                                              VARIABLE ANNUITY ACCOUNT C

                                       ING Life Insurance and Annuity Company

                  April 30, 2007 Supplement to April 30, 2007 Contract Prospectus or Contract
                                                               Prospectus Summary

                                Maine Association of Nonprofits (the “Association”)

Under a signed agreement, the Association endorses the Company’s variable annuity for sale to
Association members. The Company has agreed to compensate the Association on an annual basis, the greater of (a) $5,000, or (b) $1.50 per individual who enrolls in an Association members’ retirement plan that is funded by the Company’s variable annuity, but the actual payment may be less. This compensation is in exchange for the Association’s active and continuous support of the Company in the Company’s efforts to develop and administer retirement programs for the Association's members. (See “Other Topics – Third Party
Compensation Arrangements” in the Contract Prospectus or the Contract Prospectus Summary.)

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING
Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other
Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

                                VARIABLE ANNUITY ACCOUNT C

                            ING Life Insurance and Annuity Company

         April 30, 2007 Supplement to April 30, 2007 Contract Prospectus or Contract
                                               Prospectus Summary

                                St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the
St. John’s Regional Health Center tax-deferred annuity plan. (See “Fees – Early Withdrawal
Charge” in the Contract Prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial
Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V.
Insurance obligations are the responsibility of each individual company.

XCS.01107-07SJ                                                                                                           April 2007

C07-0403-001R

                        ING Life Insurance and Annuity Company
                                                                  and its
                                  Variable Annuity Account C

                        Multiple Sponsored Retirement Options

Supplement dated April 30, 2007 to your current variable annuity Contract Prospectus, Contract
Prospectus Summary and Statement of Additional Information

This supplement updates certain information contained in your current variable annuity Contract Prospectus, Contract
Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your variable annuity Contract Prospectus, Contract Prospectus Summary and SAI.

                                NOTICE OF FUND SUBSTITUTIONS

Effective July 27, 2007, and pursuant to applicable regulatory approvals, ING Life Insurance and Annuity Company (the
“Company”) and Variable Annuity Account C (the “Separate Account”) will replace certain funds in which the subaccounts of the Separate Account invest (the “Replaced Funds”) with certain other funds (the “Substitute Funds”) as follows:
Replaced Funds	Substitute Funds
Lord Abbett Series Fund - Growth and Income Portfolio	ING Lord Abbett Affiliated Portfolio (Class I)
(Class VC)
Pioneer Equity Income VCT Portfolio (Class I)	ING Pioneer Equity Income Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)	ING Pioneer Fund Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)	ING Pioneer High Yield Portfolio (I Class)
Pioneer Mid Cap Value VCT Portfolio (Class I)	ING Pioneer Mid Cap Value Portfolio (Class I)

Important Information about the Substitutions.

«	Effective July 27, 2007, the subaccounts which invest in the Replaced Funds will no longer be available through your variable annuity contract.

«	In the limited circumstance where a contract holder or participant invested in one or more of the Replaced Funds has invested in 18 funds over the life of their certificate or contract and has an existing loan under that contract, the fund substitution will not occur on July 27, 2007. For these contracts, current allocations to a Replaced Fund will continue to be allowed if and until we apply the fund substitution to these contracts. However, effective July 27, 2007 the Replaced Funds will be closed to transfers and new allocations (including an increase to current allocations). We will notify impacted participants and contract holders if we elect to apply the fund substitution to these contracts in the future.

«	Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

«	On the effective date of the substitutions, existing investments and ongoing allocations to a subaccount which invests in a Replaced Fund will be automatically reallocated to the subaccount which invests in the corresponding Substitute Fund.

Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

«	The investment objective and policies of each Substitute Fund are the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described in each Substitute Fund's prospectus.

«	A prospectus for each of the Substitute Funds has previously been sent to you or accompanies this supplement. Read these materials carefully before deciding what to do with amounts allocated to subaccounts which invest in the Replaced Funds. Should you need additional prospectuses, please call the number listed in your Contract Prospectus under "Questions: Contacting the Company" or the first page of your Contract Prospectus Summary.

X.01107-07

April 2007

«	Although the total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund, you should know that the Company and its affiliates expect to collectively receive higher levels of revenue from each Substitute Fund than from the corresponding Replaced Fund. This additional revenue is primarily realized in the form of management and service fees the Substitute Funds will pay to certain of the Company’s affiliates (the prospectus applicable to each Substitute Fund details these amounts). By contrast, the corresponding fees of the Replaced Funds are paid to non-ING entities. The Company therefore has a financial incentive to proceed with the substitution.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member
SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.01107-07	Page 2 of 2	April 2007
C07-0403-010R

    ING LIFE INSURANCE AND ANNUITY COMPANY
Variable Annuity Account C
Multiple Sponsored Retirement Options
CONTRACT PROSPECTUS – APRIL 30, 2007

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents … page 3

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section of this prospectus on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectus for future reference.

Fixed Interest Options.

Guaranteed Accumulation Account

Fixed Plus Account

Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the April 30, 2007 Statement of Additional Information (SAI)
without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under the “Contract Overview - Questions: Contacting the Company”
section of the prospectus. You may also obtain an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When
looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-01107. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-141040. The SAI
table of contents is listed on page 53 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.01107-07

CONTRACT PROSPECTUS – APRIL 30, 2007 (CONTINUED)
Variable Investment Options (The Funds)*
AIM V.I. Capital Appreciation Fund (Series I)	ING Lord Abbett Affiliated Portfolio (Class I)	ING VP Index Plus LargeCap Portfolio (Class I)
AIM V.I. Core Equity Fund (Series I)	ING Marsico Growth Portfolio (Class S)	ING VP Index Plus MidCap Portfolio (Class I)
American Century® Income & Growth Fund	ING Marsico International Opportunities	ING VP Index Plus SmallCap Portfolio (Class I)
(Advisor Class)(1)(2)	Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class I)
Calvert Social Balanced Portfolio	ING MFS Total Return Portfolio (Class S)	ING VP International Equity Portfolio (Class I)
Capital One Mid Cap Equity Fund	ING MFS Utilities Portfolio (Class S)	ING VP International Value Portfolio (Class I)
(Class A Shares)(1)	ING Neuberger Berman Partners Portfolio	ING VP MidCap Opportunities Portfolio
EuroPacific Growth Fund® (Class R-4)(1)	(S Class)	(Class I)
Evergreen Special Values Fund (Class A) (1)(2)	ING OpCap Balanced Value Portfolio (S Class)	ING VP Money Market Portfolio (Class I)
Fidelity® VIP Contrafund® Portfolio	ING Oppenheimer Global Portfolio (I Class)	ING VP Real Estate Portfolio (Class I)
(Initial Class)	ING Oppenheimer Main Street Portfolio®	ING VP Small Company Portfolio (Class I)
Fidelity® VIP Equity-Income Portfolio	(Class S)	ING VP SmallCap Opportunities Portfolio
(Initial Class)	ING Oppenheimer Strategic Income Portfolio	(Class I)
Fidelity® VIP Growth Portfolio (Initial Class)	(I Class)	ING VP Strategic Allocation Conservative
Fidelity® VIP Midcap Portfolio (Initial Class)(3)	ING PIMCO High Yield Portfolio (Class S)	Portfolio (Class I)
Fidelity® VIP Overseas Portfolio (Initial	ING PIMCO Total Return Portfolio (S Class)	ING VP Strategic Allocation Growth Portfolio
Class)(2)	ING Pioneer Equity Income Portfolio (Class I)(6)	(Class I)
Franklin Small Cap Value Securities Fund	ING Pioneer Fund Portfolio (Class I)	ING VP Strategic Allocation Moderate Portfolio
(Class 2)	ING Pioneer High Yield Portfolio (I Class)	(Class I)
ING AllianceBernstein Mid Cap Growth	ING Pioneer Mid Cap Value Portfolio (Class I)	ING VP Value Opportunity Portfolio (Class I)
Portfolio (Class S)	ING Solution 2015 Portfolio (S Class)(7)	ING Wells Fargo Disciplined Value Portfolio
ING American Century Large Company Value	ING Solution 2025 Portfolio (S Class)(7)	(Class S)(4)
Portfolio (S Class)	ING Solution 2035 Portfolio (S Class)(7)	ING Wells Fargo Small Cap Disciplined
ING American Century Small-Mid Cap Value	ING Solution 2045 Portfolio (S Class)(7)	Portfolio (Class S)
Portfolio (S Class)	ING Solution Income Portfolio (S Class)(7)	LKCM Aquinas Growth Fund(1)(3)
ING Baron Asset Portfolio (S Class)	ING Stock Index Portfolio (Class I)	Lazard Mid Cap Portfolio (Open Shares)(1)(8)
ING Baron Small Cap Growth Portfolio	ING T. Rowe Price Capital Appreciation	Lord Abbett Series Fund - Growth and Income
(S Class)	Portfolio (Class S)	Portfolio (Class VC)
ING BlackRock Large Cap Growth Portfolio	ING T. Rowe Price Diversified Mid Cap Growth	Lord Abbett Series Fund - Mid-Cap Value
(Class I)	Portfolio (I Class)	Portfolio (Class VC)
ING Columbia Small Cap Value II Portfolio	ING T. Rowe Price Equity Income Portfolio	Neuberger Berman Socially Responsive Fund®
(S Class)	(Class S)	(Trust Class)(1)
ING Davis Venture Value Portfolio (S Class)	ING T. Rowe Price Growth Equity Portfolio	New Perspective Fund® (Class R-4)(1)
ING Evergreen Health Sciences Portfolio	(I Class)	OpCap Mid Cap Portfolio(8)
(Class S)	ING Templeton Foreign Equity Portfolio	Oppenheimer Developing Markets Fund
ING FMRSM Diversified Mid Cap Portfolio	(S Class)	(Class A)(1)(2)
(Class S)**	ING Templeton Global Growth Portfolio	Oppenheimer Main Street Small Cap Fund® /VA
ING FMRSM Large Cap Growth Portfolio	(Class S)	Pax World Balanced Fund (Individual Investor
(Class I)**(4)	ING Thornburg Value Portfolio (I Class)(4)	Class)(1)
ING Fundamental Research Portfolio (S Class)	ING UBS U.S. Large Cap Equity Portfolio	PIMCO VIT Real Return Portfolio
ING GET U.S. Core Portfolio(5)	(I Class)	(Administrative Class)
ING Global Resources Portfolio (Class S)	ING UBS U.S. Small Cap Growth Portfolio	Pioneer Emerging Markets VCT Portfolio (Class
ING JPMorgan Emerging Markets Equity	(S Class)	I) (8)
Portfolio (Class S)	ING Van Kampen Comstock Portfolio (S Class)	Pioneer Equity Income VCT Portfolio (Class I)
ING JPMorgan International Portfolio (I Class)	ING Van Kampen Equity and Income Portfolio	Pioneer Fund VCT Portfolio (Class I)
ING JPMorgan Mid Cap Value Portfolio	(I Class)	Pioneer High Yield VCT Portfolio (Class I)
(S Class)	ING Van Kampen Growth and Income Portfolio	Pioneer Mid Cap Value VCT Portfolio
ING JPMorgan Small Cap Core Equity Portfolio	(Class S)	(Class I)
(Class S) (4)	ING Van Kampen Real Estate Portfolio (Class S)	Templeton Global Bond Fund (Class A)(1)
ING JPMorgan Value Opportunities Portfolio	ING VP Balanced Portfolio, Inc. (Class I)	The Growth Fund of America® (Class R-4)(1)
(Class S)	ING VP Financial Services Portfolio (Class I)	Wanger International Small Cap(8)
ING Julius Baer Foreign Portfolio (Class S)	ING VP Global Science and Technology	Wanger Select
ING Legg Mason Partners Aggressive Growth	Portfolio (Class I)	Wanger U.S. Smaller Companies
Portfolio (I Class)	ING VP Growth and Income Portfolio (Class I)	Washington Mutual Investors FundSM (Class
ING Legg Mason Partners Large Cap Growth	ING VP Growth Portfolio (Class I)	R-4)(1)
Portfolio (I Class)	ING VP Index Plus International Equity Portfolio
ING Legg Mason Value Portfolio (Class S)	(Class S)
*	The following funds are only available to a limited number of participants who did not participate in the fund substitution during April, 2005: Janus
Aspen Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen
Worldwide Growth Portfolio, Oppenheimer Global Securities Fund/VA and Oppenheimer Strategic Bond Fund/VA.
**	FMR is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds.”
(2)	These funds are only available to plans offering the funds prior to certain dates as follows: American Century® Income & Growth Fund - prior to
May 1, 2002; Evergreen Special Values Fund - prior to September 1, 2005; Fidelity® VIP Overseas Portfolio - prior to May 1, 2004; and Oppenheimer
Developing Markets Fund - prior to March 6, 2006.
(3)	This fund is not available for all plans. Availability is subject to Company and/or plan sponsor approval.
(4)	This fund has changed its name to the name listed above. See Appendix V for a complete list of former and current fund names.
(5)	The ING GET U.S. Core Portfolio is not currently available for investment.
(6)	This fund is scheduled to be available on May 11, 2007.
(7)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.
(8)	This fund is scheduled to be available on May 7, 2007.

PRO.01107-07

                                      TABLE OF CONTENTS

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts	5
Contract Phases: Accumulation Phase, The Income Phase	5
Fee Table	6
Condensed Financial Information	9
Variable Annuity Account C	9
The Company	9
Investment Options	11
Transfers	13
Contract Purchase and Participation	16
Contract Ownership and Rights	18
Right to Cancel	18
Fees	19
Your Account Value	28
Withdrawals	30
Loans	32
Systematic Distribution Options	32
Death Benefit	33
The Income Phase	35
Contract Distribution	38
Taxation	42
Other Topics	51
Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment Delay
or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

Contents of the Statement of Additional Information	53

Appendix I - Guaranteed Accumulation Account	54
Appendix II - Fixed Account	56
Appendix III - Fixed Plus Account	58
Appendix IV - Participant Appointment of Employer as Agent Under an Annuity Contract	62
Appendix V - Description of Underlying Funds	63
Appendix VI - Condensed Financial Information	CFI-1

PRO.01107-07

CONTRACT OVERVIEW
Questions: Contacting the
Company. Contact your	The following is intended as a summary. Please read each section of this
local representative or write	prospectus for additional information.
or call the Company:
Who’s Who
ING
USFS Customer Service	You (the participant)*: The individual who participates in the contract through
Defined Contribution	a retirement plan.
Administration, TS21
151 Farmington Avenue	Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.
Hartford, CT 06156-1277
Contract Holder*: The person to whom we issue the contract. Generally, the
1-800-262-3862	plan sponsor or a trust. We may also refer to the contract holder as the contract owner.
Sending Forms and
Written Requests in Good	We (the Company): ING Life Insurance and Annuity Company. We issue the
Order.	contract.
If you are writing to change	For greater detail, review “Contract Ownership and Rights” and “Contract
your beneficiary, request a	Purchase and Participation.”
withdrawal, or for any other
purpose, contact your local	* Certain contracts are purchased by and issued directly to persons participating in
representative or the	certain plans. The words “you” and “participant” apply to these individuals, except that
Company to learn what	these individuals have all rights under the contract. The word “contract holder” also
information is required in	applies to these individuals, except that these individuals have no responsibilities to
order for the request to be in	other participants or beneficiaries.
“good order.” By contacting
us, we can provide you with	The Contract and Your Retirement Plan
the appropriate
administrative form for your	Retirement Plan (plan): A plan sponsor has established a plan for you. This
requested transaction.	contract is offered as a funding option for that plan. We are not a party to the plan.
Generally, a request is
considered to be in “good	Plan Type: We refer to the plan by the Tax Code section under which it
order” when it is signed,	qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment
dated and made with such	under Tax Code section 457. To learn which Tax Code section applies to your
clarity and completeness that	plan, contact your plan sponsor, your local representative or the Company.
we are not required to
exercise any discretion in	Use of an Annuity Contract in your Plan: Under the federal tax laws,
carrying it out.	earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as
We can only act upon written	a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), or 457(b) plan), an
requests that are received in	annuity contract is not necessary to obtain this favorable tax treatment and does
good order.	not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See
“Contract Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.01107-07

4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans, or in some plans under 401(a), 401(k), Roth 401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “Taxation.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases
I. The Accumulation Phase (accumulating retirement		Payments to
benefits)		Your Account
Step 1 ||
STEP 1: You or the contract holder provide ING Life	ING Life Insurance and Annuity Company
Insurance and Annuity Company with your completed	(a) ||	Step 2	(b) ||
enrollment materials.		Variable Annuity
	Fixed		Account C
According to the plan, we set up one or more accounts for you.	Interest
We may set up account(s) for employer contributions and/or	Option	Variable Investment
for contributions from your salary. Alternatively, we may issue			Options
the contract to an employer or a plan on an unallocated basis.
In that case, we establish a single account under the contract for		The Subaccounts
the contract holder, and the recordkeeper designated by the		A	B	Etc.
plan establishes and maintains an individual account or			|| Step 3 ||
accounts for each participant.		Mutual	Mutual	Etc.
		Fund A	Fund B
STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the
following:

(a) Fixed Interest Options; or
(b) Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity Account
C. Each one invests in a specific mutual fund.)
STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase (receiving income phase payments from your contract)
The contract offers several payment options. See “The Income Phase.” In general, you may:
Receive income phase payments over a lifetime or for a specified period;
Receive income phase payments monthly, quarterly, semi-annually or annually;
Select an option that provides a death benefit to beneficiaries; and
Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-07

5

FEE TABLE
In This Section:
Maximum Contract Holder	The following tables describe the fees and expenses that you will pay when buying,
Transaction Expenses;	owning, and withdrawing from your contract. The first table describes the fees and
Annual Maintenance Fee;	expenses that you will pay at the time that you buy the contract, withdraw from the
Separate Account Annual	contract, take a loan from the contract or transfer cash value between investment
Expenses;	options. State premium taxes may also be deducted.* See “The Income Phase” for
Hypothetical Examples;	fees that may apply after you begin receiving payments under the contract.
and
Fees Deducted by the	Maximum Contract Holder Transaction Expenses
Early Withdrawal Charge[1]
Funds.
(as a percentage of amount withdrawn, if applicable)
Also see the “Fees” Section
for:		Applicable to Texas K-12 contracts		7%
Early Withdrawal Charge		Applicable to all other contracts		5%
Schedules;		2
How, When and Why Fees		Loan Interest Rate Spread (per annum)		3.0%
are Deducted;
Reduction, Waiver and/or	1	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply
Elimination of Certain		to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These
Fees;		fees may be waived, reduced or eliminated in certain circumstances. See the “Fees” section.
Redemption Fees; and	2	This is the difference between the rate applied and the rate credited on loans under your
Premium and Other Taxes.		contract. See “Loans.” Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum.
See “The Income Phase” for:
Fees during the Income	The next table describes the fees and expenses that you will pay periodically during
Phase.	the time that you own the contract, not including fund fees and expenses.
Texas K-12 Contracts			Applicable to
Defined:			Texas	Applicable
Voluntary 403(b) annuity			K-12	to all other
contracts for employees of K-12			contracts	contracts
public schools in Texas who
became participants under the	Maximum Annual Maintenance Fee[3]		$0.00	$30.00
contract on and after June 1,
2002. These contracts meet the	Separate Account Annual Expenses[3]
requirements established by the		(as a percentage of average account value)
Teachers Retirement System of
Texas in support of Senate Bill		Maximum Mortality and Expense Risk Charge	1.25%	1.50%
273.
		Maximum Administrative Expense Charge	0.25%[4]	0.25%[5]
		ING GET Fund Guarantee Charge[6]	0.25%	0.25%
		Maximum Total Separate Account Expenses	1.75%	2.00%
	3	These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”
	4	We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.
	5	We only impose this charge under some contracts. See “Fees.”
	6	The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See “Investment
Options - ING GET U.S. Core Portfolio” and “Fees - ING GET U.S. Core Portfolio Guarantee
Charge” for a description of the ING GET Fund guarantee charge. We are not currently offering any series of the ING GET U.S. Core Portfolio for investment.

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.01107-07

6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12		Applicable to All Other
	Contracts		Contracts
	Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution (12b-1)	0.27%	1.50%	0.27%	1.52%
and/or service fees, and other expenses)
Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include maximum contract holder transaction expenses, maximum maintenance fees (converted to a percentage of assets equal to 0.132%), maximum separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account				(B) If you do not withdraw your entire
	value at the end of the applicable time				account value or if you select an income
	period:				phase payment option at the end of the
					applicable time period**:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas	$966	$1,511	$2,074	$3,318	$303	$927	$1,577	$3,318
K-12 contracts
Applicable to All	$851	$1,570	$2,312	$3,687	$343	$1,045	$1,770	$3,687
Other contracts*

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Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	(A) If you withdraw your entire account				(B) If you do not withdraw your entire
	value at the end of the applicable time				account value or if you select an income
	period:				phase payment option at the end of the
					applicable time period**:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas	$851	$1,162	$1,487	$2,084	$180	$557	$959	$2,084
K-12 contracts
Applicable to All	$733	$1,218	$1,731	$2,485	$218	$674	$1,155	$2,485
Other contracts*
* Examples 1(A) and Example 2(A) reflect deduction of an early withdrawal charge calculated using Early Withdrawal Charge
Schedule I (based on completed purchase payment periods.) Schedule I is listed in “Fees.” Under that schedule, if only one
$10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

151 Farmington Avenue
Hartford, Connecticut 06156

Regulatory Developments – the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

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Insurance and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General,
other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities);
and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude.
The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on
ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

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INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the
SEC website or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the
Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the
Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio (“ING GET Fund”) series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months or longer, which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. We are not currently offering any series of the ING GET Fund for investment. The
Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING
GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING
GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date, we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your
ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S.
equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

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Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

Selecting Investment Options

• Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.

• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

• Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. For example, some subaccounts may be unavailable in a particular state due to state law limits on total aggregate charges applicable to investment options offered. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401, 403(a), and 457(b) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, the loan counts toward the limit, even after the full value is transferred to other options.

Additional Risks of Investing in the Funds.

Insurance-Dedicated Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-
dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

Mixed - bought for annuities and life insurance
Shared - bought by more than one company

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Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

American Century® Income & Growth Fund
Capital One Mid Cap Equity Fund
EuroPacific Growth Fund®
Evergreen Special Values Fund
LKCM Aquinas Growth Fund
Lazard Mid Cap Portfolio
Neuberger Berman Socially Responsive Fund®
New Perspective Fund®
Oppenheimer Developing Markets Fund
Pax World Balanced Fund
Templeton Global Bond Fund
The Growth Fund of America®
Washington Mutual Investors FundSM

See “Taxation - 403(b) Plans” for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options.
Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series.
Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract
Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

«	Increased trading and transaction costs;

«	Forced and unplanned portfolio turnover;

«	Lost opportunity costs; and

«	Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract holders and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

«	Exceeds our current definition of excessive trading, as defined below;

«	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);

«	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or

«	Is determined, in our sole discretion, to be not in the best interests of other contract holders or participants.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the Internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other Company variable annuity contracts that you own or participate in. It may also be extended to other variable contracts and variable life insurance policies that are issued to you by our affiliates, or that you participate in. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another holder or participant’s variable contract or policy, we will also take the following actions, without prior notice:

«	Not accept transfer instructions from that organization, individual or other party; and

«	Not accept preauthorized transfer forms from market-timing organizations, individuals or other parties acting on behalf of more than one contract holder or participant at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a
30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

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Our excessive trading policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

The Company Intends to Modify its Excessive Trading Policy in October 2007. At that time, the Company will begin restricting electronic transfer privileges if a contract holder or participant: (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract holders and participants before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract holder and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s excessive trading policy. Under these agreements, the
Company is required to share information regarding contract holder and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract holder and participant transactions, this information may include personal contract holder and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract holder or participant’s transactions if the fund determines that the contract holder or participant has violated the fund's trading policies.
This could include the fund directing us to reject any allocations of purchase payments or account value to the fund.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into an ING GET Fund subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

Dollar cost averaging is not available to participants in the account rebalancing program.

The Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected.
Only account values invested in the subaccounts (excluding the ING GET Fund subaccount) may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, 151
Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax: (860) 723-9620.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

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CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 403(b) and Roth 401(k) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee
Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), or 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract.

1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.

Participating in the Contract.
1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.	If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 403(b) and Roth 401(k) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

Lump-sum payments: A one time payment to your account in the form of a transfer from a previous plan;
and/or
Installment payments: More than one payment made over time to your account.

Contributions to Roth 403(b) or Roth 401(k) accounts must be made by after-tax salary reduction, transfer, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 403(b) and Roth 401(k) accounts, where each account will have its own early withdrawal charge schedule. See “Fees - Early Withdrawal Charge Schedules.”

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Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the
Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and “Appendix III - Fixed Plus Account.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Taxation.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

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CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

Under Governmental 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.
Under Tax-Exempt 457(b) Plans. In order to avoid being subject to the Employee Retirement Income Security
Act of 1974 (ERISA), 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-
controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.
Under 401(a), 401(k), Roth 401(k), 403(a), 403(b), or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

Who Holds Rights Under the Contract?
Under all contracts, except group contracts issued through a voluntary 403(b) or Roth 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights.
For example, the contract holder may allow you to choose investment options.
If you participate in a group or individual contract through a voluntary 403(b) or Roth 403(b) plan or other individual contracts, you hold all rights under the contract.

For additional information about the respective rights of the contract holder and participants, see Appendix IV.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The
refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions.
When a refund of contributions is not required, the investor bears any investment risk.

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FEES
Types of Fees
The following repeats and adds to information provided in the “Fee Table”	There are several types of fees
section. Please review both this section and the “Fee Table” section for	which you may incur under the
information on fees.	contract:
Transaction Fees
I. Maximum Transaction Fees	• Early Withdrawal Charge
• Annual Maintenance Fee
Early Withdrawal Charge	• Redemption Fees
Fees Deducted from the
Subaccounts
Withdrawals of all or a portion of your account value may be subject to a	• Mortality and Expense Risk
charge. In the case of a partial withdrawal where you request a specific dollar	Charge
amount, the amount withdrawn from your account will be the amount you	• Administrative Expense
specified plus adjustment for any applicable early withdrawal charge.	Charge
Fund Fees and Expenses
Purpose: This is a deferred sales charge. It reimburses us for some of the sales	Premium and Other Taxes
and administrative expenses associated with the contract. If our expenses are	ING GET Fund Guarantee
greater than the amount we collect for the early withdrawal charge, we may use	Charge
any of our corporate assets, including potential profit that may arise from the	Terms to Understand in
mortality and expense risk charges, to make up the difference.	Schedules I, II and Schedule for
Texas K-12 Contracts
Amount: This charge is a percentage of the amount that you withdraw from the
subaccounts, the Fixed Account and the Guaranteed Accumulation Account.	Account Year-a 12-month
We do not deduct an early withdrawal charge from amounts that you withdraw	period measured from the date
from the Fixed Plus Account. The percentage is determined by the early	we establish your account, or
withdrawal charge schedule that applies to your account. Some of these	measured from any anniversary
schedules are listed below. The charge will never be more than 8.5% of your	of that date.
total purchase payments to the account, or under some contracts, the maximum	Contract Year-a 12-month
permitted by NASD rules.	period measured from the date
we establish the contract, or
measured from any anniversary
Early Withdrawal Charge Schedules. You may determine which schedule	of that date.
applies to you by consulting your certificate or the contract (held by the	Purchase Payment Period (also
contract holder).	called Contribution Period,
Contract Years, Deposit cycles,
Schedule I. This is one of two maximum early withdrawal charge schedules	Account Years Completed, or
that may apply to contracts other than Texas K-12 contracts. It grades down to	Installment Payment Period
zero over a 10-year period, as shown below. Some contracts have schedules	under some contracts) - the
that grade down to zero over fewer than 10 years.	period of time it takes to
complete the number of
installment payments expected
Each contract will specify whether a schedule is based on one of the following:	to be made to your account over
(1) The number of years since the account was established; (2) the number of	a year.
years since the contract was established; (3) the number of completed purchase
payment periods; or (4) the number of completed deposit cycles.	For example, if your payment
frequency is monthly, a
Unless the contract provides otherwise, the same schedule applies to	payment period is completed
installment purchase payments (ongoing contributions) and to single purchase	after 12 payments are made. If
payments (rollovers, exchanges or other one-time contributions).	only 11 payments are made, the
payment period is not
completed until the twelfth
payment is made. At any given
time, the number of payment
periods completed cannot
exceed the number of account
years completed, regardless of
the number of payments made.

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Schedule I
Purchase Payment Periods,
Contribution Periods,
Deposit Cycles, Contract
Years or Completed Account
Years (depending
upon the contract)	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more but fewer than 9	3%
9 or more but fewer than 10	2%
10 or more	0%

Schedule II. This is one of two maximum early withdrawal charge schedules that apply to contracts other than
Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 6	4%
6 or more but fewer than 7	3%
7 or more but fewer than 8	2%
8 or more but fewer than 9	1%
9 or more	0%

Texas K-12 Contracts. The following schedule applies to participants who enroll in Texas K-12 contracts.

Completed Account Years	Early Withdrawal Charge
Fewer than 1	7.0%
1 or more but fewer than 2	6.5%
2 or more but fewer than 3	6.0%
3 or more but fewer than 4	5.5%
4 or more but fewer than 5	5.0%
5 or more but fewer than 6	4.5%
6 or more but fewer than 7	4.0%
7 or more but fewer than 8	3.5%
8 or more but fewer than 9	3.0%
9 or more but fewer than 10	2.0%
10 or more	0.0%

Early Withdrawal Charge (Roth 401(k)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k) account.

Early Withdrawal Charges (Roth 403(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 403(b) account.

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In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment cycles or deposit cycles (“cycles”) completed, the number of cycles completed for the Roth
403(b) account will be determined independently from the number of cycles completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth 403(b)
account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional cycles credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of cycles completed for each participant installment account.

For example, if a Roth 403(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) employee installment account, when the participant’s Roth 403(b)
installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) account.

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

Used to provide income payments during the income phase;
Paid because of your death before income payments begin;
Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments; or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);
Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”); or
Taken on or after the tenth anniversary of the effective date of the account.

*Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 (or for some contracts issued in New York, $1,999 or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.

Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;
Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);
Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

**This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

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Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder, or an in-service distribution permitted by the plan when certified by the employer;
From contracts used with plans under section 401(a)/401(k), 403(a), or 403(b) of the Tax code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (to qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10%
amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default);
Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;
Made because the Company terminated the account under the circumstances described in “Other Topics -
Account Termination”;
Withdrawn for a transfer as provided under Internal Revenue Service Ruling 90-24 to a Tax Code section
403(b)(7) custodial account sponsored by the Company;
Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;
Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and
Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

The number of participants under the plan;
The type and nature of the group to which a contract is issued;
The expected level of assets and/or cash flow under the plan;
Our agent’s involvement in sales activities;
Our sales-related expenses;
Distribution provisions under the plan;
The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
The level of employer involvement in determining eligibility for distributions under the contract;
Our assessment of financial risk to the Company relating to withdrawals; and
Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.
We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

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Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New
York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract forms G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years	Early Withdrawal Charge
Fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

Annual Maintenance Fee
Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro-rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro-rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 403(b) or Roth 401(k) account. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

The size, type and nature of the group to which a contract is issued;
Amount of contributions to the contract;
The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

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Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

II. Maximum Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See “The Income
Phase - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.
The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
The frequency, consistency and method of submitting payments and loan repayments;
The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;
The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
The projected frequency of distributions;
The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan; and
Whether or not a transfer credit was selected by the plan sponsor.

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We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts.
We do not expect to make a profit from this fee.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing.
The level of the fee may be reassessed and increased or decreased annually.

III. Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses that may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

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Types of Revenue Received from Affiliated Funds

Affiliated funds are: (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

«	A share of the management fee deducted from fund assets;

«	Service fees that are deducted from fund assets;

«	For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and

«	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

«	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

«	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2006, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	Fidelity Investments	11.	Columbia Wanger Asset Management
2.	American Funds	12.	PIMCO Funds
3.	Lord Abbett Funds	13.	American Century Investments
4.	Franklin Templeton Investments	14.	Janus Funds
5.	Pioneer Investments	15.	LKCM Aquinas Fund
6.	Oppenheimer Funds	16.	Capital One Mutual Funds
7.	Evergreen Investments	17.	Neuberger Berman, LLC
8.	Pax World Funds	18.	Lazard Funds, Inc.
9.	AIM Investments	19.	Premier VIT Funds
10.	Calvert Funds

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Some fund families listed above may not have paid any amounts in 2006 to the Company or its affiliates in connection with the Company’s registered variable annuity contracts. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds” (including the ING Solution portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Taxation.”

V. ING GET Fund Guarantee Charge

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is
0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See
“Investment Options - ING GET U.S. Core Portfolio.”

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YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

Account dollars directed to the fixed interest options, including interest earnings to date;
Less any deductions from the fixed interest options (e.g., withdrawals, fees);
Plus the current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and
“Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

The net assets of the fund held by the subaccount as of the current valuation; minus
The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
Divided by the total value of the subaccount’s units at the preceding valuation;
Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account (such as guarantee charges for the
ING GET Fund). See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the

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next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable
AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.
$5,000 contribution			Step 1: An investor contributes
	Step 1 ||		$5,000.
ING Life Insurance and Annuity Company			Step 2:
A. He directs us to invest $3,000 in
	Step 2 ||		Fund A. His dollars purchase
300 accumulation units of
Variable Annuity Account C			Subaccount A ($3,000 divided
Subaccount A	Subaccount B	Etc.	by the current $10 AUV).
300	80		B. He directs us to invest $2,000 in
accumulation	accumulation		Fund B. His dollars purchase 80
units	units		accumulation	units	of
Subaccount B ($2,000 divided
by the current $25 AUV).
Step 3: The separate account then
||	Step 3 ||		purchases shares of the applicable
funds at the current market value
Fund A	Fund B		(net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent
purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS
Taxes, Fees and Deductions
Making a Withdrawal. Subject to limitations on withdrawals from the fixed
Amounts withdrawn may be	interest options and other restrictions (see “Withdrawal Restrictions” below),
subject to one or more of the	the contract holder, or you if permitted by the plan, may withdraw all or a
following:	portion of your account value at any time during the accumulation phase.
Early Withdrawal Charge.
See “Fees - Early	Steps for Making a Withdrawal. The contract holder, or you if permitted by
Withdrawal Charge”	the plan, must:
Maintenance Fee. See
“Fees - Maintenance Fee”	Select the withdrawal amount.
Market Value Adjustment.
See Appendix I	• Full Withdrawal: You will receive, reduced by any required tax, your
Redemption Fees. See	account value allocated to the subaccounts, the Guaranteed
“Fees – Redemption Fees”	Accumulation Account (plus or minus any applicable market value
Tax Penalty. See	adjustment) and the Fixed Account, minus any applicable early
“Taxation”
Tax Withholding. See	withdrawal charge and redemption fees, plus the amount available for
“Taxation”	withdrawal from the Fixed Plus Account.
• Partial Withdrawal (Percentage or Specified Dollar Amount): You will
To determine which may apply,	receive, reduced by any required tax, the amount you specify, subject
refer to the appropriate sections	to the value available in your account. However, the amount actually
of this prospectus, contact your	withdrawn from your account will be adjusted by any applicable
local representative or call the	redemption fees, and by any applicable early withdrawal charge for
Company at the number listed in	amounts withdrawn from the subaccounts, the Guaranteed
“Contract Overview - Questions:	Accumulation Account or the Fixed Account, and any positive or
Contacting the Company.”	negative market value adjustments for amounts withdrawn from the
Guaranteed Accumulation Account. The amount available from the
Fixed Plus Account may be limited.
For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix III.
Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
Properly complete a disbursement form and submit it to the address listed in
“Contract Overview - Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:
(1) As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or
(2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

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Reinstatement Privilege. Some contracts allow one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET
Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. Special rules apply to reinstatements of amounts withdrawn from the
Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
(1) Salary reduction contributions made after December 31, 1988; and
(2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December
31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.
401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship.
The contract may require that the contract holder certify that you are eligible for the distribution.
If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement
Equity Act requirements have been met.
Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS
Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.
Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.
Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas
Attorney General’s interpretation of Texas law.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full and Partial Withdrawal Provisions (for
those contracts that waive these charges/restrictions upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance
(prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

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LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available under Roth 401(k) or Roth 403(b) contracts or accounts. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% .

SYSTEMATIC DISTRIBUTION OPTIONS
Features of a Systematic
Distributions Option	Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To
If available under your plan, a	exercise one of these options, the account value must meet any minimum dollar
systematic distribution option	amount and age criteria applicable to that option. To determine what systematic allows you to receive regular
payments from your account	distribution options are available, check with the contract holder or the
without moving into the income	Company.
phase. By remaining in the
accumulation phase, you retain	Systematic distribution options currently available under the contract include
certain rights and investment	the following:
flexibility not available during
the income phase. Because the	SWO-Systematic Withdrawal Option. SWO is a series of partial
account remains in the	withdrawals from your account based on a payment method you select. It is accumulation phase, all
accumulation phase charges	designed for those who want a periodic income while retaining
continue to apply.	accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)
ECO-Estate Conservation Option. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under ECO, the
Company calculates the minimum distribution amount required by law
(generally at age 70½ or retirement, if later) and pays you that amount once a year.

For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed
Accumulation Account.

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Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, except for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers, you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions: Contacting the
Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Taxation.”

DEATH BENEFIT
During the Income Phase
The contract provides a death benefit in the event of your death, which is payable to
the beneficiary named under the contract (contract beneficiary).		This section provides
information about the
	Under contracts issued in connection with most types of plans except voluntary	accumulation phase. For
	403(b) and Roth 403(b) plans, the contract holder must be named as the contract	death benefit information
	beneficiary, but may direct that we make any payments to the beneficiary you	applicable to the income
	name under the plan (plan beneficiary).	phase, see “The Income
Phase.”
Under contracts issued in connection with voluntary 403(b) and Roth 403(b)
plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.
During the Accumulation Phase
Payment Process
1.	Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within 7 calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview -
Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

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Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

Lump-sum payment;
Payment under an available income phase payment option (see “The Income Phase - Payment Options”); and
Payment under an available systematic distribution option (subject to certain limitations). See “Systematic
Distribution Options.”

Unless the beneficiary elects otherwise, lump-sum payment will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options.

Leaving the account value invested in the contract; and
Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “The Income Phase - Payment Options.”

Death Benefit Calculation. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation
Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a)	Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
(b)	The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract or certificate for treatment of amounts held in the Guaranteed Accumulation Account.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

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THE INCOME PHASE
We may have used the following
During the income phase, you receive payments from your accumulated	terms in prior prospectuses:
account value.
Annuity Phase-Income
Initiating Income Phase Payments. At least 30 days prior to the date you	Phase
want to start receiving income phase payments, the contract holder, or you if	Annuity Option-Income
permitted by the plan, must notify us in writing of the following:	Phase Payment Option
Start date;	Annuity Payment-Income
Income phase payment option (see the income phase payment options table
in this section);	Phase Payment
Income phase payment frequency (i.e., monthly, quarterly, semi-annually
or annually);	Annuitization-Initiating
Choice of fixed or variable payments;	Income Phase Payments
Selection of an assumed net investment rate (only if variable payments are elected); and
Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any)
selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s)
selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.
For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

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Charges Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so.
For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Taxation.”

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income

payment will be made should the annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Life Income- Guaranteed Payments*

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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Lifetime Income Phase Payment Options (continued):
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	(a) When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Lives-Guaranteed	the first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Continuing Payment: 100% of the payment to continue after the first death.
(limited availability	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a
fixed payment only)	lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options(1)
Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the
Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis
Nonlifetime-	and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
Guaranteed	at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions:
Contacting the Company.”

Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.
(1)	For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

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CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (“NASD”) and the
Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151
Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or of other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING DIRECT Securities, Inc.
Directed Services LLC	ING Financial Partners, Inc.
Financial Network Investment Corporation	ING Funds Distributor, LLC
Guaranty Brokerage Services, Inc.	Multi-Financial Securities Corporation
ING America Equities, Inc.	PrimeVest Financial Services, Inc.
ING Financial Markets LLC	Systematized Benefits Administrators, Inc.
ING Direct Funds Limited

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to
7%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to
0.50% .

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
7% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

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Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

«	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

«	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on fixed insurance product sales;

«	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

«	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

«	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

«	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	Symetra Investment Services, Inc.	14)	National Planning Corporation
2)	AIG Financial Advisors Inc.	15)	Jefferson Pilot Securities Corporation
3)	Walnut Street Securities, Inc.®	16)	Morgan Keegan and Company, Inc.
4)	Lincoln Investment Planning, Inc.	17)	Cadaret, Grant & Co., Inc.
5)	Securities America, Inc.	18)	Tower Square Securities, Inc.
6)	ING Financial Partners, Inc.	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Financial Network Investment Corporation		Services
8)	Linsco/Private Ledger Corp.	20)	Mutual Service Corporation
9)	Valor Insurance Agency, Inc.	21)	Huckin Financial Group, Inc.
10)	Multi-Financial Securities Corporation	22)	Northwestern Mutual Investment Services, LLC
11)	Edward D. Jones & Co., L.P.	23)	Waterstone Financial Group
12)	Wachovia Securities, LLC	24)	Royal Alliance Associates, Inc.
13)	USI Securities, Inc.	25)	NFP Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be the first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the American Federation of Teachers-CT (“AFT-CT”) and the Company

In the early 1990’s, the AFT-CT endorsed the Company’s variable annuity contract. Following this endorsement, it has permitted the Company to use the AFT-CT logo on Company marketing materials, accepted paid Company advertisements in union publications, and allowed the Company access to certain union functions. During this same period, the Company made payments to AFT-CT for placement of advertising of the Company’s variable annuity in the AFT-CT publications and contributed to the costs of certain AFT-CT sponsored events. Over the past several years, these payments have typically ranged from approximately $5,000 - $15,000 per year.

The Agreement between the Oregon Education Association (“OEA”) and the Company

Effective February 16, 2007, the Company and the OEA has entered into an agreement in which the OEA agrees to endorse, and facilitate OEA members’ access to, the Company’s variable annuity.

Pursuant to the Agreement, the Company agrees:

To reimburse OEA up to $4,000 per year for the expenses of an outside consultant hired by OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;
To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;
To employ a full time OEA educator position on the Company’s staff whose primary focus is to develop a statewide program to educate OEA’s membership about the Oregon PERS program. While the primary purpose of the OEA educator position is financial education, it is expected that the efforts of this position would result, indirectly, in additional enrollment in the Company’s variable annuity; and

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«	To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by OEA in sponsoring certain union and
OEA Board member functions that Company personnel are permitted to attend, although the Agreement between
OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have averaged approximately $10,250 per year in recent years.

Third Party Compensation Arrangements.

«	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.

«	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.

«	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

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TAXATION
In this Section
I. Introduction
I.	Introduction
II.	Taxation of Qualified	This section discusses our understanding of current federal income tax laws
	Contracts	affecting the contracts. You should keep the following in mind when reading it:
III.	Possible Changes in	Your tax position (or the tax position of the designated beneficiary, as
	Taxation	applicable) determines federal taxation of amounts held or paid out under the contracts;
IV.	Taxation of the Company
Tax laws change. It is possible that a change in the future could affect
When consulting a tax adviser,		contracts issued in the past;
be certain that he or she has
expertise in the Tax Code
sections applicable to your tax		This section addresses federal income tax rules and does not discuss
concerns.		federal estate ad gift tax implications, state and local taxes or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal
Revenue Service (IRS).

Qualified Contracts
The contracts are available for purchase on a tax-qualified basis (qualified contracts).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 401(a), 401(k), 457(b), 403(a) or 403(b) of the Tax Code. Qualified
contracts may also be offered in connection with deferred compensation plans under Tax Code section 457(f), as well as in connection with non-section 457 deferred compensation plans, qualified governmental excess benefit plans under Tax Code section 415(m), and bona fide severance pay plans under Tax Code section 457(e).

II. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 401(a), 401(k), 403(a), 403(b), and 457(b) plans, including Roth 401(k) and Roth 403(b) plans. They may also be used with nonqualified deferred compensation plans under Tax Code section 457(f), with non-section 457 nonqualified deferred compensation plans, with qualified governmental excess benefit arrangements under Tax Code section 415(m), and with bona fide severance pay plans under Tax Code section 457(e)(11). (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.
The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

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Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b)
tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3)
organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a
Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In November 2004, the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant’s right to transfer his or her 403(b) accounts; and (c) the imposition of withdrawal restrictions on non-
salary reduction contribution amounts, as well as other changes.

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In addition to being offered as an investment option under the contract, shares of the following funds:

American Century® Income & Growth Fund
Capital One Mid Cap Equity Fund
EuroPacific Growth Fund®
Evergreen Special Values Fund
LKCM Aquinas Growth Fund
Lazard Mid Cap Portfolio
Neuberger Berman Socially Responsive Fund®
New Perspective Fund®
Oppenheimer Developing Markets Fund
Pax World Balanced Fund
Templeton Global Bond Fund
The Growth Fund of America®
Washington Mutual Investors FundSM

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contracts satisfy the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specially address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Section 457(b) and 457(f) Plans and Non-Section 457 Deferred Compensation Plans. Section 457 of the Tax
Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-
governmental employers). A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan.
Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-
controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

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A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is “grandfathered” and not subject to section 457 rules, or a deferred compensation plan of a for-profit employer. Employers intending to use the contract with such plans should seek competent legal advice.

Under 457(b) plans of non-governmental employers, 457(f) plans, and non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Amounts deferred under Tax Code section 457(f) plans and non-section 457 deferred compensation plans on or after
January 1, 2005 must also meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

«	Separation from service;

«	Disability;

«	Death;

«	Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;

«	Change in control or ownership of the sponsoring employer; or

«	Unforeseeable emergency.

Tax Code section 409A does not affect the application of any other provision of the Tax Code, including section
457(f), or any common law doctrines (e.g. constructive receipt).

If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

«	Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

«	Interest at the underpayment rate plus one percent on the underpayments, and

«	An additional penalty tax equal to 20% of the amount included in income.

Amounts deferred under these plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

415(m) Arrangements. If you participate in the contract through a qualified governmental excess benefit arrangement as defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.
There is no further information regarding 415(m) arrangements in this prospectus.

Bona Fide Severance Pay Plans. If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation. There is no further information regarding bona fide severance pay plans in this prospectus.

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Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(a), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $45,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or
457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b)
plan to generally no more than $15,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $15,500 or
100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth
401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $15,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 401(k), Roth
401(k), 403(b), Roth 403(b), or a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,000; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

«	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

«	A required minimum distribution under Tax Code section 401(a)(9);

«	A hardship withdrawal;

«	Otherwise excludable from income; or

«	Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k), 403(a), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO);
or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of
2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or termination of the plan, in some instances.
Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section
403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

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Roth 401(k) and Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 401(k) or Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 401(k) or Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 401(k) or Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:
	a)	The first taxable year you made a designated Roth 401(k) or Roth 403(b) contribution to any designated Roth 401(k) or Roth 403(b) account established for you under the same applicable retirement plan as defined in Tax Code section 402A; or
	b)	If a rollover contribution was made from a designated Roth 401(k) or Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 401(k) or Roth 403(b) contribution to such previously established account; and
2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a
457(b), amounts may not be made available to you earlier than: (1) the calendar year you attain age 70½; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-section 457 deferred compensation plan is generally includible in income in the first year in which it: (i) is paid or otherwise made available to you or your designated beneficiary, or (ii) is required to be includible under Tax Code section 409A.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act
provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), and governmental 457(b) plans). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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Lifetime Required Minimum Distributions (Section 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b),
and 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

Start date for distributions;
The time period in which all amounts in your contract(s) must be distributed; and
Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½, or
Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and
457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by
December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

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Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and 457(b) Plans of Governmental Employers.
Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers, 457(f) Plans, and Non-Section 457 Deferred Compensation
Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.
Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, 457(f) plans, or non-
section 457 deferred compensation plans.

Assignment and Other Transfers.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

standardized average annual total returns; and
non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), ING GET Fund guarantee charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation.
Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

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The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the
Roth 403(b) or Roth 401(k) accounts) as a designated Roth 403(b) or Roth 401(k) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.
Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the New York Stock Exchange is restricted;
(b)	When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets;
or
(c)	During any other periods the SEC may by order permit for the protection of investors.

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The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and for some contracts issued in New York $1,999), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the
Company.”

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APPENDIX I
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This Appendix is only a summary of certain facts about the Guaranteed Accumulation
Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Contract Overview - Questions: Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions.

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
Tax Penalties and/or Tax withholding - See “Taxation”;
Early Withdrawal Charge - See “Fees”; and/or
Maintenance Fee - See “Fees”.

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

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If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution
Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

Short-term - three years or less; and
Long-term - ten years or less, but greater than three years.
At the end of a guaranteed term, the contract holder or you if permitted may:
Transfer dollars to a new guaranteed term;
Transfer dollars to other available investment options; or
Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

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APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

                                   Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a)	The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b)	The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees -
Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

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By notifying us at the address listed in “Contract Overview - Questions: Contacting the Company” at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed
Account.

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APPENDIX III
FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.
Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company” or as of
the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

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Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:
The fr (required under most contracts);
The partial withdrawal is taken proportionally from each investment option in which your account invests;
The amount is paid directly to you; and
The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10%
(20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:
The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
The amount withdrawn is paid directly to you; and
The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-
month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.
Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:
One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months
(or, under some contracts, during the prior calendar year);
One-fourth of the remaining Fixed Plus Account value 12 months later;
One-third of the remaining Fixed Plus Account value 12 months later;
One-half of the remaining Fixed Plus Account value 12 months later; and
The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.
Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

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Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
due to your death during the accumulation phase. (Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or when the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the state of
New York) (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1.	Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:
The hardship is certified by the employer;
The amount is paid directly to you; and
The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed
10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York).

2.	For any in-service distributions permitted by the plan and the following conditions are met:
The distribution has been certified by the employer;
The amount distributed is paid directly to you; and
The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York).

3.	Due to your separation from service with the employer, provided that all the following apply*:
The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed
Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4.	If you are at least age 59½ and, if applicable, have completed nine payment periods.

less; lower amounts may apply under some contracts).
*	Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
The employer certifies that you have separated from service;
We receive the withdrawal request within 60 days of the date of separation; and
You pay a 3% charge based on the entire Fixed Plus Account value.
If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

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5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or
6.	For certain contracts issued in the state of New York, due to your disability as described in the Tax Code if all of the following conditions are met:
The disability is certified by the employer, or you, as applicable; and
The amount is paid directly by you.

7.	Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.
We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract.
We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer.
Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “ Contract Purchase and Participation - Transfer
Credits.” The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

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APPENDIX IV
PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
UNDER AN ANNUITY CONTRACT

For Plans under Section 403(b), 401 or 403(a) of the Code, including Roth 403(b) and Roth
401(k) (Except Voluntary Section 403(b) Plans)

The employer has adopted a plan under Internal Revenue Code Sections 403(b), Roth 403(b), 401(a)/401(k), Roth
401(k), or 403(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the
Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b),
401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Section 403(b), 401(a)/401(k) or 403(a), the participant has ownership in the value of his/her
Employer Account.
The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company.
The employer may permit the participant to make investment selections under the Employee Account and/or the
Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract.
On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract.
The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

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APPENDIX V
DESCRIPTION OF UNDERLYING FUNDS
List of Fund Name Changes
Current Fund Name	Former Fund Name
ING FMRSM Large Cap Growth Portfolio	ING FMRSM Earnings Growth Portfolio
ING JPMorgan Small Cap Core Equity Portfolio	ING JPMorgan Small Cap Equity Portfolio
ING Thornburg Value Portfolio	ING MFS Capital Opportunities Portfolio
ING Wells Fargo Disciplined Value Portfolio	ING Wells Fargo Mid Cap Disciplined Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview - Questions,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.
Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.
Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
AIM Variable Insurance Funds -	A I M Advisors, Inc.	Seeks growth of capital.
AIM V.I. Capital Appreciation
Fund
AIM Variable Insurance Funds -	A I M Advisors, Inc.	Seeks growth of capital.
AIM V.I. Core Equity Fund
American Century® Income &	American Century	Seeks long-term capital growth. Income is a
Growth Fund	Investment	secondary objective.
Management, Inc.
Calvert Variable Series, Inc. –	Calvert Asset	Seeks to achieve a competitive total return
Social Balanced Portfolio	Management Company,	through an actively managed portfolio of
	Inc.	stocks, bonds and money market instruments
which offer income and capital growth
	Subadviser: New	opportunity and which satisfy the investment
	Amsterdam Partners	and social criteria.
LLC and SsgA Funds
Management, Inc.
Capital One Mid Cap Equity Fund	Capital One Asset	Seeks total return.
Management
EuroPacific Growth Fund®	Capital Research and	Seeks to provide long-term growth of capital by
	Management Company	investing in companies based outside the
United States.
Evergreen Equity Trust - Evergreen	Evergreen Investment	Seeks to produce growth of capital.
Special Values Fund	Management Company,
LLC

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors,
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products – Fidelity® VIP Equity-	Research Company	potential for capital appreciation. Seeks to
Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers: FMR	yield on the securities comprising the Standard
	Co., Inc.; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Research & Analysis
Company; Fidelity
Management &
Research (U.K), Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products – Fidelity® VIP Growth	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K), Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Midcap	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Overseas	Research Company
Portfolio
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust –	Services, LLC
Franklin Small Cap Value
Securities Fund
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital. The
AllianceBernstein Mid Cap Growth		Portfolio’s investment objective is not
Portfolio	Subadviser:	fundamental and may be changed without a
	AllianceBernstein, L.P.	shareholder vote.
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Large Company Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Asset Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Columbia	Directed Services LLC	Seeks long-term growth of capital.
Small Cap Value II Portfolio
Subadviser: Columbia
Management Advisors,
LLC (CMA)
ING Partners, Inc. – ING Davis	Directed Services LLC	A non-diversified portfolio that seeks long-term
Venture Value Portfolio		growth of capital.
Subadviser: Davis
Selected Advisers, L.P.
(Davis)
ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks long-term
Evergreen Health Sciences Portfolio		capital growth. The Portfolio’s investment
	Subadviser: Evergreen	objective is not fundamental and may be
	Investment	changed without a shareholder vote.
Management Company,
LLC
ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks long-term growth of capital. The
Diversified Mid Cap Portfolio*		Portfolio’s investment objective is not
	Subadviser: Fidelity	fundamental and may be changed without a
*FMRSM is a service mark of Fidelity	Management &	shareholder vote.
Management & Research Company	Research Co.
ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks growth of capital over the long term. The
Large Cap Growth Portfolio*		Portfolio’s investment objective is not
	Subadviser: Fidelity	fundamental and may be changed without a
*FMRSM is a service mark of Fidelity	Management &	shareholder vote.
Management & Research Company	Research Co.
ING Partners, Inc. – ING	Directed Services LLC	Seeks to maximize total return through
Fundamental Research Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks.
Investment
Management Co. (ING
IM)
ING Variable Insurance Trust –	ING Investments, LLC	Seeks to achieve maximum total return and
ING GET U.S. Core Portfolio		minimal exposure of the Series’ assets to a
	Subadviser: ING	market value loss by participating, to the extent
	Investment	possible, in favorable equity market
	Management Co.	performance during the guarantee period.
ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term growth of capital.
JPMorgan International Portfolio
Subadviser: J.P.
Morgan Asset
Management (U.K.)
Limited (JPMAM
(UK))

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	A non-diversified portfolio that seeks growth
JPMorgan Mid Cap Value Portfolio		from capital appreciation.
Subadviser: J.P.
Morgan Investment
Management Inc.
(JPMIM)
ING Investors Trust – ING	Directed Services LLC	Seeks capital growth over the long term. The
JPMorgan Small Cap Core Equity		Portfolio’s investment objective is not
Portfolio	Subadviser: J.P.	fundamental and may be changed without a
	Morgan Investment	shareholder vote.
Management Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks to provide long-term capital appreciation.
JPMorgan Value Opportunities		The Portfolio’s investment objective is not
Portfolio	Subadviser: J.P.	fundamental and may be changed without a
	Morgan Investment	shareholder vote.
Management Inc.
ING Investors Trust – ING Julius	Directed Services LLC	Seeks long-term growth of capital. The
Baer Foreign Portfolio		Portfolio’s investment objective is not
	Subadviser: Julius	fundamental and may be changed without a
	Baer Investment	shareholder vote.
Management, LLC
ING Partners Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive Growth
Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)
ING Partners, Inc. – ING Legg	Directed Services LLC	Seeks long-term capital appreciation.
Mason Partners Large Cap Growth
Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)
ING Investors Trust – ING Legg	Directed Services LLC	A non-diversified portfolio that seeks long-term
Mason Value Portfolio		growth of capital. The Portfolio’s investment
	Subadviser: Legg	objective is not fundamental and may be
	Mason Capital	changed without a shareholder vote.
Management, Inc.
ING Investors Trust – ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Affiliated Portfolio		secondarily, current income.
Subadviser: Lord
Abbett & Co. LLC
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks long-term growth of capital. The
International Opportunities		Portfolio’s investment objective is not
Portfolio	Subadviser: Marsico	fundamental and may be changed without a
	Capital Management,	shareholder vote.
LLC

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company
ING Investors Trust – ING MFS	Directed Services LLC	A non-diversified portfolio that seeks capital
Utilities Portfolio		growth and current income. The Portfolio’s
	Subadviser:	investment objective is not fundamental and
	Massachusetts	may be changed without a shareholder vote.
Financial Services
Company
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital growth.
Neuberger Berman Partners
Portfolio	Subadviser: Neuberger
Berman Management
Inc. (Neuberger
Berman)
ING Partners, Inc. – ING OpCap	Directed Services LLC	Seeks capital growth, and secondarily,
Balanced Value Portfolio		investment income.
Subadviser:
Oppenheimer Capital
LLC (OpCap)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital and future
Oppenheimer Main Street		income.
Portfolio®	Subadviser:
OppenheimerFunds,
Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Strategic Income		derived from interest on debt securities.
Portfolio	Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Investors Trust – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser: Pacific	management. The Portfolio’s investment
	Investment	objective is not fundamental and may be
	Management Company	changed without a shareholder vote.
LLC
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC (PIMCO)

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income. The Portfolio’s
	Management, Inc.	investment objective is not fundamental and
may be changed without a shareholder vote.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio		The Portfolio’s investment objective is not
	Subadviser: Pioneer	fundamental and may be changed without a
	Investment	shareholder vote.
Management, Inc.
ING Partners, Inc. – ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks capital appreciation. The Portfolio’s
Mid Cap Value Portfolio		investment objective is not fundamental and
	Subadviser: Pioneer	may be changed without a shareholder vote.
Investment
Management, Inc.
(Pioneer)
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to the Target Date, the
2015 Portfolio		Portfolio will seek to provide total return
consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to the Target Date, the
2025 Portfolio		Portfolio will seek to provide total return
consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to the Target Date, the
2035 Portfolio		Portfolio will seek to provide total return
consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to the Target Date, the
2045 Portfolio		Portfolio will seek to provide total return
consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

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69

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
asset allocation targeted to retirement.
ING Investors Trust – ING Stock	Directed Services LLC	Seeks total return. The Portfolio’s investment
Index Portfolio		objective is not fundamental and may be
	Subadviser: ING	changed without a shareholder vote.
Investment
Management Co.
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation Portfolio		investment return, consistent with the
	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap Growth
Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity Portfolio
Subadviser: Templeton
Investment Counsel,
LLC (Templeton)
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation. Current income is
Templeton Global Growth Portfolio		only an incidental consideration
Subadviser: Templeton
Global Advisors
Limited
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future income.
Large Cap Equity Portfolio	Subadviser: UBS Global Asset Management (Americas) Inc. (UBS Global AM)

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70

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term capital appreciation.
Small Cap Growth Portfolio
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van		Seeks total return, consisting of long-term
Kampen Equity and Income	Directed Services LLC	capital appreciation and current income.
Portfolio
Subadviser: Van
Kampen
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen
ING Investors Trust – ING Van	Directed Services LLC	A non-diversified portfolio that seeks capital
Kampen Real Estate Portfolio		appreciation and secondarily seeks current
	Subadviser: Van	income.
Kampen
ING VP Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return,
consistent with reasonable safety of principal,
	Subadviser: ING	by investing in a diversified portfolio of one or
	Investment	more of the following asset classes: stocks,
	Management Co.	bonds and cash equivalents, based on the
judgment of the Portfolio’s management, of
which of those sectors or mix thereof offers the
best investment prospects.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP Financial Services Portfolio
Subadviser: ING
Investment
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP Global Science and Technology
Portfolio	Subadviser:
BlackRock Advisors,
LLC
ING Variable Funds – ING VP	ING Investments, LLC	Seeks to maximize total return through
Growth and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital through investment in a
VP Growth Portfolio		diversified portfolio consisting primarily of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stocks believed to offer growth
	Management Co.	potential.

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71

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING VP	ING Investments, LLC	Seeks to outperform the total return
Index Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk. The
	B.V.	Portfolio’s investment objective is not
fundamental and may be changed without a
shareholder vote.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index (S&P 500 Index),
	Investment	while maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus SmallCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING	SmallCap 600 Index (S&P SmallCap 600
	Investment	Index), while maintaining a market level of
	Management Co.	risk.
ING VP Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent with
Portfolio		reasonable risk, through investment in a
	Subadviser: ING	diversified portfolio consisting primarily of
	Investment	debt securities.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital growth primarily
VP International Equity Portfolio		through investment in a diversified portfolio of
	Subadviser: ING	common stocks principally traded in countries
	Investment	outside of the United States. The Portfolio will
	Management Co.	not target any given level of current income.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks capital appreciation.
VP International Value Portfolio
Subadviser: ING
Investment
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP MidCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING VP Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments. There is no guarantee
	Management Co.	that the ING VP Money Market Subaccount
will have a positive or level return.
ING Variable Products Trust – ING	ING Investments, LLC	A nondiversified portfolio that seeks total
VP Real Estate Portfolio		return. This objective is not fundamental and
	Subadviser: ING	may be changed without a shareholder vote.
Clarion Real Estate
Securities L.P.

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72

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
VP Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks and securities of companies with smaller
	Investment	market capitalizations.
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP SmallCap Opportunities
Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return consistent with
Inc. – ING VP Strategic Allocation		preservation of capital. Managed for investors
Conservative Portfolio	Subadviser: ING	primarily seeking total return consistent with
	Investment	capital preservation who generally have an
	Management Co.	investment horizon exceeding 5 years and a low
level of risk tolerance.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation. Managed
Inc. – ING VP Strategic Allocation		for investors seeking capital appreciation who
Growth Portfolio	Subadviser: ING	generally have an investment horizon
	Investment	exceeding 15 years and a high level of risk
	Management Co.	tolerance.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING VP Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized). Managed for investors seeking a
	Investment	balance between income and capital
	Management Co.	appreciation who generally have an investment
horizon exceeding 10 years and a moderate
level of risk tolerance.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
VP Value Opportunity Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks.
Investment
Management Co.
ING Investors Trust – ING Wells	Directed Services LLC	Seeks long-term capital growth.
Fargo Disciplined Value Portfolio
Subadviser: Wells
Capital Management,
Inc.
ING Investors Trust – ING Wells	Directed Services LLC	Seeks long-term capital appreciation. This
Fargo Small Cap Disciplined		Portfolio’s investment objective is not
Portfolio	Subadviser: Wells	fundamental and may be changed without a
	Capital Management,	shareholder vote.
Inc.
Janus Aspen Series – Balanced	Janus Capital	Seeks long-term capital growth, consistent with
Portfolio	Management LLC	preservation of capital and balanced by current
	(Janus Capital)	income.
Janus Aspen Series – Flexible Bond	Janus Capital	Seeks to obtain maximum total return,
Portfolio	Management LLC	consistent with the preservation of capital
(Janus Capital)
Janus Aspen Series – Forty Portfolio	Janus Capital	A nondiversified portfolio that seeks long-term
	Management LLC	growth of capital.
(Janus Capital)

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73

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Janus Aspen Series – Mid Cap	Janus Capital	Seeks long-term growth of capital.
Growth Portfolio	Management LLC
(Janus Capital)
Janus Aspen Series – Worldwide	Janus Capital	Seeks long-term growth of capital in a manner
Growth Portfolio	Management LLC	consistent with the preservation of capital.
(Janus Capital)
LKCM Funds – LKCM Aquinas	Luther King Capital	Seeks to maximize long-term capital
Growth Fund	Management	appreciation.
Corporation
Lazard Funds, Inc. – Lazard Mid	Lazard Asset	Seeks long-term capital appreciation.
Cap Portfolio	Management LLC
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks long-term growth of capital and income
Growth and Income Portfolio	LLC (Lord Abbett)	without excessive fluctuations in market value.
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.
Neuberger Berman Socially	Neuberger Berman	Seeks long-term growth of capital by investing
Responsive Fund®	Management Inc.	primarily in securities of companies that meet
the fund’s financial criteria and social policy.
Subadviser: Neuberger
Berman, LLC
New Perspective Fund®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through investments all over the world
including the United States.
Premier VIT - OpCap Mid Cap	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio	OpCap Advisors, LLC
Subadviser:
Oppenheimer Capital,
LLC
Oppenheimer Developing Markets	OppenheimerFunds,	Aggressively seeks capital appreciation.
Fund	Inc.
Oppenheimer Variable Account	OppenheimerFunds,	Seeks long-term capital appreciation by
Funds – Oppenheimer Global	Inc.	investing a substantial portion of assets in
Securities Fund/VA		securities of foreign issuers, “growth-type”
companies, cyclical industries and special
situations that are considered to have
appreciation possibilities.
Oppenheimer Variable Account	OppenheimerFunds,	Seeks capital appreciation.
Funds – Oppenheimer Main Street	Inc.
Small Cap Fund® /VA
Oppenheimer Variable Account	OppenheimerFunds,	Seeks a high level of current income principally
Funds – Oppenheimer Strategic	Inc.	derived from interest on debt securities.
Bond Fund/VA
Pax World Balanced Fund	Pax World	Seeks income and conservation of principal and
	Management Corp.	secondarily possible long-term growth of
capital.
PIMCO Variable Insurance Trust –	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC (PIMCO)	investment management.

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74

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks long-term growth of capital.
Pioneer Emerging Markets VCT	Management, Inc.
Portfolio
Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks current income and long-term growth of
Pioneer Equity Income VCT	Management, Inc.	capital from a portfolio consisting primarily of
Portfolio		income producing equity securities of U.S.
corporations.
Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks reasonable income and capital growth.
Pioneer Fund VCT Portfolio	Management, Inc.
Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks maximize total return through a
Pioneer High Yield VCT Portfolio	Management, Inc.	combination of income and capital
appreciation.
Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks capital appreciation by investing in a
Pioneer Mid Cap Value VCT	Management, Inc.	diversified portfolio of securities consisting
Portfolio		primarily of common stocks.
Templeton Income Trust –	Franklin Advisers, Inc.	Seeks current income with capital appreciation
Templeton Global Bond Fund		and growth of income.
The Growth Fund of America®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through a diversified portfolio of common
stocks.
Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
International Small Cap	Asset Management,
L.P.
Wanger Advisors Trust – Wanger	Columbia Wanger	A nondiversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.
Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
U.S. Smaller Companies	Asset Management,
L.P.
Washington Mutual Investors	Capital Research and	Seeks to provide current income and the
FundSM	Management Company	opportunity for growth of principal consistent
with sound common stock investing.

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75

APPENDIX VI
CONDENSED FINANCIAL INFORMATION
INDEX
Table 1-For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 1
With Total Separate Account Charges of 0.15%
Table 2- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 3
With Total Separate Account Charges of 0.25%
Table 3- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 7
With Total Separate Account Charges of 0.30%
Table 4- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 10
With Total Separate Account Charges of 0.40%
Table 5- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 15
With Total Separate Account Charges of 0.45%
Table 6- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 18
With Total Separate Account Charges of 0.55%
Table 7- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With	CFI 29
Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003
Table 8- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 34
With Total Separate Account Charges of 0.60%
Table 9- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 46
With Total Separate Account Charges of 0.65%
Table 10- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 59
With Total Separate Account Charges of 0.70%
Table 11- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 72
With Total Separate Account Charges of 0.75%
Table 12- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 85
With Total Separate Account Charges of 0.80%
Table 13- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 98
With Total Separate Account Charges of 0.85%
Table 14- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 111
With Total Separate Account Charges of 0.90%
Table 15- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 124
With Total Separate Account Charges of 0.95%
Table 16- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 137
With Total With Total Separate Account Charges of 1.00%
Table 17- For Contracts Issued Under 403(b), 401(k) Plans	CFI 150
With Total Separate Account Charges of 1.05%
Table 18- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 163
With Total Separate Account Charges of 1.10%
Table 19- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 177
With Total With Total Separate Account Charges of 1.15%
Table 20- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 191
With Total Separate Account Charges of 1.20%
Table 21- For Contracts Issued Under403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 204
With Total Separate Account Charges of 1.25%
Table 22- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 216
With Total Separate Account Charges of 1.30%

PRO.01107-07

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)
Table 23- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 226
With Total Separate Account Charges of 1.35%
Table 24- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 236
With Total Separate Account Charges of 1.40%
Table 25- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 248
With Total Separate Account Charges of 1.45%
Table 26- For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 220
With Total Separate Account Charges of 1.50%
Table 27- For Contracts Issued Under 403(b), and Deferred Compensation Plans	CFI 228
With Total Separate Account Charges of 1.25%
Table 28- For Contracts Issued Under 403(b), and Deferred Compensation Plans	CFI 241
With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense Charge
Beginning April 7, 1997)
Table 29- For Contracts Issued Under 403(b), and Deferred Compensation Plans	CFI 254
Table 30- For Deferred Compensation Contracts With Total Separate Account Charges of 0.40%	CFI 264
Table 31- For Deferred Compensation Contracts With Differing Total Separate Account Charges	CFI 275
(0.60% for ING VP Portfolios and 0.75% for all other funds)
Table 32- For Deferred Compensation Contracts With Differing Total Separate Account Charges	CFI 286
(0.75% for ING VP Portfolios and 0.90% for all other funds)
Table 33- For Deferred Compensation Contracts With Total Separate Account Charges of 0.95%	CFI 299
Effective on or After December 16, 1996
Table 34- For Contracts Issued to Kansas City Police Department With Total Separate Account	CFI 309
Charges of 0.00% Effective January 4, 2005
Table 35- For Contracts Issued to Missouri Municipal League Under Deferred Compensation Plans	CFI 314
With Total Separate Account Charges of 0.80%
Table 36- For Contracts Issued to Pennsylvania ARP With Differing total Separate Account	CFI 327
Charges

APPENDIX VI

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following table gives (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2006 the “Value at beginning of period” shown is the value at first date of investment.

TABLE 1
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.15%
(Selected data for accumulation units outstanding throughout each period)

2006

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.77
Value at end of period	$16.96
Number of accumulation units outstanding at end of period	136,909
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$19.46
Value at end of period	$20.32
Number of accumulation units outstanding at end of period	205,067
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$18.93
Value at end of period	$19.38
Number of accumulation units outstanding at end of period	4,150
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.14
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	15,186
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.57
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	217,848
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.85
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	7,111
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.24
Value at end of period	$13.05
Number of accumulation units outstanding at end of period	19,580

CFI 1

Condensed Financial Information (continued)

2006

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.53
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	4,158
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.15
Value at end of period	$13.30
Number of accumulation units outstanding at end of period	182,806
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.65
Value at end of period	$18.46
Number of accumulation units outstanding at end of period	77,108
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$24.92
Value at end of period	$25.09
Number of accumulation units outstanding at end of period	19,632
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$20.26
Value at end of period	$20.09
Number of accumulation units outstanding at end of period	1,054
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.26
Value at end of period	$15.98
Number of accumulation units outstanding at end of period	59,511
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.83
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	45,274
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.94
Value at end of period	$12.97
Number of accumulation units outstanding at end of period	125,188
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.82
Value at end of period	$17.99
Number of accumulation units outstanding at end of period	12,912

CFI 2

Condensed Financial Information (continued)

	2006

WANGER SELECT
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.80
Value at end of period	$15.15
Number of accumulation units outstanding at end of period	106,286
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.95
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	4,630

	TABLE 2

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.60	$9.77	$9.18	$7.11	$9.408
Value at end of period	$11.24	$10.60	$9.77	$9.18	$7.11
Number of accumulation units outstanding at end of period	0	3,341	31,700	27,214	21,530
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.24	$8.79	$8.09	$6.52	$7.718
Value at end of period	$10.75	$9.24	$8.79	$8.09	$6.52
Number of accumulation units outstanding at end of period	77,519	23,726	67,574	66,733	55,615
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.79	$12.13	$11.23	$9.44	$10.88
Value at end of period	$13.87	$12.79	$12.13	$11.23	$9.44
Number of accumulation units outstanding at end of period	7,566	43,891	99,892	76,500	79,897
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.08	$15.50	$13.45	$10.50	$11.43
Value at end of period	$20.14	$18.08	$15.50	$13.45	$10.50
Number of accumulation units outstanding at end of period	434,646	361,094	756,701	519,029	428,445
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.73	$13.01	$11.69	$8.99	$10.75
Value at end of period	$16.47	$13.73	$13.01	$11.69	$8.99
Number of accumulation units outstanding at end of period	268,626	202,845	553,784	392,216	287,141

CFI 3

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.25	$11.61	$11.26	$8.50	$12.18
Value at end of period	$13.06	$12.25	$11.61	$11.26	$8.50
Number of accumulation units outstanding at end of period	482,225	189,018	658,027	629,167	554,574
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.07	$11.00	$9.71	$6.79	$8.33
Value at end of period	$15.39	$13.07	$11.00	$9.71	$6.79
Number of accumulation units outstanding at end of period	17,126	41,669	109,081	68,751	48,819
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.25	$9.71
Value at end of period	$10.06	$10.25
Number of accumulation units outstanding at end of period	1,048	68,147
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.45	$11.34	$9.56	$7.41	$8.81
Value at end of period	$15.17	$12.45	$11.34	$9.56	$7.41
Number of accumulation units outstanding at end of period	11,385	126,906	265,489	253,285	238,935
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.51	$8.55	$7.82	$5.67	$8.66
Value at end of period	$10.46	$9.51	$8.55	$7.82	$5.67
Number of accumulation units outstanding at end of period	5,016	174,131	532,752	563,411	501,188
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.23	$10.15
Value at end of period	$13.83	$12.23
Number of accumulation units outstanding at end of period	445,063	8,334
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.21	$10.02
Value at end of period	$10.92	$10.21
Number of accumulation units outstanding at end of period	124,184	77,967
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.36	$11.22	$9.96	$7.80	$10.93
Value at end of period	$13.25	$11.36	$11.22	$9.96	$7.80
Number of accumulation units outstanding at end of period	1,317	33,111	118,634	118,849	105,534

CFI 4

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.54	$9.95
Value at end of period	$12.54	$11.54
Number of accumulation units outstanding at end of period	221,863	4,982
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.01	$13.23	$12.05	$9.23	$11.96
Value at end of period	$15.83	$14.01	$13.23	$12.05	$9.23
Number of accumulation units outstanding at end of period	2,492	156,687	355,183	317,265	267,784
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.49	$10.53	$9.20	$7.38	$9.71
Value at end of period	$13.13	$11.49	$10.53	$9.20	$7.38
Number of accumulation units outstanding at end of period	5,133	166,813	316,548	317,180	295,121
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.16	$10.18
Value at end of period	$12.12	$11.16
Number of accumulation units outstanding at end of period	773,134	1,465
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.81	$13.28	$12.17	$10.26	$11.46
Value at end of period	$15.15	$13.81	$13.28	$12.17	$10.26
Number of accumulation units outstanding at end of period	46,964	572,911	1,049,384	919,699	886,008
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$4.21	$3.78	$3.83	$2.64	$4.68
Value at end of period	$4.50	$4.21	$3.78	$3.83	$2.64
Number of accumulation units outstanding at end of period	0	77,394	287,994	265,668	102,888
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.44	$8.75	$8.10	$6.44	$8.64
Value at end of period	$10.76	$9.44	$8.75	$8.10	$6.44
Number of accumulation units outstanding at end of period	75,268	2,061,293	3,746,930	3,821,284	3,983,568
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.62	$9.74	$9.11	$7.00	$9.83
Value at end of period	$10.88	$10.62	$9.74	$9.11	$7.00
Number of accumulation units outstanding at end of period	55,350	40,164	131,316	129,316	118,707

CFI 5

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.48	$11.87	$10.76	$8.55	$10.93
Value at end of period	$14.26	$12.48	$11.87	$10.76	$8.55
Number of accumulation units outstanding at end of period	246,214	328,361	714,616	606,047	426,905
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$22.79	$20.56	$17.68	$13.38	$15.22
Value at end of period	$24.88	$22.79	$20.56	$17.68	$13.38
Number of accumulation units outstanding at end of period	179,477	139,928	315,406	146,203	89,769
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$17.54	$16.34	$13.42	$9.88	$11.32
Value at end of period	$19.92	$17.54	$16.34	$13.42	$9.88
Number of accumulation units outstanding at end of period	116,439	98,580	195,698	86,955	45,072
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$15.26	$14.83	$14.18	$13.37	$12.52
Value at end of period	$15.84	$15.26	$14.83	$14.18	$13.37
Number of accumulation units outstanding at end of period	179,852	166,953	351,224	382,555	368,326
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.45	$9.83	$8.41	$6.38	$8.50
Value at end of period	$14.11	$11.45	$9.83	$8.41	$6.38
Number of accumulation units outstanding at end of period	9,967	5,654	30,979	20,866	14,894
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.57	$12.23	$12.14	$12.06	$11.91
Value at end of period	$13.15	$12.57	$12.23	$12.14	$12.06
Number of accumulation units outstanding at end of period	1,706	140,435	405,783	390,338	475,250
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 2002)
Value at beginning of period	$17.71	$12.43	$11.06	$8.50	$8.17
Value at end of period	$21.51	$17.71	$12.43	$11.06	$8.50
Number of accumulation units outstanding at end of period	620	58,386	43,485	24,101	19,692
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$17.45	$15.87	$13.91	$10.14	$12.93
Value at end of period	$20.33	$17.45	$15.87	$13.91	$10.14
Number of accumulation units outstanding at end of period	35,528	50,681	118,229	109,169	78,878

CFI 6

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.24	$12.78	$11.86	$10.47	$11.04
Value at end of period	$14.31	$13.24	$12.78	$11.86	$10.47
Number of accumulation units outstanding at end of period	104	12,094	35,604	29,898	26,979
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.00	$11.33	$10.14	$8.18	$9.51
Value at end of period	$13.55	$12.00	$11.33	$10.14	$8.18
Number of accumulation units outstanding at end of period	1,440	66,389	164,165	150,985	139,477
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.38	$11.85	$10.78	$9.05	$10.06
Value at end of period	$13.73	$12.38	$11.85	$10.78	$9.05
Number of accumulation units outstanding at end of period	748	39,577	93,533	89,555	79,829
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.56	$12.70	$11.56	$9.30	$12.44
Value at end of period	$15.69	$13.56	$12.70	$11.56	$9.30
Number of accumulation units outstanding at end of period	158	60,383	190,744	145,862	117,115
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
Value at beginning of period	$14.66	$13.09
Value at end of period	$16.62	$14.66
Number of accumulation units outstanding at end of period	327	262
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.56
Value at end of period	$15.71
Number of accumulation units outstanding at end of period	93,847

TABLE 3
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.06
Value at end of period	$16.89
Number of accumulation units outstanding at end of period	68

CFI 7

Condensed Financial Information (continued)

	2006	2005	2004

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$18.01	$15.45	$13.58
Value at end of period	$20.06	$18.01	$15.45
Number of accumulation units outstanding at end of period	225	302,958	202,144
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.88	$14.84	$11.96
Value at end of period	$18.25	$15.88	$14.84
Number of accumulation units outstanding at end of period	91	56,407	16,321
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.52	$12.81
Value at end of period	$17.42	$13.52
Number of accumulation units outstanding at end of period	69	16
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.38
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	21
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.12
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	108
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.47	$15.40
Value at end of period	$18.36	$15.47
Number of accumulation units outstanding at end of period	76	13
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.96	$13.19	$11.67
Value at end of period	$15.77	$13.96	$13.19
Number of accumulation units outstanding at end of period	71	264,015	113,711
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.98	$12.84
Value at end of period	$14.99	$12.98
Number of accumulation units outstanding at end of period	75	16
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$17.48	$16.29	$13.70
Value at end of period	$19.83	$17.48	$16.29
Number of accumulation units outstanding at end of period	104	85,055	76,284

CFI 8

Condensed Financial Information (continued)

	2006	2005	2004

ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.20	$14.78	$14.59
Value at end of period	$15.77	$15.20	$14.78
Number of accumulation units outstanding at end of period	133	216,170	201,254
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.41	$9.79	$8.44
Value at end of period	$14.05	$11.41	$9.79
Number of accumulation units outstanding at end of period	9	18,997	12,312
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.38	$12.26	$10.51
Value at end of period	$17.26	$13.38	$12.26
Number of accumulation units outstanding at end of period	7	35,283	10,662
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.42
Value at end of period	$21.42
Number of accumulation units outstanding at end of period	12
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.93
Value at end of period	$21.28
Number of accumulation units outstanding at end of period	12
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$14.01	$12.98	$11.17
Value at end of period	$15.67	$14.01	$12.98
Number of accumulation units outstanding at end of period	135	91,601	27,640
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.64	$11.96
Value at end of period	$15.10	$12.64
Number of accumulation units outstanding at end of period	88	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$39.59
Value at end of period	$52.76
Number of accumulation units outstanding at end of period	23
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.96
Value at end of period	$13.53
Number of accumulation units outstanding at end of period	83

CFI 9

Condensed Financial Information (continued)

	2006	2005	2004

PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.52
Value at end of period	$12.77
Number of accumulation units outstanding at end of period	86
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.40	$11.79
Value at end of period	$13.71	$12.40
Number of accumulation units outstanding at end of period	231	15
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.52
Value at end of period	$13.21
Number of accumulation units outstanding at end of period	85

	TABLE 4

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.66	$16.79	$15.57	$14.20
Value at end of period	$19.14	$17.66	$16.79	$15.57
Number of accumulation units outstanding at end of period	97,691	100,951	91,689	65,250
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.88	$12.84
Value at end of period	$16.85	$13.88
Number of accumulation units outstanding at end of period	9,813	7,842
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$27.73	$23.81	$20.70	$18.01
Value at end of period	$30.86	$27.73	$23.81	$20.70
Number of accumulation units outstanding at end of period	774,715	669,414	478,760	350,626
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$20.69	$19.62	$17.66	$15.16
Value at end of period	$24.76	$20.69	$19.62	$17.66
Number of accumulation units outstanding at end of period	531,263	525,707	365,387	282,497

CFI 10

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.24	$9.49
Value at end of period	$10.03	$10.24
Number of accumulation units outstanding at end of period	518,895	596,404
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.59
Value at end of period	$13.25
Number of accumulation units outstanding at end of period	144
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.91	$9.83	$9.00	$7.80
Value at end of period	$11.99	$10.91	$9.83	$9.00
Number of accumulation units outstanding at end of period	357,093	354,299	325,709	294,978
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.66	$13.60
Value at end of period	$15.23	$13.66
Number of accumulation units outstanding at end of period	1,731	277
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.51
Value at end of period	$14.95
Number of accumulation units outstanding at end of period	101
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.19	$10.01
Value at end of period	$11.01	$10.19
Number of accumulation units outstanding at end of period	569,482	519,153
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.54
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	118
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.28
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	200

CFI 11

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.50	$16.31	$14.51	$12.99
Value at end of period	$19.20	$16.50	$16.31	$14.51
Number of accumulation units outstanding at end of period	121,359	124,241	117,535	105,145
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.20
Value at end of period	$18.30
Number of accumulation units outstanding at end of period	589
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$21.12	$19.97	$18.23	$16.07
Value at end of period	$23.83	$21.12	$19.97	$18.23
Number of accumulation units outstanding at end of period	222,140	217,509	182,857	134,385
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.42	$10.49	$9.18	$8.20
Value at end of period	$13.03	$11.42	$10.49	$9.18
Number of accumulation units outstanding at end of period	106,062	99,660	82,380	66,039
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.13
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	501
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.43
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	4,012
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.62	$18.89	$17.34	$15.77
Value at end of period	$21.49	$19.62	$18.89	$17.34
Number of accumulation units outstanding at end of period	231,588	228,347	174,003	113,358
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.40	$14.30	$13.24	$11.55
Value at end of period	$17.51	$15.40	$14.30	$13.24
Number of accumulation units outstanding at end of period	232,598	215,710	209,927	185,235
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.49	$15.14	$14.18	$12.58
Value at end of period	$16.86	$16.49	$15.14	$14.18
Number of accumulation units outstanding at end of period	398,448	423,077	299,122	277,097

CFI 12

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$20.64	$19.66	$17.85	$15.70
Value at end of period	$23.55	$20.64	$19.66	$17.85
Number of accumulation units outstanding at end of period	518,308	507,655	466,832	401,591
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$21.95	$19.83	$17.08	$14.67
Value at end of period	$23.93	$21.95	$19.83	$17.08
Number of accumulation units outstanding at end of period	247,354	273,044	149,928	98,071
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.63	$16.06
Value at end of period	$18.85	$16.63
Number of accumulation units outstanding at end of period	1,594	2,436
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.32	$17.41
Value at end of period	$17.95	$17.32
Number of accumulation units outstanding at end of period	2,902	5,538
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.59	$9.95	$8.53	$7.02
Value at end of period	$14.25	$11.59	$9.95	$8.53
Number of accumulation units outstanding at end of period	132,407	111,860	97,453	83,087
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.32	$12.22	$10.45	$8.69
Value at end of period	$17.17	$13.32	$12.22	$10.45
Number of accumulation units outstanding at end of period	233,174	240,381	75,770	44,119
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.65	$14.78
Value at end of period	$21.22	$15.65
Number of accumulation units outstanding at end of period	5,639	3,470
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.30	$7.64	$6.96	$5.90
Value at end of period	$9.31	$8.30	$7.64	$6.96
Number of accumulation units outstanding at end of period	54,942	78,167	78,599	49,377
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$25.78	$23.47	$20.60	$17.85
Value at end of period	$29.99	$25.78	$23.47	$20.60
Number of accumulation units outstanding at end of period	264,700	275,222	219,573	196,624

CFI 13

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.03	$16.47	$15.31	$14.11
Value at end of period	$18.38	$17.03	$16.47	$15.31
Number of accumulation units outstanding at end of period	113,364	123,459	65,778	59,349
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.56	$16.60	$14.88	$13.21
Value at end of period	$19.79	$17.56	$16.60	$14.88
Number of accumulation units outstanding at end of period	136,575	113,931	78,332	66,223
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.01	$16.31	$14.86	$13.43
Value at end of period	$18.84	$17.01	$16.31	$14.86
Number of accumulation units outstanding at end of period	340,525	330,100	225,213	184,581
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.61	$12.09
Value at end of period	$15.06	$12.61
Number of accumulation units outstanding at end of period	10,731	9,163
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.03	$11.19
Value at end of period	$11.07	$11.03
Number of accumulation units outstanding at end of period	1,461	1,597
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.87	$10.78
Value at end of period	$11.75	$10.87
Number of accumulation units outstanding at end of period	129	129
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.83	$15.71
Value at end of period	$17.75	$15.83
Number of accumulation units outstanding at end of period	10,979	9,967
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.38	$11.77
Value at end of period	$13.67	$12.38
Number of accumulation units outstanding at end of period	12,388	9,289

CFI 14

Condensed Financial Information (continued)

	2006	2005	2004	2003

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.21	$11.15
Value at end of period	$13.17	$11.21
Number of accumulation units outstanding at end of period	1,659	500

			TABLE 5

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$12.59	$11.97	$11.11	$9.35	$10.694	$11.543	$11.97	$10.714	$10.217
Value at end of period	$13.64	$12.59	$11.97	$11.11	$9.35	$10.694	$11.543	$11.97	$10.714
Number of accumulation units outstanding at end of period	64	254	23,627	20,774	86,065	65,635	43,992	26,121	553
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$17.80	$15.29	$13.30	$10.40	$11.527	$13.195	$14.194	$11.475	$10.553
Value at end of period	$19.80	$17.80	$15.29	$13.30	$10.40	$11.527	$13.195	$14.194	$11.475
Number of accumulation units outstanding at end of period	1,599	1,665	659,807	480,452	762,484	591,945	367,939	268,570	1,754
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$13.53	$12.83	$11.56	$8.91	$10.776	$11.389	$10.552	$9.968	$9.516
Value at end of period	$16.19	$13.53	$12.83	$11.56	$8.91	$10.776	$11.389	$10.552	$9.968
Number of accumulation units outstanding at end of period	221	216	314,974	210,213	464,506	325,194	162,442	110,939	519
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$12.07	$11.46	$11.13	$8.42	$12.10	$14.76	$16.655	$13.493
Value at end of period	$12.84	$12.07	$11.46	$11.13	$8.42	$12.10	$14.76	$16.655
Number of accumulation units outstanding at end of period	524	487	559,933	481,243	362,534	280,104	130,483	65,561
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$12.87	$10.86	$9.60	$6.73	$8.475	$10.799	$13.41	$10.647
Value at end of period	$15.13	$12.87	$10.86	$9.60	$6.73	$8.475	$10.799	$13.41
Number of accumulation units outstanding at end of period	16	44	44,140	45,980	26,911	20,632	11,728	8,158
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.23	$9.71
Value at end of period	$10.02	$10.23
Number of accumulation units outstanding at end of period	1,187	1,597

CFI 15

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$12.26	$11.19	$9.46	$7.34	$8.997	$12.369	$15.452	$11.701
Value at end of period	$14.92	$12.26	$11.19	$9.46	$7.34	$8.997	$12.369	$15.452
Number of accumulation units outstanding at end of period	154	247	52,044	54,423	57,454	62,048	42,329	42,208
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$9.36	$8.44	$7.73	$5.62	$8.723	$11.716	$16.525	$11.002	$10.094
Value at end of period	$10.28	$9.36	$8.44	$7.73	$5.62	$8.723	$11.716	$16.525	$11.002
Number of accumulation units outstanding at end of period	870	870	89,165	103,792	371,888	329,340	194,901	128,507	371
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.08	$9.89
Value at end of period	$10.88	$10.08
Number of accumulation units outstanding at end of period	11	50
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$11.19	$11.07	$9.85	$7.73	$11.114	$14.838	$15.809	$10.673	$9.984
Value at end of period	$13.02	$11.19	$11.07	$9.85	$7.73	$11.114	$14.838	$15.809	$10.673
Number of accumulation units outstanding at end of period	78	78	22,876	26,301	156,206	131,701	69,690	36,972	192
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$13.80	$13.05	$11.92	$9.15	$11.976	$13.399	$13.464	$11.057	$10.302
Value at end of period	$15.56	$13.80	$13.05	$11.92	$9.15	$11.976	$13.399	$13.464	$11.057
Number of accumulation units outstanding at end of period	558	532	90,993	83,327	213,155	184,736	103,238	79,777	817
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$11.32	$10.39	$9.10	$7.31	$9.782	$12.42	$13.061	$10.577	$9.862
Value at end of period	$12.90	$11.32	$10.39	$9.10	$7.31	$9.782	$12.42	$13.061	$10.577
Number of accumulation units outstanding at end of period	851	957	45,064	47,768	106,181	108,893	63,659	50,332	473
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 1999)
Value at beginning of period	$13.60	$13.11	$12.03	$10.17	$11.389	$11.943	$12.064	$10.747
Value at end of period	$14.89	$13.60	$13.11	$12.03	$10.17	$11.389	$11.943	$12.064
Number of accumulation units outstanding at end of period	39	39	113,110	95,340	208,793	174,642	106,920	80,717
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$9.30	$8.64	$8.01	$6.38	$8.544	$10.518	$11.867	$10.152	$9.561
Value at end of period	$10.57	$9.30	$8.64	$8.01	$6.38	$8.544	$10.518	$11.867	$10.152
Number of accumulation units outstanding at end of period	3,605	3,751	445,802	463,259	768,288	847,662	396,366	348,478	1,119

CFI 16

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$10.46	$9.61	$9.00	$6.94	$9.808	$13.509	$15.412	$11.47	$10.444
Value at end of period	$10.69	$10.46	$9.61	$9.00	$6.94	$9.808	$13.509	$15.412	$11.47
Number of accumulation units outstanding at end of period	78	78	116,595	125,310	436,608	352,266	236,124	134,661	291
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$12.29	$11.72	$10.64	$8.48	$10.85	$12.618	$13.991	$11.307	$10.639
Value at end of period	$14.02	$12.29	$11.72	$10.64	$8.48	$10.85	$12.618	$13.991	$11.307
Number of accumulation units outstanding at end of period	730	716	423,974	401,289	868,406	677,370	398,208	226,927	859
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$15.03	$14.64	$14.02	$13.25	$12.284	$11.348	$10.396	$10.455
Value at end of period	$15.57	$15.03	$14.64	$14.02	$13.25	$12.284	$11.348	$10.396
Number of accumulation units outstanding at end of period	745	704	172,294	140,681	146,054	91,516	20,187	19,693
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$12.38	$12.07	$12.00	$11.95	$11.809	$11.413	$10.777	$10.706
Value at end of period	$12.93	$12.38	$12.07	$12.00	$11.95	$11.809	$11.413	$10.777
Number of accumulation units outstanding at end of period	54	54	99,433	109,629	132,966	106,827	28,641	41,969
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during November 1999)
Value at beginning of period	$17.45	$12.27	$10.94	$8.42	$8.637	$10.32	$8.758	$8.644
Value at end of period	$21.14	$17.45	$12.27	$10.94	$8.42	$8.637	$10.32	$8.758
Number of accumulation units outstanding at end of period	189	186	9,204	9,978	10,733	11,987	4,370	4,241
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$17.19	$15.66	$13.75	$10.05	$13.147	$12.699	$11.953	$9.176	$8.583
Value at end of period	$19.99	$17.19	$15.66	$13.75	$10.05	$13.147	$12.699	$11.953	$9.176
Number of accumulation units outstanding at end of period	454	475	91,184	101,741	304,893	210,231	122,374	63,697	318
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$13.04	$12.61	$11.73	$10.37	$10.889	$11.204	$10.738	$10.103
Value at end of period	$14.06	$13.04	$12.61	$11.73	$10.37	$10.889	$11.204	$10.738
Number of accumulation units outstanding at end of period	21	21	9,124	11,019	77,971	67,498	45,064	32,691
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$12.19	$11.70	$10.66	$8.96	$9.952	$10.749	$10.752	$9.80	$9.531
Value at end of period	$13.49	$12.19	$11.70	$10.66	$8.96	$9.952	$10.749	$10.752	$9.80
Number of accumulation units outstanding at end of period	34	34	7,732	10,544	232,498	190,722	140,545	111,369	731

CFI 17

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$13.35	$12.53	$11.43	$9.21	$12.502	$13.895	$12.665	$12.467
Value at end of period	$15.42	$13.35	$12.53	$11.43	$9.21	$12.502	$13.895	$12.665
Number of accumulation units outstanding at end of period	61	58	21,558	23,686	29,195	29,098	9,566	10,293
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$11.95	$11.62	$10.36	$9.03
Value at end of period	$13.95	$11.95	$11.62	$10.36
Number of accumulation units outstanding at end of period	796	796	796	796

			TABLE 6

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 1999)
Value at beginning of period	$10.39	$9.60	$9.05	$7.03	$9.342	$12.245	$13.82	$10.908
Value at end of period	$10.99	$10.39	$9.60	$9.05	$7.03	$9.342	$12.245	$13.82
Number of accumulation units outstanding at end of period	29,708	18,183	9,071	12,055	13,895	10,960	12,515	48
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period	$9.05	$8.64	$7.98	$6.45	$7.677	$10.004	$11.773	$10.229
Value at end of period	$10.51	$9.05	$8.64	$7.98	$6.45	$7.677	$10.004	$11.773
Number of accumulation units outstanding at end of period	72,306	31,974	38,655	42,326	53,745	47,386	48,445	880
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$12.50	$11.89	$11.05	$9.31	$10.655	$11.513	$11.951	$11.207
Value at end of period	$13.52	$12.50	$11.89	$11.05	$9.31	$10.655	$11.513	$11.951
Number of accumulation units outstanding at end of period	16,084	16,449	10,433	10,936	10,774	12,083	11,184	13,438
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.85	$11.50	$10.83
Value at end of period	$16.78	$13.85	$11.50
Number of accumulation units outstanding at end of period	5,303	3,094	917
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$20.60	$18.76	$16.77
Value at end of period	$24.88	$20.60	$18.76
Number of accumulation units outstanding at end of period	9,643	1,164	1,086

CFI 18

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$17.67	$15.19	$13.23	$10.35	$11.485	$13.16	$14.171	$12.452
Value at end of period	$19.63	$17.67	$15.19	$13.23	$10.35	$11.485	$13.16	$14.171
Number of accumulation units outstanding at end of period	510,357	417,525	241,304	224,548	192,813	108,307	123,644	119,841
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$13.42	$12.75	$11.49	$8.87	$10.737	$11.36	$10.535	$10.462
Value at end of period	$16.05	$13.42	$12.75	$11.49	$8.87	$10.737	$11.36	$10.535
Number of accumulation units outstanding at end of period	233,513	215,262	162,011	155,450	125,948	59,830	55,911	65,154
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$11.98	$11.38	$11.07	$8.38	$12.056	$14.721	$16.628	$14.192
Value at end of period	$12.73	$11.98	$11.38	$11.07	$8.38	$12.056	$14.721	$16.628
Number of accumulation units outstanding at end of period	314,560	318,529	241,508	248,666	225,787	133,395	151,952	129,223
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$12.77	$10.79	$9.55	$6.69	$8.444	$10.771	$13.389	$11.159
Value at end of period	$15.00	$12.77	$10.79	$9.55	$6.69	$8.444	$10.771	$13.389
Number of accumulation units outstanding at end of period	43,549	30,483	13,037	13,808	8,450	8,801	8,239	8,971
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period	$16.30	$15.07	$12.24	$9.32	$10.88
Value at end of period	$18.96	$16.30	$15.07	$12.24	$9.32
Number of accumulation units outstanding at end of period	48,456	39,003	32,877	13,337	14,424
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.53	$13.03
Value at end of period	$12.68	$12.53
Number of accumulation units outstanding at end of period	175	760
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$14.24	$14.14	$12.92	$11.49
Value at end of period	$16.90	$14.24	$14.14	$12.92
Number of accumulation units outstanding at end of period	2,314	2,315	2,306	2,305
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.22	$9.71
Value at end of period	$10.00	$10.22
Number of accumulation units outstanding at end of period	104,338	105,921

CFI 19

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.16	$13.21	$10.94	$8.12	$7.97
Value at end of period	$16.26	$14.16	$13.21	$10.94	$8.12
Number of accumulation units outstanding at end of period	15,311	15,175	2,259	2,154	280
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.74	$14.74	$11.58	$8.73	$8.69
Value at end of period	$18.04	$15.74	$14.74	$11.58	$8.73
Number of accumulation units outstanding at end of period	9,600	5,762	5,640	1,180	237
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.45
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	215
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.70	$18.10	$16.78	$12.97
Value at end of period	$21.17	$18.70	$18.10	$16.78
Number of accumulation units outstanding at end of period	1,901	885	1,372	622
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.26	$10.68
Value at end of period	$12.75	$11.26
Number of accumulation units outstanding at end of period	2,021	187
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.88	$11.44
Value at end of period	$13.22	$11.88
Number of accumulation units outstanding at end of period	236	640
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.47	$11.59
Value at end of period	$18.19	$13.47
Number of accumulation units outstanding at end of period	4,757	1,241
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$12.17	$11.12	$9.40	$7.30	$8.965	$12.337	$15.427	$12.322
Value at end of period	$14.79	$12.17	$11.12	$9.40	$7.30	$8.965	$12.337	$15.427
Number of accumulation units outstanding at end of period	80,223	73,282	45,278	44,447	49,861	51,349	56,339	60,619

CFI 20

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.42	$14.29	$11.91	$10.33
Value at end of period	$17.87	$15.42	$14.29	$11.91
Number of accumulation units outstanding at end of period	24,895	6,592	707	56
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.86
Value at end of period	$13.16
Number of accumulation units outstanding at end of period	179
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.46	$11.46
Value at end of period	$17.30	$13.46
Number of accumulation units outstanding at end of period	14,691	4,471
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$9.29	$8.39	$7.68	$5.59	$8.692	$11.686	$16.499	$12.327
Value at end of period	$10.19	$9.29	$8.39	$7.68	$5.59	$8.692	$11.686	$16.499
Number of accumulation units outstanding at end of period	87,304	97,973	75,108	76,488	82,819	91,406	101,007	103,358
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.96
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	2,599
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.92
Value at end of period	$15.40
Number of accumulation units outstanding at end of period	1,608
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.61	$13.30	$12.03	$11.35
Value at end of period	$15.15	$13.61	$13.30	$12.03
Number of accumulation units outstanding at end of period	5,365	22,241	16,880	3,682
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.72
Value at end of period	$14.91
Number of accumulation units outstanding at end of period	205

CFI 21

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$14.10	$13.80	$12.58	$11.37
Value at end of period	$15.48	$14.10	$13.80	$12.58
Number of accumulation units outstanding at end of period	3,680	658	836	110
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.18	$10.13
Value at end of period	$14.26	$12.18
Number of accumulation units outstanding at end of period	710,322	208,526
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.17	$10.00
Value at end of period	$10.86	$10.17
Number of accumulation units outstanding at end of period	168,267	163,875
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.77
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	398
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.74	$11.56	$11.14	$10.77	$10.09
Value at end of period	$12.14	$11.74	$11.56	$11.14	$10.77
Number of accumulation units outstanding at end of period	14,459	13,853	13,155	13,853	9,002
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.91
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	138,732
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.27
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	72,194
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.51
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	62,393
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.62
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	22,036

CFI 22

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.49
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	6,210
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$11.11	$11.00	$9.80	$7.69	$11.074	$14.799	$15.783	$12.844
Value at end of period	$12.91	$11.11	$11.00	$9.80	$7.69	$11.074	$14.799	$15.783
Number of accumulation units outstanding at end of period	57,469	76,427	54,131	55,856	72,512	80,210	81,825	51,669
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.18
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	4,340
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.50	$9.94
Value at end of period	$12.11	$11.50
Number of accumulation units outstanding at end of period	252,603	170,085
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.37	$14.87	$13.01	$11.89
Value at end of period	$18.20	$15.37	$14.87	$13.01
Number of accumulation units outstanding at end of period	9,179	10,755	6,155	1,731
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$13.69	$12.97	$11.85	$9.10	$11.933	$13.364	$13.443	$11.814
Value at end of period	$15.43	$13.69	$12.97	$11.85	$9.10	$11.933	$13.364	$13.443
Number of accumulation units outstanding at end of period	120,195	106,399	61,267	59,254	54,557	29,886	31,733	26,870
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$11.23	$10.33	$9.05	$7.28	$9.746	$12.387	$13.04	$11.303
Value at end of period	$12.79	$11.23	$10.33	$9.05	$7.28	$9.746	$12.387	$13.04
Number of accumulation units outstanding at end of period	54,312	55,301	39,465	0	47,304	46,783	48,216	54,854
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$12.86	$12.50	$10.76	$8.35	$8.12
Value at end of period	$14.82	$12.86	$12.50	$10.76	$8.35
Number of accumulation units outstanding at end of period	12,799	16,863	11,574	143	142

CFI 23

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.12	$10.17
Value at end of period	$12.05	$11.12
Number of accumulation units outstanding at end of period	901,737	157,585
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.37
Value at end of period	$12.80
Number of accumulation units outstanding at end of period	164
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.05
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	6,699
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1999)
Value at beginning of period	$13.50	$13.02	$11.97	$10.12	$11.348	$11.912	$12.045	$11.266
Value at end of period	$14.77	$13.50	$13.02	$11.97	$10.12	$11.348	$11.912	$12.045
Number of accumulation units outstanding at end of period	219,574	213,653	166,906	171,664	182,935	179,400	197,183	237,142
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.61
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	603
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$4.14	$3.72	$3.79	$2.62	$4.487	$5.857	$10.445
Value at end of period	$4.41	$4.14	$3.72	$3.79	$2.62	$4.487	$5.857
Number of accumulation units outstanding at end of period	145,212	123,809	66,808	76,442	32,441	14,659	0
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$9.23	$8.58	$7.96	$6.35	$8.513	$10.49	$11.847	$10.922
Value at end of period	$10.48	$9.23	$8.58	$7.96	$6.35	$8.513	$10.49	$11.847
Number of accumulation units outstanding at end of period	668,813	772,965	555,941	655,875	739,043	928,095	1,009,352	1,191,861
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$10.38	$9.55	$8.95	$6.91	$9.773	$13.474	$15.387	$12.98
Value at end of period	$10.60	$10.38	$9.55	$8.95	$6.91	$9.773	$13.474	$15.387
Number of accumulation units outstanding at end of period	47,597	48,366	17,616	16,868	16,786	20,045	22,758	12,695

CFI 24

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.01
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	340
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$12.20	$11.64	$10.58	$8.44	$10.811	$12.585	$13.968	$12.633
Value at end of period	$13.90	$12.20	$11.64	$10.58	$8.44	$10.811	$12.585	$13.968
Number of accumulation units outstanding at end of period	356,781	301,429	223,077	239,180	219,826	144,313	134,831	107,027
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$22.27	$20.15	$17.38	$13.19	$15.092	$15.379	$12.896	$11.478
Value at end of period	$24.24	$22.27	$20.15	$17.38	$13.19	$15.092	$15.379	$12.896
Number of accumulation units outstanding at end of period	167,493	148,662	94,686	81,313	64,816	15,015	7,716	60
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$17.15	$16.02	$13.20	$9.75	$11.29	$10.898	$10.15	$9.235
Value at end of period	$19.41	$17.15	$16.02	$13.20	$9.75	$11.29	$10.022	$10.15
Number of accumulation units outstanding at end of period	71,347	73,546	36,943	30,179	16,913	3,235	0	70
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$14.92	$14.54	$13.94	$13.19	$12.24	$11.318	$10.38	$10.419
Value at end of period	$15.44	$14.92	$14.54	$13.94	$13.19	$12.24	$11.318	$10.38
Number of accumulation units outstanding at end of period	136,970	131,320	80,640	83,138	112,073	48,531	34,829	31,523
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$11.20	$9.63	$8.27	$6.29	$8.632	$11.403	$14.391	$11.236
Value at end of period	$13.75	$11.20	$9.63	$8.27	$6.29	$8.632	$11.403	$14.391
Number of accumulation units outstanding at end of period	10,016	5,061	2,142	2,237	1,444	723	824	59
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$13.23	$12.16	$10.41	$8.06	$9.49
Value at end of period	$17.03	$13.23	$12.16	$10.41	$8.06
Number of accumulation units outstanding at end of period	52,807	25,955	25,882	22,632	20,120
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.56	$10.53	$9.50	$6.99	$8.92
Value at end of period	$12.39	$11.56	$10.53	$9.50	$6.99
Number of accumulation units outstanding at end of period	14,505	14,359	15,350	8,675	7,045
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$12.29	$11.99	$11.93	$11.89	$11.767	$11.383	$10.76	$10.669
Value at end of period	$12.81	$12.29	$11.99	$11.93	$11.89	$11.767	$11.383	$10.76
Number of accumulation units outstanding at end of period	282,543	208,749	161,940	156,245	151,212	38,644	48,060	67,587

CFI 25

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during November 1999)
Value at beginning of period	$17.31	$12.19	$10.88	$8.38	$8.605	$10.293	$8.744	$8.255
Value at end of period	$20.96	$17.31	$12.19	$10.88	$8.38	$8.605	$10.293	$8.744
Number of accumulation units outstanding at end of period	16,969	25,867	4,652	2,605	2,826	2,563	3,526	4,257
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.61	$13.95	$12.51
Value at end of period	$21.14	$15.61	$13.95
Number of accumulation units outstanding at end of period	6,527	1,374	545
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$8.25	$7.60	$6.94	$5.03	$8.02
Value at end of period	$9.23	$8.25	$7.60	$6.94	$5.03
Number of accumulation units outstanding at end of period	392,017	378,380	354,764	324,055	263,319
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$17.06	$15.56	$13.67	$10.00	$13.10	$12.666	$11.933	$9.996
Value at end of period	$19.82	$17.06	$15.56	$13.67	$10.00	$13.10	$12.666	$11.933
Number of accumulation units outstanding at end of period	89,954	88,534	57,477	54,596	50,291	23,551	21,331	17,509
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$12.94	$12.53	$11.67	$10.32	$10.85	$11.175	$10.721	$10.273
Value at end of period	$13.94	$12.94	$12.53	$11.67	$10.32	$10.85	$11.175	$10.721
Number of accumulation units outstanding at end of period	18,284	16,926	11,351	12,107	15,975	13,869	19,312	22,643
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$11.73	$11.11	$9.97	$8.06	$9.402	$10.688	$10.819	$9.864
Value at end of period	$13.21	$11.73	$11.11	$9.97	$8.06	$9.402	$10.688	$10.819
Number of accumulation units outstanding at end of period	58,054	49,372	2,406	2,414	3,617	3,470	3,343	3,650
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$12.10	$11.62	$10.60	$8.92	$9.916	$10.721	$10.735	$10.032
Value at end of period	$13.38	$12.10	$11.62	$10.60	$8.92	$9.916	$10.721	$10.735
Number of accumulation units outstanding at end of period	41,633	36,576	10,492	3,980	3,741	2,933	3,859	3,809
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$13.25	$12.45	$11.36	$9.17	$12.457	$13.858	$12.645	$11.893
Value at end of period	$15.29	$13.25	$12.45	$11.36	$9.17	$12.457	$13.858	$12.645
Number of accumulation units outstanding at end of period	208,629	204,244	186,341	176,455	152,852	28,687	21,968	20,593

CFI 26

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during November 1999)
Value at beginning of period	$14.56	$14.36	$13.89	$13.12	$11.944	$11.148	$10.549	$10.38
Value at end of period	$15.10	$14.56	$14.36	$13.89	$13.12	$11.944	$11.148	$10.549
Number of accumulation units outstanding at end of period	18	18	65,116	66,481	90,518	32,870	28,828	27,998
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.89	$11.58	$10.34	$7.93	$10.12
Value at end of period	$13.87	$11.89	$11.58	$10.34	$7.93
Number of accumulation units outstanding at end of period	224,531	221,893	200,110	153,707	113,866
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$13.85	$12.87	$10.43	$8.41	$9.00
Value at end of period	$15.46	$13.85	$12.87	$10.43	$8.41
Number of accumulation units outstanding at end of period	189,561	174,312	122,933	107,161	85,687
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.58	$11.37	$9.98
Value at end of period	$15.00	$12.58	$11.37
Number of accumulation units outstanding at end of period	12,487	2,547	431
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$41.70	$29.69	$25.11
Value at end of period	$51.92	$41.70	$29.69
Number of accumulation units outstanding at end of period	5,867	6,340	644
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.78	$11.91
Value at end of period	$13.47	$11.78
Number of accumulation units outstanding at end of period	1,951	1,189
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.42	$10.89	$10.71
Value at end of period	$12.57	$11.42	$10.89
Number of accumulation units outstanding at end of period	18,194	805	559
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.00	$10.84
Value at end of period	$11.03	$11.00
Number of accumulation units outstanding at end of period	2,615	574

CFI 27

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$11.98	$11.39	$9.84	$8.07	$9.44
Value at end of period	$14.58	$11.98	$11.39	$9.84	$8.07
Number of accumulation units outstanding at end of period	144,132	90,152	57,716	49,078	41,355
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$10.94	$10.36	$9.37	$7.61	$9.84
Value at end of period	$12.69	$10.94	$10.36	$9.37	$7.61
Number of accumulation units outstanding at end of period	3,633	2,589	2,216	1,945	836
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.84	$10.64
Value at end of period	$11.70	$10.84
Number of accumulation units outstanding at end of period	1,954	497
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$15.72	$14.65	$12.06	$8.82	$10.30
Value at end of period	$17.60	$15.72	$14.65	$12.06	$8.82
Number of accumulation units outstanding at end of period	33,709	29,772	20,278	10,939	5,115
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.92	$17.55	$15.88
Value at end of period	$19.09	$16.92	$17.55
Number of accumulation units outstanding at end of period	2,145	1,361	458
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.35	$10.87	$9.96
Value at end of period	$13.62	$12.35	$10.87
Number of accumulation units outstanding at end of period	54,736	21,900	12,419
WANGER SELECT
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.45
Value at end of period	$14.99
Number of accumulation units outstanding at end of period	1,620
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.87	$11.63	$10.35
Value at end of period	$13.80	$12.87	$11.63
Number of accumulation units outstanding at end of period	14,278	1,956	342
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.18	$10.87	$10.07
Value at end of period	$13.12	$11.18	$10.87
Number of accumulation units outstanding at end of period	6,866	9,955	12,557

CFI 28

Condensed Financial Information (continued)

TABLE 7

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.36	$10.50	$9.90	$9.57
Value at end of period	$12.01	$11.36	$10.50	$9.90
Number of accumulation units outstanding at end of period	6,037	4,989	5,718	4,487
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2001)
Value at beginning of period	$11.71	$11.18	$10.32	$6.54	$7.76	$8.315
Value at end of period	$13.60	$11.71	$11.18	$10.32	$6.54	$7.76
Number of accumulation units outstanding at end of period	5,492	3,091	2,793	2,140	166	49
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.65	$11.09	$10.30	$10.05
Value at end of period	$12.60	$11.65	$11.09	$10.30
Number of accumulation units outstanding at end of period	3,679	5,986	3,397	7,123
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$15.36	$13.21	$11.50	$10.55	$11.652	$11.84
Value at end of period	$17.07	$15.36	$13.21	$11.50	$10.55	$11.652
Number of accumulation units outstanding at end of period	119,283	106,278	91,279	75,470	106	33
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.36	$11.74	$10.58	$10.10
Value at end of period	$14.77	$12.36	$11.74	$10.58
Number of accumulation units outstanding at end of period	68,536	78,723	86,883	60,863
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.02	$9.53	$9.27	$8.90
Value at end of period	$10.65	$10.02	$9.53	$9.27
Number of accumulation units outstanding at end of period	90,967	89,225	94,934	87,478
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.52	$12.27	$10.85	$10.38
Value at end of period	$17.05	$14.52	$12.27	$10.85
Number of accumulation units outstanding at end of period	14,395	9,319	6,556	3,248
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.22	$9.71
Value at end of period	$10.00	$10.22
Number of accumulation units outstanding at end of period	52,979	60,992

CFI 29

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.40	$11.33	$9.58	$9.14
Value at end of period	$15.07	$12.40	$11.33	$9.58
Number of accumulation units outstanding at end of period	29,287	25,521	26,560	25,705
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.90	$9.83	$9.01	$8.59
Value at end of period	$11.95	$10.90	$9.83	$9.01
Number of accumulation units outstanding at end of period	85,781	84,638	96,866	106,846
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.86	$12.54
Value at end of period	$14.31	$12.86
Number of accumulation units outstanding at end of period	9	4
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.72	$10.02
Value at end of period	$13.75	$11.72
Number of accumulation units outstanding at end of period	188,203	191,327
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.07	$9.89
Value at end of period	$10.86	$10.07
Number of accumulation units outstanding at end of period	39,657	31,154
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.80
Value at end of period	$11.82
Number of accumulation units outstanding at end of period	12,038
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.15
Value at end of period	$12.27
Number of accumulation units outstanding at end of period	13,235
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.27
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	1,714

CFI 30

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.71
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	195
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.90	$9.80	$8.73	$8.39
Value at end of period	$11.51	$9.90	$9.80	$8.73
Number of accumulation units outstanding at end of period	17,011	16,798	15,273	16,163
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.16	$9.94
Value at end of period	$12.11	$11.16
Number of accumulation units outstanding at end of period	219,789	217,039
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.48	$14.08
Value at end of period	$17.15	$14.48
Number of accumulation units outstanding at end of period	9	5
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.98	$11.35	$10.37	$9.96
Value at end of period	$13.50	$11.98	$11.35	$10.37
Number of accumulation units outstanding at end of period	33,622	36,029	35,842	32,840
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.49	$10.57	$9.26	$8.92
Value at end of period	$13.09	$11.49	$10.57	$9.26
Number of accumulation units outstanding at end of period	68,910	69,795	69,112	64,994
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.75	$9.99
Value at end of period	$12.05	$10.75
Number of accumulation units outstanding at end of period	110,104	106,096
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.62
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	15

CFI 31

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.11	$11.68	$10.74	$10.47
Value at end of period	$13.25	$12.11	$11.68	$10.74
Number of accumulation units outstanding at end of period	79,825	87,003	81,057	74,663
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.89	$8.89	$9.06	$8.66
Value at end of period	$10.55	$9.89	$8.89	$9.06
Number of accumulation units outstanding at end of period	18,425	22,012	22,494	25,362
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.49	$9.76	$9.05	$8.63
Value at end of period	$11.92	$10.49	$9.76	$9.05
Number of accumulation units outstanding at end of period	405,587	426,795	508,124	534,159
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.26	$9.43	$8.85	$8.51
Value at end of period	$10.47	$10.26	$9.43	$8.85
Number of accumulation units outstanding at end of period	31,574	38,765	42,614	47,094
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.22	$10.71	$9.74	$9.35
Value at end of period	$12.79	$11.22	$10.71	$9.74
Number of accumulation units outstanding at end of period	153,886	153,542	127,122	85,750
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.12	$13.68	$11.79	$11.45
Value at end of period	$16.45	$15.12	$13.68	$11.79
Number of accumulation units outstanding at end of period	102,804	102,137	82,575	46,147
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.71	$14.68	$12.09	$11.74
Value at end of period	$17.79	$15.71	$14.68	$12.09
Number of accumulation units outstanding at end of period	35,044	34,393	23,272	10,550
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.52	$12.21	$11.70	$11.66
Value at end of period	$12.96	$12.52	$12.21	$11.70
Number of accumulation units outstanding at end of period	68,029	81,811	83,757	55,782
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.90	$11.10	$9.52	$9.09
Value at end of period	$15.84	$12.90	$11.10	$9.52
Number of accumulation units outstanding at end of period	6,856	3,062	2,379	1,744

CFI 32

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.66	$10.41	$10.35	$10.35
Value at end of period	$11.12	$10.66	$10.41	$10.35
Number of accumulation units outstanding at end of period	26,619	11,479	14,920	9,622
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during December 2003)
Value at beginning of period	$20.40	$14.36	$12.81	$12.21
Value at end of period	$24.69	$20.40	$14.36	$12.81
Number of accumulation units outstanding at end of period	5,040	4,665	2,850	2,643
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.67	$12.46	$10.96	$10.56
Value at end of period	$15.88	$13.67	$12.46	$10.96
Number of accumulation units outstanding at end of period	34,638	32,500	30,745	29,750
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.91	$11.53	$10.74	$10.53
Value at end of period	$12.84	$11.91	$11.53	$10.74
Number of accumulation units outstanding at end of period	6,007	5,749	6,987	7,046
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.22	$11.57	$10.38	$10.04
Value at end of period	$13.75	$12.22	$11.57	$10.38
Number of accumulation units outstanding at end of period	20,364	8,320	6,742	5,864
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.04	$11.56	$10.55	$10.27
Value at end of period	$13.31	$12.04	$11.56	$10.55
Number of accumulation units outstanding at end of period	8,875	8,368	11,479	10,329
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.32	$9.70	$8.85	$8.50
Value at end of period	$11.91	$10.32	$9.70	$8.85
Number of accumulation units outstanding at end of period	31,958	27,698	32,286	25,074
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.08
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	88

CFI 33

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$43.28
Value at end of period	$50.50
Number of accumulation units outstanding at end of period	140
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.19
Value at end of period	$13.62
Number of accumulation units outstanding at end of period	58
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.34
Value at end of period	$13.80
Number of accumulation units outstanding at end of period	13

TABLE 8

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$10.36	$10.35	$9.03	$7.02	$9.33	$12.235	$13.036
Value at end of period	$10.94	$10.36	$10.35	$9.03	$7.02	$9.33	$12.235
Number of accumulation units outstanding at end of period	28,795	11,914	16,659	16,906	11,934	5,426	32
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$9.02	$8.62	$7.96	$6.43	$7.667	$9.996	$10.403
Value at end of period	$10.47	$9.02	$11.02	$7.96	$6.43	$7.667	$9.996
Number of accumulation units outstanding at end of period	97,804	66,449	56,091	73,389	70,527	38,497	84
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$12.45	$11.85	$11.02	$9.29	$10.636	$11.035
Value at end of period	$13.46	$12.45	$11.85	$11.02	$9.29	$10.636
Number of accumulation units outstanding at end of period	8,537	4,758	16,312	12,992	10,572	8,855
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.84	$11.50	$10.37
Value at end of period	$16.76	$13.84	$11.50
Number of accumulation units outstanding at end of period	30,646	4,677	700

CFI 34

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$20.55	$18.72	$18.28
Value at end of period	$24.80	$20.55	$18.72
Number of accumulation units outstanding at end of period	11,137	4,724	336
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$17.60	$15.14	$13.19	$10.33	$11.465	$12.621
Value at end of period	$19.55	$17.60	$15.14	$13.19	$10.33	$11.465
Number of accumulation units outstanding at end of period	383,019	270,004	702,963	578,035	456,743	266,409
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.37	$12.71	$11.46	$8.85	$10.718	$11.454
Value at end of period	$15.98	$13.37	$12.71	$11.46	$8.85	$10.718
Number of accumulation units outstanding at end of period	272,073	149,572	825,795	639,168	487,673	292,699
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$11.93	$11.35	$11.04	$8.36	$12.034	$14.702	$15.283
Value at end of period	$12.67	$11.93	$11.35	$11.04	$8.36	$12.034	$14.702
Number of accumulation units outstanding at end of period	358,554	240,015	552,845	555,652	505,859	344,985	11
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$12.72	$12.09	$9.52	$6.68	$8.429	$10.096
Value at end of period	$14.93	$12.72	$12.09	$9.52	$6.68	$8.429
Number of accumulation units outstanding at end of period	40,984	23,641	66,264	53,560	24,366	10,450
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.26	$15.04	$12.23	$9.31	$11.46
Value at end of period	$18.91	$16.26	$15.04	$12.23	$9.31
Number of accumulation units outstanding at end of period	94,815	55,654	36,672	4,495	2,850
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.53	$11.60
Value at end of period	$12.67	$12.53
Number of accumulation units outstanding at end of period	12,319	1,245
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.21	$14.12	$12.91	$9.89	$10.00
Value at end of period	$16.85	$14.21	$14.12	$12.91	$9.89
Number of accumulation units outstanding at end of period	3,339	3,641	5,856	3,472	735

CFI 35

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.22	$9.71
Value at end of period	$9.99	$10.22
Number of accumulation units outstanding at end of period	133,297	119,055
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.14	$13.19	$10.93	$8.12	$7.96
Value at end of period	$16.22	$14.14	$13.19	$10.93	$8.12
Number of accumulation units outstanding at end of period	16,573	6,993	4,113	665	385
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.78
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	39
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.71	$14.72	$11.57	$9.65
Value at end of period	$18.00	$15.71	$14.72	$11.57
Number of accumulation units outstanding at end of period	83,323	27,529	16,444	1,713
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$18.66	$18.07	$16.76	$11.99	$11.65
Value at end of period	$21.12	$18.66	$18.07	$16.76	$11.99
Number of accumulation units outstanding at end of period	4,188	1,604	2,690	2,354	77
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.26	$10.82
Value at end of period	$12.74	$11.26
Number of accumulation units outstanding at end of period	9,428	807
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.88	$11.00
Value at end of period	$13.21	$11.88
Number of accumulation units outstanding at end of period	5,701	550
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$9.09	$8.65	$7.91	$6.25	$6.47
Value at end of period	$10.13	$9.09	$8.65	$7.91	$6.25
Number of accumulation units outstanding at end of period	1,884	1,752	1,766	1,512	1,052

CFI 36

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.20	$11.06	$10.23	$8.32	$8.72
Value at end of period	$12.09	$11.20	$11.06	$10.23	$8.32
Number of accumulation units outstanding at end of period	3,328	2,927	5,979	1,566	779
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.46	$10.70
Value at end of period	$18.17	$13.46
Number of accumulation units outstanding at end of period	20,737	5,709
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$12.12	$11.16	$9.38	$7.29	$8.949	$11.98
Value at end of period	$14.72	$12.12	$11.16	$9.38	$7.29	$8.949
Number of accumulation units outstanding at end of period	72,725	29,275	219,101	188,556	166,958	119,266
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.39	$14.27	$11.90	$9.21	$9.22
Value at end of period	$17.82	$15.39	$14.27	$11.90	$9.21
Number of accumulation units outstanding at end of period	49,023	8,880	6,378	1,074	18
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.56
Value at end of period	$13.15
Number of accumulation units outstanding at end of period	3,461
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.56
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	194
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.45	$11.59
Value at end of period	$17.28	$13.45
Number of accumulation units outstanding at end of period	22,197	472
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.26	$8.36	$7.66	$5.58	$8.676	$12.821
Value at end of period	$10.15	$9.26	$9.69	$7.66	$5.58	$8.676
Number of accumulation units outstanding at end of period	197,475	108,588	409,067	493,973	408,520	354,090

CFI 37

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.55
Value at end of period	$12.21
Number of accumulation units outstanding at end of period	816
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.65
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	1,528
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.44	$11.12
Value at end of period	$11.93	$11.44
Number of accumulation units outstanding at end of period	5,181	332
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.03
Value at end of period	$15.39
Number of accumulation units outstanding at end of period	4,044
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.59	$13.29	$12.03	$11.43
Value at end of period	$15.12	$13.59	$13.29	$12.03
Number of accumulation units outstanding at end of period	15,955	16,162	11,788	935
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.46	$11.00
Value at end of period	$14.90	$11.46
Number of accumulation units outstanding at end of period	13,221	735
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.07	$13.78	$12.57	$10.82
Value at end of period	$15.44	$14.07	$13.78	$12.57
Number of accumulation units outstanding at end of period	4,483	4,318	5,634	2,770
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.17	$11.55
Value at end of period	$14.23	$12.17
Number of accumulation units outstanding at end of period	656,982	359,165

CFI 38

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.46
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	1,704
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.17	$10.03
Value at end of period	$10.85	$10.17
Number of accumulation units outstanding at end of period	122,436	81,732
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.53	$10.31
Value at end of period	$11.40	$10.53
Number of accumulation units outstanding at end of period	4,769	2,470
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.72	$11.55	$11.13	$10.76	$10.00
Value at end of period	$12.11	$11.72	$11.55	$11.13	$10.76
Number of accumulation units outstanding at end of period	46,474	37,045	32,493	21,807	15,367
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.52
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	901
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.66
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	300
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.85
Value at end of period	$11.81
Number of accumulation units outstanding at end of period	74,710
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.96	$10.47
Value at end of period	$12.26	$10.96
Number of accumulation units outstanding at end of period	105,386	1,080
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.11	$10.70
Value at end of period	$12.61	$11.11
Number of accumulation units outstanding at end of period	48,992	603

CFI 39

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.32	$10.84
Value at end of period	$12.95	$11.32
Number of accumulation units outstanding at end of period	22,333	1,320
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.44
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	598
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.31
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	209
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.52
Value at end of period	$11.11
Number of accumulation units outstanding at end of period	658
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$11.07	$10.96	$9.77	$7.67	$11.054	$14.78	$15.104
Value at end of period	$12.85	$11.07	$10.96	$9.77	$7.67	$11.054	$14.78
Number of accumulation units outstanding at end of period	48,017	31,981	103,895	110,101	111,920	82,017	18
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.98	$10.77
Value at end of period	$12.51	$10.98
Number of accumulation units outstanding at end of period	28,614	6,163
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.48	$11.12
Value at end of period	$12.10	$11.48
Number of accumulation units outstanding at end of period	614,774	421,546
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.35	$14.86	$13.01	$11.79
Value at end of period	$18.17	$15.35	$14.86	$13.01
Number of accumulation units outstanding at end of period	17,404	9,555	3,666	577
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.64	$12.93	$11.82	$9.08	$11.911	$13.566
Value at end of period	$15.36	$13.64	$12.93	$11.82	$9.08	$11.911
Number of accumulation units outstanding at end of period	179,279	94,137	329,385	254,412	195,228	151,126

CFI 40

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.19	$10.41	$9.02	$7.26	$9.729	$12.638
Value at end of period	$12.74	$11.19	$10.41	$9.02	$7.26	$9.729
Number of accumulation units outstanding at end of period	130,675	101,031	178,525	175,941	184,641	123,118
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$12.84	$12.48	$10.75	$8.34	$8.18
Value at end of period	$14.78	$12.84	$12.48	$10.75	$8.34
Number of accumulation units outstanding at end of period	59,421	21,710	14,256	3,399	1,949
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.10	$10.92
Value at end of period	$12.04	$11.10
Number of accumulation units outstanding at end of period	408,718	212,266
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.09	$10.63
Value at end of period	$12.79	$11.09
Number of accumulation units outstanding at end of period	11,889	1,607
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.05
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	33,884
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.45	$12.98	$11.93	$10.10	$11.327	$12.058
Value at end of period	$14.70	$13.45	$12.98	$11.93	$10.10	$11.327
Number of accumulation units outstanding at end of period	465,727	386,523	839,644	713,922	666,708	618,049
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.24
Value at end of period	$13.97
Number of accumulation units outstanding at end of period	4,467
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$4.13	$3.71	$3.78	$2.62	$4.483	$6.538
Value at end of period	$4.40	$4.13	$8.77	$3.78	$2.62	$4.483
Number of accumulation units outstanding at end of period	131,549	159,290	95,262	245,026	174,362	6,940

CFI 41

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.20	$8.55	$7.94	$6.34	$8.497	$10.163
Value at end of period	$10.44	$9.20	$9.62	$7.94	$6.34	$8.497
Number of accumulation units outstanding at end of period	1,860,531	1,635,914	2,284,441	2,670,006	2,807,208	1,639,326
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$10.34	$9.51	$8.93	$6.89	$9.755	$13.456	$14.825
Value at end of period	$10.56	$10.34	$9.51	$8.93	$6.89	$9.755	$13.456
Number of accumulation units outstanding at end of period	98,725	69,953	54,681	55,610	53,349	4,506	1
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.56
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	4,799
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period	$12.15	$11.60	$10.55	$8.42	$10.792	$12.569	$12.787
Value at end of period	$13.84	$12.15	$11.60	$10.55	$8.42	$10.792	$12.569
Number of accumulation units outstanding at end of period	380,672	295,687	325,584	270,330	221,565	72,836	2
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$22.19	$20.08	$17.33	$13.16	$15.065	$15.183
Value at end of period	$24.14	$22.19	$20.08	$17.33	$13.16	$15.065
Number of accumulation units outstanding at end of period	136,775	123,316	417,849	302,362	218,102	70,046
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$17.08	$15.97	$13.16	$9.72	$11.27	$11.13
Value at end of period	$19.33	$17.08	$15.97	$13.16	$9.72	$11.27
Number of accumulation units outstanding at end of period	98,944	59,494	228,857	145,109	82,105	3,181
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$14.86	$14.49	$13.90	$13.16	$12.218	$11.539
Value at end of period	$15.37	$14.86	$14.49	$13.90	$13.16	$12.218
Number of accumulation units outstanding at end of period	312,992	275,165	389,306	365,592	378,990	128,150
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$11.15	$10.94	$8.24	$6.28	$8.616	$9.095
Value at end of period	$13.69	$11.15	$10.94	$8.24	$6.28	$8.616
Number of accumulation units outstanding at end of period	17,578	13,393	43,987	23,258	12,082	905
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$13.20	$12.13	$10.40	$7.55
Value at end of period	$16.98	$13.20	$12.13	$10.40
Number of accumulation units outstanding at end of period	39,906	22,429	11,160	241

CFI 42

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.53	$11.43	$9.48	$6.98	$7.52
Value at end of period	$12.36	$11.53	$11.43	$9.48	$6.98
Number of accumulation units outstanding at end of period	4,152	3,063	2,965	3,294	99
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$12.24	$11.95	$11.90	$11.86	$11.745	$11.396
Value at end of period	$12.76	$12.24	$11.95	$11.90	$11.86	$11.745
Number of accumulation units outstanding at end of period	81,828	79,187	89,013	110,222	109,591	37,494
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during July 2001)
Value at beginning of period	$17.25	$14.15	$10.85	$8.36	$8.59	$8.529
Value at end of period	$20.87	$17.25	$14.15	$10.85	$8.36	$8.59
Number of accumulation units outstanding at end of period	37,715	21,379	23,481	12,470	12,408	8,578
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.59	$13.66
Value at end of period	$21.11	$15.59
Number of accumulation units outstanding at end of period	11,171	3,125
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.23	$8.08	$6.93	$5.03	$5.42
Value at end of period	$9.21	$8.23	$8.08	$6.93	$5.03
Number of accumulation units outstanding at end of period	10,645	7,019	5,797	3,497	139
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$16.99	$15.50	$13.64	$9.98	$13.076	$12.779
Value at end of period	$19.73	$16.99	$15.50	$13.64	$9.98	$13.076
Number of accumulation units outstanding at end of period	143,057	101,621	274,222	199,373	148,833	36,305
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$12.89	$12.49	$11.63	$10.30	$10.83	$11.137
Value at end of period	$13.88	$12.89	$12.49	$11.63	$10.30	$10.83
Number of accumulation units outstanding at end of period	42,682	25,959	9,644	6,035	5,239	19
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$11.69	$11.41	$9.94	$8.05	$9.00	$10.376
Value at end of period	$13.15	$11.69	$11.41	$9.94	$8.05	$9.385
Number of accumulation units outstanding at end of period	49,501	11,315	32,265	5,823	6,441	789

CFI 43

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$12.05	$11.58	$10.57	$8.90	$9.898	$10.501
Value at end of period	$13.32	$12.05	$11.58	$10.57	$8.90	$9.898
Number of accumulation units outstanding at end of period	69,643	17,880	32,687	12,588	2,506	887
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.20	$12.41	$11.33	$9.15	$12.434	$14.318
Value at end of period	$15.23	$13.20	$12.41	$11.33	$9.15	$12.434
Number of accumulation units outstanding at end of period	67,431	48,630	166,605	168,525	144,214	65,724
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.12
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	906
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.73
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	747
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.87	$11.85	$10.33	$7.93	$9.62
Value at end of period	$13.83	$11.87	$11.85	$10.33	$7.93
Number of accumulation units outstanding at end of period	114,981	79,754	46,853	23,650	13,372
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$13.82	$12.85	$10.42	$8.40	$9.77
Value at end of period	$15.42	$13.82	$14.20	$10.42	$8.40
Number of accumulation units outstanding at end of period	85,412	55,618	28,499	9,838	5,263
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.57	$11.03
Value at end of period	$14.98	$12.57
Number of accumulation units outstanding at end of period	15,664	5,661
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$41.59	$29.63	$25.13
Value at end of period	$51.76	$41.59	$29.63
Number of accumulation units outstanding at end of period	18,907	5,157	309

CFI 44

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.78	$10.13
Value at end of period	$13.46	$11.78
Number of accumulation units outstanding at end of period	3,743	1,918
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.39	$10.83
Value at end of period	$12.53	$11.39
Number of accumulation units outstanding at end of period	2,942	2,316
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.99	$10.83	$10.05
Value at end of period	$11.01	$10.99	$10.83
Number of accumulation units outstanding at end of period	5,071	562	277
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.95	$11.57	$9.83	$7.78
Value at end of period	$14.54	$11.95	$11.57	$9.83
Number of accumulation units outstanding at end of period	31,701	17,367	7,715	1,664
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.92	$10.06	$9.35	$7.36
Value at end of period	$12.66	$10.92	$9.67	$9.35
Number of accumulation units outstanding at end of period	1,613	46	0	325
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.83	$10.38
Value at end of period	$11.68	$10.83
Number of accumulation units outstanding at end of period	31,076	802
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$15.68	$14.69	$12.05	$9.01
Value at end of period	$17.55	$15.68	$14.69	$12.05
Number of accumulation units outstanding at end of period	35,530	29,229	18,483	3,316
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.88	$17.52	$15.11
Value at end of period	$19.04	$16.88	$17.52
Number of accumulation units outstanding at end of period	13,418	3,654	982
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.34	$10.86	$10.07
Value at end of period	$13.60	$12.34	$10.86
Number of accumulation units outstanding at end of period	122,430	29,025	13,838

CFI 45

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.58	$10.85
Value at end of period	$14.97	$12.58
Number of accumulation units outstanding at end of period	12,646	1,003
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.85	$11.55
Value at end of period	$13.78	$12.85
Number of accumulation units outstanding at end of period	12,085	3,773
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.18	$10.86	$9.87
Value at end of period	$13.10	$11.18	$10.86
Number of accumulation units outstanding at end of period	46,364	12,891	8,442

TABLE 9

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period	$10.32	$9.55	$9.01	$7.00	$9.317	$12.224	$14.959
Value at end of period	$10.90	$10.32	$9.55	$9.01	$7.00	$9.317	$12.224
Number of accumulation units outstanding at end of period	9,882	4,864	8,139	5,328	3,966	3,349	1,699
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period	$8.99	$8.59	$7.94	$6.42	$7.657	$9.987	$11.764	$10.785
Value at end of period	$10.43	$8.99	$8.59	$7.94	$6.42	$7.657	$9.987	$11.764
Number of accumulation units outstanding at end of period	13,763	4,835	4,680	3,382	3,727	2,707	1,781	17
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$12.40	$11.82	$10.99	$9.27	$10.617	$11.483	$11.932	$11.067
Value at end of period	$13.40	$12.40	$11.82	$10.99	$9.27	$10.617	$11.483	$11.932
Number of accumulation units outstanding at end of period	9,904	8,468	14,260	8,298	6,111	4,910	4,099	3,322
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.83	$11.36
Value at end of period	$16.74	$13.83
Number of accumulation units outstanding at end of period	11,921	2,010

CFI 46

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$20.49	$18.68	$16.71
Value at end of period	$24.72	$20.49	$18.68
Number of accumulation units outstanding at end of period	2,697	890	156
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$17.53	$15.09	$13.15	$10.31	$11.444	$13.126	$14.148	$12.698
Value at end of period	$19.46	$17.53	$15.09	$13.15	$10.31	$11.444	$13.126	$14.148
Number of accumulation units outstanding at end of period	235,683	185,887	139,633	94,553	270,820	275,047	277,303	276,641
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$13.32	$12.67	$11.43	$8.83	$10.698	$11.33	$10.518	$10.691
Value at end of period	$15.91	$13.32	$12.67	$11.43	$8.83	$10.698	$11.33	$10.518
Number of accumulation units outstanding at end of period	90,355	76,287	69,693	44,084	139,155	126,487	107,997	123,332
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$11.89	$11.31	$11.01	$8.34	$12.012	$14.683	$16.601	$13.816
Value at end of period	$12.62	$11.89	$11.31	$11.01	$8.34	$12.012	$14.683	$16.601
Number of accumulation units outstanding at end of period	237,194	170,019	147,326	121,964	327,266	331,028	331,653	309,124
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$12.68	$10.72	$9.49	$6.66	$8.414	$10.743	$13.367	$10.023
Value at end of period	$14.87	$12.68	$10.72	$9.49	$6.66	$8.414	$10.743	$13.367
Number of accumulation units outstanding at end of period	29,808	22,665	28,070	15,332	28,329	23,263	17,889	15,589
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$16.23	$15.02	$12.21	$9.30	$11.65
Value at end of period	$18.86	$16.23	$15.02	$12.21	$9.30
Number of accumulation units outstanding at end of period	84,756	54,946	21,696	11,901	1,749
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.52	$12.89
Value at end of period	$12.66	$12.52
Number of accumulation units outstanding at end of period	234	77
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.18	$14.10	$12.89	$11.47
Value at end of period	$16.81	$14.18	$14.10	$12.89
Number of accumulation units outstanding at end of period	6,853	5,072	3,124	1,436

CFI 47

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.21	$9.71
Value at end of period	$9.98	$10.21
Number of accumulation units outstanding at end of period	45,625	33,110
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.11	$13.17	$10.92	$10.01
Value at end of period	$16.19	$14.11	$13.17	$10.92
Number of accumulation units outstanding at end of period	5,740	4,006	3,960	2,084
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.68	$14.70	$11.56	$10.05
Value at end of period	$17.95	$15.68	$14.70	$11.56
Number of accumulation units outstanding at end of period	29,394	24,588	17,254	8,963
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.63
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	263
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$18.62	$18.04	$16.74	$15.42
Value at end of period	$21.06	$18.62	$18.04	$16.74
Number of accumulation units outstanding at end of period	5,274	3,326	1,792	332
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.25	$10.84
Value at end of period	$12.73	$11.25
Number of accumulation units outstanding at end of period	429	141
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.87	$11.37
Value at end of period	$13.20	$11.87
Number of accumulation units outstanding at end of period	950	267
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.07	$8.63	$7.90	$7.12
Value at end of period	$10.10	$9.07	$8.63	$7.90
Number of accumulation units outstanding at end of period	1,131	894	585	117

CFI 48

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.18	$11.04	$10.22	$9.29
Value at end of period	$12.05	$11.18	$11.04	$10.22
Number of accumulation units outstanding at end of period	3,904	2,752	1,441	352
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.46	$12.06
Value at end of period	$18.16	$13.46
Number of accumulation units outstanding at end of period	1,028	35
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$12.07	$11.04	$9.35	$7.27	$8.933	$12.305	$15.403	$10.375
Value at end of period	$14.66	$12.07	$11.04	$9.35	$7.27	$8.933	$12.305	$15.403
Number of accumulation units outstanding at end of period	72,606	48,646	16,469	9,714	26,794	25,877	27,469	0
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.36	$14.25	$11.89	$10.85
Value at end of period	$17.78	$15.36	$14.25	$11.89
Number of accumulation units outstanding at end of period	6,637	4,310	2,590	568
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.96
Value at end of period	$13.14
Number of accumulation units outstanding at end of period	177
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.70
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	372
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.44	$11.47
Value at end of period	$17.25	$13.44
Number of accumulation units outstanding at end of period	2,112	2,812
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$9.22	$8.33	$7.64	$5.57	$8.66	$11.655	$16.472	$10.88
Value at end of period	$10.11	$9.22	$8.33	$7.64	$5.57	$8.66	$11.655	$16.472
Number of accumulation units outstanding at end of period	50,828	52,773	49,435	40,780	116,847	110,098	116,509	109,678

CFI 49

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.53	$11.18
Value at end of period	$12.20	$11.53
Number of accumulation units outstanding at end of period	9,847	249
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.97
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	20
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.84
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	1,932
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.14
Value at end of period	$15.38
Number of accumulation units outstanding at end of period	368
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.57	$13.28	$12.03	$11.20
Value at end of period	$15.10	$13.57	$13.28	$12.03
Number of accumulation units outstanding at end of period	10,909	7,648	4,965	2,253
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.80
Value at end of period	$14.89
Number of accumulation units outstanding at end of period	431
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.04	$13.76	$12.55	$11.50
Value at end of period	$15.40	$14.04	$13.76	$12.55
Number of accumulation units outstanding at end of period	5,231	5,031	3,882	640
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.15	$10.12
Value at end of period	$14.20	$12.15
Number of accumulation units outstanding at end of period	326,595	139,999

CFI 50

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.39
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	609
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$10.00
Value at end of period	$10.94	$10.16
Number of accumulation units outstanding at end of period	68,831	50,790
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.75
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	2,124
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.69	$11.53	$11.12	$10.86
Value at end of period	$12.08	$11.69	$11.53	$11.12
Number of accumulation units outstanding at end of period	167,215	107,969	51,419	13,179
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.52
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	308
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.04
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	9
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.95
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	1,170
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.95	$10.95
Value at end of period	$12.25	$10.95
Number of accumulation units outstanding at end of period	7,747	37

CFI 51

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.11	$11.11
Value at end of period	$12.60	$11.11
Number of accumulation units outstanding at end of period	4,364	41
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.32	$11.37
Value at end of period	$12.94	$11.32
Number of accumulation units outstanding at end of period	2,319	1
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.30
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	67
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.07
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	247
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.36
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	102
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$11.02	$10.93	$9.74	$7.66	$11.034	$14.761	$15.758	$12.653
Value at end of period	$12.80	$11.02	$10.93	$9.74	$7.66	$11.034	$14.761	$15.758
Number of accumulation units outstanding at end of period	17,274	15,547	23,225	24,938	22,923	22,070	19,493	14,720
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.98	$11.01
Value at end of period	$12.50	$10.98
Number of accumulation units outstanding at end of period	3,046	13
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.47	$9.94
Value at end of period	$12.09	$11.47

CFI 52

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.33	$14.85	$13.01	$11.63
Value at end of period	$18.14	$15.33	$14.85	$13.01
Number of accumulation units outstanding at end of period	10,049	8,870	5,455	2,562
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$13.59	$12.88	$11.79	$9.06	$11.89	$13.329	$13.421	$11.742
Value at end of period	$15.30	$13.59	$12.88	$11.79	$9.06	$11.89	$13.329	$13.421
Number of accumulation units outstanding at end of period	175,551	139,251	73,938	47,933	20,648	16,816	14,592	17,657
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$11.15	$10.26	$9.00	$7.25	$9.711	$12.355	$13.019	$11.075
Value at end of period	$12.68	$11.15	$10.26	$9.00	$7.25	$9.711	$12.355	$13.019
Number of accumulation units outstanding at end of period	36,134	32,882	73,274	67,671	95,320	100,082	96,006	89,183
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.81	$12.46	$10.75	$9.80
Value at end of period	$14.75	$12.81	$12.46	$10.75
Number of accumulation units outstanding at end of period	11,449	3,522	1,847	390
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.09	$11.10
Value at end of period	$12.03	$11.09
Number of accumulation units outstanding at end of period	372,014	124,966
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.09	$10.86
Value at end of period	$12.78	$11.09
Number of accumulation units outstanding at end of period	800	215
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.48
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	584
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during April 1999)
Value at beginning of period	$13.40	$12.94	$11.90	$10.08	$11.307	$11.881	$12.026	$11.183
Value at end of period	$14.64	$13.40	$12.94	$11.90	$10.08	$11.307	$11.881	$12.026
Number of accumulation units outstanding at end of period	69,738	62,874	82,473	70,493	105,474	123,203	118,492	119,529

CFI 53

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.95	$10.95
Value at end of period	$13.95	$11.95
Number of accumulation units outstanding at end of period	459	114
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$4.11	$3.70	$3.78	$2.61	$2.68
Value at end of period	$4.38	$4.11	$3.70	$3.78	$2.61
Number of accumulation units outstanding at end of period	57,696	45,021	30,326	11,822	4,005
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$9.16	$8.53	$7.92	$6.32	$8.482	$10.463	$11.828	$10.867
Value at end of period	$10.39	$9.16	$8.53	$7.92	$6.32	$8.482	$10.463	$11.828
Number of accumulation units outstanding at end of period	148,346	140,633	319,937	322,236	388,659	445,025	448,612	479,213
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$10.30	$9.48	$8.90	$6.87	$9.738	$13.439	$15.362	$12.835
Value at end of period	$10.51	$10.30	$9.48	$8.90	$6.87	$9.738	$13.439	$15.362
Number of accumulation units outstanding at end of period	6,795	5,856	27,074	24,605	20,271	20,761	20,847	17,762
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$12.11	$11.56	$10.53	$8.40	$10.772	$12.553	$13.946	$12.586
Value at end of period	$13.78	$12.11	$11.56	$10.53	$8.40	$10.772	$12.553	$13.946
Number of accumulation units outstanding at end of period	112,469	90,299	88,982	62,412	254,911	232,973	214,858	198,941
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$22.10	$20.02	$17.28	$13.13	$15.038	$15.339	$12.875	$11.204
Value at end of period	$24.03	$22.10	$20.02	$17.28	$13.13	$15.038	$15.339	$12.875
Number of accumulation units outstanding at end of period	136,329	103,069	101,889	59,842	26,984	12,404	7,546	5,592
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$17.02	$15.91	$13.12	$9.70	$11.249	$11.057	$10.134	$8.416
Value at end of period	$19.24	$17.02	$15.91	$13.12	$9.70	$11.249	$11.057	$10.134
Number of accumulation units outstanding at end of period	71,033	45,936	31,742	27,777	79,252	60,052	44,026	40,166
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$14.80	$14.45	$13.86	$13.13	$12.196	$11.289	$10.363	$10.594
Value at end of period	$15.30	$14.80	$14.45	$13.86	$13.13	$12.196	$11.289	$10.363
Number of accumulation units outstanding at end of period	144,331	93,930	139,709	118,161	215,827	162,516	115,114	113,547

CFI 54

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$11.11	$9.57	$8.22	$6.27	$8.601	$11.373	$14.367	$11.021
Value at end of period	$13.63	$11.11	$9.57	$8.22	$6.27	$8.601	$11.373	$14.367
Number of accumulation units outstanding at end of period	2,176	1,862	6,968	3,408	2,482	1,683	1,360	405
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.17	$12.11	$10.38	$8.60
Value at end of period	$16.94	$13.17	$12.11	$10.38
Number of accumulation units outstanding at end of period	105,505	75,945	23,580	11,681
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.51	$10.50	$9.47	$8.67
Value at end of period	$12.33	$11.51	$10.50	$9.47
Number of accumulation units outstanding at end of period	6,089	4,169	2,003	101
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$12.19	$11.91	$11.87	$11.84	$11.724	$11.354	$10.742	$10.407
Value at end of period	$12.71	$12.19	$11.91	$11.87	$11.84	$11.724	$11.354	$10.742
Number of accumulation units outstanding at end of period	402,564	105,754	127,471	52,087	360,337	319,092	220,271	249,862
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 1999)
Value at beginning of period	$17.18	$12.11	$10.82	$8.34	$8.574	$10.266	$8.729	$8.125
Value at end of period	$20.78	$17.18	$12.11	$10.82	$8.34	$8.574	$10.266	$8.729
Number of accumulation units outstanding at end of period	5,242	8,579	138	90	1,137	1,128	1,116	2,246
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$15.58	$13.94	$12.05
Value at end of period	$21.08	$15.58	$13.94
Number of accumulation units outstanding at end of period	1,368	504	65
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$8.21	$7.58	$6.92	$5.03	$7.84
Value at end of period	$9.18	$8.21	$7.58	$6.92	$5.03
Number of accumulation units outstanding at end of period	24,253	11,518	9,229	12,373	2,452
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$16.93	$15.45	$13.60	$9.96	$13.052	$12.633	$11.914	$9.74
Value at end of period	$19.65	$16.93	$15.45	$13.60	$9.96	$13.052	$12.633	$11.914
Number of accumulation units outstanding at end of period	26,633	23,649	41,749	28,666	19,390	14,063	14,681	8,502
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$12.84	$12.45	$11.60	$10.27	$10.811	$11.146	$10.704	$10.114
Value at end of period	$13.82	$12.84	$12.45	$11.60	$10.27	$10.811	$11.146	$10.704
Number of accumulation units outstanding at end of period	1,901	2,315	8,025	5,924	46,947	68,036	59,748	62,233

CFI 55

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$11.64	$11.04	$9.92	$8.03	$9.368	$10.66	$10.802	$9.484
Value at end of period	$13.10	$11.64	$11.04	$9.92	$8.03	$9.368	$10.66	$10.802
Number of accumulation units outstanding at end of period	7,638	7,130	314,739	281,343	257,890	251,064	216,680	184,741
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$12.01	$11.54	$10.54	$8.88	$9.88	$10.693	$10.718	$9.799
Value at end of period	$13.26	$12.01	$11.54	$10.54	$8.88	$9.88	$10.693	$10.718
Number of accumulation units outstanding at end of period	3,365	4,061	116,260	102,180	100,042	88,214	98,179	90,629
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$13.15	$12.37	$11.30	$9.13	$12.412	$13.822	$12.625	$11.196
Value at end of period	$15.16	$13.15	$12.37	$11.30	$9.13	$12.412	$13.822	$12.625
Number of accumulation units outstanding at end of period	15,658	12,201	15,981	19,361	82,910	93,825	68,866	69,481
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.69
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	11,450
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$16.65	$15.52	$14.39	$12.70	$13.668	$14.436	$14.862	$13.502
Value at end of period	$18.31	$16.65	$15.52	$14.39	$12.70	$13.668	$14.436	$14.862
Number of accumulation units outstanding at end of period	15	15	58,434	40,977	258,351	278,332	265,161	251,840
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$14.22	$12.75	$10.63	$7.92	$11.057	$18.381	$27.135	$15.589
Value at end of period	$16.06	$14.22	$12.75	$10.63	$7.92	$11.057	$18.381	$27.135
Number of accumulation units outstanding at end of period	15	15	99,290	104,529	279,955	259,793	259,475	216,673
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during April 1999)
Value at beginning of period	$10.77	$10.24	$9.83	$7.98	$10.784	$13.994	$16.703	$11.492
Value at end of period	$12.64	$10.77	$10.24	$9.83	$7.98	$10.784	$13.994	$16.703
Number of accumulation units outstanding at end of period	15	15	108,910	106,849	275,741	272,886	266,228	237,116
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$11.84	$11.54	$10.31	$7.92	$9.66
Value at end of period	$13.80	$11.84	$11.54	$10.31	$7.92
Number of accumulation units outstanding at end of period	218,127	130,041	71,097	52,413	10,078

CFI 56

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.79	$12.82	$10.41	$8.92
Value at end of period	$15.38	$13.79	$12.82	$10.41
Number of accumulation units outstanding at end of period	14,824	11,068	5,983	2,115
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.56	$11.27
Value at end of period	$14.96	$12.56
Number of accumulation units outstanding at end of period	1,223	371
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$41.48	$29.56	$22.15
Value at end of period	$51.59	$41.48	$29.56
Number of accumulation units outstanding at end of period	6,159	4,533	111
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.73
Value at end of period	$13.45
Number of accumulation units outstanding at end of period	3,667
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.36	$10.84	$9.62
Value at end of period	$12.49	$11.36	$10.84
Number of accumulation units outstanding at end of period	611	240	106
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.98	$10.81
Value at end of period	$11.00	$10.98
Number of accumulation units outstanding at end of period	1,834	229
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.92	$11.35	$9.82	$8.63
Value at end of period	$14.50	$11.92	$11.35	$9.82
Number of accumulation units outstanding at end of period	86,449	68,452	43,020	12,864
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$10.89	$10.33	$9.34	$7.60	$9.30
Value at end of period	$12.62	$10.89	$10.33	$9.34	$7.60
Number of accumulation units outstanding at end of period	69,475	30,148	1,915	368	96
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.83	$10.69	$9.92
Value at end of period	$11.67	$10.83	$10.69
Number of accumulation units outstanding at end of period	613	263	63

CFI 57

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$15.65	$14.60	$12.03	$8.81	$10.57
Value at end of period	$17.51	$15.65	$14.60	$12.03	$8.81
Number of accumulation units outstanding at end of period	122,146	67,910	12,373	3,885	667
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.85	$17.49	$16.06
Value at end of period	$18.99	$16.85	$17.49
Number of accumulation units outstanding at end of period	1,620	474	136
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.32	$10.86	$9.97
Value at end of period	$13.58	$12.32	$10.86
Number of accumulation units outstanding at end of period	25,591	9,507	4,320
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.57	$10.85
Value at end of period	$14.95	$12.57
Number of accumulation units outstanding at end of period	46,024	14,776
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.84	$11.62	$10.17
Value at end of period	$13.77	$12.84	$11.62
Number of accumulation units outstanding at end of period	790	65	23
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.17	$10.86	$10.31
Value at end of period	$13.08	$11.17	$10.86
Number of accumulation units outstanding at end of period	1,909	501	109

CFI 58

Condensed Financial Information (continued)

TABLE 10

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 1999)
Value at beginning of period	$10.29	$9.52	$8.99	$6.99	$9.305	$12.214	$13.805	$10.189
Value at end of period	$10.86	$10.29	$9.52	$8.99	$6.99	$9.305	$12.214	$13.805
Number of accumulation units outstanding at end of period	79,449	47,620	57,773	37,538	25,008	22,118	20,534	82
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period	$8.96	$8.57	$7.92	$6.41	$7.646	$9.979	$11.76	$9.404
Value at end of period	$10.39	$8.96	$8.57	$7.92	$6.41	$7.646	$9.979	$11.76
Number of accumulation units outstanding at end of period	103,955	69,589	67,047	54,466	42,490	37,707	13,862	41
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$12.36	$11.78	$10.95	$9.25	$10.598	$11.468	$11.922	$11.025
Value at end of period	$13.35	$12.36	$11.78	$10.95	$9.25	$10.598	$11.468	$11.922
Number of accumulation units outstanding at end of period	115,155	145,181	171,058	58,483	32,527	31,092	21,801	3,736
CAPITAL ONE MID CAP EQUITY FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.77
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	73
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.82	$11.49	$9.34
Value at end of period	$16.71	$13.82	$11.49
Number of accumulation units outstanding at end of period	236,077	173,737	14,217
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$20.44	$18.64	$15.80
Value at end of period	$24.64	$20.44	$18.64
Number of accumulation units outstanding at end of period	60,044	39,317	16,063
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$17.47	$15.04	$13.12	$10.28	$11.423	$13.109	$14.137	$12.471
Value at end of period	$19.38	$17.47	$15.04	$13.12	$10.28	$11.423	$13.109	$14.137
Number of accumulation units outstanding at end of period	994,100	923,799	855,661	297,548	199,144	168,313	89,345	19,120
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$13.27	$12.62	$11.40	$8.81	$10.679	$11.315	$10.509	$11.23
Value at end of period	$15.84	$13.27	$12.62	$11.40	$8.81	$10.679	$11.315	$10.509
Number of accumulation units outstanding at end of period	477,516	472,995	493,970	276,485	208,439	170,131	51,473	8,104

CFI 59

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$11.84	$11.27	$10.98	$8.32	$11.991	$14.664	$16.588	$13.474
Value at end of period	$12.56	$11.84	$11.27	$10.98	$8.32	$11.991	$14.664	$16.588
Number of accumulation units outstanding at end of period	544,267	620,174	813,947	418,415	290,780	230,639	117,753	37,940
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$12.63	$10.68	$9.47	$6.65	$8.399	$10.729	$13.356	$10.077
Value at end of period	$14.81	$12.63	$10.68	$9.47	$6.65	$8.399	$10.729	$13.356
Number of accumulation units outstanding at end of period	49,823	58,637	70,858	46,371	30,199	19,219	12,204	396
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.19	$14.99	$12.20	$9.30	$11.60
Value at end of period	$18.81	$16.19	$14.99	$12.20	$9.30
Number of accumulation units outstanding at end of period	87,801	90,577	95,936	21,929	5,041
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.52	$13.10
Value at end of period	$12.65	$12.52
Number of accumulation units outstanding at end of period	5,773	239
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.15	$14.07	$12.88	$9.87	$10.11
Value at end of period	$16.77	$14.15	$14.07	$12.88	$9.87
Number of accumulation units outstanding at end of period	3,136	1,522	1,362	6,871	4,632
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.21	$9.71
Value at end of period	$9.97	$10.21
Number of accumulation units outstanding at end of period	197,600	272,584
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.09	$13.15	$10.92	$8.11	$9.51
Value at end of period	$16.15	$14.09	$13.15	$10.92	$8.11
Number of accumulation units outstanding at end of period	34,265	34,192	25,835	9,750	43
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.08
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	50

CFI 60

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$15.65	$14.68	$11.55	$8.72	$8.76
Value at end of period	$17.91	$15.65	$14.68	$11.55	$8.72
Number of accumulation units outstanding at end of period	40,252	42,156	20,156	9,295	1,512
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.58	$18.01	$16.73	$12.38
Value at end of period	$21.01	$18.58	$18.01	$16.73
Number of accumulation units outstanding at end of period	8,832	7,510	7,819	3,048
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.25	$10.23
Value at end of period	$12.72	$11.25
Number of accumulation units outstanding at end of period	22,179	3,414
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.87	$10.89
Value at end of period	$13.19	$11.87
Number of accumulation units outstanding at end of period	12,522	1,199
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$9.05	$8.62	$7.89	$7.04
Value at end of period	$10.08	$9.05	$8.62	$7.89
Number of accumulation units outstanding at end of period	1,298	441	198	38
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$11.15	$11.02	$10.21	$8.31	$8.30
Value at end of period	$12.02	$11.15	$11.02	$10.21	$8.31
Number of accumulation units outstanding at end of period	16,242	17,659	10,312	5,701	5,414
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.45	$10.69
Value at end of period	$18.14	$13.45
Number of accumulation units outstanding at end of period	17,893	5,768
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$12.03	$11.01	$9.32	$7.25	$8.916	$12.289	$15.39	$10.603
Value at end of period	$14.60	$12.03	$11.01	$9.32	$7.25	$8.916	$12.289	$15.39
Number of accumulation units outstanding at end of period	254,289	272,995	307,016	122,127	81,814	77,879	51,249	12,199

CFI 61

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$15.33	$14.23	$11.88	$9.20	$8.87
Value at end of period	$17.74	$15.33	$14.23	$11.88	$9.20
Number of accumulation units outstanding at end of period	53,619	51,464	38,819	14,670	1,321
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.34	$10.58
Value at end of period	$13.13	$11.34
Number of accumulation units outstanding at end of period	1,452	42
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.81
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	179
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.43	$11.73	$9.94
Value at end of period	$17.23	$13.43	$11.73
Number of accumulation units outstanding at end of period	36,831	13,308	1,273
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$9.19	$8.30	$7.62	$5.55	$8.645	$11.64	$16.459	$11.165
Value at end of period	$10.06	$9.19	$8.30	$7.62	$5.55	$8.645	$11.64	$16.459
Number of accumulation units outstanding at end of period	502,477	572,510	704,953	341,696	210,946	189,892	125,768	32,821
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.53	$10.21
Value at end of period	$12.19	$11.53
Number of accumulation units outstanding at end of period	4,537	1,024
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.10
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	4,227
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.43	$10.86
Value at end of period	$11.91	$11.43
Number of accumulation units outstanding at end of period	2,338	678

CFI 62

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.48	$11.18
Value at end of period	$15.37	$12.48
Number of accumulation units outstanding at end of period	6,034	1,837
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$13.56	$13.27	$12.02	$11.03
Value at end of period	$15.07	$13.56	$13.27	$12.02
Number of accumulation units outstanding at end of period	36,420	48,228	30,504	6,111
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.45	$10.14
Value at end of period	$14.87	$11.45
Number of accumulation units outstanding at end of period	20,127	10,300
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.30
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	554
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.01	$13.74	$12.54	$9.69	$9.73
Value at end of period	$15.36	$14.01	$13.74	$12.54	$9.69
Number of accumulation units outstanding at end of period	17,103	17,763	24,631	4,388	12
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.14	$10.12
Value at end of period	$14.17	$12.14
Number of accumulation units outstanding at end of period	982,910	1,034,639
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.02	$10.47
Value at end of period	$12.58	$11.02
Number of accumulation units outstanding at end of period	1,964	26
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.15	$9.99
Value at end of period	$10.83	$10.15
Number of accumulation units outstanding at end of period	275,969	358,804

CFI 63

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.52	$10.27
Value at end of period	$11.38	$10.52
Number of accumulation units outstanding at end of period	15,288	5,419
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.67	$11.51	$11.11	$10.76	$10.20
Value at end of period	$12.05	$11.67	$11.51	$11.11	$10.76
Number of accumulation units outstanding at end of period	152,071	124,219	82,791	24,375	3,622
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.83
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	8,424
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.90
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	1,562
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.59
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	969
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.72	$10.46
Value at end of period	$11.79	$10.72
Number of accumulation units outstanding at end of period	5,274	326
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.95	$10.72
Value at end of period	$12.24	$10.95
Number of accumulation units outstanding at end of period	23,475	200
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.11	$10.51
Value at end of period	$12.59	$11.11
Number of accumulation units outstanding at end of period	12,390	360
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.32	$10.88
Value at end of period	$12.93	$11.32
Number of accumulation units outstanding at end of period	3,580	3,878

CFI 64

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.34	$10.19
Value at end of period	$11.03	$10.34
Number of accumulation units outstanding at end of period	446	14
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.32
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	70
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.41
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	418
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$10.98	$10.89	$9.71	$7.64	$11.014	$14.741	$15.745	$11.997
Value at end of period	$12.74	$10.98	$10.89	$9.71	$7.64	$11.014	$14.741	$15.745
Number of accumulation units outstanding at end of period	151,622	202,063	271,878	192,733	159,492	149,887	88,158	4,667
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.97	$10.45
Value at end of period	$12.49	$10.97
Number of accumulation units outstanding at end of period	60,959	10,860
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.46	$9.94
Value at end of period	$12.08	$11.46
Number of accumulation units outstanding at end of period	564,689	607,348
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$15.31	$14.84	$13.00	$12.20
Value at end of period	$18.11	$15.31	$14.84	$13.00
Number of accumulation units outstanding at end of period	49,026	48,013	28,422	4
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$13.54	$12.84	$11.75	$9.04	$11.868	$13.312	$13.41	$11.79
Value at end of period	$15.23	$13.54	$12.84	$11.75	$9.04	$11.868	$13.312	$13.41
Number of accumulation units outstanding at end of period	331,352	341,897	432,105	215,591	151,073	130,866	74,711	17,647

CFI 65

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$11.10	$10.22	$8.97	$7.23	$9.694	$12.339	$13.008	$11.02
Value at end of period	$12.63	$11.10	$10.22	$8.97	$7.23	$9.694	$12.339	$13.008
Number of accumulation units outstanding at end of period	165,287	180,298	207,964	135,423	111,297	89,232	60,144	22,796
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.20
Value at end of period	$9.74
Number of accumulation units outstanding at end of period	264
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.79	$12.45	$10.74	$8.34	$9.34
Value at end of period	$14.71	$12.79	$12.45	$10.74	$8.34
Number of accumulation units outstanding at end of period	77,053	75,990	55,049	15,519	715
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.08	$10.15
Value at end of period	$12.35	$11.08
Number of accumulation units outstanding at end of period	428,146	464,730
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.08	$10.81
Value at end of period	$12.77	$11.08
Number of accumulation units outstanding at end of period	21,331	6,844
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.20
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	15,513
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1999)
Value at beginning of period	$13.35	$12.89	$11.87	$10.05	$11.286	$11.865	$12.016	$11.192
Value at end of period	$14.58	$13.35	$12.89	$11.87	$10.05	$11.286	$11.856	$12.016
Number of accumulation units outstanding at end of period	333,481	396,263	958,541	732,352	435,256	224,542	141,384	96,082
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.94	$10.88
Value at end of period	$13.93	$11.94
Number of accumulation units outstanding at end of period	2,740	668

CFI 66

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.10	$3.70	$3.77	$2.61	$4.476	$5.851	$8.273
Value at end of period	$4.37	$4.10	$3.70	$3.77	$2.61	$4.476	$5.851
Number of accumulation units outstanding at end of period	253,575	253,811	268,681	97,529	45,733	33,874	15,827
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$9.13	$8.50	$7.89	$6.31	$8.467	$10.45	$11.819	$10.936
Value at end of period	$10.35	$9.13	$8.50	$7.89	$6.31	$8.467	$10.45	$11.819
Number of accumulation units outstanding at end of period	1,310,593	1,507,404	1,973,731	1,655,663	1,243,825	962,324	525,995	296,167
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$10.27	$9.45	$8.88	$6.86	$9.72	$13.421	$15.35	$12.378
Value at end of period	$10.46	$10.27	$9.45	$8.88	$6.86	$9.72	$13.421	$15.35
Number of accumulation units outstanding at end of period	153,980	181,275	256,409	226,516	179,272	164,211	160,372	9,291
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.57
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	165
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$12.06	$11.52	$10.50	$8.38	$10.753	$12.536	$13.935	$12.362
Value at end of period	$13.72	$12.06	$11.52	$10.50	$8.38	$10.753	$12.536	$13.935
Number of accumulation units outstanding at end of period	580,790	665,283	765,777	261,291	216,543	199,252	94,620	34,700
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$22.02	$19.95	$17.23	$13.10	$15.011	$15.319	$12.864	$11.323
Value at end of period	$23.93	$22.02	$19.95	$17.23	$13.10	$15.011	$15.319	$12.864
Number of accumulation units outstanding at end of period	270,615	303,738	315,250	139,628	93,138	46,085	15,601	285
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$16.95	$15.86	$13.08	$9.68	$11.229	$11.042	$10.126	$8.998
Value at end of period	$19.16	$16.95	$15.86	$13.08	$9.68	$11.229	$11.042	$10.126
Number of accumulation units outstanding at end of period	181,030	183,735	172,604	61,911	39,601	20,121	2,159	42
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$14.75	$14.40	$13.82	$13.10	$12.174	$11.274	$10.355	$10.447
Value at end of period	$15.24	$14.75	$14.40	$13.82	$13.10	$12.174	$11.274	$10.355
Number of accumulation units outstanding at end of period	436,561	423,773	536,525	295,020	184,031	140,186	107,055	36,755

CFI 67

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$11.07	$9.54	$8.20	$6.25	$8.585	$11.358	$14.356	$10.927
Value at end of period	$13.57	$11.07	$9.54	$8.20	$6.25	$8.585	$11.358	$14.356
Number of accumulation units outstanding at end of period	41,959	42,946	52,189	50,983	43,619	40,837	36,880	14
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.14	$12.09	$10.37	$8.04	$10.17
Value at end of period	$16.89	$13.14	$12.09	$10.37	$8.04
Number of accumulation units outstanding at end of period	82,905	81,125	61,311	7,980	4,828
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.48	$10.48	$9.46	$6.97	$7.19
Value at end of period	$12.29	$11.48	$10.48	$9.46	$6.97
Number of accumulation units outstanding at end of period	7,995	6,144	7,440	2,202	16
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$12.15	$11.88	$11.83	$11.81	$11.703	$11.339	$10.734	$10.434
Value at end of period	$12.65	$12.15	$11.88	$11.83	$11.81	$11.703	$11.339	$10.734
Number of accumulation units outstanding at end of period	1,145,843	791,902	729,218	568,367	436,910	291,538	135,517	38,319
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1999)
Value at beginning of period	$17.12	$12.07	$10.79	$8.32	$8.559	$10.253	$8.722	$9.037
Value at end of period	$20.69	$17.12	$12.07	$10.79	$8.32	$8.559	$10.253	$8.722
Number of accumulation units outstanding at end of period	102,938	77,476	57,544	12,146	6,684	10,939	6,480	2,018
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.57	$13.94	$11.31
Value at end of period	$21.05	$15.57	$13.94
Number of accumulation units outstanding at end of period	73,521	29,559	2,924
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$8.19	$7.56	$6.91	$5.02	$6.79
Value at end of period	$9.16	$8.19	$7.56	$6.91	$5.02
Number of accumulation units outstanding at end of period	10,349	4,285	14,064	6,540	97
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$16.87	$15.40	$13.56	$9.93	$13.029	$12.616	$11.904	$9.503
Value at end of period	$19.56	$16.87	$15.40	$13.56	$9.93	$13.029	$12.616	$11.904
Number of accumulation units outstanding at end of period	178,677	204,020	279,249	124,415	68,464	40,459	24,606	3,486
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$12.79	$12.40	$11.57	$10.25	$10.791	$11.132	$10.695	$10.364
Value at end of period	$13.76	$12.79	$12.40	$11.57	$10.25	$10.791	$11.132	$10.695
Number of accumulation units outstanding at end of period	63,261	72,425	78,485	54,391	39,383	35,172	6,672	834

CFI 68

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$11.60	$11.00	$9.89	$8.01	$9.352	$10.646	$10.793	$10.056
Value at end of period	$13.04	$11.60	$11.00	$9.89	$8.01	$9.352	$10.646	$10.793
Number of accumulation units outstanding at end of period	181,504	187,474	176,297	115,951	44,530	28,974	25,012	7,803
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$11.96	$11.51	$10.51	$8.86	$9.862	$10.679	$10.709	$10.178
Value at end of period	$13.21	$11.96	$11.51	$10.51	$8.86	$9.862	$10.679	$10.709
Number of accumulation units outstanding at end of period	169,717	155,405	123,947	81,971	56,940	56,179	13,626	2,882
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$13.10	$12.33	$11.27	$9.11	$12.389	$13.804	$12.615	$11.759
Value at end of period	$15.09	$13.10	$12.33	$11.27	$9.11	$12.389	$13.804	$12.615
Number of accumulation units outstanding at end of period	135,592	181,290	248,943	208,237	191,837	182,614	163,513	2,839
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.52
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	1,395
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.84
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	46
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$16.58	$15.47	$14.35	$12.67	$13.643	$14.418	$14.85	$13.144
Value at end of period	$18.23	$16.58	$15.47	$14.35	$12.67	$13.643	$14.418	$14.85
Number of accumulation units outstanding at end of period	434	426	483,684	201,194	160,711	160,844	66,358	7,041
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$14.40	$14.22	$13.77	$13.03	$11.879	$11.104	$10.523	$10.473
Value at end of period	$14.90	$14.40	$14.22	$13.77	$13.03	$11.879	$11.104	$10.523
Number of accumulation units outstanding at end of period	410	376	239,642	177,586	149,896	125,912	99,635	2,088
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$14.17	$12.71	$10.60	$7.90	$11.037	$18.357	$27.113	$15.319
Value at end of period	$15.99	$14.17	$12.71	$10.60	$7.90	$11.037	$18.357	$27.113
Number of accumulation units outstanding at end of period	1,497	1,635	799,977	506,569	389,399	329,052	212,480	49,337

CFI 69

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$10.73	$10.20	$9.80	$7.96	$10.764	$13.976	$16.689	$11.151
Value at end of period	$12.59	$10.73	$10.20	$9.80	$7.96	$10.764	$13.976	$16.689
Number of accumulation units outstanding at end of period	1,736	1,889	1,004,141	599,951	525,469	454,510	281,892	31,925
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.81	$11.52	$10.30	$7.92	$8.63
Value at end of period	$13.76	$11.81	$11.52	$10.30	$7.92
Number of accumulation units outstanding at end of period	289,513	283,228	191,701	50,119	15,347
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.76	$12.80	$10.39	$8.39	$9.55
Value at end of period	$15.33	$13.76	$12.80	$10.39	$8.39
Number of accumulation units outstanding at end of period	120,995	114,100	69,460	18,241	3,206
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.73
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	110
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.55	$11.36	$9.96
Value at end of period	$14.94	$12.55	$11.36
Number of accumulation units outstanding at end of period	43,556	18,482	14,558
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$41.37	$29.50	$20.45
Value at end of period	$51.43	$41.37	$29.50
Number of accumulation units outstanding at end of period	132,434	99,399	14,676
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.77	$10.98
Value at end of period	$13.44	$11.77
Number of accumulation units outstanding at end of period	5,910	1,039
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.32	$10.82	$9.82
Value at end of period	$12.45	$11.32	$10.82
Number of accumulation units outstanding at end of period	231,678	192,281	21,085

CFI 70

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.97	$10.82	$10.15
Value at end of period	$10.99	$10.97	$10.82
Number of accumulation units outstanding at end of period	116,096	76,173	32,096
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$11.90	$11.33	$9.81	$8.05	$8.05
Value at end of period	$14.47	$11.90	$11.33	$9.81	$8.05
Number of accumulation units outstanding at end of period	167,031	133,782	25,156	3,840	570
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.87	$10.31	$9.33	$7.27
Value at end of period	$12.59	$10.87	$10.31	$9.33
Number of accumulation units outstanding at end of period	28,642	21,794	6,418	46
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.82	$10.69	$9.97
Value at end of period	$11.65	$10.82	$10.69
Number of accumulation units outstanding at end of period	22,875	17,785	11,737
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.62	$14.58	$12.02	$8.80	$10.28
Value at end of period	$17.46	$15.62	$14.58	$12.02	$8.80
Number of accumulation units outstanding at end of period	67,738	57,320	63,351	18,818	1,894
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.81	$17.46	$15.10
Value at end of period	$18.93	$16.81	$17.46
Number of accumulation units outstanding at end of period	66,512	38,203	7,507
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.31	$10.86	$9.65
Value at end of period	$13.56	$12.31	$10.86
Number of accumulation units outstanding at end of period	333,928	262,097	66,111
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.56	$11.45	$10.21
Value at end of period	$14.93	$12.56	$11.45
Number of accumulation units outstanding at end of period	39,537	14,624	5,665
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.83	$11.62	$10.13
Value at end of period	$13.75	$12.83	$11.62
Number of accumulation units outstanding at end of period	59,963	20,205	8,866

CFI 71

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.16	$10.86	$9.76
Value at end of period	$13.07	$11.16	$10.86
Number of accumulation units outstanding at end of period	136,031	84,393	23,930

TABLE 11

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801	$9.957
Value at end of period	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801
Number of accumulation units outstanding at end of period	40,655	51,713	42,250	20,975	20,470	23,785	27,143	49
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756	$9.275
Value at end of period	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756
Number of accumulation units outstanding at end of period	61,296	37,373	50,383	54,338	52,557	106,589	119,758	2,338
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$12.31	$11.74	$10.92	$9.22	$10.579	$11.453	$11.912	$10.694	$10.081
Value at end of period	$13.29	$12.31	$11.74	$10.92	$9.22	$10.579	$11.453	$11.912	$10.694
Number of accumulation units outstanding at end of period	106,689	150,106	144,238	93,436	80,766	74,558	64,676	9,602	9,543
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.80	$11.49	$9.76
Value at end of period	$16.69	$13.80	$11.49
Number of accumulation units outstanding at end of period	100,140	63,726	24,396
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$20.38	$18.60	$16.34
Value at end of period	$24.56	$20.38	$18.60
Number of accumulation units outstanding at end of period	20,013	14,439	3,304
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$17.40	$14.99	$13.08	$10.26	$11.403	$13.092	$14.126	$11.454	$9.912
Value at end of period	$19.30	$17.40	$14.99	$13.08	$10.26	$11.403	$13.092	$14.126	$11.454
Number of accumulation units outstanding at end of period	1,035,000	875,083	779,690	602,509	483,725	497,660	568,291	96,687	78,075

CFI 72

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$13.22	$12.58	$11.37	$8.79	$10.66	$11.30	$10.501	$9.95	$9.914
Value at end of period	$15.77	$13.22	$12.58	$11.37	$8.79	$10.66	$11.30	$10.501	$9.95
Number of accumulation units outstanding at end of period	518,776	459,602	789,313	454,343	295,154	262,004	227,967	73,216	67,227
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.80	$11.23	$10.95	$8.30	$11.969	$14.645	$16.574	$12.15	$9.956
Value at end of period	$12.51	$11.80	$11.23	$10.95	$8.30	$11.969	$14.645	$16.574	$12.15
Number of accumulation units outstanding at end of period	584,248	961,412	1,072,839	748,473	599,168	581,233	581,764	110,673	63,727
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$12.58	$10.65	$9.44	$6.63	$8.384	$10.715	$13.346	$9.427	$9.912
Value at end of period	$14.74	$12.58	$10.65	$9.44	$6.63	$8.384	$10.715	$13.346	$9.427
Number of accumulation units outstanding at end of period	79,607	40,421	45,057	29,083	9,160	17,807	20,801	6,009	4,502
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period	$16.16	$14.96	$12.18	$9.29	$10.14
Value at end of period	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	38,569	24,593	20,723	15,642	5,223
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.51	$11.24
Value at end of period	$12.64	$12.51
Number of accumulation units outstanding at end of period	4,594	4
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$14.12	$14.05	$12.86	$9.67
Value at end of period	$16.72	$14.12	$14.05	$12.86
Number of accumulation units outstanding at end of period	2,400	1,654	6,564	1,331
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.20	$9.71
Value at end of period	$9.96	$10.20
Number of accumulation units outstanding at end of period	240,681	233,586
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$14.06	$13.13	$10.91	$7.77
Value at end of period	$16.11	$14.06	$13.13	$10.91
Number of accumulation units outstanding at end of period	5,263	4,552	3,893	172

CFI 73

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING BARON ASSET PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.14
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	137
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.62	$14.66	$11.54	$8.72	$10.02
Value at end of period	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	25,932	18,118	11,693	3,532	921
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.96
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	487
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$18.54	$17.98	$16.71	$11.97	$12.14
Value at end of period	$20.95	$18.54	$17.98	$16.71	$11.97
Number of accumulation units outstanding at end of period	1,959	1,352	2,786	2,753	294
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.24	$10.71
Value at end of period	$12.71	$11.24
Number of accumulation units outstanding at end of period	5,436	7
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.86	$11.47
Value at end of period	$13.18	$11.86
Number of accumulation units outstanding at end of period	4,123	2,711
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.00
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	1
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$9.03	$8.61	$7.89	$6.24	$5.96
Value at end of period	$10.05	$9.03	$8.61	$7.89	$6.24
Number of accumulation units outstanding at end of period	1,047	38	19	19	19
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.13	$11.00	$10.20	$9.74
Value at end of period	$11.99	$11.13	$11.00	$10.20
Number of accumulation units outstanding at end of period	1,749	1,036	502	19

CFI 74

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.45	$10.92
Value at end of period	$18.13	$13.45
Number of accumulation units outstanding at end of period	11,402	5,360
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.98	$10.97	$9.30	$7.24	$8.90	$12.273	$15.378	$9.781	$10.009
Value at end of period	$14.53	$11.98	$10.97	$9.30	$7.24	$8.90	$12.273	$15.378	$9.781
Number of accumulation units outstanding at end of period	176,390	168,432	257,686	199,553	191,465	207,065	246,962	37,463	34,688
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$15.30	$14.21	$11.87	$9.20	$9.09
Value at end of period	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	13,388	19,887	7,011	127	576
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.33	$10.66
Value at end of period	$13.12	$11.33
Number of accumulation units outstanding at end of period	2,574	6
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.98
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	711
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.42	$11.49
Value at end of period	$17.21	$13.42
Number of accumulation units outstanding at end of period	8,063	416
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$9.15	$8.28	$7.60	$5.54	$8.629	$11.625	$16.446	$10.982	$9.828
Value at end of period	$10.02	$9.15	$8.28	$7.60	$5.54	$8.629	$11.625	$16.446	$10.982
Number of accumulation units outstanding at end of period	525,292	511,677	682,535	538,409	475,522	646,311	709,695	161,338	139,547
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.57
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	29

CFI 75

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.42	$10.77
Value at end of period	$11.90	$11.42
Number of accumulation units outstanding at end of period	3,339	1,102
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.47	$11.20
Value at end of period	$15.35	$12.47
Number of accumulation units outstanding at end of period	1,500	16
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.54	$13.26	$12.02	$11.58
Value at end of period	$15.04	$13.54	$13.26	$12.02
Number of accumulation units outstanding at end of period	12,869	9,980	6,296	236
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.45	$10.11
Value at end of period	$14.86	$11.45
Number of accumulation units outstanding at end of period	7,192	71
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.95
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	113
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$13.98	$13.71	$12.53	$9.68
Value at end of period	$15.32	$13.98	$13.71	$12.53
Number of accumulation units outstanding at end of period	16,313	8,993	9,328	3,219
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.13	$10.35
Value at end of period	$13.70	$12.13
Number of accumulation units outstanding at end of period	1,839,329	1,000,436
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.23
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	985

CFI 76

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.14	$9.89
Value at end of period	$10.91	$10.14
Number of accumulation units outstanding at end of period	244,612	375,989
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.52	$10.36
Value at end of period	$11.37	$10.52
Number of accumulation units outstanding at end of period	2,230	7
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.65	$11.50	$11.10	$10.75	$10.09
Value at end of period	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	82,834	70,060	65,092	55,353	47,380
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.75
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	1,004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.05
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	23
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.40
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	510
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.72	$10.37
Value at end of period	$11.78	$10.72
Number of accumulation units outstanding at end of period	74,167	30,296
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.94	$10.47
Value at end of period	$12.23	$10.94
Number of accumulation units outstanding at end of period	54,161	8,933
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.10	$10.84
Value at end of period	$12.58	$11.10
Number of accumulation units outstanding at end of period	34,728	21,510

CFI 77

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.31	$10.68
Value at end of period	$12.92	$11.31
Number of accumulation units outstanding at end of period	21,098	3,675
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.34	$10.12
Value at end of period	$11.02	$10.34
Number of accumulation units outstanding at end of period	4,759	803
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.26
Value at end of period	$13.09
Number of accumulation units outstanding at end of period	123
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.75
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	2,061
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.70
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	913
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$10.94	$10.85	$9.69	$7.62	$10.995	$14.722	$15.732	$10.653	$9.963
Value at end of period	$12.69	$10.94	$10.85	$9.69	$7.62	$10.995	$14.722	$15.732	$10.653
Number of accumulation units outstanding at end of period	112,115	100,646	218,187	143,878	127,395	183,731	188,558	57,584	49,316
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.97	$10.39
Value at end of period	$12.48	$10.97
Number of accumulation units outstanding at end of period	24,334	7,319
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.44	$10.19
Value at end of period	$12.07	$11.44
Number of accumulation units outstanding at end of period	726,267	597,868
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$15.29	$14.83	$13.12
Value at end of period	$18.08	$15.29	$14.83
Number of accumulation units outstanding at end of period	15,941	9,686	5,926

CFI 78

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$13.49	$12.80	$11.72	$9.02	$11.847	$13.295	$13.399	$11.036	$9.961
Value at end of period	$15.17	$13.49	$12.80	$11.72	$9.02	$11.847	$13.295	$13.399	$11.036
Number of accumulation units outstanding at end of period	439,098	536,029	504,970	331,183	289,027	337,910	357,441	52,086	42,865
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.06	$10.19	$8.95	$7.21	$9.676	$12.323	$12.998	$10.558	$9.917
Value at end of period	$12.57	$11.06	$10.19	$8.95	$7.21	$9.676	$12.323	$12.998	$10.558
Number of accumulation units outstanding at end of period	214,135	181,079	230,728	168,816	139,706	179,677	205,082	52,317	46,475
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.77	$12.43	$10.73	$8.34	$9.53
Value at end of period	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	98,981	88,490	74,285	28,893	6,478
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.07	$10.24
Value at end of period	$12.00	$11.07
Number of accumulation units outstanding at end of period	958,188	718,791
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.08	$10.16
Value at end of period	$12.76	$11.08
Number of accumulation units outstanding at end of period	8,864	4,812
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.51
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	11,100
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1998)
Value at beginning of period	$13.30	$12.85	$11.83	$10.03	$11.266	$11.85	$12.006	$10.648	$10.002
Value at end of period	$14.52	$13.30	$12.85	$11.83	$10.03	$11.266	$11.85	$12.006	$10.648
Number of accumulation units outstanding at end of period	608,169	755,450	822,427	473,075	402,962	553,197	574,782	194,625	183,347
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.93	$11.16	$11.16
Value at end of period	$13.91	$11.93	$11.16
Number of accumulation units outstanding at end of period	1,267	57	0

CFI 79

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.09	$3.69	$3.76	$2.61	$4.472	$5.00	$8.851
Value at end of period	$4.35	$4.09	$3.69	$3.76	$2.61	$4.472	$5.849
Number of accumulation units outstanding at end of period	182,139	208,991	209,456	150,698	99,345	85,593	89,724
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$9.09	$8.47	$7.87	$6.29	$8.451	$10.436	$11.809	$10.133	$9.935
Value at end of period	$10.30	$9.09	$8.47	$7.87	$6.29	$8.451	$10.436	$11.809	$10.133
Number of accumulation units outstanding at end of period	2,472,117	2,464,740	3,949,110	2,493,572	2,473,992	3,065,150	3,953,354	806,180	773,713
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$10.23	$9.42	$8.85	$6.84	$9.703	$13.404	$15.338	$11.449	$9.925
Value at end of period	$10.42	$10.23	$9.42	$8.85	$6.84	$9.703	$13.404	$15.338	$11.449
Number of accumulation units outstanding at end of period	177,702	173,435	571,825	383,608	287,116	227,866	278,123	28,754	18,200
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.74
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	1,096
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$12.01	$11.49	$10.47	$8.36	$10.733	$12.52	$13.923	$11.286	$10.015
Value at end of period	$13.66	$12.01	$11.49	$10.47	$8.36	$10.733	$12.52	$13.923	$11.286
Number of accumulation units outstanding at end of period	837,326	1,143,349	1,294,852	868,786	624,067	606,972	555,824	81,578	48,831
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$21.94	$19.89	$17.19	$13.07	$14.984	$15.299	$12.854	$11.183	$9.822
Value at end of period	$23.83	$21.94	$19.89	$17.19	$13.07	$14.984	$15.299	$12.854	$11.183
Number of accumulation units outstanding at end of period	327,732	295,305	442,115	200,049	128,488	73,913	32,312	3,959	1,623
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$16.89	$15.81	$13.05	$9.66	$11.209	$11.028	$10.117	$9.201	$9.642
Value at end of period	$19.08	$16.89	$15.81	$13.05	$9.66	$11.209	$11.028	$10.117	$9.201
Number of accumulation units outstanding at end of period	235,604	233,764	210,974	133,344	75,207	16,255	15,934	2,982	1,481
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$14.69	$14.35	$13.79	$13.07	$12.152	$11.259	$10.346	$10.502	$10.058
Value at end of period	$15.17	$14.69	$14.35	$13.79	$13.07	$12.152	$11.259	$10.346	$10.502
Number of accumulation units outstanding at end of period	367,108	520,906	563,725	300,265	306,789	279,302	213,637	51,554	51,916
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$11.03	$9.51	$8.17	$6.24	$8.57	$11.344	$14.344	$9.55	$9.60
Value at end of period	$13.52	$11.03	$9.51	$8.17	$6.24	$8.57	$11.344	$14.344	$9.55
Number of accumulation units outstanding at end of period	47,675	19,581	12,622	40,124	18,517	7,954	6,183	134	7

CFI 80

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$13.11	$12.07	$10.36	$8.03	$9.564	$9.564
Value at end of period	$16.85	$13.11	$12.07	$10.36	$8.03	$9.564
Number of accumulation units outstanding at end of period	45,801	94,299	390,090	94,157	69,184	42
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.46	$10.46	$9.45	$6.97	$6.85
Value at end of period	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	7,509	3,989	2,680	2,104	427
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$12.10	$11.84	$11.80	$11.78	$11.682	$11.324	$10.725	$10.283	$10.022
Value at end of period	$12.60	$12.10	$11.84	$11.80	$11.78	$11.682	$11.324	$10.725	$10.283
Number of accumulation units outstanding at end of period	534,137	649,862	629,605	317,874	374,628	354,705	300,529	23,586	26,810
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1998)
Value at beginning of period	$17.05	$12.03	$10.76	$8.30	$8.544	$10.24	$8.715	$7.696	$9.791
Value at end of period	$20.60	$17.05	$12.03	$10.76	$8.30	$8.544	$10.24	$8.715	$7.696
Number of accumulation units outstanding at end of period	56,112	29,630	28,002	16,962	14,348	17,620	22,901	10,960	13,175
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.55	$13.93	$11.03
Value at end of period	$21.02	$15.55	$13.93
Number of accumulation units outstanding at end of period	21,610	5,220	1,342
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.18	$7.55	$6.90	$5.02	$5.02
Value at end of period	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	7,429	65,857	52,533	1,594	62
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$16.80	$15.35	$13.52	$9.91	$13.005	$12.60	$11.895	$9.159	$9.812
Value at end of period	$19.48	$16.80	$15.35	$13.52	$9.91	$13.005	$12.60	$11.895	$9.159
Number of accumulation units outstanding at end of period	254,506	337,873	522,075	389,816	303,005	216,922	144,229	15,498	13,043
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$12.74	$12.36	$11.54	$10.23	$10.772	$11.117	$10.686	$10.054	$9.977
Value at end of period	$13.71	$12.74	$12.36	$11.54	$10.23	$10.772	$11.117	$10.686	$10.054
Number of accumulation units outstanding at end of period	52,965	87,089	88,761	50,090	41,646	66,844	69,003	19,174	21,150

CFI 81

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.56	$10.96	$9.86	$7.99	$9.335	$10.633	$10.784	$9.502	$9.913
Value at end of period	$12.98	$11.56	$10.96	$9.86	$7.99	$9.335	$10.633	$10.784	$9.502
Number of accumulation units outstanding at end of period	190,981	196,972	262,632	220,664	196,708	214,583	236,648	52,442	43,142
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.92	$11.47	$10.48	$8.84	$9.845	$10.665	$10.701	$9.782	$9.936
Value at end of period	$13.15	$11.92	$11.47	$10.48	$8.84	$9.845	$10.665	$10.701	$9.782
Number of accumulation units outstanding at end of period	188,886	217,838	291,049	164,824	152,277	220,372	214,545	67,538	62,144
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$13.05	$12.29	$11.24	$9.09	$12.367	$13.786	$12.604	$10.62	$9.921
Value at end of period	$15.03	$13.05	$12.29	$11.24	$9.09	$12.367	$13.786	$12.604	$10.62
Number of accumulation units outstanding at end of period	232,080	338,126	344,181	254,954	251,165	254,223	85,133	16,091	14,488
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.41
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	0
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.61
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	158
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$16.52	$15.42	$14.31	$12.65	$13.618	$14.399	$14.838	$11.794	$9.856
Value at end of period	$18.16	$16.52	$15.42	$14.31	$12.65	$13.618	$14.399	$14.838	$11.794
Number of accumulation units outstanding at end of period	16	16	807,821	557,555	467,095	498,520	414,075	69,363	26,592
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$14.12	$12.66	$10.57	$7.88	$11.017	$18.333	$27.091	$12.109	$9.887
Value at end of period	$15.92	$14.12	$12.66	$10.57	$7.88	$11.017	$18.333	$27.091	$12.109
Number of accumulation units outstanding at end of period	24	237	844,106	738,029	614,925	710,208	769,625	181,271	117,103
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$10.68	$10.17	$9.78	$7.94	$10.745	$13.958	$16.676	$10.217	$9.953
Value at end of period	$12.54	$10.68	$10.17	$9.78	$7.94	$10.745	$13.958	$16.676	$10.217
Number of accumulation units outstanding at end of period	186	186	995,707	867,438	867,214	1,176,543	1,451,474	211,807	167,606

CFI 82

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.79	$11.50	$10.29	$7.91	$9.51
Value at end of period	$13.72	$11.79	$11.50	$10.29	$7.91
Number of accumulation units outstanding at end of period	229,112	206,984	236,532	178,006	151,026
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$13.73	$12.78	$10.38	$8.38	$9.15
Value at end of period	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	87,225	70,787	48,903	34,280	33,156
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.15
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	315
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.54	$11.36	$10.00
Value at end of period	$14.92	$12.54	$11.36
Number of accumulation units outstanding at end of period	32,356	25,983	8,872
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$41.26	$29.43	$21.77
Value at end of period	$51.26	$41.26	$29.43
Number of accumulation units outstanding at end of period	40,217	17,101	5,798
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.76	$11.70
Value at end of period	$13.43	$11.76
Number of accumulation units outstanding at end of period	2,642	1
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2004)
Value at beginning of period	$11.29	$10.80	$9.70
Value at end of period	$12.41	$11.29	$10.80
Number of accumulation units outstanding at end of period	49,546	112,406	45,236
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.96	$10.82	$10.32
Value at end of period	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	27,157	8,155	3,233

CFI 83

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.87	$11.31	$9.79	$8.05	$9.56
Value at end of period	$14.43	$11.87	$11.31	$9.79	$8.05
Number of accumulation units outstanding at end of period	79,540	185,544	100,429	1,156	240
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$10.85	$10.29	$9.32	$7.35
Value at end of period	$12.55	$10.85	$10.29	$9.32
Number of accumulation units outstanding at end of period	3,734	2,112	3,398	2,903
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.81	$10.68	$9.99
Value at end of period	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	4,437	1,654	901
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.58	$14.55	$12.00	$8.80	$10.38
Value at end of period	$17.41	$15.58	$14.55	$12.00	$8.80
Number of accumulation units outstanding at end of period	42,729	149,202	99,900	4,288	333
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$16.77	$17.43	$14.98
Value at end of period	$18.88	$16.77	$17.43
Number of accumulation units outstanding at end of period	13,061	3,353	680
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.30	$10.85	$9.98
Value at end of period	$13.54	$12.30	$10.85
Number of accumulation units outstanding at end of period	242,446	205,278	82,378
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.55	$11.45	$9.89
Value at end of period	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	13,490	2,892	109
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.82	$11.61	$9.57
Value at end of period	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	21,033	21,027	1,281
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.15	$10.85	$10.03
Value at end of period	$13.05	$11.15	$10.85
Number of accumulation units outstanding at end of period	145,840	103,342	39,974

CFI 84

Condensed Financial Information (continued)

TABLE 12
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$10.22	$9.46	$8.95	$6.96	$9.28	$12.193	$13.796	$10.166
Value at end of period	$10.78	$10.22	$9.46	$8.95	$6.96	$9.28	$12.193	$13.796
Number of accumulation units outstanding at end of period	123,352	81,979	126,642	160,002	147,121	141,985	122,506	21,991
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962	$11.752	$9.28
Value at end of period	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962	$11.752
Number of accumulation units outstanding at end of period	245,794	155,032	279,744	421,225	430,053	517,889	436,299	81,160
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.91	$12.31	$11.47	$9.69	$11.116	$12.041	$12.53	$11.254	$10.492
Value at end of period	$13.93	$12.91	$12.31	$11.47	$9.69	$11.116	$12.041	$12.53	$11.254
Number of accumulation units outstanding at end of period	121,471	120,740	136,946	198,552	185,197	193,795	147,701	73,943	91,333
CAPITAL ONE MID CAP EQUITY FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.30	$10.55
Value at end of period	$13.48	$12.30
Number of accumulation units outstanding at end of period	2,987	3,497
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.79	$11.48	$9.48
Value at end of period	$16.67	$13.79	$11.48
Number of accumulation units outstanding at end of period	1,224,388	951,422	295,308
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$20.33	$18.55	$15.46
Value at end of period	$24.48	$20.33	$18.55
Number of accumulation units outstanding at end of period	74,472	45,988	28,778
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$19.06	$16.43	$14.34	$11.25	$12.514	$14.375	$15.518	$12.589	$10.937
Value at end of period	$21.12	$19.06	$16.43	$14.34	$11.25	$12.514	$14.375	$15.518	$12.589
Number of accumulation units outstanding at end of period	3,361,869	3,216,297	2,927,046	2,600,443	1,986,803	1,442,524	1,662,214	1,895,670	2,102,805
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.37	$13.68	$12.36	$9.56	$11.606	$12.31	$11.445	$10.85	$10.837
Value at end of period	$17.13	$14.37	$13.68	$12.36	$9.56	$11.606	$12.31	$11.445	$10.85
Number of accumulation units outstanding at end of period	1,546,503	1,542,811	1,848,161	1,843,678	1,366,754	875,116	710,549	833,428	846,660

CFI 85

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.87	$12.27	$11.96	$9.08	$13.089	$16.023	$18.143	$13.307	$10.887
Value at end of period	$13.65	$12.87	$12.27	$11.96	$9.08	$13.089	$16.023	$18.143	$13.307
Number of accumulation units outstanding at end of period	922,067	1,159,132	2,136,201	2,701,907	2,481,342	2,269,303	2,257,499	1,602,406	981,477
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.00	$11.86	$10.52	$7.39	$9.35	$11.957	$14.90	$10.53	$11.184
Value at end of period	$16.40	$14.00	$11.86	$10.52	$7.39	$9.35	$11.957	$14.90	$10.53
Number of accumulation units outstanding at end of period	214,673	208,993	225,461	139,067	55,109	51,088	42,156	53,817	47,503
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.12	$14.94	$12.17	$9.28	$11.77
Value at end of period	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	111,915	115,359	124,156	114,048	134,706
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.51	$12.93
Value at end of period	$12.63	$12.51
Number of accumulation units outstanding at end of period	2,200	8,783
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.09	$14.03	$12.85	$9.86	$10.12
Value at end of period	$16.68	$14.09	$14.03	$12.85	$9.86
Number of accumulation units outstanding at end of period	4,712	2,149	6,339	9,856	1,289
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.20	$9.70
Value at end of period	$9.96	$10.20
Number of accumulation units outstanding at end of period	404,276	486,078
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.03	$13.12	$10.90	$8.11	$10.02
Value at end of period	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	77,637	104,799	48,532	24,847	12,107
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.45
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	326

CFI 86

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.59	$14.64	$11.53	$8.71	$9.98
Value at end of period	$17.83	$15.59	$14.64	$11.53	$8.71
Number of accumulation units outstanding at end of period	362,027	422,770	379,717	224,100	87,836
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.50	$17.95	$16.69	$12.70
Value at end of period	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	19,870	18,662	45,977	59,760
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.24	$10.24
Value at end of period	$12.70	$11.24
Number of accumulation units outstanding at end of period	13,845	15,818
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.86	$11.22
Value at end of period	$13.17	$11.86
Number of accumulation units outstanding at end of period	19,566	26,416
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$9.01	$8.59	$7.88	$6.23	$6.42
Value at end of period	$10.02	$9.01	$8.59	$7.88	$6.23
Number of accumulation units outstanding at end of period	5,519	3,418	13,764	14,495	2,498
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$11.11	$10.99	$10.18	$8.30	$8.49
Value at end of period	$11.96	$11.11	$10.99	$10.18	$8.30
Number of accumulation units outstanding at end of period	8,338	7,483	9,064	9,184	5,309
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.45	$11.68
Value at end of period	$18.11	$13.45
Number of accumulation units outstanding at end of period	60,707	44,087
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.48	$12.35	$10.47	$8.15	$10.032	$13.84	$17.351	$11.041	$11.338
Value at end of period	$16.34	$13.48	$12.35	$10.47	$8.15	$10.032	$13.84	$17.351	$11.041
Number of accumulation units outstanding at end of period	280,543	316,019	364,380	594,567	658,809	724,610	817,107	721,190	850,743

CFI 87

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$15.28	$14.19	$11.86	$9.20	$9.14
Value at end of period	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	29,220	18,311	8,974	2,468	378
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.75
Value at end of period	$13.11
Number of accumulation units outstanding at end of period	8,517
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.97
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	981
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.41	$11.72	$9.90
Value at end of period	$17.19	$13.41	$11.72
Number of accumulation units outstanding at end of period	64,605	29,872	544
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.84	$8.90	$8.18	$5.96	$9.294	$12.527	$17.731	$11.846	$10.687
Value at end of period	$10.77	$9.84	$8.90	$8.18	$5.96	$9.294	$12.527	$17.731	$11.846
Number of accumulation units outstanding at end of period	855,439	931,891	1,411,027	2,228,250	2,163,820	2,738,168	3,144,386	2,991,235	3,491,454
ING LEGG MASON PARTNERS LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.68
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	286
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.44
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	16,139
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.42	$11.21
Value at end of period	$11.89	$11.42
Number of accumulation units outstanding at end of period	21,069	10,731

CFI 88

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.47	$10.14
Value at end of period	$15.34	$12.47
Number of accumulation units outstanding at end of period	70,327	40,087
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.50	$13.23	$12.00	$11.25
Value at end of period	$14.99	$13.50	$13.23	$12.00
Number of accumulation units outstanding at end of period	122,326	180,292	130,323	45,905
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.44	$11.38
Value at end of period	$14.85	$11.44
Number of accumulation units outstanding at end of period	57,318	2,231
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.95	$13.69	$12.51	$9.68	$9.86
Value at end of period	$15.28	$13.95	$13.69	$12.51	$9.68
Number of accumulation units outstanding at end of period	8,146	8,068	63,325	35,226	3
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.18	$10.44
Value at end of period	$14.26	$12.18
Number of accumulation units outstanding at end of period	4,138,978	4,671,723
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.48
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	1,029
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$10.00
Value at end of period	$10.92	$10.16
Number of accumulation units outstanding at end of period	547,903	498,890
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.51	$10.43
Value at end of period	$11.36	$10.51
Number of accumulation units outstanding at end of period	29,325	13,174

CFI 89

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.63	$11.48	$11.10	$10.75	$10.00
Value at end of period	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	204,493	106,739	98,497	91,271	73,058
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.83
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	2,871
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.35
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	5
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.54
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	13,978
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.17
Value at end of period	$11.77
Number of accumulation units outstanding at end of period	395
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.94	$10.99
Value at end of period	$12.22	$10.94
Number of accumulation units outstanding at end of period	5,852	535
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.41
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	725
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.30
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	5,315
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.43
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	152

CFI 90

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.41	$11.13
Value at end of period	$13.07	$11.41
Number of accumulation units outstanding at end of period	27,855	17,570
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.15
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	315
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.79
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	655
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.34	$12.24	$10.93	$8.61	$12.432	$16.643	$17.793	$12.055	$11.274
Value at end of period	$14.30	$12.34	$12.24	$10.93	$8.61	$12.423	$16.643	$17.793	$12.055
Number of accumulation units outstanding at end of period	169,429	199,216	337,909	554,496	602,100	821,647	642,991	343,239	376,471
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.97	$10.85
Value at end of period	$12.47	$10.97
Number of accumulation units outstanding at end of period	532,259	79,878
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.50	$10.26
Value at end of period	$12.44	$11.50
Number of accumulation units outstanding at end of period	1,312,088	1,438,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$15.25	$14.79	$12.98	$10.92
Value at end of period	$18.02	$15.25	$14.79	$12.98
Number of accumulation units outstanding at end of period	57,789	66,200	34,585	11,181
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.80	$14.05	$12.87	$9.91	$13.026	$14.625	$14.748	$12.153	$10.967
Value at end of period	$16.64	$14.80	$14.05	$12.87	$9.91	$13.026	$14.625	$14.748	$12.153
Number of accumulation units outstanding at end of period	578,885	567,594	910,197	1,253,253	971,669	927,451	909,338	869,106	1,058,534

CFI 91

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.20	$11.24	$9.87	$7.97	$10.69	$13.621	$14.375	$11.682	$11.019
Value at end of period	$13.86	$12.20	$11.24	$9.87	$7.97	$10.69	$13.621	$14.375	$11.682
Number of accumulation units outstanding at end of period	340,345	376,840	393,586	494,180	544,610	562,829	575,028	541,625	750,388
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.77
Value at end of period	$9.73
Number of accumulation units outstanding at end of period	43
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.74	$12.41	$10.72	$8.33	$9.97
Value at end of period	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	317,133	409,753	503,772	345,078	143,963
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.12	$10.34
Value at end of period	$12.42	$11.12
Number of accumulation units outstanding at end of period	1,370,749	1,180,581
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.08	$10.71
Value at end of period	$12.75	$11.08
Number of accumulation units outstanding at end of period	171,628	167,607
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.98
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	106,261
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.13	$13.67	$12.59	$10.68	$11.999	$12.628	$12.801	$11.358	$10.646
Value at end of period	$15.42	$14.13	$13.67	$12.59	$10.68	$11.999	$12.628	$12.801	$11.358
Number of accumulation units outstanding at end of period	1,789,303	2,007,105	2,530,872	2,632,731	2,637,345	3,038,118	3,302,106	3,380,638	3,962,527
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.92	$11.16	$10.10
Value at end of period	$13.89	$11.92	$11.16
Number of accumulation units outstanding at end of period	18,177	9,277	1,478

CFI 92

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.08	$3.68	$3.76	$2.60	$4.468	$5.847	$9.996
Value at end of period	$4.34	$4.08	$3.68	$3.76	$2.60	$4.468	$5.847
Number of accumulation units outstanding at end of period	837,706	1,069,936	1,231,530	1,424,608	923,848	882,962	433,323
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.93	$9.26	$8.61	$6.88	$9.251	$11.429	$12.939	$11.108	$10.925
Value at end of period	$11.25	$9.93	$9.26	$8.61	$6.88	$9.251	$11.429	$12.939	$11.108
Number of accumulation units outstanding at end of period	4,061,971	4,634,085	5,924,539	7,714,136	9,326,780	11,126,933	11,724,441	13,348,490	15,809,881
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.60	$10.69	$10.05	$7.77	$11.026	$15.239	$17.447	$13.03	$11.326
Value at end of period	$11.81	$11.60	$10.69	$10.05	$7.77	$11.026	$15.239	$17.447	$13.03
Number of accumulation units outstanding at end of period	225,636	341,021	481,659	843,692	850,190	1,211,713	1,159,343	728,964	303,987
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.02
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	2,452
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.35	$12.77	$11.64	$9.30	$11.953	$13.95	$15.521	$12.587	$11.117
Value at end of period	$15.18	$13.35	$12.77	$11.64	$9.30	$11.953	$13.95	$15.521	$12.587
Number of accumulation units outstanding at end of period	1,941,935	2,292,271	3,127,841	3,475,311	3,034,497	2,847,404	2,757,220	2,792,639	1,974,900
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$21.35	$19.37	$16.75	$12.75	$14.615	$14.93	$12.551	$10.925	$9.576
Value at end of period	$23.18	$21.35	$19.37	$16.75	$12.75	$14.615	$14.93	$12.551	$10.925
Number of accumulation units outstanding at end of period	1,786,511	1,905,635	2,047,008	1,703,944	1,293,570	457,672	148,981	50,227	80,312
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$16.17	$15.15	$12.51	$9.26	$10.756	$10.588	$9.718	$8.843	$9.269
Value at end of period	$18.26	$16.17	$15.15	$12.51	$9.26	$10.756	$10.588	$9.718	$8.843
Number of accumulation units outstanding at end of period	1,173,655	1,440,356	1,240,295	694,475	456,728	110,246	61,435	50,270	90,819
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.84	$14.51	$13.94	$13.22	$12.304	$11.406	$10.487	$10.65	$10.157
Value at end of period	$15.33	$14.84	$14.51	$13.94	$13.22	$12.304	$11.406	$10.487	$10.65
Number of accumulation units outstanding at end of period	1,245,873	1,205,427	1,137,508	1,267,394	1,633,601	1,192,571	670,970	617,714	771,660

CFI 93

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.27	$9.72	$8.36	$6.38	$8.777	$11.623	$14.705	$9.795	$10.043
Value at end of period	$13.81	$11.27	$9.72	$8.36	$6.38	$8.777	$11.623	$14.705	$9.795
Number of accumulation units outstanding at end of period	75,707	68,513	67,802	60,408	57,479	64,928	51,129	43,135	45,801
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.08	$12.05	$10.35	$8.03	$9.94
Value at end of period	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	591,171	468,182	359,887	283,718	159,260
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.43	$10.44	$9.44	$6.96	$7.52
Value at end of period	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period	74,667	28,746	44,281	61,505	2,282
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.21	$11.95	$11.92	$11.91	$11.812	$11.456	$10.855	$10.414	$10.136
Value at end of period	$12.70	$12.21	$11.95	$11.92	$11.91	$11.812	$11.456	$10.855	$10.414
Number of accumulation units outstanding at end of period	1,765,402	1,185,620	1,281,038	1,729,116	2,415,659	1,739,522	1,463,947	1,891,667	1,574,454
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1998)
Value at beginning of period	$18.58	$13.11	$11.73	$9.06	$9.327	$11.184	$9.524	$8.415	$10.922
Value at end of period	$22.44	$18.58	$13.11	$11.73	$9.06	$9.327	$11.184	$9.524	$8.415
Number of accumulation units outstanding at end of period	221,346	233,144	118,516	106,276	99,438	96,811	107,964	92,365	140,250
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.54	$13.93	$10.00
Value at end of period	$21.00	$15.54	$13.93
Number of accumulation units outstanding at end of period	714,507	658,494	610,444
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.16	$7.54	$6.90	$5.02	$7.11
Value at end of period	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period	91,622	70,383	55,768	83,909	21,340
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$17.85	$16.32	$14.38	$10.54	$13.844	$13.419	$12.675	$9.764	$10.578
Value at end of period	$20.68	$17.85	$16.32	$14.38	$10.54	$13.844	$13.419	$12.675	$9.764
Number of accumulation units outstanding at end of period	1,224,186	1,173,838	1,718,730	2,251,556	2,222,850	2,121,733	1,784,687	1,290,260	1,165,745
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.16	$12.78	$11.93	$10.58	$11.151	$11.514	$11.073	$10.423	$10.359
Value at end of period	$14.15	$13.16	$12.78	$11.93	$10.58	$11.151	$11.514	$11.073	$10.423
Number of accumulation units outstanding at end of period	91,758	122,844	123,803	145,137	112,797	117,599	137,811	232,707	418,989

CFI 94

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.24	$11.62	$10.46	$8.48	$9.908	$11.292	$11.458	$10.101	$10.604
Value at end of period	$13.75	$12.24	$11.62	$10.46	$8.48	$9.908	$11.292	$11.458	$10.101
Number of accumulation units outstanding at end of period	191,012	165,249	160,170	214,053	224,992	239,231	204,194	169,078	255,775
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.52	$12.05	$11.02	$9.30	$10.363	$11.232	$11.275	$10.312	$10.524
Value at end of period	$13.81	$12.52	$12.05	$11.02	$9.30	$10.363	$11.232	$11.275	$10.312
Number of accumulation units outstanding at end of period	205,514	140,341	133,841	194,852	159,012	158,589	134,664	93,911	213,970
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.32	$13.49	$12.34	$9.98	$13.595	$15.163	$13.87	$11.692	$10.972
Value at end of period	$16.48	$14.32	$13.49	$12.34	$9.98	$13.595	$15.163	$13.87	$11.692
Number of accumulation units outstanding at end of period	403,393	483,444	635,659	902,500	1,321,604	1,164,757	468,299	356,705	350,826
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.50
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	4,191
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.59
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	1,449
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$17.79	$16.61	$15.43	$13.63	$14.69	$15.54	$16.022	$12.741	$10.741
Value at end of period	$19.54	$17.79	$16.61	$15.43	$13.63	$14.69	$15.54	$16.022	$12.741
Number of accumulation units outstanding at end of period	60	30	843,134	1,443,439	1,577,444	1,370,458	1,015,207	815,864	425,125
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.59	$14.42	$13.98	$13.24	$12.085	$11.308	$10.727	$10.643	$10.21
Value at end of period	$15.08	$14.59	$14.42	$13.98	$13.24	$12.085	$11.308	$10.727	$10.643
Number of accumulation units outstanding at end of period	51	61	273,284	519,547	450,181	362,171	289,585	300,761	367,677
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.51	$11.92	$11.46	$9.32	$12.611	$16.39	$19.592	$12.009	$11.798
Value at end of period	$14.68	$12.51	$11.92	$11.46	$9.32	$12.611	$16.39	$19.592	$12.009
Number of accumulation units outstanding at end of period	11	11	1,435,111	2,989,916	3,841,110	4,694,956	5,857,226	4,837,241	4,480,348

CFI 95

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.76	$11.48	$10.27	$7.91	$9.38
Value at end of period	$13.68	$11.76	$11.48	$10.27	$7.91
Number of accumulation units outstanding at end of period	414,381	366,436	578,568	415,603	161,714
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.70	$12.76	$10.37	$8.38	$9.75
Value at end of period	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	279,291	340,864	289,338	206,996	197,934
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.53	$11.35	$9.69
Value at end of period	$14.90	$12.53	$11.35
Number of accumulation units outstanding at end of period	277,481	267,730	208,700
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$41.15	$29.37	$19.78
Value at end of period	$51.10	$41.15	$29.37
Number of accumulation units outstanding at end of period	89,019	119,991	56,413
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.37
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	6,757
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.26	$10.77	$9.76
Value at end of period	$12.37	$11.26	$10.77
Number of accumulation units outstanding at end of period	75,705	62,798	74,393
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.95	$10.82	$10.12
Value at end of period	$10.96	$10.95	$10.82
Number of accumulation units outstanding at end of period	92,703	135,357	58,300
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.84	$11.29	$9.78	$8.04	$9.50
Value at end of period	$14.39	$11.84	$11.29	$9.78	$8.04
Number of accumulation units outstanding at end of period	1,112,500	816,402	416,204	219,768	90,750

CFI 96

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.82	$10.27	$9.31	$7.58	$7.14
Value at end of period	$12.52	$10.82	$10.27	$9.31	$7.58
Number of accumulation units outstanding at end of period	37,430	36,266	18,373	16,137	4,916
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.80	$10.68	$9.85
Value at end of period	$11.62	$10.80	$10.68
Number of accumulation units outstanding at end of period	22,461	6,749	5,956
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.55	$14.53	$11.99	$8.79	$10.60
Value at end of period	$17.36	$15.55	$14.53	$11.99	$8.79
Number of accumulation units outstanding at end of period	747,924	814,084	479,697	123,316	31,017
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$16.73	$17.40	$15.44
Value at end of period	$18.83	$16.73	$17.40
Number of accumulation units outstanding at end of period	62,115	48,097	12,176
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.29	$10.85	$9.80
Value at end of period	$13.53	$12.29	$10.85
Number of accumulation units outstanding at end of period	2,852,011	2,745,616	1,633,839
WANGER SELECT
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.54	$11.44	$9.83
Value at end of period	$14.89	$12.54	$11.44
Number of accumulation units outstanding at end of period	71,538	15,719	1,828
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.81	$11.61	$10.25
Value at end of period	$13.71	$12.81	$11.61
Number of accumulation units outstanding at end of period	18,612	10,145	2,741
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.14	$10.85	$9.80
Value at end of period	$13.03	$11.14	$10.85
Number of accumulation units outstanding at end of period	1,490,194	1,622,664	1,066,826

CFI 97

Condensed Financial Information (continued)

TABLE 13

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$10.18	$9.44	$8.93	$6.95	$9.267	$12.183	$13.791	$10.489
Value at end of period	$10.73	$10.18	$9.44	$8.93	$6.95	$9.267	$12.183	$13.791
Number of accumulation units outstanding at end of period	209,088	185,033	111,740	101,589	88,509	76,051	36,971	2,863
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.87	$8.50	$7.86	$6.37	$7.615	$9.954	$11.748	$9.575
Value at end of period	$10.27	$8.87	$8.50	$7.86	$6.37	$7.615	$9.954	$11.748
Number of accumulation units outstanding at end of period	234,070	196,939	167,904	149,090	140,721	153,708	79,364	19,774
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$17.15	$16.37	$15.25	$12.89	$14.798	$16.038	$16.697	$15.005	$13.124
Value at end of period	$18.50	$17.15	$16.37	$15.25	$12.89	$14.798	$16.038	$16.697	$15.005
Number of accumulation units outstanding at end of period	141,958	219,575	204,431	211,316	201,168	209,909	203,730	200,068	132,605
CAPITAL ONE MID CAP EQUITY FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.29	$11.61
Value at end of period	$13.46	$12.29
Number of accumulation units outstanding at end of period	4,089	6,650
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.78	$11.48	$9.88
Value at end of period	$16.65	$13.78	$11.48
Number of accumulation units outstanding at end of period	212,150	160,473	24,649
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$20.27	$18.51	$16.06
Value at end of period	$24.41	$20.27	$18.51
Number of accumulation units outstanding at end of period	69,703	50,591	21,369
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$26.93	$23.22	$20.28	$15.92	$17.714	$20.359	$21.988	$17.847	$13.824
Value at end of period	$29.83	$26.93	$23.22	$20.28	$15.92	$17.714	$20.359	$21.988	$17.847
Number of accumulation units outstanding at end of period	811,346	1,056,955	687,425	451,914	366,014	318,516	243,716	303,914	217,720
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$20.08	$19.13	$17.30	$13.39	$16.00	$17.252	$16.047	$15.22	$13.708
Value at end of period	$23.93	$20.08	$19.13	$17.30	$13.39	$16.00	$17.252	$16.047	$15.22
Number of accumulation units outstanding at end of period	504,653	749,148	707,385	500,320	445,737	409,548	286,747	303,704	306,099

CFI 98

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.93	$16.14	$15.74	$11.95	$17.245	$21.12	$23.927	$17.558	$12.857
Value at end of period	$17.93	$16.93	$16.14	$15.74	$11.95	$17.245	$21.12	$23.927	$17.558
Number of accumulation units outstanding at end of period	829,270	1,260,756	1,247,420	1,135,916	894,056	792,594	596,022	520,647	399,820
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$17.48	$14.81	$13.15	$9.25	$11.699	$14.968	$18.661	$13.195	$12.182
Value at end of period	$20.47	$17.48	$14.81	$13.15	$9.25	$11.699	$14.968	$18.661	$13.195
Number of accumulation units outstanding at end of period	94,693	104,662	78,256	50,628	30,785	38,755	25,576	20,580	13,937
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.08	$14.91	$12.15	$9.28	$11.76
Value at end of period	$18.66	$16.08	$14.91	$12.15	$9.28
Number of accumulation units outstanding at end of period	191,901	316,485	164,023	46,716	10,687
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.51	$11.45
Value at end of period	$12.62	$12.51
Number of accumulation units outstanding at end of period	21,593	1,401
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$14.06	$14.01	$12.84	$9.86	$11.68
Value at end of period	$16.64	$14.06	$14.01	$12.84	$9.86
Number of accumulation units outstanding at end of period	9,744	8,580	3,688	4,173	167
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.20	$9.70
Value at end of period	$9.95	$10.20
Number of accumulation units outstanding at end of period	478,714	725,698
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.01	$13.10	$10.89	$8.10	$10.14
Value at end of period	$16.03	$14.01	$13.10	$10.89	$8.10
Number of accumulation units outstanding at end of period	31,381	36,285	45,339	17,021	2,907
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.43
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	376

CFI 99

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.57	$14.62	$11.52	$8.71	$10.05
Value at end of period	$17.79	$15.57	$14.62	$11.52	$8.71
Number of accumulation units outstanding at end of period	116,579	133,425	36,450	22,344	4,915
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.50
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	429
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$18.47	$17.93	$16.67	$11.95	$11.63
Value at end of period	$20.85	$18.47	$17.93	$16.67	$11.95
Number of accumulation units outstanding at end of period	14,516	18,596	9,257	10,461	51
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.24	$10.20
Value at end of period	$12.69	$11.24
Number of accumulation units outstanding at end of period	9,703	1,176
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.86	$11.46
Value at end of period	$13.15	$11.86
Number of accumulation units outstanding at end of period	33,126	9,192
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$8.99	$8.58	$7.87	$6.23	$6.31
Value at end of period	$10.00	$8.99	$8.58	$7.87	$6.23
Number of accumulation units outstanding at end of period	2,783	2,635	893	203	54
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.08	$10.97	$10.17	$8.30	$9.74
Value at end of period	$11.93	$11.08	$10.97	$10.17	$8.30
Number of accumulation units outstanding at end of period	5,124	6,393	4,080	626	122
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.44	$10.72
Value at end of period	$18.10	$13.44
Number of accumulation units outstanding at end of period	55,276	15,291

CFI 100

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.58	$15.20	$12.89	$10.04	$12.364	$17.066	$21.405	$13.628	$11.868
Value at end of period	$20.09	$16.58	$15.20	$12.89	$10.04	$12.364	$17.066	$21.405	$13.628
Number of accumulation units outstanding at end of period	340,450	423,541	448,992	416,311	405,646	455,677	455,540	471,226	434,054
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.25	$14.18	$11.85	$9.19	$10.06
Value at end of period	$17.62	$15.25	$14.18	$11.85	$9.19
Number of accumulation units outstanding at end of period	49,540	72,438	35,354	9,542	1,644
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.33	$10.97
Value at end of period	$13.10	$11.33
Number of accumulation units outstanding at end of period	6,724	33
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.36
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	424
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.40	$11.71	$9.85
Value at end of period	$17.16	$13.40	$11.71
Number of accumulation units outstanding at end of period	37,386	22,019	3,998
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$10.59	$9.59	$8.81	$6.43	$10.028	$13.523	$19.15	$12.80	$10.399
Value at end of period	$11.59	$10.59	$9.59	$8.81	$6.43	$10.028	$13.523	$19.15	$12.80
Number of accumulation units outstanding at end of period	717,497	951,682	913,926	901,390	852,175	914,949	838,568	822,854	706,142
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.51	$10.67
Value at end of period	$12.16	$11.51
Number of accumulation units outstanding at end of period	6,530	2,993
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.98
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	135

CFI 101

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.42	$10.87
Value at end of period	$11.88	$11.42
Number of accumulation units outstanding at end of period	2,487	1,854
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.46	$10.22
Value at end of period	$15.33	$12.46
Number of accumulation units outstanding at end of period	18,763	5,782
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.47	$13.20	$11.98	$11.16
Value at end of period	$14.95	$13.47	$13.20	$11.98
Number of accumulation units outstanding at end of period	74,084	84,097	24,848	3,103
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.44	$10.37
Value at end of period	$14.84	$11.44
Number of accumulation units outstanding at end of period	25,174	5,491
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.23
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	1,189
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$13.92	$13.67	$12.50	$9.67	$8.85
Value at end of period	$15.25	$13.92	$13.67	$12.50	$9.67
Number of accumulation units outstanding at end of period	26,873	49,757	41,647	17,040	64
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.18	$10.13
Value at end of period	$13.68	$12.18
Number of accumulation units outstanding at end of period	2,140,394	2,544,290
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.01	$10.63
Value at end of period	$12.55	$11.01
Number of accumulation units outstanding at end of period	2,255	914

CFI 102

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.15	$10.00
Value at end of period	$10.91	$10.15
Number of accumulation units outstanding at end of period	428,035	557,770
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.51	$10.37
Value at end of period	$11.35	$10.51
Number of accumulation units outstanding at end of period	32,047	2,449
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.61	$11.47	$11.09	$10.74	$10.10
Value at end of period	$11.97	$11.61	$11.47	$11.09	$10.74
Number of accumulation units outstanding at end of period	126,953	170,058	84,251	59,742	16,334
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.03
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	5,749
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.33
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	152
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.93
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	984
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.71	$10.44
Value at end of period	$11.76	$10.71
Number of accumulation units outstanding at end of period	37,317	2,237
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.94	$10.32
Value at end of period	$12.21	$10.94
Number of accumulation units outstanding at end of period	20,669	5,374
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.10	$10.84
Value at end of period	$12.56	$11.10
Number of accumulation units outstanding at end of period	8,501	164

CFI 103

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.31	$10.97
Value at end of period	$12.90	$11.31
Number of accumulation units outstanding at end of period	7,940	310
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.33	$10.23
Value at end of period	$11.00	$10.33
Number of accumulation units outstanding at end of period	140	59
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.45
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	770
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.52
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	9,080
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.02	$15.91	$14.21	$11.19	$16.161	$21.662	$23.171	$15.706	$12.661
Value at end of period	$18.56	$16.02	$15.91	$14.21	$11.19	$16.161	$21.662	$23.171	$15.706
Number of accumulation units outstanding at end of period	281,687	386,834	409,678	376,546	432,857	452,342	432,871	399,213	382,755
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.96	$10.11
Value at end of period	$12.46	$10.96
Number of accumulation units outstanding at end of period	146,112	30,645
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.50	$9.94
Value at end of period	$12.04	$11.50
Number of accumulation units outstanding at end of period	1,236,769	1,516,714
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.21	$14.76	$12.96	$11.44
Value at end of period	$17.96	$15.21	$14.76	$12.96
Number of accumulation units outstanding at end of period	53,267	81,482	49,271	5,121

CFI 104

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$20.50	$19.48	$17.85	$13.75	$18.082	$20.313	$20.493	$16.895	$13.562
Value at end of period	$23.04	$20.50	$19.48	$17.85	$13.75	$18.082	$20.313	$20.493	$16.895
Number of accumulation units outstanding at end of period	339,737	529,677	452,366	318,275	265,634	204,548	158,447	195,928	129,123
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$11.09	$10.23	$8.99	$7.25	$9.741	$12.418	$13.112	$10.661	$8.861
Value at end of period	$12.59	$11.09	$10.23	$8.99	$7.25	$9.741	$12.418	$13.112	$10.661
Number of accumulation units outstanding at end of period	491,809	650,791	603,217	586,105	618,399	665,571	630,101	681,109	616,205
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.72	$12.40	$10.71	$8.33	$9.53
Value at end of period	$14.61	$12.72	$12.40	$10.71	$8.33
Number of accumulation units outstanding at end of period	210,807	231,845	71,279	35,510	6,374
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.12	$10.17
Value at end of period	$12.42	$11.12
Number of accumulation units outstanding at end of period	1,084,762	1,225,357
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.07	$10.36
Value at end of period	$12.73	$11.07
Number of accumulation units outstanding at end of period	18,828	11,183
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.05
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	32,919
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 1998)
Value at beginning of period	$19.05	$18.43	$16.98	$14.41	$16.203	$17.06	$17.303	$15.36	$13.327
Value at end of period	$20.77	$19.05	$18.43	$16.98	$14.41	$16.203	$17.06	$17.303	$15.36
Number of accumulation units outstanding at end of period	1,129,840	1,506,113	1,211,756	1,098,090	1,340,814	1,663,297	1,637,556	1,479,143	1,379,122
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.91	$11.15	$10.22
Value at end of period	$13.87	$11.91	$11.15
Number of accumulation units outstanding at end of period	5,337	1,657	933

CFI 105

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.07	$3.67	$3.75	$2.60	$4.464	$5.845	$9.996
Value at end of period	$4.33	$4.07	$3.67	$3.75	$2.60	$4.464	$5.845
Number of accumulation units outstanding at end of period	356,502	510,662	376,426	262,849	189,154	126,835	67,524
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$14.95	$13.94	$12.97	$10.38	$13.953	$17.246	$19.535	$16.779	$14.694
Value at end of period	$16.93	$14.95	$13.94	$12.97	$10.38	$13.953	$17.246	$19.535	$16.779
Number of accumulation units outstanding at end of period	3,838,456	4,802,154	4,937,394	4,448,547	4,722,482	5,556,404	4,996,223	5,572,187	5,795,667
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.00	$14.75	$13.88	$10.74	$15.239	$21.073	$24.137	$18.036	$13.357
Value at end of period	$16.28	$16.00	$14.75	$13.88	$10.74	$15.239	$21.073	$24.137	$18.036
Number of accumulation units outstanding at end of period	121,662	158,365	185,449	133,978	131,665	150,713	88,456	65,690	24,240
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.47
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	3,530
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$20.03	$19.17	$17.48	$13.98	$17.964	$20.975	$23.35	$18.945	$14.692
Value at end of period	$22.75	$20.03	$19.17	$17.48	$13.98	$17.964	$20.975	$23.35	$18.945
Number of accumulation units outstanding at end of period	790,125	1,063,685	1,005,098	821,901	788,043	743,885	625,951	611,611	459,428
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$21.27	$19.30	$16.70	$12.72	$14.588	$14.91	$12.54	$10.921	$9.028
Value at end of period	$23.08	$21.27	$19.30	$16.70	$12.72	$14.588	$14.91	$12.54	$10.921
Number of accumulation units outstanding at end of period	509,523	754,152	577,038	340,101	240,603	145,443	52,574	16,931	5,681
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$16.11	$15.10	$12.47	$9.24	$10.736	$10.574	$9.71	$8.84	$8.464
Value at end of period	$18.18	$16.11	$15.10	$12.47	$9.24	$10.736	$10.574	$9.71	$8.84
Number of accumulation units outstanding at end of period	286,766	407,144	388,780	194,813	126,145	48,920	20,025	20,739	6,564
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.81	$16.44	$15.81	$15.00	$13.961	$12.949	$11.911	$12.102	$11.381
Value at end of period	$17.35	$16.81	$16.44	$15.81	$15.00	$13.961	$12.949	$11.911	$12.102
Number of accumulation units outstanding at end of period	777,013	1,025,425	1,033,279	897,843	921,078	904,310	661,112	637,752	654,765

CFI 106

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$11.23	$9.69	$8.34	$6.37	$8.76	$11.608	$14.693	$9.792	$9.58
Value at end of period	$13.75	$11.23	$9.69	$8.34	$6.37	$8.76	$11.608	$14.693	$9.792
Number of accumulation units outstanding at end of period	79,527	86,042	86,699	45,891	37,686	36,689	21,475	12,523	8,719
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.05	$12.03	$10.33	$8.02	$10.24
Value at end of period	$16.75	$13.05	$12.03	$10.33	$8.02
Number of accumulation units outstanding at end of period	84,487	118,557	68,875	42,155	14,728
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.41	$10.42	$9.43	$6.96	$8.76
Value at end of period	$12.19	$11.41	$10.42	$9.43	$6.96
Number of accumulation units outstanding at end of period	21,491	19,257	14,597	9,976	1,079
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$13.14	$12.87	$12.84	$12.83	$12.737	$12.36	$11.717	$11.246	$10.799
Value at end of period	$13.67	$13.14	$12.87	$12.84	$12.83	$12.737	$12.36	$11.717	$11.246
Number of accumulation units outstanding at end of period	502,169	526,675	556,902	627,302	644,548	515,677	371,039	472,335	396,669
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 1998)
Value at beginning of period	$21.22	$14.98	$13.41	$10.36	$10.674	$12.806	$10.911	$9.645	$11.047
Value at end of period	$25.61	$21.22	$14.98	$13.41	$10.36	$10.674	$12.806	$10.911	$9.645
Number of accumulation units outstanding at end of period	83,849	95,674	39,847	25,760	26,534	24,510	23,332	28,939	14,190
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.53	$13.92	$11.41
Value at end of period	$20.97	$15.53	$13.92
Number of accumulation units outstanding at end of period	134,631	145,841	21,014
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.14	$7.52	$6.89	$5.01	$7.67
Value at end of period	$9.08	$8.14	$7.52	$6.89	$5.01
Number of accumulation units outstanding at end of period	19,993	21,837	14,722	47,391	23,454
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$25.01	$22.87	$20.16	$14.79	$19.434	$18.847	$17.81	$13.728	$13.558
Value at end of period	$28.96	$25.01	$22.87	$20.16	$14.79	$19.434	$18.847	$17.81	$13.728
Number of accumulation units outstanding at end of period	199,461	273,644	270,368	230,420	196,561	131,465	86,790	36,864	25,298
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.53	$16.06	$15.00	$13.31	$14.033	$14.497	$13.95	$13.136	$12.497
Value at end of period	$17.77	$16.53	$16.06	$15.00	$13.31	$14.033	$14.497	$13.95	$13.136
Number of accumulation units outstanding at end of period	38,641	56,267	77,212	67,737	73,306	71,454	44,708	83,670	61,043

CFI 107

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$17.04	$16.19	$14.57	$11.82	$13.823	$15.761	$16.002	$14.113	$13.699
Value at end of period	$19.13	$17.04	$16.19	$14.57	$11.82	$13.823	$15.761	$16.002	$14.113
Number of accumulation units outstanding at end of period	115,492	216,238	235,562	186,384	153,004	146,446	120,341	150,454	70,991
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.52	$15.91	$14.56	$12.29	$13.70	$14.857	$14.921	$13.654	$13.063
Value at end of period	$18.21	$16.52	$15.91	$14.56	$12.29	$13.70	$14.857	$14.921	$13.654
Number of accumulation units outstanding at end of period	75,524	135,090	190,198	114,705	100,728	97,325	65,823	121,322	102,916
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$19.70	$18.56	$16.99	$13.76	$18.74	$20.911	$19.138	$16.141	$13.404
Value at end of period	$22.66	$19.70	$18.56	$16.99	$13.76	$18.74	$20.911	$19.138	$16.141
Number of accumulation units outstanding at end of period	152,141	208,804	235,566	175,631	135,961	100,115	35,815	19,877	15,014
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.99
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	3,342
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.02
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	565
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$24.92	$23.28	$21.63	$19.13	$20.621	$21.825	$22.513	$17.912	$13.744
Value at end of period	$27.35	$24.92	$23.28	$21.63	$19.13	$20.621	$21.825	$22.513	$17.912
Number of accumulation units outstanding at end of period	9	54	493,645	401,444	311,169	238,039	157,519	141,750	47,668
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$17.87	$17.66	$17.14	$16.24	$14.828	$13.881	$13.175	$13.078	$12.306
Value at end of period	$18.46	$17.87	$17.66	$17.14	$16.24	$14.828	$13.881	$13.175	$13.078
Number of accumulation units outstanding at end of period	5	5	196,825	220,008	180,492	105,379	53,425	35,683	25,566
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.38	$14.71	$12.29	$9.17	$12.837	$21.383	$31.629	$14.152	$10.427
Value at end of period	$18.46	$16.38	$14.71	$12.29	$9.17	$12.837	$21.383	$31.629	$14.152
Number of accumulation units outstanding at end of period	802	913	1,163,047	1,069,290	1,029,117	1,011,775	758,937	608,435	320,159

CFI 108

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$18.29	$17.43	$16.77	$13.64	$18.471	$24.018	$28.723	$17.615	$14.30
Value at end of period	$21.44	$18.29	$17.43	$16.77	$13.64	$18.471	$24.018	$28.723	$17.615
Number of accumulation units outstanding at end of period	349	343	873,972	880,706	907,955	972,147	836,805	864,936	710,851
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$11.74	$11.46	$10.26	$7.90	$9.94
Value at end of period	$13.65	$11.74	$11.46	$10.26	$7.90
Number of accumulation units outstanding at end of period	495,395	899,583	738,288	252,309	64,173
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$13.67	$12.74	$10.35	$8.37	$10.07
Value at end of period	$15.21	$13.67	$12.74	$10.35	$8.37
Number of accumulation units outstanding at end of period	232,217	342,326	158,816	106,857	36,916
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.25
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	661
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.52	$11.35	$9.99
Value at end of period	$14.88	$12.52	$11.35
Number of accumulation units outstanding at end of period	65,794	126,629	49,472
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$41.03	$29.30	$21.94
Value at end of period	$50.94	$41.03	$29.30
Number of accumulation units outstanding at end of period	103,607	103,665	16,831
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.76	$10.85
Value at end of period	$13.40	$11.76
Number of accumulation units outstanding at end of period	15,401	1,704
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.23	$10.75	$9.56	$8.22	$8.22
Value at end of period	$12.33	$11.23	$10.75	$9.56	$8.22
Number of accumulation units outstanding at end of period	121,694	136,795	23,476	22,809	7,092

CFI 109

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.94	$10.81	$10.27
Value at end of period	$10.94	$10.94	$10.81
Number of accumulation units outstanding at end of period	84,571	73,154	16,991
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.82	$11.27	$9.77	$8.04	$9.66
Value at end of period	$14.35	$11.82	$11.27	$9.77	$8.04
Number of accumulation units outstanding at end of period	146,777	212,647	90,772	110,507	46,117
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.80	$10.26	$9.30	$7.58	$8.88
Value at end of period	$12.49	$10.80	$10.26	$9.30	$7.58
Number of accumulation units outstanding at end of period	19,998	25,360	21,023	18,505	11,262
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.79	$10.68	$9.85
Value at end of period	$11.61	$10.79	$10.68
Number of accumulation units outstanding at end of period	26,196	38,116	21,060
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.51	$14.50	$11.98	$8.79	$10.54
Value at end of period	$17.32	$15.51	$14.50	$11.98	$8.79
Number of accumulation units outstanding at end of period	118,875	153,335	74,326	60,996	24,469
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.19	$11.64	$9.94
Value at end of period	$12.58	$11.19	$11.64
Number of accumulation units outstanding at end of period	67,124	47,660	7,770
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.28	$10.85	$9.65
Value at end of period	$13.51	$12.28	$10.85
Number of accumulation units outstanding at end of period	426,366	450,471	128,793
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.53	$11.44	$9.97
Value at end of period	$14.87	$12.53	$11.44
Number of accumulation units outstanding at end of period	54,744	44,021	13,495
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.80	$11.60	$10.18
Value at end of period	$13.69	$12.80	$11.60
Number of accumulation units outstanding at end of period	52,587	76,525	12,356

CFI 110

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.13	$10.84	$9.98
Value at end of period	$13.01	$11.13	$10.84
Number of accumulation units outstanding at end of period	234,784	250,556	88,143

TABLE 14

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2000)
Value at beginning of period	$10.15	$9.41	$8.91	$6.94	$9.255	$12.173	$14.065
Value at end of period	$10.69	$10.15	$9.41	$8.91	$6.94	$9.255	$12.173
Number of accumulation units outstanding at end of period	10,980	8,376	3,821	3,991	4,262	4,934	2,279
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during April 2000)
Value at beginning of period	$8.84	$8.47	$7.85	$6.36	$7.605	$9.945	$12.256
Value at end of period	$10.23	$8.84	$8.47	$7.85	$6.36	$7.605	$9.945
Number of accumulation units outstanding at end of period	10,710	2,882	2,255	1,758	3,976	8,876	6,406
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during August 1999)
Value at beginning of period	$12.71	$12.14	$11.32	$9.57	$10.991	$11.918	$12.414	$11.32
Value at end of period	$13.70	$12.71	$12.14	$11.32	$9.57	$10.991	$11.918	$12.414
Number of accumulation units outstanding at end of period	15,580	9,860	9,191	9,574	6,989	2,331	4,895	3,589
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.77	$11.48	$9.98
Value at end of period	$16.63	$13.77	$11.48
Number of accumulation units outstanding at end of period	17,567	7,764	754
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$20.22	$18.47	$16.88
Value at end of period	$24.33	$20.22	$18.47
Number of accumulation units outstanding at end of period	3,869	4,837	491
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$18.48	$15.95	$13.93	$10.94	$12.183	$14.009	$15.138	$12.293	$10.737
Value at end of period	$20.46	$18.48	$15.95	$13.93	$10.94	$12.183	$14.009	$15.138	$12.293
Number of accumulation units outstanding at end of period	216,615	161,935	102,099	76,721	42,179	17,291	32,744	25,519	1,038

CFI 111

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$14.03	$13.37	$12.10	$9.37	$11.381	$12.083	$11.245	$10.671	$9.265
Value at end of period	$16.71	$14.03	$13.37	$12.10	$9.37	$11.381	$12.083	$11.245	$10.671
Number of accumulation units outstanding at end of period	71,702	62,913	55,599	43,566	29,308	11,264	11,254	6,809	20
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$12.47	$11.89	$11.61	$8.82	$12.727	$15.596	$17.677	$12.978	$10.757
Value at end of period	$13.20	$12.47	$11.89	$11.61	$8.82	$12.727	$15.596	$17.677	$12.978
Number of accumulation units outstanding at end of period	97,269	89,122	88,224	81,136	61,739	60,877	42,684	9,393	1,343
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 1999)
Value at beginning of period	$13.92	$11.80	$10.48	$7.37	$9.335	$11.949	$14.905	$13.705
Value at end of period	$16.29	$13.92	$11.80	$10.48	$7.37	$9.335	$11.949	$14.905
Number of accumulation units outstanding at end of period	16,029	9,833	6,522	9,973	5,004	5,301	4,436	2,474
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2002)
Value at beginning of period	$16.05	$14.89	$12.14	$9.27	$11.22
Value at end of period	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	10,085	11,194	4,281	1,975	1,120
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.50	$11.52
Value at end of period	$12.61	$12.50
Number of accumulation units outstanding at end of period	1,160	11
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$14.03	$13.99	$12.82	$10.47
Value at end of period	$16.59	$14.03	$13.99	$12.82
Number of accumulation units outstanding at end of period	676	451	1,640	740
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.19	$9.70
Value at end of period	$9.94	$10.19
Number of accumulation units outstanding at end of period	40,394	44,109
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.98	$13.08	$10.88	$8.18
Value at end of period	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	1,721	2,625	2,817	2,243

CFI 112

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.50
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	24
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.54	$14.60	$11.51	$8.71	$10.05
Value at end of period	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	15,082	8,895	3,586	477	11
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.43	$17.90	$16.65	$13.04
Value at end of period	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	1,335	1,118	411	1,605
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.23	$10.23
Value at end of period	$12.68	$11.23
Number of accumulation units outstanding at end of period	2,611	785
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.85	$10.27
Value at end of period	$13.14	$11.85
Number of accumulation units outstanding at end of period	1,196	643
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.97	$8.57	$7.94
Value at end of period	$9.97	$8.97	$8.57
Number of accumulation units outstanding at end of period	384	1,277	35
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$11.06	$10.95	$10.16	$8.23
Value at end of period	$11.90	$11.06	$10.95	$10.16
Number of accumulation units outstanding at end of period	1,203	640	3,065	85
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.44	$11.48
Value at end of period	$18.08	$13.44
Number of accumulation units outstanding at end of period	7,003	829

CFI 113

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$13.37	$12.26	$10.41	$8.11	$9.991	$13.797	$17.314	$11.029	$10.02
Value at end of period	$16.19	$13.37	$12.26	$10.41	$8.11	$9.991	$13.797	$17.314	$11.029
Number of accumulation units outstanding at end of period	20,115	15,315	15,140	14,013	7,663	7,080	19,569	15,231	10
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$15.22	$14.16	$11.84	$9.19	$9.16
Value at end of period	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	11,185	7,380	1,651	706	6
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.32	$11.13
Value at end of period	$13.09	$11.32
Number of accumulation units outstanding at end of period	334	2,291
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.19
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	942
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.39	$11.48
Value at end of period	$17.14	$13.39
Number of accumulation units outstanding at end of period	2,669	1,660
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$9.45	$8.56	$7.87	$5.75	$8.966	$12.097	$17.139	$11.462	$10.233
Value at end of period	$10.33	$9.45	$8.56	$7.87	$5.75	$8.966	$12.097	$17.139	$11.462
Number of accumulation units outstanding at end of period	44,645	51,317	56,375	56,062	36,616	17,147	29,261	20,776	236
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.51	$10.75
Value at end of period	$12.15	$11.51
Number of accumulation units outstanding at end of period	8,288	3,589
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.59
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	9

CFI 114

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.41	$10.60
Value at end of period	$11.87	$11.41
Number of accumulation units outstanding at end of period	95	5
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.46	$11.03
Value at end of period	$15.31	$12.46
Number of accumulation units outstanding at end of period	448	239
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.47	$13.20	$12.25
Value at end of period	$14.94	$13.47	$13.20
Number of accumulation units outstanding at end of period	15,601	9,016	1,007
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.44	$11.33
Value at end of period	$14.83	$11.44
Number of accumulation units outstanding at end of period	3,432	9
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.00
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	9
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.89	$13.65	$12.48	$9.67	$9.61
Value at end of period	$15.21	$13.89	$13.65	$12.48	$9.67
Number of accumulation units outstanding at end of period	6,637	3,846	850	410	29
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.17	$10.43
Value at end of period	$14.23	$12.17
Number of accumulation units outstanding at end of period	176,432	159,941
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.00	$10.40
Value at end of period	$12.53	$11.00
Number of accumulation units outstanding at end of period	332	6

CFI 115

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.14	$9.99
Value at end of period	$10.90	$10.14
Number of accumulation units outstanding at end of period	62,147	38,834
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.51	$10.42
Value at end of period	$11.34	$10.51
Number of accumulation units outstanding at end of period	1,758	758
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.59	$11.45	$11.08	$10.74	$10.16
Value at end of period	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	42,708	40,010	28,671	20,126	423
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.02
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	861
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.17
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	29
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.67
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	40
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.70	$10.57
Value at end of period	$11.75	$10.70
Number of accumulation units outstanding at end of period	56,247	425
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.93	$10.71
Value at end of period	$12.20	$10.93
Number of accumulation units outstanding at end of period	41,051	61
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.09	$11.08
Value at end of period	$12.55	$11.09
Number of accumulation units outstanding at end of period	17,858	2

CFI 116

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.30	$10.91
Value at end of period	$12.89	$11.30
Number of accumulation units outstanding at end of period	9,507	9
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.38
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	8,586
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.90
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	83
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.40
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	168
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$11.84	$11.77	$10.52	$8.29	$11.973	$16.057	$17.184	$11.654	$11.183
Value at end of period	$13.71	$11.84	$11.77	$10.52	$8.29	$11.973	$16.057	$17.184	$11.654
Number of accumulation units outstanding at end of period	18,924	20,336	18,051	18,219	13,889	7,724	14,267	11,687	957
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.96	$10.66
Value at end of period	$12.45	$10.96
Number of accumulation units outstanding at end of period	29,611	1,515
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.48	$10.25
Value at end of period	$12.42	$11.48
Number of accumulation units outstanding at end of period	97,619	68,185
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$15.21	$14.77	$13.28
Value at end of period	$17.95	$15.21	$14.77
Number of accumulation units outstanding at end of period	7,735	4,885	734
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$14.26	$13.55	$12.43	$9.58	$12.601	$14.163	$14.296	$11.792	$10.84
Value at end of period	$16.01	$14.26	$13.55	$12.43	$9.58	$12.601	$14.163	$14.296	$11.792
Number of accumulation units outstanding at end of period	26,958	33,026	35,900	30,896	24,357	13,888	8,707	6,405	169

CFI 117

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$11.79	$10.88	$9.57	$7.72	$10.378	$13.236	$13.982	$11.375	$10.954
Value at end of period	$13.38	$11.79	$10.88	$9.57	$7.72	$10.378	$13.236	$13.982	$11.375
Number of accumulation units outstanding at end of period	22,157	18,013	19,509	17,592	14,360	7,346	11,609	8,901	828
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$12.69	$12.38	$10.70	$8.33	$8.35
Value at end of period	$14.58	$12.69	$12.38	$10.70	$8.33
Number of accumulation units outstanding at end of period	35,210	25,253	9,595	1,487	16
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.10	$10.34
Value at end of period	$12.40	$11.10
Number of accumulation units outstanding at end of period	65,226	58,428
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.07	$10.84
Value at end of period	$12.72	$11.07
Number of accumulation units outstanding at end of period	3,214	393
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.34
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	1,950
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during April 1998)
Value at beginning of period	$13.79	$13.34	$12.31	$10.45	$11.751	$12.379	$12.561	$11.157	$10.451
Value at end of period	$15.03	$13.79	$13.34	$12.31	$10.45	$11.751	$12.379	$12.561	$11.157
Number of accumulation units outstanding at end of period	177,825	31,122	30,371	32,732	24,613	18,354	21,070	13,521	1,648
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.90	$10.96
Value at end of period	$13.85	$11.90
Number of accumulation units outstanding at end of period	2,906	1,188
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$4.06	$3.66	$3.74	$2.60	$4.46	$5.842	$9.925
Value at end of period	$4.31	$4.06	$3.66	$3.74	$2.60	$4.46	$5.842
Number of accumulation units outstanding at end of period	28,217	17,440	20,733	17,133	6,165	15,740	8,843

CFI 118

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$9.59	$8.95	$8.33	$6.67	$8.971	$11.094	$12.572	$10.804	$10.562
Value at end of period	$10.86	$9.59	$8.95	$8.33	$6.67	$8.971	$11.094	$12.572	$10.804
Number of accumulation units outstanding at end of period	338,058	169,584	198,181	208,104	171,718	90,960	131,645	128,637	8,243
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$11.21	$10.34	$9.73	$7.53	$10.598	$14.801	$16.962	$12.681	$10.958
Value at end of period	$11.40	$11.21	$10.34	$9.73	$7.53	$10.598	$14.801	$16.962	$12.681
Number of accumulation units outstanding at end of period	18,564	13,515	16,929	22,925	19,311	19,302	18,739	4,182	628
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.00
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	6
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$12.86	$12.31	$11.23	$8.99	$11.556	$13.50	$15.036	$12.206	$10.648
Value at end of period	$14.60	$12.86	$12.31	$11.23	$8.99	$11.556	$13.50	$15.036	$12.206
Number of accumulation units outstanding at end of period	135,541	94,961	67,929	64,085	46,181	39,494	35,744	14,614	2,384
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$21.19	$19.24	$16.65	$12.69	$14.561	$14.89	$12.529	$11.099
Value at end of period	$22.98	$21.19	$19.24	$16.65	$12.69	$14.561	$14.89	$12.529
Number of accumulation units outstanding at end of period	67,609	50,441	24,390	16,411	11,144	6,947	3,893	42
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$16.05	$15.05	$12.44	$9.22	$10.716	$10.559	$9.702	$8.837	$9.582
Value at end of period	$18.10	$16.05	$15.05	$12.44	$9.22	$10.716	$10.559	$9.702	$8.837
Number of accumulation units outstanding at end of period	54,260	39,820	14,248	7,682	4,527	1,350	1,100	586	62
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$14.75	$14.43	$13.88	$13.18	$12.273	$11.388	$10.481	$10.654	$10.07
Value at end of period	$15.21	$14.75	$14.43	$13.88	$13.18	$12.273	$11.388	$10.481	$10.654
Number of accumulation units outstanding at end of period	86,965	48,294	35,058	29,605	12,079	8,760	3,653	2,670	383
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period	$11.18	$9.66	$8.32	$6.35	$8.744	$11.592	$14.68	$11.286
Value at end of period	$13.69	$11.18	$9.66	$8.32	$6.35	$8.744	$11.592	$14.68
Number of accumulation units outstanding at end of period	4,746	2,775	1,494	2,064	1,593	2,216	1,341	24
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$13.03	$12.01	$10.32	$8.02	$9.88
Value at end of period	$16.71	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	9,475	4,867	1,708	1,724	871

CFI 119

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$11.38	$10.41	$9.41	$7.20
Value at end of period	$12.16	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	2,667	1,310	794	338
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$12.09	$11.84	$11.82	$11.82	$11.74	$11.398	$10.811	$10.381	$10.297
Value at end of period	$12.56	$12.09	$11.84	$11.82	$11.82	$11.74	$11.398	$10.811	$10.381
Number of accumulation units outstanding at end of period	85,411	35,204	26,478	45,067	13,540	14,165	21,482	11,232	1,235
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during February 2001)
Value at beginning of period	$18.44	$13.03	$11.67	$9.02	$9.295	$11.304
Value at end of period	$22.25	$18.44	$13.03	$11.67	$9.02	$9.295
Number of accumulation units outstanding at end of period	14,209	6,584	1,052	1,078	1,078	5
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.52	$13.92	$11.68
Value at end of period	$20.94	$15.52	$13.92
Number of accumulation units outstanding at end of period	11,102	4,851	108
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$8.12	$7.51	$6.88	$5.01	$7.80
Value at end of period	$9.06	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	1,065	883	310	795	177
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$17.27	$15.80	$13.94	$10.23	$13.447	$13.048	$12.336	$9.513	$10.939
Value at end of period	$19.99	$17.27	$15.80	$13.94	$10.23	$13.447	$13.048	$12.336	$9.513
Number of accumulation units outstanding at end of period	27,545	24,615	21,355	26,389	23,170	22,619	13,291	6,872	2,604
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.98	$12.62	$11.79	$10.47	$11.04	$11.412	$10.986	$10.351	$10.39
Value at end of period	$13.94	$12.98	$12.62	$11.79	$10.47	$11.04	$11.412	$10.986	$10.351
Number of accumulation units outstanding at end of period	3,859	856	1,173	2,464	2,987	3,430	1,924	549	37
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$11.98	$11.38	$10.25	$8.32	$9.734	$11.104	$11.279	$9.953	$9.227
Value at end of period	$13.44	$11.98	$11.38	$10.25	$8.32	$9.734	$11.104	$11.279	$9.953
Number of accumulation units outstanding at end of period	24,535	2,399	1,087	3,045	2,511	2,015	22,446	19,046	212

CFI 120

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during August 1999)
Value at beginning of period	$12.27	$11.82	$10.82	$9.14	$10.195	$11.061	$11.115	$10.489
Value at end of period	$13.52	$12.27	$11.82	$10.82	$9.14	$10.195	$11.061	$11.115
Number of accumulation units outstanding at end of period	11,345	2,383	878	525	1,352	2,380	6,135	4,102
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$13.94	$13.14	$12.04	$9.75	$13.287	$14.834	$13.583	$11.462	$10.515
Value at end of period	$16.03	$13.94	$13.14	$12.04	$9.75	$13.287	$14.834	$13.583	$11.462
Number of accumulation units outstanding at end of period	28,568	28,001	21,027	21,323	18,033	11,962	7,999	6,154	3,526
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.79
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	78
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$17.43
Value at end of period	$19.00
Number of accumulation units outstanding at end of period	749
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.53
Value at end of period	$16.67
Number of accumulation units outstanding at end of period	423
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.87
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	566
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.01
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	16,844
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.71	$11.44	$10.25	$7.89	$9.94
Value at end of period	$13.61	$11.71	$11.44	$10.25	$7.89
Number of accumulation units outstanding at end of period	31,447	35,506	20,384	10,722	4,598

CFI 121

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$13.64	$12.71	$10.34	$8.36	$9.69
Value at end of period	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	31,190	24,908	8,606	4,787	3,359
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.20
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	13
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.51	$11.35	$9.70
Value at end of period	$14.86	$12.51	$11.35
Number of accumulation units outstanding at end of period	6,167	3,375	1,714
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$40.92	$29.24	$21.85
Value at end of period	$50.77	$40.92	$29.24
Number of accumulation units outstanding at end of period	13,280	7,451	2,295
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.75	$11.23
Value at end of period	$13.39	$11.75
Number of accumulation units outstanding at end of period	1,228	90
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.20	$10.54
Value at end of period	$12.29	$11.20
Number of accumulation units outstanding at end of period	5,840	957
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.93	$10.81	$10.60
Value at end of period	$10.93	$10.93	$10.81
Number of accumulation units outstanding at end of period	10,465	4,241	93
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.79	$11.25	$9.76	$8.03	$9.84
Value at end of period	$14.31	$11.79	$11.25	$9.76	$8.03
Number of accumulation units outstanding at end of period	23,033	12,253	8,283	7,813	3,893
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$10.77	$10.24	$9.29	$7.90
Value at end of period	$12.45	$10.77	$10.24	$9.29
Number of accumulation units outstanding at end of period	1,954	2,098	1,035	9

CFI 122

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.78	$10.67	$10.39
Value at end of period	$11.59	$10.78	$10.67
Number of accumulation units outstanding at end of period	4,874	1,402	271
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$15.48	$14.48	$11.96	$8.78	$10.39
Value at end of period	$17.27	$15.48	$14.48	$11.96	$8.78
Number of accumulation units outstanding at end of period	13,004	16,736	6,231	1,839	38
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$16.66	$17.34	$15.69
Value at end of period	$18.73	$16.66	$17.34
Number of accumulation units outstanding at end of period	10,989	4,884	142
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.27	$10.84	$10.03
Value at end of period	$13.49	$12.27	$10.84
Number of accumulation units outstanding at end of period	56,291	18,307	6,069
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.52	$11.43	$9.50
Value at end of period	$14.85	$12.52	$11.43
Number of accumulation units outstanding at end of period	3,261	2,251	23
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.79	$11.21
Value at end of period	$13.67	$12.79
Number of accumulation units outstanding at end of period	3,181	1,069
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.12	$10.84	$10.17
Value at end of period	$13.00	$11.12	$10.84
Number of accumulation units outstanding at end of period	26,670	12,261	4,468

CFI 123

Condensed Financial Information (continued)

TABLE 15

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$10.12	$9.38	$8.88	$6.92	$9.242	$12.162	$13.781	$10.487
Value at end of period	$10.65	$10.12	$9.38	$8.88	$6.92	$9.242	$12.162	$13.781
Number of accumulation units outstanding at end of period	185,633	117,499	76,699	91,829	78,026	77,645	47,485	613
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period	$8.81	$8.45	$7.83	$6.35	$7.595	$9.937	$11.74	$10.261
Value at end of period	$10.19	$8.81	$8.45	$7.83	$6.35	$7.595	$9.937	$11.74
Number of accumulation units outstanding at end of period	196,001	133,038	120,404	151,077	136,853	137,710	95,583	10,352
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$16.98	$16.23	$15.13	$12.80	$14.715	$15.964	$16.636	$14.965	$12.994	$10.924
Value at end of period	$18.30	$16.98	$16.23	$15.13	$12.80	$14.715	$15.964	$16.636	$14.965	$12.994
Number of accumulation units outstanding at end of period	91,516	110,974	52,199	81,001	77,039	74,268	68,102	117,902	95,020	93,905
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.76	$11.47	$9.99
Value at end of period	$16.60	$13.76	$11.47
Number of accumulation units outstanding at end of period	148,502	65,346	29,104
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during January 2001)
Value at beginning of period	$20.16	$18.43	$15.50	$11.56	$12.556	$10.967
Value at end of period	$24.25	$20.16	$18.43	$15.50	$11.56	$12.556
Number of accumulation units outstanding at end of period	59,348	72,797	48,298	23,843	23,312	15,173
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$26.67	$23.02	$20.13	$15.82	$17.614	$20.265	$21.908	$17.80	$13.825	$11.243
Value at end of period	$29.51	$26.67	$23.02	$20.13	$15.82	$17.614	$20.265	$21.908	$17.80	$13.825
Number of accumulation units outstanding at end of period	3,947,272	3,733,726	771,059	733,980	639,593	545,557	427,085	357,610	254,734	266,396
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.89	$18.97	$17.17	$13.30	$16.166	$17.172	$15.989	$15.18	$13.729	$10.819
Value at end of period	$23.68	$19.89	$18.97	$17.17	$13.30	$16.166	$17.172	$15.989	$15.18	$13.729
Number of accumulation units outstanding at end of period	692,977	697,110	568,436	534,835	463,075	409,962	306,174	188,394	147,150	125,669
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.77	$16.00	$15.62	$11.87	$17.147	$21.023	$23.84	$17.512	$12.674	$10.362
Value at end of period	$17.74	$16.77	$16.00	$15.62	$11.87	$17.147	$21.023	$23.84	$17.512	$12.674
Number of accumulation units outstanding at end of period	647,439	831,960	707,614	829,140	811,549	756,416	573,111	345,699	165,194	150,612
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.32	$14.68	$13.05	$9.19	$11.633	$14.898	$18.593	$13.16	$11.783	$10.664
Value at end of period	$20.25	$17.32	$14.68	$13.05	$9.19	$11.633	$14.898	$18.593	$13.16	$11.783
Number of accumulation units outstanding at end of period	131,284	121,639	91,364	48,527	29,735	24,429	25,964	10,723	9,217	20,273

CFI 124

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2001)
Value at beginning of period	$16.01	$14.86	$12.12	$9.26	$10.307	$10.307
Value at end of period	$18.55	$16.01	$14.86	$12.12	$9.26	$10.307
Number of accumulation units outstanding at end of period	92,784	152,127	113,358	71,086	39,468	237
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.50	$11.69
Value at end of period	$12.60	$12.50
Number of accumulation units outstanding at end of period	3,557	172
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$14.01	$13.96	$12.81	$10.47
Value at end of period	$16.55	$14.01	$13.96	$12.81
Number of accumulation units outstanding at end of period	13,948	13,140	16,982	13,915
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.19	$9.70
Value at end of period	$9.93	$10.19
Number of accumulation units outstanding at end of period	336,354	403,792
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.96	$13.06	$10.87	$8.10	$10.05
Value at end of period	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	1,090,948	1,082,078	35,545	13,130	1,360
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.20
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	2,732
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.51	$14.58	$11.50	$8.70	$9.84
Value at end of period	$17.70	$15.51	$14.58	$11.50	$8.70
Number of accumulation units outstanding at end of period	1,130,536	1,132,614	56,330	20,763	4,066
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.19
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	28

CFI 125

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$18.39	$17.87	$16.64	$11.94	$10.95
Value at end of period	$20.74	$18.39	$17.87	$16.64	$11.94
Number of accumulation units outstanding at end of period	19,911	14,936	19,333	14,233	451
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.23	$10.29
Value at end of period	$12.67	$11.23
Number of accumulation units outstanding at end of period	12,324	4,286
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.85	$10.26
Value at end of period	$13.13	$11.85
Number of accumulation units outstanding at end of period	26,450	9,186
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.77
Value at end of period	$9.89
Number of accumulation units outstanding at end of period	396
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.96	$8.55	$7.85	$6.22	$6.64
Value at end of period	$9.95	$8.96	$8.55	$7.85	$6.22
Number of accumulation units outstanding at end of period	5,039	6,299	5,687	2,567	91
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.04	$10.93	$10.15	$8.29	$9.16
Value at end of period	$11.87	$11.04	$10.93	$10.15	$8.29
Number of accumulation units outstanding at end of period	3,871	3,662	2,308	1,900	376
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.43	$10.14
Value at end of period	$18.07	$13.43
Number of accumulation units outstanding at end of period	29,475	6,921
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.42	$15.06	$12.79	$9.98	$12.294	$16.987	$21.327	$13.592	$11.522	$11.376
Value at end of period	$19.88	$16.42	$15.06	$12.79	$9.98	$12.294	$16.987	$21.327	$13.592	$11.522
Number of accumulation units outstanding at end of period	226,059	252,419	160,285	193,123	248,518	244,684	237,253	248,204	234,075	351,150

CFI 126

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.19	$14.14	$11.83	$9.19	$9.64
Value at end of period	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	59,140	58,226	34,196	17,547	3,891
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.32	$10.65
Value at end of period	$13.08	$11.32
Number of accumulation units outstanding at end of period	3,640	197
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.98
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	2,523
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.38	$11.71	$9.85
Value at end of period	$17.12	$13.38	$11.71
Number of accumulation units outstanding at end of period	29,032	20,784	6,606
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.49	$9.51	$8.75	$6.39	$9.971	$13.46	$19.08	$12.767	$9.94	$10.062
Value at end of period	$11.46	$10.49	$9.51	$8.75	$6.39	$9.971	$13.46	$19.08	$12.767	$9.94
Number of accumulation units outstanding at end of period	470,102	588,486	498,958	556,545	600,762	610,352	526,040	684,437	626,638	795,375
ING LEGG MASON PARTNERS LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.77	$9.53
Value at end of period	$11.12	$10.77
Number of accumulation units outstanding at end of period	49,809	47,938
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.51	$10.20
Value at end of period	$12.14	$11.51
Number of accumulation units outstanding at end of period	7,620	4,491
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.53
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	1,001

CFI 127

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.41	$10.40
Value at end of period	$11.86	$11.41
Number of accumulation units outstanding at end of period	2,521	3,537
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.46	$10.20
Value at end of period	$15.30	$12.46
Number of accumulation units outstanding at end of period	10,929	651
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.43	$13.18	$11.97	$11.21
Value at end of period	$14.89	$13.43	$13.18	$11.97
Number of accumulation units outstanding at end of period	110,953	122,826	72,199	16,439
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.43	$10.75
Value at end of period	$14.81	$11.43
Number of accumulation units outstanding at end of period	20,426	9,214
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.43
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	273
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.86	$13.63	$12.47	$9.66	$10.72
Value at end of period	$15.17	$13.86	$13.63	$12.47	$9.66
Number of accumulation units outstanding at end of period	36,225	51,465	46,042	29,965	235
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.17	$10.13
Value at end of period	$13.65	$12.17
Number of accumulation units outstanding at end of period	1,776,077	1,911,047
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.00	$10.51
Value at end of period	$12.52	$11.00
Number of accumulation units outstanding at end of period	1,361	455

CFI 128

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.14	$10.00
Value at end of period	$10.78	$10.14
Number of accumulation units outstanding at end of period	449,205	502,892
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.50	$10.30
Value at end of period	$11.33	$10.50
Number of accumulation units outstanding at end of period	13,165	2,243
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.57	$11.44	$11.07	$10.74	$10.17
Value at end of period	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	259,805	280,724	222,087	185,400	64,232
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.57
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	2,367
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.89
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	2,268
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.75
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	115
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.70	$10.30
Value at end of period	$11.74	$10.70
Number of accumulation units outstanding at end of period	87,654	58,032
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93	$10.31
Value at end of period	$12.19	$10.93
Number of accumulation units outstanding at end of period	113,866	69,241
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.09	$10.17
Value at end of period	$12.54	$11.09
Number of accumulation units outstanding at end of period	98,929	43,512

CFI 129

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.30	$10.40
Value at end of period	$12.88	$11.30
Number of accumulation units outstanding at end of period	40,245	13,599
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.32	$10.19
Value at end of period	$10.98	$10.32
Number of accumulation units outstanding at end of period	2,825	3,151
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.36
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	437
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.72
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	8,137
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.86	$15.77	$14.10	$11.12	$16.07	$21.561	$23.087	$15.664	$12.478	$12.296
Value at end of period	$18.36	$15.86	$15.77	$14.10	$11.12	$16.07	$21.561	$23.087	$15.664	$12.478
Number of accumulation units outstanding at end of period	170,795	215,617	171,617	234,751	251,887	248,057	214,279	121,012	103,317	96,338
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.95	$10.16
Value at end of period	$12.44	$10.95
Number of accumulation units outstanding at end of period	104,198	52,630
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.48	$9.89
Value at end of period	$12.02	$11.48
Number of accumulation units outstanding at end of period	1,147,116	1,243,094
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$15.17	$14.74	$12.95	$10.73
Value at end of period	$17.90	$15.17	$14.74	$12.95
Number of accumulation units outstanding at end of period	2,884,290	1,942,379	47,173	3,114

CFI 130

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.31	$19.31	$17.72	$13.66	$17.98	$20.219	$20.418	$16.851	$13.332	$13.062
Value at end of period	$22.79	$20.31	$19.31	$17.72	$13.66	$17.98	$20.219	$20.418	$16.851	$13.332
Number of accumulation units outstanding at end of period	779,166	944,865	366,063	380,043	329,144	353,929	310,665	257,759	197,938	238,562
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.99	$10.14	$8.92	$7.21	$9.686	$12.361	$13.064	$10.633	$8.727	$8.897
Value at end of period	$12.46	$10.99	$10.14	$8.92	$7.21	$9.686	$12.361	$13.064	$10.633	$8.727
Number of accumulation units outstanding at end of period	286,179	313,718	251,554	284,369	339,751	352,288	344,610	259,783	237,867	484,407
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.28
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	211
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.67	$12.36	$10.69	$8.32	$9.53
Value at end of period	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	215,373	177,805	67,854	33,092	6,264
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.10	$10.16
Value at end of period	$12.40	$11.10
Number of accumulation units outstanding at end of period	848,718	887,069
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.07	$10.48
Value at end of period	$12.71	$11.07
Number of accumulation units outstanding at end of period	21,749	12,180
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.02
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	36,388
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$18.86	$18.27	$16.85	$14.31	$16.112	$16.981	$17.24	$15.32	$13.226	$10.902
Value at end of period	$20.55	$18.86	$18.27	$16.85	$14.31	$16.112	$16.981	$17.24	$15.32	$13.226
Number of accumulation units outstanding at end of period	643,741	667,243	349,405	485,183	485,662	627,674	592,454	565,751	468,468	986,711
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.89	$11.15	$9.99
Value at end of period	$13.84	$11.89	$11.15
Number of accumulation units outstanding at end of period	9,914	921	10

CFI 131

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.04	$3.65	$3.74	$2.59	$4.456	$5.84	$9.735
Value at end of period	$4.30	$4.04	$3.65	$3.74	$2.59	$4.456	$5.84
Number of accumulation units outstanding at end of period	327,408	377,882	356,885	413,691	180,750	126,033	55,835
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.80	$13.82	$12.87	$10.31	$13.874	$17.166	$19.464	$16.735	$14.756	$11.469
Value at end of period	$16.75	$14.80	$13.82	$12.87	$10.31	$13.874	$17.166	$19.464	$16.736	$14.756
Number of accumulation units outstanding at end of period	1,400,434	1,962,636	1,979,763	2,504,149	2,717,004	3,054,662	3,034,488	2,450,338	2,224,467	3,760,076
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period	$15.86	$14.64	$13.79	$10.68	$15.167	$20.994	$24.071	$18.005	$13.202	$12.787
Value at end of period	$16.13	$15.86	$14.64	$13.79	$10.68	$15.167	$20.994	$24.071	$18.005	$13.202
Number of accumulation units outstanding at end of period	108,160	141,414	142,836	155,151	138,901	142,510	99,761	53,957	25,778	1,880
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.08
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	5,289
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.84	$19.01	$17.35	$13.89	$17.869	$20.885	$23.273	$18.902	$14.50	$10.934
Value at end of period	$22.52	$19.84	$19.01	$17.35	$13.89	$17.869	$20.885	$23.273	$18.902	$14.50
Number of accumulation units outstanding at end of period	597,206	749,446	623,073	676,178	583,692	520,590	364,048	297,994	108,387	62,360
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519	$10.913	$10.108
Value at end of period	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519	$10.913
Number of accumulation units outstanding at end of period	1,799,491	1,854,855	402,880	334,282	265,296	156,767	67,543	2,500	564
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694	$8.834	$9.366
Value at end of period	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694	$8.834
Number of accumulation units outstanding at end of period	241,472	285,564	241,959	191,912	168,927	58,078	16,219	16,330	2,625
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.65	$16.30	$15.69	$14.90	$13.883	$12.889	$11.867	$12.07	$11.268	$10.503
Value at end of period	$17.16	$16.65	$16.30	$15.69	$14.90	$13.883	$12.889	$11.867	$12.07	$11.268
Number of accumulation units outstanding at end of period	1,814,045	1,084,691	526,519	506,342	526,766	471,125	339,119	228,114	187,653	251,156
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.14	$9.62	$8.29	$6.34	$8.728	$11.576	$14.668	$9.785	$10.103
Value at end of period	$13.63	$11.14	$9.62	$8.29	$6.34	$8.728	$11.576	$14.668	$9.785
Number of accumulation units outstanding at end of period	88,506	62,731	47,929	40,439	30,253	25,722	10,160	4,750	1,247

CFI 32

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$13.00	$11.99	$10.31	$8.01	$9.555	$9.555
Value at end of period	$16.66	$13.00	$11.99	$10.31	$8.01	$9.555
Number of accumulation units outstanding at end of period	3,106,128	2,394,887	66,697	50,505	21,576	3,903
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$11.36	$10.39	$9.40	$6.95	$9.458	$9.458
Value at end of period	$12.13	$11.36	$10.39	$9.40	$6.95	$9.458
Number of accumulation units outstanding at end of period	33,121	38,695	36,782	14,926	1,685	1,007
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.02	$12.76	$12.74	$12.75	$12.666	$12.303	$11.675	$11.217	$10.738	$10.277
Value at end of period	$13.52	$13.02	$12.76	$12.74	$12.75	$12.666	$12.303	$11.675	$11.217	$10.738
Number of accumulation units outstanding at end of period	1,307,563	971,457	410,423	599,767	598,539	907,363	453,479	392,226	127,186	147,123
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$21.02	$14.85	$13.31	$10.29	$10.614	$12.747	$10.871	$9.619	$12.082	$11.383
Value at end of period	$25.34	$21.02	$14.85	$13.31	$10.29	$10.614	$12.747	$10.871	$9.619	$12.082
Number of accumulation units outstanding at end of period	104,150	95,268	20,993	11,487	20,850	23,358	19,716	51,656	51,077	85,577
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.50	$13.91	$10.63
Value at end of period	$20.91	$15.50	$13.91
Number of accumulation units outstanding at end of period	39,289	23,434	18,544
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$8.10	$7.50	$6.87	$5.00	$8.958	$8.958
Value at end of period	$9.04	$8.10	$7.50	$6.87	$5.00	$8.958
Number of accumulation units outstanding at end of period	14,035	14,873	10,741	22,817	5,218	1,639
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762	$13.704	$13.684	$13.119
Value at end of period	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762	$13.704	$13.684
Number of accumulation units outstanding at end of period	117,019	140,177	138,534	185,488	154,146	133,977	75,787	54,303	44,944	2,124
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$16.37	$15.92	$14.88	$13.22	$13.954	$14.43	$13.899	$13.102	$12.369	$10.905
Value at end of period	$17.58	$16.37	$15.92	$14.88	$13.22	$13.954	$14.43	$13.899	$13.102	$12.369
Number of accumulation units outstanding at end of period	72,182	64,880	46,656	44,192	31,712	32,433	29,661	38,639	55,494	47,726
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$16.88	$16.05	$14.46	$11.74	$13.745	$15.688	$15.944	$14.076	$13.624	$11.472
Value at end of period	$18.93	$16.88	$16.05	$14.46	$11.74	$13.745	$15.688	$15.944	$14.076	$13.624
Number of accumulation units outstanding at end of period	114,465	115,381	92,192	87,532	64,758	63,532	61,884	75,808	75,369	119,471

CFI 133

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$16.36	$15.77	$14.45	$12.21	$13.623	$14.788	$14.867	$13.618	$12.98	$11.146
Value at end of period	$18.02	$16.36	$15.77	$14.45	$12.21	$13.623	$14.788	$14.867	$13.618	$12.98
Number of accumulation units outstanding at end of period	139,534	143,496	75,783	78,121	48,154	54,306	59,724	75,297	105,586	117,725
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$19.53	$18.42	$16.88	$13.68	$18.651	$20.00	$19.085	$16.113	$13.29	$12.912
Value at end of period	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834	$19.085	$16.113	$13.29
Number of accumulation units outstanding at end of period	124,340	198,016	149,674	183,355	165,695	131,375	49,813	42,540	29,112	587
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.62
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	1,491
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.75
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	1,256
JANUS ASPEN SERIES BALANCED PORTFOLIO
Value at beginning of period	$24.68	$23.08	$21.47	$19.00	$20.505	$21.724	$22.431	$17.865	$13.431	$11.105
Value at end of period	$27.06	$24.68	$23.08	$21.47	$19.00	$20.505	$21.724	$22.431	$17.865	$13.431
Number of accumulation units outstanding at end of period	33	91	360,479	529,490	490,513	453,463	336,661	232,279	81,983	42,699
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
Value at beginning of period	$16.22	$14.58	$12.19	$9.11	$12.765	$21.284	$31.514	$14.114	$10.613	$9.51
Value at end of period	$18.26	$16.22	$14.58	$12.19	$9.11	$12.765	$21.284	$31.514	$14.114	$10.613
Number of accumulation units outstanding at end of period	93	145	734,813	1,055,673	1,127,432	1,103,526	910,896	638,670	375,663	416,100
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period	$18.12	$17.28	$16.65	$13.55	$18.367	$23.907	$28.619	$17.569	$13.757	$11.37
Value at end of period	$21.21	$18.12	$17.28	$16.65	$13.55	$18.367	$23.907	$28.619	$17.569	$13.757
Number of accumulation units outstanding at end of period	51	51	596,642	827,666	955,823	992,482	858,504	643,914	427,855	555,448
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$11.68	$11.42	$10.24	$7.89	$9.716	$9.716
Value at end of period	$13.57	$11.68	$11.42	$10.24	$7.89	$9.716
Number of accumulation units outstanding at end of period	281,766	344,022	285,913	178,617	61,901	3,165

CFI 134

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$13.61	$12.69	$10.33	$8.36	$9.354	$9.354
Value at end of period	$15.13	$13.61	$12.69	$10.33	$8.36	$9.354
Number of accumulation units outstanding at end of period	1,878,475	2,016,006	136,721	79,608	41,715	10,694
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.17
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	9,478
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.50	$11.34	$10.10
Value at end of period	$14.84	$12.50	$11.34
Number of accumulation units outstanding at end of period	40,699	32,425	17,217
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$40.81	$29.17	$20.52
Value at end of period	$50.61	$40.81	$29.17
Number of accumulation units outstanding at end of period	57,800	54,578	16,282
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.75	$10.23
Value at end of period	$13.38	$11.75
Number of accumulation units outstanding at end of period	6,923	1,097
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.17	$10.70	$9.68
Value at end of period	$12.25	$11.17	$10.70
Number of accumulation units outstanding at end of period	27,690	36,704	21,430
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.93	$10.80	$10.24
Value at end of period	$10.91	$10.93	$10.80
Number of accumulation units outstanding at end of period	64,562	68,440	21,653
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$11.76	$11.23	$9.75	$8.02	$9.623	$9.623
Value at end of period	$14.27	$11.76	$11.23	$9.75	$8.02	$9.623
Number of accumulation units outstanding at end of period	172,171	148,265	73,619	36,542	14,376	3,340
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$10.75	$10.22	$9.27	$7.57	$9.433	$9.433
Value at end of period	$12.42	$10.75	$10.22	$9.27	$7.57	$9.433
Number of accumulation units outstanding at end of period	39,354	31,782	17,485	13,907	6,739	945

CFI 135

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.77	$10.67	$9.82
Value at end of period	$11.58	$10.77	$10.67
Number of accumulation units outstanding at end of period	22,005	18,325	8,526
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$15.44	$14.45	$11.95	$8.77	$9.974	$9.974
Value at end of period	$17.22	$15.44	$14.45	$11.95	$8.77	$9.974
Number of accumulation units outstanding at end of period	69,004	99,042	63,944	27,241	16	439
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.17	$11.63	$10.05
Value at end of period	$12.55	$11.17	$11.63
Number of accumulation units outstanding at end of period	74,255	48,350	14,153
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.26	$10.84	$9.78
Value at end of period	$13.47	$12.26	$10.84
Number of accumulation units outstanding at end of period	180,282	149,623	65,090
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.51	$11.43	$10.06
Value at end of period	$14.83	$12.51	$11.43
Number of accumulation units outstanding at end of period	29,182	20,440	9,284
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.78	$11.60	$10.12
Value at end of period	$13.66	$12.78	$11.60
Number of accumulation units outstanding at end of period	18,943	19,924	10,661
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.11	$10.84	$9.82
Value at end of period	$12.98	$11.11	$10.84
Number of accumulation units outstanding at end of period	107,251	106,749	39,518

CFI 136

Condensed Financial Information (continued)

TABLE 16

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$10.08	$9.36	$8.86	$6.91	$9.23	$12.152	$13.777	$9.821
Value at end of period	$10.61	$10.08	$9.36	$8.86	$6.91	$9.23	$12.152	$13.777
Number of accumulation units outstanding at end of period	289,200	157,217	201,849	245,971	204,565	191,702	150,953	13,134
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$8.78	$8.42	$7.81	$6.34	$7.585	$9.928	$11.736	$9.939
Value at end of period	$10.15	$8.78	$8.42	$7.81	$6.34	$7.585	$9.928	$11.736
Number of accumulation units outstanding at end of period	590,773	443,508	632,275	932,379	866,972	860,279	549,569	160,745
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$33.60
Value at end of period	$37.17
Number of accumulation units outstanding at end of period	18
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$16.90	$16.16	$15.08	$12.76	$14.673	$15.927	$16.606	$14.945	$12.983	$12.982
Value at end of period	$18.20	$16.90	$16.16	$15.08	$12.76	$14.673	$15.927	$16.606	$14.945	$12.983
Number of accumulation units outstanding at end of period	404,870	385,129	409,056	381,327	322,872	297,805	171,211	178,990	108,344	25,620
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.75	$11.47	$9.60
Value at end of period	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	1,748,284	1,007,889	362,008
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$20.11	$18.39	$15.49
Value at end of period	$24.17	$20.11	$18.39
Number of accumulation units outstanding at end of period	652,957	527,542	322,471
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$26.54	$22.92	$20.05	$15.76	$17.564	$20.218	$21.868	$17.776	$13.814	$11.239
Value at end of period	$29.35	$26.54	$22.92	$20.05	$15.76	$17.564	$20.218	$21.868	$17.776	$13.814
Number of accumulation units outstanding at end of period	3,678,668	3,216,567	4,557,463	4,661,112	3,146,947	2,242,467	1,562,971	1,508,807	1,138,180	139,417
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$19.79	$18.89	$17.10	$13.25	$16.12	$17.132	$15.96	$15.16	$13.718	$13.438
Value at end of period	$23.56	$19.79	$18.89	$17.10	$13.25	$16.12	$17.132	$15.96	$15.16	$13.718
Number of accumulation units outstanding at end of period	1,481,556	1,483,670	1,606,502	1,440,035	1,094,669	743,883	295,866	363,066	409,327	29,808

CFI 137

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.68	$15.93	$15.56	$11.83	$17.099	$20.974	$23.797	$17.489	$12.663	$10.358
Value at end of period	$17.65	$16.68	$15.93	$15.56	$11.83	$17.099	$20.974	$23.797	$17.489	$12.663
Number of accumulation units outstanding at end of period	2,034,215	2,208,212	2,761,409	2,905,115	2,375,321	1,960,651	1,259,926	1,055,742	581,798	61,043
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$17.23	$14.62	$13.00	$9.16	$11.60	$14.864	$18.559	$13.143	$11.774	$11.818
Value at end of period	$20.15	$17.23	$14.62	$13.00	$9.16	$11.60	$14.864	$18.559	$13.143	$11.774
Number of accumulation units outstanding at end of period	137,900	159,581	193,880	226,727	88,737	80,176	44,396	53,000	44,183	1,294
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$15.98	$14.84	$12.11	$9.26	$11.53
Value at end of period	$18.50	$15.98	$14.84	$12.11	$9.26
Number of accumulation units outstanding at end of period	739,499	678,628	602,592	325,065	221,101
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.49	$11.59
Value at end of period	$12.58	$12.49
Number of accumulation units outstanding at end of period	36,118	34,204
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.98	$13.94	$12.80	$9.84	$12.64
Value at end of period	$16.51	$13.98	$13.94	$12.80	$9.84
Number of accumulation units outstanding at end of period	35,070	40,173	75,959	60,811	21,863
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.18	$9.70
Value at end of period	$9.92	$10.18
Number of accumulation units outstanding at end of period	1,157,995	1,243,343
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.93	$13.05	$10.86	$8.10	$10.12
Value at end of period	$15.92	$13.93	$13.05	$10.86	$8.10
Number of accumulation units outstanding at end of period	203,041	212,012	1,020,332	69,708	16,450
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.15
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	6,823

CFI 138

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.48	$14.56	$11.49	$8.70	$9.98
Value at end of period	$17.66	$15.48	$14.56	$11.49	$8.70
Number of accumulation units outstanding at end of period	546,080	492,195	1,200,900	142,764	24,110
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.24
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	160
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$18.35	$17.84	$16.62	$11.93	$14.25
Value at end of period	$20.69	$18.35	$17.84	$16.62	$11.93
Number of accumulation units outstanding at end of period	50,616	53,097	92,648	104,198	2,734
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.22	$10.25
Value at end of period	$12.66	$11.22
Number of accumulation units outstanding at end of period	62,966	29,858
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.84	$10.51
Value at end of period	$13.12	$11.84
Number of accumulation units outstanding at end of period	255,630	65,896
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.53
Value at end of period	$9.89
Number of accumulation units outstanding at end of period	2
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$8.94	$8.54	$7.84	$6.22	$6.51
Value at end of period	$9.92	$8.94	$8.54	$7.84	$6.22
Number of accumulation units outstanding at end of period	26,613	37,022	31,148	10,066	470
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.01	$10.92	$10.14	$8.28	$9.66
Value at end of period	$11.84	$11.01	$10.92	$10.14	$8.28
Number of accumulation units outstanding at end of period	15,337	16,431	13,112	7,583	4,044

CFI 139

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.43	$10.70
Value at end of period	$18.05	$13.43
Number of accumulation units outstanding at end of period	195,945	63,578
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.34	$15.00	$12.74	$9.94	$12.26	$16.948	$21.289	$13.574	$11.512	$11.367
Value at end of period	$19.77	$16.34	$15.00	$12.74	$9.94	$12.26	$16.948	$21.289	$13.574	$11.512
Number of accumulation units outstanding at end of period	1,052,409	986,453	1,046,819	1,055,499	977,301	997,077	843,398	868,603	715,389	80,978
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.16	$14.12	$11.82	$9.18	$9.95
Value at end of period	$17.49	$15.16	$14.12	$11.82	$9.18
Number of accumulation units outstanding at end of period	296,418	233,128	157,368	52,794	19,851
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.31	$11.06
Value at end of period	$13.06	$11.31
Number of accumulation units outstanding at end of period	17,726	2,084
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.67
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	2,754
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.36	$11.70	$9.66
Value at end of period	$17.09	$13.36	$11.70
Number of accumulation units outstanding at end of period	419,853	121,727	25,373
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.44	$9.46	$8.71	$6.37	$9.943	$13.429	$19.045	$12.75	$9.932	$10.054
Value at end of period	$11.40	$10.44	$9.46	$8.71	$6.37	$9.943	$13.429	$19.045	$12.75	$9.932
Number of accumulation units outstanding at end of period	2,250,202	2,364,927	2,680,860	3,231,773	2,780,749	2,960,170	2,470,780	2,526,497	2,223,125	180,890
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.50	$10.60
Value at end of period	$12.13	$11.50
Number of accumulation units outstanding at end of period	38,635	48,647

CFI 140

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.15
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	8,144
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.40	$10.46
Value at end of period	$11.85	$11.40
Number of accumulation units outstanding at end of period	45,579	8,045
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.45	$10.20
Value at end of period	$15.29	$12.45
Number of accumulation units outstanding at end of period	81,656	20,562
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$13.42	$13.17	$11.97	$10.98
Value at end of period	$14.87	$13.42	$13.17	$11.97
Number of accumulation units outstanding at end of period	383,790	674,915	570,445	184,120
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.43	$10.06
Value at end of period	$14.80	$11.43
Number of accumulation units outstanding at end of period	139,896	14,971
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.91
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	11,008
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.84	$13.61	$12.46	$9.66	$10.85
Value at end of period	$15.13	$13.84	$13.61	$12.46	$9.66
Number of accumulation units outstanding at end of period	177,628	272,682	329,039	118,332	6,240
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.68	$10.01
Value at end of period	$14.21	$11.68
Number of accumulation units outstanding at end of period	7,226,258	7,940,404

CFI 141

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.00	$10.63
Value at end of period	$12.51	$11.00
Number of accumulation units outstanding at end of period	5,440	2,543
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.03	$9.85
Value at end of period	$10.88	$10.03
Number of accumulation units outstanding at end of period	1,245,768	1,262,918
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.50	$10.29
Value at end of period	$11.33	$10.50
Number of accumulation units outstanding at end of period	79,071	17,239
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.54	$11.42	$11.06	$10.73	$10.01
Value at end of period	$11.89	$11.54	$11.42	$11.06	$10.73
Number of accumulation units outstanding at end of period	622,698	505,323	396,237	415,622	190,942
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.50
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	30,878
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.00
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	18,525
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.05
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	7,034
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.70	$10.34
Value at end of period	$11.73	$10.70
Number of accumulation units outstanding at end of period	25,146	292
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.93	$10.60
Value at end of period	$12.18	$10.93
Number of accumulation units outstanding at end of period	55,398	9,513

CFI 142

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.09	$10.69
Value at end of period	$12.53	$11.09
Number of accumulation units outstanding at end of period	37,687	3,887
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.29	$10.84
Value at end of period	$12.87	$11.29
Number of accumulation units outstanding at end of period	66,361	4,412
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.32	$10.19
Value at end of period	$10.97	$10.32
Number of accumulation units outstanding at end of period	8,772	671
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.52
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	24
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.33
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	6,798
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.21
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	21,588
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.79	$15.70	$14.05	$11.08	$16.024	$21.512	$23.045	$15.644	$12.467	$12.287
Value at end of period	$18.26	$15.79	$15.70	$14.05	$11.08	$16.024	$21.512	$23.045	$15.644	$12.467
Number of accumulation units outstanding at end of period	905,679	975,622	1,163,385	1,368,664	1,214,496	1,201,445	862,760	416,660	291,492	68,968
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.95	$10.27
Value at end of period	$12.43	$10.95
Number of accumulation units outstanding at end of period	1,887,389	402,362

CFI 143

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.12	$9.93
Value at end of period	$12.01	$11.12
Number of accumulation units outstanding at end of period	3,007,899	3,188,814
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$15.15	$14.73	$12.95	$10.91
Value at end of period	$17.87	$15.15	$14.73	$12.95
Number of accumulation units outstanding at end of period	274,172	190,861	1,217,762	15,411
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.21	$19.23	$17.65	$13.62	$17.93	$20.172	$20.381	$16.829	$13.321	$13.052
Value at end of period	$22.67	$20.21	$19.23	$17.65	$13.62	$17.93	$20.172	$20.381	$16.829	$13.321
Number of accumulation units outstanding at end of period	1,002,606	1,030,019	1,814,593	1,232,989	976,385	853,648	537,292	666,142	767,053	65,906
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.93	$10.10	$8.89	$7.18	$9.659	$12.332	$13.04	$10.619	$8.72	$8.89
Value at end of period	$12.39	$10.93	$10.10	$8.89	$7.18	$9.659	$12.332	$13.04	$10.619	$8.72
Number of accumulation units outstanding at end of period	839,608	841,153	924,555	1,074,705	1,046,671	1,231,653	886,127	854,700	741,693	55,616
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.40
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	4
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.65	$12.35	$10.68	$8.32	$10.23
Value at end of period	$14.51	$12.65	$12.35	$10.68	$8.32
Number of accumulation units outstanding at end of period	1,327,634	1,379,961	1,224,023	660,398	301,752
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.71	$9.98
Value at end of period	$12.39	$10.71
Number of accumulation units outstanding at end of period	3,718,204	3,397,749
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.06	$10.68
Value at end of period	$12.70	$11.06
Number of accumulation units outstanding at end of period	266,046	192,987

CFI 144

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.15
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	178,149
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during July 1997)
Value at beginning of period	$18.77	$18.19	$16.79	$14.27	$16.067	$16.942	$17.208	$15.30	$13.215	$13.054
Value at end of period	$20.44	$18.77	$18.19	$16.79	$14.27	$16.067	$16.942	$17.208	$15.30	$13.215
Number of accumulation units outstanding at end of period	2,196,237	2,530,075	3,044,880	3,294,262	3,100,422	3,179,029	2,074,748	2,306,988	2,019,116	57,737
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.88	$11.14	$9.88
Value at end of period	$13.82	$11.88	$11.14
Number of accumulation units outstanding at end of period	34,859	13,611	5,499
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$4.03	$3.64	$3.73	$2.59	$4.453	$5.838	$9.995
Value at end of period	$4.28	$4.03	$3.64	$3.73	$2.59	$4.453	$5.838
Number of accumulation units outstanding at end of period	1,025,967	1,101,730	1,274,404	1,703,628	1,313,922	881,480	490,482
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.73	$13.76	$12.82	$10.27	$13.835	$17.127	$19.429	$16.713	$14.744	$11.465
Value at end of period	$16.66	$14.73	$13.76	$12.82	$10.27	$13.835	$17.127	$19.429	$16.713	$14.744
Number of accumulation units outstanding at end of period	7,001,728	7,617,503	8,778,509	11,175,837	12,235,332	13,342,021	10,368,984	12,501,599	9,871,041	362,675
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$15.79	$14.58	$13.74	$10.64	$15.131	$20.955	$24.039	$17.989	$12.674
Value at end of period	$16.05	$15.79	$14.58	$13.74	$10.64	$15.131	$20.955	$24.039	$17.989
Number of accumulation units outstanding at end of period	626,001	726,852	829,922	973,610	922,870	946,969	755,686	550,970	194,081
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.23
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	33,848
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.75	$18.93	$17.29	$13.85	$17.822	$20.841	$23.235	$18.88	$14.491	$14.289
Value at end of period	$22.41	$19.75	$18.93	$17.29	$13.85	$17.822	$20.841	$23.235	$18.88	$14.491
Number of accumulation units outstanding at end of period	3,772,712	3,945,184	4,222,763	4,324,534	3,570,363	2,957,522	1,994,038	1,544,113	648,540	29
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$21.03	$19.11	$16.56	$12.63	$14.508	$14.851	$12.508	$10.909	$7.996
Value at end of period	$22.78	$21.03	$19.11	$16.56	$12.63	$14.508	$14.851	$12.508	$10.909
Number of accumulation units outstanding at end of period	2,003,739	1,970,343	2,898,090	1,475,862	1,116,834	543,328	174,355	62,742	24,016

CFI 145

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$15.93	$14.95	$12.37	$9.17	$10.677	$10.531	$9.686	$8.831	$9.58
Value at end of period	$17.95	$15.93	$14.95	$12.37	$9.17	$10.677	$10.531	$9.686	$8.831
Number of accumulation units outstanding at end of period	1,223,100	1,138,703	1,031,397	729,175	541,390	180,346	70,028	63,842	27,047
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.57	$16.23	$15.63	$14.85	$13.844	$12.859	$11.846	$12.054	$11.258	$10.50
Value at end of period	$17.07	$16.57	$16.23	$15.63	$14.85	$13.844	$12.859	$11.846	$12.054	$11.258
Number of accumulation units outstanding at end of period	2,187,159	2,133,801	2,467,064	2,524,137	2,737,925	2,285,456	1,038,668	1,191,777	802,876	64,958
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.10	$9.59	$8.27	$6.32	$8.712	$11.561	$14.656	$9.781	$10.061
Value at end of period	$13.57	$11.10	$9.59	$8.27	$6.32	$8.712	$11.561	$14.656	$9.781
Number of accumulation units outstanding at end of period	121,376	111,292	105,851	136,592	123,068	104,110	49,309	54,742	14,898
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$12.97	$11.97	$10.30	$8.00	$9.553	$8.701
Value at end of period	$16.62	$12.97	$11.97	$10.30	$8.00	$9.553
Number of accumulation units outstanding at end of period	463,297	425,158	2,256,853	1,757,394	951,177	131,898
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.33	$10.37	$9.39	$6.94	$8.96
Value at end of period	$12.09	$11.33	$10.37	$9.39	$6.94
Number of accumulation units outstanding at end of period	46,790	44,498	48,116	61,161	3,829
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$12.95	$12.70	$12.69	$12.71	$12.63	$12.274	$11.654	$11.202	$10.729	$10.274
Value at end of period	$13.45	$12.95	$12.70	$12.69	$12.71	$12.63	$12.274	$11.654	$11.202	$10.729
Number of accumulation units outstanding at end of period	2,584,991	1,474,751	1,795,249	2,350,678	2,493,907	2,364,040	1,864,850	2,142,834	1,039,909	65,496
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 1997)
Value at beginning of period	$20.92	$14.79	$13.26	$10.26	$10.584	$12.717	$10.851	$9.606	$12.072	$13.838
Value at end of period	$25.21	$20.92	$14.79	$13.26	$10.26	$10.584	$12.717	$10.851	$9.606	$12.072
Number of accumulation units outstanding at end of period	337,413	283,136	99,145	70,280	82,891	87,225	79,617	87,038	75,695	12,963
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.49	$13.91	$10.00
Value at end of period	$20.88	$15.49	$13.91
Number of accumulation units outstanding at end of period	744,528	541,602	341,616
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$8.08	$7.48	$6.86	$5.00	$8.956	$8.622
Value at end of period	$9.01	$8.08	$7.48	$6.86	$5.00	$8.956
Number of accumulation units outstanding at end of period	112,478	97,859	86,221	93,414	7,498	51

CFI 146

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$24.68	$22.61	$19.96	$14.67	$19.296	$18.742	$17.737	$13.692	$14.234
Value at end of period	$28.54	$24.68	$22.61	$19.96	$14.67	$19.296	$18.742	$17.737	$13.692
Number of accumulation units outstanding at end of period	892,199	856,723	980,499	1,108,004	918,004	798,138	569,784	405,202	404,068
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$16.30	$15.85	$14.83	$13.18	$13.914	$14.397	$13.874	$13.084	$12.358	$12.242
Value at end of period	$17.48	$16.30	$15.85	$14.83	$13.18	$13.914	$14.397	$13.874	$13.084	$12.358
Number of accumulation units outstanding at end of period	316,489	304,390	283,422	276,553	274,079	280,328	188,329	197,881	190,406	64
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$16.80	$15.98	$14.41	$11.70	$13.707	$15.652	$15.915	$14.057	$13.613	$11.468
Value at end of period	$18.83	$16.80	$15.98	$14.41	$11.70	$13.707	$15.652	$15.915	$14.057	$13.613
Number of accumulation units outstanding at end of period	596,800	569,316	540,416	514,284	476,634	489,144	409,441	412,579	520,438	14,463
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period	$16.28	$15.71	$14.39	$12.17	$13.585	$14.754	$14.84	$13.60	$12.97	$12.945
Value at end of period	$17.92	$16.28	$15.71	$14.39	$12.17	$13.585	$14.754	$14.84	$13.60	$12.97
Number of accumulation units outstanding at end of period	534,641	305,631	263,767	256,283	213,471	195,525	135,911	122,393	168,964	2,786
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$19.44	$18.35	$16.82	$13.64	$18.607	$20.795	$19.059	$16.099	$12.765
Value at end of period	$22.33	$19.44	$18.35	$16.82	$13.64	$18.607	$20.795	$19.059	$16.099
Number of accumulation units outstanding at end of period	623,918	625,495	798,183	2,184,378	1,923,928	840,710	129,862	94,639	98,683
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.61
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	17,217
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.67
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	10,983
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$24.56	$22.98	$21.39	$18.94	$20.447	$21.674	$22.39	$17.841	$13.42	$13.49
Value at end of period	$26.92	$24.56	$22.98	$21.39	$18.94	$20.447	$21.674	$22.39	$17.841	$13.42
Number of accumulation units outstanding at end of period	1,226	1,191	1,730,560	2,462,110	2,411,351	1,820,730	1,132,981	695,263	184,550	5,846

CFI 147

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$17.61	$17.44	$16.94	$16.08	$14.703	$13.785	$13.104	$13.026	$12.059	$10.857
Value at end of period	$18.17	$17.61	$17.44	$16.94	$16.08	$14.703	$13.785	$13.104	$13.026	$12.059
Number of accumulation units outstanding at end of period	513	481	591,158	835,934	801,606	622,609	435,195	460,612	414,151	12,527
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
Value at beginning of period	$16.15	$14.52	$12.15	$9.08	$12.729	$21.235	$31.457	$14.096	$10.604	$9.507
Value at end of period	$18.16	$16.15	$14.52	$12.15	$9.08	$12.729	$21.235	$31.457	$14.096	$10.604
Number of accumulation units outstanding at end of period	362	330	2,758,953	3,676,655	3,607,318	3,633,557	2,444,196	1,788,826	997,760	106,350
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period	$18.03	$17.20	$16.58	$13.51	$18.315	$23.852	$28.567	$17.545	$13.746	$11.366
Value at end of period	$21.10	$18.03	$17.20	$16.58	$13.51	$18.315	$23.852	$28.567	$17.545	$13.746
Number of accumulation units outstanding at end of period	724	697	2,030,795	3,013,889	3,404,028	3,691,115	3,118,616	2,675,141	2,151,202	207,630
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.66	$11.40	$10.22	$7.88	$9.88
Value at end of period	$13.53	$11.66	$11.40	$10.22	$7.88
Number of accumulation units outstanding at end of period	2,063,192	1,812,505	1,645,556	974,840	155,002
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$13.58	$12.67	$10.32	$8.35	$9.352	$8.963
Value at end of period	$15.08	$13.58	$12.67	$10.32	$8.35	$9.352
Number of accumulation units outstanding at end of period	1,192,809	1,210,233	2,256,746	476,178	186,527	55
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.71
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	7,870
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.49	$11.34	$9.69
Value at end of period	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	330,652	260,861	117,405
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$40.70	$29.11	$20.48
Value at end of period	$50.45	$40.70	$29.11
Number of accumulation units outstanding at end of period	441,136	363,643	126,958
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.74	$10.85
Value at end of period	$13.37	$11.74
Number of accumulation units outstanding at end of period	38,102	10,297

CFI 148

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.14	$10.68	$9.51	$9.26
Value at end of period	$12.21	$11.14	$10.68	$9.51
Number of accumulation units outstanding at end of period	1,100,688	806,137	336,606	1,383
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.92	$10.80	$10.03
Value at end of period	$10.90	$10.92	$10.80
Number of accumulation units outstanding at end of period	772,132	765,440	390,653
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$11.74	$11.22	$9.73	$8.02	$9.621	$9.407
Value at end of period	$14.23	$11.74	$11.22	$9.73	$8.02	$9.621
Number of accumulation units outstanding at end of period	1,177,573	675,773	220,727	86,610	36,244	69
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.73	$10.20	$9.26	$7.56	$9.47
Value at end of period	$12.38	$10.73	$10.20	$9.26	$7.56
Number of accumulation units outstanding at end of period	46,776	22,406	19,840	26,253	3,683
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.76	$10.66	$9.73
Value at end of period	$11.56	$10.76	$10.66
Number of accumulation units outstanding at end of period	468,954	270,642	171,706
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$15.41	$14.43	$11.93	$8.77	$10.29
Value at end of period	$17.18	$15.41	$14.43	$11.93	$8.77
Number of accumulation units outstanding at end of period	802,447	800,191	570,707	152,654	19,361
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.16	$11.63	$9.90
Value at end of period	$12.53	$11.16	$11.63
Number of accumulation units outstanding at end of period	853,274	386,507	186,462
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.25	$10.83	$9.65
Value at end of period	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	3,009,516	2,248,400	1,026,654
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.50	$11.43	$10.08
Value at end of period	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	429,155	181,406	68,515

CFI 149

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.77	$11.59	$9.82
Value at end of period	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	322,348	183,270	54,256
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.10	$10.83	$9.79
Value at end of period	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	1,219,007	1,100,846	649,315

TABLE 17

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$10.05	$9.33	$8.84	$6.90	$9.217	$12.142	$13.772	$9.877
Value at end of period	$10.57	$10.05	$9.33	$8.84	$6.90	$9.217	$12.142	$13.772
Number of accumulation units outstanding at end of period	63,038	26,124	30,727	17,248	13,023	9,774	4,566	611
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.75	$8.40	$7.79	$6.33	$7.574	$9.92	$11.732	$9.842
Value at end of period	$10.11	$8.75	$8.40	$7.79	$6.33	$7.574	$9.92	$11.732
Number of accumulation units outstanding at end of period	127,347	91,074	106,782	73,242	71,918	63,881	31,267	10,546
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$16.82	$16.09	$15.02	$12.72	$14.632	$15.89	$16.576	$14.926	$12.972	$12.278
Value at end of period	$18.11	$16.82	$16.09	$15.02	$12.72	$14.632	$15.89	$16.576	$14.926	$12.972
Number of accumulation units outstanding at end of period	41,874	41,601	39,361	31,600	27,892	25,366	36,607	8,581	25,822	766
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.73	$11.47	$9.97
Value at end of period	$16.56	$13.73	$11.47
Number of accumulation units outstanding at end of period	93,961	37,430	11,698
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$20.06	$18.35	$16.08
Value at end of period	$24.10	$20.06	$18.35
Number of accumulation units outstanding at end of period	45,659	31,828	12,774

CFI 150

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$26.41	$22.82	$19.97	$15.71	$17.515	$20.171	$21.828	$17.753	$13.802	$12.865
Value at end of period	$29.20	$26.41	$22.82	$19.97	$15.71	$17.515	$20.171	$21.828	$17.753	$13.802
Number of accumulation units outstanding at end of period	396,001	381,525	338,622	219,719	197,285	167,705	141,388	82,955	90,950	9,650
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$19.70	$18.80	$17.04	$13.21	$16.075	$17.092	$15.931	$15.14	$13.706	$11.435
Value at end of period	$23.43	$19.70	$18.80	$17.04	$13.21	$16.075	$17.092	$15.931	$15.14	$13.706
Number of accumulation units outstanding at end of period	258,167	239,650	229,307	156,688	129,243	109,946	60,783	62,832	81,062	34,010
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$16.60	$15.86	$15.50	$11.79	$17.051	$20.926	$23.754	$17.466	$12.653	$10.988
Value at end of period	$17.56	$16.60	$15.86	$15.50	$11.79	$17.051	$20.926	$23.754	$17.466	$12.653
Number of accumulation units outstanding at end of period	367,212	358,147	395,236	284,568	236,099	223,900	122,517	96,712	65,095	22,425
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$17.15	$14.56	$12.95	$9.13	$11.568	$14.83	$18.525	$13.126	$11.764	$10.798
Value at end of period	$20.04	$17.15	$14.56	$12.95	$9.13	$11.568	$14.83	$18.525	$13.126	$11.764
Number of accumulation units outstanding at end of period	32,815	25,154	29,916	23,146	11,310	10,958	7,533	7,698	9,113	3,858
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.94	$14.81	$12.09	$9.25	$11.49
Value at end of period	$18.45	$15.94	$14.81	$12.09	$9.25
Number of accumulation units outstanding at end of period	51,034	42,784	34,478	9,265	4,858
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.49	$10.98
Value at end of period	$12.57	$12.49
Number of accumulation units outstanding at end of period	783	0
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.95	$13.92	$12.78	$9.83	$10.94
Value at end of period	$16.47	$13.95	$13.92	$12.78	$9.83
Number of accumulation units outstanding at end of period	2,415	2,083	4,342	626	143
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.18	$9.70
Value at end of period	$9.91	$10.18
Number of accumulation units outstanding at end of period	179,868	190,970

CFI 151

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.91	$13.03	$10.85	$8.09	$9.53
Value at end of period	$15.89	$13.91	$13.03	$10.85	$8.09
Number of accumulation units outstanding at end of period	4,995	5,591	7,978	2,931	558
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.03
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	2
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.45	$14.54	$11.49	$8.70	$8.63
Value at end of period	$17.62	$15.45	$14.54	$11.49	$8.70
Number of accumulation units outstanding at end of period	42,830	35,621	12,764	2,375	101
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.32
Value at end of period	$10.08
Number of accumulation units outstanding at end of period	17
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$18.31	$17.81	$16.60	$11.92	$15.44
Value at end of period	$20.63	$18.31	$17.81	$16.60	$11.92
Number of accumulation units outstanding at end of period	6,471	3,035	5,109	3,118	58
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.22	$10.22
Value at end of period	$12.65	$11.22
Number of accumulation units outstanding at end of period	3,511	2,146
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.84	$10.36
Value at end of period	$13.11	$11.84
Number of accumulation units outstanding at end of period	9,777	1,599
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.07
Value at end of period	$9.88
Number of accumulation units outstanding at end of period	1

CFI 152

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$8.92	$8.53	$7.84	$6.56
Value at end of period	$9.90	$8.92	$8.53	$7.84
Number of accumulation units outstanding at end of period	3,945	4,857	3,991	3,678
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$10.99	$10.90	$10.13	$9.37
Value at end of period	$11.81	$10.99	$10.90	$10.13
Number of accumulation units outstanding at end of period	125	63	473	442
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.42	$10.64
Value at end of period	$18.04	$13.42
Number of accumulation units outstanding at end of period	10,505	5,900
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.26	$14.94	$12.69	$9.91	$12.225	$16.908	$21.25	$13.556	$11.503	$11.358
Value at end of period	$19.67	$16.26	$14.94	$12.69	$9.91	$12.225	$16.908	$21.25	$13.556	$11.503
Number of accumulation units outstanding at end of period	86,619	86,438	94,588	77,593	67,366	60,065	48,766	21,942	29,581	8,780
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$15.14	$14.10	$11.81	$9.18	$8.75
Value at end of period	$17.45	$15.14	$14.10	$11.81	$9.18
Number of accumulation units outstanding at end of period	27,636	21,150	15,658	2,817	531
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.31	$11.21
Value at end of period	$13.05	$11.31
Number of accumulation units outstanding at end of period	1,318	198
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.35
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	1,137
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.35	$11.70	$9.81
Value at end of period	$17.07	$13.35	$11.70
Number of accumulation units outstanding at end of period	13,827	6,506	1,199

CFI 153

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.39	$9.42	$8.68	$6.35	$9.915	$13.398	$19.011	$12.733	$9.923	$10.046
Value at end of period	$11.34	$10.39	$9.42	$8.68	$6.35	$9.915	$13.398	$19.011	$12.733	$9.923
Number of accumulation units outstanding at end of period	254,688	293,330	322,444	249,182	219,161	204,337	208,959	110,360	102,952	26,577
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.50	$10.63
Value at end of period	$12.12	$11.50
Number of accumulation units outstanding at end of period	6,014	4,570
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.40	$10.48
Value at end of period	$11.84	$11.40
Number of accumulation units outstanding at end of period	23	2
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.45	$12.27
Value at end of period	$15.28	$12.45
Number of accumulation units outstanding at end of period	4,783	207
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.40	$13.16	$11.97	$11.07
Value at end of period	$14.84	$13.40	$13.16	$11.97
Number of accumulation units outstanding at end of period	21,235	21,115	19,754	5,448
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.85
Value at end of period	$14.79
Number of accumulation units outstanding at end of period	7,134
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.89
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	532
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$13.81	$13.59	$12.44	$10.34
Value at end of period	$15.09	$13.81	$13.59	$12.44
Number of accumulation units outstanding at end of period	5,646	10,041	8,686	3,091

CFI 154

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.15	$10.12
Value at end of period	$14.20	$12.15
Number of accumulation units outstanding at end of period	908,574	737,045
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.99	$10.48
Value at end of period	$12.50	$10.99
Number of accumulation units outstanding at end of period	947	850
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.13	$10.00
Value at end of period	$10.76	$10.13
Number of accumulation units outstanding at end of period	132,596	153,988
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.50	$10.16
Value at end of period	$11.32	$10.50
Number of accumulation units outstanding at end of period	9,103	623
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.52	$11.41	$11.05	$10.73	$10.00
Value at end of period	$11.86	$11.52	$11.41	$11.05	$10.73
Number of accumulation units outstanding at end of period	127,859	107,135	76,587	25,166	10,892
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.38
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	2,555
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.17
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	2,756
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.60
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	584
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.85
Value at end of period	$11.72
Number of accumulation units outstanding at end of period	12,403

CFI 155

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.92	$10.41
Value at end of period	$12.17	$10.92
Number of accumulation units outstanding at end of period	17,886	524
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.08	$10.71
Value at end of period	$12.52	$11.08
Number of accumulation units outstanding at end of period	23,121	1,070
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.29	$10.55
Value at end of period	$12.85	$11.29
Number of accumulation units outstanding at end of period	15,839	1,685
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.32	$10.12
Value at end of period	$10.96	$10.32
Number of accumulation units outstanding at end of period	1,817	1,501
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.93
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	287
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.71	$15.63	$14.00	$11.04	$15.979	$21.462	$23.003	$15.623	$12.457	$12.277
Value at end of period	$18.17	$15.71	$15.63	$14.00	$11.04	$15.979	$21.462	$23.003	$15.623	$12.457
Number of accumulation units outstanding at end of period	56,833	71,052	83,153	60,766	60,378	55,243	39,672	10,435	25,784	1,514
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.95	$10.79
Value at end of period	$12.42	$10.95
Number of accumulation units outstanding at end of period	122,324	8,282
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.47	$9.93
Value at end of period	$12.39	$11.47
Number of accumulation units outstanding at end of period	398,751	332,844

CFI 156

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.13	$14.72	$12.94	$12.23
Value at end of period	$17.83	$15.13	$14.72	$12.94
Number of accumulation units outstanding at end of period	20,492	19,570	12,973	434
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.11	$19.14	$17.58	$13.57	$17.879	$20.125	$20.344	$16.806	$13.31	$13.042
Value at end of period	$22.55	$20.11	$19.14	$17.58	$13.57	$17.879	$20.125	$20.344	$16.806	$13.31
Number of accumulation units outstanding at end of period	130,094	131,087	141,510	121,622	108,908	103,379	84,136	61,161	51,412	18,429
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.88	$10.05	$8.85	$7.16	$9.632	$12.304	$13.016	$10.605	$8.713	$8.883
Value at end of period	$12.33	$10.88	$10.05	$8.85	$7.16	$9.632	$12.304	$13.016	$10.605	$8.713
Number of accumulation units outstanding at end of period	63,927	89,808	84,091	56,376	52,565	53,074	70,123	22,552	40,974	1,465
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$12.63	$12.33	$10.67	$8.32	$8.10
Value at end of period	$14.48	$12.63	$12.33	$10.67	$8.32
Number of accumulation units outstanding at end of period	63,369	60,219	42,392	9,136	29
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.09	$10.16
Value at end of period	$11.94	$11.09
Number of accumulation units outstanding at end of period	587,280	471,249
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.06	$10.36
Value at end of period	$12.69	$11.06
Number of accumulation units outstanding at end of period	2,247	1,332
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.05
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	7,462
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during July 1997)
Value at beginning of period	$18.68	$18.11	$16.73	$14.22	$16.021	$16.903	$17.177	$15.279	$13.204	$12.677
Value at end of period	$20.34	$18.68	$18.11	$16.73	$14.22	$16.021	$16.903	$17.177	$15.279	$13.204
Number of accumulation units outstanding at end of period	198,120	202,065	219,420	167,845	160,254	165,848	143,923	103,305	61,615	4,205

CFI 157

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.87	$11.14	$9.88
Value at end of period	$13.80	$11.87	$11.14
Number of accumulation units outstanding at end of period	3,730	3,615	157
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.02	$3.64	$3.72	$2.58	$4.449	$5.836	$9.202
Value at end of period	$4.27	$4.02	$3.64	$3.72	$2.58	$4.449	$5.836
Number of accumulation units outstanding at end of period	95,516	101,298	95,759	52,893	28,069	17,209	12,023
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$14.66	$13.70	$12.77	$10.24	$13.796	$17.087	$19.393	$16.691	$14.732	$12.312
Value at end of period	$16.57	$14.66	$13.70	$12.77	$10.24	$13.796	$17.087	$19.393	$16.691	$14.732
Number of accumulation units outstanding at end of period	519,176	563,988	637,201	440,193	481,869	525,252	499,790	341,405	326,490	44,425
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period	$15.72	$14.52	$13.69	$10.61	$15.095	$20.916	$24.006	$17.974	$13.192	$13.184
Value at end of period	$15.97	$15.72	$14.52	$13.69	$10.61	$15.095	$20.916	$24.006	$17.974	$13.192
Number of accumulation units outstanding at end of period	44,796	62,614	88,767	88,043	83,021	77,947	64,832	44,979	23,219	31
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.50
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	622
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$19.66	$18.85	$17.23	$13.80	$17.775	$20.796	$23.196	$18.859	$14.481	$14.043
Value at end of period	$22.29	$19.66	$18.85	$17.23	$13.80	$17.775	$20.796	$23.196	$18.859	$14.481
Number of accumulation units outstanding at end of period	254,587	271,230	278,889	239,183	204,821	177,687	104,346	61,200	51,170	1,083
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$20.95	$19.05	$16.51	$12.60	$14.481	$14.831	$12.498	$10.906	$9.624
Value at end of period	$22.69	$20.95	$19.05	$16.51	$12.60	$14.481	$14.831	$12.498	$10.906
Number of accumulation units outstanding at end of period	229,461	224,909	197,866	131,116	111,150	69,171	9,532	460	168
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$15.86	$14.90	$12.33	$9.15	$10.657	$10.517	$9.677	$8.827	$9.53
Value at end of period	$17.87	$15.86	$14.90	$12.33	$9.15	$10.657	$10.517	$9.677	$8.827
Number of accumulation units outstanding at end of period	79,276	73,087	63,034	36,243	25,189	7,455	3,796	1,538	330

CFI 158

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$16.49	$16.16	$15.57	$14.80	$13.805	$12.829	$11.824	$12.038	$11.249	$10.587
Value at end of period	$16.98	$16.49	$16.16	$15.57	$14.80	$13.805	$12.829	$11.824	$12.038	$11.249
Number of accumulation units outstanding at end of period	300,213	281,338	259,920	191,372	174,257	129,865	59,398	54,350	50,220	11,619
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$11.06	$9.56	$8.24	$6.31	$8.696	$11.545	$14.643	$9.778	$8.935
Value at end of period	$13.51	$11.06	$9.56	$8.24	$6.31	$8.696	$11.545	$14.643	$9.778
Number of accumulation units outstanding at end of period	13,808	12,490	15,207	5,882	4,455	3,614	4,130	417	182
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.94	$11.95	$10.28	$8.00	$9.92
Value at end of period	$16.57	$12.94	$11.95	$10.28	$8.00
Number of accumulation units outstanding at end of period	33,438	29,828	25,396	3,821	176
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.31	$10.35	$9.38	$6.94	$8.83
Value at end of period	$12.06	$11.31	$10.35	$9.38	$6.94
Number of accumulation units outstanding at end of period	2,245	2,996	6,324	2,910	222
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$12.89	$12.65	$12.65	$12.67	$12.594	$12.246	$11.632	$11.187	$10.72	$10.322
Value at end of period	$13.38	$12.89	$12.65	$12.65	$12.67	$12.594	$12.246	$11.632	$11.187	$10.72
Number of accumulation units outstanding at end of period	275,899	258,944	265,396	217,302	184,653	134,427	57,153	47,453	43,461	1,863
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during July 1997)
Value at beginning of period	$20.81	$14.72	$13.21	$10.22	$10.554	$12.688	$10.831	$9.594	$12.062	$12.407
Value at end of period	$25.07	$20.81	$14.72	$13.21	$10.22	$10.554	$12.688	$10.831	$9.594	$12.062
Number of accumulation units outstanding at end of period	20,923	18,056	9,989	4,884	4,527	4,113	3,763	3,378	2,961	791
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.48	$13.90	$11.54
Value at end of period	$20.86	$15.48	$13.90
Number of accumulation units outstanding at end of period	26,633	20,545	9,097
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.07	$7.47	$6.85	$5.00	$7.19
Value at end of period	$8.99	$8.07	$7.47	$6.85	$5.00
Number of accumulation units outstanding at end of period	8,082	6,678	6,479	6,115	2,545
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$24.57	$22.52	$19.89	$14.62	$19.251	$18.707	$17.713	$13.68	$13.674	$12.485
Value at end of period	$28.40	$24.57	$22.52	$19.89	$14.62	$19.251	$18.707	$17.713	$13.68	$13.674
Number of accumulation units outstanding at end of period	102,125	98,166	95,884	56,457	42,680	28,140	10,887	6,350	5,235	125

CFI 159

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$16.22	$15.78	$14.77	$13.13	$13.875	$14.363	$13.848	$13.067	$12.348	$11.009
Value at end of period	$17.39	$16.22	$15.78	$14.77	$13.13	$13.875	$14.363	$13.848	$13.067	$12.348
Number of accumulation units outstanding at end of period	40,538	55,214	52,554	38,277	42,975	42,207	33,688	38,755	62,453	6,221
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$16.72	$15.91	$14.35	$11.66	$13.668	$15.616	$15.886	$14.039	$13.602	$11.629
Value at end of period	$18.73	$16.72	$15.91	$14.35	$11.66	$13.668	$15.616	$15.886	$14.039	$13.602
Number of accumulation units outstanding at end of period	163,468	149,811	137,115	92,838	91,473	76,586	52,034	33,325	55,886	24,508
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$16.20	$15.64	$14.34	$12.13	$13.547	$14.719	$14.813	$13.582	$12.959	$11.292
Value at end of period	$17.83	$16.20	$15.64	$14.34	$12.13	$13.547	$14.719	$14.813	$13.582	$12.959
Number of accumulation units outstanding at end of period	352,445	375,249	381,483	78,984	79,096	75,355	51,578	40,690	38,257	12,847
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period	$19.36	$18.28	$16.77	$13.60	$18.563	$20.756	$19.033	$16.085	$13.281	$12.796
Value at end of period	$22.22	$19.36	$18.28	$16.77	$13.60	$18.563	$20.756	$19.033	$16.085	$13.281
Number of accumulation units outstanding at end of period	63,431	64,680	63,731	44,765	40,581	31,765	10,459	4,556	3,648	17
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.47
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	1,353
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$24.44	$22.88	$21.30	$18.88	$20.39	$21.623	$22.35	$17.818	$13.409	$11.587
Value at end of period	$26.78	$24.44	$22.88	$21.30	$18.88	$20.39	$21.623	$22.35	$17.818	$13.409
Number of accumulation units outstanding at end of period	349	349	259,170	215,752	191,001	160,979	105,285	78,372	37,434	14,527
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$17.53	$17.36	$16.88	$16.03	$14.662	$13.753	$13.08	$13.009	$12.049	$11.571
Value at end of period	$18.07	$17.53	$17.36	$16.88	$16.03	$14.662	$13.753	$13.08	$13.009	$12.049
Number of accumulation units outstanding at end of period	9	1	63,822	55,454	54,354	30,937	31,503	25,083	13,507	700
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$17.94	$17.13	$16.52	$13.46	$18.263	$23.796	$28.515	$17.522	$13.735	$12.089
Value at end of period	$20.99	$17.94	$17.13	$16.52	$13.46	$18.263	$23.796	$28.515	$17.522	$13.735
Number of accumulation units outstanding at end of period	14	148	340,989	322,654	357,052	331,090	256,821	199,510	202,768	59,673

CFI 160

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.63	$11.38	$10.21	$7.88	$8.94
Value at end of period	$13.50	$11.63	$11.38	$10.21	$7.88
Number of accumulation units outstanding at end of period	183,987	161,066	128,258	44,247	4,841
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.55	$12.65	$10.30	$8.35	$9.73
Value at end of period	$15.04	$13.55	$12.65	$10.30	$8.35
Number of accumulation units outstanding at end of period	90,240	83,539	58,607	20,087	821
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.46
Value at end of period	$10.71
Number of accumulation units outstanding at end of period	1,407
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.48	$11.34	$10.16
Value at end of period	$14.80	$12.48	$11.34
Number of accumulation units outstanding at end of period	16,952	12,778	6,475
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$40.60	$29.05	$21.46
Value at end of period	$50.29	$40.60	$29.05
Number of accumulation units outstanding at end of period	27,689	26,875	10,521
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.74	$10.97
Value at end of period	$13.36	$11.74
Number of accumulation units outstanding at end of period	3,802	107
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.11	$10.66	$9.65
Value at end of period	$12.18	$11.11	$10.66
Number of accumulation units outstanding at end of period	94,632	87,926	37,977
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.91	$10.80	$10.28
Value at end of period	$10.88	$10.91	$10.80
Number of accumulation units outstanding at end of period	22,705	20,396	9,234

CFI 161

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.71	$11.20	$9.72	$8.01	$9.68
Value at end of period	$14.19	$11.71	$11.20	$9.72	$8.01
Number of accumulation units outstanding at end of period	88,223	56,563	23,517	11,191	3,830
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$10.70	$10.19	$9.25	$8.21
Value at end of period	$12.35	$10.70	$10.19	$9.25
Number of accumulation units outstanding at end of period	10,781	5,591	3,825	1,408
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.75	$10.66	$9.80
Value at end of period	$11.54	$10.75	$10.66
Number of accumulation units outstanding at end of period	14,703	10,596	7,083
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.37	$14.40	$11.92	$8.76	$10.44
Value at end of period	$17.13	$15.37	$14.40	$11.92	$8.76
Number of accumulation units outstanding at end of period	40,198	46,118	31,913	6,469	290
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.15	$11.63	$10.28
Value at end of period	$12.52	$11.15	$11.63
Number of accumulation units outstanding at end of period	41,605	20,252	7,383
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.24	$10.83	$10.07
Value at end of period	$13.44	$12.24	$10.83
Number of accumulation units outstanding at end of period	244,820	184,670	66,318
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.49	$11.42	$10.12
Value at end of period	$14.79	$12.49	$11.42
Number of accumulation units outstanding at end of period	31,002	22,351	12,680
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.76	$11.59	$9.73
Value at end of period	$13.62	$12.76	$11.59
Number of accumulation units outstanding at end of period	8,691	5,277	2,513
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.09	$10.83	$10.03
Value at end of period	$12.94	$11.09	$10.83
Number of accumulation units outstanding at end of period	76,720	68,544	27,631

CFI 162

Condensed Financial Information (continued)

TABLE 18

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 1999)
Value at beginning of period	$10.02	$9.30	$8.82	$6.89	$9.205	$12.132	$13.767	$10.00
Value at end of period	$10.53	$10.02	$9.30	$8.82	$6.89	$9.205	$12.132	$13.767
Number of accumulation units outstanding at end of period	43,961	28,474	30,095	19,874	17,764	9,957	1,965	251
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period	$8.73	$8.38	$7.77	$6.32	$7.564	$9.912	$11.728	$10.373
Value at end of period	$10.07	$8.73	$8.38	$7.77	$6.32	$7.564	$9.912	$11.728
Number of accumulation units outstanding at end of period	68,774	58,391	58,398	35,062	41,825	30,661	24,518	281
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during January 2001)
Value at beginning of period	$31.95	$30.91	$27.72	$21.67	$27.255	$31.141
Value at end of period	$36.93	$31.95	$30.91	$27.72	$21.67	$27.255
Number of accumulation units outstanding at end of period	1,554	1,520	2,145	2,251	2,226	4,491
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.74	$16.02	$14.96	$12.68	$14.591	$15.853	$16.546	$14.906	$13.068
Value at end of period	$18.01	$16.74	$16.02	$14.96	$12.68	$14.591	$15.853	$16.546	$14.906
Number of accumulation units outstanding at end of period	35,815	26,627	41,804	40,704	46,212	37,568	15,619	10,085	1,048
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.72	$11.46	$10.00
Value at end of period	$16.54	$13.72	$11.46
Number of accumulation units outstanding at end of period	37,909	17,827	26,520
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$20.00	$18.31	$16.63
Value at end of period	$24.02	$20.00	$18.31
Number of accumulation units outstanding at end of period	15,413	10,452	7,952
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$26.28	$22.73	$19.90	$15.66	$17.466	$20.124	$21.789	$17.729	$13.791	$13.502
Value at end of period	$29.04	$26.28	$22.73	$19.90	$15.66	$17.466	$20.124	$21.789	$17.729	$13.791
Number of accumulation units outstanding at end of period	237,295	228,606	198,818	110,439	100,695	87,802	56,051	45,203	5,768	110
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.60	$18.72	$16.97	$13.17	$16.029	$17.053	$15.902	$15.12	$13.695	$13.343
Value at end of period	$23.31	$19.60	$18.72	$16.97	$13.17	$16.029	$17.053	$15.902	$15.12	$13.695
Number of accumulation units outstanding at end of period	137,310	147,293	191,321	132,197	114,751	91,020	31,932	39,294	4,490	589

CFI 163

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.52	$15.79	$15.44	$11.75	$17.003	$20.877	$23.71	$17.443	$12.643	$12.74
Value at end of period	$17.46	$16.52	$15.79	$15.44	$11.75	$17.003	$20.877	$23.71	$17.443	$12.643
Number of accumulation units outstanding at end of period	184,024	220,215	252,037	154,335	125,205	105,975	67,647	59,684	13,478	416
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$17.07	$14.50	$12.90	$9.10	$11.535	$14.795	$18.00	$13.108	$11.754	$11.651
Value at end of period	$19.93	$17.07	$14.50	$12.90	$9.10	$11.535	$14.795	$18.492	$13.108	$11.754
Number of accumulation units outstanding at end of period	26,422	29,078	27,192	11,515	14,368	11,538	8,320	9,933	1,860	5
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.91	$14.78	$12.08	$9.24	$11.74
Value at end of period	$18.40	$15.91	$14.78	$12.08	$9.24
Number of accumulation units outstanding at end of period	14,898	29,405	24,914	10,330	7,939
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.48	$12.61
Value at end of period	$12.56	$12.48
Number of accumulation units outstanding at end of period	3,075	139
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$13.92	$13.90	$12.77	$9.83	$9.92
Value at end of period	$16.42	$13.92	$13.90	$12.77	$9.83
Number of accumulation units outstanding at end of period	2,692	5,135	8,955	621	1
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.17	$9.70
Value at end of period	$9.90	$10.17
Number of accumulation units outstanding at end of period	128,313	167,082
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.88	$13.01	$10.84	$8.09	$10.20
Value at end of period	$15.85	$13.88	$13.01	$10.84	$8.09
Number of accumulation units outstanding at end of period	10,730	10,290	8,794	1,689	663
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.56
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	158

CFI 164

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$15.42	$14.52	$11.48	$8.69	$8.85
Value at end of period	$17.58	$15.42	$14.52	$11.48	$8.69
Number of accumulation units outstanding at end of period	14,490	8,984	15,392	3,277	122
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.83
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	210
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$18.28	$17.79	$16.58	$11.92	$11.21
Value at end of period	$20.58	$18.28	$17.79	$16.58	$11.92
Number of accumulation units outstanding at end of period	2,661	3,280	4,387	1,487	46
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.22	$10.92
Value at end of period	$12.64	$11.22
Number of accumulation units outstanding at end of period	2,067	21
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.84	$10.01
Value at end of period	$13.10	$11.84
Number of accumulation units outstanding at end of period	8,095	562
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.87
Value at end of period	$9.88
Number of accumulation units outstanding at end of period	799
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.90	$8.51	$7.83	$6.21	$6.51
Value at end of period	$9.87	$8.90	$8.51	$7.83	$6.21
Number of accumulation units outstanding at end of period	381	3,688	5,467	2,210	100
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$10.97	$10.88	$10.12	$8.28	$8.63
Value at end of period	$11.78	$10.97	$10.88	$10.12	$8.28
Number of accumulation units outstanding at end of period	3,904	6,979	4,113	2,042	16

CFI 165

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.42	$10.91
Value at end of period	$18.02	$13.42
Number of accumulation units outstanding at end of period	9,723	2,568
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.19	$14.87	$12.65	$9.88	$12.191	$16.869	$21.211	$13.538	$11.633
Value at end of period	$19.56	$16.19	$14.87	$12.65	$9.88	$12.191	$16.869	$21.211	$13.538
Number of accumulation units outstanding at end of period	25,625	31,456	39,743	32,187	29,311	25,607	14,556	7,463	3,300
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.11	$14.08	$11.80	$9.18	$9.50
Value at end of period	$17.41	$15.11	$14.08	$11.80	$9.18
Number of accumulation units outstanding at end of period	13,439	11,724	6,863	2,300	220
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.03
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	2,373
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.90
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	1,196
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.34	$11.69	$9.90
Value at end of period	$17.05	$13.34	$11.69
Number of accumulation units outstanding at end of period	5,833	2,384	981
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.34	$9.38	$8.65	$6.33	$9.887	$13.367	$18.976	$12.716	$9.915	$10.039
Value at end of period	$11.28	$10.34	$9.38	$8.65	$6.33	$9.887	$13.367	$18.976	$12.716	$9.915
Number of accumulation units outstanding at end of period	87,544	104,360	113,873	94,672	72,342	68,031	44,716	34,563	6,017	16

CFI 166

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING LEGG MASON PARTNERS LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.76	$9.56
Value at end of period	$11.08	$10.76
Number of accumulation units outstanding at end of period	20,841	19,654
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.49	$10.95
Value at end of period	$12.11	$11.49
Number of accumulation units outstanding at end of period	2,665	957
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.15
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	1,231
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.40	$11.03
Value at end of period	$11.83	$11.40
Number of accumulation units outstanding at end of period	1,131	41
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.44	$10.95
Value at end of period	$15.26	$12.44
Number of accumulation units outstanding at end of period	5,301	360
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.38	$13.15	$11.96	$11.20
Value at end of period	$14.82	$13.38	$13.15	$11.96
Number of accumulation units outstanding at end of period	59,560	89,822	61,818	82
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.42	$10.06
Value at end of period	$14.78	$11.42
Number of accumulation units outstanding at end of period	1,840	1,224
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.76
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	732

CFI 167

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$13.78	$13.56	$12.43	$9.64	$9.07
Value at end of period	$15.05	$13.78	$13.56	$12.43	$9.64
Number of accumulation units outstanding at end of period	11,135	16,836	15,796	5,105	3
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.15	$10.12
Value at end of period	$13.61	$12.15
Number of accumulation units outstanding at end of period	484,189	520,551
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.99	$10.57
Value at end of period	$12.49	$10.99
Number of accumulation units outstanding at end of period	3,934	22
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.12	$9.99
Value at end of period	$10.75	$10.12
Number of accumulation units outstanding at end of period	108,134	138,695
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.49	$10.45
Value at end of period	$11.31	$10.49
Number of accumulation units outstanding at end of period	4,007	146
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.50	$11.39	$11.04	$10.73	$10.15
Value at end of period	$11.83	$11.50	$11.39	$11.04	$10.73
Number of accumulation units outstanding at end of period	34,960	93,171	79,788	16,759	4,887
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.57
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.98
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	1,034

CFI 168

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.22
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	154
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.69	$10.61
Value at end of period	$11.71	$10.69
Number of accumulation units outstanding at end of period	5,347	4,440
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.92	$10.73
Value at end of period	$12.16	$10.92
Number of accumulation units outstanding at end of period	15,283	3,004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.08	$10.82
Value at end of period	$12.50	$11.08
Number of accumulation units outstanding at end of period	2,582	83
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.29	$10.87
Value at end of period	$12.84	$11.29
Number of accumulation units outstanding at end of period	4,650	68
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.31	$10.15
Value at end of period	$10.95	$10.31
Number of accumulation units outstanding at end of period	351	6
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.77
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.00
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	669

CFI 169

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$15.64	$15.57	$13.94	$11.01	$15.934	$21.412	$22.961	$15.602	$14.846
Value at end of period	$18.07	$15.64	$15.57	$13.94	$11.01	$15.934	$21.412	$22.961	$15.602
Number of accumulation units outstanding at end of period	40,272	57,732	64,681	44,713	38,125	32,216	12,813	3,853	1,488
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.94	$10.76
Value at end of period	$12.41	$10.94
Number of accumulation units outstanding at end of period	19,552	10,344
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.46
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	272,768
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$15.11	$14.70	$12.94	$11.44
Value at end of period	$17.80	$15.11	$14.70	$12.94
Number of accumulation units outstanding at end of period	28,964	31,357	14,049	526
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$20.02	$19.06	$17.52	$13.53	$17.829	$20.079	$20.307	$16.784	$14.258
Value at end of period	$22.43	$20.02	$19.06	$17.52	$13.53	$17.829	$20.079	$20.307	$16.784
Number of accumulation units outstanding at end of period	62,741	88,139	103,951	63,306	48,566	44,138	25,973	23,320	2,769
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.83	$10.01	$8.82	$7.13	$9.605	$12.275	$12.993	$10.591	$10.008
Value at end of period	$12.26	$10.83	$10.01	$8.82	$7.13	$9.605	$12.275	$12.993	$10.591
Number of accumulation units outstanding at end of period	44,742	49,072	61,545	45,679	44,242	42,534	27,356	20,445	121
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.61
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	204
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.60	$12.31	$10.66	$8.32	$8.80
Value at end of period	$14.44	$12.60	$12.31	$10.66	$8.32
Number of accumulation units outstanding at end of period	15,119	13,175	20,591	3,060	132

CFI 170

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.08	$10.16
Value at end of period	$11.93	$11.08
Number of accumulation units outstanding at end of period	250,896	276,512
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.05	$10.67
Value at end of period	$12.68	$11.05
Number of accumulation units outstanding at end of period	6,786	4,570
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.10
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	15,094
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1997)
Value at beginning of period	$18.59	$18.03	$16.66	$14.17	$15.976	$16.864	$17.146	$15.259	$13.194	$12.915
Value at end of period	$20.23	$18.59	$18.03	$16.66	$14.17	$15.976	$16.864	$17.146	$15.259	$13.194
Number of accumulation units outstanding at end of period	210,713	236,692	266,424	99,803	60,447	60,130	45,823	79,953	10,484	294
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.86	$10.38
Value at end of period	$13.78	$11.86
Number of accumulation units outstanding at end of period	1,026	1
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$4.01	$3.63	$3.71	$2.58	$4.445	$5.834	$9.939
Value at end of period	$4.25	$4.01	$3.63	$3.71	$2.58	$4.445	$5.834
Number of accumulation units outstanding at end of period	43,128	51,987	52,631	47,125	20,196	19,650	0
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.59	$13.64	$12.73	$10.21	$13.00	$17.047	$19.358	$16.669	$14.72	$14.52
Value at end of period	$16.48	$14.59	$13.64	$12.73	$10.21	$13.757	$17.047	$19.358	$16.669	$14.72
Number of accumulation units outstanding at end of period	325,909	370,045	389,153	290,139	283,693	294,162	221,198	143,472	33,836	570

CFI 171

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.65	$14.47	$13.65	$10.58	$15.059	$20.878	$23.973	$17.958	$13.188	$13.325
Value at end of period	$15.89	$15.65	$14.47	$13.65	$10.58	$15.059	$20.878	$23.973	$17.958	$13.188
Number of accumulation units outstanding at end of period	37,484	50,037	47,812	27,283	24,310	18,105	9,211	14,643	1,761	37
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.59
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	289
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.57	$18.77	$17.17	$13.76	$17.728	$20.751	$23.158	$18.837	$14.472	$14.078
Value at end of period	$22.18	$19.57	$18.77	$17.17	$13.76	$17.728	$20.751	$23.158	$18.837	$14.472
Number of accumulation units outstanding at end of period	138,038	154,079	166,098	160,364	135,043	112,980	76,997	65,999	10,488	215
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$20.87	$18.98	$16.46	$12.57	$14.454	$14.811	$12.487	$10.902	$9.00
Value at end of period	$22.59	$20.87	$18.98	$16.46	$12.57	$14.454	$14.811	$12.487	$10.902
Number of accumulation units outstanding at end of period	103,878	138,563	149,316	91,228	69,607	37,048	5,612	1,327	3
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period	$15.80	$14.85	$12.30	$9.13	$10.637	$10.503	$9.669	$8.476
Value at end of period	$17.79	$15.80	$14.85	$12.30	$9.13	$10.637	$10.503	$9.669
Number of accumulation units outstanding at end of period	48,712	56,931	50,782	24,475	24,800	8,426	1,063	1,596
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$16.41	$16.09	$15.51	$14.75	$13.00	$12.80	$11.803	$12.022	$11.24	$11.219
Value at end of period	$16.89	$16.41	$16.09	$15.51	$14.75	$13.766	$12.80	$11.803	$12.022	$11.24
Number of accumulation units outstanding at end of period	121,216	159,531	147,951	85,778	85,507	68,466	17,651	24,571	2,532	6
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period	$11.01	$9.53	$8.22	$6.29	$8.68	$11.53	$14.631	$9.80
Value at end of period	$13.45	$11.01	$9.53	$8.22	$6.29	$8.68	$11.53	$14.631
Number of accumulation units outstanding at end of period	10,953	10,641	11,277	9,763	7,563	5,098	1,911	767
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.91	$11.93	$10.27	$7.99	$10.20
Value at end of period	$16.53	$12.91	$11.93	$10.27	$7.99
Number of accumulation units outstanding at end of period	8,661	22,145	20,980	4,740	2,454

CFI 172

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.28	$10.34	$9.37	$6.93	$7.94
Value at end of period	$12.03	$11.28	$10.34	$9.37	$6.93
Number of accumulation units outstanding at end of period	8,043	10,685	6,064	1,308	40
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.83	$12.59	$12.60	$12.62	$12.559	$12.218	$11.611	$11.172	$10.711	$10.663
Value at end of period	$13.31	$12.83	$12.59	$12.60	$12.62	$12.559	$12.218	$11.611	$11.172	$10.711
Number of accumulation units outstanding at end of period	171,087	167,862	206,605	192,899	162,881	121,077	39,771	25,798	6,784	145
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during August 1998)
Value at beginning of period	$20.72	$14.66	$13.16	$10.19	$10.525	$12.659	$10.812	$9.581	$8.98
Value at end of period	$24.94	$20.72	$14.66	$13.16	$10.19	$10.525	$12.659	$10.812	$9.581
Number of accumulation units outstanding at end of period	16,329	16,882	9,793	3,148	2,324	2,203	1,087	1,354	31
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.46	$13.90	$10.92
Value at end of period	$20.83	$15.46	$13.90
Number of accumulation units outstanding at end of period	23,038	14,112	3,097
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.05	$7.46	$6.85	$4.99	$5.22
Value at end of period	$8.96	$8.05	$7.46	$6.85	$4.99
Number of accumulation units outstanding at end of period	9,466	10,366	4,124	1,863	9
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.47	$22.43	$19.83	$14.58	$19.205	$18.673	$17.689	$13.668	$13.669	$13.331
Value at end of period	$28.26	$24.47	$22.43	$19.83	$14.58	$19.205	$18.673	$17.689	$13.668	$13.669
Number of accumulation units outstanding at end of period	36,971	44,759	52,216	46,693	33,179	22,421	7,637	7,548	6,323	650
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.14	$15.72	$14.71	$13.09	$13.836	$14.33	$13.823	$13.05	$12.338	$12.223
Value at end of period	$17.30	$16.14	$15.72	$14.71	$13.09	$13.836	$14.33	$13.823	$13.05	$12.338
Number of accumulation units outstanding at end of period	47,213	49,574	47,464	28,751	28,653	30,464	23,916	23,031	3,369	851
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.64	$15.84	$14.30	$11.63	$13.00	$15.58	$15.857	$14.02	$13.00	$13.275
Value at end of period	$18.63	$16.64	$15.84	$14.30	$11.63	$13.63	$15.58	$15.857	$14.02	$13.59
Number of accumulation units outstanding at end of period	72,441	78,885	60,403	51,467	46,766	44,706	28,871	29,411	9,573	42

CFI 173

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.12	$15.57	$14.28	$12.09	$13.508	$14.685	$14.786	$13.564	$12.949	$12.904
Value at end of period	$17.73	$16.12	$15.57	$14.28	$12.09	$13.508	$14.685	$14.786	$13.564	$12.949
Number of accumulation units outstanding at end of period	67,305	77,120	74,480	75,675	58,967	57,924	47,415	51,462	14,611	14
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.27	$18.21	$16.71	$13.56	$18.519	$20.718	$19.007	$16.071	$13.276	$12.952
Value at end of period	$22.12	$19.27	$18.21	$16.71	$13.56	$18.519	$20.718	$19.007	$16.071	$13.276
Number of accumulation units outstanding at end of period	19,655	37,553	36,915	29,575	20,408	12,380	1,299	1,480	1,219	46
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.83
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	904
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.74
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	204
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.99	$14.40	$12.05	$9.02	$12.657	$21.137	$31.343	$14.059	$10.587	$10.337
Value at end of period	$17.97	$15.99	$14.40	$12.05	$9.02	$12.657	$21.137	$31.343	$14.059	$10.587
Number of accumulation units outstanding at end of period	379	337	272,268	215,734	202,410	170,759	93,122	64,071	3,032	269
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$17.86	$17.05	$16.46	$13.42	$18.00	$23.741	$28.463	$17.499	$13.724	$14.565
Value at end of period	$20.88	$17.86	$17.05	$16.46	$13.42	$18.212	$23.741	$28.463	$17.499	$13.724
Number of accumulation units outstanding at end of period	96	83	212,534	169,055	164,665	151,241	90,052	65,151	14,918	971
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.61	$11.36	$10.20	$7.87	$9.56
Value at end of period	$13.46	$11.61	$11.36	$10.20	$7.87
Number of accumulation units outstanding at end of period	49,883	154,930	121,410	20,909	2,669

CFI 174

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.52	$12.63	$10.29	$8.34	$9.81
Value at end of period	$15.00	$13.52	$12.63	$10.29	$8.34
Number of accumulation units outstanding at end of period	37,123	50,215	34,990	14,828	4,007
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.48
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	83
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.47	$11.33	$10.09
Value at end of period	$14.78	$12.47	$11.33
Number of accumulation units outstanding at end of period	10,098	10,377	7,461
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$40.49	$28.98	$21.35
Value at end of period	$50.13	$40.49	$28.98
Number of accumulation units outstanding at end of period	20,234	21,224	14,273
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.74	$9.97
Value at end of period	$13.35	$11.74
Number of accumulation units outstanding at end of period	3,173	165
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.08	$10.63	$9.59
Value at end of period	$12.14	$11.08	$10.63
Number of accumulation units outstanding at end of period	11,720	5,787	956
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.90	$10.79	$10.46
Value at end of period	$10.87	$10.90	$10.79
Number of accumulation units outstanding at end of period	16,253	26,078	12,814
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.69	$11.18	$9.71	$8.01	$9.24
Value at end of period	$14.15	$11.69	$11.18	$9.71	$8.01
Number of accumulation units outstanding at end of period	28,728	16,204	12,889	15,160	6,329

CFI 175

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.68	$10.17	$9.24	$7.55	$8.24
Value at end of period	$12.32	$10.68	$10.17	$9.24	$7.55
Number of accumulation units outstanding at end of period	3,945	2,175	1,407	689	344
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.74	$10.66	$9.98
Value at end of period	$11.53	$10.74	$10.66
Number of accumulation units outstanding at end of period	3,707	1,441	1,600
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.34	$14.38	$11.90	$8.75	$10.63
Value at end of period	$17.08	$15.34	$14.38	$11.90	$8.75
Number of accumulation units outstanding at end of period	22,159	33,522	28,915	4,584	655
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.14	$11.62	$10.33
Value at end of period	$12.50	$11.14	$11.62
Number of accumulation units outstanding at end of period	16,265	8,303	1,237
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.23	$10.83	$10.05
Value at end of period	$13.42	$12.23	$10.83
Number of accumulation units outstanding at end of period	87,290	70,504	39,555
WANGER SELECT
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.48	$11.42	$10.06
Value at end of period	$14.77	$12.48	$11.42
Number of accumulation units outstanding at end of period	8,700	5,489	1,444
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.75	$11.58	$10.42
Value at end of period	$13.60	$12.75	$11.58
Number of accumulation units outstanding at end of period	14,363	12,348	463
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.08	$10.83	$10.01
Value at end of period	$12.93	$11.08	$10.83
Number of accumulation units outstanding at end of period	53,142	48,482	42,278

CFI 176

Condensed Financial Information (continued)

TABLE 19

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$9.98	$9.28	$8.80	$6.87	$9.192	$12.121	$13.762	$9.693
Value at end of period	$10.49	$9.98	$9.28	$8.80	$6.87	$9.192	$12.121	$13.762
Number of accumulation units outstanding at end of period	39,918	12,129	8,932	6,641	3,373	2,162	1,957	518
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$8.70	$8.35	$7.75	$6.30	$7.554	$9.903	$11.724	$9.204
Value at end of period	$10.03	$8.70	$8.35	$7.75	$6.30	$7.554	$9.903	$11.724
Number of accumulation units outstanding at end of period	62,589	24,077	36,127	35,070	13,776	10,181	7,464	464
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.66	$15.95	$14.90	$12.64	$14.55	$15.816	$16.515	$14.886	$12.951	$11.071
Value at end of period	$17.91	$16.66	$15.95	$14.90	$12.64	$14.55	$15.816	$16.515	$14.886	$12.951
Number of accumulation units outstanding at end of period	13,334	13,393	14,502	9,193	8,800	9,675	23,265	53,770	48,553	37,416
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.71	$11.46	$10.03
Value at end of period	$16.52	$13.71	$11.46
Number of accumulation units outstanding at end of period	60,846	15,322	1,516
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$19.95	$18.27	$16.27
Value at end of period	$23.94	$19.95	$18.27
Number of accumulation units outstanding at end of period	47,470	7,980	2,724
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$26.16	$22.63	$19.82	$15.61	$17.416	$20.078	$21.749	$17.706	$13.78	$11.228
Value at end of period	$28.89	$26.16	$22.63	$19.82	$15.61	$17.416	$20.078	$21.749	$17.706	$13.78
Number of accumulation units outstanding at end of period	516,840	307,647	237,826	83,150	58,609	50,343	57,857	112,281	85,591	56,042
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.51	$18.64	$16.91	$13.12	$15.984	$17.013	$15.873	$15.10	$13.684	$10.805
Value at end of period	$23.18	$19.51	$18.64	$16.91	$13.12	$15.984	$17.013	$15.873	$15.10	$13.684
Number of accumulation units outstanding at end of period	169,167	97,136	110,055	41,132	28,002	24,882	36,840	77,294	62,313	40,977
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.45	$15.72	$15.39	$11.71	$16.955	$20.00	$23.667	$17.42	$12.632	$10.348
Value at end of period	$17.37	$16.45	$15.72	$15.39	$11.71	$16.955	$20.829	$23.667	$17.42	$12.632
Number of accumulation units outstanding at end of period	144,958	90,463	105,129	64,097	59,388	54,245	80,859	107,839	70,232	43,953

CFI 177

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.99	$14.43	$12.85	$9.06	$11.502	$14.761	$18.458	$13.091	$11.745	$10.662
Value at end of period	$19.83	$16.99	$14.43	$12.85	$9.06	$11.502	$14.761	$18.458	$13.091	$11.745
Number of accumulation units outstanding at end of period	27,614	17,245	26,653	12,473	7,740	6,014	7,202	10,801	9,778	6,203
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.87	$14.76	$12.06	$9.24	$11.50
Value at end of period	$18.35	$15.87	$14.76	$12.06	$9.24
Number of accumulation units outstanding at end of period	53,377	15,286	10,292	3,163	1,512
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.48	$11.48
Value at end of period	$12.55	$12.48
Number of accumulation units outstanding at end of period	5,453	1,448
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.89	$13.88	$12.75	$10.29
Value at end of period	$16.38	$13.89	$13.88	$12.75
Number of accumulation units outstanding at end of period	5,684	815	684	615
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.17	$9.70
Value at end of period	$9.89	$10.17
Number of accumulation units outstanding at end of period	97,703	71,962
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$13.86	$12.99	$10.83	$8.09	$8.37
Value at end of period	$15.81	$13.86	$12.99	$10.83	$8.09
Number of accumulation units outstanding at end of period	10,553	6,481	7,599	2,653	163
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.17
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	858

CFI 178

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.39	$14.51	$11.47	$8.69	$9.62
Value at end of period	$17.54	$15.39	$14.51	$11.47	$8.69
Number of accumulation units outstanding at end of period	50,549	20,706	16,631	2,542	35
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.46
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	20
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$18.24	$17.76	$16.56	$11.91	$11.87
Value at end of period	$20.53	$18.24	$17.76	$16.56	$11.91
Number of accumulation units outstanding at end of period	4,417	3,205	4,549	2,398	183
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.21	$10.79
Value at end of period	$12.63	$11.21
Number of accumulation units outstanding at end of period	4,093	174
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.83	$11.34
Value at end of period	$13.09	$11.83
Number of accumulation units outstanding at end of period	20,812	2,895
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.88	$8.50	$7.82	$6.21	$6.26
Value at end of period	$9.85	$8.88	$8.50	$7.82	$6.21
Number of accumulation units outstanding at end of period	1,021	657	81	887	439
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$10.95	$10.87	$10.11	$8.27	$7.81
Value at end of period	$11.75	$10.95	$10.87	$10.11	$8.27
Number of accumulation units outstanding at end of period	1,043	667	518	1,150	43
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.41	$11.60
Value at end of period	$18.01	$13.41
Number of accumulation units outstanding at end of period	21,219	2,733

CFI 179

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.11	$14.81	$12.60	$9.84	$12.156	$16.83	$21.173	$13.52	$11.484	$11.341
Value at end of period	$19.46	$16.11	$14.81	$12.60	$9.84	$12.156	$16.83	$21.173	$13.52	$11.484
Number of accumulation units outstanding at end of period	40,449	28,688	38,421	18,650	19,609	21,211	44,357	80,398	88,163	77,528
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.08	$14.06	$11.79	$9.17	$8.83
Value at end of period	$17.37	$15.08	$14.06	$11.79	$9.17
Number of accumulation units outstanding at end of period	17,947	6,179	2,497	554	94
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.30	$11.20
Value at end of period	$13.03	$11.30
Number of accumulation units outstanding at end of period	1,527	458
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.31
Value at end of period	$11.27
Number of accumulation units outstanding at end of period	1,046
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.33	$11.69	$9.74
Value at end of period	$17.03	$13.33	$11.69
Number of accumulation units outstanding at end of period	17,080	6,690	521
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.29	$9.34	$8.61	$6.31	$9.859	$13.336	$18.942	$12.699	$9.907	$10.031
Value at end of period	$11.22	$10.29	$9.34	$8.61	$6.31	$9.859	$13.336	$18.942	$12.699	$9.907
Number of accumulation units outstanding at end of period	135,012	73,537	96,078	77,677	82,668	83,543	98,119	200,163	196,772	165,668
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.49	$10.94
Value at end of period	$12.10	$11.49
Number of accumulation units outstanding at end of period	6,479	549

CFI 180

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.00
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	717
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.39	$10.80
Value at end of period	$11.82	$11.39
Number of accumulation units outstanding at end of period	4,117	2,491
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.44	$10.80
Value at end of period	$15.25	$12.44
Number of accumulation units outstanding at end of period	2,889	1,214
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.37	$13.14	$11.96	$11.37
Value at end of period	$14.79	$13.37	$13.14	$11.96
Number of accumulation units outstanding at end of period	30,812	22,327	17,416	557
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.42	$11.11
Value at end of period	$14.76	$11.42
Number of accumulation units outstanding at end of period	15,471	130
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.48
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	70
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.75	$13.54	$12.42	$10.12
Value at end of period	$15.01	$13.75	$13.54	$12.42
Number of accumulation units outstanding at end of period	6,767	4,363	4,089	2,076
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.13	$10.42
Value at end of period	$14.15	$12.13
Number of accumulation units outstanding at end of period	503,672	360,152

CFI 181

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.49
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	37
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.12	$9.98
Value at end of period	$10.84	$10.12
Number of accumulation units outstanding at end of period	98,486	57,415
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.49	$10.25
Value at end of period	$11.30	$10.49
Number of accumulation units outstanding at end of period	11,288	2,233
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.48	$11.38	$11.03	$10.72	$10.06
Value at end of period	$11.80	$11.48	$11.38	$11.03	$10.72
Number of accumulation units outstanding at end of period	33,800	24,313	25,945	12,016	1,261
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.86
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	18,008
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.16
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	64
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.61
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	731
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.69	$10.40
Value at end of period	$11.70	$10.69
Number of accumulation units outstanding at end of period	28,240	1,757

CFI 182

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.92	$10.55
Value at end of period	$12.15	$10.92
Number of accumulation units outstanding at end of period	16,553	1,464
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.07	$10.79
Value at end of period	$12.49	$11.07
Number of accumulation units outstanding at end of period	23,517	4,488
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.28	$10.80
Value at end of period	$12.83	$11.28
Number of accumulation units outstanding at end of period	5,417	350
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.18
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	20
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.81
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	2,935
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.56	$15.50	$13.89	$10.97	$15.889	$21.363	$22.919	$15.582	$12.437	$12.258
Value at end of period	$17.97	$15.56	$15.50	$13.89	$10.97	$15.889	$21.363	$22.919	$15.582	$12.437
Number of accumulation units outstanding at end of period	50,052	27,649	32,796	32,812	30,277	28,373	51,927	77,458	75,920	79,382
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.94	$10.73
Value at end of period	$12.40	$10.94
Number of accumulation units outstanding at end of period	64,899	5,221
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.45	$10.24
Value at end of period	$12.35	$11.45
Number of accumulation units outstanding at end of period	272,350	183,985

CFI 183

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.10	$14.69	$12.81
Value at end of period	$17.77	$15.10	$14.69
Number of accumulation units outstanding at end of period	46,251	16,298	8,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.92	$18.98	$17.45	$13.48	$17.779	$20.032	$20.27	$16.762	$13.288	$13.021
Value at end of period	$22.31	$19.92	$18.98	$17.45	$13.48	$17.779	$20.032	$20.27	$16.762	$13.288
Number of accumulation units outstanding at end of period	81,985	55,822	63,612	23,142	23,649	25,440	34,241	62,597	60,127	42,110
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.78	$9.97	$8.78	$7.11	$9.578	$12.247	$12.969	$10.577	$8.698	$8.869
Value at end of period	$12.20	$10.78	$9.97	$8.78	$7.11	$9.578	$12.247	$12.969	$10.577	$8.698
Number of accumulation units outstanding at end of period	105,153	61,862	68,289	52,502	56,188	58,402	81,794	129,349	135,559	122,863
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$12.58	$12.30	$10.66	$8.31	$7.15
Value at end of period	$14.41	$12.58	$12.30	$10.66	$8.31
Number of accumulation units outstanding at end of period	24,864	6,189	5,507	4,603	307
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.07	$10.33
Value at end of period	$12.33	$11.07
Number of accumulation units outstanding at end of period	236,757	159,936
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.05	$10.93
Value at end of period	$12.67	$11.05
Number of accumulation units outstanding at end of period	15,542	2,792

CFI 184

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.33
Value at end of period	$12.31
Number of accumulation units outstanding at end of period	17,213
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 1997)
Value at beginning of period	$18.50	$17.95	$16.60	$14.13	$15.931	$16.825	$17.115	$15.239	$13.183	$11.13
Value at end of period	$20.12	$18.50	$17.95	$16.60	$14.13	$15.931	$16.825	$17.115	$15.239	$13.183
Number of accumulation units outstanding at end of period	397,173	150,929	156,016	75,376	70,353	72,759	165,556	224,431	275,681	250,060
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.85	$10.84
Value at end of period	$13.76	$11.85
Number of accumulation units outstanding at end of period	10,097	873
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$4.00	$3.62	$3.71	$2.58	$4.441	$5.832	$9.851
Value at end of period	$4.24	$4.00	$3.62	$3.71	$2.58	$4.441	$5.832
Number of accumulation units outstanding at end of period	39,142	15,143	26,215	22,386	13,750	8,802	3,756
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$14.52	$13.58	$12.68	$10.17	$13.718	$17.008	$19.323	$16.647	$14.708	$11.805
Value at end of period	$16.40	$14.52	$13.58	$12.68	$10.17	$13.718	$17.008	$19.323	$16.647	$14.708
Number of accumulation units outstanding at end of period	895,372	258,276	307,389	268,968	257,254	284,048	329,934	514,328	581,226	508,938
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period	$15.58	$14.41	$13.60	$10.55	$15.024	$20.839	$23.94	$17.943	$13.183	$13.348
Value at end of period	$15.82	$15.58	$14.41	$13.60	$10.55	$15.024	$20.839	$23.94	$17.943	$13.183
Number of accumulation units outstanding at end of period	35,322	24,712	21,180	27,924	22,629	19,163	16,705	25,113	14,989	118
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.64
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	7,480
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$19.48	$18.70	$17.10	$13.72	$17.681	$20.707	$23.12	$18.815	$14.463	$11.663
Value at end of period	$22.06	$19.48	$18.70	$17.10	$13.72	$17.681	$20.707	$23.12	$18.815	$14.463
Number of accumulation units outstanding at end of period	312,930	244,135	259,832	65,867	47,238	42,375	39,703	49,777	26,210	5,517

CFI 185

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$20.79	$18.92	$16.42	$12.54	$14.427	$14.791	$12.477	$10.898	$9.105
Value at end of period	$22.49	$20.79	$18.92	$16.42	$12.54	$14.427	$14.791	$12.477	$10.898
Number of accumulation units outstanding at end of period	180,401	116,592	89,723	27,867	12,024	5,029	5,064	933	96
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$15.74	$14.80	$12.26	$9.11	$10.618	$10.489	$9.661	$8.821	$9.569
Value at end of period	$17.71	$15.74	$14.80	$12.26	$9.11	$10.618	$10.489	$9.661	$8.821
Number of accumulation units outstanding at end of period	127,955	90,740	70,348	18,738	8,843	3,338	1,569	3,035	1,234
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.33	$16.02	$15.45	$14.70	$13.727	$12.77	$11.781	$12.006	$11.231	$10.476
Value at end of period	$16.80	$16.33	$16.02	$15.45	$14.70	$13.727	$12.77	$11.781	$12.006	$11.231
Number of accumulation units outstanding at end of period	176,238	62,041	65,146	64,925	63,808	62,226	58,437	88,391	106,179	89,517
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$10.97	$9.50	$8.20	$6.28	$8.664	$11.514	$14.618	$9.771	$9.763
Value at end of period	$13.39	$10.97	$9.50	$8.20	$6.28	$8.664	$11.514	$14.618	$9.771
Number of accumulation units outstanding at end of period	25,046	9,418	7,408	5,252	3,725	2,848	734	726	167
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.88	$11.91	$10.26	$7.99	$9.24
Value at end of period	$16.48	$12.88	$11.91	$10.26	$7.99
Number of accumulation units outstanding at end of period	100,267	76,291	64,416	6,534	2,944
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.26	$10.32	$9.36	$6.93	$7.36
Value at end of period	$11.99	$11.26	$10.32	$9.36	$6.93
Number of accumulation units outstanding at end of period	5,707	208	857	1,552	58
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$12.77	$12.54	$12.55	$12.58	$12.524	$12.189	$11.59	$11.158	$10.702	$10.264
Value at end of period	$13.24	$12.77	$12.54	$12.55	$12.58	$12.524	$12.189	$11.59	$11.158	$10.702
Number of accumulation units outstanding at end of period	185,984	61,014	103,759	102,165	82,720	76,506	59,675	87,883	76,594	44,265
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during January 1997)
Value at beginning of period	$20.62	$14.60	$13.11	$10.16	$10.495	$12.629	$10.792	$9.568	$12.042	$11.865
Value at end of period	$24.81	$20.62	$14.60	$13.11	$10.16	$10.495	$12.629	$10.792	$9.568	$12.042
Number of accumulation units outstanding at end of period	25,567	12,371	4,218	3,823	3,016	3,015	5,137	8,711	12,059	12,454

CFI 186

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.45	$13.89	$10.68
Value at end of period	$20.80	$15.45	$13.89
Number of accumulation units outstanding at end of period	33,924	19,441	10,565
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.03	$7.45	$6.84	$4.99	$5.63
Value at end of period	$8.94	$8.03	$7.45	$6.84	$4.99
Number of accumulation units outstanding at end of period	3,720	2,150	1,800	891	81
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period	$24.36	$22.35	$19.76	$14.54	$19.16	$18.638	$17.665	$13.657	$13.664	$13.709
Value at end of period	$28.13	$24.36	$22.35	$19.76	$14.54	$19.16	$18.638	$17.665	$13.657	$13.664
Number of accumulation units outstanding at end of period	74,969	76,125	87,891	16,987	15,129	13,689	13,933	12,873	9,141	119
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.06	$15.65	$14.66	$13.05	$13.797	$14.297	$13.798	$13.033	$12.328	$10.927
Value at end of period	$17.21	$16.06	$15.65	$14.66	$13.05	$13.797	$14.297	$13.798	$13.033	$12.328
Number of accumulation units outstanding at end of period	42,794	28,310	32,084	8,613	6,921	10,286	13,274	19,762	23,052	21,027
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.56	$15.77	$14.24	$11.59	$13.591	$15.544	$15.828	$14.002	$13.579	$11.525
Value at end of period	$18.53	$16.56	$15.77	$14.24	$11.59	$13.591	$15.544	$15.828	$14.002	$13.579
Number of accumulation units outstanding at end of period	88,680	78,752	77,380	22,301	17,410	17,200	25,072	43,436	26,911	6,392
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.05	$15.50	$14.23	$12.05	$13.47	$14.651	$14.759	$13.546	$12.938	$11.182
Value at end of period	$17.64	$16.05	$15.50	$14.23	$12.05	$13.47	$14.651	$14.759	$13.546	$12.938
Number of accumulation units outstanding at end of period	95,783	91,280	98,752	17,206	13,409	13,896	14,300	34,308	24,882	7,129
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period	$19.19	$18.14	$16.66	$13.52	$18.476	$20.679	$18.982	$16.057	$13.271	$13.244
Value at end of period	$22.01	$19.19	$18.14	$16.66	$13.52	$18.476	$20.679	$18.982	$16.057	$13.271
Number of accumulation units outstanding at end of period	48,861	45,111	54,582	15,335	10,167	9,254	7,948	5,973	4,025	47

CFI 187

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.06
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	2,287
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.30
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	109
JANUS ASPEN SERIES BALANCED PORTFOLIO
Value at beginning of period	$24.21	$22.68	$21.14	$18.75	$20.275	$21.523	$22.269	$17.771	$13.387	$11.09
Value at end of period	$26.49	$24.21	$22.68	$21.14	$18.75	$20.275	$21.523	$22.269	$17.771	$13.387
Number of accumulation units outstanding at end of period	15	7	99,265	52,946	44,165	69,826	75,248	71,007	36,442	15,461
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$17.36	$17.21	$16.75	$15.92	$14.579	$13.69	$13.032	$12.975	$12.029	$10.882
Value at end of period	$17.88	$17.36	$17.21	$16.75	$15.92	$14.579	$13.69	$13.032	$12.975	$12.029
Number of accumulation units outstanding at end of period	513	413	22,339	20,156	11,559	10,047	7,770	15,890	8,869	4,140
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
Value at beginning of period	$15.92	$14.33	$12.01	$8.99	$12.621	$21.088	$31.286	$14.04	$10.578	$9.498
Value at end of period	$17.88	$15.92	$14.33	$12.01	$8.99	$12.621	$21.088	$31.286	$14.04	$10.578
Number of accumulation units outstanding at end of period	289	12	161,764	96,156	76,205	77,962	111,951	150,087	103,123	77,340
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period	$17.77	$16.98	$16.39	$13.37	$18.161	$23.686	$28.411	$17.476	$13.712	$11.355
Value at end of period	$20.77	$17.77	$16.98	$16.39	$13.37	$18.161	$23.686	$28.411	$17.476	$13.712
Number of accumulation units outstanding at end of period	158	13	165,204	99,792	92,021	89,662	103,449	163,390	130,326	77,286
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.58	$11.34	$10.19	$7.87	$9.36
Value at end of period	$13.42	$11.58	$11.34	$10.19	$7.87
Number of accumulation units outstanding at end of period	83,275	24,995	37,600	7,118	663
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.49	$12.60	$10.28	$8.33	$8.82
Value at end of period	$14.96	$13.49	$12.60	$10.28	$8.33
Number of accumulation units outstanding at end of period	76,390	18,052	23,810	16,651	938

CFI 188

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.46	$11.33	$10.12
Value at end of period	$14.76	$12.46	$11.33
Number of accumulation units outstanding at end of period	20,029	7,179	2,962
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$40.38	$28.92	$21.66
Value at end of period	$49.97	$40.38	$28.92
Number of accumulation units outstanding at end of period	53,110	14,542	7,115
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.73	$11.11
Value at end of period	$13.34	$11.73
Number of accumulation units outstanding at end of period	7,787	998
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.05	$10.61	$9.54
Value at end of period	$12.10	$11.05	$10.61
Number of accumulation units outstanding at end of period	61,840	15,096	3,783
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.89	$10.79	$10.43
Value at end of period	$10.85	$10.89	$10.79
Number of accumulation units outstanding at end of period	23,310	11,316	4,166
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.66	$11.16	$9.70	$8.00	$8.37
Value at end of period	$14.12	$11.66	$11.16	$9.70	$8.00
Number of accumulation units outstanding at end of period	133,240	55,242	37,929	2,451	254
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$10.65	$10.15	$9.23	$7.54	$7.99
Value at end of period	$12.28	$10.65	$10.15	$9.23	$7.54
Number of accumulation units outstanding at end of period	13,980	7,027	3,419	739	389
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.74	$10.65	$10.35
Value at end of period	$11.51	$10.74	$10.65
Number of accumulation units outstanding at end of period	18,323	2,134	2,409

CFI 189

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.31	$14.35	$11.89	$8.75	$9.63
Value at end of period	$17.04	$15.31	$14.35	$11.89	$8.75
Number of accumulation units outstanding at end of period	30,476	13,974	6,178	2,160	1,148
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.13	$11.62	$10.76
Value at end of period	$12.48	$11.13	$11.62
Number of accumulation units outstanding at end of period	53,829	10,088	1,133
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.22	$10.82	$9.90
Value at end of period	$13.40	$12.22	$10.82
Number of accumulation units outstanding at end of period	154,499	32,998	9,197
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.47	$11.42	$9.43
Value at end of period	$14.76	$12.47	$11.42
Number of accumulation units outstanding at end of period	36,890	2,968	1,239
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.74	$11.58	$9.99
Value at end of period	$13.58	$12.74	$11.58
Number of accumulation units outstanding at end of period	15,593	1,261	24
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.07	$10.82	$10.18
Value at end of period	$12.91	$11.07	$10.82
Number of accumulation units outstanding at end of period	73,234	20,787	8,984

CFI 190

Condensed Financial Information (continued)

TABLE 20

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$9.95	$9.25	$8.78	$6.86	$9.18	$12.111	$13.758	$10.195
Value at end of period	$10.45	$9.95	$9.25	$8.78	$6.86	$9.18	$12.111	$13.758
Number of accumulation units outstanding at end of period	43,185	14,762	4,519	21,903	15,354	6,231	1,368	218
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.67	$8.33	$7.74	$6.29	$7.544	$9.895	$11.72	$9.601
Value at end of period	$9.99	$8.67	$8.33	$7.74	$6.29	$7.544	$9.895	$11.72
Number of accumulation units outstanding at end of period	61,963	19,431	4,805	54,658	43,800	31,088	15,556	179
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$16.58	$15.88	$14.85	$12.59	$14.509	$15.78	$16.485	$14.867	$13.354
Value at end of period	$17.82	$16.58	$15.88	$14.85	$12.59	$14.509	$15.78	$16.485	$14.867
Number of accumulation units outstanding at end of period	16,044	17,247	11,929	12,575	12,326	2,958	8,799	6,433	2,926
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.70	$11.45	$10.22
Value at end of period	$16.49	$13.70	$11.45
Number of accumulation units outstanding at end of period	8,646	4,357	214
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$19.89	$18.23	$16.22
Value at end of period	$23.87	$19.89	$18.23
Number of accumulation units outstanding at end of period	9,913	11,287	1,333
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$26.03	$22.53	$19.75	$15.56	$17.367	$20.031	$21.71	$17.683	$13.768	$12.889
Value at end of period	$28.74	$26.03	$22.53	$19.75	$15.56	$17.367	$20.031	$21.71	$17.683	$13.768
Number of accumulation units outstanding at end of period	73,890	67,723	36,012	68,670	46,506	35,773	35,454	29,986	29,528	27
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$19.42	$18.56	$16.84	$13.08	$15.939	$16.974	$15.844	$15.08	$14.168
Value at end of period	$23.06	$19.42	$18.56	$16.84	$13.08	$15.939	$16.974	$15.844	$15.08
Number of accumulation units outstanding at end of period	62,250	47,941	28,000	70,821	50,747	31,625	30,503	21,440	13,584

CFI 191

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$16.37	$15.66	$15.33	$11.68	$16.907	$20.781	$23.624	$17.397	$13.438
Value at end of period	$17.28	$16.37	$15.66	$15.33	$11.68	$16.907	$20.781	$23.624	$17.397
Number of accumulation units outstanding at end of period	94,279	86,202	49,508	197,515	154,272	85,637	71,710	55,527	58,305
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$16.90	$14.37	$12.80	$9.03	$11.47	$14.727	$18.424	$13.074	$12.43
Value at end of period	$19.72	$16.90	$14.37	$12.80	$9.03	$11.47	$14.727	$18.424	$13.074
Number of accumulation units outstanding at end of period	15,843	9,272	7,735	14,662	4,490	2,349	3,777	2,471	5,797
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.83	$14.73	$12.05	$9.23	$10.06
Value at end of period	$18.30	$15.83	$14.73	$12.05	$9.23
Number of accumulation units outstanding at end of period	9,892	8,091	2,444	4,293	1,437
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.48	$11.67
Value at end of period	$12.54	$12.48
Number of accumulation units outstanding at end of period	690	2
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.86	$13.85	$12.74	$9.82	$10.14
Value at end of period	$16.34	$13.86	$13.85	$12.74	$9.82
Number of accumulation units outstanding at end of period	504	899	717	1,028	80
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$9.70
Value at end of period	$9.88	$10.16
Number of accumulation units outstanding at end of period	44,700	42,484
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.83	$12.98	$10.82	$8.08	$8.97
Value at end of period	$15.77	$13.83	$12.98	$10.82	$8.08
Number of accumulation units outstanding at end of period	4,969	2,082	571	2,295	539

CFI 192

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.37	$14.49	$11.46	$8.69	$8.62
Value at end of period	$17.50	$15.37	$14.49	$11.46	$8.69
Number of accumulation units outstanding at end of period	13,409	9,472	1,809	2,646	227
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.20	$17.73	$16.55	$12.31
Value at end of period	$20.48	$18.20	$17.73	$16.55
Number of accumulation units outstanding at end of period	1,038	1,089	607	737
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.21	$10.81
Value at end of period	$12.61	$11.21
Number of accumulation units outstanding at end of period	1,393	1
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.83	$11.49
Value at end of period	$13.08	$11.83
Number of accumulation units outstanding at end of period	136	596
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.86	$8.49	$7.81	$6.21	$6.53
Value at end of period	$9.82	$8.86	$8.49	$7.81	$6.21
Number of accumulation units outstanding at end of period	2,960	2,312	884	175	64
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$10.92	$10.85	$10.10	$8.27	$8.45
Value at end of period	$11.72	$10.92	$10.85	$10.10	$8.27
Number of accumulation units outstanding at end of period	1,707	393	61	551	197
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.41	$11.76
Value at end of period	$17.99	$13.41
Number of accumulation units outstanding at end of period	2,323	578
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$16.03	$14.74	$12.55	$9.81	$12.122	$16.791	$21.134	$13.502	$12.274
Value at end of period	$19.36	$16.03	$14.74	$12.55	$9.81	$12.122	$16.791	$21.134	$13.502
Number of accumulation units outstanding at end of period	10,655	11,881	8,361	25,442	19,441	13,728	19,314	15,623	13,604

CFI 193

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$15.05	$14.04	$11.78	$9.17	$9.77
Value at end of period	$17.33	$15.05	$14.04	$11.78	$9.17
Number of accumulation units outstanding at end of period	7,599	6,143	346	3,971	534
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.11
Value at end of period	$13.02
Number of accumulation units outstanding at end of period	47
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.45
Value at end of period	$11.27
Number of accumulation units outstanding at end of period	22
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.32	$11.45
Value at end of period	$17.00	$13.32
Number of accumulation units outstanding at end of period	4,468	1,704
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$10.24	$9.30	$8.58	$6.28	$9.832	$13.305	$18.907	$12.683	$11.093
Value at end of period	$11.16	$10.24	$9.30	$8.58	$6.28	$9.832	$13.305	$18.907	$12.683
Number of accumulation units outstanding at end of period	25,298	27,727	21,376	142,849	111,123	80,837	76,968	69,822	88,261
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.49	$10.65
Value at end of period	$12.09	$11.49
Number of accumulation units outstanding at end of period	769	103
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.28
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	2

CFI 194

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.39	$10.55
Value at end of period	$11.81	$11.39
Number of accumulation units outstanding at end of period	142	46
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.95
Value at end of period	$15.24
Number of accumulation units outstanding at end of period	1,310
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$13.35	$13.13	$11.96	$11.23
Value at end of period	$14.76	$13.35	$13.13	$11.96
Number of accumulation units outstanding at end of period	15,389	7,216	2,099	2,347
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.68
Value at end of period	$14.75
Number of accumulation units outstanding at end of period	1,788
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$13.72	$13.52	$12.40	$9.63	$9.30
Value at end of period	$14.97	$13.72	$13.52	$12.40	$9.63
Number of accumulation units outstanding at end of period	1,475	1,892	1,499	1,371	50
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.12	$10.11
Value at end of period	$14.12	$12.12
Number of accumulation units outstanding at end of period	190,438	188,362
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.98	$11.15
Value at end of period	$12.47	$10.98
Number of accumulation units outstanding at end of period	1,277	0
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.11	$9.98
Value at end of period	$10.83	$10.11
Number of accumulation units outstanding at end of period	65,199	59,076

CFI 195

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.49	$10.45
Value at end of period	$11.29	$10.49
Number of accumulation units outstanding at end of period	523	186
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.46	$11.36	$11.02	$10.72	$10.20
Value at end of period	$11.78	$11.46	$11.36	$11.02	$10.72
Number of accumulation units outstanding at end of period	23,365	18,181	2,786	17,091	3,470
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.27
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	6
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.00
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	471
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.68	$10.35
Value at end of period	$11.69	$10.68
Number of accumulation units outstanding at end of period	352	44
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.91	$10.38
Value at end of period	$12.14	$10.91
Number of accumulation units outstanding at end of period	5,562	2,634
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.07	$10.50
Value at end of period	$12.48	$11.07
Number of accumulation units outstanding at end of period	2,550	82
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.28	$10.53
Value at end of period	$12.82	$11.28
Number of accumulation units outstanding at end of period	2,225	323

CFI 196

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.42
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	129
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.08
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	1
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.27
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	4
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$15.49	$15.43	$13.84	$10.93	$15.845	$21.313	$22.878	$15.561	$13.387
Value at end of period	$17.88	$15.49	$15.43	$13.84	$10.93	$15.845	$21.313	$22.878	$15.561
Number of accumulation units outstanding at end of period	13,280	15,937	10,875	36,384	31,332	23,150	21,154	19,495	19,782
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.94	$10.82
Value at end of period	$12.39	$10.94
Number of accumulation units outstanding at end of period	3,183	452
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.44	$9.93	$7.17	$5.02	$5.29
Value at end of period	$11.97	$11.44	$7.69	$7.17	$5.02
Number of accumulation units outstanding at end of period	116,289	102,308	1,320	3,353	692
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$15.08	$14.68	$13.36
Value at end of period	$17.74	$15.08	$14.68
Number of accumulation units outstanding at end of period	11,673	6,566	371
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$19.82	$18.90	$17.38	$13.44	$17.729	$19.986	$20.233	$16.74	$14.232
Value at end of period	$22.19	$19.82	$18.90	$17.38	$13.44	$17.729	$19.986	$20.233	$16.74
Number of accumulation units outstanding at end of period	27,032	23,412	12,189	45,410	35,368	24,564	21,355	24,522	45,971

CFI 197

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.72	$9.92	$8.75	$7.09	$9.551	$12.218	$12.945	$10.563	$9.31
Value at end of period	$12.13	$10.72	$9.92	$8.75	$7.09	$9.551	$12.218	$12.945	$10.563
Number of accumulation units outstanding at end of period	9,746	12,914	10,418	50,580	48,567	39,153	34,058	33,672	49,879
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.56	$12.28	$10.65	$8.31	$7.77
Value at end of period	$14.37	$12.56	$12.28	$10.65	$8.31
Number of accumulation units outstanding at end of period	8,121	5,424	799	4,412	980
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.06	$10.15
Value at end of period	$11.90	$11.06
Number of accumulation units outstanding at end of period	148,613	131,180
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.05	$10.33
Value at end of period	$12.66	$11.05
Number of accumulation units outstanding at end of period	865	162
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.24
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	6,190
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 1998)
Value at beginning of period	$18.41	$17.88	$16.54	$14.08	$15.886	$16.786	$17.083	$15.219	$13.676
Value at end of period	$20.01	$18.41	$17.88	$16.54	$14.08	$15.886	$16.786	$17.083	$15.219
Number of accumulation units outstanding at end of period	32,683	44,298	34,210	84,714	87,711	63,931	48,482	33,948	33,673
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.11
Value at end of period	$13.74
Number of accumulation units outstanding at end of period	2,867

CFI 198

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$3.99	$3.61	$3.70	$2.57	$4.437	$5.83	$10.021
Value at end of period	$4.23	$3.99	$3.61	$3.70	$2.57	$4.437	$5.83
Number of accumulation units outstanding at end of period	31,231	58,723	23,537	84,297	89,207	16,961	7,852
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$14.45	$13.53	$12.63	$10.14	$13.68	$16.969	$19.288	$16.625	$14.696	$13.746
Value at end of period	$16.31	$14.45	$13.53	$12.63	$10.14	$13.68	$16.969	$19.288	$16.625	$14.696
Number of accumulation units outstanding at end of period	63,530	59,264	56,740	240,747	233,063	209,141	197,617	192,381	224,761	25
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$15.52	$14.36	$13.55	$10.52	$14.988	$20.80	$23.908	$17.927	$14.173
Value at end of period	$15.74	$15.52	$14.36	$13.55	$10.52	$14.988	$20.80	$23.908	$17.927
Number of accumulation units outstanding at end of period	8,252	9,581	6,501	34,156	25,186	13,386	11,753	7,995	7,333
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.89
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	299
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$19.39	$18.62	$17.04	$13.67	$17.634	$20.663	$23.082	$18.794	$14.453	$13.642
Value at end of period	$21.95	$19.39	$18.62	$17.04	$13.67	$17.634	$20.663	$23.082	$18.794	$14.453
Number of accumulation units outstanding at end of period	70,761	77,604	34,594	78,790	55,586	31,871	35,906	32,936	28,911	24
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$20.71	$18.86	$16.37	$12.51	$14.401	$14.771	$12.466	$10.894	$9.662
Value at end of period	$22.39	$20.71	$18.86	$16.37	$12.51	$14.401	$14.771	$12.466	$10.894
Number of accumulation units outstanding at end of period	55,277	47,243	20,823	57,703	33,260	7,819	2,937	1,115	452
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$15.68	$14.75	$12.23	$9.09	$10.598	$10.475	$9.653	$8.818	$9.244
Value at end of period	$17.64	$15.68	$14.75	$12.23	$9.09	$10.598	$10.475	$9.653	$8.818
Number of accumulation units outstanding at end of period	24,855	20,641	10,934	15,700	8,360	3,371	2,253	1,733	989
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$16.25	$15.95	$15.39	$14.65	$13.688	$12.74	$11.76	$11.99	$11.283
Value at end of period	$16.71	$16.25	$15.95	$15.39	$14.65	$13.688	$12.74	$11.76	$11.99
Number of accumulation units outstanding at end of period	66,886	50,430	48,088	80,736	61,947	50,804	28,921	26,798	23,608

CFI 199

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$10.93	$9.46	$8.17	$6.27	$8.648	$11.499	$14.606	$9.768	$9.973
Value at end of period	$13.34	$10.93	$9.46	$8.17	$6.27	$8.648	$11.499	$14.606	$9.768
Number of accumulation units outstanding at end of period	4,181	3,981	1,713	5,978	4,120	1,171	1,244	354	123
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.85	$11.89	$10.25	$7.98	$10.15
Value at end of period	$16.44	$12.85	$11.89	$10.25	$7.98
Number of accumulation units outstanding at end of period	4,691	5,164	3,069	1,309	102
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$11.23	$10.30	$9.35	$6.92	$7.26
Value at end of period	$11.96	$11.23	$10.30	$9.35	$6.92
Number of accumulation units outstanding at end of period	2,702	1,260	761	815	0
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$12.71	$12.48	$12.50	$12.54	$12.488	$12.161	$11.569	$11.143	$10.761
Value at end of period	$13.17	$12.71	$12.48	$12.50	$12.54	$12.488	$12.161	$11.569	$11.143
Number of accumulation units outstanding at end of period	90,227	65,703	48,216	101,501	92,376	51,519	45,352	40,450	15,147
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1998)
Value at beginning of period	$20.52	$14.53	$13.06	$10.12	$10.465	$12.60	$10.772	$9.556	$11.98
Value at end of period	$24.68	$20.52	$14.53	$13.06	$10.12	$10.465	$12.60	$10.772	$9.556
Number of accumulation units outstanding at end of period	9,516	6,830	378	2,506	3,184	4,777	2,780	2,437	2,826
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$15.44	$13.89	$12.74
Value at end of period	$20.77	$15.44	$13.89
Number of accumulation units outstanding at end of period	5,725	1,366	291
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$8.01	$7.43	$6.83	$4.99	$7.92
Value at end of period	$8.91	$8.01	$7.43	$6.83	$4.99
Number of accumulation units outstanding at end of period	3,845	3,387	2,397	1,953	840
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$24.25	$22.26	$19.69	$14.50	$19.115	$18.603	$17.641	$13.645	$14.38
Value at end of period	$27.99	$24.25	$22.26	$19.69	$14.50	$19.115	$18.603	$17.641	$13.645
Number of accumulation units outstanding at end of period	14,749	19,364	16,680	45,397	26,984	15,471	13,068	18,254	24,930

CFI 200

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$15.98	$15.58	$14.60	$13.00	$13.758	$14.264	$13.773	$13.015	$12.606
Value at end of period	$17.12	$15.98	$15.58	$14.60	$13.00	$13.758	$14.264	$13.773	$13.015
Number of accumulation units outstanding at end of period	6,303	3,972	5,634	20,711	20,360	17,388	17,253	27,715	61,973
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.48	$15.70	$14.19	$11.55	$13.553	$15.508	$15.799	$13.983	$13.587
Value at end of period	$18.43	$16.48	$15.70	$14.19	$11.55	$13.553	$15.508	$15.799	$13.983
Number of accumulation units outstanding at end of period	21,194	17,403	14,379	54,981	44,482	39,012	39,098	47,132	90,247
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$15.97	$15.44	$14.17	$12.01	$13.432	$14.617	$14.732	$13.528	$12.915
Value at end of period	$17.54	$15.97	$15.44	$14.17	$12.01	$13.432	$14.617	$14.732	$13.528
Number of accumulation units outstanding at end of period	18,294	17,281	12,416	327,871	338,865	352,350	371,913	436,389	499,874
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$19.11	$18.07	$16.60	$13.48	$18.432	$20.641	$18.956	$16.044	$14.033
Value at end of period	$21.90	$19.11	$18.07	$16.60	$13.48	$18.432	$20.641	$18.956	$16.044
Number of accumulation units outstanding at end of period	35,876	30,985	30,067	36,247	24,869	14,691	7,678	12,127	12,115
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.42
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	5
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.55	$11.33	$10.17	$7.86	$9.92
Value at end of period	$13.39	$11.55	$11.33	$10.17	$7.86
Number of accumulation units outstanding at end of period	23,996	28,877	28,090	19,788	2,572
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.46	$12.58	$10.27	$8.33	$8.14
Value at end of period	$14.92	$13.46	$12.58	$10.27	$8.33
Number of accumulation units outstanding at end of period	17,462	30,949	25,033	11,066	1,427

CFI 201

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.31
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	400
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.45	$11.32	$10.71
Value at end of period	$14.74	$12.45	$11.32
Number of accumulation units outstanding at end of period	5,026	3,705	143
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$40.27	$28.86	$21.55
Value at end of period	$49.81	$40.27	$28.86
Number of accumulation units outstanding at end of period	5,761	3,432	616
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.73	$11.76
Value at end of period	$13.33	$11.73
Number of accumulation units outstanding at end of period	369	5
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.02	$10.59	$10.16
Value at end of period	$12.06	$11.02	$10.59
Number of accumulation units outstanding at end of period	5,753	8,650	902
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.88	$10.79	$10.43
Value at end of period	$10.84	$10.88	$10.79
Number of accumulation units outstanding at end of period	6,893	5,608	401
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.63	$11.14	$9.69	$7.99	$7.62
Value at end of period	$14.08	$11.63	$11.14	$9.69	$7.99
Number of accumulation units outstanding at end of period	14,113	9,136	3,624	2,141	387
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.63	$10.13	$9.22	$7.54	$9.26
Value at end of period	$12.25	$10.63	$10.13	$9.22	$7.54
Number of accumulation units outstanding at end of period	2,215	3,028	772	468	224

CFI 202

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.73	$10.65	$10.64
Value at end of period	$11.50	$10.73	$10.65
Number of accumulation units outstanding at end of period	1,078	381	6
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$15.27	$14.33	$11.87	$8.74	$9.88
Value at end of period	$16.99	$15.27	$14.33	$11.87	$8.74
Number of accumulation units outstanding at end of period	12,367	10,671	0	2,282	874
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.12	$11.61	$10.35
Value at end of period	$12.47	$11.12	$11.61
Number of accumulation units outstanding at end of period	6,150	2,887	72
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.21	$10.82	$9.79
Value at end of period	$13.38	$12.21	$10.82
Number of accumulation units outstanding at end of period	20,426	26,926	3,356
WANGER SELECT
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.46	$11.41	$9.72
Value at end of period	$14.74	$12.46	$11.41
Number of accumulation units outstanding at end of period	4,582	1,558	620
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.73	$11.40
Value at end of period	$13.56	$12.73
Number of accumulation units outstanding at end of period	5,997	2,036
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.06	$10.82	$10.09
Value at end of period	$12.89	$11.06	$10.82
Number of accumulation units outstanding at end of period	18,846	13,613	4,346

CFI 203

Condensed Financial Information (continued)

TABLE 21

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 1999)
Value at beginning of period	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753	$12.638
Value at end of period	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	47,128	24,539	22,247	23,114	15,396	8,718	4,931	17
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716	$9.47
Value at end of period	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	61,914	31,794	36,651	36,257	29,057	19,324	7,623	22
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.50	$15.81	$14.79	$12.55	$14.468	$15.743	$16.455	$14.847	$12.93	$12.79
Value at end of period	$17.73	$16.50	$15.81	$14.79	$12.55	$14.468	$15.743	$16.455	$14.847	$12.93
Number of accumulation units outstanding at end of period	26,160	20,886	16,388	11,778	8,571	3,686	999	270	51	6
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.69	$11.45	$9.95
Value at end of period	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	48,828	24,162	3,553
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$19.84	$18.19	$16.20
Value at end of period	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	30,174	19,924	6,364
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$25.91	$22.43	$19.67	$15.50	$17.319	$19.985	$21.67	$17.659	$13.757	$11.902
Value at end of period	$28.58	$25.91	$22.43	$19.67	$15.50	$17.319	$19.985	$21.67	$17.659	$13.757
Number of accumulation units outstanding at end of period	261,881	199,896	129,478	74,453	41,896	27,983	18,640	13,062	11,737	390
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.32	$18.48	$16.78	$13.04	$15.894	$16.935	$15.815	$15.061	$13.661	$13.299
Value at end of period	$22.94	$19.32	$18.48	$16.78	$13.04	$15.894	$16.935	$15.815	$15.061	$13.661
Number of accumulation units outstanding at end of period	152,764	131,013	109,939	77,041	45,787	25,563	15,146	11,533	8,741	6
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$16.29	$15.59	$15.27	$11.64	$16.86	$20.733	$23.581	$17.374	$12.612	$11.704
Value at end of period	$17.19	$16.29	$15.59	$15.27	$11.64	$16.86	$20.733	$23.581	$17.374	$12.612
Number of accumulation units outstanding at end of period	117,621	115,218	108,714	100,006	69,331	47,070	33,790	23,472	9,906	214

CFI 204

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period	$16.82	$14.31	$12.75	$9.00	$11.438	$14.693	$18.391	$13.056	$11.726	$12.512
Value at end of period	$19.62	$16.82	$14.31	$12.75	$9.00	$11.438	$14.693	$18.391	$13.056	$11.726
Number of accumulation units outstanding at end of period	21,543	17,720	15,876	12,355	11,033	9,531	8,005	6,718	688	22
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2002)
Value at beginning of period	$15.80	$14.71	$12.04	$9.22	$11.64
Value at end of period	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	48,595	38,989	24,929	9,229	2,036
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.47	$11.62
Value at end of period	$12.53	$12.47
Number of accumulation units outstanding at end of period	3,018	87
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$13.83	$13.83	$12.73	$9.81	$10.12
Value at end of period	$16.30	$13.83	$13.83	$12.73	$9.81
Number of accumulation units outstanding at end of period	5,794	5,048	4,607	2,345	730
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$9.70
Value at end of period	$9.87	$10.16
Number of accumulation units outstanding at end of period	69,667	81,969
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.80	$12.96	$10.81	$8.08	$9.75
Value at end of period	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	15,798	10,540	6,474	1,134	126
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$15.34	$14.47	$11.45	$8.69	$9.36
Value at end of period	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	35,472	33,006	15,184	6,758	180

CFI 205

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.09
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	178
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$18.16	$17.70	$16.53	$11.90	$12.02
Value at end of period	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	8,450	6,870	4,882	1,180	5
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.21	$11.03
Value at end of period	$12.60	$11.21
Number of accumulation units outstanding at end of period	5,597	1,447
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.82	$10.23
Value at end of period	$13.07	$11.82
Number of accumulation units outstanding at end of period	10,389	3,998
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$8.85	$8.47	$7.80	$6.20	$6.19
Value at end of period	$9.80	$8.85	$8.47	$7.80	$6.20
Number of accumulation units outstanding at end of period	1,640	2,181	1,350	492	63
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$10.90	$10.83	$10.09	$8.26	$8.72
Value at end of period	$11.69	$10.90	$10.83	$10.09	$8.26
Number of accumulation units outstanding at end of period	5,665	4,103	1,406	259	1
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.40	$11.32
Value at end of period	$17.98	$13.40
Number of accumulation units outstanding at end of period	15,244	4,853
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.95	$14.68	$12.50	$9.78	$12.088	$16.752	$21.096	$13.485	$11.465	$11.323
Value at end of period	$19.25	$15.95	$14.68	$12.50	$9.78	$12.088	$16.752	$21.096	$13.485	$11.465
Number of accumulation units outstanding at end of period	19,649	17,244	14,207	9,373	7,122	7,772	6,896	3,170	2,493	189

CFI 206

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$15.03	$14.02	$11.78	$9.17	$8.85
Value at end of period	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	16,290	10,412	6,702	1,085	16
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.29	$11.37
Value at end of period	$13.01	$11.29
Number of accumulation units outstanding at end of period	901	69
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.65
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	1,171
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.31	$11.68	$9.75
Value at end of period	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	22,729	6,367	529
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.19	$9.26	$8.55	$6.26	$9.804	$13.274	$18.873	$12.666	$9.891	$10.015
Value at end of period	$11.10	$10.19	$9.26	$8.55	$6.26	$9.804	$13.274	$18.873	$12.666	$9.891
Number of accumulation units outstanding at end of period	62,516	67,891	75,333	66,466	48,155	39,073	32,839	26,072	21,617	99
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.48	$10.76
Value at end of period	$12.08	$11.48
Number of accumulation units outstanding at end of period	2,830	884
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.57
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	3,100
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.39	$10.22
Value at end of period	$11.80	$11.39
Number of accumulation units outstanding at end of period	3,000	780

CFI 207

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.43	$10.70
Value at end of period	$15.22	$12.43
Number of accumulation units outstanding at end of period	2,816	828
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.33	$13.12	$11.95	$11.13
Value at end of period	$14.74	$13.33	$13.12	$11.95
Number of accumulation units outstanding at end of period	73,280	65,612	31,171	1,615
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.41	$10.99
Value at end of period	$14.74	$11.41
Number of accumulation units outstanding at end of period	10,349	414
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.69	$13.50	$12.39	$9.63	$10.57
Value at end of period	$14.94	$13.69	$13.50	$12.39	$9.63
Number of accumulation units outstanding at end of period	16,667	20,935	11,024	3,840	160
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.12	$10.42
Value at end of period	$14.12	$12.12
Number of accumulation units outstanding at end of period	382,245	349,097
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.98	$10.60
Value at end of period	$12.46	$10.98
Number of accumulation units outstanding at end of period	2,011	157
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.10	$9.98
Value at end of period	$10.82	$10.10
Number of accumulation units outstanding at end of period	127,633	125,805
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.48	$10.42
Value at end of period	$11.28	$10.48
Number of accumulation units outstanding at end of period	4,932	266

CFI 208

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.44	$11.35	$11.01	$10.72	$10.14
Value at end of period	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	69,753	55,455	35,513	19,253	4,226
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.02
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	126
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.05
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	616
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.58
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	277
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.68	$10.23
Value at end of period	$11.68	$10.68
Number of accumulation units outstanding at end of period	9,287	5,985
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.91	$10.67
Value at end of period	$12.13	$10.91
Number of accumulation units outstanding at end of period	3,474	1,659
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.07	$10.68
Value at end of period	$12.47	$11.07
Number of accumulation units outstanding at end of period	11,636	5,440
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.27	$10.82
Value at end of period	$12.81	$11.27
Number of accumulation units outstanding at end of period	4,298	263
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.22
Value at end of period	$10.92
Number of accumulation units outstanding at end of period	3,215

CFI 209

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.10
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	48
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.21
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	2,343
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$15.41	$15.36	$13.78	$10.90	$15.80	$21.264	$22.836	$15.541	$12.394
Value at end of period	$17.78	$15.41	$15.36	$13.78	$10.90	$15.80	$21.264	$22.836	$15.541
Number of accumulation units outstanding at end of period	18,313	17,427	18,406	20,661	16,371	9,841	6,816	3,709	1,060
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93	$10.20
Value at end of period	$12.38	$10.93
Number of accumulation units outstanding at end of period	129,517	26,002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.44	$10.24
Value at end of period	$12.32	$11.44
Number of accumulation units outstanding at end of period	139,018	140,432
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.06	$14.67	$12.93	$11.34
Value at end of period	$17.71	$15.06	$14.67	$12.93
Number of accumulation units outstanding at end of period	35,062	21,697	5,534	773
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$19.73	$18.81	$17.32	$13.39	$17.679	$19.939	$20.196	$16.718	$13.156
Value at end of period	$22.08	$19.73	$18.81	$17.32	$13.39	$17.679	$19.939	$20.196	$16.718
Number of accumulation units outstanding at end of period	69,189	56,851	43,781	28,395	15,100	7,849	2,906	1,434	1,239
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$10.67	$9.88	$8.72	$7.06	$9.524	$12.19	$12.922	$10.549	$8.597
Value at end of period	$12.07	$10.67	$9.88	$8.72	$7.06	$9.524	$12.19	$12.922	$10.549
Number of accumulation units outstanding at end of period	30,367	29,699	27,297	14,768	10,578	8,680	4,913	3,583	3,244

CFI 210

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.99
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	86
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.53	$12.26	$10.64	$8.31	$8.58
Value at end of period	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	71,555	57,719	25,515	4,065	758
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.06	$10.33
Value at end of period	$12.31	$11.06
Number of accumulation units outstanding at end of period	299,371	267,316
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.04	$10.73
Value at end of period	$12.65	$11.04
Number of accumulation units outstanding at end of period	14,574	4,274
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.44
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	17,184
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1997)
Value at beginning of period	$18.33	$17.80	$16.47	$14.03	$15.842	$16.747	$17.052	$15.199	$13.161	$11.921
Value at end of period	$19.91	$18.33	$17.80	$16.47	$14.03	$15.842	$16.747	$17.052	$15.199	$13.161
Number of accumulation units outstanding at end of period	87,400	91,050	97,061	33,013	16,260	7,085	6,532	2,089	1,535	133
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.83	$11.12	$9.93
Value at end of period	$13.73	$11.83	$11.12
Number of accumulation units outstanding at end of period	3,287	1,147	523
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$3.98	$3.60	$3.69	$2.57	$4.434	$5.828	$9.934
Value at end of period	$4.21	$3.98	$3.60	$3.69	$2.57	$4.434	$5.828
Number of accumulation units outstanding at end of period	63,627	69,010	64,006	50,843	24,372	10,887	2,632

CFI 211

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$14.38	$13.47	$12.58	$10.10	$13.641	$16.929	$19.253	$16.603	$14.684	$12.851
Value at end of period	$16.22	$14.38	$13.47	$12.58	$10.10	$13.641	$16.929	$19.253	$16.603	$14.684
Number of accumulation units outstanding at end of period	120,422	117,339	126,306	102,355	80,183	75,992	53,513	35,468	35,133	1,646
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$12.876
Value at end of period	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912
Number of accumulation units outstanding at end of period	29,334	29,817	27,914	27,790	20,228	14,690	10,084	7,486	5,419
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.60
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,031
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$14.07
Value at end of period	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444
Number of accumulation units outstanding at end of period	145,259	127,900	116,478	90,606	55,062	34,503	23,353	6,043	594	10
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.154
Value at end of period	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455
Number of accumulation units outstanding at end of period	149,158	125,931	104,291	64,629	36,994	9,459	2,019	1,234
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during April 2000)
Value at beginning of period	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$8.614
Value at end of period	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Number of accumulation units outstanding at end of period	98,473	83,955	67,254	41,585	19,031	4,435	693
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.17	$15.88	$15.33	$14.60	$13.65	$12.711	$11.738	$11.975	$11.217
Value at end of period	$16.62	$16.17	$15.88	$15.33	$14.60	$13.65	$12.711	$11.738	$11.975
Number of accumulation units outstanding at end of period	98,873	83,799	63,863	53,049	44,358	28,418	9,827	521	1,197
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$10.89	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$10.086
Value at end of period	$13.28	$10.89	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594
Number of accumulation units outstanding at end of period	10,484	10,648	14,064	10,368	6,407	3,881	1,174	126
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$12.82	$11.87	$10.23	$7.97	$9.93
Value at end of period	$16.39	$12.82	$11.87	$10.23	$7.97
Number of accumulation units outstanding at end of period	34,799	27,500	12,652	6,812	2,895

CFI 212

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.21	$10.28	$9.33	$6.92	$8.84
Value at end of period	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	7,346	6,578	5,605	2,261	197
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1998)
Value at beginning of period	$12.64	$12.43	$12.45	$12.50	$12.453	$12.133	$11.548	$11.128	$10.746
Value at end of period	$13.10	$12.64	$12.43	$12.45	$12.50	$12.453	$12.133	$11.548	$11.128
Number of accumulation units outstanding at end of period	293,491	189,735	130,565	85,894	68,473	31,487	24,433	11,404	6,649
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1997)
Value at beginning of period	$20.42	$14.47	$13.01	$10.09	$10.436	$11.497	$10.753	$9.543	$12.022	$11.717
Value at end of period	$24.55	$20.42	$14.47	$13.01	$10.09	$10.436	$11.832	$10.753	$9.543	$12.022
Number of accumulation units outstanding at end of period	16,706	10,616	1,532	106	99	40	0	71	53	35
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.43	$13.88	$11.22
Value at end of period	$20.74	$15.43	$13.88
Number of accumulation units outstanding at end of period	23,947	8,883	3,731
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$8.00	$7.42	$6.82	$4.98	$7.76
Value at end of period	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	11,518	9,521	8,830	4,177	1,120
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.203
Value at end of period	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633
Number of accumulation units outstanding at end of period	38,682	38,894	38,794	36,393	26,952	15,435	9,885	8,928	7,548
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$15.91	$15.51	$14.55	$12.96	$13.72	$14.231	$13.748	$12.998	$12.308	$12.362
Value at end of period	$17.03	$15.91	$15.51	$14.55	$12.96	$13.72	$14.231	$13.748	$12.998	$12.308
Number of accumulation units outstanding at end of period	13,450	15,934	13,525	8,080	9,559	8,425	7,350	5,897	5,866	2
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$16.40	$15.64	$14.13	$11.51	$13.515	$15.472	$15.77	$13.965	$13.557	$12.564
Value at end of period	$18.33	$16.40	$15.64	$14.13	$11.51	$13.515	$15.472	$15.77	$13.965	$13.557
Number of accumulation units outstanding at end of period	38,767	29,864	20,916	14,993	9,024	8,645	4,619	1,617	1,249	253

CFI 213

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$15.89	$15.37	$14.12	$11.97	$13.395	$14.584	$14.705	$13.51	$12.917	$12.024
Value at end of period	$17.45	$15.89	$15.37	$14.12	$11.97	$13.395	$14.584	$14.705	$13.51	$12.917
Number of accumulation units outstanding at end of period	39,861	39,355	28,210	21,897	14,720	13,693	11,050	9,107	8,075	93
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$12.844
Value at end of period	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03
Number of accumulation units outstanding at end of period	31,057	31,940	32,827	31,378	20,086	7,402	1,988	2,022	1,234
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.75
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	444
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.43
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	1,353
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$11.53	$11.31	$10.16	$7.85	$9.703	$9.427
Value at end of period	$13.35	$11.53	$11.31	$10.16	$7.85	$9.703
Number of accumulation units outstanding at end of period	149,725	132,133	85,276	30,858	4,069	4
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$13.43	$12.56	$10.25	$8.32	$9.68
Value at end of period	$14.88	$13.43	$12.56	$10.25	$8.32
Number of accumulation units outstanding at end of period	87,368	69,215	33,044	13,050	4,185
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.79
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	50
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.44	$11.32	$10.09
Value at end of period	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	27,001	13,878	5,595

CFI 214

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$40.16	$28.79	$21.29
Value at end of period	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	29,258	19,044	3,753
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.72	$10.94
Value at end of period	$13.32	$11.72
Number of accumulation units outstanding at end of period	3,536	174
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.99	$10.56	$9.65
Value at end of period	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	41,376	30,553	8,390
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.87	$10.78	$10.45
Value at end of period	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	30,508	27,020	6,280
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.61	$11.12	$9.67	$7.99	$9.34
Value at end of period	$14.04	$11.61	$11.12	$9.67	$7.99
Number of accumulation units outstanding at end of period	56,135	36,629	19,643	5,906	1,075
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$10.61	$10.12	$9.21	$7.53	$7.93
Value at end of period	$12.22	$10.61	$10.12	$9.21	$7.53
Number of accumulation units outstanding at end of period	6,210	3,555	9,394	7,854	239
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.72	$10.65	$9.97
Value at end of period	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	15,110	8,221	3,419
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during April 2002)
Value at beginning of period	$15.24	$14.30	$11.86	$8.73	$10.38
Value at end of period	$16.94	$15.24	$14.30	$11.86	$8.73
Number of accumulation units outstanding at end of period	46,316	41,298	20,922	5,002	316
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.11	$11.61	$9.98
Value at end of period	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	27,115	20,640	9,002

CFI 215

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.20	$10.82	$10.02
Value at end of period	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	158,071	98,047	29,615
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.45	$11.41	$9.93
Value at end of period	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	17,561	8,048	3,245
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.72	$11.57	$10.25
Value at end of period	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	16,266	8,700	2,505
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.05	$10.82	$10.05
Value at end of period	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	106,492	72,248	25,186

TABLE 22

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1999)
Value at beginning of period	$9.88	$9.20	$8.74	$6.84	$9.155	$12.091	$13.748	$9.857
Value at end of period	$10.37	$9.88	$9.20	$8.74	$6.84	$9.155	$12.091	$13.748
Number of accumulation units outstanding at end of period	5,147	3,417	4,187	3,132	1,967	1,797	640	54
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 1999)
Value at beginning of period	$8.61	$8.28	$7.70	$6.27	$7.523	$9.878	$11.712	$10.636
Value at end of period	$9.92	$8.61	$8.28	$7.70	$6.27	$7.523	$9.878	$11.712
Number of accumulation units outstanding at end of period	2,377	468	436	6,389	12,359	9,769	4,846	893
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$16.42	$15.75	$14.73	$12.51	$14.427	$15.707	$16.426	$14.827	$12.919	$11.742
Value at end of period	$17.63	$16.42	$15.75	$14.73	$12.51	$14.427	$15.707	$16.426	$14.827	$12.919
Number of accumulation units outstanding at end of period	141	155	2,160	4,323	2,163	1,989	1,433	44	13	44

CFI 216

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.68	$11.28
Value at end of period	$16.45	$13.68
Number of accumulation units outstanding at end of period	955	439
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.79	$17.50
Value at end of period	$23.72	$19.79
Number of accumulation units outstanding at end of period	2,150	22
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$25.78	$22.34	$19.60	$15.45	$17.27	$19.938	$21.631	$17.636	$13.746	$11.031
Value at end of period	$28.43	$25.78	$22.34	$19.60	$15.45	$17.27	$19.938	$21.631	$17.636	$13.746
Number of accumulation units outstanding at end of period	5,566	9,167	5,932	4,024	4,346	6,241	10,383	12,867	10,681	7,728
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$19.23	$18.40	$16.72	$12.99	$15.85	$16.896	$15.786	$15.041	$13.65	$10.942
Value at end of period	$22.82	$19.23	$18.40	$16.72	$12.99	$15.85	$16.896	$15.786	$15.041	$13.65
Number of accumulation units outstanding at end of period	5,875	7,451	4,708	15,625	10,472	8,325	6,031	4,118	3,612	7,817
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$16.21	$15.52	$15.21	$11.60	$16.812	$20.684	$23.538	$17.351	$12.601	$10.724
Value at end of period	$17.10	$16.21	$15.52	$15.21	$11.60	$16.812	$20.684	$23.538	$17.351	$12.601
Number of accumulation units outstanding at end of period	8,209	14,733	20,564	26,754	15,963	14,252	23,713	7,251	2,636	2,031
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$16.74	$14.25	$12.70	$8.97	$11.406	$14.659	$18.357	$13.039	$11.716	$11.785
Value at end of period	$19.51	$16.74	$14.25	$12.70	$8.97	$11.406	$14.659	$18.357	$13.039	$11.716
Number of accumulation units outstanding at end of period	8,612	6,771	5,756	3,721	2,003	1,871	2,481	469	408	348
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.76	$14.68	$12.02	$9.22	$11.46
Value at end of period	$18.20	$15.76	$14.68	$12.02	$9.22
Number of accumulation units outstanding at end of period	543	5,018	2,749	42	111
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.80	$13.81	$13.81
Value at end of period	$16.26	$13.80	$13.81
Number of accumulation units outstanding at end of period	393	340	123

CFI 217

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.15	$9.70
Value at end of period	$9.86	$10.15
Number of accumulation units outstanding at end of period	8,164	7,176
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.83
Value at end of period	$15.70
Number of accumulation units outstanding at end of period	208
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.31	$14.45	$11.62
Value at end of period	$17.42	$15.31	$14.45
Number of accumulation units outstanding at end of period	1,082	3,170	1,537
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$18.12	$17.67	$17.05
Value at end of period	$20.37	$18.12	$17.67
Number of accumulation units outstanding at end of period	290	697	412
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.55
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	84
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.65
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	522
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.83	$8.46	$7.79	$6.90
Value at end of period	$9.77	$8.83	$8.46	$7.79
Number of accumulation units outstanding at end of period	664	466	270	70
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.34
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	36

CFI 218

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.06
Value at end of period	$17.96
Number of accumulation units outstanding at end of period	16
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.88	$14.62	$12.45	$9.75	$12.054	$16.714	$21.057	$13.467	$11.456	$11.314
Value at end of period	$19.15	$15.88	$14.62	$12.45	$9.75	$12.054	$16.714	$21.057	$13.467	$11.456
Number of accumulation units outstanding at end of period	391	481	476	98	505	503	1,108	462	313	200
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.30	$12.61
Value at end of period	$16.96	$13.30
Number of accumulation units outstanding at end of period	6	0
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.14	$9.22	$8.51	$6.24	$9.776	$13.244	$18.838	$12.649	$9.883	$10.007
Value at end of period	$11.04	$10.14	$9.22	$8.51	$6.24	$9.776	$13.244	$18.838	$12.649	$9.883
Number of accumulation units outstanding at end of period	3,228	3,610	4,455	7,087	1,042	2,994	11,429	7,480	5,462	3,595
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.76
Value at end of period	$12.07
Number of accumulation units outstanding at end of period	16
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.84
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	132
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.32	$13.11	$11.95	$10.96
Value at end of period	$14.71	$13.32	$13.11	$11.95
Number of accumulation units outstanding at end of period	4,659	2,566	1,368	169
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.51
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	1,019

CFI 219

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$13.66	$13.48	$12.38	$11.06
Value at end of period	$14.90	$13.66	$13.48	$12.38
Number of accumulation units outstanding at end of period	29	0	643	137
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.11	$10.41
Value at end of period	$14.11	$12.11
Number of accumulation units outstanding at end of period	12,183	23,465
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.65
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	22
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.10	$9.97
Value at end of period	$10.81	$10.10
Number of accumulation units outstanding at end of period	10,234	10,608
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.71
Value at end of period	$11.27
Number of accumulation units outstanding at end of period	31
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.42	$11.33	$11.00	$10.71	$10.35
Value at end of period	$11.72	$11.42	$11.33	$11.00	$10.71
Number of accumulation units outstanding at end of period	1,369	2,532	7,999	4,202	639
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.82
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	499
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.90	$10.89
Value at end of period	$12.12	$10.90
Number of accumulation units outstanding at end of period	2,596	10
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.28
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	317

CFI 220

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.52
Value at end of period	$12.80
Number of accumulation units outstanding at end of period	131
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.34	$15.30	$13.73	$10.86	$15.755	$21.214	$22.794	$15.52	$12.406	$12.23
Value at end of period	$17.69	$15.34	$15.30	$13.73	$10.86	$15.755	$21.214	$22.794	$15.52	$12.406
Number of accumulation units outstanding at end of period	1,158	679	835	1,999	2,413	3,331	2,742	4,032	1,074	237
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.14
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	348
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.43	$10.23
Value at end of period	$12.31	$11.43
Number of accumulation units outstanding at end of period	8,139	12,957
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.04	$14.32
Value at end of period	$17.68	$15.04
Number of accumulation units outstanding at end of period	140	33
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.63	$18.73	$17.25	$13.35	$17.629	$19.893	$20.16	$16.696	$13.256	$12.991
Value at end of period	$21.96	$19.63	$18.73	$17.25	$13.35	$17.629	$19.893	$20.16	$16.696	$13.256
Number of accumulation units outstanding at end of period	3,561	4,376	3,745	5,379	223	559	5,083	3,215	2,748	1,649
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.62	$9.84	$8.68	$7.04	$9.497	$12.162	$12.898	$10.535	$8.677	$8.848
Value at end of period	$12.00	$10.62	$9.84	$8.68	$7.04	$9.497	$12.162	$12.898	$10.535	$8.677
Number of accumulation units outstanding at end of period	769	818	506	1,817	1,314	642	2,272	6,221	5,146	1,788
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.51	$12.25	$10.63	$9.28
Value at end of period	$14.31	$12.51	$12.25	$10.63
Number of accumulation units outstanding at end of period	458	287	97	388

CFI 221

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.05	$10.32
Value at end of period	$12.29	$11.05
Number of accumulation units outstanding at end of period	12,530	27,187
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.28
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	836
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$18.24	$17.72	$16.41	$13.99	$15.797	$16.708	$17.021	$15.179	$13.15	$11.717
Value at end of period	$19.80	$18.24	$17.72	$16.41	$13.99	$15.797	$16.708	$17.021	$15.179	$13.15
Number of accumulation units outstanding at end of period	4,362	3,142	2,785	894	468	3,721	4,388	113	8	459
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$3.96	$3.59	$3.69	$2.57	$4.43	$5.826	$10.134
Value at end of period	$4.20	$3.96	$3.59	$3.69	$2.57	$4.43	$5.826
Number of accumulation units outstanding at end of period	2,697	2,207	971	133	2,978	2,131	857
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$14.31	$13.41	$12.53	$10.07	$13.603	$16.89	$19.218	$16.581	$14.672	$12.519
Value at end of period	$16.14	$14.31	$13.41	$12.53	$10.07	$13.603	$16.89	$19.218	$16.581	$14.672
Number of accumulation units outstanding at end of period	3,228	7,007	7,112	10,759	1,236	10,253	12,706	4,575	2,880	3,082
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period	$15.38	$14.25	$13.46	$10.46	$14.918	$20.723	$23.843	$18.88
Value at end of period	$15.59	$15.38	$14.25	$13.46	$10.46	$14.918	$20.723	$23.843
Number of accumulation units outstanding at end of period	1,266	1,354	8,045	8,072	5,414	4,067	6,817	318
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.31
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	16
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$19.21	$18.46	$16.92	$13.59	$17.541	$20.574	$23.006	$18.751	$14.435	$11.47
Value at end of period	$21.72	$19.21	$18.46	$16.92	$13.59	$17.541	$20.574	$23.006	$18.751	$14.435
Number of accumulation units outstanding at end of period	8,144	8,968	13,198	16,186	16,377	12,543	18,316	14,317	12,423	8,665

CFI 222

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$20.55	$18.73	$16.28	$12.45	$14.348	$14.731	$12.445	$10.887	$9.805
Value at end of period	$22.20	$20.55	$18.73	$16.28	$12.45	$14.348	$14.731	$12.445	$10.887
Number of accumulation units outstanding at end of period	4,107	4,393	12,306	12,239	11,165	1,285	1,744	385	41
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$15.56	$14.65	$12.16	$9.05	$10.559	$10.447	$9.637	$8.812	$8.198
Value at end of period	$17.49	$15.56	$14.65	$12.16	$9.05	$10.559	$10.447	$9.637	$8.812
Number of accumulation units outstanding at end of period	843	1,157	627	390	1,406	172	22	468	49
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$16.10	$15.81	$15.27	$14.56	$13.611	$12.681	$11.717	$11.959	$11.203	$10.974
Value at end of period	$16.54	$16.10	$15.81	$15.27	$14.56	$13.611	$12.681	$11.717	$11.959	$11.203
Number of accumulation units outstanding at end of period	6,279	9,308	8,586	9,239	8,314	4,921	7,648	36,650	59,443	279
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.80	$11.85	$10.22	$7.97	$9.86
Value at end of period	$16.35	$12.80	$11.85	$10.22	$7.97
Number of accumulation units outstanding at end of period	487	2,242	1,542	432	15
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.18	$10.26	$10.28
Value at end of period	$11.90	$11.18	$10.26
Number of accumulation units outstanding at end of period	893	97	30
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$12.58	$12.38	$12.41	$12.46	$12.418	$12.105	$11.527	$11.114	$10.676	$10.358
Value at end of period	$13.03	$12.58	$12.38	$12.41	$12.46	$12.418	$12.105	$11.527	$11.114	$10.676
Number of accumulation units outstanding at end of period	8,582	16,829	20,307	20,580	18,597	17,088	11,514	5,569	13,000	8,302
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during November 2003)
Value at beginning of period	$20.32	$14.41	$12.96	$11.20					$12.012	$10.678
Value at end of period	$24.42	$20.32	$14.41	$12.96					$9.34	$12.012
Number of accumulation units outstanding at end of period	544	537	537	60					0	5
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$15.41	$13.88	$12.01
Value at end of period	$20.72	$15.41	$13.88
Number of accumulation units outstanding at end of period	47	0	468

CFI 223

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2000)
Value at beginning of period	$24.04	$22.09	$19.56	$14.42	$19.024	$18.534	$21.056
Value at end of period	$27.72	$24.04	$22.09	$19.56	$14.42	$19.024	$18.534
Number of accumulation units outstanding at end of period	4,188	5,495	7,600	7,535	6,069	4,254	14,212
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$15.83	$15.45	$14.49	$12.92	$13.681	$14.198	$13.723	$12.981	$12.298	$11.401
Value at end of period	$16.94	$15.83	$15.45	$14.49	$12.92	$13.681	$14.198	$13.723	$12.981	$12.298
Number of accumulation units outstanding at end of period	4,062	3,337	5,870	2,876	2,236	2,683	6,774	1,546	30,755	74
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$16.32	$15.57	$14.08	$11.47	$13.477	$15.436	$15.742	$13.946	$13.546	$11.759
Value at end of period	$18.24	$16.32	$15.57	$14.08	$11.47	$13.477	$15.436	$15.742	$13.946	$13.546
Number of accumulation units outstanding at end of period	9,356	19,823	17,515	5,547	8,197	7,857	12,799	2,120	1,424	855
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.82	$15.30	$14.07	$11.93	$13.357	$14.55	$14.679	$13.492	$12.906	$11.38
Value at end of period	$17.36	$15.82	$15.30	$14.07	$11.93	$13.357	$14.55	$14.679	$13.492	$12.906
Number of accumulation units outstanding at end of period	11,053	10,885	9,612	4,870	5,796	5,657	14,624	870	521	641
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$18.94	$17.93	$16.49	$13.41	$18.345	$20.564	$18.904	$16.016	$15.827
Value at end of period	$21.69	$18.94	$17.93	$16.49	$13.41	$18.345	$20.564	$18.904	$16.016
Number of accumulation units outstanding at end of period	2,002	2,281	7,192	6,566	4,993	1,796	8,401	192	88
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.50	$11.29	$10.15	$8.32
Value at end of period	$13.32	$11.50	$11.29	$10.15
Number of accumulation units outstanding at end of period	1,959	9,976	9,718	879
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$13.40	$12.54	$10.24	$8.79
Value at end of period	$14.84	$13.40	$12.54	$10.24
Number of accumulation units outstanding at end of period	2,317	7,019	8,043	799

CFI 224

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.87
Value at end of period	$14.70
Number of accumulation units outstanding at end of period	27
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$40.05	$28.73	$21.93
Value at end of period	$49.49	$40.05	$28.73
Number of accumulation units outstanding at end of period	1,797	979	1,423
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.96	$10.34
Value at end of period	$11.98	$10.96
Number of accumulation units outstanding at end of period	2,857	1,216
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.86	$10.84
Value at end of period	$10.81	$10.86
Number of accumulation units outstanding at end of period	1,490	922
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.58	$11.10	$9.66	$7.98	$8.35
Value at end of period	$14.00	$11.58	$11.10	$9.66	$7.98
Number of accumulation units outstanding at end of period	3,119	3,834	3,199	631	65
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.14
Value at end of period	$12.18
Number of accumulation units outstanding at end of period	14
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.75
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	61
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.20	$14.28	$11.84	$8.17
Value at end of period	$16.90	$15.20	$14.28	$11.84
Number of accumulation units outstanding at end of period	1,323	5,657	4,805	886
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.10	$11.61	$10.65
Value at end of period	$12.43	$11.10	$11.61
Number of accumulation units outstanding at end of period	917	599	1,853

CFI 225

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.19	$10.81	$9.71
Value at end of period	$13.35	$12.19	$10.81
Number of accumulation units outstanding at end of period	3,477	954	547
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.66
Value at end of period	$14.70
Number of accumulation units outstanding at end of period	104
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.71	$10.97
Value at end of period	$13.53	$12.71
Number of accumulation units outstanding at end of period	393	186
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.22
Value at end of period	$12.86
Number of accumulation units outstanding at end of period	408

TABLE 23

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.85	$9.17	$8.72	$6.82	$9.143	$12.081	$14.449
Value at end of period	$10.33	$9.85	$9.17	$8.72	$6.82	$9.143	$12.081
Number of accumulation units outstanding at end of period	9,819	4,933	4,017	3,007	1,290	1,035	91
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$8.58	$8.26	$7.68	$6.26	$7.513	$9.87	$11.204
Value at end of period	$9.88	$8.58	$8.26	$7.68	$6.26	$7.513	$9.87
Number of accumulation units outstanding at end of period	10,250	7,243	4,625	3,571	1,872	1,187	32
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$16.34	$15.68	$14.68	$12.47	$14.386	$15.67	$15.73
Value at end of period	$17.54	$16.34	$15.68	$14.68	$12.47	$14.386	$15.67
Number of accumulation units outstanding at end of period	2,482	3,002	3,526	3,005	1,649	1,719	170

CFI 226

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.67	$11.44	$11.05
Value at end of period	$16.43	$13.67	$11.44
Number of accumulation units outstanding at end of period	5,899	2,922	1,297
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$19.73	$18.11	$15.67
Value at end of period	$23.64	$19.73	$18.11
Number of accumulation units outstanding at end of period	447	432	19
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$25.66	$22.24	$19.52	$15.40	$17.221	$19.892	$20.986
Value at end of period	$28.28	$25.66	$22.24	$19.52	$15.40	$17.221	$19.892
Number of accumulation units outstanding at end of period	10,023	7,591	19,628	6,046	161	200	110
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$19.14	$18.32	$16.65	$12.95	$15.805	$16.856	$13.91
Value at end of period	$22.70	$19.14	$18.32	$16.65	$12.95	$15.805	$16.856
Number of accumulation units outstanding at end of period	6,563	7,390	11,385	6,516	1,835	1,669	79
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$16.13	$15.45	$15.15	$11.56	$16.765	$20.637	$23.491
Value at end of period	$17.01	$16.13	$15.45	$15.15	$11.56	$16.765	$20.637
Number of accumulation units outstanding at end of period	14,254	16,795	28,242	15,080	1,966	2,316	569
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$16.66	$14.19	$12.65	$8.95	$11.373	$14.625	$17.843
Value at end of period	$19.41	$16.66	$14.19	$12.65	$8.95	$11.373	$14.625
Number of accumulation units outstanding at end of period	3,377	3,682	2,331	968	226	121	14
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during April 2003)
Value at beginning of period	$15.73	$14.66	$12.01	$9.12
Value at end of period	$18.15	$15.73	$14.66	$12.01
Number of accumulation units outstanding at end of period	5,208	4,818	445	637
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.25
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	9

CFI 227

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.78	$13.79	$12.98
Value at end of period	$16.21	$13.78	$13.79
Number of accumulation units outstanding at end of period	697	518	287
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.15	$9.70
Value at end of period	$9.85	$10.15
Number of accumulation units outstanding at end of period	6,740	5,864
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$13.75	$12.93	$10.80	$7.72
Value at end of period	$15.66	$13.75	$12.93	$10.80
Number of accumulation units outstanding at end of period	285	250	1,121	126
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.28	$14.43	$11.43	$8.68	$8.89
Value at end of period	$17.38	$15.28	$14.43	$11.43	$8.68
Number of accumulation units outstanding at end of period	6,111	5,624	6,600	2,464	1
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$18.09	$17.65	$16.49	$16.10
Value at end of period	$20.32	$18.09	$17.65	$16.49
Number of accumulation units outstanding at end of period	268	155	114	1
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.55
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	144
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.42
Value at end of period	$13.05
Number of accumulation units outstanding at end of period	1,659
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.86	$10.80	$10.06	$8.15
Value at end of period	$11.63	$10.86	$10.80	$10.06
Number of accumulation units outstanding at end of period	477	307	747	123

CFI 228

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.40	$11.85
Value at end of period	$17.95	$13.40
Number of accumulation units outstanding at end of period	1,019	592
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$15.80	$14.55	$12.41	$9.71	$12.02	$15.807
Value at end of period	$19.05	$15.80	$14.55	$12.41	$9.71	$12.02
Number of accumulation units outstanding at end of period	47	31	2,111	1,441	341	224
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.97	$13.99	$11.76	$10.37
Value at end of period	$17.21	$14.97	$13.99	$11.76
Number of accumulation units outstanding at end of period	158	524	4,854	1,778
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.05
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	20
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.29	$11.60
Value at end of period	$16.93	$13.29
Number of accumulation units outstanding at end of period	943	6
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$10.10	$9.18	$8.48	$6.30	$9.749	$13.213	$17.60
Value at end of period	$10.99	$10.10	$9.18	$8.48	$6.78	$9.749	$13.213
Number of accumulation units outstanding at end of period	3,179	2,856	3,827	1,737	0	296	199
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.71
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	448
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.95
Value at end of period	$15.20
Number of accumulation units outstanding at end of period	74

CFI 229

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.30	$13.10	$11.95	$11.58
Value at end of period	$14.69	$13.30	$13.10	$11.95
Number of accumulation units outstanding at end of period	2,806	2,388	779	53
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.74
Value at end of period	$14.71
Number of accumulation units outstanding at end of period	590
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.64	$13.46	$12.37	$12.12
Value at end of period	$14.86	$13.64	$13.46	$12.37
Number of accumulation units outstanding at end of period	313	268	285	1
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.00	$9.91
Value at end of period	$10.70	$10.00
Number of accumulation units outstanding at end of period	17,226	19,281
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.82
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	8
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.40	$11.32	$10.99	$10.75
Value at end of period	$11.69	$11.40	$11.32	$10.99
Number of accumulation units outstanding at end of period	11,059	10,810	8,418	3,594
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.33
Value at end of period	$10.57
Number of accumulation units outstanding at end of period	23
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.67	$10.44
Value at end of period	$11.67	$10.67
Number of accumulation units outstanding at end of period	1,233	1,151
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.33
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	56

CFI 230

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.69
Value at end of period	$12.79
Number of accumulation units outstanding at end of period	19
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.70
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	19
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$15.26	$15.23	$13.68	$10.82	$15.711	$21.165	$24.002
Value at end of period	$17.60	$15.26	$15.23	$13.68	$10.82	$15.711	$21.165
Number of accumulation units outstanding at end of period	1,103	1,266	2,100	1,051	889	597	32
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.93	$10.42
Value at end of period	$12.36	$10.93
Number of accumulation units outstanding at end of period	158	7
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.02	$14.65	$12.86
Value at end of period	$17.65	$15.02	$14.65
Number of accumulation units outstanding at end of period	1,532	897	78
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$19.54	$18.65	$17.18	$13.30	$17.579	$19.847	$19.539
Value at end of period	$21.84	$19.54	$18.65	$17.18	$13.30	$17.579	$19.847
Number of accumulation units outstanding at end of period	12,835	13,347	5,537	2,783	374	347	88
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$10.57	$9.79	$8.37	$7.02	$9.47	$12.133	$12.502
Value at end of period	$11.94	$10.57	$9.79	$8.37	$7.02	$9.47	$12.133
Number of accumulation units outstanding at end of period	6,998	6,720	1,012	0	341	248	49
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.49	$12.23	$10.62	$8.54
Value at end of period	$14.27	$12.49	$12.23	$10.62
Number of accumulation units outstanding at end of period	2,122	2,269	1,467	236

CFI 231

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.04	$10.47
Value at end of period	$12.63	$11.04
Number of accumulation units outstanding at end of period	1,198	696
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.47
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	136
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 2000)
Value at beginning of period	$18.15	$17.65	$16.35	$13.94	$15.752	$16.67	$16.663
Value at end of period	$19.70	$18.15	$17.65	$16.35	$13.94	$15.752	$16.67
Number of accumulation units outstanding at end of period	1,626	2,044	4,331	1,104	519	531	74
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$3.95	$3.58	$3.68	$2.56	$4.426	$5.893
Value at end of period	$4.18	$3.95	$3.58	$3.68	$2.56	$4.426
Number of accumulation units outstanding at end of period	17,622	15,395	9,089	7,676	1,865	765
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$14.24	$13.35	$12.49	$10.04	$13.565	$16.851	$18.079
Value at end of period	$16.05	$14.24	$13.35	$12.49	$10.04	$13.565	$16.851
Number of accumulation units outstanding at end of period	861	2,032	4,384	8,525	417	262	66
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$15.31	$14.19	$13.42	$10.43	$14.882	$20.684	$23.242
Value at end of period	$15.51	$15.31	$14.19	$13.42	$10.43	$14.882	$20.684
Number of accumulation units outstanding at end of period	1,102	1,041	2,078	1,336	857	789	194
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$19.12	$18.39	$16.86	$13.54	$17.494	$20.53	$21.21
Value at end of period	$21.61	$19.12	$18.39	$16.86	$13.54	$17.494	$20.53
Number of accumulation units outstanding at end of period	3,078	3,115	18,809	7,273	880	593	167
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$20.47	$18.67	$16.23	$12.42	$14.321	$14.712	$12.42
Value at end of period	$22.10	$20.47	$18.67	$16.23	$12.42	$14.321	$14.712
Number of accumulation units outstanding at end of period	10,235	9,579	8,428	4,942	895	1,324	101

CFI 232

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$15.50	$14.60	$12.12	$9.02	$10.54	$10.433	$9.777
Value at end of period	$17.41	$15.50	$14.60	$12.12	$9.02	$10.54	$10.433
Number of accumulation units outstanding at end of period	1,404	1,143	4,883	2,683	583	228	15
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$16.02	$15.74	$15.21	$14.51	$13.573	$12.652	$11.769
Value at end of period	$16.45	$16.02	$15.74	$15.21	$14.51	$13.573	$12.652
Number of accumulation units outstanding at end of period	4,802	5,020	11,955	9,277	436	480	58
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$10.80	$9.37	$8.11	$6.13		$11.453	$15.783
Value at end of period	$13.16	$10.80	$9.37	$8.11		$8.15	$11.453
Number of accumulation units outstanding at end of period	60	39	704	621		0	7
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.77	$11.82	$10.21	$7.76
Value at end of period	$16.30	$12.77	$11.82	$10.21
Number of accumulation units outstanding at end of period	654	1,087	937	170
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.16	$10.25	$9.31	$7.52
Value at end of period	$11.86	$11.16	$10.25	$9.31
Number of accumulation units outstanding at end of period	14	14	311	72
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$12.52	$12.32	$12.36	$12.42	$12.383	$12.077	$11.577
Value at end of period	$12.96	$12.52	$12.32	$12.36	$12.42	$12.383	$12.077
Number of accumulation units outstanding at end of period	14,216	15,901	19,620	10,100	5,344	5,210	47
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 2004)
Value at beginning of period	$20.22	$14.35	$11.93
Value at end of period	$24.29	$20.22	$14.35
Number of accumulation units outstanding at end of period	1,890	1,539	153
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.40	$13.87	$11.11
Value at end of period	$20.69	$15.40	$13.87
Number of accumulation units outstanding at end of period	1,093	591	30
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$7.96	$7.39	$6.80	$4.95
Value at end of period	$8.84	$7.96	$7.39	$6.80
Number of accumulation units outstanding at end of period	173	670	639	1

CFI 233

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$23.94	$22.00	$19.50	$14.38	$18.979	$18.499	$22.46
Value at end of period	$27.59	$23.94	$22.00	$19.50	$14.38	$18.979	$18.499
Number of accumulation units outstanding at end of period	3,942	3,575	2,135	813	3	372	132
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period	$15.76	$15.38	$14.44	$12.87	$13.642	$13.694
Value at end of period	$16.85	$15.76	$15.38	$14.44	$12.87	$13.642
Number of accumulation units outstanding at end of period	64	323	186	137	3	3
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$16.24	$15.50	$14.03	$11.43	$13.439	$15.40	$16.103
Value at end of period	$18.14	$16.24	$15.50	$14.03	$11.43	$13.439	$15.40
Number of accumulation units outstanding at end of period	187	431	2,284	227	9	9	13
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.74	$15.24	$14.01	$13.01		$14.516	$14.793
Value at end of period	$17.27	$15.74	$15.24	$14.01		$14.082	$14.516
Number of accumulation units outstanding at end of period	1,035	873	5,024	32		0	4
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$18.86	$17.86	$16.43	$13.37	$18.302	$20.526	$17.51
Value at end of period	$21.59	$18.86	$17.86	$16.43	$13.37	$18.302	$20.526
Number of accumulation units outstanding at end of period	753	687	2,965	1,853	139	165	28
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.48	$11.27	$10.14	$8.16
Value at end of period	$13.28	$11.48	$11.27	$10.14
Number of accumulation units outstanding at end of period	11,593	10,671	3,821	2,810
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$13.37	$12.52	$10.23	$7.74
Value at end of period	$14.80	$13.37	$12.52	$10.23
Number of accumulation units outstanding at end of period	6,228	5,844	5,107	1,170
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.42	$11.31	$9.90
Value at end of period	$14.68	$12.42	$11.31
Number of accumulation units outstanding at end of period	362	259	21

CFI 234

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$39.94	$28.67	$22.02
Value at end of period	$49.34	$39.94	$28.67
Number of accumulation units outstanding at end of period	553	692	49
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.72	$10.89
Value at end of period	$13.29	$11.72
Number of accumulation units outstanding at end of period	2,944	1,517
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.93	$10.52	$9.69
Value at end of period	$11.94	$10.93	$10.52
Number of accumulation units outstanding at end of period	2,257	864	8
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.85	$10.78	$10.51
Value at end of period	$10.80	$10.85	$10.78
Number of accumulation units outstanding at end of period	3,393	2,712	1,575
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.56	$11.08	$9.65	$9.15
Value at end of period	$13.96	$11.56	$11.08	$9.65
Number of accumulation units outstanding at end of period	2,405	1,975	1,606	11
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.56	$10.08	$9.29
Value at end of period	$12.15	$10.56	$10.08
Number of accumulation units outstanding at end of period	55	39	462
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.70	$10.64	$10.14
Value at end of period	$11.45	$10.70	$10.64
Number of accumulation units outstanding at end of period	219	126	13
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$15.17	$14.25	$11.83	$8.48
Value at end of period	$16.85	$15.17	$14.25	$11.83
Number of accumulation units outstanding at end of period	1,819	1,622	2,366	46
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.10	$11.60	$10.29
Value at end of period	$12.42	$11.10	$11.60
Number of accumulation units outstanding at end of period	213	80	30

CFI 235

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.18	$10.81	$9.71
Value at end of period	$13.33	$12.18	$10.81
Number of accumulation units outstanding at end of period	2,678	1,061	55
WANGER SELECT
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.43	$10.66
Value at end of period	$14.68	$12.43
Number of accumulation units outstanding at end of period	29	5
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during February 2005)
Value at beginning of period	$12.69	$11.47
Value at end of period	$13.51	$12.69
Number of accumulation units outstanding at end of period	300	167
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.04	$10.81	$10.25
Value at end of period	$12.84	$11.04	$10.81
Number of accumulation units outstanding at end of period	3,417	2,757	691

TABLE 24

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during February 2000)
Value at beginning of period	$9.82	$9.15	$8.70	$6.81	$9.131	$12.07	$14.449
Value at end of period	$10.29	$9.82	$9.15	$8.70	$6.81	$9.131	$12.07
Number of accumulation units outstanding at end of period	12,794	9,557	14,390	12,366	14,842	10,570	4,731
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2000)
Value at beginning of period	$8.55	$8.23	$7.66	$6.25	$7.503	$9.862	$11.707
Value at end of period	$9.84	$8.55	$8.23	$7.66	$6.25	$7.503	$9.862
Number of accumulation units outstanding at end of period	23,894	12,724	22,296	22,662	24,026	16,420	5,051
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during February 1999)
Value at beginning of period	$16.26	$15.61	$14.62	$12.43	$14.346	$15.634	$16.366	$14.95
Value at end of period	$17.44	$16.26	$15.61	$14.62	$12.43	$14.346	$15.634	$16.366
Number of accumulation units outstanding at end of period	14,936	17,408	14,456	14,376	9,985	4,471	1,624	508

CFI 236

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.65	$11.44	$9.98
Value at end of period	$16.41	$13.65	$11.44
Number of accumulation units outstanding at end of period	8,992	7,223	2,666
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$19.68	$18.07	$16.03
Value at end of period	$23.56	$19.68	$18.07
Number of accumulation units outstanding at end of period	4,717	6,052	3,377
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$25.53	$22.14	$19.45	$15.35	$17.173	$19.846	$21.552	$17.59	$15.738
Value at end of period	$28.13	$25.53	$22.14	$19.45	$15.35	$17.173	$19.846	$21.552	$17.59
Number of accumulation units outstanding at end of period	52,831	49,670	48,132	40,920	32,586	24,304	9,052	3,062	1,990
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$19.05	$18.24	$16.59	$12.91	$15.76	$16.817	$15.729	$15.001	$15.124
Value at end of period	$22.57	$19.05	$18.24	$16.59	$12.91	$15.76	$16.817	$15.729	$15.001
Number of accumulation units outstanding at end of period	35,555	43,295	58,807	61,026	41,444	18,022	1,913	1,189	2,077
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.05	$15.39	$15.09	$11.52	$16.718	$20.589	$23.453	$17.305	$14.386
Value at end of period	$16.92	$16.05	$15.39	$15.09	$11.52	$16.718	$20.589	$23.453	$17.305
Number of accumulation units outstanding at end of period	33,723	39,799	74,235	76,228	67,276	51,222	10,224	6,554	4,116
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.58	$14.12	$12.60	$8.92	$11.341	$14.591	$18.291	$13.005	$13.828
Value at end of period	$19.31	$16.58	$14.12	$12.60	$8.92	$11.341	$14.591	$18.291	$13.005
Number of accumulation units outstanding at end of period	4,129	5,314	6,900	4,455	3,642	2,208	626	156	113
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2002)
Value at beginning of period	$15.69	$14.63	$11.99	$9.20	$10.23
Value at end of period	$18.11	$15.69	$14.63	$11.99	$9.20
Number of accumulation units outstanding at end of period	7,450	6,764	5,835	1,647	376
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.46	$11.80
Value at end of period	$12.50	$12.46
Number of accumulation units outstanding at end of period	270	13

CFI 237

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.75	$13.77	$12.69	$9.80	$12.30
Value at end of period	$16.17	$13.75	$13.77	$12.69	$9.80
Number of accumulation units outstanding at end of period	1,885	1,469	1,395	974	80
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.15	$9.70
Value at end of period	$9.84	$10.15
Number of accumulation units outstanding at end of period	21,956	22,031
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$13.73	$12.91	$10.79	$8.07	$8.29
Value at end of period	$15.63	$13.73	$12.91	$10.79	$8.07
Number of accumulation units outstanding at end of period	5,056	8,063	6,038	3,999	2,784
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$15.25	$14.41	$11.42	$8.68	$7.86
Value at end of period	$17.33	$15.25	$14.41	$11.42	$8.68
Number of accumulation units outstanding at end of period	6,107	5,417	4,659	2,488	1,267
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.05	$17.62	$16.48	$12.46
Value at end of period	$20.27	$18.05	$17.62	$16.48
Number of accumulation units outstanding at end of period	920	694	1,012	612
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.19	$10.72
Value at end of period	$12.57	$11.19
Number of accumulation units outstanding at end of period	505	206
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.80
Value at end of period	$13.03
Number of accumulation units outstanding at end of period	345
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$8.79	$8.43	$7.78	$6.19	$6.33
Value at end of period	$9.72	$8.79	$8.43	$7.78	$6.19
Number of accumulation units outstanding at end of period	211	195	876	359	100

CFI 238

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$10.83	$10.78	$10.05	$8.25	$7.46
Value at end of period	$11.60	$10.83	$10.78	$10.05	$8.25
Number of accumulation units outstanding at end of period	1,840	1,333	840	534	67
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.39	$9.79
Value at end of period	$17.93	$13.39
Number of accumulation units outstanding at end of period	3,486	2,382
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.72	$14.49	$12.36	$9.68	$11.986	$16.636	$20.981	$13.431	$13.542
Value at end of period	$18.95	$15.72	$14.49	$12.36	$9.68	$11.986	$16.636	$20.981	$13.431
Number of accumulation units outstanding at end of period	4,236	4,815	7,761	5,543	5,015	4,501	1,838	182	125
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.94	$13.97	$11.75	$9.16	$8.89
Value at end of period	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	3,141	3,745	2,996	450	56
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.28	$11.60
Value at end of period	$12.98	$11.28
Number of accumulation units outstanding at end of period	153	20
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.28	$11.67	$9.75
Value at end of period	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	1,455	843	17
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.05	$9.14	$8.45	$6.20	$9.721	$13.182	$18.77	$12.616	$11.707
Value at end of period	$10.93	$10.05	$9.14	$8.45	$6.20	$9.721	$13.182	$18.77	$12.616
Number of accumulation units outstanding at end of period	23,137	22,542	28,925	22,622	23,926	20,142	3,932	1,615	928
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.47	$10.64
Value at end of period	$12.05	$11.47
Number of accumulation units outstanding at end of period	2,731	2,035

CFI 239

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.09
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	377
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.37	$10.64
Value at end of period	$11.77	$11.37
Number of accumulation units outstanding at end of period	15	2
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.42	$10.58
Value at end of period	$15.19	$12.42
Number of accumulation units outstanding at end of period	4	16
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.28	$13.09	$11.95	$11.38
Value at end of period	$14.66	$13.28	$13.09	$11.95
Number of accumulation units outstanding at end of period	3,847	13,468	13,581	1,227
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.69
Value at end of period	$14.70
Number of accumulation units outstanding at end of period	506
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.61	$13.44	$12.35	$9.61	$11.10
Value at end of period	$14.82	$13.61	$13.44	$12.35	$9.61
Number of accumulation units outstanding at end of period	1,659	1,611	2,355	940	106
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.25	$10.15
Value at end of period	$13.54	$12.25
Number of accumulation units outstanding at end of period	105,510	111,964
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.97	$10.30
Value at end of period	$12.43	$10.97
Number of accumulation units outstanding at end of period	43	951

CFI 240

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.13	$10.02
Value at end of period	$10.83	$10.13
Number of accumulation units outstanding at end of period	31,040	34,808
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.47	$9.94
Value at end of period	$11.25	$10.47
Number of accumulation units outstanding at end of period	1,580	524
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.38	$11.30	$10.98	$10.70	$10.11
Value at end of period	$11.67	$11.38	$11.30	$10.98	$10.70
Number of accumulation units outstanding at end of period	16,541	15,112	21,365	7,014	2,706
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.73
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	1
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.12
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	121
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.67	$10.42
Value at end of period	$11.66	$10.67
Number of accumulation units outstanding at end of period	2,471	1,024
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.90	$10.60
Value at end of period	$12.10	$10.90
Number of accumulation units outstanding at end of period	5,026	408
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.06	$10.87
Value at end of period	$12.44	$11.06
Number of accumulation units outstanding at end of period	7,593	1,309
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.26	$10.72
Value at end of period	$12.78	$11.26
Number of accumulation units outstanding at end of period	5,998	153

CFI 241

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.29	$10.31
Value at end of period	$10.90	$10.29
Number of accumulation units outstanding at end of period	109	4
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.80
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	261
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.68
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	152
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.19	$15.17	$13.63	$10.79	$15.667	$21.116	$22.712	$15.479	$14.631
Value at end of period	$17.50	$15.19	$15.17	$13.63	$10.79	$15.667	$21.116	$22.712	$15.479
Number of accumulation units outstanding at end of period	14,659	17,320	24,275	18	13,651	10,076	1,603	95	46
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.92	$10.27
Value at end of period	$12.35	$10.92
Number of accumulation units outstanding at end of period	9,004	2,265
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.56
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	56,439
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$15.00	$14.64	$12.92	$11.34
Value at end of period	$17.62	$15.00	$14.64	$12.92
Number of accumulation units outstanding at end of period	4,499	4,525	5,058	59
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$19.45	$18.57	$17.12	$13.26	$17.53	$19.801	$20.086	$16.652	$15.19
Value at end of period	$21.73	$19.45	$18.57	$17.12	$13.26	$17.53	$19.801	$20.086	$16.652
Number of accumulation units outstanding at end of period	17,141	17,981	22,725	19,593	19,639	11,447	2,103	2,478	1,525

CFI 242

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.52	$9.75	$8.62	$6.99	$9.443	$12.105	$12.851	$10.507	$9.977
Value at end of period	$11.88	$10.52	$9.75	$8.62	$6.99	$9.443	$12.105	$12.851	$10.507
Number of accumulation units outstanding at end of period	9,649	8,118	7,714	5,696	7,524	6,502	3,599	406	220
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$12.46	$12.21	$10.61	$8.30	$8.42
Value at end of period	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	3,181	2,307	3,282	1,449	382
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.17	$10.19
Value at end of period	$11.86	$11.17
Number of accumulation units outstanding at end of period	67,547	79,254
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.03	$10.61
Value at end of period	$12.62	$11.03
Number of accumulation units outstanding at end of period	776	394
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.53
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	874
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1998)
Value at beginning of period	$18.06	$17.57	$16.28	$13.89	$15.708	$16.631	$16.96	$15.139	$14.278
Value at end of period	$19.59	$18.06	$17.57	$16.28	$13.89	$15.708	$16.631	$16.96	$15.139
Number of accumulation units outstanding at end of period	19,750	20,839	27,060	25,464	22,210	11,109	3,655	1,122	533
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.80	$10.42
Value at end of period	$13.67	$11.80
Number of accumulation units outstanding at end of period	362	172
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$3.94	$3.58	$3.67	$2.56	$4.422	$5.822	$10.067
Value at end of period	$4.17	$3.94	$3.58	$3.67	$2.56	$4.422	$5.822
Number of accumulation units outstanding at end of period	17,078	17,252	30,281	20,643	16,998	9,124	2,174

CFI 243

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1998)
Value at beginning of period	$14.18	$13.29	$12.44	$10.00	$13.526	$16.812	$19.148	$16.537	$16.562
Value at end of period	$15.97	$14.18	$13.29	$12.44	$10.00	$13.526	$16.812	$19.148	$16.537
Number of accumulation units outstanding at end of period	47,214	42,868	33,486	40,201	50,158	43,851	23,600	2,977	934
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.25	$14.14	$13.37	$10.40	$14.847	$20.646	$23.778	$17.865	$15.724
Value at end of period	$15.44	$15.25	$14.14	$13.37	$10.40	$14.847	$20.646	$23.778	$17.865
Number of accumulation units outstanding at end of period	9,699	9,274	13,958	13,147	12,192	8,808	2,989	746	211
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.91
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	823
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$19.03	$18.31	$16.79	$13.50	$17.448	$20.486	$22.93	$18.708	$16.556
Value at end of period	$21.50	$19.03	$18.31	$16.79	$13.50	$17.448	$20.486	$22.93	$18.708
Number of accumulation units outstanding at end of period	34,685	34,402	65,982	63,684	57,597	41,188	9,814	1,399	173
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$20.39	$18.61	$16.18	$12.39	$14.295	$14.692	$12.564
Value at end of period	$22.01	$20.39	$18.61	$16.18	$12.39	$14.295	$14.692
Number of accumulation units outstanding at end of period	33,680	34,836	50,146	40,269	29,652	10,547	1,017
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$15.44	$14.55	$12.09	$9.00	$10.52	$10.419	$9.746
Value at end of period	$17.33	$15.44	$14.55	$12.09	$9.00	$10.52	$10.419
Number of accumulation units outstanding at end of period	18,740	18,033	21,398	21,695	15,568	7,760	2,255
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.94	$15.67	$15.16	$14.46	$13.535	$12.623	$11.674	$11.927	$11.423
Value at end of period	$16.36	$15.94	$15.67	$15.16	$14.46	$13.535	$12.623	$11.674	$11.927
Number of accumulation units outstanding at end of period	37,072	37,577	36,295	35,550	25,842	10,134	3,130	324	189
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during July 1999)
Value at beginning of period	$10.76	$9.34	$8.08	$6.21	$8.584	$11.437	$14.557	$10.925
Value at end of period	$13.11	$10.76	$9.34	$8.08	$6.21	$8.584	$11.437	$14.557
Number of accumulation units outstanding at end of period	4,407	3,833	6,565	5,218	4,758	3,041	423	21
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.74	$11.80	$10.20	$7.96	$9.87
Value at end of period	$16.26	$12.74	$11.80	$10.20	$7.96
Number of accumulation units outstanding at end of period	6,618	4,836	5,530	1,188	221

CFI 244

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$11.13	$10.23	$9.30	$6.90	$6.99
Value at end of period	$11.83	$11.13	$10.23	$9.30	$6.90
Number of accumulation units outstanding at end of period	1,551	2,563	2,401	738	27
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.46	$12.27	$12.31	$12.37	$12.348	$12.049	$11.485	$11.084	$10.821
Value at end of period	$12.89	$12.46	$12.27	$12.31	$12.37	$12.348	$12.049	$11.485	$11.084
Number of accumulation units outstanding at end of period	30,485	38,256	45,730	54,737	44,831	28,987	6,042	441	161
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 2001)
Value at beginning of period	$20.12	$14.29	$12.86	$9.99	$10.348	$11.955
Value at end of period	$24.16	$20.12	$14.29	$12.86	$9.99	$10.348
Number of accumulation units outstanding at end of period	5,855	7,783	1,128	141	112	82
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.39	$13.87	$11.46
Value at end of period	$20.66	$15.39	$13.87
Number of accumulation units outstanding at end of period	5,838	5,015	1,376
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$7.94	$7.38	$6.80	$4.97	$4.83
Value at end of period	$8.82	$7.94	$7.38	$6.80	$4.97
Number of accumulation units outstanding at end of period	2,916	2,419	3,100	2,828	95
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$23.83	$21.92	$19.43	$14.33	$18.935	$18.465	$17.545	$13.598	$11.872
Value at end of period	$27.45	$23.83	$21.92	$19.43	$14.33	$18.935	$18.465	$17.545	$13.598
Number of accumulation units outstanding at end of period	16,611	15,742	26,280	22,131	16,365	8,634	2,612	283	72
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$15.68	$15.31	$14.38	$12.83	$13.604	$14.132	$13.673	$12.666
Value at end of period	$16.76	$15.68	$15.31	$14.38	$12.83	$13.604	$14.132	$13.673
Number of accumulation units outstanding at end of period	7,953	7,707	6,277	7,472	4,846	2,548	1,038	125
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.16	$15.43	$13.97	$11.40	$13.401	$15.365	$15.685	$13.91	$14.731
Value at end of period	$18.04	$16.16	$15.43	$13.97	$11.40	$13.401	$15.365	$15.685	$13.91
Number of accumulation units outstanding at end of period	11,760	11,524	22,433	11,677	8,357	5,179	3,008	457	136

CFI 245

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.67	$15.17	$13.96	$11.85	$13.282	$14.483	$14.625	$13.457	$13.846
Value at end of period	$17.17	$15.67	$15.17	$13.96	$11.85	$13.282	$14.483	$14.625	$13.457
Number of accumulation units outstanding at end of period	24,061	18,722	17,915	25,055	16,363	11,787	4,151	1,479	501
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$18.78	$17.79	$16.38	$13.33	$18.258	$20.488	$18.852	$15.988	$15.181
Value at end of period	$21.48	$18.78	$17.79	$16.38	$13.33	$18.258	$20.488	$18.852	$15.988
Number of accumulation units outstanding at end of period	8,693	12,499	15,602	19,927	13,590	5,534	1,417	136	39
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.11
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	94
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
Value at beginning of period	$15.54	$14.03	$14.03	$11.78	$8.84	$12.444	$20.845	$31.003	$13.948
Value at end of period	$17.41	$15.54	$78.00	$81.00	$80.00	$61.00	$18.00	$2.00	$1.00
Number of accumulation units outstanding at end of period	104	194	78,427	81,861	80,916	61,718	18,685	2,357	1,441
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
Value at beginning of period	$11.45	$11.25	$11.25	$10.12	$7.84	$9.696
Value at end of period	$13.24	$11.45	$31.00	$15.00	$2.00	$60.00
Number of accumulation units outstanding at end of period	39,242	35,204	31,921	15,854	2,197	60
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
Value at beginning of period	$13.34	$12.50	$12.50	$10.22	$8.30
Value at end of period	$14.76	$13.34	$14.00	$10.00	$1.00
Number of accumulation units outstanding at end of period	18,993	16,699	14,769	10,530	1,689
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.41	$11.31	$9.87
Value at end of period	$14.66	$12.41	$11.31
Number of accumulation units outstanding at end of period	6,440	3,144	557
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$39.84	$28.60	$21.38
Value at end of period	$49.18	$39.84	$28.60
Number of accumulation units outstanding at end of period	5,989	4,372	1,040

CFI 246

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.71	$11.40
Value at end of period	$13.28	$11.71
Number of accumulation units outstanding at end of period	246	44
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.91	$10.49	$9.53
Value at end of period	$11.91	$10.91	$10.49
Number of accumulation units outstanding at end of period	9,535	3,504	3,534
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.84	$10.77	$10.24
Value at end of period	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	6,647	4,040	1,184
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$11.53	$11.06	$9.64	$7.97	$9.603	$9.055
Value at end of period	$13.92	$11.53	$11.06	$9.64	$7.97	$9.603
Number of accumulation units outstanding at end of period	11,084	9,702	3,626	2,254	569	63
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$10.54	$10.06	$9.17	$7.52	$9.414	$8.475
Value at end of period	$12.12	$10.54	$10.06	$9.17	$7.52	$9.414
Number of accumulation units outstanding at end of period	1,077	692	145	657	18	3
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.69	$10.64	$10.30
Value at end of period	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	3,344	2,009	1,189
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.14	$14.23	$11.81	$8.72	$10.52
Value at end of period	$16.81	$15.14	$14.23	$11.81	$8.72
Number of accumulation units outstanding at end of period	15,266	11,499	8,140	4,470	109
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$11.09	$11.60	$10.09
Value at end of period	$12.40	$11.09	$11.60
Number of accumulation units outstanding at end of period	3,803	3,082	1,202
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.17	$10.81	$10.13
Value at end of period	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	19,538	10,987	4,306

CFI 247

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998

WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.42	$11.40	$9.92
Value at end of period	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	1,563	1,281	133
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.68	$11.56	$9.90
Value at end of period	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	5,426	4,360	10
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.03	$10.80	$10.02
Value at end of period	$12.82	$11.03	$10.80
Number of accumulation units outstanding at end of period	15,301	10,000	1,766

TABLE 25

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.78	$9.12	$8.49
Value at end of period	$10.25	$9.78	$9.12
Number of accumulation units outstanding at end of period	2,504	4,586	3,526
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2003)
Value at beginning of period	$8.52	$8.21	$7.65	$7.22
Value at end of period	$9.80	$8.52	$8.21	$7.65
Number of accumulation units outstanding at end of period	3,703	4,037	3,198	2,679
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$16.18	$15.54	$14.57	$13.96
Value at end of period	$17.35	$16.18	$15.54	$14.57
Number of accumulation units outstanding at end of period	1,685	1,501	918	1,008
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.64	$11.43	$9.91
Value at end of period	$16.38	$13.64	$11.43
Number of accumulation units outstanding at end of period	1,803	859	339

CFI 248

	Condensed Financial Information (continued)

	2006	2005	2004	2003

EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$19.63	$18.03	$15.79
Value at end of period	$23.49	$19.63	$18.03
Number of accumulation units outstanding at end of period	871	1,315	329
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$25.41	$22.05	$19.37	$17.06
Value at end of period	$27.98	$25.41	$22.05	$19.37
Number of accumulation units outstanding at end of period	11,205	9,597	6,547	2,821
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.95	$18.17	$16.53	$14.45
Value at end of period	$22.46	$18.95	$18.17	$16.53
Number of accumulation units outstanding at end of period	8,490	8,278	5,408	1,685
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.98	$15.32	$15.04	$13.25
Value at end of period	$16.83	$15.98	$15.32	$15.04
Number of accumulation units outstanding at end of period	7,617	4,549	4,573	84
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.50	$14.06	$12.56	$10.18
Value at end of period	$19.21	$16.50	$14.06	$12.56
Number of accumulation units outstanding at end of period	111	1,875	1,539	9
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.66	$14.61	$11.98	$10.79
Value at end of period	$18.06	$15.66	$14.61	$11.98
Number of accumulation units outstanding at end of period	2,475	680	2,065	8
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.88
Value at end of period	$12.49
Number of accumulation units outstanding at end of period	11
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.72	$13.75	$12.39
Value at end of period	$16.13	$13.72	$13.75
Number of accumulation units outstanding at end of period	3	21	14

CFI 249

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.14	$9.70
Value at end of period	$9.83	$10.14
Number of accumulation units outstanding at end of period	4,232	3,362
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.70	$12.89	$10.78	$9.86
Value at end of period	$15.59	$13.70	$12.89	$10.78
Number of accumulation units outstanding at end of period	38	231	210	14
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$15.23	$14.39	$11.93
Value at end of period	$17.29	$15.23	$14.39
Number of accumulation units outstanding at end of period	860	420	1,717
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$18.01	$17.59	$16.12
Value at end of period	$20.21	$18.01	$17.59
Number of accumulation units outstanding at end of period	62	29	13
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.26
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	1
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.77	$8.78
Value at end of period	$9.70	$8.77
Number of accumulation units outstanding at end of period	7	4
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.81	$10.76	$10.04	$9.49
Value at end of period	$11.57	$10.81	$10.76	$10.04
Number of accumulation units outstanding at end of period	302	928	736	605
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.39	$11.49
Value at end of period	$17.92	$13.39
Number of accumulation units outstanding at end of period	196	90

CFI 250

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.65	$14.43	$12.31	$11.11
Value at end of period	$18.85	$15.65	$14.43	$12.31
Number of accumulation units outstanding at end of period	1,166	1,098	1,184	1,148
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$14.92	$13.95	$12.04
Value at end of period	$17.13	$14.92	$13.95
Number of accumulation units outstanding at end of period	820	578	117
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.26	$11.82
Value at end of period	$16.89	$13.26
Number of accumulation units outstanding at end of period	3,967	10
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.00	$9.10	$8.42	$7.48
Value at end of period	$10.87	$10.00	$9.10	$8.42
Number of accumulation units outstanding at end of period	1,956	860	1,028	26
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.47	$11.47
Value at end of period	$12.04	$11.47
Number of accumulation units outstanding at end of period	105	19
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.37	$11.47
Value at end of period	$11.76	$11.37
Number of accumulation units outstanding at end of period	196	20
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.27	$13.08	$11.94	$11.52
Value at end of period	$14.64	$13.27	$13.08	$11.94
Number of accumulation units outstanding at end of period	1,283	1,688	1,516	3
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.39	$10.91
Value at end of period	$14.69	$11.39
Number of accumulation units outstanding at end of period	105	29

CFI 251

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.58	$13.42	$12.32
Value at end of period	$14.78	$13.58	$13.42
Number of accumulation units outstanding at end of period	145	130	42
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.96	$10.96
Value at end of period	$12.42	$10.96
Number of accumulation units outstanding at end of period	25	9
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.99	$9.88
Value at end of period	$10.68	$9.99
Number of accumulation units outstanding at end of period	11,424	14,778
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.54
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	527
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.35	$11.29	$10.97	$10.86
Value at end of period	$11.64	$11.35	$11.29	$10.97
Number of accumulation units outstanding at end of period	9,814	3,410	637	792
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.67	$10.69
Value at end of period	$11.65	$10.67
Number of accumulation units outstanding at end of period	36	25
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.33
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	952
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.67
Value at end of period	$12.43
Number of accumulation units outstanding at end of period	77
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.26	$10.55
Value at end of period	$12.77	$11.26
Number of accumulation units outstanding at end of period	36	11

CFI 252

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.29	$10.29
Value at end of period	$10.89	$10.29
Number of accumulation units outstanding at end of period	8	8
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.12	$15.10	$13.89
Value at end of period	$17.41	$15.12	$15.10
Number of accumulation units outstanding at end of period	1,214	362	18
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.92	$10.92
Value at end of period	$12.34	$10.92
Number of accumulation units outstanding at end of period	4,539	37
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$14.98	$14.63	$12.80
Value at end of period	$17.59	$14.98	$14.63
Number of accumulation units outstanding at end of period	101	96	24
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$19.35	$18.49	$17.05	$15.23
Value at end of period	$21.61	$19.35	$18.49	$17.05
Number of accumulation units outstanding at end of period	2,136	1,872	1,364	357
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$10.47	$9.71	$8.53
Value at end of period	$11.81	$10.47	$9.71
Number of accumulation units outstanding at end of period	2,145	1,866	1,075
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.44	$12.20	$10.60	$10.38
Value at end of period	$14.21	$12.44	$12.20	$10.60
Number of accumulation units outstanding at end of period	1,909	171	139	29
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during August 2003)
Value at beginning of period	$17.98	$17.50	$16.22	$14.94
Value at end of period	$19.49	$17.98	$17.50	$16.22
Number of accumulation units outstanding at end of period	528	2,141	1,709	10

CFI 253

	Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.33
Value at end of period	$13.65
Number of accumulation units outstanding at end of period	3
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$3.93	$3.57	$3.32
Value at end of period	$4.15	$3.93	$3.57
Number of accumulation units outstanding at end of period	2,056	2,123	704
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$14.11	$13.24	$12.39	$10.98
Value at end of period	$15.88	$14.11	$13.24	$12.39
Number of accumulation units outstanding at end of period	600	389	400	121
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.18	$14.08	$13.33	$11.95
Value at end of period	$15.36	$15.18	$14.08	$13.33
Number of accumulation units outstanding at end of period	2,546	1,201	1,479	1,401
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.94	$18.24	$16.73	$14.93
Value at end of period	$21.39	$18.94	$18.24	$16.73
Number of accumulation units outstanding at end of period	5,695	4,414	3,150	534
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$20.31	$18.54	$16.14	$15.11
Value at end of period	$21.91	$20.31	$18.54	$16.14
Number of accumulation units outstanding at end of period	8,064	8,297	7,191	542
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.38	$14.50	$12.05	$11.22
Value at end of period	$17.26	$15.38	$14.50	$12.05
Number of accumulation units outstanding at end of period	1,857	1,572	2,461	217
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.87	$15.61	$15.10	$14.61
Value at end of period	$16.27	$15.87	$15.61	$15.10
Number of accumulation units outstanding at end of period	10,778	9,281	5,026	3,099

CFI 254

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$10.72	$9.31	$7.98
Value at end of period	$13.05	$10.72	$9.31
Number of accumulation units outstanding at end of period	292	241	46
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$12.71	$11.78	$10.51
Value at end of period	$16.22	$12.71	$11.78
Number of accumulation units outstanding at end of period	1,205	892	867
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.11	$10.21	$9.29	$8.80
Value at end of period	$11.80	$11.11	$10.21	$9.29
Number of accumulation units outstanding at end of period	198	1,044	1,228	40
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.40	$12.22	$12.26	$12.28
Value at end of period	$12.82	$12.40	$12.22	$12.26
Number of accumulation units outstanding at end of period	20,706	7,633	8,448	3,540
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during December 2004)
Value at beginning of period	$20.03	$14.22	$13.95
Value at end of period	$24.03	$20.03	$14.22
Number of accumulation units outstanding at end of period	369	223	18
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$15.37	$13.87	$13.71
Value at end of period	$20.63	$15.37	$13.87
Number of accumulation units outstanding at end of period	1,490	120	0
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$7.92	$7.37	$6.79	$6.78
Value at end of period	$8.79	$7.92	$7.37	$6.79
Number of accumulation units outstanding at end of period	1,011	570	294	56
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$23.73	$21.83	$19.37	$16.85
Value at end of period	$27.32	$23.73	$21.83	$19.37
Number of accumulation units outstanding at end of period	2,089	1,854	2,451	1,117

CFI 255

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.60	$15.25	$14.33	$13.38
Value at end of period	$16.67	$15.60	$15.25	$14.33
Number of accumulation units outstanding at end of period	917	2,270	2,374	102
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.09	$15.37	$13.92	$12.51
Value at end of period	$17.95	$16.09	$15.37	$13.92
Number of accumulation units outstanding at end of period	514	373	1,151	929
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.59	$15.11	$13.90	$12.71
Value at end of period	$17.08	$15.59	$15.11	$13.90
Number of accumulation units outstanding at end of period	984	852	660	198
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.69	$17.72	$16.32	$14.55
Value at end of period	$21.38	$18.69	$17.72	$16.32
Number of accumulation units outstanding at end of period	1,579	1,226	1,021	220
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$23.52	$22.10	$20.66	$19.22
Value at end of period	$25.66	$23.52	$22.10	$20.66
Number of accumulation units outstanding at end of period	15	13	5,604	2,119
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.46	$13.97	$11.74	$10.35
Value at end of period	$17.31	$15.46	$13.97	$11.74
Number of accumulation units outstanding at end of period	27	22	2,240	1,673
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.43	$11.23	$10.11	$9.25
Value at end of period	$13.21	$11.43	$11.23	$10.11
Number of accumulation units outstanding at end of period	7,043	3,463	4,484	556

CFI 256

Condensed Financial Information (continued)

	2006	2005	2004	2003

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.31	$12.47	$10.20	$9.32
Value at end of period	$14.72	$13.31	$12.47	$10.20
Number of accumulation units outstanding at end of period	2,899	2,894	2,539	1,851
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.39	$10.78
Value at end of period	$14.64	$12.39
Number of accumulation units outstanding at end of period	543	8
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$39.73	$28.54	$22.26
Value at end of period	$49.02	$39.73	$28.54
Number of accumulation units outstanding at end of period	1,635	843	121
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.34
Value at end of period	$13.27
Number of accumulation units outstanding at end of period	579
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.88	$10.47	$9.49
Value at end of period	$11.87	$10.88	$10.47
Number of accumulation units outstanding at end of period	203	451	137
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.83	$10.77	$10.50
Value at end of period	$10.77	$10.83	$10.77
Number of accumulation units outstanding at end of period	165	558	146
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.51	$11.04	$9.63	$8.87
Value at end of period	$13.89	$11.51	$11.04	$9.63
Number of accumulation units outstanding at end of period	3,161	2,094	1,212	939
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.51	$10.09
Value at end of period	$12.08	$10.51
Number of accumulation units outstanding at end of period	216	176

CFI 257

Condensed Financial Information (continued)

	2006	2005	2004	2003

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.68	$10.55
Value at end of period	$11.42	$10.68
Number of accumulation units outstanding at end of period	777	45
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$15.10	$14.20	$12.41
Value at end of period	$16.76	$15.10	$14.20
Number of accumulation units outstanding at end of period	9,329	5,435	5,359
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.08	$11.59	$10.85
Value at end of period	$12.38	$11.08	$11.59
Number of accumulation units outstanding at end of period	676	487	317
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.16	$10.80	$9.86
Value at end of period	$13.29	$12.16	$10.80
Number of accumulation units outstanding at end of period	7,390	3,169	983
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.32
Value at end of period	$14.64
Number of accumulation units outstanding at end of period	51
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.67	$12.46
Value at end of period	$13.47	$12.67
Number of accumulation units outstanding at end of period	3,259	14
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.02	$10.80	$10.22
Value at end of period	$12.81	$11.02	$10.80
Number of accumulation units outstanding at end of period	3,367	2,307	837

CFI 258

Condensed Financial Information (continued)

TABLE 26

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2000)
Value at beginning of period	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05	$14.116
Value at end of period	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05
Number of accumulation units outstanding at end of period	1,683	1,301	11,909	7,895	4,963	2,667	1,233
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695	$9.55
Value at end of period	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695
Number of accumulation units outstanding at end of period	3,171	3,561	13,407	6,078	4,301	3,567	3,046	22
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.11	$15.48	$14.51	$12.35	$14.265	$15.562	$16.306	$14.749	$12.877	$10.955
Value at end of period	$17.26	$16.11	$15.48	$14.51	$12.35	$14.265	$15.562	$16.306	$14.749	$12.877
Number of accumulation units outstanding at end of period	270	253	2,059	720	1,029	371	148	3,026	1,709	1,007
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.63	$11.43	$11.43
Value at end of period	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	474	454	3
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$19.58	$17.99	$15.35
Value at end of period	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	28	26	83
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$25.29	$21.95	$19.30	$15.25	$17.076	$19.755	$21.474	$17.543	$13.701	$11.436
Value at end of period	$27.83	$25.29	$21.95	$19.30	$15.25	$17.076	$19.755	$21.474	$17.543	$13.701
Number of accumulation units outstanding at end of period	12,425	13,836	20,847	15,543	11,482	9,811	11,468	14,452	11,751	8,704
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$18.86	$18.09	$16.46	$12.82	$15.672	$16.74	$15.672	$14.961	$13.606	$10.905
Value at end of period	$22.34	$18.86	$18.09	$16.46	$12.82	$15.672	$16.74	$15.672	$14.961	$13.606
Number of accumulation units outstanding at end of period	6,429	6,966	9,873	9,402	7,109	4,805	4,922	11,235	9,414	9,207
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$15.90	$15.25	$14.98	$11.45	$16.624	$20.494	$23.368	$17.259	$12.56	$10.537
Value at end of period	$16.74	$15.90	$15.25	$14.98	$11.45	$16.624	$20.494	$23.368	$17.259	$12.56
Number of accumulation units outstanding at end of period	8,551	9,970	18,809	17,712	13,681	4,427	5,157	30,213	12,956	2,793

CFI 259

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.42	$14.00	$12.51	$8.86	$11.278	$14.523	$18.224	$12.971	$11.678	$10.566
Value at end of period	$19.10	$16.42	$14.00	$12.51	$8.86	$11.278	$14.523	$18.224	$12.971	$11.678
Number of accumulation units outstanding at end of period	1,136	554	1,862	3,208	929	37	28	956	468	107
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2001)
Value at beginning of period	$15.62	$14.58	$11.96	$9.19	$10.282	$9.925
Value at end of period	$18.01	$15.62	$14.58	$11.96	$9.19	$10.282
Number of accumulation units outstanding at end of period	643	683	1,132	123	244	17
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.38
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	571
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.14	$9.69
Value at end of period	$9.82	$10.14
Number of accumulation units outstanding at end of period	7,706	7,312
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$15.20	$14.37	$11.40	$8.72
Value at end of period	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	4	4	1,075	533
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$10.79	$10.75	$10.03	$7.77
Value at end of period	$11.54	$10.79	$10.75	$10.03
Number of accumulation units outstanding at end of period	119	119	774	475
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.75
Value at end of period	$17.90
Number of accumulation units outstanding at end of period	351
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.57	$14.37	$12.27	$9.62	$11.919	$16.559	$20.905	$13.396	$11.418	$11.279
Value at end of period	$18.75	$15.57	$14.37	$12.27	$9.62	$11.919	$16.559	$20.905	$13.396	$11.418
Number of accumulation units outstanding at end of period	1,959	1,973	3,061	3,713	2,929	2,880	2,838	3,469	3,208	2,665

CFI 260

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.25	$11.66	$9.80
Value at end of period	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	539	451	402
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.95	$9.06	$8.39	$6.16	$9.666	$13.121	$18.702	$12.582	$9.85	$9.976
Value at end of period	$10.81	$9.95	$9.06	$8.39	$6.16	$9.666	$13.121	$18.702	$12.582	$9.85
Number of accumulation units outstanding at end of period	7,273	10,124	13,214	11,485	8,558	7,301	6,877	7,942	5,349	2,413
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.46	$11.59
Value at end of period	$12.03	$11.46
Number of accumulation units outstanding at end of period	564	268
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.25	$13.07	$12.19
Value at end of period	$14.61	$13.25	$13.07
Number of accumulation units outstanding at end of period	263	361	1,032
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.75
Value at end of period	$14.68
Number of accumulation units outstanding at end of period	325
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.55	$13.39	$12.33	$9.60	$10.14
Value at end of period	$14.74	$13.55	$13.39	$12.33	$9.60
Number of accumulation units outstanding at end of period	39	61	455	115	40
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.15
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	688
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.99	$9.88
Value at end of period	$10.67	$9.99
Number of accumulation units outstanding at end of period	1,060	1,048
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.33	$11.27	$10.97	$10.70	$10.13
Value at end of period	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	4,056	2,363	10,279	4,380	855

CFI 261

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.18
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	1,452
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.91
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	425
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.04	$15.04	$13.52	$10.72	$15.579	$21.019	$22.629	$15.438	$12.365	$12.192
Value at end of period	$17.32	$15.04	$15.04	$13.52	$10.72	$15.579	$21.019	$22.629	$15.438	$12.365
Number of accumulation units outstanding at end of period	629	1,452	3,059	4,476	4,712	1,302	1,517	1,541	1,256	80
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.91	$10.72
Value at end of period	$12.33	$10.91
Number of accumulation units outstanding at end of period	1,813	844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.97	$14.62	$12.84
Value at end of period	$17.56	$14.97	$14.62
Number of accumulation units outstanding at end of period	230	388	206
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.26	$18.41	$16.99	$13.17	$17.431	$19.71	$20.013	$16.608	$13.212	$12.951
Value at end of period	$21.50	$19.26	$18.41	$16.99	$13.17	$17.431	$19.71	$20.013	$16.608	$13.212
Number of accumulation units outstanding at end of period	1,237	1,484	2,874	1,848	841	517	981	7,740	5,824	3,802
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$10.42	$9.67	$8.55	$6.95	$9.39	$12.049	$12.805	$10.479	$8.649	$8.821
Value at end of period	$11.75	$10.42	$9.67	$8.55	$6.95	$9.39	$12.049	$12.805	$10.479	$8.649
Number of accumulation units outstanding at end of period	1,013	2,152	4,027	3,955	1,840	1,483	5,882	1,992	1,814	442
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$12.42	$12.18	$10.59	$8.22
Value at end of period	$14.17	$12.42	$12.18	$10.59
Number of accumulation units outstanding at end of period	334	326	1,414	258
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.36
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	13

CFI 262

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 1997)
Value at beginning of period	$17.89	$17.42	$16.16	$13.80	$15.62	$16.554	$16.898	$15.099	$13.107	$11.009
Value at end of period	$19.38	$17.89	$17.42	$16.16	$13.80	$15.62	$16.554	$16.898	$15.099	$13.107
Number of accumulation units outstanding at end of period	844	939	2,449	4,502	1,841	1,077	409	10,946	9,091	7,997
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$14.04	$13.18	$12.34	$9.94	$13.45	$16.734	$19.078	$16.493	$14.624	$11.429
Value at end of period	$15.80	$14.04	$13.18	$12.34	$9.94	$13.45	$16.734	$19.078	$16.493	$14.624
Number of accumulation units outstanding at end of period	8,085	8,020	10,520	15,853	12,590	9,105	13,522	55,797	47,950	40,309
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834	$13.027
Value at end of period	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834
Number of accumulation units outstanding at end of period	787	2,112	4,399	6,483	5,243	4,078	5,215	5,473	3,470
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$18.85	$18.16	$16.67	$13.42	$17.356	$20.399	$22.855	$18.665	$14.397	$11.374
Value at end of period	$21.28	$18.85	$18.16	$16.67	$13.42	$17.356	$20.399	$22.855	$18.665	$14.397
Number of accumulation units outstanding at end of period	4,510	6,666	10,028	12,701	8,926	5,902	6,603	22,097	16,814	3,156
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872	$9.216
Value at end of period	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872
Number of accumulation units outstanding at end of period	5,353	6,815	10,138	7,103	3,356	918	341	161	45
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80	$7.15
Value at end of period	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80
Number of accumulation units outstanding at end of period	980	1,096	2,042	5,706	1,210	92	117	233	78
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$15.79	$15.54	$15.04	$14.36	$13.459	$12.564	$11.632	$11.896	$11.166	$10.442
Value at end of period	$16.19	$15.79	$15.54	$15.04	$14.36	$13.459	$12.564	$11.632	$11.896	$11.166
Number of accumulation units outstanding at end of period	977	2,138	8,669	15,265	7,603	1,612	695	6,253	27,680	2,940
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during January 1999)
Value at beginning of period	$10.68	$9.28	$8.04	$6.18	$8.553	$11.407	$14.532	$10.05
Value at end of period	$12.99	$10.68	$9.28	$8.04	$6.18	$8.553	$11.407	$14.532
Number of accumulation units outstanding at end of period	72	68	1,833	2,052	1,150	588	232	36
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.68	$11.76	$10.17	$7.95	$9.30
Value at end of period	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	886	701	1,089	1,101	20

CFI 263

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.08	$10.19	$9.28	$6.89	$8.56
Value at end of period	$11.77	$11.08	$10.19	$9.28	$6.89
Number of accumulation units outstanding at end of period	152	252	593	489	21
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$12.34	$12.16	$12.22	$12.29	$12.279	$11.993	$11.443	$11.055	$10.641	$10.249
Value at end of period	$12.75	$12.34	$12.16	$12.22	$12.29	$12.279	$11.993	$11.443	$11.055	$10.641
Number of accumulation units outstanding at end of period	592	1,943	11,324	16,499	15,705	4,959	1,424	14,503	13,218	13,868
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$15.36	$13.86	$10.74
Value at end of period	$20.61	$15.36	$13.86
Number of accumulation units outstanding at end of period	478	1,550	855
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 1997)
Value at beginning of period	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574	$13.629	$13.952
Value at end of period	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574	$13.629
Number of accumulation units outstanding at end of period	2,829	3,175	5,623	6,128	3,557	2,243	1,486	3,951	3,581	47
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$15.53	$15.18	$14.27	$12.75	$13.527	$14.067	$13.623	$12.913	$12.257	$10.835
Value at end of period	$16.58	$15.53	$15.18	$14.27	$12.75	$13.527	$14.067	$13.623	$12.913	$12.257
Number of accumulation units outstanding at end of period	249	556	1,064	1,231	431	189	370	7,896	14,097	14,983
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$16.01	$15.30	$13.87	$11.32	$13.326	$15.294	$15.628	$13.873	$13.502	$11.422
Value at end of period	$17.85	$16.01	$15.30	$13.87	$11.32	$13.326	$15.294	$15.628	$13.873	$13.502
Number of accumulation units outstanding at end of period	2,872	2,779	4,965	9,371	5,892	4,550	671	12,770	14,280	9,985
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$15.52	$15.04	$13.85	$11.77	$13.207	$14.416	$14.572	$13.421	$12.864	$11.093
Value at end of period	$16.99	$15.52	$15.04	$13.85	$11.77	$13.207	$14.416	$14.572	$13.421	$12.864
Number of accumulation units outstanding at end of period	3,434	5,131	11,097	6,057	957	842	472	15,405	22,768	30,806

CFI 264

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96	$13.237	$12.103
Value at end of period	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96	$13.237
Number of accumulation units outstanding at end of period	1,683	2,034	3,316	3,258	1,899	906	461	2,344	2,432	795
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.40	$11.21	$10.10	$7.83	$8.71
Value at end of period	$13.17	$11.40	$11.21	$10.10	$7.83
Number of accumulation units outstanding at end of period	8,060	7,288	24,465	17,999	1,173
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.28	$12.45	$10.19	$8.29	$9.38
Value at end of period	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	1,279	1,049	3,920	2,013	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$39.62	$28.48	$21.02
Value at end of period	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	614	596	189
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.43
Value at end of period	$13.26
Number of accumulation units outstanding at end of period	307
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.85	$10.96
Value at end of period	$11.83	$10.85
Number of accumulation units outstanding at end of period	64	2
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.83	$10.76	$10.43
Value at end of period	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	4	319	247
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.48	$11.02	$9.61	$7.96	$8.05
Value at end of period	$13.85	$11.48	$11.02	$9.61	$7.96
Number of accumulation units outstanding at end of period	221	743	384	196	15

CFI 265

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.67	$10.63	$9.89
Value at end of period	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	1,094	101	41
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$15.07	$14.18	$11.79	$8.70	$9.949	$9.832
Value at end of period	$16.71	$15.07	$14.18	$11.79	$8.70	$9.949
Number of accumulation units outstanding at end of period	7	108	1,109	763	1,207	271
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.07	$11.59	$11.45
Value at end of period	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	570	526	209
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.15	$10.80	$9.56
Value at end of period	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	1,172	1,482	476
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.40	$11.39	$11.03
Value at end of period	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	717	925	430
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.66	$11.55	$9.56
Value at end of period	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	324	941	442
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.01	$10.80	$9.98
Value at end of period	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	133	569	380

CFI 266

	Condensed Financial Information (continued)

TABLE 27

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753	$10.217
Value at end of period	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	1,344,907	796,450	942,382	1,061,605	1,036,027	1,022,141	1,020,762	77,470
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716	$9.627
Value at end of period	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	2,116,658	1,741,155	2,137,810	2,531,856	2,594,514	2,942,079	2,698,140	470,277
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722	$22.705	$20.485	$17.84	$15.044
Value at end of period	$24.46	$22.77	$21.82	$20.41	$17.32	$19.00	$21.722	$22.705	$20.485	$17.84
Number of accumulation units outstanding at end of period	856,505	892,215	939,747	937,301	889,478	947,780	1,065,388	1,118,008	1,306,652	1,499,989
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.69	$11.45	$9.45
Value at end of period	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	2,802,671	1,629,402	589,758
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$19.84	$18.19	$15.26
Value at end of period	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	1,041,048	864,643	460,932
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053	$19.601	$15.27	$12.455
Value at end of period	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053	$19.601	$15.27
Number of accumulation units outstanding at end of period	11,199,576	11,118,370	10,166,479	9,251,982	8,483,150	8,115,293	8,555,653	9,498,614	9,575,608	11,399,666
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334	$17.459	$15.837	$12.518
Value at end of period	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334	$17.459	$15.837
Number of accumulation units outstanding at end of period	5,182,053	5,740,714	6,238,986	5,980,707	5,512,953	5,040,744	4,252,752	5,366,553	6,281,077	7,111,490
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$11.402
Value at end of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Number of accumulation units outstanding at end of period	6,753,788	7,907,412	9,263,906	10,095,142	9,742	9,927,690	10,298,747	9,652,436	7,144,438	6,586,698

CFI 267

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243	$13.662	$12.269	$11.137
Value at end of period	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243	$13.662	$12.269
Number of accumulation units outstanding at end of period	1,067,522	1,136,643	1,258,870	1,102,295	655,914	619,427	655,335	676,303	651,566	718,565
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2001)
Value at beginning of period	$15.80	$14.71	$12.04	$9.22	$10.293	$8.108
Value at end of period	$18.25	$15.80	$14.71	$12.04	$9.22	$10.293
Number of accumulation units outstanding at end of period	1,444,904	1,456,158	1,190,343	503,485	327,493	9,279
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.47	$10.96
Value at end of period	$12.53	$12.47
Number of accumulation units outstanding at end of period	142,606	32,809
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.83	$13.83	$12.73	$9.81	$12.13
Value at end of period	$16.30	$13.83	$13.83	$12.73	$9.81
Number of accumulation units outstanding at end of period	151,501	151,503	205,507	166,130	22,805
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.16	$9.70	$8.62	$6.50	$8.86
Value at end of period	$9.87	$10.16	$8.91	$8.62	$6.50
Number of accumulation units outstanding at end of period	5,195,091	6,193,036	109,784	112,673	20
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.80	$12.96	$10.81	$8.08	$10.13
Value at end of period	$15.74	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	401,982	498,975	546,581	347,202	163,145
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.83
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	10,968
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.34	$14.47	$11.45	$8.69	$10.00
Value at end of period	$17.46	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	1,447,101	1,654,972	1,308,859	640,335	223,645

CFI 268

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.23
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	1,268
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$18.16	$17.70	$16.53	$11.90	$15.51
Value at end of period	$20.42	$18.16	$17.70	$16.53	$11.90
Number of accumulation units outstanding at end of period	231,524	209,370	306,680	319,789	12,554
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21	$10.20
Value at end of period	$12.60	$11.21
Number of accumulation units outstanding at end of period	163,855	65,568
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.82	$10.27
Value at end of period	$13.07	$11.82
Number of accumulation units outstanding at end of period	571,176	233,021
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.22
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	12,165
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.85	$8.47	$7.80	$6.20	$7.73
Value at end of period	$9.80	$8.85	$8.47	$7.80	$6.20
Number of accumulation units outstanding at end of period	83,809	89,139	97,566	51,191	10,497
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.90	$10.83	$10.09	$8.26	$10.28
Value at end of period	$11.69	$10.90	$10.83	$10.09	$8.26
Number of accumulation units outstanding at end of period	66,415	60,233	47,393	26,246	13,555
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.40	$10.10
Value at end of period	$17.98	$13.40
Number of accumulation units outstanding at end of period	667,561	293,009

CFI 269

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$23.64	$21.75	$18.52	$14.49	$17.91	$24.82	$31.255	$19.978	$16.986	$16.776
Value at end of period	$28.53	$23.64	$21.75	$18.52	$14.49	$17.00	$24.82	$31.255	$19.978	$16.986
Number of accumulation units outstanding at end of period	1,490,788	1,730,012	1,943,759	2,190,759	2,328,539	2,680,991	3,143,512	3,509,645	4,030,904	6,242,299
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.03	$14.02	$11.78	$9.17	$10.06
Value at end of period	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	726,952	689,877	500,885	184,071	63,570
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.29	$10.65
Value at end of period	$13.01	$11.29
Number of accumulation units outstanding at end of period	64,572	18,756
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.10
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	26,844
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.31	$11.68	$9.66
Value at end of period	$16.98	$13.31	$11.68
Number of accumulation units outstanding at end of period	890,413	366,954	76,582
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.00	$19.114	$14.927	$15.114
Value at end of period	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927
Number of accumulation units outstanding at end of period	4,760,300	5,531,602	6,351,425	7,469,334	7,376,607	8,308,496	9,202,749	9,740,294	11,377,408	16,549,322
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.48	$10.19
Value at end of period	$12.08	$11.48
Number of accumulation units outstanding at end of period	158,655	72,660
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.03
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	50,763

CFI 270

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.39	$10.22
Value at end of period	$11.80	$11.39
Number of accumulation units outstanding at end of period	104,134	64,048
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.43	$10.11
Value at end of period	$15.22	$12.43
Number of accumulation units outstanding at end of period	212,075	29,594
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$13.12	$12.91	$11.76	$10.48
Value at end of period	$14.50	$13.12	$12.91	$11.76
Number of accumulation units outstanding at end of period	1,203,758	1,519,368	1,155,823	394,705
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.41	$9.88
Value at end of period	$14.74	$11.41
Number of accumulation units outstanding at end of period	506,371	50,345
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.57
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	4,824
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.69	$13.50	$12.39	$9.63	$11.38
Value at end of period	$14.94	$13.69	$13.50	$12.39	$9.63
Number of accumulation units outstanding at end of period	380,664	521,056	709,972	403,314	18,221
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.65	$10.01	$10.83	$8.32	$10.06
Value at end of period	$13.57	$11.65	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	23,257,569	26,193,355	80,312	54,284	7,342
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.98	$10.33
Value at end of period	$12.46	$10.98
Number of accumulation units outstanding at end of period	32,525	7,596

CFI 271

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01	$9.88
Value at end of period	$10.72	$10.01
Number of accumulation units outstanding at end of period	3,448,907	3,908,565
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.48	$9.98
Value at end of period	$11.28	$10.48
Number of accumulation units outstanding at end of period	202,022	82,108
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.44	$11.35	$11.01	$10.72	$10.00
Value at end of period	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	1,745,605	1,754,902	1,556,976	1,363,707	912,688
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.90
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	83,139
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.03
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	45,397
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.09
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	19,747
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.68	$10.07
Value at end of period	$11.68	$10.68
Number of accumulation units outstanding at end of period	317,056	48,781
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.91	$10.08
Value at end of period	$12.13	$10.91
Number of accumulation units outstanding at end of period	382,746	56,551

CFI 272

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.07	$10.49
Value at end of period	$12.47	$11.07
Number of accumulation units outstanding at end of period	270,076	20,254
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.27	$10.40
Value at end of period	$12.81	$11.27
Number of accumulation units outstanding at end of period	192,260	20,908
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.30	$10.15
Value at end of period	$10.92	$10.30
Number of accumulation units outstanding at end of period	81,541	2,473
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.07
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	14,186
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.00
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	71,341
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48	$24.145	$19.291	$19.016
Value at end of period	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48	$24.145	$19.291
Number of accumulation units outstanding at end of period	1,196,910	1,436,355	1,737,723	2,119,819	2,219,659	2,564,561	2,778,966	2,035,825	2,186,996	2,879,845
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.93	$10.15
Value at end of period	$12.38	$10.93
Number of accumulation units outstanding at end of period	3,476,645	1,031,529
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.09	$9.93	$7.17	$5.03	$6.60
Value at end of period	$11.95	$11.09	$7.68	$7.17	$5.03
Number of accumulation units outstanding at end of period	13,974,046	16,226,700	677,904	713,646	63,009

CFI 273

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$15.08	$14.69	$12.95	$10.75
Value at end of period	$17.74	$15.08	$14.69	$12.95
Number of accumulation units outstanding at end of period	1,003,994	995,404	548,367	118,665
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40	$14.112
Value at end of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Number of accumulation units outstanding at end of period	4,049,155	4,595,129	5,111,067	5,305,707	4,869,849	5,148,257	5,373,949	5,814,568	6,541,819	8,296,964
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795	$14.067
Value at end of period	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795
Number of accumulation units outstanding at end of period	3,259,525	3,707,990	4,099,189	4,602,681	4,963,176	5,680,341	6,451,502	7,196,329	8,758,123	11,539,850
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.80
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	1,176
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.53	$12.26	$10.64	$8.31	$9.91
Value at end of period	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	2,244,782	2,497,771	2,242,751	1,310,404	443,295
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.69	$9.98
Value at end of period	$11.89	$10.69
Number of accumulation units outstanding at end of period	11,899,870	13,027,738
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.04	$10.05
Value at end of period	$12.65	$11.04
Number of accumulation units outstanding at end of period	562,228	327,404
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.15
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	609,850

CFI 274

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$26.19	$25.44	$23.54	$20.06	$22.642	$23.936	$24.372	$21.723	$18.811	$15.551
Value at end of period	$28.45	$26.19	$25.44	$23.54	$20.06	$22.642	$23.936	$24.372	$21.723	$18.811
Number of accumulation units outstanding at end of period	8,919,427	10,600,515	11,915,421	12,798,574	13,616,148	15,791,704	18,322,641	21,610,375	25,990,902	34,194,804
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.83	$11.12	$10.25
Value at end of period	$13.73	$11.83	$11.12
Number of accumulation units outstanding at end of period	132,396	27,780	8,717
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.999
Value at end of period	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	3,308,840	3,754,607	4,468,527	5,560,964	3,646,831	3,252,927	2,082,586
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.74	$20.36	$19.02	$15.27	$20.618	$25.588	$29.10	$25.094	$22.194	$17.302
Value at end of period	$24.52	$21.74	$20.36	$19.02	$15.27	$20.618	$25.588	$29.10	$25.094	$22.194
Number of accumulation units outstanding at end of period	34,440,079	39,955,565	47,359,132	55,129,400	62,633,801	75,994,481	90,718,317	107,941,232	134,233,828	177,627,474
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173	$11.635
Value at end of period	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173
Number of accumulation units outstanding at end of period	1,719,952	2,052,842	2,540,097	3,045,564	3,134,523	3,666,868	4,162,082	3,505,798	2,395,680	41,928
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.08
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	70,106
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$10.924
Value at end of period	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444
Number of accumulation units outstanding at end of period	9,473,651	10,857,695	12,053,612	12,437,635	11,415,612	11,127,272	10,804,600	10,058,181	7,100,483	4,796,644
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891	$10.107
Value at end of period	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Number of accumulation units outstanding at end of period	5,155,750	5,659,110	5,712,947	5,001,907	4,188,495	2,436,650	1,651,222	395,150	146,921

CFI 275

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815	$9.996
Value at end of period	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Number of accumulation units outstanding at end of period	2,836,624	3,188,101	3,206,207	2,650,450	2,177,664	1,157,606	528,978	407,203	253,184
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.10	$18.75	$18.10	$17.24	$16.115	$15.007	$13.859	$14.137	$13.238	$12.377
Value at end of period	$19.63	$19.10	$18.75	$18.10	$17.24	$16.115	$15.007	$13.859	$14.137	$13.238
Number of accumulation units outstanding at end of period	6,748,054	7,676,440	8,524,985	9,306,487	10,976,890	11,769,149	9,870,708	11,928,359	15,101,998	18,047,780
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.89	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765	$10.182
Value at end of period	$13.28	$10.89	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765
Number of accumulation units outstanding at end of period	568,308	586,838	632,047	670,636	672,256	715,656	697,215	271,052	97,660
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$12.82	$11.87	$10.23	$7.97	$9.542	$8.697
Value at end of period	$16.39	$12.82	$11.87	$10.23	$7.97	$9.542
Number of accumulation units outstanding at end of period	1,141,766	937,211	845,792	588,086	289,088	359
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period	$11.21	$10.28	$9.33	$6.92	$9.446	$8.835
Value at end of period	$11.93	$11.21	$10.28	$9.33	$6.92	$9.446
Number of accumulation units outstanding at end of period	194,641	208,142	250,795	214,876	31,362	35
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.473
Value at end of period	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951
Number of accumulation units outstanding at end of period	4,497,051	4,217,349	4,663,196	6,120,534	8,751,582	9,788,389	9,554,319	11,010,659	10,102,496	12,191,085
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$26.39	$18.71	$16.81	$13.04	$13.49	$16.25	$13.90	$12.336	$15.541	$14.686
Value at end of period	$31.73	$26.39	$18.71	$16.81	$13.04	$13.49	$16.25	$13.90	$12.336	$15.541
Number of accumulation units outstanding at end of period	955,153	889,991	409,378	283,978	313,361	332,944	373,905	489,113	755,984	1,786,409
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.43	$13.88	$10.00
Value at end of period	$20.74	$15.43	$13.88
Number of accumulation units outstanding at end of period	1,455,294	1,114,387	659,405
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2001)
Value at beginning of period	$8.00	$7.42	$6.82	$4.98	$8.945	$7.835
Value at end of period	$8.89	$8.00	$7.42	$6.82	$4.98	$8.945
Number of accumulation units outstanding at end of period	257,895	263,602	261,280	375,296	75,689	2,339

CFI 276

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 1997)
Value at beginning of period	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654	$12.299
Value at end of period	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654
Number of accumulation units outstanding at end of period	1,927,278	2,137,385	2,636,926	3,063,779	2,941,313	2,827,320	2,460,640	1,598,682	1,696,714	253,548
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$17.44	$17.00	$15.94	$14.21	$15.039	$15.599	$15.07	$14.248	$13.491	$11.93
Value at end of period	$18.66	$17.44	$17.00	$15.94	$14.21	$15.039	$15.599	$15.07	$14.248	$13.491
Number of accumulation units outstanding at end of period	636,203	691,462	758,576	902,310	973,538	1,083,315	1,251,618	1,420,931	11,971,281	1,624,842
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$18.66	$17.79	$16.08	$13.09	$15.374	$17.601	$17.94	$15.886	$15.422	$13.025
Value at end of period	$20.86	$18.66	$17.79	$16.08	$13.09	$15.374	$17.601	$17.94	$15.886	$15.422
Number of accumulation units outstanding at end of period	1,757,979	1,918,047	2,049,110	2,208,844	2,264,302	2,337,042	2,468,024	2,759,063	3,508,677	3,543,367
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$17.79	$17.20	$15.80	$13.39	$14.991	$16.322	$16.458	$15.12	$14.456	$12.45
Value at end of period	$19.53	$17.79	$17.20	$15.80	$13.39	$14.991	$16.322	$16.458	$15.12	$14.456
Number of accumulation units outstanding at end of period	1,391,338	1,574,701	1,643,994	1,738,315	1,772,984	1,945,392	2,083,593	2,306,431	2,863,812	2,469,082
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$13.261	$12.913
Value at end of period	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$13.261
Number of accumulation units outstanding at end of period	1,409,865	1,637,409	1,889,965	2,194,151	2,405,598	2,189,268	1,174,458	987,707	1,079,291	100,928
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.16
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	13,058
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.20
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	27,396
JANUS ASPEN SERIES BALANCED PORTFOLIO
Value at beginning of period	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922	$19.908	$15.012	$12.449
Value at end of period	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922	$19.908	$15.012
Number of accumulation units outstanding at end of period	10,331	15,204	5,950,153	7,256,211	7,632,923	7,232,079	6,650,000	5,686,066	3,192,160	1,911,789

CFI 277

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$20.57	$20.42	$19.89	$18.93	$17.351	$16.308	$15.54	$15.487	$14.373	$13.022
Value at end of period	$21.18	$20.57	$20.42	$19.89	$18.93	$17.351	$16.308	$15.54	$15.487	$14.373
Number of accumulation units outstanding at end of period	4,152	5,961	1,416,300	1,837,861	2,165,378	1,460,675	1,096,265	1,078,342	1,213,451	934,053
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
Value at beginning of period	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64	$20.951	$15.801	$14.202
Value at end of period	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64	$20.951	$15.801
Number of accumulation units outstanding at end of period	14,613	17,944	8,889,786	10,733,566	11,370,433	13,156,546	14,665,251	12,224,096	7,536,062	9,271,525
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574	$21.288	$16.72	$13.86
Value at end of period	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574	$21.288	$16.72
Number of accumulation units outstanding at end of period	11,015	15,176	8,351,236	11,057,738	12,701,306	14,623,768	16,487,772	15,478,181	14,519,620	17,194,687
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$11.53	$11.31	$10.16	$7.85	$9.703	$8.622
Value at end of period	$13.35	$11.53	$11.31	$10.16	$7.85	$9.703
Number of accumulation units outstanding at end of period	3,972,087	4,191,842	3,951,616	2,027,719	662,587	119,942
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$13.43	$12.56	$10.25	$8.32	$9.341	$8.112
Value at end of period	$14.88	$13.43	$12.56	$10.25	$8.32	$9.341
Number of accumulation units outstanding at end of period	2,555,514	2,934,710	2,159,782	1,056,376	466,937	6,563
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.64
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	26,098
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.44	$11.32	$9.69
Value at end of period	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	658,350	485,783	307,559
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$40.16	$28.79	$19.45		$13.823	$13.82
Value at end of period	$49.65	$40.16	$28.79		$15.31	$13.823
Number of accumulation units outstanding at end of period	1,259,577	1,160,337	475,585		0	11

CFI 278

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.72	$10.23
Value at end of period	$13.32	$11.72
Number of accumulation units outstanding at end of period	201,230	52,201
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.99	$10.56	$9.43	$8.14	$8.51
Value at end of period	$12.02	$10.99	$10.56	$9.43	$8.14
Number of accumulation units outstanding at end of period	1,334,312	1,286,153	436,919	596	208
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.87	$10.78	$10.05
Value at end of period	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	763,468	794,168	303,706
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during October 2001)
Value at beginning of period	$11.61	$11.12	$9.67	$7.99	$9.61	$9.279
Value at end of period	$14.04	$11.61	$11.12	$9.67	$7.99	$9.61
Number of accumulation units outstanding at end of period	2,548,852	1,828,425	893,502	396,078	167,518	2,342
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.61	$10.12	$9.21	$7.53	$9.26
Value at end of period	$12.22	$10.61	$10.12	$9.21	$7.53
Number of accumulation units outstanding at end of period	174,786	146,397	94,149	57,446	19,128
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.72	$10.65	$9.68
Value at end of period	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	299,696	227,325	176,478
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$15.24	$14.30	$11.86	$8.73	$9.961	$8.496
Value at end of period	$16.94	$15.24	$14.30	$11.86	$8.73	$9.961
Number of accumulation units outstanding at end of period	1,524,422	1,780,749	1,337,054	421,274	94,165	3,545
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.11	$11.61	$9.86
Value at end of period	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	1,078,607	643,749	294,872

CFI 279

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period		$10.82	$9.80
Value at end of period		$12.20	$10.82
Number of accumulation units outstanding at end of period		3,419,375	1,485,899
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.20
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	4,627,282
WANGER SELECT
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.45	$11.41	$10.12
Value at end of period	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	625,495	202,100	71,289
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.72	$11.57	$9.82
Value at end of period	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	489,042	304,343	84,146
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.05	$10.82	$9.84
Value at end of period	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	2,302,633	2,104,724	1,204,531

TABLE 28

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL
SEPARATE ACCOUNT CHARGES OF 1.50% (including a 0.25% Administrative Expense Charge Beginning April 7, 1997)
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05	$13.729	$10.165
Value at end of period	$10.21	$9.75	$9.09	$8.66	$6.79	$9.106	$12.05	$13.729
Number of accumulation units outstanding at end of period	34,535	17,708	20,528	21,152	20,848	24,468	28,018	2,372
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695	$9.684
Value at end of period	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$9.845	$11.695
Number of accumulation units outstanding at end of period	45,449	37,056	42,845	39,056	36,100	38,470	38,374	5,151

CFI 280

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$22.27	$21.40	$20.07	$17.07	$19.727	$21.521	$22.55	$20.397	$17.808	$14.934
Value at end of period	$23.87	$22.27	$21.40	$20.07	$17.07	$19.727	$21.521	$22.55	$20.397	$17.808
Number of accumulation units outstanding at end of period	32,690	32,867	37,768	36,324	30,377	28,749	28,518	27,661	24,487	20,521
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.63	$11.43	$9.96
Value at end of period	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	46,481	14,087	3,097
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$19.58	$17.99	$15.99
Value at end of period	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	16,999	13,424	7,700
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$28.13	$24.42	$21.47	$16.96	$18.997	$21.977	$23.889	$19.516	$15.242	$12.388
Value at end of period	$30.96	$28.13	$24.42	$21.47	$16.96	$18.997	$21.977	$23.889	$19.516	$15.242
Number of accumulation units outstanding at end of period	254,136	253,307	222,009	185,516	159,118	156,910	157,051	170,565	157,444	146,381
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$21.92	$21.02	$19.13	$14.90	$18.209	$19.45	$18.209	$17.384	$15.808	$12.711
Value at end of period	$25.95	$21.92	$21.02	$19.13	$14.90	$18.209	$19.45	$18.209	$17.384	$15.808
Number of accumulation units outstanding at end of period	164,429	179,189	184,225	179,752	150,449	136,762	118,945	145,786	222,658	117,588
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822	$19.072	$13.879	$11.373
Value at end of period	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822	$19.072	$13.879
Number of accumulation units outstanding at end of period	190,758	217,069	246,401	265,559	219,551	211,010	211,306	200,009	228,969	104,982
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$17.22	$14.69	$13.12	$9.29	$11.827	$15.231	$19.112	$13.603	$12.247	$11.253
Value at end of period	$20.03	$17.22	$14.69	$13.12	$9.29	$11.827	$15.231	$19.112	$13.603	$12.247
Number of accumulation units outstanding at end of period	35,066	34,281	33,035	25,285	18,351	15,492	13,970	12,105	11,523	8,098
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.62	$14.58	$11.96	$9.19	$11.51
Value at end of period	$18.01	$15.62	$14.58	$11.96	$9.19
Number of accumulation units outstanding at end of period	38,440	37,841	22,125	7,736	3,027

CFI 281

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.45	$11.01
Value at end of period	$12.48	$12.45
Number of accumulation units outstanding at end of period	3,653	8
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.69	$13.72	$12.66	$9.94
Value at end of period	$16.09	$13.69	$13.72	$12.66
Number of accumulation units outstanding at end of period	2,886	5,281	3,172	1,748
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.14	$9.69
Value at end of period	$9.82	$10.14
Number of accumulation units outstanding at end of period	132,379	169,734
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$13.68	$12.87	$10.77	$8.07	$8.44
Value at end of period	$15.55	$13.68	$12.87	$10.77	$8.07
Number of accumulation units outstanding at end of period	9,590	10,176	14,510	6,056	1,575
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.94
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	348
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$15.20	$14.37	$11.40	$8.67	$8.79
Value at end of period	$17.25	$15.20	$14.37	$11.40	$8.67
Number of accumulation units outstanding at end of period	30,624	30,959	28,782	11,562	4,599
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.03
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	629
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.98	$17.56	$16.44	$12.45
Value at end of period	$20.16	$17.98	$17.56	$16.44
Number of accumulation units outstanding at end of period	4,797	3,565	4,496	2,526

CFI 282

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.19	$10.81
Value at end of period	$12.55	$11.19
Number of accumulation units outstanding at end of period	2,893	1,082
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.80	$10.63
Value at end of period	$13.01	$11.80
Number of accumulation units outstanding at end of period	13,843	4,235
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.19
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	32
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.75	$8.41	$7.76	$6.18	$6.00
Value at end of period	$9.67	$8.75	$8.41	$7.76	$6.18
Number of accumulation units outstanding at end of period	388	705	348	4,373	10
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$10.79	$10.75	$10.03	$8.24	$8.85
Value at end of period	$11.54	$10.79	$10.75	$10.03	$8.24
Number of accumulation units outstanding at end of period	1,177	1,867	1,522	276	9
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.38	$10.99
Value at end of period	$17.90	$13.38
Number of accumulation units outstanding at end of period	20,051	21,726
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$23.13	$21.33	$18.21	$14.28	$17.699	$24.59	$31.043	$19.892	$16.955	$16.749
Value at end of period	$27.84	$23.13	$21.33	$18.21	$14.28	$17.699	$24.59	$31.043	$19.892	$16.955
Number of accumulation units outstanding at end of period	34,310	39,311	44,164	51,485	44,371	45,752	51,363	52,692	45,320	48,385
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.89	$13.93	$11.73	$9.15	$7.83
Value at end of period	$17.09	$14.89	$13.93	$11.73	$9.15
Number of accumulation units outstanding at end of period	13,590	14,595	12,238	3,008	91

CFI 283

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.24
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	995
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.68
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	7,896
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.25	$11.66	$9.88
Value at end of period	$16.87	$13.25	$11.66
Number of accumulation units outstanding at end of period	13,629	4,895	738
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.05	$13.71	$12.68	$9.32	$14.621	$19.847	$28.288	$19.032	$14.899	$15.09
Value at end of period	$16.35	$15.05	$13.71	$12.68	$9.32	$14.621	$19.847	$28.288	$19.032	$14.899
Number of accumulation units outstanding at end of period	87,340	103,669	121,537	136,528	132,853	137,851	140,183	133,579	135,641	131,565
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.46	$10.47
Value at end of period	$12.03	$11.46
Number of accumulation units outstanding at end of period	2,594	476
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.56
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	29
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.37	$10.91
Value at end of period	$11.75	$11.37
Number of accumulation units outstanding at end of period	84	27
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.41	$11.01
Value at end of period	$15.16	$12.41
Number of accumulation units outstanding at end of period	12,059	5,949

CFI 284

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.03	$12.85	$11.74	$10.93
Value at end of period	$14.37	$13.03	$12.85	$11.74
Number of accumulation units outstanding at end of period	28,084	26,688	15,704	1,047
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.39	$10.67
Value at end of period	$14.68	$11.39
Number of accumulation units outstanding at end of period	8,247	3,735
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$13.55	$13.39	$12.33	$10.01
Value at end of period	$14.74	$13.55	$13.39	$12.33
Number of accumulation units outstanding at end of period	9,832	10,577	15,378	4,378
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.62	$10.01
Value at end of period	$13.51	$11.62
Number of accumulation units outstanding at end of period	574,315	622,569
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.96	$10.47
Value at end of period	$12.41	$10.96
Number of accumulation units outstanding at end of period	4,165	3,947
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.99	$9.88
Value at end of period	$10.67	$9.99
Number of accumulation units outstanding at end of period	89,383	97,566
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.46	$9.99
Value at end of period	$11.23	$10.46
Number of accumulation units outstanding at end of period	6,967	69
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.33	$11.27	$10.97	$10.70	$10.10
Value at end of period	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	41,378	36,567	30,623	24,561	11,498

CFI 285

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.16
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	4,749
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.88
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	278
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.31
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	456
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.66	$10.31
Value at end of period	$11.64	$10.66
Number of accumulation units outstanding at end of period	9,031	215
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.89	$10.56
Value at end of period	$12.08	$10.89
Number of accumulation units outstanding at end of period	7,127	352
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.05	$10.67
Value at end of period	$12.42	$11.05
Number of accumulation units outstanding at end of period	1,702	1,592
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.26	$11.02
Value at end of period	$12.76	$11.26
Number of accumulation units outstanding at end of period	6,473	42
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.29	$10.11
Value at end of period	$10.88	$10.29
Number of accumulation units outstanding at end of period	1,883	14
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.60
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	2

CFI 286

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.48
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	1,709
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$23.43	$23.41	$21.06	$16.69	$24.26	$32.731	$35.239	$24.041	$19.256	$18.985
Value at end of period	$26.97	$23.43	$23.41	$21.06	$16.69	$24.26	$32.731	$35.239	$24.041	$19.256
Number of accumulation units outstanding at end of period	25,118	29,066	32,749	34,926	38,660	44,604	41,529	34,760	28,002	25,830
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.91	$10.41
Value at end of period	$12.33	$10.91
Number of accumulation units outstanding at end of period	44,303	23,802
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.07	$9.93	$7.13	$5.00	$6.20
Value at end of period	$11.90	$11.07	$7.62	$7.13	$5.00
Number of accumulation units outstanding at end of period	321,464	373,538	11,545	26,666	140
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$14.98	$14.63	$12.93	$11.12
Value at end of period	$17.57	$14.98	$14.63	$12.93
Number of accumulation units outstanding at end of period	20,094	15,678	8,750	2,862
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773	$18.068	$14.374	$14.09
Value at end of period	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773	$18.068	$14.374
Number of accumulation units outstanding at end of period	116,941	116,588	113,758	111,932	98,320	91,527	91,561	93,176	91,620	79,799
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.59	$15.39	$13.62	$11.06	$14.951	$19.185	$20.388	$16.685	$13.77	$14.044
Value at end of period	$18.71	$16.59	$15.39	$13.62	$11.06	$14.951	$19.185	$20.388	$16.685	$13.77
Number of accumulation units outstanding at end of period	78,043	89,250	99,014	105,875	108,074	120,475	131,412	139,056	146,728	149,523
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.42	$12.18	$10.59	$8.29	$8.47
Value at end of period	$14.17	$12.42	$12.18	$10.59	$8.29
Number of accumulation units outstanding at end of period	25,347	30,415	23,542	9,550	5,241

CFI 287

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.66	$9.97
Value at end of period	$11.84	$10.66
Number of accumulation units outstanding at end of period	278,531	313,107
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.02	$10.36
Value at end of period	$12.60	$11.02
Number of accumulation units outstanding at end of period	15,081	10,201
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.01
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	8,911
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during April 1997)
Value at beginning of period	$25.63	$24.95	$23.15	$19.77	$22.375	$23.714	$24.00	$21.629	$18.776	$15.674
Value at end of period	$27.77	$25.63	$24.95	$23.15	$19.77	$22.375	$23.714	$24.206	$21.629	$18.776
Number of accumulation units outstanding at end of period	187,136	234,252	270,502	265,097	277,477	304,553	317,955	352,495	385,862	478,117
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.78	$10.49
Value at end of period	$13.63	$11.78
Number of accumulation units outstanding at end of period	5,132	210
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821	$9.738
Value at end of period	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Number of accumulation units outstanding at end of period	62,466	51,621	59,773	62,908	38,675	31,262	41,668
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$21.27	$19.97	$18.70	$15.06	$20.376	$25.351	$28.902	$24.00	$22.153	$17.861
Value at end of period	$23.93	$21.27	$19.97	$18.70	$15.06	$20.376	$25.351	$28.902	$24.00	$22.153
Number of accumulation units outstanding at end of period	629,336	733,906	825,239	863,597	920,124	1,096,214	1,314,585	1,449,638	1,587,351	1,699,982
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834	$13.149	$12.739
Value at end of period	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834	$13.149
Number of accumulation units outstanding at end of period	46,141	53,383	58,204	55,705	58,093	65,576	74,056	63,831	36,839	3,326

CFI 288

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.37
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	973
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887	$18.691	$14.418	$11.345
Value at end of period	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887	$18.691	$14.418
Number of accumulation units outstanding at end of period	147,959	164,046	188,039	186,465	162,093	152,444	146,863	118,788	68,841	27,945
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872	$9.946
Value at end of period	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872
Number of accumulation units outstanding at end of period	98,979	109,197	104,261	87,243	66,409	42,162	22,440	3,733	203
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80	$9.775
Value at end of period	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80
Number of accumulation units outstanding at end of period	62,443	66,580	68,874	51,117	34,822	18,943	7,534	1,705	598
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$18.68	$18.39	$17.80	$17.00	$15.926	$14.868	$13.764	$14.076	$13.213	$12.302
Value at end of period	$19.15	$18.68	$18.39	$17.80	$17.00	$15.926	$14.868	$13.764	$14.076	$13.213
Number of accumulation units outstanding at end of period	156,611	171,390	182,278	187,469	193,755	176,720	155,214	186,303	199,388	215,650
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$10.68	$9.28	$8.04	$6.18	$8.553	$11.407	$14.532	$9.748	$9.737
Value at end of period	$12.99	$10.68	$9.28	$8.04	$6.18	$8.553	$11.407	$14.532	$9.748
Number of accumulation units outstanding at end of period	11,495	12,917	13,836	11,565	10,022	8,304	9,524	4,118	1,095
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.68	$11.76	$10.17	$7.95	$8.31
Value at end of period	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	24,233	18,807	12,453	7,503	224
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$11.08	$10.19	$9.28	$6.96
Value at end of period	$11.77	$11.08	$10.19	$9.28
Number of accumulation units outstanding at end of period	5,311	5,597	6,239	6,146

CFI 289

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$13.84	$13.64	$13.70	$13.78	$13.765	$13.445	$12.829	$12.393	$11.929	$11.592
Value at end of period	$14.30	$13.84	$13.64	$13.70	$13.78	$13.765	$13.445	$12.829	$12.393	$11.929
Number of accumulation units outstanding at end of period	100,067	96,206	114,605	120,949	194,182	171,507	131,198	136,761	123,429	176,703
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 1997)
Value at beginning of period	$25.82	$18.35	$16.53	$12.86	$13.331	$16.099	$13.805	$12.283	$15.512	$13.756
Value at end of period	$30.97	$25.82	$18.35	$16.53	$12.86	$13.331	$16.099	$13.805	$12.283	$15.512
Number of accumulation units outstanding at end of period	20,964	22,232	6,013	4,148	5,191	4,743	5,288	10,231	14,342	26,426
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.36	$13.86	$11.39
Value at end of period	$20.61	$15.36	$13.86
Number of accumulation units outstanding at end of period	13,265	8,435	2,647
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$7.91	$7.36	$6.78	$4.96	$5.84
Value at end of period	$8.77	$7.91	$7.36	$6.78	$4.96
Number of accumulation units outstanding at end of period	6,022	11,479	8,596	10,397	70
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574	$13.629	$13.629
Value at end of period	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574	$13.629
Number of accumulation units outstanding at end of period	54,303	54,198	58,199	63,826	54,716	44,050	40,696	18,033	21,070	82
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$17.06	$16.68	$15.68	$14.00	$14.862	$15.454	$14.967	$14.187	$13.467	$11.873
Value at end of period	$18.21	$17.06	$16.68	$15.68	$14.00	$14.862	$15.454	$14.967	$14.187	$13.467
Number of accumulation units outstanding at end of period	17,522	18,024	17,194	18,307	18,117	19,581	17,583	23,515	32,088	14,817
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$18.25	$17.45	$15.81	$12.91	$15.194	$17.437	$17.818	$15.818	$15.394	$13.02
Value at end of period	$20.35	$18.25	$17.45	$15.81	$12.91	$15.194	$17.437	$17.818	$15.818	$15.394
Number of accumulation units outstanding at end of period	33,504	37,572	37,623	40,616	39,075	36,845	37,681	40,362	38,620	29,840
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$17.40	$16.87	$15.54	$13.20	$14.814	$16.17	$16.346	$15.055	$14.43	$12.449
Value at end of period	$19.06	$17.40	$16.87	$15.54	$13.20	$14.814	$16.17	$16.346	$15.055	$14.43
Number of accumulation units outstanding at end of period	29,784	30,819	39,291	35,932	32,472	34,726	32,973	32,067	32,997	26,483

CFI 290

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$15.96	$13.237	$13.237	$0.00
Value at end of period	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96	$13.237
Number of accumulation units outstanding at end of period	28,691	31,487	33,790	35,769	31,865	23,922	12,929	12,803	15,870	84
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.64
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	33
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.83
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	2
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.40	$11.21	$10.10	$7.83	$9.06
Value at end of period	$13.17	$11.40	$11.21	$10.10	$7.83
Number of accumulation units outstanding at end of period	111,753	104,131	77,390	39,265	6,513
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.28	$12.45	$10.19	$8.29	$9.65
Value at end of period	$14.68	$13.28	$12.45	$10.19	$8.29
Number of accumulation units outstanding at end of period	58,775	66,220	45,281	19,300	4,669
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.52
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	148
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$12.38	$11.30	$10.31
Value at end of period	$14.62	$12.38	$11.30
Number of accumulation units outstanding at end of period	4,948	2,419	473

CFI 291

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$39.62	$28.48	$20.88
Value at end of period	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	24,696	18,762	7,721
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.70	$10.43
Value at end of period	$13.26	$11.70
Number of accumulation units outstanding at end of period	5,862	6,586
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.85	$10.45	$9.52
Value at end of period	$11.83	$10.85	$10.45
Number of accumulation units outstanding at end of period	21,999	13,588	3,351
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.83	$10.76	$10.24
Value at end of period	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	21,794	18,534	13,498
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.48	$11.02	$9.61	$7.96	$8.90
Value at end of period	$13.85	$11.48	$11.02	$9.61	$7.96
Number of accumulation units outstanding at end of period	40,056	27,119	7,665	2,457	378
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$10.49	$10.03	$9.15	$7.51	$7.96
Value at end of period	$12.05	$10.49	$10.03	$9.15	$7.51
Number of accumulation units outstanding at end of period	3,551	3,396	3,273	165	20
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.67	$10.63	$9.93
Value at end of period	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	13,396	8,195	4,159
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.07	$14.18	$11.79	$8.70	$10.36
Value at end of period	$16.71	$15.07	$14.18	$11.79	$8.70
Number of accumulation units outstanding at end of period	56,544	55,547	37,673	7,037	1,529

CFI 292

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.07	$11.59	$10.10
Value at end of period	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	23,582	13,006	5,198
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.15	$10.80	$9.78
Value at end of period	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	77,637	42,601	17,915
WANGER SELECT
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.40	$11.39	$9.90
Value at end of period	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	10,084	4,003	1,901
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.66	$11.55	$9.90
Value at end of period	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	14,851	8,400	744
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.01	$10.80	$9.83
Value at end of period	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	41,361	30,714	17,631

TABLE 29

FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 1999)
Value at beginning of period	$9.92	$9.23	$8.76	$6.85	$9.172	$12.106	$13.759	$10.649
Value at end of period	$10.41	$9.92	$9.23	$8.76	$6.85	$9.172	$12.106	$13.759
Number of accumulation units outstanding at end of period	559	19	939	817	715	3,533	3,771	2,465
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 1999)
Value at beginning of period	$8.64	$8.31	$7.72	$6.28	$7.537	$9.891	$11.721	$9.763
Value at end of period	$9.96	$8.64	$8.31	$7.72	$6.28	$7.537	$9.891	$11.721
Number of accumulation units outstanding at end of period	4,949	2,659	2,774	6,715	6,973	12,096	13,778	4,408

CFI 293

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722	$22.705	$20.00	$17.84	$16.178
Value at end of period	$24.46	$22.77	$21.82	$20.41	$17.32	$19.962	$21.722	$22.05	$20.485	$17.84
Number of accumulation units outstanding at end of period	668	684	701	718	792	803	969	1,312	3,612	3,576
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.75	$11.47	$10.97
Value at end of period	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	1,424	5,456	5,731
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$19.84	$18.19	$16.39
Value at end of period	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	3,490	1,867	1,248
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053	$19.601	$15.27	$13.443
Value at end of period	$31.73	$28.76	$24.90	$21.83	$17.21	$19.223	$22.182	$24.053	$19.601	$15.27
Number of accumulation units outstanding at end of period	27,819	26,464	25,722	26,962	22,723	15,976	34,734	35,985	31,455	2,935
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334	$17.459	$15.837	$14.065
Value at end of period	$26.59	$22.40	$21.43	$19.45	$15.11	$18.426	$19.632	$18.334	$17.459	$15.837
Number of accumulation units outstanding at end of period	10,083	12,633	13,040	17,326	20,155	10,111	33,029	31,846	44,812	49,884
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$12.498
Value at end of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Number of accumulation units outstanding at end of period	8,135	8,863	13,944	29,175	44,288	47,724	62,729	60,970	41,575	31,477
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243	$13.662	$12.269	$12.518
Value at end of period	$20.53	$17.60	$14.97	$13.34	$9.42	$11.968	$15.374	$19.243	$13.662	$12.269
Number of accumulation units outstanding at end of period	2,218	2,817	6,644	4,453	1,125	1,364	2,771	1,456	1,816	1,206
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$15.80	$14.71	$12.33
Value at end of period	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	6,456	9,188	4,340

CFI 294

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.47	$11.47
Value at end of period	$12.53	$12.47
Number of accumulation units outstanding at end of period	4,246	5,429
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.09
Value at end of period	$16.30
Number of accumulation units outstanding at end of period	2,733
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$9.69
Value at end of period	$9.87	$10.16
Number of accumulation units outstanding at end of period	6,956	10,905
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.80	$12.96	$10.81	$10.08
Value at end of period	$15.74	$13.80	$12.96	$10.81
Number of accumulation units outstanding at end of period	5,192	5,294	4,015	1,910
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.34	$14.47	$11.45	$10.62
Value at end of period	$17.46	$15.34	$14.47	$11.45
Number of accumulation units outstanding at end of period	2,718	2,510	2,517	1,067
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$18.16	$17.70	$16.53	$14.68
Value at end of period	$20.42	$18.16	$17.70	$16.53
Number of accumulation units outstanding at end of period	1,571	2,347	2,518	3,088
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.40	$11.85
Value at end of period	$17.98	$13.40
Number of accumulation units outstanding at end of period	745	793
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$23.64	$21.75	$18.52	$14.49	$17.91	$24.82	$31.255	$19.978	$16.986	$16.776
Value at end of period	$28.53	$23.64	$21.75	$18.52	$14.49	$17.91	$24.82	$31.255	$19.978	$16.986
Number of accumulation units outstanding at end of period	282	280	747	936	820	1,569	4,115	6,428	3,855	6,970

CFI 295

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.03	$14.02	$11.78	$10.85
Value at end of period	$17.29	$15.03	$14.02	$11.78
Number of accumulation units outstanding at end of period	1,333	2,454	3,911	2,454
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.36	$11.65
Value at end of period	$17.09	$13.36
Number of accumulation units outstanding at end of period	4,617	592
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927	$15.114
Value at end of period	$16.76	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927
Number of accumulation units outstanding at end of period	5,817	5,997	8,385	16,316	10,029	12,608	14,666	14,236	40,140	56,819
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.59	$12.39	$11.29	$10.79
Value at end of period	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	9,398	8,976	9,262	12,943
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.73
Value at end of period	$14.74
Number of accumulation units outstanding at end of period	1,381
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.69	$13.50	$12.39	$11.58
Value at end of period	$14.94	$13.69	$13.50	$12.39
Number of accumulation units outstanding at end of period	1,913	2,010	5,204	4,710
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.65	$10.04
Value at end of period	$13.57	$11.65
Number of accumulation units outstanding at end of period	62,549	107,581
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01	$9.89
Value at end of period	$10.72	$10.01
Number of accumulation units outstanding at end of period	10,310	10,313

CFI 296

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$11.44	$11.35	$11.01	$10.72	$10.57
Value at end of period	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	3,487	3,418	2,755	3,555	1,114
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.65
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	12,433
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.52
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	10,608
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.77
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	1,350
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48	$24.145	$19.291	$19.016
Value at end of period	$27.63	$23.94	$23.87	$21.41	$16.93	$24.548	$33.037	$35.48	$24.145	$19.291
Number of accumulation units outstanding at end of period	569	1,184	4,325	2,168	2,694	4,222	9,109	8,425	5,460	7,188
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.93	$10.78
Value at end of period	$12.38	$10.93
Number of accumulation units outstanding at end of period	1,070	868
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.09	$9.89
Value at end of period	$11.95	$11.09
Number of accumulation units outstanding at end of period	17,772	18,705
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$14.18	$13.81	$12.31
Value at end of period	$16.68	$14.18	$13.81
Number of accumulation units outstanding at end of period	6,370	7,279	10,506

CFI 297

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40	$14.112
Value at end of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Number of accumulation units outstanding at end of period	16,011	19,716	18,169	24,998	18,710	17,503	20,218	24,825	29,384	24,650
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795	$14.067
Value at end of period	$19.17	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795
Number of accumulation units outstanding at end of period	41,846	55,379	83,121	93,468	90,559	99,038	101,085	64,138	56,680	55,233
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.53	$12.26	$10.64	$8.31	$7.79
Value at end of period	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	11,328	11,568	9,860	4,429	2,891
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.69	$9.81
Value at end of period	$11.89	$10.69
Number of accumulation units outstanding at end of period	7,473	10,255
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.04	$10.61
Value at end of period	$12.65	$11.04
Number of accumulation units outstanding at end of period	2,773	2,774
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.16
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	4,407
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$26.76	$25.93	$23.93	$20.34	$22.902	$24.15	$24.529	$21.808	$18.837	$16.739
Value at end of period	$29.14	$26.76	$25.93	$23.93	$20.34	$22.902	$24.15	$24.529	$21.808	$18.837
Number of accumulation units outstanding at end of period	135,888	161,312	182,702	205,420	239,236	266,176	291,348	343,842	429,954	454,232
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.365
Value at end of period	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	5,139	4,731	6,079	13,255	6,770	24,538	22,438

CFI 298

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.21	$20.74	$19.33	$15.49	$20.855	$25.817	$29.287	$25.193	$22.226	$19.673
Value at end of period	$25.11	$22.21	$20.74	$19.33	$15.49	$20.855	$25.817	$29.287	$25.193	$22.226
Number of accumulation units outstanding at end of period	1,838,625	2,114,387	2,484,960	2,901,193	3,285,323	3,760,768	4,335,996	4,958,303	5,670,691	6,093,102
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173	$12.615
Value at end of period	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173
Number of accumulation units outstanding at end of period	5,053	6,070	10,746	31,187	37,975	50,160	55,705	48,373	25,257	1,565
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$19.46	$18.68	$17.09	$13.71	$17.668	$20.692	$23.103	$18.802	$14.452	$12.748
Value at end of period	$22.05	$19.46	$18.68	$17.09	$13.71	$17.668	$20.692	$23.103	$18.802	$14.452
Number of accumulation units outstanding at end of period	50,559	60,481	79,076	70,966	70,072	70,818	90,741	80,552	48,459	13,748
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2000)
Value at beginning of period	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.475
Value at end of period	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Number of accumulation units outstanding at end of period	12,982	18,126	21,963	16,748	14,861	7,620	6,140
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815	$6.682
Value at end of period	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Number of accumulation units outstanding at end of period	7,602	10,465	20,764	12,551	12,354	12,866	66	722	748
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$19.34	$18.96	$18.28	$17.39	$16.226	$15.087	$13.912	$14.171	$13.249	$12.629
Value at end of period	$19.91	$19.34	$18.96	$18.28	$17.39	$16.226	$15.087	$13.912	$14.171	$13.249
Number of accumulation units outstanding at end of period	155,702	173,477	202,445	208,942	243,240	259,850	264,385	347,131	421,225	453,723
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.82	$11.87	$11.43
Value at end of period	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	3,697	6,523	2,462
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.674
Value at end of period	$14.65	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951
Number of accumulation units outstanding at end of period	167,741	183,325	206,475	254,937	317,922	391,787	442,560	515,621	553,915	591,901
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1997)
Value at beginning of period	$26.39	$18.71	$16.81	$13.04	$13.49	$16.25	$13.90	$12.336	$15.541	$15.221
Value at end of period	$31.73	$26.39	$18.71	$16.81	$13.04	$13.49	$16.25	$13.90	$12.336	$15.541
Number of accumulation units outstanding at end of period	4,228	3,352	1,133	718	718	718	877	900	745	8,053

CFI 299

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.11
Value at end of period	$20.88
Number of accumulation units outstanding at end of period	849
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654	$13.092
Value at end of period	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654
Number of accumulation units outstanding at end of period	4,383	6,275	8,472	10,494	10,407	10,912	9,443	7,350	4,297	1,779
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.97	$17.46	$16.32	$14.49	$15.281	$15.795	$15.206	$14.327	$13.518	$12.496
Value at end of period	$19.30	$17.97	$17.46	$16.32	$14.49	$15.281	$15.795	$15.206	$14.327	$13.518
Number of accumulation units outstanding at end of period	12,396	13,009	13,824	16,709	18,001	19,598	20,947	22,033	10,684	16,060
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$12.899
Value at end of period	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03
Number of accumulation units outstanding at end of period	4,428	4,414	9,238	13,046	20,736	18,333	8,383	10,011	5,261
JANUS ASPEN SERIES BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922	$19.908	$15.012	$13.573
Value at end of period	$29.45	$26.93	$25.26	$23.57	$20.92	$22.646	$24.064	$24.922	$19.908	$15.012
Number of accumulation units outstanding at end of period	367	367	5,993	15,246	19,824	27,093	41,858	43,805	23,035	8,663
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64	$20.951	$15.801	$14.156
Value at end of period	$26.46	$23.58	$21.26	$17.83	$13.36	$18.778	$31.406	$46.64	$20.951	$15.801
Number of accumulation units outstanding at end of period	79	45	27,191	45,263	46,615	53,202	74,586	63,769	32,182	26,177
JANUS ASPEN SERIES WORLDWIDE GROWTH
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574	$21.288	$16.72	$15.828
Value at end of period	$25.10	$21.50	$20.56	$19.87	$16.23	$22.056	$28.796	$34.574	$21.288	$16.72
Number of accumulation units outstanding at end of period	411	374	36,361	55,481	61,469	63,484	101,799	84,796	67,482	63,534
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.53	$11.31	$10.16	$7.85	$9.53
Value at end of period	$13.35	$11.53	$11.31	$10.16	$7.85
Number of accumulation units outstanding at end of period	13,008	17,073	18,851	10,786	964

CFI 300

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.43	$12.56	$10.25	$9.48
Value at end of period	$14.88	$13.43	$12.56	$10.25
Number of accumulation units outstanding at end of period	3,085	7,018	3,638	2,029
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.49	$11.34	$11.31
Value at end of period	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	14	14	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$40.16	$28.79	$24.44
Value at end of period	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	6,855	6,275	2,971
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.71
Value at end of period	$13.32
Number of accumulation units outstanding at end of period	1,715
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.99	$10.56	$9.64
Value at end of period	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	2,514	2,641	2,773
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.61	$10.78	$9.67	$7.99	$9.64
Value at end of period	$14.04	$11.61	$11.13	$9.67	$7.99
Number of accumulation units outstanding at end of period	16,327	14,601	0	1,073	952
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.61	$10.12	$9.39
Value at end of period	$12.22	$10.61	$10.12
Number of accumulation units outstanding at end of period	1,856	1,737	886
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.24	$14.30	$11.86	$10.37
Value at end of period	$16.94	$15.24	$14.30	$11.86
Number of accumulation units outstanding at end of period	2,489	2,509	2,026	5

CFI 301

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.16	$11.43
Value at end of period	$12.53	$11.16
Number of accumulation units outstanding at end of period	1,513	1,129
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.25	$10.83	$10.07
Value at end of period	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	25,787	19,192	9,089
WANGER SELECT
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.50	$11.43	$11.07
Value at end of period	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	2,558	15	467
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.77	$11.59	$11.26
Value at end of period	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	73	0	355
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$11.10	$10.83	$10.11
Value at end of period	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	32,563	29,566	8,340

CFI 302

Condensed Financial Information (continued)

TABLE 30

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

2006

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.37
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	7,768
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.59
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	9,383
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.75
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	5,411
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.56
Value at end of period	$14.91
Number of accumulation units outstanding at end of period	7,072
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.35
Value at end of period	$13.27
Number of accumulation units outstanding at end of period	91,782
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.12
Value at end of period	$13.30
Number of accumulation units outstanding at end of period	50,383
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.21
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	81,100

CFI 303

Condensed Financial Information (continued)

2006

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.30
Value at end of period	$14.63
Number of accumulation units outstanding at end of period	5,787
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.39
Value at end of period	$13.16
Number of accumulation units outstanding at end of period	5,132
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.47
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	1,734
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.77
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	23,400
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.04
Value at end of period	$13.07
Number of accumulation units outstanding at end of period	3,483
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.82
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	3,422
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.51
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	296
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.85
Value at end of period	$12.83
Number of accumulation units outstanding at end of period	749

CFI 304

Condensed Financial Information (continued)

2006

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.51
Value at end of period	$13.31
Number of accumulation units outstanding at end of period	136
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.30
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	13
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.19
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	256
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$17.64
Value at end of period	$18.30
Number of accumulation units outstanding at end of period	1,187
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.58
Value at end of period	$13.79
Number of accumulation units outstanding at end of period	3,148
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.76
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	5,256
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.38
Value at end of period	$13.25
Number of accumulation units outstanding at end of period	676
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.06
Value at end of period	$15.30
Number of accumulation units outstanding at end of period	907

CFI 305

Condensed Financial Information (continued)

2006

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.34
Value at end of period	$13.20
Number of accumulation units outstanding at end of period	38,472
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.15
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	2,889
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.97
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	1,363
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.90
Value at end of period	$15.50
Number of accumulation units outstanding at end of period	1,703
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.65
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	3,594
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.03
Value at end of period	$15.01
Number of accumulation units outstanding at end of period	2,189
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.99
Value at end of period	$14.14
Number of accumulation units outstanding at end of period	140,305
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.98
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	23,633

CFI 306

Condensed Financial Information (continued)

2006

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.44
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	1,628
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.59
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	21,349
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.83
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	914
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.62
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	112
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.83
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	8,675
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.28
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	1,916
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.61
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	3,670
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.96
Value at end of period	$13.04
Number of accumulation units outstanding at end of period	14,143

CFI 307

Condensed Financial Information (continued)

2006

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.55
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	9,697
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.52
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	9,373
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.92
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	110,007
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.59
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	2,408
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.80
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	64,667
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.79
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	42,868
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.18
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	5,086
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.16
Value at end of period	$12.29
Number of accumulation units outstanding at end of period	51,529

CFI 308

Condensed Financial Information (continued)

2006

ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.66
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	1,711
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.46
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	8,448
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.69
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	77,197
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.43
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	837
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.62
Value at end of period	$13.50
Number of accumulation units outstanding at end of period	5,338
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.66
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	332,591
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.91
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	14,155
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.69
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	870

CFI 309

Condensed Financial Information (continued)

2006

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.50
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	88,682
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.84
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	65,711
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.15
Value at end of period	$13.03
Number of accumulation units outstanding at end of period	43,182
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.65
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	73,060
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.42
Value at end of period	$14.76
Number of accumulation units outstanding at end of period	192
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.36
Value at end of period	$14.78
Number of accumulation units outstanding at end of period	14,102
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.67
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	919
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.69
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	15,817

CFI 310

Condensed Financial Information (continued)

2006

ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.73
Value at end of period	$16.33
Number of accumulation units outstanding at end of period	6,122
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.15
Value at end of period	$16.05
Number of accumulation units outstanding at end of period	2,829
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.66
Value at end of period	$13.46
Number of accumulation units outstanding at end of period	157
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.03
Value at end of period	$13.84
Number of accumulation units outstanding at end of period	22,979
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.38
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	9,480
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.34
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	25,406
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.87
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	15,612
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.83
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	16,172

CFI 311

Condensed Financial Information (continued)

2006

LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.53
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	56,430
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.68
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	6,976
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.72
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	18
NEW PERSPECTIVE FUND®
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.65
Value at end of period	$13.90
Number of accumulation units outstanding at end of period	373
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$16.92
Value at end of period	$17.39
Number of accumulation units outstanding at end of period	19,573
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.65
Value at end of period	$13.56
Number of accumulation units outstanding at end of period	1,460
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.99
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	350
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.33
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	24,102

CFI 312

Condensed Financial Information (continued)

2006

PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.98
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	10,875
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.75
Value at end of period	$12.81
Number of accumulation units outstanding at end of period	572
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.37
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	4,062
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.43
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	1,688
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during December 2006)
Value at beginning of period	$11.13
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	1,855
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.21
Value at end of period	$13.15
Number of accumulation units outstanding at end of period	1,323
WANGER SELECT
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.21
Value at end of period	$14.45
Number of accumulation units outstanding at end of period	2,623
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.67
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	1,124
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.49
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	6,249

CFI 313

Condensed Financial Information (continued)

TABLE 31

FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING
TOTAL SEPARATE ACCOUNT CHARGES (0.60% for ING VP Portfolios and 0.75% for all other funds)
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$10.18	$9.42	$8.90	$6.93	$9.225	$12.115	$15.281
Value at end of period	$10.74	$10.18	$9.42	$8.90	$6.93	$9.225	$12.115
Number of accumulation units outstanding at end of period	9,889	5,517	16,698	17,453	16,770	16,204	17,938
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$8.87	$8.48	$7.84	$6.35	$7.581	$9.898	$11.715
Value at end of period	$10.27	$8.87	$8.48	$7.84	$6.35	$7.581	$9.898
Number of accumulation units outstanding at end of period	20,977	17,597	24,108	21,935	0	14,348	27,070
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$23.37	$22.29	$20.74	$17.51	$20.087	$21.748	$23.113
Value at end of period	$25.23	$23.37	$22.29	$20.74	$17.51	$20.087	$21.748
Number of accumulation units outstanding at end of period	4,744	4,553	5,606	5,754	5,368	5,567	5,528
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.82	$12.81
Value at end of period	$16.72	$13.82
Number of accumulation units outstanding at end of period	5,129	3,912
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$29.52	$25.43	$22.19	$17.40	$19.343	$22.209	$23.513
Value at end of period	$32.73	$29.52	$25.43	$22.19	$17.40	$19.343	$22.209
Number of accumulation units outstanding at end of period	51,522	55,709	114,122	94,145	84,274	71,481	77,274
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$23.00	$21.88	$19.77	$15.28	$18.541	$19.655	$19.049
Value at end of period	$27.43	$23.00	$21.88	$19.77	$15.28	$18.541	$19.655
Number of accumulation units outstanding at end of period	25,457	25,942	57,825	51,439	43,381	37,991	33,297
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$18.43	$17.55	$17.11	$12.98	$18.704	$22.885	$25.914
Value at end of period	$19.55	$18.43	$17.55	$17.11	$12.98	$18.704	$22.885
Number of accumulation units outstanding at end of period	53,727	56,319	200,573	213,268	182,127	179,206	183,299

CFI 314

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$18.07	$15.29	$13.56	$9.53	$12.043	$15.392	$16.962
Value at end of period	$21.18	$18.07	$15.29	$13.56	$9.53	$12.043	$15.392
Number of accumulation units outstanding at end of period	6,349	5,857	35,157	20,647	13,839	9,165	8,637
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.16	$14.96	$12.18	$9.29	$11.57
Value at end of period	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	15,347	12,498	26,961	5,325	2,863
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.99
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	482
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$14.12	$14.05	$12.86	$10.34
Value at end of period	$16.72	$14.12	$14.05	$12.86
Number of accumulation units outstanding at end of period	1,329	1,244	2,086	1,205
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.20	$9.71
Value at end of period	$9.96	$10.20
Number of accumulation units outstanding at end of period	59,288	81,794
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$14.06	$13.13	$10.91	$8.11	$7.78
Value at end of period	$16.11	$14.06	$13.13	$10.91	$8.11
Number of accumulation units outstanding at end of period	1,112	1,134	7,023	2,516	259
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$15.62	$14.66	$11.54	$8.72	$8.75
Value at end of period	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	12,528	8,033	15,872	2,591	79

CFI 315

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.54	$17.98	$16.71	$13.06
Value at end of period	$20.95	$18.54	$17.98	$16.71
Number of accumulation units outstanding at end of period	7,908	2,556	6,700	9,857
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.47
Value at end of period	$12.71
Number of accumulation units outstanding at end of period	382
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.86	$11.36
Value at end of period		$11.86
Number of accumulation units outstanding at end of period		2,632
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$9.04	$8.42	$7.89	$7.17
Value at end of period	$10.08	$9.04	$8.61	$7.89
Number of accumulation units outstanding at end of period	102	40	1,051	141
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$11.13	$11.00	$10.20	$8.14
Value at end of period	$11.99	$11.13	$11.00	$10.20
Number of accumulation units outstanding at end of period	2,358	2,412	3,494	2,593
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.45	$10.69
Value at end of period	$18.13	$13.45
Number of accumulation units outstanding at end of period	10,040	7,658
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$24.26	$22.22	$18.83	$14.65	$18.021	$24.85	$25.595
Value at end of period	$29.43	$24.26	$22.22	$18.83	$14.65	$18.021	$24.85
Number of accumulation units outstanding at end of period	2,201	2,185	11,251	11,412	12,531	16,421	16,938
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$15.30	$14.21	$11.87	$9.20	$9.12
Value at end of period	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	6,758	6,272	12,872	6,076	3,654

CFI 316

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.56
Value at end of period	$13.12
Number of accumulation units outstanding at end of period	118
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.81
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	354
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.44	$12.86
Value at end of period	$17.23	$13.44
Number of accumulation units outstanding at end of period	6,958	80
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$15.79	$14.28	$13.11	$9.56	$14.888	$20.057	$24.00
Value at end of period	$17.29	$15.79	$14.28	$13.11	$9.56	$14.888	$20.057
Number of accumulation units outstanding at end of period	30,356	32,516	91,393	92,957	87,612	88,671	93,440
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.41
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	6,821
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.47	$10.13
Value at end of period	$15.35	$12.47
Number of accumulation units outstanding at end of period	766	205
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$12.76	$12.49	$11.33	$10.75
Value at end of period	$14.17	$12.76	$12.49	$11.33
Number of accumulation units outstanding at end of period	441	535	8,553	195

CFI 317

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.45	$10.11
Value at end of period	$14.86	$11.45
Number of accumulation units outstanding at end of period	8,894	760
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.98	$13.71	$12.53	$9.68	$10.66
Value at end of period	$15.32	$13.98	$13.71	$12.53	$9.68
Number of accumulation units outstanding at end of period	1,085	1,410	54,210	20,141	30
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$10.02
Value at end of period	$13.70	$11.70
Number of accumulation units outstanding at end of period	193,627	216,488
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.05	$9.89
Value at end of period	$10.82	$10.05
Number of accumulation units outstanding at end of period	14,881	17,613
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.52	$9.98
Value at end of period	$11.37	$10.52
Number of accumulation units outstanding at end of period	1,544	1,702
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.65	$11.50	$11.10	$10.75	$10.11
Value at end of period	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	8,157	5,615	13,376	11,029	6,637
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.89
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	190
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.39
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	47

CFI 318

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.40
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	4,351
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$24.58	$24.38	$21.76	$17.12	$24.702	$33.077	$37.485
Value at end of period	$28.51	$24.58	$24.38	$21.76	$17.12	$24.702	$33.077
Number of accumulation units outstanding at end of period	6,118	7,786	20,235	25,448	27,814	29,740	29,270
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.97	$10.82
Value at end of period	$12.48	$10.97
Number of accumulation units outstanding at end of period	45,280	6,680
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.14	$9.94
Value at end of period	$12.07	$11.14
Number of accumulation units outstanding at end of period	192,169	230,178
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.37	$13.93	$12.22	$11.61
Value at end of period	$16.98	$14.37	$13.93	$12.22
Number of accumulation units outstanding at end of period	979	850	8,541	35
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$21.98	$20.86	$19.10	$14.70	$19.309	$21.669	$23.37
Value at end of period	$24.72	$21.98	$20.86	$19.10	$14.70	$19.309	$21.669
Number of accumulation units outstanding at end of period	15,001	16,904	51,059	55,852	51,250	54,994	68,020
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$17.40	$16.03	$14.07	$11.35	$15.224	$19.388	$21.916
Value at end of period	$19.78	$17.40	$16.03	$14.07	$11.35	$15.224	$19.388
Number of accumulation units outstanding at end of period	7,356	5,915	28,335	29,398	32,917	34,516	35,218
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$12.77	$12.43	$10.73	$8.34	$9.66
Value at end of period	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	6,642	9,175	13,510	5,030	3,419

CFI 319

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.73	$9.99
Value at end of period	$12.00	$10.73
Number of accumulation units outstanding at end of period	165,288	160,371
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.08	$10.39
Value at end of period	$12.76	$11.08
Number of accumulation units outstanding at end of period	4,139	2,482
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.01
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	8,438
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during October 2000)
Value at beginning of period	$27.10	$26.15	$24.05	$20.35	$22.825	$23.973	$24.797
Value at end of period	$29.63	$27.10	$26.15	$24.05	$20.35	$22.825	$23.973
Number of accumulation units outstanding at end of period	48,980	51,079	198,331	211,239	212,957	258,874	280,298
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.96	$11.86
Value at end of period	$13.97	$11.96
Number of accumulation units outstanding at end of period	319	385
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$4.12	$3.70	$3.77	$2.61	$4.472	$5.84	$8.891
Value at end of period	$4.39	$4.12	$3.70	$3.77	$2.61	$4.472	$5.84
Number of accumulation units outstanding at end of period	29,732	33,412	75,162	113,617	72,429	44,852	25,944
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$22.49	$20.93	$19.42	$15.50	$20.786	$25.628	$28.038
Value at end of period	$25.53	$22.49	$20.93	$19.42	$15.50	$20.786	$25.628
Number of accumulation units outstanding at end of period	93,221	98,694	517,780	555,079	566,660	671,177	727,721

CFI 320

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$15.98	$14.70	$13.80	$10.65	$15.075	$20.793	$24.462
Value at end of period	$16.31	$15.98	$14.70	$13.80	$10.65	$15.075	$20.793
Number of accumulation units outstanding at end of period	10,772	13,756	59,365	65,888	63,907	63,366	80,897
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.43
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	192
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.97	$19.06	$17.34	$13.83	$17.73	$20.65	$22.482
Value at end of period	$22.74	$19.97	$19.06	$17.34	$13.83	$17.73	$20.65
Number of accumulation units outstanding at end of period	27,691	30,634	133,996	120,188	112,773	105,875	110,804
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$21.34	$19.32	$16.67	$12.66	$14.491	$14.774	$15.067
Value at end of period	$23.22	$21.34	$19.32	$16.67	$12.66	$14.491	$14.774
Number of accumulation units outstanding at end of period	39,560	45,144	98,233	82,714	69,506	41,097	23,200
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$16.16	$15.11	$12.45	$9.20	$10.665	$10.477	$10.027
Value at end of period	$18.29	$16.16	$15.11	$12.45	$9.20	$10.665	$10.477
Number of accumulation units outstanding at end of period	9,049	13,575	61,798	38,562	27,806	9,998	3,067
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.76	$19.27	$18.49	$17.49	$16.246	$15.03	$14.385
Value at end of period	$20.44	$19.76	$19.27	$18.49	$17.49	$16.246	$15.03
Number of accumulation units outstanding at end of period	25,316	30,147	93,174	95,167	105,461	94,843	59,880
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$11.26	$9.70	$8.33	$6.34	$8.702	$11.501	$13.152
Value at end of period	$13.83	$11.26	$9.70	$8.33	$6.34	$8.702	$11.501
Number of accumulation units outstanding at end of period	1,205	1,971	12,019	10,559	8,977	6,894	4,906
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.18	$12.12	$10.38	$8.04	$9.42
Value at end of period	$16.96	$13.18	$12.12	$10.38	$8.04
Number of accumulation units outstanding at end of period	2,065	1,726	10,472	6,382	1,361

CFI 321

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.52	$10.50	$9.47	$6.97	$6.99
Value at end of period	$12.34	$11.52	$10.50	$9.47	$6.97
Number of accumulation units outstanding at end of period	148	183	4,922	2,901	44
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$14.63	$14.29	$14.23	$14.18	$14.042	$13.592	$13.398
Value at end of period	$15.25	$14.63	$14.29	$14.23	$14.18	$14.042	$13.592
Number of accumulation units outstanding at end of period	67,642	37,147	49,009	65,925	124,661	125,327	86,231
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 2000)
Value at beginning of period	$27.23	$19.18	$17.13	$13.20	$13.574	$16.269	$14.773
Value at end of period	$32.95	$27.23	$19.18	$17.13	$13.20	$13.574	$16.269
Number of accumulation units outstanding at end of period	12,952	16,043	4,020	1,382	1,394	4,187	4,181
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.59	$14.02
Value at end of period	$21.11	$15.59
Number of accumulation units outstanding at end of period	10,189	1,762
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.22	$7.58	$6.92	$5.02	$6.32
Value at end of period	$9.20	$8.22	$7.58	$6.92	$5.02
Number of accumulation units outstanding at end of period	6,728	7,155	11,773	19,389	3,419
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$24.99	$22.79	$20.05	$14.67	$19.224	$18.597	$19.585
Value at end of period	$29.01	$24.99	$22.79	$20.05	$14.67	$19.224	$18.597
Number of accumulation units outstanding at end of period	14,658	17,963	43,220	38,272	32,961	28,246	23,758
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$18.04	$17.48	$16.28	$14.42	$15.161	$15.623	$15.609
Value at end of period	$19.44	$18.04	$17.48	$16.28	$14.42	$15.161	$15.623
Number of accumulation units outstanding at end of period	6,555	6,298	8,238	7,299	5,172	4,305	3,716
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.30	$18.28	$16.42	$13.29	$15.499	$17.628	$18.231
Value at end of period	$21.72	$19.30	$18.28	$16.42	$13.29	$15.499	$17.628
Number of accumulation units outstanding at end of period	7,253	6,297	13,800	12,205	10,298	9	7,890

CFI 322

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$18.40	$17.68	$16.14	$13.59	$15.113	$16.347	$16.707
Value at end of period	$20.34	$18.40	$17.68	$16.14	$13.59	$15.113	$16.347
Number of accumulation units outstanding at end of period	2,699	1,435	7,085	6,373	5,772	4,885	4,111
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.68	$18.50	$16.90	$13.64	$18.538	$20.634	$20.65
Value at end of period	$22.70	$19.68	$18.50	$16.90	$13.64	$18.538	$20.634
Number of accumulation units outstanding at end of period	17,837	16,820	31,548	28,633	24,214	21,307	17,416
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.23
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	38
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.89
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	102
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.79	$11.50	$10.29	$7.91	$9.64
Value at end of period	$13.72	$11.79	$11.50	$10.29	$7.91
Number of accumulation units outstanding at end of period	62,157	57,775	75,691	28,022	3,329
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.73	$12.78	$10.38	$8.38	$9.73
Value at end of period	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	40,131	46,514	36,588	13,734	1,646
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.77
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	166

CFI 323

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.56	$11.95
Value at end of period	$14.94	$12.56
Number of accumulation units outstanding at end of period	2,255	10
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$41.23	$37.43
Value at end of period	$51.23	$41.23
Number of accumulation units outstanding at end of period	17,198	6,817
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.76	$10.61
Value at end of period	$13.43	$11.76
Number of accumulation units outstanding at end of period	505	485
PAX WORLD BALANCED FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.88
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	253
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.98	$10.92
Value at end of period	$10.99	$10.98
Number of accumulation units outstanding at end of period	1,829	713
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.87	$11.31	$9.79	$8.05	$9.70
Value at end of period	$14.43	$11.87	$11.31	$9.79	$8.05
Number of accumulation units outstanding at end of period	32,547	25,852	15,538	9,226	2,591
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.85	$10.29	$9.32	$8.92
Value at end of period	$12.55	$10.85	$10.29	$9.32
Number of accumulation units outstanding at end of period	1,522	706	207	30
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.58	$14.55	$12.00	$8.80	$9.93
Value at end of period	$17.41	$15.58	$14.55	$12.00	$8.80
Number of accumulation units outstanding at end of period	12,645	9,391	29,821	7,685	86

CFI 324

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.22	$10.96
Value at end of period	$12.63	$11.22
Number of accumulation units outstanding at end of period	3,999	719
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.32	$11.22
Value at end of period	$13.56	$12.32
Number of accumulation units outstanding at end of period	21,421	2,299
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.27
Value at end of period	$14.93
Number of accumulation units outstanding at end of period	4,092
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.84	$11.99
Value at end of period	$13.75	$12.84
Number of accumulation units outstanding at end of period	9,566	943
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.16	$10.65
Value at end of period	$13.07	$11.16
Number of accumulation units outstanding at end of period	3,857	1,062

TABLE 32
FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING
TOTAL SEPARATE ACCOUNT CHARGES (0.75% for ING VP Portfolios and 0.90% for all other funds)
(Selected data for accumulation units outstanding throughout each period)
	2006	2005	2004	2003	2002	2001	2000
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$10.10	$9.36	$8.86	$6.90	$9.207	$12.11	$14.236
Value at end of period	$10.64	$10.10	$9.36	$8.86	$6.90	$9.207	$12.11
Number of accumulation units outstanding at end of period	12,933	2,731	3,280	4,297	4,711	2,546	660

CFI 325

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2000)
Value at beginning of period	$8.80	$8.43	$7.81	$6.33	$7.566	$9.894	$11.14
Value at end of period	$10.18	$8.80	$8.43	$7.81	$6.33	$7.566	$9.894
Number of accumulation units outstanding at end of period	18,264	18,626	17,356	22,411	20,464	24,172	8,540
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$23.19	$22.14	$20.64	$17.45	$20.048	$21.739	$22.61
Value at end of period	$24.99	$23.19	$22.14	$20.64	$17.45	$20.048	$21.739
Number of accumulation units outstanding at end of period	1	380	289	24	12	270	227
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.80	$12.79
Value at end of period	$16.66	$13.80
Number of accumulation units outstanding at end of period	11,031	6,001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$29.29	$25.27	$22.08	$17.34	$19.306	$22.199	$22.768
Value at end of period	$32.42	$29.29	$25.27	$22.08	$17.34	$19.306	$22.199
Number of accumulation units outstanding at end of period	35,029	25,279	17,373	12,064	10,018	11,888	7,666
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$22.81	$21.74	$19.67	$15.23	$18.505	$19.647	$18.652
Value at end of period	$27.18	$22.81	$21.74	$19.67	$15.23	$18.505	$19.647
Number of accumulation units outstanding at end of period	24,857	25,536	27,716	22,091	22,003	20,834	15,603
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$18.29	$17.44	$17.02	$12.93	$18.668	$22.876	$25.026
Value at end of period	$19.37	$18.29	$17.44	$17.02	$12.93	$18.668	$22.876
Number of accumulation units outstanding at end of period	39,141	42,063	44,951	44,850	41,677	42,755	23,381
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$17.93	$15.19	$13.49	$9.50	$12.02	$15.386	$16.449
Value at end of period	$20.98	$17.93	$15.19	$13.49	$9.50	$12.02	$15.386
Number of accumulation units outstanding at end of period	5,136	3,005	2,816	2,044	1,269	1,792	1,669
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.05	$14.89	$12.14	$9.27	$11.653
Value at end of period	$18.60	$16.05	$14.89	$12.14	$9.27
Number of accumulation units outstanding at end of period	22,775	23,976	22,676	11,150	11,800

CFI 326

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.50	$13.09
Value at end of period	$12.61	$12.50
Number of accumulation units outstanding at end of period	463	190
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$14.03	$13.99	$12.82	$9.56
Value at end of period	$16.59	$14.03	$13.99	$12.82
Number of accumulation units outstanding at end of period	1,713	4,092	6,162	4,133
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.19	$9.70
Value at end of period	$9.94	$10.19
Number of accumulation units outstanding at end of period	29,614	36,488
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.98	$13.08	$10.88	$7.65
Value at end of period	$16.00	$13.98	$13.08	$10.88
Number of accumulation units outstanding at end of period	1,104	1,530	947	39
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.54	$14.60	$11.51	$8.71	$10.00
Value at end of period	$17.75	$15.54	$14.60	$11.51	$8.71
Number of accumulation units outstanding at end of period	5,711	7,731	8,431	2,043	2,753
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.43	$17.90	$16.65	$12.08
Value at end of period	$20.79	$18.43	$17.90	$16.65
Number of accumulation units outstanding at end of period	3,717	2,725	3,101	1,879
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.23	$10.83
Value at end of period	$12.68	$11.23
Number of accumulation units outstanding at end of period	383	4

CFI 327

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.85	$11.03
Value at end of period	$13.14	$11.85
Number of accumulation units outstanding at end of period	1,427	3,714
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$8.97	$8.47
Value at end of period	$9.97	$8.97
Number of accumulation units outstanding at end of period	50	50
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.44	$11.21
Value at end of period	$18.08	$13.44
Number of accumulation units outstanding at end of period	8,664	5,084
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$24.07	$22.07	$18.73	$14.60	$17.987	$24.839	$25.253
Value at end of period	$29.15	$24.07	$22.07	$18.73	$14.60	$17.987	$24.839
Number of accumulation units outstanding at end of period	1,933	1,975	1,545	1,853	1,910	1,652	677
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$15.22	$14.16	$11.84	$9.19	$9.08
Value at end of period	$17.58	$15.22	$14.16	$11.84	$9.19
Number of accumulation units outstanding at end of period	3,471	4,711	2,285	1,100	325
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.32	$11.36
Value at end of period	$13.09	$11.32
Number of accumulation units outstanding at end of period	133	90
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.77
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	80
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.66
Value at end of period	$17.18
Number of accumulation units outstanding at end of period	246

CFI 328

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$15.67	$14.19	$13.05	$9.53	$14.859	$20.048	$22.873
Value at end of period	$17.13	$15.67	$14.19	$13.05	$9.53	$14.859	$20.048
Number of accumulation units outstanding at end of period	15,640	17,306	17,716	20,703	17,102	16,554	6,332
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.16
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	150
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.01
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	162
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.46	$11.39
Value at end of period	$15.31	$12.46
Number of accumulation units outstanding at end of period	5,246	76
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.71	$12.46	$11.31	$10.77
Value at end of period	$14.10	$12.71	$12.46	$11.31
Number of accumulation units outstanding at end of period	22,911	20,713	1,127	360
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.53
Value at end of period	$14.83
Number of accumulation units outstanding at end of period	3,652
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$13.89	$13.65	$12.48	$9.57
Value at end of period	$15.21	$13.89	$13.65	$12.48
Number of accumulation units outstanding at end of period	744	1,764	2,619	2,094

CFI 329

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.69	$10.02
Value at end of period	$13.66	$11.69
Number of accumulation units outstanding at end of period	121,765	132,754
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.64
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	1
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04	$9.89
Value at end of period	$10.79	$10.04
Number of accumulation units outstanding at end of period	22,203	31,278
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.51	$10.39
Value at end of period	$11.34	$10.51
Number of accumulation units outstanding at end of period	91	174
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.59	$11.45	$11.08	$10.74	$10.30
Value at end of period	$11.94	$11.59	$11.45	$11.08	$10.74
Number of accumulation units outstanding at end of period	7,975	11,686	8,977	9,292	15,165
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.58
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	25
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.23
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	49
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.96
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	24

CFI 330

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.14
Value at end of period	$12.20
Number of accumulation units outstanding at end of period	141
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.96
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	30
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$12.44
Value at end of period	$12.89
Number of accumulation units outstanding at end of period	5
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.02
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	94
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$24.39	$24.23	$21.66	$17.06	$24.654	$33.063	$36.09
Value at end of period	$28.24	$24.39	$24.23	$21.66	$17.06	$24.654	$33.063
Number of accumulation units outstanding at end of period	4,139	4,479	5,174	4,883	4,094	5,483	2,496
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.96	$10.68
Value at end of period	$12.45	$10.96
Number of accumulation units outstanding at end of period	10,579	2,608
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.13	$9.94
Value at end of period	$12.03	$11.13
Number of accumulation units outstanding at end of period	138,137	158,793
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.31	$13.89	$12.20	$11.11
Value at end of period	$16.89	$14.31	$13.89	$12.20
Number of accumulation units outstanding at end of period	4,810	3,510	2,336	478

CFI 331

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$21.81	$20.73	$19.01	$14.65	$19.272	$21.66	$22.363
Value at end of period	$24.49	$21.81	$20.73	$19.01	$14.65	$19.272	$21.66
Number of accumulation units outstanding at end of period	24,904	26,171	27,981	25,227	23,979	26,494	14,653
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$17.27	$15.93	$14.01	$11.31	$15.194	$19.38	$21.17
Value at end of period	$19.59	$17.27	$15.93	$14.01	$11.31	$15.194	$19.38
Number of accumulation units outstanding at end of period	8,854	13,509	13,043	13,636	16,871	19,141	18,054
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$12.69	$12.38	$10.70	$9.42
Value at end of period	$14.58	$12.69	$12.38	$10.70
Number of accumulation units outstanding at end of period	1,222	719	1,756	683
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.72	$9.98
Value at end of period	$11.97	$10.72
Number of accumulation units outstanding at end of period	43,013	39,273
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.07	$10.98
Value at end of period	$12.72	$11.07
Number of accumulation units outstanding at end of period	151	72
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.13
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	7,571
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during October 2000)
Value at beginning of period	$26.89	$25.98	$23.93	$20.28	$22.781	$23.962	$24.00
Value at end of period	$29.35	$26.89	$25.98	$23.93	$20.28	$22.781	$23.962
Number of accumulation units outstanding at end of period	20,721	19,252	20,569	18,318	23,517	27,462	16,891
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.27
Value at end of period	$13.91
Number of accumulation units outstanding at end of period	1,865

CFI 332

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$4.08	$3.68	$3.76	$2.60	$4.463	$5.837	$7.855
Value at end of period	$4.35	$4.08	$3.68	$3.76	$2.60	$4.463	$5.837
Number of accumulation units outstanding at end of period	16,968	23,024	23,077	16,270	17,726	6,339	381
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$22.31	$20.79	$19.33	$15.44	$20.745	$25.617	$26.982
Value at end of period	$25.29	$22.31	$20.79	$19.33	$15.44	$20.745	$25.617
Number of accumulation units outstanding at end of period	62,501	74,539	75,252	76,221	75,718	85,130	34,056
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$15.86	$14.61	$13.73	$10.61	$15.045	$20.784	$23.388
Value at end of period	$16.16	$15.86	$14.61	$13.73	$10.61	$15.045	$20.784
Number of accumulation units outstanding at end of period	11,842	13,455	17,836	18,942	15,097	13,348	2,394
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.89
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	2,555
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.81	$18.94	$17.26	$13.78	$17.696	$20.641	$21.677
Value at end of period	$22.53	$19.81	$18.94	$17.26	$13.78	$17.696	$20.641
Number of accumulation units outstanding at end of period	23,164	32,766	31,598	22,932	17,334	24,497	7,168
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$21.17	$19.20	$16.59	$12.62	$14.463	$14.768	$14.459
Value at end of period	$23.00	$21.17	$19.20	$16.59	$12.62	$14.463	$14.768
Number of accumulation units outstanding at end of period	35,739	38,005	32,925	21,077	18,917	13,046	3,480
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2001)
Value at beginning of period	$16.04	$15.01	$12.39	$9.17	$10.644	$10.303
Value at end of period	$18.12	$16.04	$15.01	$12.39	$9.17	$10.644
Number of accumulation units outstanding at end of period	13,777	13,721	16,040	10,241	13,466	6,129
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.60	$19.15	$18.39	$17.43	$16.214	$15.023	$14.416
Value at end of period	$20.25	$19.60	$19.15	$18.39	$17.43	$16.214	$15.023
Number of accumulation units outstanding at end of period	22,289	30,702	31	23,127	23,432	46,817	4,465

CFI 333

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$11.18	$9.63	$8.28	$6.32	$8.685	$11.496	$12.586
Value at end of period	$13.70	$11.18	$9.63	$8.28	$6.32	$8.685	$11.496
Number of accumulation units outstanding at end of period	390	481	382	1,198	303	290	2
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.03	$12.01	$10.32	$8.02	$9.99
Value at end of period	$16.74	$13.03	$12.01	$10.32	$8.02
Number of accumulation units outstanding at end of period	5,260	4,743	2,899	175	15
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$11.38	$10.41	$9.41	$6.58
Value at end of period	$12.18	$11.38	$10.41	$9.41
Number of accumulation units outstanding at end of period	1,704	1,537	1,494	665
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$14.52	$14.20	$14.16	$14.14	$14.015	$13.586	$13.409
Value at end of period	$15.11	$14.52	$14.20	$14.16	$14.14	$14.015	$13.586
Number of accumulation units outstanding at end of period	38,626	26,649	39,610	32,059	38,273	37,077	27,084
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 2000)
Value at beginning of period	$26.88	$18.99	$17.00	$13.15	$13.548	$16.262	$15.024
Value at end of period	$32.48	$26.88	$18.99	$17.00	$13.15	$13.548	$16.262
Number of accumulation units outstanding at end of period	5,299	2,471	617	643	927	1,208	823
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.55	$15.05
Value at end of period	$21.02	$15.55
Number of accumulation units outstanding at end of period	7,289	174
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$8.12	$7.51	$6.88	$5.01	$5.69
Value at end of period	$9.08	$8.12	$7.51	$6.88	$5.01
Number of accumulation units outstanding at end of period	618	1,376	1,234	359	269
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$24.79	$22.65	$19.95	$14.62	$19.187	$18.589	$18.318
Value at end of period	$28.74	$24.79	$22.65	$19.95	$14.62	$19.187	$18.589
Number of accumulation units outstanding at end of period	9,303	8,587	10,561	12,997	11,323	9,990	2,705

CFI 334

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$17.90	$17.37	$16.20	$14.37	$15.131	$15.616	$15.374
Value at end of period	$19.25	$17.90	$17.37	$16.20	$14.37	$15.131	$15.616
Number of accumulation units outstanding at end of period	1,085	902	685	499	319	527	966
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.15	$18.17	$16.34	$13.24	$15.469	$17.62	$17.673
Value at end of period	$21.51	$19.15	$18.17	$16.34	$13.24	$15.469	$17.62
Number of accumulation units outstanding at end of period	320	292	320	494	409	628	663
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$18.26	$17.53			$15.083	$16.34	$16.294
Value at end of period	$20.15	$18.26			$15.46	$15.083	$16.34
Number of accumulation units outstanding at end of period	310	310			0	361	304
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period	$19.53	$18.38	$16.81	$13.60	$18.502	$20.625	$20.538
Value at end of period	$22.49	$19.53	$18.38	$16.81	$13.60	$18.502	$20.625
Number of accumulation units outstanding at end of period	7,086	8,442	8,121	7,177	8,415	8,353	591
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.71	$11.44	$10.25	$7.89	$8.61
Value at end of period	$13.61	$11.71	$11.44	$10.25	$7.89
Number of accumulation units outstanding at end of period	16,134	15,939	11,721	2,908	2,135
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.64	$12.71	$10.34	$8.36	$9.43
Value at end of period	$15.17	$13.64	$12.71	$10.34	$8.36
Number of accumulation units outstanding at end of period	14,167	15,598	5,810	1,862	491
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.28
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	83

CFI 335

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.09
Value at end of period	$14.89
Number of accumulation units outstanding at end of period	740
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$40.90	$36.82
Value at end of period	$50.75	$40.90
Number of accumulation units outstanding at end of period	8,879	2,705
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.98
Value at end of period	$13.39
Number of accumulation units outstanding at end of period	828
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.20	$11.20
Value at end of period	$12.29	$11.20
Number of accumulation units outstanding at end of period	2,501	143
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.00
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	2,654
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$11.79	$11.25	$9.76	$8.03	$7.20
Value at end of period	$14.31	$11.79	$11.25	$9.76	$8.03
Number of accumulation units outstanding at end of period	17,749	14,042	7,310	1,090	182
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.77	$10.16	$9.29	$8.37
Value at end of period	$12.45	$10.77	$9.36	$9.29
Number of accumulation units outstanding at end of period	927	10	0	53
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.89
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	687

CFI 336

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000

PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.48	$14.48	$11.96	$8.78	$10.47
Value at end of period	$17.27	$15.48	$14.48	$11.96	$8.78
Number of accumulation units outstanding at end of period	28,072	23,355	6,801	642	1,260
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.48
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	4,987
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.30	$12.04
Value at end of period	$13.52	$12.30
Number of accumulation units outstanding at end of period	6,934	1,716
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.92
Value at end of period	$14.89
Number of accumulation units outstanding at end of period	4,080
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.03
Value at end of period	$13.71
Number of accumulation units outstanding at end of period	7,658
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.54
Value at end of period	$13.03
Number of accumulation units outstanding at end of period	2,826

CFI 337

Condensed Financial Information (continued)

TABLE 33

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$10.09	$9.36	$8.86	$6.91	$9.218	$12.13	$13.745	$9.66
Value at end of period	$10.62	$10.09	$9.36	$8.86	$6.91	$9.218	$12.13	$13.745
Number of accumulation units outstanding at end of period	12,287	5,793	5,426	4,770	12,673	8,512	7,589	42
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.79	$8.43	$7.81	$6.33	$7.575	$9.911	$11.71	$9.601
Value at end of period	$10.16	$8.79	$8.43	$7.81	$6.33	$7.575	$9.911	$11.71
Number of accumulation units outstanding at end of period	6,774	3,099	6,402	5,704	5,554	8,421	3,109	115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$23.39	$22.35	$20.84	$17.64	$20.267	$21.987	$22.913	$20.612	$17.896	$15.046
Value at end of period	$25.20	$23.39	$22.35	$20.84	$17.64	$20.267	$21.987	$22.913	$20.612	$17.896
Number of accumulation units outstanding at end of period	3,043	2,963	2,919	2,888	3,346	5,995	5,812	6,811	37,944	62,328
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.76	$12.47
Value at end of period	$16.60	$13.76
Number of accumulation units outstanding at end of period	2,317	197
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$29.55	$25.51	$22.30	$17.52	$19.516	$22.453	$24.274	$19.722	$15.318	$12.457
Value at end of period	$32.70	$29.55	$25.51	$22.30	$17.52	$19.516	$22.453	$24.00	$19.722	$15.318
Number of accumulation units outstanding at end of period	48,810	47,548	36,904	38,784	40,914	43,865	39,966	37,380	187,525	263,159
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.02	$21.95	$19.87	$15.39	$18.707	$19.871	$18.502	$17.567	$15.887	$12.52
Value at end of period	$27.40	$23.02	$21.95	$19.87	$15.39	$18.707	$19.871	$18.502	$17.567	$15.887
Number of accumulation units outstanding at end of period	32,940	34,562	32,807	32,242	33,035	24,295	13,789	14,979	68,970	114,725
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.45	$17.61	$17.19	$13.07	$18.872	$23.137	$26.237	$19.273	$13.948	$11.404
Value at end of period	$19.53	$18.45	$17.61	$17.19	$13.07	$18.872	$23.137	$26.237	$19.273	$13.948
Number of accumulation units outstanding at end of period	35,402	33,625	38,369	40,387	61,965	73,611	63,542	43,826	176,188	191,151
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.09	$15.34	$13.63	$9.59	$12.151	$15.561	$19.42	$13.746	$12.308	$11.138
Value at end of period	$21.16	$18.09	$15.34	$13.63	$9.59	$12.151	$15.561	$19.42	$13.746	$12.308
Number of accumulation units outstanding at end of period	8,159	7,709	8,678	7,677	7,288	4,798	4,699	3,845	17,178	19,949

CFI 338

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2002)
Value at beginning of period	$16.01	$14.86	$12.12	$9.26	$10.97
Value at end of period	$18.55	$16.01	$14.86	$12.12	$9.26
Number of accumulation units outstanding at end of period	4,327	3,705	4,473	1,392	203
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$14.01	$13.96	$12.81	$11.50
Value at end of period	$16.55	$14.01	$13.96	$12.81
Number of accumulation units outstanding at end of period	1,269	1,360	1,621	1,466
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.19	$9.70
Value at end of period	$9.93	$10.19
Number of accumulation units outstanding at end of period	36,685	34,400
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$13.96	$13.06	$10.87	$8.10	$8.35
Value at end of period	$15.96	$13.96	$13.06	$10.87	$8.10
Number of accumulation units outstanding at end of period	708	493	616	231	359
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$9.60
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	3
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$15.51	$14.58	$11.50	$8.73
Value at end of period	$17.70	$15.51	$14.58	$11.50
Number of accumulation units outstanding at end of period	2,797	2,692	2,376	1,793
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.39	$17.87	$16.64	$13.21
Value at end of period	$20.74	$18.39	$17.87	$16.64
Number of accumulation units outstanding at end of period	1,233	398	486	186
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.23	$10.83
Value at end of period	$12.67	$11.23
Number of accumulation units outstanding at end of period	322	49

CFI 339

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.85	$11.46
Value at end of period	$13.13	$11.85
Number of accumulation units outstanding at end of period	350	219
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.04	$10.93	$10.15	$9.52
Value at end of period	$11.87	$11.04	$10.93	$10.15
Number of accumulation units outstanding at end of period	673	644	687	649
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.43	$11.77
Value at end of period	$18.07	$13.43
Number of accumulation units outstanding at end of period	3,528	5,302
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.29	$22.28	$18.92	$14.75	$18.183	$25.123	$31.542	$20.102	$17.04	$16.825
Value at end of period	$29.40	$24.29	$22.28	$18.92	$14.75	$18.183	$25.123	$31.542	$20.102	$17.04
Number of accumulation units outstanding at end of period	19,802	20,263	24,860	20,826	30,118	34,445	37,706	35,480	353,311	457,354
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$15.19	$14.14	$11.83	$9.19	$9.27
Value at end of period	$17.53	$15.19	$14.14	$11.83	$9.19
Number of accumulation units outstanding at end of period	1,455	1,119	703	301	104
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.73
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	10
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.20
Value at end of period	$17.12
Number of accumulation units outstanding at end of period	1,337
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.81	$14.32	$13.18	$9.63	$15.021	$20.277	$28.743	$19.232	$14.974	$15.158
Value at end of period	$17.27	$15.81	$14.32	$13.18	$9.63	$15.021	$20.277	$28.743	$19.232	$14.974
Number of accumulation units outstanding at end of period	16,450	16,983	18,931	17,631	60,764	79,163	75,358	73,452	398,717	703,653

CFI 340

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.41	$10.82
Value at end of period	$11.86	$11.41
Number of accumulation units outstanding at end of period	620	832
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.46	$11.40
Value at end of period	$15.30	$12.46
Number of accumulation units outstanding at end of period	447	397
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.43	$10.59
Value at end of period	$14.81	$11.43
Number of accumulation units outstanding at end of period	269	1,027
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.86	$13.63	$12.47	$9.66	$10.86
Value at end of period	$15.17	$13.86	$13.63	$12.47	$9.66
Number of accumulation units outstanding at end of period	624	707	680	590	26
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.68	$10.02
Value at end of period	$13.65	$11.68
Number of accumulation units outstanding at end of period	137,982	139,577
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.03	$9.89
Value at end of period	$10.78	$10.03
Number of accumulation units outstanding at end of period	18,643	24,536
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.50	$10.41
Value at end of period	$11.33	$10.50
Number of accumulation units outstanding at end of period	1,626	593
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.57	$11.44	$11.07	$10.74	$10.30
Value at end of period	$11.91	$11.57	$11.44	$11.07	$10.74

CFI 341

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

Number of accumulation units outstanding at end of period	9,478	3,107	2,390	12,578	1,481
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.66
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	2,131
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.98
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	11,030
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.93	$10.65
Value at end of period	$12.19	$10.93
Number of accumulation units outstanding at end of period	216	105
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.56
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	7
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.60	$24.46	$21.87	$17.24	$24.923	$33.44	$35.806	$24.294	$19.352	$19.071
Value at end of period	$28.48	$24.60	$24.46	$21.87	$17.24	$24.923	$33.44	$35.806	$24.294	$19.352
Number of accumulation units outstanding at end of period	13,953	13,559	18,923	18,852	23,555	26,054	24,245	18,282	171,102	206,191
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.95	$10.64
Value at end of period	$12.44	$10.95
Number of accumulation units outstanding at end of period	5,450	179
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.12	$9.93
Value at end of period	$12.02	$11.12
Number of accumulation units outstanding at end of period	130,682	122,399
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.29	$13.88	$12.20	$11.34
Value at end of period	$16.86	$14.29	$13.88	$12.20
Number of accumulation units outstanding at end of period	3,620	2,793	1,688	705

CFI 342

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$22.00	$20.92	$19.20	$14.80	$19.482	$21.907	$22.123	$18.258	$14.445	$14.153
Value at end of period	$24.69	$22.00	$20.92	$19.20	$14.80	$19.482	$21.907	$22.123	$18.258	$14.445
Number of accumulation units outstanding at end of period	12,348	11,002	13,139	15,550	15,776	23,775	21,531	19,172	109,123	200,374
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$17.42	$16.08	$14.14	$11.43	$15.36	$19.601	$20.716	$16.861	$13.839	$14.108
Value at end of period	$19.76	$17.42	$16.08	$14.14	$11.43	$15.36	$19.601	$20.716	$16.861	$13.839
Number of accumulation units outstanding at end of period	14,728	14,908	20,498	20,672	41,305	61,575	64,259	66,415	431,603	627,658
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2003)
Value at beginning of period	$12.67	$12.36	$10.69	$8.37
Value at end of period	$14.54	$12.67	$12.36	$10.69
Number of accumulation units outstanding at end of period	5,138	5,050	5,083	3,990
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.71	$9.98
Value at end of period	$11.96	$10.71
Number of accumulation units outstanding at end of period	43,020	33,741
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.07	$10.72
Value at end of period	$12.71	$11.07
Number of accumulation units outstanding at end of period	47	15
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.94
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	4,104
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$26.91	$26.06	$24.05	$20.42	$22.987	$24.228	$24.596	$21.857	$18.87	$15.553
Value at end of period	$29.32	$26.91	$26.06	$24.05	$20.42	$22.987	$24.228	$24.596	$21.857	$18.87
Number of accumulation units outstanding at end of period	46,227	48,380	56,053	67,625	73,073	85,982	83,252	86,058	771,906	1,144,876
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.97
Value at end of period	$13.84
Number of accumulation units outstanding at end of period	3,008

CFI 343

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during June 2000)
Value at beginning of period	$4.05	$3.65	$3.74	$2.59	$4.458	$5.842	$9.95
Value at end of period	$4.30	$4.05	$3.65	$3.74	$2.59	$4.458	$5.842
Number of accumulation units outstanding at end of period	18,223	17,334	18,325	20,959	35,654	29,525	21,058
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.34	$20.85	$19.42	$15.55	$20.933	$25.90	$29.367	$25.249	$22.264	$17.304
Value at end of period	$25.27	$22.34	$20.85	$19.42	$15.55	$20.933	$25.90	$29.367	$25.249	$22.264
Number of accumulation units outstanding at end of period	282,823	324,582	395,518	428,544	635,531	832,516	878,040	975,160	4,070,904	8,238,898
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$15.86	$14.64	$13.79	$10.68	$15.167	$20.994	$24.071	$18.005	$13.202	$12.912
Value at end of period	$16.13	$15.86	$14.64	$13.79	$10.68	$15.167	$20.994	$24.071	$18.005	$13.202
Number of accumulation units outstanding at end of period	8,633	7,583	7,482	6,514	24,734	34,573	38,168	24,434	59,374	7
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.83	$18.99	$17.34	$13.88	$17.856	$20.87	$23.256	$18.888	$14.489	$10.925
Value at end of period	$22.50	$19.83	$18.99	$17.34	$13.88	$17.856	$20.87	$23.256	$18.888	$14.489
Number of accumulation units outstanding at end of period	40,435	37,672	37,366	42,075	46,170	52,914	43,031	37,025	136,252	293,223
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519	$10.913	$9.962
Value at end of period	$22.88	$21.11	$19.18	$16.60	$12.66	$14.534	$14.87	$12.519	$10.913
Number of accumulation units outstanding at end of period	18,171	21,190	17,447	19,608	18,873	20,749	19,369	3,069	26,111
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694	$8.834	$9.876
Value at end of period	$18.02	$15.99	$15.00	$12.40	$9.20	$10.696	$10.545	$9.694	$8.834
Number of accumulation units outstanding at end of period	21,117	21,458	18,177	11,492	10,437	9,282	6,766	1,965	26,257
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.62	$19.20	$18.49	$17.56	$16.361	$15.19	$13.986	$14.225	$13.279	$12.379
Value at end of period	$20.23	$19.62	$19.20	$18.49	$17.56	$16.361	$15.19	$13.986	$14.225	$13.279
Number of accumulation units outstanding at end of period	11,894	17,655	20,002	15,469	36,087	47,584	101,759	114,359	289,651	553,279
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$11.14	$9.62	$8.29	$6.34	$8.728	$11.576	$14.668	$9.785	$9.974
Value at end of period	$13.63	$11.14	$9.62	$8.29	$6.34	$8.728	$11.576	$14.668	$9.785
Number of accumulation units outstanding at end of period	11,040	2,629	2,344	1,629	2,038	1,565	1,094	752	168
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.00	$11.99	$10.31	$8.01	$9.41
Value at end of period	$16.66	$13.00	$11.99	$10.31	$8.01
Number of accumulation units outstanding at end of period	3,369	7,166	7,221	23,604	157

CFI 344

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.36	$10.39	$9.30
Value at end of period	$12.13	$11.36	$10.39
Number of accumulation units outstanding at end of period	163	136	82
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.53	$14.24	$14.23	$14.23	$14.142	$13.736	$13.035	$12.524	$11.989	$11.475
Value at end of period	$15.10	$14.53	$14.24	$14.23	$14.23	$14.142	$13.736	$13.035	$12.524	$11.989
Number of accumulation units outstanding at end of period	10,286	5,770	5,128	25,362	23,654	48,394	82,420	81,149	300,195	477,490
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$27.12	$19.16	$17.17	$13.28	$13.696	$16.448	$14.028	$12.412	$15.59	$14.688
Value at end of period	$32.70	$27.12	$19.16	$17.17	$13.28	$13.696	$16.448	$14.028	$12.412	$15.59
Number of accumulation units outstanding at end of period	7,614	4,759	5,379	6,922	7,492	9,110	7,372	9,116	38,283	103,604
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.50	$14.56
Value at end of period	$20.91	$15.50
Number of accumulation units outstanding at end of period	2,378	371
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$8.10	$7.50	$6.87	$5.00	$6.86
Value at end of period	$9.04	$8.10	$7.50	$6.87	$5.00
Number of accumulation units outstanding at end of period	753	642	471	1,326	49
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762	$13.704	$13.684	$13.248
Value at end of period	$28.68	$24.79	$22.69	$20.03	$14.71	$19.342	$18.777	$17.762	$13.704	$13.684
Number of accumulation units outstanding at end of period	10,563	9,130	9,938	9,137	19,293	17,879	15,865	9,745	49,514	4,993
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$17.92	$17.42	$16.29	$14.47	$15.268	$15.789	$15.208	$14.336	$13.534	$11.932
Value at end of period	$19.23	$17.92	$17.42	$16.29	$14.47	$15.268	$15.789	$15.208	$14.336	$13.534
Number of accumulation units outstanding at end of period	787	643	488	531	3,319	5,920	6,547	7,165	80,907	82,178
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$19.17	$18.22	$16.42	$13.33	$15.609	$17.815	$18.105	$15.984	$15.471	$13.027
Value at end of period	$21.49	$19.17	$18.22	$16.42	$13.33	$15.609	$17.815	$18.105	$15.984	$15.471
Number of accumulation units outstanding at end of period	4,908	4,464	3,854	3,718	7,223	8,829	8,474	11,315	38,675	86,255
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$18.28	$17.62	$16.14	$13.64	$15.22	$16.521	$16.609	$15.214	$14.501	$12.452
Value at end of period	$20.13	$18.28	$17.62	$16.14	$13.64	$15.22	$16.521	$16.609	$15.214	$14.501
Number of accumulation units outstanding at end of period	3,356	4,131	2,775	2,794	8,114	8,972	10,168	14,627	100,734	101,836

CFI 345

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834	$19.085	$16.113	$13.29	$13.093
Value at end of period	$22.44	$19.53	$18.42	$16.88	$13.68	$18.651	$20.834	$19.085	$16.113	$13.29
Number of accumulation units outstanding at end of period	2,362	2,557	3,012	2,780	10,616	9,960	6,153	4,285	32,612	4,910
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.68	$11.42	$10.24	$7.89	$9.25
Value at end of period	$13.57	$11.68	$11.42	$10.24	$7.89
Number of accumulation units outstanding at end of period	21,737	19,448	12,474	24,097	663
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.61	$12.69	$10.33	$8.36	$9.48
Value at end of period	$15.13	$13.61	$12.69	$10.33	$8.36
Number of accumulation units outstanding at end of period	10,843	10,084	5,587	5,785	152
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.00
Value at end of period	$14.84
Number of accumulation units outstanding at end of period	947
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$40.81	$35.59
Value at end of period	$50.61	$40.81
Number of accumulation units outstanding at end of period	2,848	190
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.29
Value at end of period	$13.38
Number of accumulation units outstanding at end of period	2,872
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$11.76	$11.23	$9.75	$7.61
Value at end of period	$14.27	$11.76	$11.23	$9.75
Number of accumulation units outstanding at end of period	1,845	5,922	3,771	55
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.75	$10.42
Value at end of period	$12.42	$10.75
Number of accumulation units outstanding at end of period	13	4

CFI 346

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.97
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	116
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$15.44	$14.45	$11.95	$8.77	$10.10
Value at end of period	$17.22	$15.44	$14.45	$11.95	$8.77
Number of accumulation units outstanding at end of period	4,717	5,311	3,564	1,242	218
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.69
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	13
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.73
Value at end of period	$13.47
Number of accumulation units outstanding at end of period	10,085
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.96
Value at end of period	$14.83
Number of accumulation units outstanding at end of period	1,766
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.04
Value at end of period	$13.66
Number of accumulation units outstanding at end of period	1,396
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.39
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	926

CFI 347

Condensed Financial Information (continued)

TABLE 34

FOR CONTRACTS ISSUED TO KANSAS CITY POLICE DEPARTMENT
WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 2001)
Value at beginning of period	$10.39	$9.55	$8.98	$6.97	$9.266	$10.267
Value at end of period	$11.05	$10.39	$9.55	$8.98	$6.97	$9.266
Number of accumulation units outstanding at end of period	4,304	8,809	15,921	22,415	21,948	26,848
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 2001)
Value at beginning of period	$9.05	$8.60	$7.91	$6.39	$7.615	$8.677
Value at end of period	$10.57	$9.05	$8.60	$7.91	$6.39	$7.615
Number of accumulation units outstanding at end of period	13,665	12,057	17,500	25,911	22,579	20,638
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$24.09	$22.81	$21.12	$17.80	$20.374	$21.386
Value at end of period	$26.21	$24.09	$22.81	$21.12	$17.80	$20.374
Number of accumulation units outstanding at end of period	6,748	6,049	3,838	2,666	168	395
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$30.43	$26.02	$22.60	$17.69	$19.619	$20.39
Value at end of period	$34.00	$30.43	$26.02	$22.60	$17.69	$19.619
Number of accumulation units outstanding at end of period	222,882	186,639	113,205	76,218	48,769	32,888
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$23.71	$22.39	$20.13	$15.53	$18.805	$19.888
Value at end of period	$28.49	$23.71	$22.39	$20.13	$15.53	$18.805
Number of accumulation units outstanding at end of period	116,517	99,937	63,618	38,067	26,701	19,228
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$19.00	$17.96	$17.42	$13.19	$18.971	$20.968
Value at end of period	$20.31	$19.00	$17.96	$17.42	$13.19	$18.971
Number of accumulation units outstanding at end of period	22,613	26,333	32,419	34,965	39,183	43,077
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$18.63	$15.65	$13.81	$9.68	$12.215	$13.786
Value at end of period	$22.00	$18.63	$15.65	$13.81	$9.68	$12.215
Number of accumulation units outstanding at end of period	29,121	17,089	20,317	12,174	5,000	1,811

CFI 348

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.27	$9.72
Value at end of period	$10.11	$10.27
Number of accumulation units outstanding at end of period	32,232	34,125
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$14.28	$13.24	$11.52
Value at end of period	$16.49	$14.28	$13.24
Number of accumulation units outstanding at end of period	24,721	18,042	15,868
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$15.87	$14.78	$12.59
Value at end of period	$18.29	$15.87	$14.78
Number of accumulation units outstanding at end of period	38,235	34,219	19,456
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$25.01	$22.73	$19.17	$14.89	$18.279	$20.571
Value at end of period	$30.57	$25.01	$22.73	$19.17	$14.89	$18.279
Number of accumulation units outstanding at end of period	17,549	25,134	30,800	33,261	36,587	38,078
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.55	$14.33	$12.50
Value at end of period	$18.11	$15.55	$14.33
Number of accumulation units outstanding at end of period	42,588	36,957	17,021
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$16.28	$14.61	$13.35	$9.72	$15.101	$16.984
Value at end of period	$17.96	$16.28	$14.61	$13.35	$9.72	$15.101
Number of accumulation units outstanding at end of period	67,185	88,359	108,486	115,779	116,294	107,224
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.29	$10.47
Value at end of period	$14.50	$12.29
Number of accumulation units outstanding at end of period	480,117	456,721

CFI 349

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.25	$10.03
Value at end of period	$11.11	$10.25
Number of accumulation units outstanding at end of period	118,896	102,671
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.16
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	14,942
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.57
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	3,032
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.72
Value at end of period	$12.74
Number of accumulation units outstanding at end of period	7,884
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.21
Value at end of period	$13.08
Number of accumulation units outstanding at end of period	7,199
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$25.34	$24.95	$22.16	$17.40	$25.054	$28.829
Value at end of period	$29.61	$25.34	$24.95	$22.16	$17.40	$25.054
Number of accumulation units outstanding at end of period	8,015	7,531	11,799	14,310	19,254	20,611
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.60	$10.29
Value at end of period	$12.65	$11.60
Number of accumulation units outstanding at end of period	183,786	207,289
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$22.66	$21.35	$19.45	$14.94	$19.585	$20.313
Value at end of period	$25.68	$22.66	$21.35	$19.45	$14.94	$19.585
Number of accumulation units outstanding at end of period	24,117	22,156	27,427	21,203	22,808	25,698

CFI 350

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$17.94	$16.40	$14.33	$11.53	$15.441	$17.104
Value at end of period	$20.55	$17.94	$16.40	$14.33	$11.53	$15.441
Number of accumulation units outstanding at end of period	18,829	31,189	24,236	26,809	27,983	36,071
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.21	$10.37
Value at end of period	$12.63	$11.21
Number of accumulation units outstanding at end of period	113,898	121,103
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 2001)
Value at beginning of period	$27.72	$26.59	$24.37	$20.61	$23.108	$23.584
Value at end of period	$30.49	$27.72	$26.59	$24.37	$20.61	$23.108
Number of accumulation units outstanding at end of period	74,780	86,673	108,462	107,890	112,979	121,396
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$4.16	$3.72	$3.78	$2.61	$4.475	$4.815
Value at end of period	$4.46	$4.16	$3.72	$3.78	$2.61	$4.475
Number of accumulation units outstanding at end of period	102,089	118,141	140,341	161,994	103,479	52,059
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$23.01	$21.28	$19.68	$15.70	$21.043	$23.506
Value at end of period	$26.27	$23.01	$21.28	$19.68	$15.70	$21.043
Number of accumulation units outstanding at end of period	171,208	205,912	312,468	310,107	356,045	462,702
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$16.33	$14.93	$13.97	$10.77	$15.247	$17.528
Value at end of period	$16.77	$16.33	$14.93	$13.97	$10.77	$15.247
Number of accumulation units outstanding at end of period	11,751	14,176	22,086	30,113	24,755	36,220
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$20.42	$19.38	$17.57	$14.01	$17.95	$19.435
Value at end of period	$23.40	$20.42	$19.38	$17.57	$14.01	$17.95
Number of accumulation units outstanding at end of period	230,630	295,040	391,454	399,918	383,324	359,184

CFI 351

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$21.74	$19.56	$16.83	$12.77	$14.611	$14.784
Value at end of period	$23.79	$21.74	$19.56	$16.83	$12.77	$14.611
Number of accumulation units outstanding at end of period	190,582	198,919	204,340	188,383	139,655	65,669
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$16.47	$15.30	$12.57	$9.28	$10.753	$10.431
Value at end of period	$18.74	$16.47	$15.30	$12.57	$9.28	$10.753
Number of accumulation units outstanding at end of period	152,178	171,957	196,548	157,127	113,974	23,305
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$20.21	$19.59	$18.73	$17.72	$16.447	$15.886
Value at end of period	$21.03	$20.21	$19.59	$18.73	$17.72	$16.447
Number of accumulation units outstanding at end of period	117,383	95,977	43,381	25,129	20,096	22,510
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$11.48	$9.82	$8.40	$6.40	$8.774	$9.713
Value at end of period	$14.17	$11.48	$9.82	$8.40	$6.40	$8.774
Number of accumulation units outstanding at end of period	13,677	7,300	2,322	2,477	1,565	1,974
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$14.97	$14.53	$14.42	$14.37	$14.216	$14.025
Value at end of period	$15.70	$14.97	$14.53	$14.42	$14.37	$14.216
Number of accumulation units outstanding at end of period	33,655	14,250	28,736	38,193	51,231	59,698
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 2001)
Value at beginning of period	$27.93	$19.55	$17.40	$13.41	$13.768	$14.677
Value at end of period	$34.00	$27.93	$19.55	$17.40	$13.41	$13.768
Number of accumulation units outstanding at end of period	8,361	11,123	855	273	434	402
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$25.53	$23.15	$20.30	$14.85	$19.444	$18.893
Value at end of period	$29.82	$25.53	$23.15	$20.30	$14.85	$19.444
Number of accumulation units outstanding at end of period	32,643	33,477	36,192	40,716	33,187	36,063
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$18.45	$17.77	$16.50	$14.60	$15.349	$15.689
Value at end of period	$20.00	$18.45	$17.77	$16.50	$14.60	$15.349
Number of accumulation units outstanding at end of period	11,237	17,788	22,527	31,345	35,694	43,589

CFI 352

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001

ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$19.74	$18.59	$16.64	$13.46	$15.691	$16.762
Value at end of period	$22.35	$19.74	$18.59	$16.64	$13.46	$15.691
Number of accumulation units outstanding at end of period	7,998	8,032	3,587	4,907	6,182	6,000
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$18.82	$17.98	$16.35	$13.76	$15.30	$16.042
Value at end of period	$20.93	$18.82	$17.98	$16.35	$13.76	$15.30
Number of accumulation units outstanding at end of period	15,920	24,120	30,763	20,028	3,348	5,742
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period	$20.11	$18.79	$17.11	$13.81	$18.75	$20.99
Value at end of period	$23.34	$20.11	$18.79	$17.11	$13.81	$18.75
Number of accumulation units outstanding at end of period	26,891	10,971	5,535	4,074	3,671	3,204

TABLE 35

FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE
UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2000)
Value at beginning of period	$10.19	$9.44	$8.92	$6.94	$9.254	$12.16	$13.372
Value at end of period	$10.75	$10.19	$9.44	$8.92	$6.94	$9.254	$12.16
Number of accumulation units outstanding at end of period	21,967	12,160	10,171	10,287	9	8,302	38,763
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1999)
Value at beginning of period	$8.88	$8.50	$7.86	$6.37	$7.605	$9.935	$11.721	$9.727
Value at end of period	$10.28	$8.88	$8.50	$7.86	$6.37	$7.605	$9.935	$11.721
Number of accumulation units outstanding at end of period	11,329	6,724	6,085	5,120	3,866	2,816	11,950	1,867
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$23.63	$22.54	$20.99	$17.73	$20.347	$22.04	$22.935	$21.036
Value at end of period	$25.49	$23.63	$22.54	$20.99	$17.73	$20.347	$22.04	$22.935
Number of accumulation units outstanding at end of period	3,482	4,096	3,526	3,121	2,632	3,726	3,041	2,376

CFI 353

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.79	$12.71
Value at end of period	$16.67	$13.79
Number of accumulation units outstanding at end of period	7,970	3,284
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$29.84	$25.72	$22.45	$17.62	$19.593	$22.507	$24.296	$21.258
Value at end of period	$33.07	$29.84	$25.72	$22.45	$17.62	$19.593	$22.507	$24.00
Number of accumulation units outstanding at end of period	142,497	116,047	78,803	69,294	64,126	56,333	76,555	82,920
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$23.25	$22.13	$20.01	$15.47	$18.78	$19.919	$18.519	$19.392
Value at end of period	$27.72	$23.25	$22.13	$20.01	$15.47	$18.78	$19.919	$18.519
Number of accumulation units outstanding at end of period	44,943	45,682	41,498	37,714	32,379	23,278	25,298	25,382
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$18.64	$17.76	$17.31	$13.14	$18.946	$23.193	$26.262	$21.072
Value at end of period	$19.75	$18.64	$17.76	$17.31	$13.14	$18.946	$23.193	$26.262
Number of accumulation units outstanding at end of period	83,958	95,310	110,098	104,176	92,639	76,737	103,625	82,069
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$18.27	$15.47	$13.72	$9.65	$12.198	$15.599	$19.438	$14.422
Value at end of period	$21.40	$18.27	$15.47	$13.72	$9.65	$12.198	$15.599	$19.438
Number of accumulation units outstanding at end of period	7,983	8,187	8,504	11,577	5,109	7,544	9,134	7,321
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2002)
Value at beginning of period	$16.12	$14.94	$12.17	$9.28	$10.71
Value at end of period	$18.71	$16.12	$14.94	$12.17	$9.28
Number of accumulation units outstanding at end of period	27,737	38,869	20,826	6,039	328
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.32
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	1,588
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$14.09	$14.03	$12.85	$10.22
Value at end of period	$16.68	$14.09	$14.03	$12.85
Number of accumulation units outstanding at end of period	1,311	326	398	286

CFI 354

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.20	$9.70
Value at end of period	$9.96	$10.20
Number of accumulation units outstanding at end of period	76,801	92,129
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$14.03	$13.12	$10.90	$8.11	$8.26
Value at end of period	$16.07	$14.03	$13.12	$10.90	$8.11
Number of accumulation units outstanding at end of period	4,748	3,583	3,944	293	19
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$15.59	$14.64	$11.53	$8.80
Value at end of period	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	23,479	23,357	15,658	8,265
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$18.50	$17.95	$16.69	$13.05
Value at end of period	$20.90	$18.50	$17.95	$16.69
Number of accumulation units outstanding at end of period	1,697	808	1,152	1,609
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.24	$10.67
Value at end of period	$12.70	$11.24
Number of accumulation units outstanding at end of period	1,817	1,334
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.86	$10.96
Value at end of period	$13.17	$11.86
Number of accumulation units outstanding at end of period	3,387	213
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$9.01	$8.59	$7.98
Value at end of period	$10.02	$9.01	$8.59
Number of accumulation units outstanding at end of period	157	113	12

CFI 355

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$11.11	$10.99	$10.18	$8.36
Value at end of period	$11.96	$11.11	$10.99	$10.18
Number of accumulation units outstanding at end of period	593	2,070	2,245	9
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.45	$11.21
Value at end of period	$18.11	$13.45
Number of accumulation units outstanding at end of period	12,050	3,322
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$24.53	$22.47	$19.05	$14.83	$18.254	$25.184	$31.571	$21.199
Value at end of period	$29.74	$24.53	$22.47	$19.05	$14.83	$18.254	$25.184	$31.571
Number of accumulation units outstanding at end of period	20,617	22,464	25,220	24,847	25,163	30,203	73,935	79,515
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$15.28	$14.19	$11.86	$9.20	$9.30
Value at end of period	$17.66	$15.28	$14.19	$11.86	$9.20
Number of accumulation units outstanding at end of period	6,967	4,986	2,888	576	99
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.33	$11.30
Value at end of period	$13.11	$11.33
Number of accumulation units outstanding at end of period	959	70
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.73
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	4
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.41	$12.70
Value at end of period	$17.19	$13.41
Number of accumulation units outstanding at end of period	2,360	457
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$15.96	$14.44	$13.27	$9.68	$15.08	$20.326	$28.769	$20.019
Value at end of period	$17.47	$15.96	$14.44	$13.27	$9.68	$15.08	$20.326	$28.769
Number of accumulation units outstanding at end of period	83,164	90,932	111,023	114,338	109,090	102,235	200,927	194,333

CFI 356

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.52	$10.40
Value at end of period	$12.17	$11.52
Number of accumulation units outstanding at end of period	1,956	1,053
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.71
Value at end of period	$11.89
Number of accumulation units outstanding at end of period	4,085
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.47	$11.68
Value at end of period	$15.34	$12.47
Number of accumulation units outstanding at end of period	5,257	115
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.74	$12.48	$11.32	$10.44
Value at end of period	$14.15	$12.74	$12.48	$11.32
Number of accumulation units outstanding at end of period	4,235	5,113	803	96
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.44	$10.82
Value at end of period	$14.85	$11.44
Number of accumulation units outstanding at end of period	7,566	3,243
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during September 2002)
Value at beginning of period	$13.95	$13.69	$12.51	$9.68	$9.61
Value at end of period	$15.28	$13.95	$13.69	$12.51	$9.68
Number of accumulation units outstanding at end of period	3,192	3,592	2,427	1,003	2
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$10.02
Value at end of period	$13.69	$11.70
Number of accumulation units outstanding at end of period	335,930	350,684

CFI 357

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.05	$9.89
Value at end of period	$10.81	$10.05
Number of accumulation units outstanding at end of period	30,773	34,987
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.51	$10.40
Value at end of period	$11.36	$10.51
Number of accumulation units outstanding at end of period	2,009	713
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.63	$11.48	$11.10	$10.75	$10.13
Value at end of period	$12.00	$11.63	$11.48	$11.10	$10.75
Number of accumulation units outstanding at end of period	8,009	7,399	8,166	5,072	80
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.75
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	304
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.58
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	2
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.30
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	34
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.71	$10.38
Value at end of period	$11.77	$10.71
Number of accumulation units outstanding at end of period	5,713	15
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.25
Value at end of period	$12.22
Number of accumulation units outstanding at end of period	21,572

CFI 358

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.48
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	4,567
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.68
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	3,166
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.85
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	29
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.51
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	1,587
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$24.85	$24.66	$22.02	$17.33	$25.021	$33.521	$35.839	$27.595
Value at end of period	$28.80	$24.85	$24.66	$22.02	$17.33	$25.021	$33.521	$35.839
Number of accumulation units outstanding at end of period	12,777	14,130	19,335	19,792	20,407	17,946	35,540	23,458
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.97	$10.65
Value at end of period	$12.47	$10.97
Number of accumulation units outstanding at end of period	11,468	3,553
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.14	$9.94
Value at end of period	$12.06	$11.14
Number of accumulation units outstanding at end of period	298,591	339,121

CFI 359

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.35	$13.92	$12.21	$11.42
Value at end of period	$16.95	$14.35	$13.92	$12.21
Number of accumulation units outstanding at end of period	14,819	12,211	1,827	87
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$22.22	$21.10	$19.33	$14.88	$19.559	$21.96	$22.144	$19.112
Value at end of period	$24.98	$22.22	$21.10	$19.33	$14.88	$19.559	$21.96	$22.144
Number of accumulation units outstanding at end of period	53,823	55,772	50,275	48,392	41,814	39,247	55,667	53,724
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$17.59	$16.21	$14.24	$11.49	$15.42	$19.648	$20.735	$17.376
Value at end of period	$19.99	$17.59	$16.21	$14.24	$11.49	$15.42	$19.648	$20.735
Number of accumulation units outstanding at end of period	33,807	36,918	37,904	37,740	3,409	39,548	76,323	86,899
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$12.74	$12.41	$10.72	$8.33	$8.15
Value at end of period	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	9,043	8,280	4,594	751	17
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.73	$9.98
Value at end of period	$11.99	$10.73
Number of accumulation units outstanding at end of period	126,104	137,161
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.08	$10.71
Value at end of period	$12.75	$11.08
Number of accumulation units outstanding at end of period	4,225	1,179
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.42
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	12,852

CFI 360

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1999)
Value at beginning of period	$27.18	$26.28	$24.21	$20.53	$23.078	$24.286	$24.619	$22.705
Value at end of period	$29.66	$27.18	$26.28	$24.21	$20.53	$23.078	$24.286	$24.619
Number of accumulation units outstanding at end of period	69,428	81,843	81,457	85,541	88,272	95,722	227,797	246,195
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.92	$12.01
Value at end of period	$13.89	$11.92
Number of accumulation units outstanding at end of period	315	100
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848	$8.618
Value at end of period	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848
Number of accumulation units outstanding at end of period	174,066	167,365	153,745	139,563	81,539	37,135	52,014
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$22.56	$21.03	$19.56	$15.64	$21.015	$25.963	$29.394	$26.736
Value at end of period	$25.56	$22.56	$21.03	$19.56	$15.64	$21.015	$25.963	$29.394
Number of accumulation units outstanding at end of period	212,796	251,743	277,870	286,831	297,219	350,781	868,958	948,654
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$16.02	$14.76	$13.88	$10.73	$15.226	$21.045	$24.094	$19.053
Value at end of period	$16.31	$16.02	$14.76	$13.88	$10.73	$15.226	$21.045	$24.094
Number of accumulation units outstanding at end of period	28,119	32,026	35,425	32,605	30,728	37,527	69,862	61,303
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.02
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	802
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$20.03	$19.16	$17.46	$13.95	$17.926	$20.92	$23.277	$20.242
Value at end of period	$22.76	$20.03	$19.16	$17.46	$13.95	$17.926	$20.92	$23.277
Number of accumulation units outstanding at end of period	136,756	146,524	140,917	120,969	97,109	79,445	378,291	309,655
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$21.32	$19.34	$16.72	$12.72	$14.592	$14.906	$12.53	$10.927
Value at end of period	$23.15	$21.32	$19.34	$16.72	$12.72	$14.92	$14.906	$12.53
Number of accumulation units outstanding at end of period	62,234	65,545	56,917	47,856	35,828	18,728	46,569	2,027

CFI 361

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$16.15	$15.12	$12.49	$9.25	$10.739	$10.571	$9.703	$8.783
Value at end of period	$18.23	$16.15	$15.12	$12.49	$9.25	$10.739	$10.571	$9.703
Number of accumulation units outstanding at end of period	15,670	20,542	20,570	18,770	13,905	5,891	12,341	5,600
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$19.82	$19.37	$18.62	$17.65	$16.426	$15.227	$13.999	$14.118
Value at end of period	$20.46	$19.82	$19.37	$18.62	$17.65	$16.426	$15.227	$13.999
Number of accumulation units outstanding at end of period	26,043	31,506	29,875	27,953	25,268	23,648	17,781	23,788
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$11.25	$9.71	$8.35	$6.37	$8.763	$11.604	$14.681	$10.489
Value at end of period	$13.78	$11.25	$9.71	$8.35	$6.37	$8.763	$11.604	$14.681
Number of accumulation units outstanding at end of period	11,518	8,852	6,370	5,208	4,091	2,751	2,242	1,250
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.08	$12.05	$10.35	$8.03	$8.69
Value at end of period	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	7,576	7,956	3,692	1,046	625
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$11.43	$10.44	$9.44	$6.96	$7.08
Value at end of period	$12.23	$11.43	$10.44	$9.44	$6.96
Number of accumulation units outstanding at end of period	2,143	1,757	3,321	817	5
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$14.68	$14.36	$14.33	$14.31	$14.197	$13.769	$13.047	$12.707
Value at end of period	$15.27	$14.68	$14.36	$14.33	$14.31	$14.197	$13.769	$13.047
Number of accumulation units outstanding at end of period	33,694	20,415	32,437	39,761	52,594	77,732	117,584	139,150
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during May 1999)
Value at beginning of period	$27.39	$19.33	$17.29	$13.35	$13.75	$16.488	$14.041	$14.452
Value at end of period	$33.08	$27.39	$19.33	$17.29	$13.35	$13.75	$16.488	$14.041
Number of accumulation units outstanding at end of period	10,313	7,753	1,590	2,366	2,676	4,701	3,120	4,390
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.54	$14.38
Value at end of period	$21.00	$15.54
Number of accumulation units outstanding at end of period	3,951	619

CFI 362

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.16	$7.54	$6.90	$5.02	$5.65
Value at end of period	$9.11	$8.16	$7.54	$6.90	$5.02
Number of accumulation units outstanding at end of period	2,104	1,318	723	8,231	85
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$25.04	$22.89	$20.17	$14.79	$19.418	$18.822	$17.778	$14.508
Value at end of period	$29.01	$25.04	$22.89	$20.17	$14.79	$19.418	$18.822	$17.778
Number of accumulation units outstanding at end of period	25,658	27,097	26,937	26,385	22,296	17,605	39,273	29,452
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$18.10	$17.57	$16.40	$14.55	$15.328	$15.828	$15.222	$14.711
Value at end of period	$19.45	$18.10	$17.57	$16.40	$14.55	$15.328	$15.828	$15.222
Number of accumulation units outstanding at end of period	4,795	4,446	4,460	4,511	3,078	5,229	55,825	42,489
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$19.36	$18.38	$16.54	$13.41	$15.67	$17.858	$18.122	$16.80
Value at end of period	$21.74	$19.36	$18.38	$16.54	$13.41	$15.67	$17.858	$18.122
Number of accumulation units outstanding at end of period	11,975	10,341	9,323	10,040	9,348	9,376	15,636	14,127
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$18.46	$17.77	$16.25	$13.71	$15.279	$16.561	$16.624	$15.738
Value at end of period	$20.36	$18.46	$17.77	$16.25	$13.71	$15.279	$16.561	$16.624
Number of accumulation units outstanding at end of period	6,466	6,425	6,889	6,848	7,208	5,458	10,579	12,284
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period	$19.72	$18.57	$17.00	$13.75	$18.725	$20.884	$19.103	$17.291
Value at end of period	$22.70	$19.72	$18.57	$17.00	$13.75	$18.725	$20.884	$19.103
Number of accumulation units outstanding at end of period	22,816	24,030	25,184	24,442	21,711	20,417	14,448	11,792
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.99
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	383

CFI 363

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.88
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	829
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.76	$11.48	$10.27	$7.91	$7.39
Value at end of period	$13.68	$11.76	$11.48	$10.27	$7.91
Number of accumulation units outstanding at end of period	72,073	73,303	48,283	18,706	6,948
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$13.70	$12.76	$10.37	$8.38	$8.61
Value at end of period	$15.25	$13.70	$12.76	$10.37	$8.38
Number of accumulation units outstanding at end of period	89,562	85,245	43,373	22,574	1,455
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.79
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	146
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.91
Value at end of period	$14.90
Number of accumulation units outstanding at end of period	1,862
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$41.15	$37.03
Value at end of period	$51.10	$41.15
Number of accumulation units outstanding at end of period	7,494	3,274
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.76	$10.80
Value at end of period	$13.42	$11.76
Number of accumulation units outstanding at end of period	3,819	18
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.26	$11.17
Value at end of period	$12.37	$11.26
Number of accumulation units outstanding at end of period	592	255

CFI 364

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.95	$10.85
Value at end of period	$10.96	$10.95
Number of accumulation units outstanding at end of period	1,183	1,689
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.84	$11.29	$9.78	$8.04	$8.17
Value at end of period	$14.39	$11.84	$11.29	$9.78	$8.04
Number of accumulation units outstanding at end of period	28,913	25,321	7,270	2,203	487
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.82	$10.27	$9.31	$7.58	$7.80
Value at end of period	$12.52	$10.82	$10.27	$9.31	$7.58
Number of accumulation units outstanding at end of period	1,018	1,196	959	821	245
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.80	$10.74
Value at end of period	$11.62	$10.80
Number of accumulation units outstanding at end of period	1,367	1,227
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$15.55	$14.53	$11.99	$8.79	$8.88
Value at end of period	$17.36	$15.55	$14.53	$11.99	$8.79
Number of accumulation units outstanding at end of period	14,004	16,470	13,050	4,719	634
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.20	$11.14
Value at end of period	$12.60	$11.20
Number of accumulation units outstanding at end of period	2,660	1,679
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.29	$11.73
Value at end of period	$13.53	$12.29
Number of accumulation units outstanding at end of period	9,313	2,390
WANGER SELECT
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.54	$12.60
Value at end of period	$14.89	$12.54
Number of accumulation units outstanding at end of period	4,148	21

CFI 365

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.81	$11.96
Value at end of period	$13.71	$12.81
Number of accumulation units outstanding at end of period	2,743	4,278
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.14	$10.95
Value at end of period	$13.03	$11.14
Number of accumulation units outstanding at end of period	3,289	829

TABLE 36

FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP
WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2004)
Value at beginning of period	$11.66	$11.15	$10.55
Value at end of period	$13.52	$11.66	$11.15
Number of accumulation units outstanding at end of period	386	285	206
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.30	$13.17	$11.50	$11.07
Value at end of period	$16.98	$15.30	$13.17	$11.50
Number of accumulation units outstanding at end of period	66,268	36,587	18,405	8,227
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.03
Value at end of period	$14.69
Number of accumulation units outstanding at end of period	132
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.98	$9.50	$9.27	$8.90
Value at end of period	$10.60	$9.98	$9.50	$9.27
Number of accumulation units outstanding at end of period	2,957	6,815	3,972	317

CFI 366

Condensed Financial Information (continued)

	2006	2005	2004	2003

FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.70
Value at end of period	$16.96
Number of accumulation units outstanding at end of period	117
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2003)
Value at beginning of period	$16.31	$15.09	$12.28	$10.28
Value at end of period	$18.95	$16.31	$15.09	$12.28
Number of accumulation units outstanding at end of period	27,856	17,772	11,968	2,343
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.21	$9.71
Value at end of period	$9.98	$10.21
Number of accumulation units outstanding at end of period	2,072	1,649
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.87	$14.84	$11.65	$10.32
Value at end of period	$18.22	$15.87	$14.84	$11.65
Number of accumulation units outstanding at end of period	10,483	6,333	3,430	2,498
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.34	$11.29	$9.58	$9.14
Value at end of period	$14.99	$12.34	$11.29	$9.58
Number of accumulation units outstanding at end of period	2,055	1,394	1,296	4
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.71	$10.02
Value at end of period	$13.73	$11.71
Number of accumulation units outstanding at end of period	43,001	26,655
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06	$9.90
Value at end of period	$10.84	$10.06
Number of accumulation units outstanding at end of period	16,375	5,153

CFI 367

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.84	$11.64	$11.20	$10.90
Value at end of period	$12.26	$11.84	$11.64	$11.20
Number of accumulation units outstanding at end of period	19,114	13,279	5,432	3,241
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.93	$11.31	$10.37	$9.96
Value at end of period	$13.43	$11.93	$11.31	$10.37
Number of accumulation units outstanding at end of period	6,339	14,012	14,100	691
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.97	$12.58	$10.82	$9.72
Value at end of period	$14.97	$12.97	$12.58	$10.82
Number of accumulation units outstanding at end of period	9,784	10,377	4,360	101
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.74	$9.82
Value at end of period	$12.03	$10.74
Number of accumulation units outstanding at end of period	12,528	8,594
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.05	$11.64	$10.74	$10.47
Value at end of period	$13.17	$12.05	$11.64	$10.74
Number of accumulation units outstanding at end of period	3,240	2,334	776	60
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.17	$10.67	$9.74	$9.35
Value at end of period	$12.71	$11.17	$10.67	$9.74
Number of accumulation units outstanding at end of period	7,331	5,166	5,766	2,836
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.04	$13.62	$11.76	$10.11
Value at end of period	$16.35	$15.04	$13.62	$11.76
Number of accumulation units outstanding at end of period	6,136	5,096	2,316	154
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.64	$14.62	$12.09	$11.74
Value at end of period	$17.68	$15.64	$14.62	$12.09
Number of accumulation units outstanding at end of period	5,326	4,700	2,854	108

CFI 368

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.46	$12.16	$11.70	$11.66
Value at end of period	$12.88	$12.46	$12.16	$11.70
Number of accumulation units outstanding at end of period	24,875	9,451	957	470
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.10	$12.05	$10.33	$8.74
Value at end of period	$16.85	$13.10	$12.05	$10.33
Number of accumulation units outstanding at end of period	20,602	16,355	11,146	1,627
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.61	$10.36	$10.35	$10.35
Value at end of period	$11.05	$10.61	$10.36	$10.35
Number of accumulation units outstanding at end of period	15,836	6,017	1,244	5
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.62
Value at end of period	$20.55
Number of accumulation units outstanding at end of period	76
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.60	$12.41	$10.96	$10.56
Value at end of period	$15.78	$13.60	$12.41	$10.96
Number of accumulation units outstanding at end of period	2,009	1,277	368	58
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.85	$11.49	$10.74	$10.53
Value at end of period	$12.76	$11.85	$11.49	$10.74
Number of accumulation units outstanding at end of period	2,574	1,681	1,007	555
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.16	$11.52	$10.38	$10.04
Value at end of period	$13.67	$12.16	$11.52	$10.38
Number of accumulation units outstanding at end of period	516	3,070	1,377	74

CFI 369

Condensed Financial Information (continued)

	2006	2005	2004	2003

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.98	$11.51	$10.67
Value at end of period	$13.23	$11.98	$11.51
Number of accumulation units outstanding at end of period	529	384	187
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.27	$9.66	$8.85	$8.50
Value at end of period	$11.84	$10.27	$9.66	$8.85
Number of accumulation units outstanding at end of period	474	197	24	3
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$15.44	$14.36	$11.65	$10.09
Value at end of period	$17.21	$15.44	$14.36	$11.65
Number of accumulation units outstanding at end of period	22,848	17,040	12,913	2,987
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.28	$11.69	$10.11	$9.05
Value at end of period	$14.94	$12.28	$11.69	$10.11
Number of accumulation units outstanding at end of period	58,067	33,925	18,301	6,272
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.92	$14.86	$12.24	$10.82
Value at end of period	$17.81	$15.92	$14.86	$12.24
Number of accumulation units outstanding at end of period	16,061	5,635	1,094	84

CFI 370

PRO.01107-07

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of an Account C prospectus dated April 30, 2007 as well as all current prospectuses for the funds available under the Contracts.

____ Please send an Account C Statement of Additional Information (Form No. SAI.01107-07) dated April 30,
2007.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.01107-07

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated April 30, 2007

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 30, 2007. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable
Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity
Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, Connecticut 06156
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of
Additional Information shall have the same meaning as in the prospectus.

                                   GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May
1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating
Annuity Life Insurance Company organized in 1954).

As of December 31, 2006, the Company had $59 billion invested through their products, including $50 billion in their separate accounts (of which its investment management affiliates manage or oversee the management of $19 billion). The Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2006. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The
Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home
Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

                                                   VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of
1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

2

The funds currently available under the contract are as follows*:
AIM V.I. Capital Appreciation Fund (Series I)	ING Lord Abbett Affiliated Portfolio (Class I)	ING VP Index Plus International Equity
AIM V.I. Core Equity Fund (Series I)	ING Marsico Growth Portfolio (Class S)	Portfolio (Class S)
American Century® Income & Growth Fund	ING Marsico International Opportunities	ING VP Index Plus LargeCap Portfolio (Class I)
(Advisor Class) (1)(2)	Portfolio (Class S)	ING VP Index Plus MidCap Portfolio (Class I)
Calvert Social Balanced Portfolio	ING MFS Total Return Portfolio (Class S)	ING VP Index Plus SmallCap Portfolio (Class I)
Capital One Mid Cap Equity Fund	ING MFS Utilities Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class I)
(Class A Shares) (1)	ING Neuberger Berman Partners Portfolio	ING VP International Equity Portfolio (Class I)
EuroPacific Growth Fund® (Class R-4) (1)	(S Class)	ING VP International Value Portfolio (Class I)
Evergreen Special Values Fund (Class A) (1)(2)	ING OpCap Balanced Value Portfolio (S Class)	ING VP MidCap Opportunities Portfolio
Fidelity ® VIP Contrafund® Portfolio	ING Oppenheimer Global Portfolio (I Class)	(Class I)
(Initial Class)	ING Oppenheimer Main Street Portfolio®	ING VP Money Market Portfolio (Class I)
Fidelity ® VIP Equity-Income Portfolio	(Class S)	ING VP Real Estate Portfolio (Class I)
(Initial Class)	ING Oppenheimer Strategic Income Portfolio	ING VP Small Company Portfolio (Class I)
Fidelity ® VIP Growth Portfolio (Initial Class)	(I Class)	ING VP SmallCap Opportunities Portfolio
Fidelity ® VIP Midcap Portfolio (Initial Class)(3)	ING PIMCO High Yield Portfolio (Class S)	(Class I)
Fidelity ® VIP Overseas Portfolio (Initial Class) (2)	ING PIMCO Total Return Portfolio (S Class)	ING VP Strategic Allocation Conservative
	ING Pioneer Equity Income Portfolio (Class I)(6)	Portfolio (Class I)
Franklin Small Cap Value Securities Fund
(Class 2)	ING Pioneer Fund Portfolio (Class I)	ING VP Strategic Allocation Growth Portfolio
ING AllianceBernstein Mid Cap Growth	ING Pioneer High Yield Portfolio (I Class)	(Class I)
Portfolio (Class S)	ING Pioneer Mid Cap Value Portfolio (Class I)	ING VP Strategic Allocation Moderate Portfolio
	ING Solution 2015 Portfolio (S Class) (7)	(Class I)
ING American Century Large Company Value
Portfolio (S Class)	ING Solution 2025 Portfolio (S Class) (7)	ING VP Value Opportunity Portfolio (Class I)
	ING Solution 2035 Portfolio (S Class) (7)	ING Wells Fargo Disciplined Value Portfolio
ING American Century Small-Mid Cap Value		(Class S)(4)
Portfolio (S Class)	ING Solution 2045 Portfolio (S Class) (7)
	ING Solution Income Portfolio (S Class) (7)	ING Wells Fargo Small Cap Disciplined
ING Baron Asset Portfolio (S Class)		Portfolio (Class S)
ING Baron Small Cap Growth Portfolio	ING Stock Index Portfolio (Class I)
(S Class)	ING T. Rowe Price Capital Appreciation	LKCM Aquinas Growth Fund (1)(3)
	Portfolio (Class S)	Lazard Mid Cap Portfolio(1)(8)
ING BlackRock Large Cap Growth Portfolio
(Class I)	ING T. Rowe Price Diversified Mid Cap Growth	Lord Abbett Series Fund - Growth and Income
ING Columbia Small Cap Value II Portfolio	Portfolio (I Class)	Portfolio (Class VC)
(S Class)	ING T. Rowe Price Equity Income Portfolio	Lord Abbett Series Fund - Mid-Cap Value
ING Davis Venture Value Portfolio (S Class)	(Class S)	Portfolio (Class VC)
ING Evergreen Health Sciences Portfolio	ING T. Rowe Price Growth Equity Portfolio	Neuberger Berman Socially Responsive Fund®
(Class S)	(I Class)	(Trust Class) (1)
	ING Templeton Foreign Equity Portfolio	New Perspective Fund® (Class R-4)(1)
ING FMRSM Diversified Mid Cap Portfolio	(S Class)
(Class S)**		OpCap Mid Cap Portfolio (8)
ING FMRSM Large Cap Growth Portfolio	ING Templeton Global Growth Portfolio	Oppenheimer Developing Markets Fund
(Class I)** (4)	(Class S)	(Class A) (1)(2)

ING Fundamental Research Portfolio (S Class)	ING Thornburg Value Portfolio (I Class) (4)	Oppenheimer Main Street Small Cap Fund ® /VA
ING GET U.S. Core Portfolio(5)	ING UBS U.S. Large Cap Equity Portfolio	Pax World Balanced Fund (Individual Investor
	(I Class)	Class)(1)
ING Global Resources Portfolio (Class S)
ING JPMorgan Emerging Markets Equity	ING UBS U.S. Small Cap Growth Portfolio	PIMCO VIT Real Return Portfolio
Portfolio (Class S)	(S Class)	(Administrative Class)
ING JPMorgan International Portfolio (I Class)	ING Van Kampen Comstock Portfolio (S Class)	Pioneer Emerging Markets VCT Portfolio
	ING Van Kampen Equity and Income Portfolio	(Class I)(8)
ING JPMorgan Mid Cap Value Portfolio
(S Class)	(I Class)	Pioneer Equity Income VCT Portfolio (Class I)
ING JPMorgan Small Cap Core Equity Portfolio	ING Van Kampen Growth and Income Portfolio	Pioneer Fund VCT Portfolio (Class I)
(Class S)(4)	(Class S)	Pioneer High Yield VCT Portfolio (Class I)
ING JPMorgan Value Opportunities Portfolio	ING Van Kampen Real Estate Portfolio (Class S)	Pioneer Mid Cap Value VCT Portfolio (Class I)
(Class S)	ING VP Balanced Portfolio, Inc. (Class I)	Templeton Global Bond Fund (Class A) (1)
	ING VP Financial Services Portfolio (Class I)	The Growth Fund of America® (Class R-4) (1)
ING Julius Baer Foreign Portfolio (Class S)
ING Legg Mason Partners Aggressive Growth	ING VP Global Science and Technology	Wanger International Small Cap(8)
Portfolio (I Class)	Portfolio (Class I)	Wanger Select
ING Legg Mason Partners Large Cap Growth	ING VP Growth and Income Portfolio (Class I)	Wanger U.S. Smaller Companies
Portfolio (I Class)	ING VP Growth Portfolio (Class I)	Washington Mutual Investors FundSM (Class
R-4) (1)
ING Legg Mason Value Portfolio (Class S)
*	The following funds are only available to a limited number of participants who did not participate in the fund substitution during April, 2005: Janus Aspen
Balanced Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Worldwide Growth
Portfolio, Oppenheimer Global Securities Fund/VA and Oppenheimer Strategic Bond Fund/VA.
**	FMR is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds” in the prospectus.
(2)	These funds are only available to plans offering the funds prior to certain dates as follows: American Century® Income & Growth Fund - prior to May 1, 2002;
Evergreen Special Values Fund - prior to September 1, 2005; Fidelity® VIP Overseas Portfolio - prior to May 1, 2004; and Oppenheimer Developing Markets
Fund - prior to March 6, 2006.
(3)	This fund has changed its name to the name listed above. See Appendix V in the prospectus for a complete list of former and current fund names.
(4)	This fund is not available for all plans. Availability is subject to Company and/or plan sponsor approval.
(5)	The ING GET U.S. Core Portfolio is not currently available for investment.
(6)	This fund is scheduled to be available on May 11, 2007.
(7)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” in the prospectus for additional information.
(8)	This fund is scheduled to be available on May 7, 2007.
A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.
3

                                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation.
ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford,
Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your
Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2006, 2005 and 2004 amounted to approximately $43,390,180.16, $36,978,063.93, and
$33,938,738.36, respectively. These amounts reflect approximate compensation paid to ING Financial
Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and
Annuity Company.

                                                    INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income
Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity
Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted,
Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per
$1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity
Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of
$273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable

5

Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

6

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2006
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2006

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:	Fidelity® Variable Insurance Products II:
AIM Mid Cap Core Equity Fund - Class A	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
AIM Small Cap Growth Fund - Class A	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM Investment Funds:	Fidelity® VIP Index 500 Portfolio - Initial Class
AIM Global Health Care Fund - Investor Class	Fidelity® Variable Insurance Products III:
AIM Variable Insurance Funds:	Fidelity® VIP Mid Cap Portfolio - Initial Class
AIM V.I. Capital Appreciation Fund - Series I Shares	Franklin Mutual Series Fund, Inc.:
AIM V.I. Core Equity Fund - Series I Shares	Mutual Discovery Fund - Class R
AIM V.I. Growth Fund - Series I Shares	Franklin Strategic Series:
AIM V.I. Premier Equity Fund - Series I Shares	Franklin Small-Mid Cap Growth Fund - Class A
AllianceBernstein Growth and Income Fund, Inc.:	Franklin Templeton Variable Insurance Products Trust:
AllianceBernstein Growth and Income Fund, Inc. - Class A	Franklin Small Cap Value Securities Fund - Class 2
AllianceBernstein Variable Products Series Fund, Inc.:	ING Equity Trust:
AllianceBernstein Growth and Income Portfolio - Class A	ING Financial Services Fund - Class A
Allianz Funds:	ING Real Estate Fund - Class A
Allianz NFJ Small-Cap Value - Class A	ING Funds Trust:
American Balanced Fund®, Inc.:	ING GNMA Income Fund - Class A
American Balanced Fund® - Class R-3	ING Intermediate Bond Fund - Class A
American Century Quantitative Equity Funds, Inc.:	ING GET Fund:
American Century Income & Growth Fund - Advisor Class	ING GET Fund - Series L
Ariel Investment Trust:	ING GET Fund - Series Q
Ariel Appreciation Fund	ING GET Fund - Series S
Ariel Fund	ING Investors Trust:
Baron Investment Funds Trust:	ING AllianceBernstein Mid Cap Growth Portfolio - Service
Baron Asset Fund	Class
Baron Growth Fund	ING BlackRock Large Cap Growth Portfolio - Service Class
Calvert Variable Series, Inc.:	ING Evergreen Health Sciences Portfolio - Service Class
Calvert Social Balanced Portfolio	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Capital One Funds:	ING FMRSM Large Cap Growth Portfolio - Institutional Class
Capital One Mid Cap Equity Fund - Class A	ING JPMorgan Emerging Markets Equity
DWS Institutional Funds:	Portfolio - Adviser Class
DWS Equity 500 Index Fund - Class S	ING JPMorgan Emerging Markets Equity
EuroPacific Growth Fund®:	Portfolio - Institutional Class
EuroPacific Growth Fund® - Class R-3	ING JPMorgan Emerging Markets Equity
EuroPacific Growth Fund® - Class R-4	Portfolio - Service Class
Evergreen Equity Trust:	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Evergreen Special Values Fund - Class A	ING JPMorgan Value Opportunities
Fidelity® Advisor Series I:	Portfolio - Institutional Class
Fidelity® Advisor Mid Cap Fund - Class T	ING JPMorgan Value Opportunities Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Julius Baer Foreign Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Legg Mason Partners All Cap Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Legg Mason Value Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Marsico International Opportunities	ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	Portfolio - Initial Class
ING MFS Total Return Portfolio - Adviser Class	ING Legg Mason Partners Aggressive Growth
ING MFS Total Return Portfolio - Institutional Class	Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Legg Mason Partners Large Cap Growth
ING MFS Utilities Portfolio - Service Class	Portfolio - Adviser Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Legg Mason Partners Large Cap Growth
ING PIMCO High Yield Portfolio - Institutional Class	Portfolio - Initial Class
ING PIMCO High Yield Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class	ING Neuberger Berman Regency Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service	ING Oppenheimer Strategic Income Portfolio - Adviser Class
Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING PIMCO Total Return Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Templeton Global Growth Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Initial Class
ING Templeton Global Growth Portfolio - Service Class	ING Pioneer High Yield Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class
ING Van Kampen Growth and Income Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Institutional Class	ING Solution 2025 Portfolio - Adviser Class
ING Van Kampen Real Estate Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class
ING Mutual Funds:	ING Solution 2045 Portfolio - Service Class
ING International Fund - Class Q	ING Solution Income Portfolio - Adviser Class
ING International SmallCap Fund - Class A	ING Solution Income Portfolio - Service Class
ING Partners, Inc.:	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Large Company Value	Portfolio - Adviser Class
Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Large Company Value	Portfolio - Initial Class
Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Select Portfolio - Initial Class	Portfolio - Service Class
ING American Century Select Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Adviser Class
ING American Century Small-Mid Cap Value	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Templeton Foreign Equity Portfolio - Service Class
Portfolio - Service Class	ING Thornburg Value Portfolio - Adviser Class
ING Baron Asset Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Adviser Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class	ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Adviser Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Fundamental Research Portfolio - Adviser Class	ING Van Kampen Equity and Income Portfolio - Adviser Class
ING Fundamental Research Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class
ING Goldman Sachs® Structured Equity	ING Strategic Allocation Portfolios, Inc.:
Portfolio - Adviser Class	ING VP Strategic Allocation Conservative Portfolio - Class I
ING JPMorgan International Portfolio - Adviser Class	ING VP Strategic Allocation Growth Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING VP Strategic Allocation Moderate Portfolio - Class I
ING JPMorgan International Portfolio - Service Class	ING Variable Funds:
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING VP Growth and Income Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class

ING Variable Insurance Trust:	Lord Abbett Mid Cap Value Fund, Inc.:
ING GET U.S. Core Portfolio - Series 1	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 2	Lord Abbett Research Fund, Inc.:
ING GET U.S. Core Portfolio - Series 3	Lord Abbett Small-Cap Value Fund - Class A
ING GET U.S. Core Portfolio - Series 5	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 6	Lord Abbett Series Fund - Growth and Income
ING GET U.S. Core Portfolio - Series 7	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 9	Massachusetts Investors Growth Stock Fund:
ING GET U.S. Core Portfolio - Series 10	Massachusetts Investors Growth Stock Fund - Class A
ING GET U.S. Core Portfolio - Series 11	MFS® Variable Insurance TrustSM:
ING Variable Portfolios, Inc.:	MFS® Total Return Series - Initial Class
ING VP Global Science and Technology Portfolio - Class I	Moderate Allocation Portfolio:
ING VP Growth Portfolio - Class I	Moderate Allocation Portfolio
ING VP Index Plus LargeCap Portfolio - Class I	Neuberger Berman Equity Funds®:
ING VP Index Plus LargeCap Portfolio - Class S	Neuberger Berman Socially Responsive Fund® - Trust Class
ING VP Index Plus MidCap Portfolio - Class I	New Perspective Fund®, Inc.:
ING VP Index Plus MidCap Portfolio - Class S	New Perspective Fund®, Inc. - Class R-3
ING VP Index Plus SmallCap Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING VP Index Plus SmallCap Portfolio - Class S	Oppenheimer Capital Appreciation Fund:
ING VP International Equity Portfolio - Class I	Oppenheimer Capital Appreciation Fund - Class A
ING VP International Equity Portfolio - Class S	Oppenheimer Developing Markets Fund:
ING VP Small Company Portfolio - Class I	Oppenheimer Developing Markets Fund - Class A
ING VP Small Company Portfolio - Class S	Oppenheimer Global Fund:
ING VP Value Opportunity Portfolio - Class I	Oppenheimer Global Fund - Class A
ING Variable Products Trust:	Oppenheimer Main Street Funds®, Inc.:
ING VP Financial Services Portfolio - Class I	Oppenheimer Main Street Fund® - Class A
ING VP International Value Portfolio - Class I	Oppenheimer Variable Account Funds:
ING VP International Value Portfolio - Class S	Oppenheimer Aggressive Growth Fund/VA
ING VP MidCap Opportunities Portfolio - Class I	Oppenheimer Global Securities/VA
ING VP MidCap Opportunities Portfolio - Class S	Oppenheimer Main Street Fund®/VA
ING VP Real Estate Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING VP SmallCap Opportunities Portfolio - Class I	Oppenheimer Strategic Bond Fund/VA
ING VP SmallCap Opportunities Portfolio - Class S	Pax World Balanced Fund, Inc.:
ING VP Balanced Portfolio, Inc.:	Pax World Balanced Fund, Inc.
ING VP Balanced Portfolio - Class I	PIMCO Variable Insurance Trust:
ING VP Intermediate Bond Portfolio:	PIMCO Real Return Portfolio - Administrative Class
ING VP Intermediate Bond Portfolio - Class I	Pioneer Fund:
ING VP Intermediate Bond Portfolio - Class S	Pioneer Fund - Class A
ING VP Money Market Portfolio:	Pioneer High Yield Fund:
ING VP Money Market Portfolio - Class I	Pioneer High Yield Fund - Class A
ING VP Natural Resources Trust:	Pioneer Variable Contracts Trust:
ING VP Natural Resources Trust	Pioneer Equity Income VCT Portfolio - Class I
Janus Adviser Series:	Pioneer Fund VCT Portfolio - Class I
Janus Adviser Balanced Fund - Class S	Pioneer High Yield VCT Portfolio - Class I
Janus Aspen Series:	Pioneer Mid Cap Value VCT Portfolio - Class I
Janus Aspen Series Balanced Portfolio - Institutional Shares	T. Rowe Price Mid-Cap Value Fund, Inc.:
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	T. Rowe Price Mid-Cap Value Fund - R Class
Janus Aspen Series Large Cap Growth	T. Rowe Price Value Fund, Inc.:
Portfolio - Institutional Shares	T. Rowe Price Value Fund - Advisor Class
Janus Aspen Series Mid Cap Growth	Templeton Funds, Inc.:
Portfolio - Institutional Shares	Templeton Foreign Fund - Class A
Janus Aspen Series Worldwide Growth	Templeton Growth Fund, Inc.:
Portfolio - Institutional Shares	Templeton Growth Fund, Inc. - Class A
Legg Mason Value Trust, Inc.:	Templeton Income Trust:
Legg Mason Value Trust, Inc. - Primary Class	Templeton Global Bond Fund - Class A
LKCM Funds:	The Growth Fund of America®, Inc.:
LKCM Aquinas Growth Fund	The Growth Fund of America® - Class R-3
Lord Abbett Affiliated Fund, Inc.:	The Growth Fund of America® - Class R-4
Lord Abbett Affiliated Fund - Class A

The Income Fund of America®, Inc.:	Wanger Advisors Trust:
The Income Fund of America® - Class R-3	Wanger Select
UBS Funds:	Wanger U.S. Smaller Companies
UBS U.S. Small Cap Growth Fund - Class A	Washington Mutual Investors FundSM, Inc.:
Vanguard® Variable Insurance Fund:	Washington Mutual Investors FundSM, Inc. - Class R-3
Diversified Value Portfolio	Washington Mutual Investors FundSM, Inc. - Class R-4
Equity Income Portfolio	Wells Fargo Funds Trust:
Small Company Growth Portfolio	Wells Fargo Advantage Small Cap Value Fund - Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 23, 2007

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares

Assets
Investments in mutual funds
at fair value	$ 234	$ 17	$ 114	$ 32,998	$ 49,722
Total assets	234	17	114	32,998	49,722

Liabilities
Payable to related parties	-	-	-	2	3
Total liabilities	-	-	-	2	3
Net assets	$ 234	$ 17	$ 114	$ 32,996	$ 49,719

Net assets
Accumulation units	$ 234	$ 17	$ 114	$ 32,931	$ 49,702
Contracts in payout (annuitization)	-	-	-	65	17
Total net assets	$ 234	$ 17	$ 114	$ 32,996	$ 49,719

Total number of mutual fund shares	8,989	595	3,996	1,258,518	1,826,661

Cost of mutual fund shares	$ 258	$ 17	$ 122	$ 29,274	$ 41,142

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

American
				American	Century
	AllianceBernstein	AllianceBernstein	Allianz NFJ	Balanced	Income &
	Growth and Income	Growth and Income	Small-Cap	Fund® - Class	Growth Fund -
	Fund, Inc. - Class A	Portfolio - Class A	Value - Class A	R-3	Advisor Class

Assets
Investments in mutual funds
at fair value	$ 65	$ 557	$ 477	$ 5,014	$ 5,990
Total assets	65	557	477	5,014	5,990

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 65	$ 557	$ 477	$ 5,014	$ 5,990

Net assets
Accumulation units	$ 65	$ 557	$ 477	$ 5,014	$ 5,990
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 65	$ 557	$ 477	$ 5,014	$ 5,990

Total number of mutual fund shares	14,739	20,493	15,277	264,463	180,041

Cost of mutual fund shares	$ 58	$ 506	$ 461	$ 4,754	$ 5,416

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Ariel				Calvert Social
	Appreciation		Baron Asset	Baron Growth	Balanced
	Fund	Ariel Fund	Fund	Fund	Portfolio

Assets
Investments in mutual funds
at fair value	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,401
Total assets	629	660	1,029	1,434	65,401

Liabilities
Payable to related parties	-	-	-	-	4
Total liabilities	-	-	-	-	4
Net assets	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,397

Net assets
Accumulation units	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,282
Contracts in payout (annuitization)	-	-	-	-	115
Total net assets	$ 629	$ 660	$ 1,029	$ 1,434	$ 65,397

Total number of mutual fund shares	13,022	12,731	17,214	28,745	32,217,096

Cost of mutual fund shares	$ 607	$ 667	$ 985	$ 1,330	$ 61,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Capital One
	Mid Cap	DWS Equity	EuroPacific	EuroPacific	Evergreen
	Equity Fund -	500 Index Fund	Growth Fund®	Growth Fund®	Special Values
	Class A	- Class S	- Class R-3	- Class R-4	Fund - Class A

Assets
Investments in mutual funds
at fair value	$ 96	$ 167	$ 3,767	$ 141,238	$ 105,940
Total assets	96	167	3,767	141,238	105,940

Liabilities
Payable to related parties	-	-	-	8	6
Total liabilities	-	-	-	8	6
Net assets	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934

Net assets
Accumulation units	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 96	$ 167	$ 3,767	$ 141,230	$ 105,934

Total number of mutual fund shares	5,625	1,052	82,066	3,071,724	3,870,663

Cost of mutual fund shares	$ 99	$ 150	$ 3,434	$ 125,631	$ 102,981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Fidelity®	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Advisor Mid	Equity-Income	Growth	High Income	Overseas
	Cap Fund -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class T	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 694	$ 455,757	$ 295,839	$ 7,752	$ 51,713
Total assets	694	455,757	295,839	7,752	51,713

Liabilities
Payable to related parties	-	26	17	-	3
Total liabilities	-	26	17	-	3
Net assets	$ 694	$ 455,731	$ 295,822	$ 7,752	$ 51,710

Net assets
Accumulation units	$ 694	$ 450,867	$ 295,589	$ 7,665	$ 51,710
Contracts in payout (annuitization)	-	4,864	233	87	-
Total net assets	$ 694	$ 455,731	$ 295,822	$ 7,752	$ 51,710

Total number of mutual fund shares	27,859	17,395,319	8,247,526	1,220,758	2,157,397

Cost of mutual fund shares	$ 662	$ 399,254	$ 316,563	$ 7,895	$ 39,322

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	ManagerSM	Contrafund®	Index 500	Mid Cap	Mutual
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Discovery Fund
	Initial Class	Initial Class	Initial Class	Initial Class	- Class R

Assets
Investments in mutual funds
at fair value	$ 18,361	$ 1,176,647	$ 128,852	$ 5,451	$ 1,438
Total assets	18,361	1,176,647	128,852	5,451	1,438

Liabilities
Payable to related parties	1	65	7	-	-
Total liabilities	1	65	7	-	-
Net assets	$ 18,360	$ 1,176,582	$ 128,845	$ 5,451	$ 1,438

Net assets
Accumulation units	$ 18,360	$ 1,168,093	$ 128,845	$ 5,451	$ 1,438
Contracts in payout (annuitization)	-	8,489	-	-	-
Total net assets	$ 18,360	$ 1,176,582	$ 128,845	$ 5,451	$ 1,438

Total number of mutual fund shares	1,168,725	37,389,483	798,540	156,783	48,025

Cost of mutual fund shares	$ 16,683	$ 925,833	$ 103,921	$ 5,223	$ 1,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Franklin Small-	Franklin Small
	Mid Cap	Cap Value	ING Financial	ING Real	ING GNMA
	Growth Fund -	Securities Fund	Services Fund -	Estate Fund -	Income Fund -
	Class A	- Class 2	Class A	Class A	Class A

Assets
Investments in mutual funds
at fair value	$ 556	$ 88,526	$ 84	$ 2,373	$ 973
Total assets	556	88,526	84	2,373	973

Liabilities
Payable to related parties	-	5	-	-	-
Total liabilities	-	5	-	-	-
Net assets	$ 556	$ 88,521	$ 84	$ 2,373	$ 973

Net assets
Accumulation units	$ 556	$ 87,354	$ 84	$ 2,373	$ 973
Contracts in payout (annuitization)	-	1,167	-	-	-
Total net assets	$ 556	$ 88,521	$ 84	$ 2,373	$ 973

Total number of mutual fund shares	14,724	4,711,314	3,494	125,266	117,088

Cost of mutual fund shares	$ 547	$ 73,785	$ 81	$ 2,069	$ 983

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING	ING BlackRock
	ING			AllianceBernstein	Large Cap
	Intermediate			Mid Cap Growth	Growth
	Bond Fund -	ING GET Fund	ING GET Fund	Portfolio - Service	Portfolio -
	Class A	- Series Q	- Series S	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,633	$ 2,909	$ 10,254	$ 3,286	$ -
Total assets	1,633	2,909	10,254	3,286	-

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 1,633	$ 2,909	$ 10,253	$ 3,286	$ -

Net assets
Accumulation units	$ 1,633	$ 2,909	$ 10,253	$ 3,286	$ -
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,633	$ 2,909	$ 10,253	$ 3,286	$ -

Total number of mutual fund shares	160,265	284,045	988,809	193,961	2

Cost of mutual fund shares	$ 1,649	$ 2,847	$ 9,932	$ 3,831	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING FMRSM		ING JPMorgan
			Large Cap	ING JPMorgan	Emerging
	ING Evergreen	ING FMRSM	Growth	Emerging	Markets Equity
	Health Sciences	Diversified Mid	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Cap Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Adviser Class	Class

Assets
Investments in mutual funds
at fair value	$ 4,440	$ 14,605	$ 162	$ 57	$ 29,173
Total assets	4,440	14,605	162	57	29,173

Liabilities
Payable to related parties	-	1	-	-	2
Total liabilities	-	1	-	-	2
Net assets	$ 4,440	$ 14,604	$ 162	$ 57	$ 29,171

Net assets
Accumulation units	$ 4,440	$ 14,604	$ 162	$ 57	$ 29,171
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,440	$ 14,604	$ 162	$ 57	$ 29,171

Total number of mutual fund shares	364,817	1,091,568	14,882	2,939	1,487,665

Cost of mutual fund shares	$ 4,108	$ 14,520	$ 159	$ 51	$ 23,544

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING JPMorgan
	ING JPMorgan	ING JPMorgan	Value	ING JPMorgan
	Emerging	Small Cap Core Opportunities		Value	ING Julius
	Markets Equity	Equity	Portfolio -	Opportunities	Baer Foreign
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 21,611	$ 1,643	$ 26	$ 824	$ 30,168
Total assets	21,611	1,643	26	824	30,168

Liabilities
Payable to related parties	1	-	-	-	2
Total liabilities	1	-	-	-	2
Net assets	$ 21,610	$ 1,643	$ 26	$ 824	$ 30,166

Net assets
Accumulation units	$ 21,610	$ 1,643	$ 26	$ 824	$ 30,166
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 21,610	$ 1,643	$ 26	$ 824	$ 30,166

Total number of mutual fund shares	1,103,752	115,478	2,017	64,924	1,788,291

Cost of mutual fund shares	$ 18,552	$ 1,605	$ 25	$ 788	$ 25,798

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING Lord
	ING Legg		Abbett		ING Marsico
	Mason	ING Legg	Affiliated	ING Marsico	International
	Partners All	Mason Value	Portfolio -	Growth	Opportunities
	Cap Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 35	$ 3,415	$ 1,068	$ 2,747	$ 7,306
Total assets	35	3,415	1,068	2,747	7,306

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 35	$ 3,415	$ 1,068	$ 2,747	$ 7,306

Net assets
Accumulation units	$ 35	$ 3,415	$ 1,043	$ 2,747	$ 7,306
Contracts in payout (annuitization)	-	-	25	-	-
Total net assets	$ 35	$ 3,415	$ 1,068	$ 2,747	$ 7,306

Total number of mutual fund shares	2,286	303,330	84,236	165,676	478,169

Cost of mutual fund shares	$ 33	$ 3,179	$ 1,016	$ 2,588	$ 6,488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING MFS Total			ING
	ING MFS Total	Return	ING MFS Total	ING MFS	Oppenheimer
	Return	Portfolio -	Return	Utilities	Main Street
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio® -
	Adviser Class	Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 45	$ 269	$ 36,561	$ 13,023	$ 825
Total assets	45	269	36,561	13,023	825

Liabilities
Payable to related parties	-	-	2	1	-
Total liabilities	-	-	2	1	-
Net assets	$ 45	$ 269	$ 36,559	$ 13,022	$ 825

Net assets
Accumulation units	$ 45	$ 269	$ 36,559	$ 13,022	$ 825
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 45	$ 269	$ 36,559	$ 13,022	$ 825

Total number of mutual fund shares	2,388	14,128	1,924,255	894,453	41,586

Cost of mutual fund shares	$ 43	$ 255	$ 35,177	$ 11,505	$ 763

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING PIMCO				ING Pioneer
	High Yield	ING PIMCO	ING Pioneer		Mid Cap Value
	Portfolio -	High Yield	Fund Portfolio	ING Pioneer	Portfolio -
	Institutional	Portfolio -	- Institutional	Fund Portfolio	Institutional
	Class	Service Class	Class	- Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 247	$ 5,070	$ 2,509	$ 25	$ 783
Total assets	247	5,070	2,509	25	783

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 247	$ 5,070	$ 2,509	$ 25	$ 783

Net assets
Accumulation units	$ 247	$ 5,070	$ 2,466	$ 25	$ 766
Contracts in payout (annuitization)	-	-	43	-	17
Total net assets	$ 247	$ 5,070	$ 2,509	$ 25	$ 783

Total number of mutual fund shares	23,953	491,266	194,203	1,925	63,404

Cost of mutual fund shares	$ 243	$ 4,999	$ 2,440	$ 24	$ 750

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity	Price Equity
	Mid Cap Value Index Portfolio		Appreciation	Income	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6	$ 3,625	$ 86,929	$ 215	$ 87,801
Total assets	6	3,625	86,929	215	87,801

Liabilities
Payable to related parties	-	-	5	-	5
Total liabilities	-	-	5	-	5
Net assets	$ 6	$ 3,625	$ 86,924	$ 215	$ 87,796

Net assets
Accumulation units	$ 6	$ 3,625	$ 86,924	$ 215	$ 87,796
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6	$ 3,625	$ 86,924	$ 215	$ 87,796

Total number of mutual fund shares	485	282,078	3,266,793	14,060	5,668,223

Cost of mutual fund shares	$ 6	$ 3,350	$ 82,814	$ 202	$ 76,871

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING Van
	ING Templeton		ING Van	Kampen	ING Van
	Global Growth	ING Templeton	Kampen Equity	Growth and	Kampen Real
	Portfolio -	Global Growth	Growth	Income	Estate Portfolio
	Institutional	Portfolio -	Portfolio -	Portfolio -	- Institutional
	Class	Service Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ -	$ 1,421	$ 14	$ 15,705	$ 754
Total assets	-	1,421	14	15,705	754

Liabilities
Payable to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ -	$ 1,421	$ 14	$ 15,704	$ 754

Net assets
Accumulation units	$ -	$ 1,421	$ 14	$ 15,704	$ -
Contracts in payout (annuitization)	-	-	-	-	754
Total net assets	$ -	$ 1,421	$ 14	$ 15,704	$ 754

Total number of mutual fund shares	5	98,058	1,176	555,551	19,307

Cost of mutual fund shares	$ -	$ 1,325	$ 14	$ 14,916	$ 707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING VP Index
		Plus	ING Wells	ING Wells
	ING Van	International	Fargo Mid Cap	Fargo Small
	Kampen Real	Equity	Disciplined	Cap Disciplined	ING
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	International
	- Service Class	Service Class	Service Class	Service Class	Fund - Class Q

Assets
Investments in mutual funds
at fair value	$ 16,906	$ 2,537	$ 767	$ 1,141	$ 7
Total assets	16,906	2,537	767	1,141	7

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 16,905	$ 2,537	$ 767	$ 1,141	$ 7

Net assets
Accumulation units	$ 16,905	$ 2,537	$ 767	$ 1,141	$ 7
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 16,905	$ 2,537	$ 767	$ 1,141	$ 7

Total number of mutual fund shares	434,704	193,841	43,161	100,184	531

Cost of mutual fund shares	$ 15,708	$ 2,438	$ 718	$ 1,104	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING American	ING American
	ING	Century Large	Century Large	ING American	ING American
	International	Company	Company	Century Select	Century Select
	SmallCap Fund	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Class A	- Adviser Class	- Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 837	$ 9	$ 5,290	$ 131,565	$ -
Total assets	837	9	5,290	131,565	-

Liabilities
Payable to related parties	-	-	-	8	-
Total liabilities	-	-	-	8	-
Net assets	$ 837	$ 9	$ 5,290	$ 131,557	$ -

Net assets
Accumulation units	$ 837	$ 9	$ 5,266	$ 131,278	$ -
Contracts in payout (annuitization)	-	-	24	279	-
Total net assets	$ 837	$ 9	$ 5,290	$ 131,557	$ -

Total number of mutual fund shares	16,273	549	329,598	14,363,034	14

Cost of mutual fund shares	$ 691	$ 8	$ 4,584	$ 125,967	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING American	ING American		ING Baron	ING Baron
	Century Small-	Century Small-		Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	ING Baron	Growth	Growth
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Adviser Class	Service Class	- Service Class	Adviser Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 22	$ 33,828	$ 306	$ 63	$ 91,456
Total assets	22	33,828	306	63	91,456

Liabilities
Payable to related parties	-	2	-	-	5
Total liabilities	-	2	-	-	5
Net assets	$ 22	$ 33,826	$ 306	$ 63	$ 91,451

Net assets
Accumulation units	$ 22	$ 33,324	$ 306	$ 63	$ 90,943
Contracts in payout (annuitization)	-	502	-	-	508
Total net assets	$ 22	$ 33,826	$ 306	$ 63	$ 91,451

Total number of mutual fund shares	1,636	2,503,953	27,568	3,470	4,989,426

Cost of mutual fund shares	$ 20	$ 29,758	$ 293	$ 60	$ 72,615

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Columbia			ING	ING
	Small Cap	ING Davis	ING Fidelity®	Fundamental	Fundamental
	Value II	Venture Value	VIP Mid Cap	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 39	$ 9,469	$ 110	$ 5	$ 1,510
Total assets	39	9,469	110	5	1,510

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 39	$ 9,468	$ 110	$ 5	$ 1,510

Net assets
Accumulation units	$ 39	$ 9,406	$ 110	$ 5	$ 1,510
Contracts in payout (annuitization)	-	62	-	-	-
Total net assets	$ 39	$ 9,468	$ 110	$ 5	$ 1,510

Total number of mutual fund shares	3,877	480,674	7,875	480	150,591

Cost of mutual fund shares	$ 36	$ 8,389	$ 108	$ 5	$ 1,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING Goldman
	ING Goldman	Sachs®
	Sachs® Capital	Structured	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth	Equity	International	International	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,157	$ 2	$ 20	$ 150,212	$ 16
Total assets	2,157	2	20	150,212	16

Liabilities
Payable to related parties	-	-	-	9	-
Total liabilities	-	-	-	9	-
Net assets	$ 2,157	$ 2	$ 20	$ 150,203	$ 16

Net assets
Accumulation units	$ 2,076	$ 2	$ 20	$ 148,489	$ 16
Contracts in payout (annuitization)	81	-	-	1,714	-
Total net assets	$ 2,157	$ 2	$ 20	$ 150,203	$ 16

Total number of mutual fund shares	173,671	137	1,244	9,238,141	959

Cost of mutual fund shares	$ 1,933	$ 2	$ 19	$ 99,304	$ 15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason	Mason	Mason
			Partners	Partners	Partners
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 91	$ 32,580	$ 17	$ 203,819	$ 82
Total assets	91	32,580	17	203,819	82

Liabilities
Payable to related parties	-	2	-	12	-
Total liabilities	-	2	-	12	-
Net assets	$ 91	$ 32,578	$ 17	$ 203,807	$ 82

Net assets
Accumulation units	$ 91	$ 31,593	$ 17	$ 203,615	$ 82
Contracts in payout (annuitization)	-	985	-	192	-
Total net assets	$ 91	$ 32,578	$ 17	$ 203,807	$ 82

Total number of mutual fund shares	5,694	2,014,868	356	4,151,090	1,693

Cost of mutual fund shares	$ 87	$ 28,621	$ 16	$ 208,786	$ 73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Legg	ING Legg
	Mason	Mason	ING Neuberger	ING Neuberger
	Partners Large	Partners Large	Berman	Berman	ING OpCap
	Cap Growth	Cap Growth	Partners	Regency	Balanced Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 33	$ 3,850	$ 232	$ 1	$ 13,498
Total assets	33	3,850	232	1	13,498

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 33	$ 3,850	$ 232	$ 1	$ 13,497

Net assets
Accumulation units	$ 33	$ 3,850	$ 232	$ 1	$ 13,176
Contracts in payout (annuitization)	-	-	-	-	321
Total net assets	$ 33	$ 3,850	$ 232	$ 1	$ 13,497

Total number of mutual fund shares	2,821	322,449	21,278	138	898,098

Cost of mutual fund shares	$ 32	$ 3,626	$ 232	$ 1	$ 11,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING	ING
	ING	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 96	$ 921,383	$ 180	$ 127	$ 112,899
Total assets	96	921,383	180	127	112,899

Liabilities
Payable to related parties	-	53	-	-	6
Total liabilities	-	53	-	-	6
Net assets	$ 96	$ 921,330	$ 180	$ 127	$ 112,893

Net assets
Accumulation units	$ 96	$ 918,715	$ 180	$ 127	$ 111,321
Contracts in payout (annuitization)	-	2,615	-	-	1,572
Total net assets	$ 96	$ 921,330	$ 180	$ 127	$ 112,893

Total number of mutual fund shares	5,914	55,238,778	11,051	11,793	10,453,645

Cost of mutual fund shares	$ 91	$ 673,879	$ 162	$ 122	$ 105,151

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Adviser Class	Service Class	Initial Class	Service Class	Adviser Class

Assets
Investments in mutual funds
at fair value	$ 269	$ 62,927	$ 1,000	$ 6	$ 2,850
Total assets	269	62,927	1,000	6	2,850

Liabilities
Payable to related parties	-	4	-	-	-
Total liabilities	-	4	-	-	-
Net assets	$ 269	$ 62,923	$ 1,000	$ 6	$ 2,850

Net assets
Accumulation units	$ 269	$ 62,205	$ 1,000	$ 6	$ 2,850
Contracts in payout (annuitization)	-	718	-	-	-
Total net assets	$ 269	$ 62,923	$ 1,000	$ 6	$ 2,850

Total number of mutual fund shares	24,390	5,663,956	97,813	612	240,700

Cost of mutual fund shares	$ 264	$ 61,573	$ 986	$ 6	$ 2,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 15,209	$ 4,390	$ 18,184	$ 3,854	$ 12,007
Total assets	15,209	4,390	18,184	3,854	12,007

Liabilities
Payable to related parties	1	-	1	-	1
Total liabilities	1	-	1	-	1
Net assets	$ 15,208	$ 4,390	$ 18,183	$ 3,854	$ 12,006

Net assets
Accumulation units	$ 15,208	$ 4,390	$ 18,183	$ 3,854	$ 12,006
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,208	$ 4,390	$ 18,183	$ 3,854	$ 12,006

Total number of mutual fund shares	1,278,073	357,500	1,473,579	304,647	944,692

Cost of mutual fund shares	$ 14,242	$ 4,133	$ 16,892	$ 3,593	$ 11,098

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING T. Rowe
Price
			ING Solution	ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Income	Cap Growth
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class

Assets
Investments in mutual funds
at fair value	$ 2,250	$ 7,586	$ 1,657	$ 2,746	$ 39
Total assets	2,250	7,586	1,657	2,746	39

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,250	$ 7,586	$ 1,657	$ 2,746	$ 39

Net assets
Accumulation units	$ 2,250	$ 7,586	$ 1,657	$ 2,746	$ 39
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,250	$ 7,586	$ 1,657	$ 2,746	$ 39

Total number of mutual fund shares	172,914	580,822	149,511	246,698	4,340

Cost of mutual fund shares	$ 2,094	$ 7,046	$ 1,620	$ 2,658	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price	Price	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth	Price Growth
	Cap Growth	Cap Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 397,310	$ 425	$ 143	$ 281,547	$ 867
Total assets	397,310	425	143	281,547	867

Liabilities
Payable to related parties	23	-	-	16	-
Total liabilities	23	-	-	16	-
Net assets	$ 397,287	$ 425	$ 143	$ 281,531	$ 867

Net assets
Accumulation units	$ 396,937	$ 425	$ 143	$ 280,428	$ 867
Contracts in payout (annuitization)	350	-	-	1,103	-
Total net assets	$ 397,287	$ 425	$ 143	$ 281,531	$ 867

Total number of mutual fund shares	43,092,153	46,651	2,443	4,743,035	14,739

Cost of mutual fund shares	$ 323,794	$ 394	$ 134	$ 231,875	$ 763

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING	ING	Large Cap	Large Cap
	Foreign Equity	Thornburg	Thornburg	Equity	Equity
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	Service Class	- Adviser Class	- Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 302	$ 54	$ 117,363	$ 135,288	$ 3
Total assets	302	54	117,363	135,288	3

Liabilities
Payable to related parties	-	-	7	8	-
Total liabilities	-	-	7	8	-
Net assets	$ 302	$ 54	$ 117,356	$ 135,280	$ 3

Net assets
Accumulation units	$ 302	$ 54	$ 117,037	$ 133,790	$ 3
Contracts in payout (annuitization)	-	-	319	1,490	-
Total net assets	$ 302	$ 54	$ 117,356	$ 135,280	$ 3

Total number of mutual fund shares	25,121	1,708	3,684,859	12,811,404	308

Cost of mutual fund shares	$ 285	$ 50	$ 113,726	$ 127,636	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Small Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Growth	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 24	$ 151	$ 100,247	$ 21	$ 378,578
Total assets	24	151	100,247	21	378,578

Liabilities
Payable to related parties	-	-	6	-	21
Total liabilities	-	-	6	-	21
Net assets	$ 24	$ 151	$ 100,241	$ 21	$ 378,557

Net assets
Accumulation units	$ 24	$ 151	$ 98,305	$ 21	$ 376,807
Contracts in payout (annuitization)	-	-	1,936	-	1,750
Total net assets	$ 24	$ 151	$ 100,241	$ 21	$ 378,557

Total number of mutual fund shares	2,493	11,431	7,537,365	567	9,840,871

Cost of mutual fund shares	$ 24	$ 146	$ 88,227	$ 21	$ 328,473

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic	ING VP
	Kampen Equity	Allocation	Allocation	Allocation	Growth and
	and Income	Conservative	Growth	Moderate	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 90	$ 39,522	$ 88,597	$ 82,812	$ 1,940,308
Total assets	90	39,522	88,597	82,812	1,940,308

Liabilities
Payable to related parties	-	2	5	5	120
Total liabilities	-	2	5	5	120
Net assets	$ 90	$ 39,520	$ 88,592	$ 82,807	$ 1,940,188

Net assets
Accumulation units	$ 90	$ 38,716	$ 88,134	$ 81,838	$ 1,786,484
Contracts in payout (annuitization)	-	804	458	969	153,704
Total net assets	$ 90	$ 39,520	$ 88,592	$ 82,807	$ 1,940,188

Total number of mutual fund shares	2,352	2,916,726	5,193,230	5,405,489	82,990,091

Cost of mutual fund shares	$ 86	$ 37,345	$ 72,795	$ 72,063	$ 2,245,223

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 1	Series 2	Series 3	Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 995	$ 7,606	$ 27,887	$ 685	$ 3,931
Total assets	995	7,606	27,887	685	3,931

Liabilities
Payable to related parties	-	1	2	-	-
Total liabilities	-	1	2	-	-
Net assets	$ 995	$ 7,605	$ 27,885	$ 685	$ 3,931

Net assets
Accumulation units	$ 995	$ 7,605	$ 27,885	$ 685	$ 3,931
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 995	$ 7,605	$ 27,885	$ 685	$ 3,931

Total number of mutual fund shares	95,680	740,613	2,697,041	62,229	354,769

Cost of mutual fund shares	$ 955	$ 7,396	$ 26,952	$ 623	$ 3,544

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11

Assets
Investments in mutual funds
at fair value	$ 3,556	$ 1,507	$ 168	$ 76	$ 47
Total assets	3,556	1,507	168	76	47

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,556	$ 1,507	$ 168	$ 76	$ 47

Net assets
Accumulation units	$ 3,556	$ 1,507	$ 168	$ 76	$ 47
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,556	$ 1,507	$ 168	$ 76	$ 47

Total number of mutual fund shares	322,942	136,257	15,356	6,940	4,351

Cost of mutual fund shares	$ 3,232	$ 1,363	$ 154	$ 70	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 37,596	$ 67,841	$ 539,483	$ 7	$ 421,751
Total assets	37,596	67,841	539,483	7	421,751

Liabilities
Payable to related parties	2	4	31	-	23
Total liabilities	2	4	31	-	23
Net assets	$ 37,594	$ 67,837	$ 539,452	$ 7	$ 421,728

Net assets
Accumulation units	$ 37,594	$ 67,563	$ 534,224	$ 7	$ 420,287
Contracts in payout (annuitization)	-	274	5,228	-	1,441
Total net assets	$ 37,594	$ 67,837	$ 539,452	$ 7	$ 421,728

Total number of mutual fund shares	8,208,822	6,370,019	30,862,881	408	22,326,679

Cost of mutual fund shares	$ 31,868	$ 64,378	$ 456,021	$ 7	$ 348,098

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING VP	ING VP
	ING VP Index	ING VP Index	ING VP Index	International	International
	Plus MidCap	Plus SmallCap	Plus SmallCap	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S

Assets
Investments in mutual funds
at fair value	$ 43	$ 189,887	$ 52	$ 22,627	$ 18
Total assets	43	189,887	52	22,627	18

Liabilities
Payable to related parties	-	10	-	1	-
Total liabilities	-	10	-	1	-
Net assets	$ 43	$ 189,877	$ 52	$ 22,626	$ 18

Net assets
Accumulation units	$ 43	$ 188,566	$ 52	$ 21,478	$ 18
Contracts in payout (annuitization)	-	1,311	-	1,148	-
Total net assets	$ 43	$ 189,877	$ 52	$ 22,626	$ 18

Total number of mutual fund shares	2,305	10,555,114	2,923	1,841,069	1,486

Cost of mutual fund shares	$ 42	$ 149,715	$ 51	$ 17,747	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING VP
	ING VP Small	ING VP Small	ING VP Value	Financial	ING VP
	Company	Company	Opportunity	Services	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class I	Class S	Class I	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 169,096	$ 11	$ 96,815	$ 3,621	$ 123,760
Total assets	169,096	11	96,815	3,621	123,760

Liabilities
Payable to related parties	9	-	5	-	7
Total liabilities	9	-	5	-	7
Net assets	$ 169,087	$ 11	$ 96,810	$ 3,621	$ 123,753

Net assets
Accumulation units	$ 168,111	$ 11	$ 96,760	$ 3,621	$ 121,652
Contracts in payout (annuitization)	976	-	50	-	2,101
Total net assets	$ 169,087	$ 11	$ 96,810	$ 3,621	$ 123,753

Total number of mutual fund shares	7,792,444	505	6,112,027	271,029	8,110,074

Cost of mutual fund shares	$ 132,772	$ 11	$ 73,613	$ 3,441	$ 102,943

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		ING VP	ING VP		ING VP
	ING VP	MidCap	MidCap		SmallCap
	International	Opportunities	Opportunities	ING VP Real	Opportunities
	Value Portfolio	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	- Class S	Class I	Class S	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 60	$ 6,141	$ 3	$ 86,711	$ 10,191
Total assets	60	6,141	3	86,711	10,191

Liabilities
Payable to related parties	-	-	-	5	-
Total liabilities	-	-	-	5	-
Net assets	$ 60	$ 6,141	$ 3	$ 86,706	$ 10,191

Net assets
Accumulation units	$ 60	$ 6,141	$ 3	$ 86,706	$ 10,191
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 60	$ 6,141	$ 3	$ 86,706	$ 10,191

Total number of mutual fund shares	3,909	752,537	338	4,419,530	510,293

Cost of mutual fund shares	$ 57	$ 5,334	$ 3	$ 66,083	$ 8,867

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	ING VP
	SmallCap	ING VP	ING VP	ING VP	ING VP Money
	Opportunities	Balanced	Intermediate	Intermediate	Market
	Portfolio -	Portfolio -	Bond Portfolio	Bond Portfolio	Portfolio -
	Class S	Class I	- Class I	- Class S	Class I

Assets
Investments in mutual funds
at fair value	$ 10	$ 588,400	$ 400,169	$ 12	$ 362,788
Total assets	10	588,400	400,169	12	362,788

Liabilities
Payable to related parties	-	36	23	-	16
Total liabilities	-	36	23	-	16
Net assets	$ 10	$ 588,364	$ 400,146	$ 12	$ 362,772

Net assets
Accumulation units	$ 10	$ 560,088	$ 393,348	$ 12	$ 361,458
Contracts in payout (annuitization)	-	28,276	6,798	-	1,314
Total net assets	$ 10	$ 588,364	$ 400,146	$ 12	$ 362,772

Total number of mutual fund shares	494	40,163,808	30,877,209	931	27,079,995

Cost of mutual fund shares	$ 10	$ 556,595	$ 416,123	$ 12	$ 352,655

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Janus Aspen
			Janus Aspen	Janus Aspen	Series Large
	ING VP		Series Balanced	Series Flexible	Cap Growth
	Natural	Janus Adviser	Portfolio -	Bond Portfolio	Portfolio -
	Resources	Balanced Fund	Institutional	- Institutional	Institutional
	Trust	- Class S	Shares	Shares	Shares

Assets
Investments in mutual funds
at fair value	$ 72,985	$ 1	$ 394	$ 114	$ 148
Total assets	72,985	1	394	114	148

Liabilities
Payable to related parties	4	-	-	-	-
Total liabilities	4	-	-	-	-
Net assets	$ 72,981	$ 1	$ 394	$ 114	$ 148

Net assets
Accumulation units	$ 72,981	$ 1	$ 394	$ 114	$ 148
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 72,981	$ 1	$ 394	$ 114	$ 148

Total number of mutual fund shares	2,717,245	23	14,132	10,172	6,409

Cost of mutual fund shares	$ 65,279	$ 1	$ 355	$ 118	$ 127

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Mid Cap	Worldwide
	Growth	Growth	Legg Mason
	Portfolio -	Portfolio -	Value Trust,	LKCM	Lord Abbett
	Institutional	Institutional	Inc. - Primary	Aquinas	Affiliated Fund
	Shares	Shares	Class	Growth Fund	- Class A

Assets
Investments in mutual funds
at fair value	$ 466	$ 353	$ 1,514	$ 183	$ 1,244
Total assets	466	353	1,514	183	1,244

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 466	$ 353	$ 1,514	$ 183	$ 1,244

Net assets
Accumulation units	$ 466	$ 353	$ 1,514	$ 183	$ 1,244
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 466	$ 353	$ 1,514	$ 183	$ 1,244

Total number of mutual fund shares	14,136	10,865	20,826	11,851	81,400

Cost of mutual fund shares	$ 397	$ 307	$ 1,304	$ 166	$ 1,192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			Lord Abbett
			Series Fund -	Lord Abbett
	Lord Abbett	Lord Abbett	Growth and	Series Fund -	Massachusetts
	Mid-Cap Value	Small-Cap	Income	Mid-Cap Value	Investors
	Fund, Inc. -	Value Fund -	Portfolio -	Portfolio -	Growth Stock
	Class A	Class A	Class VC	Class VC	Fund - Class A

Assets
Investments in mutual funds
at fair value	$ 1,081	$ 1,379	$ 142,223	$ 156,243	$ 596
Total assets	1,081	1,379	142,223	156,243	596

Liabilities
Payable to related parties	-	-	8	9	-
Total liabilities	-	-	8	9	-
Net assets	$ 1,081	$ 1,379	$ 142,215	$ 156,234	$ 596

Net assets
Accumulation units	$ 1,081	$ 1,379	$ 140,790	$ 155,036	$ 596
Contracts in payout (annuitization)	-	-	1,425	1,198	-
Total net assets	$ 1,081	$ 1,379	$ 142,215	$ 156,234	$ 596

Total number of mutual fund shares	48,244	46,462	4,847,422	7,173,678	43,213

Cost of mutual fund shares	$ 1,090	$ 1,347	$ 120,443	$ 142,265	$ 531

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Neuberger
Berman
			Socially	New	New
	MFS® Total	Moderate	Responsive	Perspective	Perspective
	Return Series -	Allocation	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Initial Class	Portfolio	Class	Class R-3	Class R-4

Assets
Investments in mutual funds
at fair value	$ 81,025	$ 25	$ 519	$ 1,204	$ 27,927
Total assets	81,025	25	519	1,204	27,927

Liabilities
Payable to related parties	5	-	-	-	2
Total liabilities	5	-	-	-	2
Net assets	$ 81,020	$ 25	$ 519	$ 1,204	$ 27,925

Net assets
Accumulation units	$ 81,020	$ 25	$ 519	$ 1,204	$ 27,925
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 81,020	$ 25	$ 519	$ 1,204	$ 27,925

Total number of mutual fund shares	3,701,457	1,194	29,132	38,375	885,168

Cost of mutual fund shares	$ 70,813	$ 25	$ 489	$ 1,129	$ 25,555

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer
	Capital	Developing	Oppenheimer	Main Street	Aggressive
	Appreciation	Markets Fund -	Global Fund -	Fund® - Class	Growth
	Fund - Class A	Class A	Class A	A	Fund/VA

Assets
Investments in mutual funds
at fair value	$ 414	$ 163,892	$ 130	$ 175	$ 1
Total assets	414	163,892	130	175	1

Liabilities
Payable to related parties	-	10	-	-	-
Total liabilities	-	10	-	-	-
Net assets	$ 414	$ 163,882	$ 130	$ 175	$ 1

Net assets
Accumulation units	$ 414	$ 163,882	$ 130	$ 175	$ -
Contracts in payout (annuitization)	-	-	-	-	1
Total net assets	$ 414	$ 163,882	$ 130	$ 175	$ 1

Total number of mutual fund shares	8,965	3,977,006	1,767	4,297	27

Cost of mutual fund shares	$ 363	$ 134,370	$ 123	$ 170	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			Oppenheimer
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Pax World
	Global	Main Street	Small Cap	Strategic Bond	Balanced Fund,
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Inc.

Assets
Investments in mutual funds
at fair value	$ 765	$ 123	$ 4,722	$ 128	$ 50,100
Total assets	765	123	4,722	128	50,100

Liabilities
Payable to related parties	-	-	-	-	3
Total liabilities	-	-	-	-	3
Net assets	$ 765	$ 123	$ 4,722	$ 128	$ 50,097

Net assets
Accumulation units	$ 765	$ -	$ 4,722	$ 128	$ 50,097
Contracts in payout (annuitization)	-	123	-	-	-
Total net assets	$ 765	$ 123	$ 4,722	$ 128	$ 50,097

Total number of mutual fund shares	20,802	4,958	246,589	24,410	2,042,385

Cost of mutual fund shares	$ 656	$ 106	$ 4,502	$ 122	$ 47,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	PIMCO Real
	Return			Pioneer Equity
	Portfolio -		Pioneer High	Income VCT	Pioneer Fund
	Administrative	Pioneer Fund -	Yield Fund -	Portfolio -	VCT Portfolio -
	Class	Class A	Class A	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 25,437	$ 46	$ 1,880	$ 119,314	$ 9,713
Total assets	25,437	46	1,880	119,314	9,713

Liabilities
Payable to related parties	1	-	-	7	-
Total liabilities	1	-	-	7	-
Net assets	$ 25,436	$ 46	$ 1,880	$ 119,307	$ 9,713

Net assets
Accumulation units	$ 25,436	$ 46	$ 1,880	$ 116,312	$ 9,514
Contracts in payout (annuitization)	-	-	-	2,995	199
Total net assets	$ 25,436	$ 46	$ 1,880	$ 119,307	$ 9,713

Total number of mutual fund shares	2,130,408	948	173,773	4,785,979	391,644

Cost of mutual fund shares	$ 27,051	$ 44	$ 1,923	$ 102,238	$ 8,543

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

	Pioneer High	Pioneer Mid
	Yield VCT	Cap Value	T. Rowe Price	T. Rowe Price	Templeton
	Portfolio -	VCT Portfolio -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class I	Class I	Fund - R Class	Advisor Class	Class A

Assets
Investments in mutual funds
at fair value	$ 12,298	$ 81,311	$ 1,010	$ 30	$ 876
Total assets	12,298	81,311	1,010	30	876

Liabilities
Payable to related parties	1	5	-	-	-
Total liabilities	1	5	-	-	-
Net assets	$ 12,297	$ 81,306	$ 1,010	$ 30	$ 876

Net assets
Accumulation units	$ 12,297	$ 80,187	$ 1,010	$ 30	$ 876
Contracts in payout (annuitization)	-	1,119	-	-	-
Total net assets	$ 12,297	$ 81,306	$ 1,010	$ 30	$ 876

Total number of mutual fund shares	1,116,995	4,001,543	40,234	1,127	64,238

Cost of mutual fund shares	$ 12,283	$ 87,253	$ 929	$ 28	$ 783

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

			The Growth	The Growth	The Income
	Templeton	Templeton	Fund of	Fund of	Fund of
	Growth Fund,	Global Bond	America® -	America® -	America® -
	Inc. - Class A	Fund - Class A	Class R-3	Class R-4	Class R-3

Assets
Investments in mutual funds
at fair value	$ 693	$ 33,056	$ 7,813	$ 196,595	$ 1,032
Total assets	693	33,056	7,813	196,595	1,032

Liabilities
Payable to related parties	-	2	-	11	-
Total liabilities	-	2	-	11	-
Net assets	$ 693	$ 33,054	$ 7,813	$ 196,584	$ 1,032

Net assets
Accumulation units	$ 693	$ 33,054	$ 7,813	$ 196,584	$ 1,032
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 693	$ 33,054	$ 7,813	$ 196,584	$ 1,032

Total number of mutual fund shares	27,021	2,991,497	240,779	6,019,429	50,796

Cost of mutual fund shares	$ 637	$ 32,133	$ 7,128	$ 173,796	$ 968

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

Small
	UBS U.S. Small			Company
	Cap Growth	Diversified	Equity Income	Growth
	Fund - Class A	Value Portfolio	Portfolio	Portfolio	Wanger Select

Assets
Investments in mutual funds
at fair value	$ 265	$ 100	$ 235	$ 18	$ 26,053
Total assets	265	100	235	18	26,053

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 265	$ 100	$ 235	$ 18	$ 26,052

Net assets
Accumulation units	$ 265	$ 100	$ 235	$ 18	$ 26,052
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 265	$ 100	$ 235	$ 18	$ 26,052

Total number of mutual fund shares	18,172	6,042	11,276	936	996,300

Cost of mutual fund shares	$ 256	$ 87	$ 207	$ 18	$ 22,909

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

		Washington	Washington	Wells Fargo
		Mutual	Mutual	Advantage
	Wanger U.S.	Investors	Investors	Small Cap
	Smaller	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Companies	Class R-3	Class R-4	Class A

Assets
Investments in mutual funds
at fair value	$ 17,112	$ 3,858	$ 88,161	$ 21
Total assets	17,112	3,858	88,161	21

Liabilities
Payable to related parties	1	-	5	-
Total liabilities	1	-	5	-
Net assets	$ 17,111	$ 3,858	$ 88,156	$ 21

Net assets
Accumulation units	$ 17,111	$ 3,858	$ 88,156	$ 21
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 17,111	$ 3,858	$ 88,156	$ 21

Total number of mutual fund shares	470,616	111,196	2,535,550	671

Cost of mutual fund shares	$ 16,040	$ 3,473	$ 77,799	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				AIM V.I. Capital Appreciation Fund - Series I Shares
			AIM Global Health Care Fund - Investor Class
	AIM Mid Cap Core Equity Fund - Class A	AIM Small Cap Growth Fund - Class A			AIM V.I. Core Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 19	$ 269
Total investment income	2	-	-	19	269
Expenses:
Mortality, expense risk and
other charges	1	-	1	311	459
Total expenses	1	-	1	311	459
Net investment income (loss)	1	-	(1)	(292)	(190)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	2	554	(663)
Capital gains distributions	40	1	11	-	-
Total realized gain (loss) on investments
and capital gains distributions	42	1	13	554	(663)
Net unrealized appreciation
(depreciation) of investments	(23)	-	(10)	409	6,785
Net realized and unrealized gain (loss)
on investments	19	1	3	963	6,122
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 1	$ 2	$ 671	$ 5,932

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		AIM V.I. Premier Equity Fund - Series I Shares	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A
	AIM V.I. Growth Fund - Series I Shares				Allianz NFJ
					Small-Cap
					Value - Class A

Net investment income (loss)
Income:
Dividends	$ -	$ 173	$ 1	$ 7	$ 8
Total investment income	-	173	1	7	8
Expenses:
Mortality, expense risk and
other charges	61	56	1	5	4
Total expenses	61	56	1	5	4
Net investment income (loss)	(61)	117	-	2	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,829	1,940	2	3	11
Capital gains distributions	-	-	-	26	35
Total realized gain (loss) on investments
and capital gains distributions	3,829	1,940	2	29	46
Net unrealized appreciation
(depreciation) of investments	(2,636)	(1,190)	4	43	19
Net realized and unrealized gain (loss)
on investments	1,193	750	6	72	65
Net increase (decrease) in net assets
resulting from operations	$ 1,132	$ 867	$ 6	$ 74	$ 69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		American
	American	Century
	Balanced	Income &	Ariel Appreciation Fund
	Fund® - Class	Growth Fund -			Baron Asset
	R-3	Advisor Class		Ariel Fund	Fund

Net investment income (loss)
Income:
Dividends	$ 94	$ 92	$ -	$ -	$ -
Total investment income	94	92	-	-	-
Expenses:
Mortality, expense risk and
other charges	36	57	6	8	7
Total expenses	36	57	6	8	7
Net investment income (loss)	58	35	(6)	(8)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	259	3	2	4
Capital gains distributions	103	270	41	38	67
Total realized gain (loss) on investments
and capital gains distributions	116	529	44	40	71
Net unrealized appreciation
(depreciation) of investments	256	276	17	18	24
Net realized and unrealized gain (loss)
on investments	372	805	61	58	95
Net increase (decrease) in net assets
resulting from operations	$ 430	$ 840	$ 55	$ 50	$ 88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Capital One
		Calvert Social	Mid Cap	DWS Equity	EuroPacific
	Baron Growth	Balanced	Equity Fund -	500 Index Fund	Growth Fund®
	Fund	Portfolio	Class A	- Class S	- Class R-3

Net investment income (loss)
Income:
Dividends	$ -	$ 1,487	$ -	$ 2	$ 49
Total investment income	-	1,487	-	2	49
Expenses:
Mortality, expense risk and
other charges	13	677	1	1	15
Total expenses	13	677	1	1	15
Net investment income (loss)	(13)	810	(1)	1	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	(731)	2	1	25
Capital gains distributions	68	1,141	10	-	201
Total realized gain (loss) on investments
and capital gains distributions	96	410	12	1	226
Net unrealized appreciation
(depreciation) of investments	81	3,669	-	16	178
Net realized and unrealized gain (loss)
on investments	177	4,079	12	17	404
Net increase (decrease) in net assets
resulting from operations	$ 164	$ 4,889	$ 11	$ 18	$ 438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Fidelity®	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Advisor Mid	Equity-Income	Growth
	Growth Fund®	Special Values	Cap Fund -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Class T	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2,165	$ 385	$ -	$ 14,123	$ 1,250
Total investment income	2,165	385	-	14,123	1,250
Expenses:
Mortality, expense risk and
other charges	1,007	946	5	4,307	3,285
Total expenses	1,007	946	5	4,307	3,285
Net investment income (loss)	1,158	(561)	(5)	9,816	(2,035)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,139	1,988	9	3,383	(16,934)
Capital gains distributions	7,681	15,846	62	51,416	-
Total realized gain (loss) on investments
and capital gains distributions	8,820	17,834	71	54,799	(16,934)
Net unrealized appreciation
(depreciation) of investments	9,098	(943)	8	10,067	36,558
Net realized and unrealized gain (loss)
on investments	17,918	16,891	79	64,866	19,624
Net increase (decrease) in net assets
resulting from operations	$ 19,076	$ 16,330	$ 74	$ 74,682	$ 17,589

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	ManagerSM	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 575	$ 431	$ 502	$ 14,355	$ 2,028
Total investment income	575	431	502	14,355	2,028
Expenses:
Mortality, expense risk and
other charges	68	525	187	11,237	1,213
Total expenses	68	525	187	11,237	1,213
Net investment income (loss)	507	(94)	315	3,118	815

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	3,603	(229)	33,159	(1,184)
Capital gains distributions	-	299	-	93,484	-
Total realized gain (loss) on investments
and capital gains distributions	(24)	3,902	(229)	126,643	(1,184)
Net unrealized appreciation
(depreciation) of investments	165	3,982	1,011	(17,340)	16,944
Net realized and unrealized gain (loss)
on investments	141	7,884	782	109,303	15,760
Net increase (decrease) in net assets
resulting from operations	$ 648	$ 7,790	$ 1,097	$ 112,421	$ 16,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Fidelity® VIP		Franklin Small-	Franklin Small
	Mid Cap	Mutual	Mid Cap	Cap Value	ING Financial
	Portfolio -	Discovery Fund	Growth Fund -	Securities Fund	Services Fund -
	Initial Class	- Class R	Class A	- Class 2	Class A

Net investment income (loss)
Income:
Dividends	$ 1	$ 22	$ -	$ 516	$ 1
Total investment income	1	22	-	516	1
Expenses:
Mortality, expense risk and
other charges	-	8	5	854	-
Total expenses	-	8	5	854	-
Net investment income (loss)	1	14	(5)	(338)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(41)	16	4	3,379	-
Capital gains distributions	41	51	39	2,890	7
Total realized gain (loss) on investments
and capital gains distributions	-	67	43	6,269	7
Net unrealized appreciation
(depreciation) of investments	228	123	(14)	5,398	3
Net realized and unrealized gain (loss)
on investments	228	190	29	11,667	10
Net increase (decrease) in net assets
resulting from operations	$ 229	$ 204	$ 24	$ 11,329	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING Intermediate Bond Fund - Class A
	ING Real	ING GNMA
	Estate Fund -	Income Fund -		ING GET Fund	ING GET Fund
	Class A	Class A		- Series L	- Series Q

Net investment income (loss)
Income:
Dividends	$ 41	$ 46	$ 57	$ 28	$ 119
Total investment income	41	46	57	28	119
Expenses:
Mortality, expense risk and
other charges	14	8	8	2	38
Total expenses	14	8	8	2	38
Net investment income (loss)	27	38	49	26	81

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(10)	(2)	(54)	8
Capital gains distributions	149	-	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	178	(10)	(2)	(54)	12
Net unrealized appreciation
(depreciation) of investments	288	1	(5)	30	31
Net realized and unrealized gain (loss)
on investments	466	(9)	(7)	(24)	43
Net increase (decrease) in net assets
resulting from operations	$ 493	$ 29	$ 42	$ 2	$ 124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING	ING BlackRock
		AllianceBernstein	Large Cap	ING Evergreen	ING FMRSM
		Mid Cap Growth	Growth	Health Sciences	Diversified Mid
	ING GET Fund	Portfolio - Service	Portfolio -	Portfolio -	Cap Portfolio -
	- Series S	Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 388	$ -	$ -	$ -	$ -
Total investment income	388	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	163	33	-	34	115
Total expenses	163	33	-	34	115
Net investment income (loss)	225	(33)	-	(34)	(115)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	(306)	-	91	124
Capital gains distributions	145	475	-	1	983
Total realized gain (loss) on investments
and capital gains distributions	185	169	-	92	1,107
Net unrealized appreciation
(depreciation) of investments	259	(515)	-	326	(106)

Net realized and unrealized gain (loss)
on investments	444	(346)	-	418	1,001
Net increase (decrease) in net assets
resulting from operations	$ 669	$ (379)	$ -	$ 384	$ 886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING FMRSM Large Cap Growth Portfolio - Institutional Class		ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
		ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class		ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan
					Small Cap Core
					Equity
					Portfolio -
					Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 151	$ 61	$ -
Total investment income	-	-	151	61	-
Expenses:
Mortality, expense risk and
other charges	-	-	232	152	12
Total expenses	-	-	232	152	12
Net investment income (loss)	-	-	(81)	(91)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	-	1,170	1,253	21
Capital gains distributions	-	-	271	138	29
Total realized gain (loss) on investments
and capital gains distributions	5	-	1,441	1,391	50
Net unrealized appreciation
(depreciation) of investments	3	6	5,217	2,491	37
Net realized and unrealized gain (loss)
on investments	8	6	6,658	3,882	87
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 6	$ 6,577	$ 3,791	$ 75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason	ING Legg
	Portfolio -	Opportunities	Baer Foreign	Partners All	Mason Value
	Institutional	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	1	209	-	30
Total expenses	-	1	209	-	30
Net investment income (loss)	-	(1)	(209)	-	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	413	-	56
Capital gains distributions	-	-	2	-	9
Total realized gain (loss) on investments
and capital gains distributions	-	1	415	-	65
Net unrealized appreciation
(depreciation) of investments	1	36	4,133	2	177
Net realized and unrealized gain (loss)
on investments	1	37	4,548	2	242
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 36	$ 4,339	$ 2	$ 212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Lord
	Abbett		ING Marsico		ING MFS Total
	Affiliated	ING Marsico	International	ING MFS Total	Return
	Portfolio -	Growth	Opportunities	Return	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Adviser Class	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 1	$ 1	$ -
Total investment income	1	-	1	1	-
Expenses:
Mortality, expense risk and
other charges	3	21	50	-	1
Total expenses	3	21	50	-	1
Net investment income (loss)	(2)	(21)	(49)	1	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	23	256	-	-
Capital gains distributions	5	-	14	2	-
Total realized gain (loss) on investments
and capital gains distributions	11	23	270	2	-
Net unrealized appreciation
(depreciation) of investments	52	118	711	2	14
Net realized and unrealized gain (loss)
on investments	63	141	981	4	14
Net increase (decrease) in net assets
resulting from operations	$ 61	$ 120	$ 932	$ 5	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING	ING PIMCO
	ING MFS Total	ING MFS	Oppenheimer	High Yield	ING PIMCO
	Return	Utilities	Main Street	Portfolio -	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 866	$ 3	$ 4	$ 6	$ 210
Total investment income	866	3	4	6	210
Expenses:
Mortality, expense risk and
other charges	412	53	5	1	35
Total expenses	412	53	5	1	35
Net investment income (loss)	454	(50)	(1)	5	175

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	709	88	10	(2)	(8)
Capital gains distributions	1,665	14	-	1	30
Total realized gain (loss) on investments
and capital gains distributions	2,374	102	10	(1)	22
Net unrealized appreciation
(depreciation) of investments	901	1,534	55	4	63
Net realized and unrealized gain (loss)
on investments	3,275	1,636	65	3	85
Net increase (decrease) in net assets
resulting from operations	$ 3,729	$ 1,586	$ 64	$ 8	$ 260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING Pioneer
	ING Pioneer		Mid Cap Value	ING Pioneer	ING Stock
	Fund Portfolio	ING Pioneer	Portfolio -	Mid Cap Value	Index Portfolio
	- Institutional	Fund Portfolio	Institutional	Portfolio -	- Institutional
	Class	- Service Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 482
Total investment income	-	-	-	-	482
Expenses:
Mortality, expense risk and
other charges	5	-	2	-	6
Total expenses	5	-	2	-	6
Net investment income (loss)	(5)	-	(2)	-	476

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	1	1	-	5,432
Capital gains distributions	-	-	-	-	236
Total realized gain (loss) on investments
and capital gains distributions	5	1	1	-	5,668
Net unrealized appreciation
(depreciation) of investments	69	1	33	-	(1,908)

Net realized and unrealized gain (loss)
on investments	74	2	34	-	3,760
Net increase (decrease) in net assets
resulting from operations	$ 69	$ 2	$ 32	$ -	$ 4,236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Capital	Price Equity	Price Equity	Global Growth	ING Templeton
	Appreciation	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 645	$ 1	$ 956	$ -	$ -
Total investment income	645	1	956	-	-
Expenses:
Mortality, expense risk and
other charges	570	-	692	-	4
Total expenses	570	-	692	-	4
Net investment income (loss)	75	1	264	-	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	153	-	470	-	(1)
Capital gains distributions	3,273	3	2,974	-	4
Total realized gain (loss) on investments
and capital gains distributions	3,426	3	3,444	-	3
Net unrealized appreciation
(depreciation) of investments	3,684	13	8,118	-	96
Net realized and unrealized gain (loss)
on investments	7,110	16	11,562	-	99
Net increase (decrease) in net assets
resulting from operations	$ 7,185	$ 17	$ 11,826	$ -	$ 95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Van			ING VP Index
	ING Van	Kampen	ING Van		Plus
	Kampen Equity	Growth and	Kampen Real	ING Van	International
	Growth	Income	Estate Portfolio	Kampen Real	Equity
	Portfolio -	Portfolio -	- Institutional	Estate Portfolio	Portfolio -
	Service Class	Service Class	Class	- Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 143	$ -	$ 11	$ 24
Total investment income	-	143	-	11	24
Expenses:
Mortality, expense risk and
other charges	-	134	2	39	6
Total expenses	-	134	2	39	6
Net investment income (loss)	-	9	(2)	(28)	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	39	2	(8)	6
Capital gains distributions	-	1,064	-	71	48
Total realized gain (loss) on investments
and capital gains distributions	-	1,103	2	63	54
Net unrealized appreciation
(depreciation) of investments	-	658	47	1,198	99
Net realized and unrealized gain (loss)
on investments	-	1,761	49	1,261	153
Net increase (decrease) in net assets
resulting from operations	$ -	$ 1,770	$ 47	$ 1,233	$ 171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Wells	ING Wells			ING American
	Fargo Mid Cap	Fargo Small		ING	Century Large
	Disciplined	Cap Disciplined	ING	International	Company
	Portfolio -	Portfolio -	International	SmallCap Fund	Value Portfolio
	Service Class	Service Class	Fund - Class Q	- Class A	- Adviser Class

Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ -	$ 4	$ -
Total investment income	-	3	-	4	-
Expenses:
Mortality, expense risk and
other charges	2	5	-	4	-
Total expenses	2	5	-	4	-
Net investment income (loss)	(2)	(2)	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	2	-	21	-
Capital gains distributions	-	22	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	24	-	21	-
Net unrealized appreciation
(depreciation) of investments	49	37	-	95	1
Net realized and unrealized gain (loss)
on investments	51	61	-	116	1
Net increase (decrease) in net assets
resulting from operations	$ 49	$ 59	$ -	$ 116	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING American			ING American	ING American
	Century Large	ING American	ING American	Century Small-	Century Small-
	Company	Century Select	Century Select	Mid Cap Value	Mid Cap Value
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Initial Class	Service Class	Adviser Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 12	$ 1,780	$ -	$ -	$ 6
Total investment income	12	1,780	-	-	6
Expenses:
Mortality, expense risk and
other charges	52	1,454	-	-	327
Total expenses	52	1,454	-	-	327
Net investment income (loss)	(40)	326	-	-	(321)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	123	951	-	-	668
Capital gains distributions	222	-	-	-	92
Total realized gain (loss) on investments
and capital gains distributions	345	951	-	-	760
Net unrealized appreciation
(depreciation) of investments	478	(5,974)	(1)	2	3,923
Net realized and unrealized gain (loss)
on investments	823	(5,023)	(1)	2	4,683
Net increase (decrease) in net assets
resulting from operations	$ 783	$ (4,697)	$ (1)	$ 2	$ 4,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap	ING Davis
	ING Baron	Growth	Growth	Value II	Venture Value
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Adviser Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	1	-	888	-	89
Total expenses	1	-	888	-	89
Net investment income (loss)	(1)	-	(888)	-	(89)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(2)	3,696	-	206
Capital gains distributions	-	-	778	-	575
Total realized gain (loss) on investments
and capital gains distributions	1	(2)	4,474	-	781
Net unrealized appreciation
(depreciation) of investments	13	3	7,482	3	315
Net realized and unrealized gain (loss)
on investments	14	1	11,956	3	1,096
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 1	$ 11,068	$ 3	$ 1,007

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					ING Goldman Sachs® Structured Equity Portfolio - Adviser Class
		ING Fundamental Research Portfolio - Adviser Class	ING Fundamental Research Portfolio - Service Class	ING Goldman
	ING Fidelity®			Sachs® Capital
	VIP Mid Cap			Growth
	Portfolio -			Portfolio -
	Service Class			Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -
Total investment income	-	-	1	-	-
Expenses:
Mortality, expense risk and
other charges	-	-	17	21	-
Total expenses	-	-	17	21	-
Net investment income (loss)	-	-	(16)	(21)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	66	95	-
Capital gains distributions	-	-	25	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	91	95	-
Net unrealized appreciation
(depreciation) of investments	2	-	79	72	-
Net realized and unrealized gain (loss)
on investments	2	-	170	167	-
Net increase (decrease) in net assets
resulting from operations	$ 2	$ -	$ 154	$ 146	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1,359	$ -	$ -	$ 1
Total investment income	-	1,359	-	-	1
Expenses:
Mortality, expense risk and
other charges	-	1,495	-	-	289
Total expenses	-	1,495	-	-	289
Net investment income (loss)	-	(136)	-	-	(288)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	11,560	1	1	381
Capital gains distributions	-	-	-	-	191
Total realized gain (loss) on investments
and capital gains distributions	-	11,560	1	1	572
Net unrealized appreciation
(depreciation) of investments	1	16,783	1	4	3,657
Net realized and unrealized gain (loss)
on investments	1	28,343	2	5	4,229
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 28,207	$ 2	$ 5	$ 3,941

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	2,190	-	-	40
Total expenses	-	2,190	-	-	40
Net investment income (loss)	-	(2,190)	-	-	(40)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1,080)	-	-	8
Capital gains distributions	-	-	-	-	62
Total realized gain (loss) on investments
and capital gains distributions	-	(1,080)	-	-	70
Net unrealized appreciation
(depreciation) of investments	1	21,852	6	1	65
Net realized and unrealized gain (loss)
on investments	1	20,772	6	1	135
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 18,582	$ 6	$ 1	$ 95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Neuberger Berman Partners Portfolio - Service Class	ING Neuberger Berman Regency Portfolio - Service Class		ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class
			ING OpCap Balanced Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 129	$ -	$ 634
Total investment income	-	-	129	-	634
Expenses:
Mortality, expense risk and
other charges	-	-	157	-	9,350
Total expenses	-	-	157	-	9,350
Net investment income (loss)	-	-	(28)	-	(8,716)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	-	660	1	30,445
Capital gains distributions	-	-	-	-	1,328
Total realized gain (loss) on investments
and capital gains distributions	7	-	660	1	31,773
Net unrealized appreciation
(depreciation) of investments	-	-	588	5	119,373
Net realized and unrealized gain (loss)
on investments	7	-	1,248	6	151,146
Net increase (decrease) in net assets
resulting from operations	$ 7	$ -	$ 1,220	$ 6	$ 142,430

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING Oppenheimer Strategic Income Portfolio - Adviser Class	ING
	ING Oppenheimer Global Portfolio - Service Class		Oppenheimer
			Strategic	ING PIMCO Total Return Portfolio - Adviser Class	ING PIMCO
			Income		Total Return
			Portfolio -		Portfolio -
			Initial Class		Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 450	$ 2	$ 999
Total investment income	-	-	450	2	999
Expenses:
Mortality, expense risk and
other charges	2	-	1,104	-	605
Total expenses	2	-	1,104	-	605
Net investment income (loss)	(2)	-	(654)	2	394

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	644	-	107
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	644	-	107
Net unrealized appreciation
(depreciation) of investments	18	5	8,090	5	1,238
Net realized and unrealized gain (loss)
on investments	20	5	8,734	5	1,345
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 5	$ 8,080	$ 7	$ 1,739

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class

Net investment income (loss)
Income:
Dividends	$ 14	$ -	$ 3	$ 14	$ 5
Total investment income	14	-	3	14	5
Expenses:
Mortality, expense risk and
other charges	3	-	11	66	15
Total expenses	3	-	11	66	15
Net investment income (loss)	11	-	(8)	(52)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	11	50	4
Capital gains distributions	3	-	1	8	3
Total realized gain (loss) on investments
and capital gains distributions	3	-	12	58	7
Net unrealized appreciation
(depreciation) of investments	14	-	150	919	255
Net realized and unrealized gain (loss)
on investments	17	-	162	977	262
Net increase (decrease) in net assets
resulting from operations	$ 28	$ -	$ 154	$ 925	$ 252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$ 24	$ 2	$ 7	$ -	$ 1
Total investment income	24	2	7	-	1
Expenses:
Mortality, expense risk and
other charges	77	14	48	7	30
Total expenses	77	14	48	7	30
Net investment income (loss)	(53)	(12)	(41)	(7)	(29)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	6	64	2	55
Capital gains distributions	17	2	7	2	6
Total realized gain (loss) on investments
and capital gains distributions	71	8	71	4	61
Net unrealized appreciation
(depreciation) of investments	1,237	255	874	155	525
Net realized and unrealized gain (loss)
on investments	1,308	263	945	159	586
Net increase (decrease) in net assets
resulting from operations	$ 1,255	$ 251	$ 904	$ 152	$ 557

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Service Class	Diversified Mid	Diversified Mid	Diversified Mid
			Cap Growth	Cap Growth	Cap Growth
			Portfolio -	Portfolio -	Portfolio -
			Adviser Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 3	$ -	$ -	$ -
Total investment income	1	3	-	-	-
Expenses:
Mortality, expense risk and
other charges	3	11	-	4,371	3
Total expenses	3	11	-	4,371	3
Net investment income (loss)	(2)	(8)	-	(4,371)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	14	-	12,145	10
Capital gains distributions	-	1	-	9,055	9
Total realized gain (loss) on investments
and capital gains distributions	3	15	-	21,200	19
Net unrealized appreciation
(depreciation) of investments	37	82	1	15,200	14
Net realized and unrealized gain (loss)
on investments	40	97	1	36,400	33
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 89	$ 1	$ 32,029	$ 30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Service Class	ING Thornburg Value Portfolio - Adviser Class

Net investment income (loss)
Income:
Dividends	$ -	$ 683	$ -	$ 3	$ -
Total investment income	-	683	-	3	-
Expenses:
Mortality, expense risk and
other charges	-	2,869	4	1	-
Total expenses	-	2,869	4	1	-
Net investment income (loss)	-	(2,186)	(4)	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5,695	11	7	-
Capital gains distributions	-	460	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	6,155	12	7	-
Net unrealized appreciation
(depreciation) of investments	9	28,097	74	17	4
Net realized and unrealized gain (loss)
on investments	9	34,252	86	24	4
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 32,066	$ 82	$ 26	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van
	ING	Large Cap	Large Cap	Small Cap	Kampen
	Thornburg	Equity	Equity	Growth	Comstock
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Adviser Class

Net investment income (loss)
Income:
Dividends	$ 554	$ 1,082	$ -	$ -	$ -
Total investment income	554	1,082	-	-		-
Expenses:
Mortality, expense risk and
other charges	1,172	1,431	-	-		-
Total expenses	1,172	1,431	-	-		-
Net investment income (loss)	(618)	(349)	-	-		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16,117)	(977)	-	3		-
Capital gains distributions	-	-	-	-		2
Total realized gain (loss) on investments
and capital gains distributions	(16,117)	(977)	-	3		2
Net unrealized appreciation
(depreciation) of investments	33,319	17,951	-	-		5
Net realized and unrealized gain (loss)
on investments	17,202	16,974	-	3		7
Net increase (decrease) in net assets
resulting from operations	$ 16,584	$ 16,625	$ -	$ 3	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Adviser Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Conservative Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$ 733	$ -	$6,974	$ 1	$ 1,027
Total investment income	733	-	6,974	1	1,027
Expenses:
Mortality, expense risk and
other charges	1,008	-	3,731	1	398
Total expenses	1,008	-	3,731	1	398
Net investment income (loss)	(275)	-	3,243	-	629

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,300	-	3,971	-	1,154
Capital gains distributions	5,010	-	12,395	2	1,253
Total realized gain (loss) on investments
and capital gains distributions	10,310	-	16,366	2	2,407
Net unrealized appreciation
(depreciation) of investments	4,322	1	20,526	4	(230)

Net realized and unrealized gain (loss)
on investments	14,632	1	36,892	6	2,177
Net increase (decrease) in net assets
resulting from operations	$ 14,357	$ 1	$40,135	$ 6	$ 2,806

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2

Net investment income (loss)
Income:
Dividends	$ 1,148	$ 1,409	$ 22,560	$ 29	$ 277
Total investment income	1,148	1,409	22,560	29	277
Expenses:
Mortality, expense risk and
other charges	902	788	21,772	14	116
Total expenses	902	788	21,772	14	116
Net investment income (loss)	246	621	788	15	161

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,044	1,109	(131,519)	1	(14)
Capital gains distributions	1,107	1,665	-	23	94
Total realized gain (loss) on investments
and capital gains distributions	2,151	2,774	(131,519)	24	80
Net unrealized appreciation
(depreciation) of investments	7,313	4,155	368,164	27	203
Net realized and unrealized gain (loss)
on investments	9,464	6,929	236,645	51	283
Net increase (decrease) in net assets
resulting from operations	$ 9,710	$ 7,550	$ 237,433	$ 66	$ 444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8

Net investment income (loss)
Income:
Dividends	$ 824	$ 13	$ 99	$ 90	$ 27
Total investment income	824	13	99	90	27
Expenses:
Mortality, expense risk and
other charges	442	11	72	56	25
Total expenses	442	11	72	56	25
Net investment income (loss)	382	2	27	34	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	1	44	34	8
Capital gains distributions	17	27	29	-	6
Total realized gain (loss) on investments
and capital gains distributions	37	28	73	34	14
Net unrealized appreciation
(depreciation) of investments	981	29	222	238	109
Net realized and unrealized gain (loss)
on investments	1,018	57	295	272	123
Net increase (decrease) in net assets
resulting from operations	$ 1,400	$ 59	$ 322	$ 306	$ 125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ -	$ -	$ 41
Total investment income	3	1	-	-	41
Expenses:
Mortality, expense risk and
other charges	3	2	1	405	731
Total expenses	3	2	1	405	731
Net investment income (loss)	-	(1)	(1)	(405)	(690)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2	-	2,142	(12,107)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	2	-	2,142	(12,107)
Net unrealized appreciation
(depreciation) of investments	13	6	3	589	13,849
Net realized and unrealized gain (loss)
on investments	13	8	3	2,731	1,742
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 7	$ 2	$ 2,326	$ 1,052

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus LargeCap	Plus LargeCap	Plus MidCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I

Net investment income (loss)
Income:
Dividends	$ 5,767	$ -	$ 2,598	$ -	$ 763
Total investment income	5,767	-	2,598	-	763
Expenses:
Mortality, expense risk and
other charges	5,520	-	4,193	-	1,869
Total expenses	5,520	-	4,193	-	1,869
Net investment income (loss)	247	-	(1,595)	-	(1,106)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16,794)	2	15,759	-	10,788
Capital gains distributions	-	-	31,759	-	10,000
Total realized gain (loss) on investments
and capital gains distributions	(16,794)	2	47,518	-	20,788
Net unrealized appreciation
(depreciation) of investments	83,656	-	(11,351)	1	3,103
Net realized and unrealized gain (loss)
on investments	66,862	2	36,167	1	23,891
Net increase (decrease) in net assets
resulting from operations	$ 67,109	$ 2	$ 34,572	$ 1	$ 22,785

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING VP	ING VP
	ING VP Index	International	International		ING VP Small	ING VP Small
	Plus SmallCap	Equity	Equity		Company	Company
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Class S	Class I	Class S		Class I	Class S

Net investment income (loss)
Income:
Dividends	$ -	$ 311	$ -		$ 645	$ -
Total investment income	-	311		-	645		-
Expenses:
Mortality, expense risk and
other charges	-	201		-	1,665		-
Total expenses	-	201		-	1,665		-
Net investment income (loss)	-	110		-	(1,020)		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,431		-	11,146		-
Capital gains distributions	-	-		-	24,481		-
Total realized gain (loss) on investments
and capital gains distributions	-	1,431		-	35,627		-
Net unrealized appreciation
(depreciation) of investments	1	2,490		2	(10,251)		-
Net realized and unrealized gain (loss)
on investments	1	3,921		2	25,376		-
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 4,031	$ 2		$ 24,356	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		ING VP			ING VP
	ING VP Value	Financial	ING VP	ING VP	MidCap
	Opportunity	Services	International	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio	Portfolio - Class
	Class I	Class I	- Class I	- Class S	I

Net investment income (loss)
Income:
Dividends	$ 1,397	$ 28	$ 2,446	$ 1	$ -
Total investment income	1,397	28	2,446	1	-
Expenses:
Mortality, expense risk and
other charges	985	20	944	-	67
Total expenses	985	20	944	-	67
Net investment income (loss)	412	8	1,502	1	(67)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,215	146	3,850	-	327
Capital gains distributions	-	8	6,342	3	-
Total realized gain (loss) on investments
and capital gains distributions	2,215	154	10,192	3	327
Net unrealized appreciation
(depreciation) of investments	11,020	159	13,241	3	47
Net realized and unrealized gain (loss)
on investments	13,235	313	23,433	6	374
Net increase (decrease) in net assets
resulting from operations	$ 13,647	$ 321	$ 24,935	$ 7	$ 307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP			ING VP	ING VP
	MidCap			SmallCap	SmallCap	ING VP
	Opportunities		ING VP Real	Opportunities	Opportunities	Balanced
	Portfolio -		Estate Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class S		- Class I	Class I	Class S	Class I

Net investment income (loss)
Income:
Dividends	$ -		$ 1,576	$ -	$ -	$ 14,911
Total investment income		-	1,576	-	-	14,911
Expenses:
Mortality, expense risk and
other charges		-	700	90	-	6,657
Total expenses		-	700	90	-	6,657
Net investment income (loss)		-	876	(90)	-	8,254

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	3,000	709	(2)	(9,580)
Capital gains distributions		-	1,302	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		-	4,302	709	(2)	(9,580)
Net unrealized appreciation
(depreciation) of investments		-	14,669	413	-	52,946
Net realized and unrealized gain (loss)
on investments		-	18,971	1,122	(2)	43,366
Net increase (decrease) in net assets
resulting from operations	$ -		$ 19,847	$ 1,032	$ (2)	$ 51,620

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	ING VP	ING VP	ING VP Money	ING VP
	Intermediate	Intermediate	Market	Natural	Janus Adviser
	Bond Portfolio	Bond Portfolio	Portfolio -	Resources	Balanced Fund
	- Class I	- Class S	Class I	Trust	- Class S

Net investment income (loss)
Income:
Dividends	$ 16,079	$ -	$ 6,383	$ -	$ -
Total investment income	16,079	-	6,383	-	-
Expenses:
Mortality, expense risk and
other charges	4,189	-	2,398	775	-
Total expenses	4,189	-	2,398	775	-
Net investment income (loss)	11,890	-	3,985	(775)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(383)	-	1,326	8,141	-
Capital gains distributions	-	-	-	5,649	-
Total realized gain (loss) on investments
and capital gains distributions	(383)	-	1,326	13,790	-
Net unrealized appreciation
(depreciation) of investments	232	-	5,988	(2,424)	-
Net realized and unrealized gain (loss)
on investments	(151)	-	7,314	11,366	-
Net increase (decrease) in net assets
resulting from operations	$ 11,739	$ -	$ 11,299	$ 10,591	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

					Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
			Janus Aspen	Janus Aspen
	Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	Series Balanced	Series Flexible	Cap Growth	Growth
	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Institutional	- Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 9	$ 6	$ 1	$ -	$ 6
Total investment income	9	6	1	-	6
Expenses:
Mortality, expense risk and
other charges	5	2	2	6	4
Total expenses	5	2	2	6	4
Net investment income (loss)	4	4	(1)	(6)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	(5)	7	47	22
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	25	(5)	7	47	22
Net unrealized appreciation
(depreciation) of investments	10	4	10	13	30
Net realized and unrealized gain (loss)
on investments	35	(1)	17	60	52
Net increase (decrease) in net assets
resulting from operations	$ 39	$ 3	$ 16	$ 54	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Legg Mason			Lord Abbett	Lord Abbett
	Value Trust,	LKCM	Lord Abbett	Mid-Cap Value	Small-Cap
	Inc. - Primary	Aquinas	Affiliated Fund	Fund, Inc. -	Value Fund -
	Class	Growth Fund	- Class A	Class A	Class A

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 13	$ 5	$ -
Total investment income	-	-	13	5	-
Expenses:
Mortality, expense risk and
other charges	14	1	11	10	13
Total expenses	14	1	11	10	13
Net investment income (loss)	(14)	(1)	2	(5)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	-	6	12	25
Capital gains distributions	-	1	74	108	182
Total realized gain (loss) on investments
and capital gains distributions	30	1	80	120	207
Net unrealized appreciation
(depreciation) of investments	60	17	65	(13)	9
Net realized and unrealized gain (loss)
on investments	90	18	145	107	216
Net increase (decrease) in net assets
resulting from operations	$ 76	$ 17	$ 147	$ 102	$ 203

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Lord Abbett
	Series Fund -	Lord Abbett
	Growth and	Series Fund -	Massachusetts
	Income	Mid-Cap Value	Investors	MFS® Total	Moderate
	Portfolio -	Portfolio -	Growth Stock	Return Series -	Allocation
	Class VC	Class VC	Fund - Class A	Initial Class	Portfolio

Net investment income (loss)
Income:
Dividends	$ 1,687	$ 753	$ -	$ 1,879	$ -
Total investment income	1,687	753	-	1,879	-
Expenses:
Mortality, expense risk and
other charges	1,389	1,552	5	838	-
Total expenses	1,389	1,552	5	838	-
Net investment income (loss)	298	(799)	(5)	1,041	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,171	6,717	5	1,415	-
Capital gains distributions	4,521	11,729	-	2,518	1
Total realized gain (loss) on investments
and capital gains distributions	7,692	18,446	5	3,933	1
Net unrealized appreciation
(depreciation) of investments	11,603	(1,948)	35	3,101	(1)

Net realized and unrealized gain (loss)
on investments	19,295	16,498	40	7,034	-
Net increase (decrease) in net assets
resulting from operations	$ 19,593	$ 15,699	$ 35	$ 8,075	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Neuberger Berman Socially Responsive Fund® - Trust Class

		New Perspective Fund®, Inc. - Class R-3	New Perspective Fund®, Inc. - Class R-4	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A

Net investment income (loss)
Income:
Dividends	$ -	$ 14	$ 387	$ -	$ 1,812
Total investment income	-	14	387	-	1,812
Expenses:
Mortality, expense risk and
other charges	1	5	215	4	1,526
Total expenses	1	5	215	4	1,526
Net investment income (loss)	(1)	9	172	(4)	286

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	18	1,938	4	10,159
Capital gains distributions	5	71	1,675	-	13,095
Total realized gain (loss) on investments
and capital gains distributions	6	89	3,613	4	23,254
Net unrealized appreciation
(depreciation) of investments	30	47	1,076	23	4,924
Net realized and unrealized gain (loss)
on investments	36	136	4,689	27	28,178
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 145	$ 4,861	$ 23	$ 28,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		Oppenheimer	Oppenheimer
	Oppenheimer	Main Street	Aggressive		Oppenheimer	Oppenheimer
	Global Fund -	Fund® - Class	Growth		Global	Main Street
	Class A	A	Fund/VA		Securities/VA	Fund®/VA

Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -		$ 8	$ 1
Total investment income	1	1		-	8	1
Expenses:
Mortality, expense risk and
other charges	1	1		-	9	2
Total expenses	1	1		-	9	2
Net investment income (loss)	-	-		-	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	1		-	50	2
Capital gains distributions	7	6		-	39	-
Total realized gain (loss) on investments
and capital gains distributions	9	7		-	89	2
Net unrealized appreciation
(depreciation) of investments	5	4		-	24	10
Net realized and unrealized gain (loss)
on investments	14	11		-	113	12
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 11	$ -		$ 112	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

				PIMCO Real
	Oppenheimer			Return
	Main Street	Oppenheimer	Pax World	Portfolio -
	Small Cap	Strategic Bond	Balanced Fund,	Administrative	Pioneer Fund -
	Fund®/VA	Fund/VA	Inc.	Class	Class A

Net investment income (loss)
Income:
Dividends	$ 3	$ 6	$ 869	$ 1,053	$ -
Total investment income	3	6	869	1,053	-
Expenses:
Mortality, expense risk and
other charges	38	1	479	246	-
Total expenses	38	1	479	246	-
Net investment income (loss)	(35)	5	390	807	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	83	3	3,190	(386)	2
Capital gains distributions	59	-	2,462	677	2
Total realized gain (loss) on investments
and capital gains distributions	142	3	5,652	291	4
Net unrealized appreciation
(depreciation) of investments	170	1	(109)	(1,136)	1
Net realized and unrealized gain (loss)
on investments	312	4	5,543	(845)	5
Net increase (decrease) in net assets
resulting from operations	$ 277	$ 9	$ 5,933	$ (38)	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

		Pioneer Equity		Pioneer High	Pioneer Mid
	Pioneer High	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Yield Fund -	Portfolio -	VCT Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 64	$ 2,447	$ 97	$ 550	$ 814
Total investment income	64	2,447	97	550	814
Expenses:
Mortality, expense risk and
other charges	11	903	60	107	812
Total expenses	11	903	60	107	812
Net investment income (loss)	53	1,544	37	443	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	1,866	165	(113)	228
Capital gains distributions	79	1,336	-	143	20,283
Total realized gain (loss) on investments
and capital gains distributions	70	3,202	165	30	20,511
Net unrealized appreciation
(depreciation) of investments	1	12,848	802	280	(11,870)

Net realized and unrealized gain (loss)
on investments	71	16,050	967	310	8,641
Net increase (decrease) in net assets
resulting from operations	$ 124	$ 17,594	$ 1,004	$ 753	$ 8,643

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	T. Rowe Price	T. Rowe Price	Templeton	Templeton	Templeton
	Mid-Cap Value	Value Fund -	Foreign Fund -	Growth Fund,	Global Bond
	Fund - R Class	Advisor Class	Class A	Inc. - Class A	Fund - Class A

Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 17	$ 12	$ 1,347
Total investment income	5	-	17	12	1,347
Expenses:
Mortality, expense risk and
other charges	7	-	7	6	267
Total expenses	7	-	7	6	267
Net investment income (loss)	(2)	-	10	6	1,080

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	-	9	7	(17)
Capital gains distributions	88	1	68	41	24
Total realized gain (loss) on investments
and capital gains distributions	102	1	77	48	7
Net unrealized appreciation
(depreciation) of investments	50	2	44	53	1,476
Net realized and unrealized gain (loss)
on investments	152	3	121	101	1,483
Net increase (decrease) in net assets
resulting from operations	$ 150	$ 3	$ 131	$ 107	$ 2,563

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	UBS U.S. Small
	America® -	America® -	America® -	Cap Growth	Diversified
	Class R-3	Class R-4	Class R-3	Fund - Class A	Value Portfolio

Net investment income (loss)
Income:
Dividends	$ 44	$ 1,562	$ 21	$ -	$ 1
Total investment income	44	1,562	21	-	1
Expenses:
Mortality, expense risk and
other charges	43	1,659	5	2	1
Total expenses	43	1,659	5	2	1
Net investment income (loss)	1	(97)	16	(2)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26	6,140	3	4	-
Capital gains distributions	246	6,275	29	8	1
Total realized gain (loss) on investments
and capital gains distributions	272	12,415	32	12	1
Net unrealized appreciation
(depreciation) of investments	277	5,132	68	2	11
Net realized and unrealized gain (loss)
on investments	549	17,547	100	14	12
Net increase (decrease) in net assets
resulting from operations	$ 550	$ 17,450	$ 116	$ 12	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

						Washington
		Small				Mutual
		Company			Wanger U.S.	Investors
	Equity Income	Growth			Smaller	FundSM, Inc. -
	Portfolio	Portfolio	Wanger Select		Companies	Class R-3

Net investment income (loss)
Income:
Dividends	$ 5	$ - $		42	$ 29	$ 49
Total investment income	5		-	42	29	49
Expenses:
Mortality, expense risk and
other charges	2		-	156	150	22
Total expenses	2		-	156	150	22
Net investment income (loss)	3		-	(114)	(121)	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7		-	59	358	18
Capital gains distributions	8		-	347	403	87
Total realized gain (loss) on investments
and capital gains distributions	15		-	406	761	105
Net unrealized appreciation
(depreciation) of investments	19		-	2,627	209	334
Net realized and unrealized gain (loss)
on investments	34		-	3,033	970	439
Net increase (decrease) in net assets
resulting from operations	$ 37	$ - $		2,919	$ 849	$ 466

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2006
(Dollars in thousands)

	Washington	Wells Fargo
	Mutual	Advantage
	Investors	Small Cap
	FundSM, Inc. -	Value Fund -
	Class R-4	Class A

Net investment income (loss)
Income:
Dividends	$ 1,465	$ -
Total investment income	1,465	-
Expenses:
Mortality, expense risk and
other charges	776	-
Total expenses	776	-
Net investment income (loss)	689	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	594	-
Capital gains distributions	2,057	2
Total realized gain (loss) on investments
and capital gains distributions	2,651	2
Net unrealized appreciation
(depreciation) of investments	8,652	(1)

Net realized and unrealized gain (loss)
on investments	11,303	1
Net increase (decrease) in net assets
resulting from operations	$ 11,992	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I
	Fund - Class A	Class A	Class	Shares

Net assets at January 1, 2005	$ 196	$ -	$ -	$ 20,524

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	1	-	(191)
Total realized gain (loss) on investments
and capital gains distributions	18	-	2	(1,951)
Net unrealized appreciation (depreciation) during the year	(5)	-	2	3,517
Net increase (decrease) in net assets from operations	12	1	4	1,375
Changes from contract transactions:
Total unit transactions	(20)	7	64	(2,525)

Net increase (decrease) in assets derived from
principal transactions	(20)	7	64	(2,525)

Total increase (decrease) in net assets	(8)	8	68	(1,150)

Net assets at December 31, 2005	188	8	68	19,374

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(1)	(292)
Total realized gain (loss) on investments
and capital gains distributions	42	1	13	554
Net unrealized appreciation (depreciation) during the year	(23)	-	(10)	409
Net increase (decrease) in net assets from operations	20	1	2	671
Changes from contract transactions:
Total unit transactions	26	8	44	12,951
Net increase (decrease) in assets derived from
principal transactions	26	8	44	12,951
Total increase (decrease) in net assets	46	9	46	13,622
Net assets at December 31, 2006	$ 234	$ 17	$ 114	$ 32,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			AIM V.I.	AllianceBernstein
	AIM V.I. Core	AIM V.I.	Premier Equity	Growth and
	Equity Fund -	Growth Fund -	Fund - Series I	Income Fund, Inc.
	Series I Shares	Series I Shares	Shares	- Class A

Net assets at January 1, 2005	$ 38,313	$ 17,595	$ 19,636	$ 22

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	106	(176)	(39)	-
Total realized gain (loss) on investments
and capital gains distributions	(3,357)	(1,484)	(1,001)	-
Net unrealized appreciation (depreciation) during the year	4,504	2,612	1,796	1
Net increase (decrease) in net assets from operations	1,253	952	756	1
Changes from contract transactions:
Total unit transactions	(7,783)	(1,923)	(3,420)	19
Net increase (decrease) in assets derived from
principal transactions	(7,783)	(1,923)	(3,420)	19
Total increase (decrease) in net assets	(6,530)	(971)	(2,664)	20
Net assets at December 31, 2005	31,783	16,624	16,972	42

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(190)	(61)	117	-
Total realized gain (loss) on investments
and capital gains distributions	(663)	3,829	1,940	2
Net unrealized appreciation (depreciation) during the year	6,785	(2,636)	(1,190)	4
Net increase (decrease) in net assets from operations	5,932	1,132	867	6
Changes from contract transactions:
Total unit transactions	12,004	(17,756)	(17,839)	17
Net increase (decrease) in assets derived from
principal transactions	12,004	(17,756)	(17,839)	17
Total increase (decrease) in net assets	17,936	(16,624)	(16,972)	23
Net assets at December 31, 2006	$ 49,719	$ -	$ -	$ 65

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				American
	AllianceBernstein		American	Century
	Growth and	Allianz NFJ	Balanced	Income &
	Income Portfolio -	Small-Cap	Fund® - Class	Growth Fund -
	Class A	Value - Class A	R-3	Advisor Class

Net assets at January 1, 2005	$ 50	$ 53	$ 1,269	$ 4,389

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4	29	37
Total realized gain (loss) on investments
and capital gains distributions	-	32	68	420
Net unrealized appreciation (depreciation) during the year	7	(7)	(23)	(252)

Net increase (decrease) in net assets from operations	7	29	74	205
Changes from contract transactions:
Total unit transactions	203	316	2,313	1,035
Net increase (decrease) in assets derived from
principal transactions	203	316	2,313	1,035
Total increase (decrease) in net assets	210	345	2,387	1,240
Net assets at December 31, 2005	260	398	3,656	5,629

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	4	58	35
Total realized gain (loss) on investments
and capital gains distributions	29	46	116	529
Net unrealized appreciation (depreciation) during the year	43	19	256	276
Net increase (decrease) in net assets from operations	74	69	430	840
Changes from contract transactions:
Total unit transactions	223	10	928	(479)

Net increase (decrease) in assets derived from
principal transactions	223	10	928	(479)

Total increase (decrease) in net assets	297	79	1,358	361
Net assets at December 31, 2006	$ 557	$ 477	$ 5,014	$ 5,990

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Ariel
	Appreciation		Baron Asset	Baron Growth
	Fund	Ariel Fund	Fund	Fund

Net assets at January 1, 2005	$ 192	$ 154	$ 135	$ 392

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(2)	(2)	(7)
Total realized gain (loss) on investments
and capital gains distributions	18	29	18	68
Net unrealized appreciation (depreciation) during the year	(7)	(34)	13	(18)

Net increase (decrease) in net assets from operations	9	(7)	29	43
Changes from contract transactions:
Total unit transactions	193	390	239	599
Net increase (decrease) in assets derived from
principal transactions	193	390	239	599
Total increase (decrease) in net assets	202	383	268	642
Net assets at December 31, 2005	394	537	403	1,034

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6)	(8)	(7)	(13)
Total realized gain (loss) on investments
and capital gains distributions	44	40	71	96
Net unrealized appreciation (depreciation) during the year	17	18	24	81
Net increase (decrease) in net assets from operations	55	50	88	164
Changes from contract transactions:
Total unit transactions	180	73	538	236
Net increase (decrease) in assets derived from
principal transactions	180	73	538	236
Total increase (decrease) in net assets	235	123	626	400
Net assets at December 31, 2006	$ 629	$ 660	$ 1,029	$ 1,434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Capital One
	Calvert Social	Mid Cap	DWS Equity	EuroPacific
	Balanced	Equity Fund -	500 Index Fund	Growth Fund®
	Portfolio	Class A	- Class S	- Class R-3

Net assets at January 1, 2005	$ 66,170	$ -	$ 2	$ 553

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	512	(1)	-	12
Total realized gain (loss) on investments
and capital gains distributions	(975)	110	-	42
Net unrealized appreciation (depreciation) during the year	3,313	(3)	1	102
Net increase (decrease) in net assets from operations	2,850	106	1	156
Changes from contract transactions:
Total unit transactions	(2,487)	19	63	499
Net increase (decrease) in assets derived from
principal transactions	(2,487)	19	63	499
Total increase (decrease) in net assets	363	125	64	655
Net assets at December 31, 2005	66,533	125	66	1,208

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	810	(1)	1	34
Total realized gain (loss) on investments
and capital gains distributions	410	12	1	226
Net unrealized appreciation (depreciation) during the year	3,669	-	16	178
Net increase (decrease) in net assets from operations	4,889	11	18	438
Changes from contract transactions:
Total unit transactions	(6,025)	(40)	83	2,121
Net increase (decrease) in assets derived from
principal transactions	(6,025)	(40)	83	2,121
Total increase (decrease) in net assets	(1,136)	(29)	101	2,559
Net assets at December 31, 2006	$ 65,397	$ 96	$ 167	$ 3,767

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Fidelity®	Fidelity® VIP
	EuroPacific	Evergreen	Advisor Mid	Equity-Income
	Growth Fund®	Special Values	Cap Fund -	Portfolio -
	- Class R-4	Fund - Class A	Class T	Initial Class

Net assets at January 1, 2005	$ 16,360	$ 47,554	$ 423	$ 405,088

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	666	(68)	(3)	2,416
Total realized gain (loss) on investments
and capital gains distributions	2,374	8,757	64	14,089
Net unrealized appreciation (depreciation) during the year	5,136	(2,951)	(20)	1,612
Net increase (decrease) in net assets from operations	8,176	5,738	41	18,117
Changes from contract transactions:
Total unit transactions	37,111	22,009	127	(21,999)

Net increase (decrease) in assets derived from
principal transactions	37,111	22,009	127	(21,999)

Total increase (decrease) in net assets	45,287	27,747	168	(3,882)

Net assets at December 31, 2005	61,647	75,301	591	401,206

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,158	(561)	(5)	9,816
Total realized gain (loss) on investments
and capital gains distributions	8,820	17,834	71	54,799
Net unrealized appreciation (depreciation) during the year	9,098	(943)	8	10,067
Net increase (decrease) in net assets from operations	19,076	16,330	74	74,682
Changes from contract transactions:
Total unit transactions	60,507	14,303	29	(20,157)

Net increase (decrease) in assets derived from
principal transactions	60,507	14,303	29	(20,157)

Total increase (decrease) in net assets	79,583	30,633	103	54,525
Net assets at December 31, 2006	$ 141,230	$ 105,934	$ 694	$ 455,731

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Growth	High Income	Overseas	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 377,338	$ 5,210	$ 41,057	$ 20,327

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,779)	754	(143)	331
Total realized gain (loss) on investments
and capital gains distributions	(23,603)	(127)	3,174	(590)
Net unrealized appreciation (depreciation) during the year	38,951	(526)	3,773	791
Net increase (decrease) in net assets from operations	13,569	101	6,804	532
Changes from contract transactions:
Total unit transactions	(61,723)	711	(3,102)	(2,213)

Net increase (decrease) in assets derived from
principal transactions	(61,723)	711	(3,102)	(2,213)

Total increase (decrease) in net assets	(48,154)	812	3,702	(1,681)

Net assets at December 31, 2005	329,184	6,022	44,759	18,646

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,035)	507	(94)	315
Total realized gain (loss) on investments
and capital gains distributions	(16,934)	(24)	3,902	(229)
Net unrealized appreciation (depreciation) during the year	36,558	165	3,982	1,011
Net increase (decrease) in net assets from operations	17,589	648	7,790	1,097
Changes from contract transactions:
Total unit transactions	(50,951)	1,082	(839)	(1,383)

Net increase (decrease) in assets derived from
principal transactions	(50,951)	1,082	(839)	(1,383)

Total increase (decrease) in net assets	(33,362)	1,730	6,951	(286)

Net assets at December 31, 2006	$ 295,822	$ 7,752	$ 51,710	$ 18,360

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Contrafund®	Index 500	Mid Cap	Mutual
	Portfolio -	Portfolio -	Portfolio -	Discovery Fund
	Initial Class	Initial Class	Initial Class	- Class R

Net assets at January 1, 2005	$ 743,262	$ 116,763	$ -	$ 186

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6,450)	854	-	3
Total realized gain (loss) on investments
and capital gains distributions	9,434	(1,956)	-	34
Net unrealized appreciation (depreciation) during the year	127,918	5,330	-	19
Net increase (decrease) in net assets from operations	130,902	4,228	-	56
Changes from contract transactions:
Total unit transactions	133,893	(4,376)	-	425
Net increase (decrease) in assets derived from
principal transactions	133,893	(4,376)	-	425
Total increase (decrease) in net assets	264,795	(148)	-	481
Net assets at December 31, 2005	1,008,057	116,615	-	667

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,118	815	1	14
Total realized gain (loss) on investments
and capital gains distributions	126,643	(1,184)	-	67
Net unrealized appreciation (depreciation) during the year	(17,340)	16,944	228	123
Net increase (decrease) in net assets from operations	112,421	16,575	229	204
Changes from contract transactions:
Total unit transactions	56,104	(4,345)	5,222	567
Net increase (decrease) in assets derived from
principal transactions	56,104	(4,345)	5,222	567
Total increase (decrease) in net assets	168,525	12,230	5,451	771
Net assets at December 31, 2006	$ 1,176,582	$ 128,845	$ 5,451	$ 1,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Franklin Small-	Franklin Small
	Mid Cap	Cap Value	ING Financial	ING Real
	Growth Fund -	Securities Fund	Services Fund -	Estate Fund -
	Class A	- Class 2	Class A	Class A

Net assets at January 1, 2005	$ 70	$ 50,132	$ 9	$ 282

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(190)	-	19
Total realized gain (loss) on investments and capital gains
distributions	7	2,839	4	79
Net unrealized appreciation (depreciation) during the year	14	2,169	-	(3)

Net increase (decrease) in net assets from operations	19	4,818	4	95
Changes from contract transactions:
Total unit transactions	229	17,358	38	577
Net increase (decrease) in assets derived from
principal transactions	229	17,358	38	577
Total increase (decrease) in net assets	248	22,176	42	672
Net assets at December 31, 2005	318	72,308	51	954

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(338)	1	27
Total realized gain (loss) on investments
and capital gains distributions	43	6,269	7	178
Net unrealized appreciation (depreciation) during the year	(14)	5,398	3	288
Net increase (decrease) in net assets from operations	24	11,329	11	493
Changes from contract transactions:
Total unit transactions	214	4,884	22	926
Net increase (decrease) in assets derived from
principal transactions	214	4,884	22	926
Total increase (decrease) in net assets	238	16,213	33	1,419
Net assets at December 31, 2006	$ 556	$ 88,521	$ 84	$ 2,373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING
	ING GNMA	Intermediate
	Income Fund -	Bond Fund -	ING GET Fund	ING GET Fund
	Class A	Class A	- Series L	- Series Q

Net assets at January 1, 2005	$ 404	$ 535	$ 696	$ 3,849

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	21	22	16	92
Total realized gain (loss) on investments
and capital gains distributions	(3)	2	(3)	17
Net unrealized appreciation (depreciation) during the year	(9)	(10)	(6)	(100)

Net increase (decrease) in net assets from operations	9	14	7	9
Changes from contract transactions:
Total unit transactions	299	280	(74)	(650)

Net increase (decrease) in assets derived from
principal transactions	299	280	(74)	(650)

Total increase (decrease) in net assets	308	294	(67)	(641)

Net assets at December 31, 2005	712	829	629	3,208

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	38	49	26	81
Total realized gain (loss) on investments
and capital gains distributions	(10)	(2)	(54)	12
Net unrealized appreciation (depreciation) during the year	1	(5)	30	31
Net increase (decrease) in net assets from operations	29	42	2	124
Changes from contract transactions:
Total unit transactions	232	762	(631)	(423)

Net increase (decrease) in assets derived from
principal transactions	232	762	(631)	(423)

Total increase (decrease) in net assets	261	804	(629)	(299)

Net assets at December 31, 2006	$ 973	$ 1,633	$ -	$ 2,909

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING	ING BlackRock
		AllianceBernstein	Large Cap	ING Evergreen
		Mid Cap Growth	Growth	Health Sciences
	ING GET Fund	Portfolio - Service	Portfolio -	Portfolio -
	- Series S	Class	Service Class	Service Class

Net assets at January 1, 2005	$ 23,958	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	247	(1)	-	(4)
Total realized gain (loss) on investments
and capital gains distributions	721	18	-	51
Net unrealized appreciation (depreciation) during the year	(928)	(30)	-	6
Net increase (decrease) in net assets from operations	40	(13)	-	53
Changes from contract transactions:
Total unit transactions	(9,432)	1,109	-	1,393
Net increase (decrease) in assets derived from
principal transactions	(9,432)	1,109	-	1,393
Total increase (decrease) in net assets	(9,392)	1,096	-	1,446
Net assets at December 31, 2005	14,566	1,096	-	1,446

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	225	(33)	-	(34)
Total realized gain (loss) on investments
and capital gains distributions	185	169	-	92
Net unrealized appreciation (depreciation) during the year	259	(515)	-	326
Net increase (decrease) in net assets from operations	669	(379)	-	384
Changes from contract transactions:
Total unit transactions	(4,982)	2,569	-	2,610
Net increase (decrease) in assets derived from
principal transactions	(4,982)	2,569	-	2,610
Total increase (decrease) in net assets	(4,313)	2,190	-	2,994
Net assets at December 31, 2006	$ 10,253	$ 3,286	$ -	$ 4,440

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING FMRSM		ING JPMorgan
		Large Cap	ING JPMorgan	Emerging
	ING FMRSM	Growth	Emerging	Markets Equity
	Diversified Mid	Portfolio -	Markets Equity	Portfolio -
	Cap Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Adviser Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	-	-	(13)
Total realized gain (loss) on investments
and capital gains distributions	27	-	-	19
Net unrealized appreciation (depreciation) during the year	191	-	-	412
Net increase (decrease) in net assets from operations	206	-	-	418
Changes from contract transactions:
Total unit transactions	4,405	-	-	15,484
Net increase (decrease) in assets derived from
principal transactions	4,405	-	-	15,484
Total increase (decrease) in net assets	4,611	-	-	15,902
Net assets at December 31, 2005	4,611	-	-	15,902

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(115)	-	-	(81)
Total realized gain (loss) on investments
and capital gains distributions	1,107	5	-	1,441
Net unrealized appreciation (depreciation) during the year	(106)	3	6	5,217
Net increase (decrease) in net assets from operations	886	8	6	6,577
Changes from contract transactions:
Total unit transactions	9,107	154	51	6,692
Net increase (decrease) in assets derived from
principal transactions	9,107	154	51	6,692
Total increase (decrease) in net assets	9,993	162	57	13,269
Net assets at December 31, 2006	$ 14,604	$ 162	$ 57	$ 29,171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING JPMorgan
	ING JPMorgan	ING JPMorgan	Value	ING JPMorgan
	Emerging	Small Cap Core Opportunities		Value
	Markets Equity	Equity	Portfolio -	Opportunities
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(20)	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	158	-	-	-
Net unrealized appreciation (depreciation) during the year	568	1	-	-
Net increase (decrease) in net assets from operations	706	-	-	-
Changes from contract transactions:
Total unit transactions	6,167	282	-	-
Net increase (decrease) in assets derived from
principal transactions	6,167	282	-	-
Total increase (decrease) in net assets	6,873	282	-	-
Net assets at December 31, 2005	6,873	282	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(91)	(12)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,391	50	-	1
Net unrealized appreciation (depreciation) during the year	2,491	37	1	36
Net increase (decrease) in net assets from operations	3,791	75	1	36
Changes from contract transactions:
Total unit transactions	10,946	1,286	25	788
Net increase (decrease) in assets derived from
principal transactions	10,946	1,286	25	788
Total increase (decrease) in net assets	14,737	1,361	26	824
Net assets at December 31, 2006	$ 21,610	$ 1,643	$ 26	$ 824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING Lord
		ING Legg		Abbett
	ING Julius	Mason	ING Legg	Affiliated
	Baer Foreign	Partners All	Mason Value	Portfolio -
	Portfolio -	Cap Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Service Class	Class

Net assets at January 1, 2005	$ 1,428	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(49)	-	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	720	-	1	-
Net unrealized appreciation (depreciation) during the year	138	-	59	-
Net increase (decrease) in net assets from operations	809	-	56	-
Changes from contract transactions:
Total unit transactions	6,553	-	1,644	-
Net increase (decrease) in assets derived from
principal transactions	6,553	-	1,644	-
Total increase (decrease) in net assets	7,362	-	1,700	-
Net assets at December 31, 2005	8,790	-	1,700	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(209)	-	(30)	(2)
Total realized gain (loss) on investments
and capital gains distributions	415	-	65	11
Net unrealized appreciation (depreciation) during the year	4,133	2	177	52
Net increase (decrease) in net assets from operations	4,339	2	212	61
Changes from contract transactions:
Total unit transactions	17,037	33	1,503	1,007
Net increase (decrease) in assets derived from
principal transactions	17,037	33	1,503	1,007
Total increase (decrease) in net assets	21,376	35	1,715	1,068
Net assets at December 31, 2006	$ 30,166	$ 35	$ 3,415	$ 1,068

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING Marsico		ING MFS Total
	ING Marsico	International	ING MFS Total	Return
	Growth	Opportunities	Return	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Service Class	Service Class	Adviser Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	26	-	-
Net unrealized appreciation (depreciation) during the year	41	107	-	-
Net increase (decrease) in net assets from operations	38	131	-	-
Changes from contract transactions:
Total unit transactions	1,121	1,217	-	-
Net increase (decrease) in assets derived from
principal transactions	1,121	1,217	-	-
Total increase (decrease) in net assets	1,159	1,348	-	-
Net assets at December 31, 2005	1,159	1,348	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(21)	(49)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	23	270	2	-
Net unrealized appreciation (depreciation) during the year	118	711	2	14
Net increase (decrease) in net assets from operations	120	932	5	13
Changes from contract transactions:
Total unit transactions	1,468	5,026	40	256
Net increase (decrease) in assets derived from
principal transactions	1,468	5,026	40	256
Total increase (decrease) in net assets	1,588	5,958	45	269
Net assets at December 31, 2006	$ 2,747	$ 7,306	$ 45	$ 269

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING	ING PIMCO
	ING MFS Total	ING MFS	Oppenheimer	High Yield
	Return	Utilities	Main Street	Portfolio -
	Portfolio -	Portfolio -	Portfolio® -	Institutional
	Service Class	Service Class	Service Class	Class

Net assets at January 1, 2005	$ 29,119	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	480	4	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	1,872	31	-	-
Net unrealized appreciation (depreciation) during the year	(1,538)	(16)	7	-
Net increase (decrease) in net assets from operations	814	19	6	-
Changes from contract transactions:
Total unit transactions	11,347	1,172	208	-
Net increase (decrease) in assets derived from
principal transactions	11,347	1,172	208	-
Total increase (decrease) in net assets	12,161	1,191	214	-
Net assets at December 31, 2005	41,280	1,191	214	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	454	(50)	(1)	5
Total realized gain (loss) on investments
and capital gains distributions	2,374	102	10	(1)
Net unrealized appreciation (depreciation) during the year	901	1,534	55	4
Net increase (decrease) in net assets from operations	3,729	1,586	64	8
Changes from contract transactions:
Total unit transactions	(8,450)	10,245	547	239
Net increase (decrease) in assets derived from
principal transactions	(8,450)	10,245	547	239
Total increase (decrease) in net assets	(4,721)	11,831	611	247
Net assets at December 31, 2006	$ 36,559	$ 13,022	$ 825	$ 247

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING Pioneer
	ING PIMCO	ING Pioneer		Mid Cap Value
	High Yield	Fund Portfolio	ING Pioneer	Portfolio -
	Portfolio -	- Institutional	Fund Portfolio	Institutional
	Service Class	Class	- Service Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	30	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	-	-	-
Net unrealized appreciation (depreciation) during the year	8	-	-	-
Net increase (decrease) in net assets from operations	25	-	-	-
Changes from contract transactions:
Total unit transactions	1,393	-	-	-
Net increase (decrease) in assets derived from
principal transactions	1,393	-	-	-
Total increase (decrease) in net assets	1,418	-	-	-
Net assets at December 31, 2005	1,418	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	175	(5)	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	22	5	1	1
Net unrealized appreciation (depreciation) during the year	63	69	1	33
Net increase (decrease) in net assets from operations	260	69	2	32
Changes from contract transactions:
Total unit transactions	3,392	2,440	23	751
Net increase (decrease) in assets derived from
principal transactions	3,392	2,440	23	751
Total increase (decrease) in net assets	3,652	2,509	25	783
Net assets at December 31, 2006	$ 5,070	$ 2,509	$ 25	$ 783

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity
	Mid Cap Value	Index Portfolio	Appreciation	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	(41)	-
Total realized gain (loss) on investments
and capital gains distributions	-	100	24	-
Net unrealized appreciation (depreciation) during the year	-	2,183	431	-
Net increase (decrease) in net assets from operations	-	2,282	414	-
Changes from contract transactions:
Total unit transactions	-	22,755	18,749	-
Net increase (decrease) in assets derived from
principal transactions	-	22,755	18,749	-
Total increase (decrease) in net assets	-	25,037	19,163	-
Net assets at December 31, 2005	-	25,037	19,163	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	476	75	1
Total realized gain (loss) on investments
and capital gains distributions	-	5,668	3,426	3
Net unrealized appreciation (depreciation) during the year	-	(1,908)	3,684	13
Net increase (decrease) in net assets from operations	-	4,236	7,185	17
Changes from contract transactions:
Total unit transactions	6	(25,648)	60,576	198
Net increase (decrease) in assets derived from
principal transactions	6	(25,648)	60,576	198
Total increase (decrease) in net assets	6	(21,412)	67,761	215
Net assets at December 31, 2006	$ 6	$ 3,625	$ 86,924	$ 215

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe	ING Templeton		ING Van
	Price Equity	Global Growth	ING Templeton	Kampen Equity
	Income	Portfolio -	Global Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2005	$ 30,123	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	69	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,385	-	-	-
Net unrealized appreciation (depreciation) during the year	194	-	-	-
Net increase (decrease) in net assets from operations	1,648	-	-	-
Changes from contract transactions:
Total unit transactions	23,167	-	-	-
Net increase (decrease) in assets derived from
principal transactions	23,167	-	-	-
Total increase (decrease) in net assets	24,815	-	-	-
Net assets at December 31, 2005	54,938	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	264	-	(4)	-
Total realized gain (loss) on investments
and capital gains distributions	3,444	-	3	-
Net unrealized appreciation (depreciation) during the year	8,118	-	96	-
Net increase (decrease) in net assets from operations	11,826	-	95	-
Changes from contract transactions:
Total unit transactions	21,032	-	1,326	14
Net increase (decrease) in assets derived from
principal transactions	21,032	-	1,326	14
Total increase (decrease) in net assets	32,858	-	1,421	14
Net assets at December 31, 2006	$ 87,796	$ -	$ 1,421	$ 14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Van			ING VP Index
	Kampen	ING Van		Plus
	Growth and	Kampen Real	ING Van	International
	Income	Estate Portfolio Kampen Real		Equity
	Portfolio -	- Institutional	Estate Portfolio	Portfolio -
	Service Class	Class	- Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(14)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	131	-	-	-
Net increase (decrease) in net assets from operations	117	-	-	-
Changes from contract transactions:
Total unit transactions	8,271	-	-	-
Net increase (decrease) in assets derived from
principal transactions	8,271	-	-	-
Total increase (decrease) in net assets	8,388	-	-	-
Net assets at December 31, 2005	8,388	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	(2)	(28)	18
Total realized gain (loss) on investments
and capital gains distributions	1,103	2	63	54
Net unrealized appreciation (depreciation) during the year	658	47	1,198	99
Net increase (decrease) in net assets from operations	1,770	47	1,233	171
Changes from contract transactions:
Total unit transactions	5,546	707	15,672	2,366
Net increase (decrease) in assets derived from
principal transactions	5,546	707	15,672	2,366
Total increase (decrease) in net assets	7,316	754	16,905	2,537
Net assets at December 31, 2006	$ 15,704	$ 754	$ 16,905	$ 2,537

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Wells	ING Wells
	Fargo Mid Cap	Fargo Small		ING
	Disciplined	Cap Disciplined	ING	International
	Portfolio -	Portfolio -	International	SmallCap Fund
	Service Class	Service Class	Fund - Class Q	- Class A

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	2
Net unrealized appreciation (depreciation) during the year	-	-	-	51
Net increase (decrease) in net assets from operations	-	-	-	54
Changes from contract transactions:
Total unit transactions	-	-	2	229
Net increase (decrease) in assets derived from
principal transactions	-	-	2	229
Total increase (decrease) in net assets	-	-	2	283
Net assets at December 31, 2005	-	-	2	283

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	24	-	21
Net unrealized appreciation (depreciation) during the year	49	37	-	95
Net increase (decrease) in net assets from operations	49	59	-	116
Changes from contract transactions:
Total unit transactions	718	1,082	5	438
Net increase (decrease) in assets derived from
principal transactions	718	1,082	5	438
Total increase (decrease) in net assets	767	1,141	5	554
Net assets at December 31, 2006	$ 767	$ 1,141	$ 7	$ 837

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING American	ING American
	Century Large	Century Large	ING American	ING American
	Company	Company	Century Select	Century Select
	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	- Adviser Class	- Service Class	Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ 5,760	$ -	$ 2,070

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	(1,225)	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	323	1,352	(35)
Net unrealized appreciation (depreciation) during the year	-	(343)	11,572	(94)

Net increase (decrease) in net assets from operations	-	(25)	11,699	(135)
Changes from contract transactions:
Total unit transactions	-	(1,340)	146,447	(1,915)

Net increase (decrease) in assets derived from
principal transactions	-	(1,340)	146,447	(1,915)

Total increase (decrease) in net assets	-	(1,365)	158,146	(2,050)

Net assets at December 31, 2005	-	4,395	158,146	20

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(40)	326	-
Total realized gain (loss) on investments
and capital gains distributions	-	345	951	-
Net unrealized appreciation (depreciation) during the year	1	478	(5,974)	(1)

Net increase (decrease) in net assets from operations	1	783	(4,697)	(1)
Changes from contract transactions:
Total unit transactions	8	112	(21,892)	(19)

Net increase (decrease) in assets derived from
principal transactions	8	112	(21,892)	(19)

Total increase (decrease) in net assets	9	895	(26,589)	(20)

Net assets at December 31, 2006	$ 9	$ 5,290	$ 131,557	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING American	ING American		ING Baron
	Century Small-	Century Small-		Small Cap
	Mid Cap Value	Mid Cap Value	ING Baron	Growth
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -
	Adviser Class	Service Class	- Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ 25,577	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(236)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	3,933	-	-
Net unrealized appreciation (depreciation) during the year	-	(1,715)	-	-
Net increase (decrease) in net assets from operations	-	1,982	-	-
Changes from contract transactions:
Total unit transactions	-	4,038	-	-
Net increase (decrease) in assets derived from
principal transactions	-	4,038	-	-
Total increase (decrease) in net assets	-	6,020	-	-
Net assets at December 31, 2005	-	31,597	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(321)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	-	760	1	(2)
Net unrealized appreciation (depreciation) during the year	2	3,923	13	3
Net increase (decrease) in net assets from operations	2	4,362	13	1
Changes from contract transactions:
Total unit transactions	20	(2,133)	293	62
Net increase (decrease) in assets derived from
principal transactions	20	(2,133)	293	62
Total increase (decrease) in net assets	22	2,229	306	63
Net assets at December 31, 2006	$ 22	$ 33,826	$ 306	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis	ING Fidelity®
	Growth	Value II	Venture Value	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 58,317	$ -	$ 10,359	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(748)	-	(92)	-
Total realized gain (loss) on investments
and capital gains distributions	3,613	-	624	-
Net unrealized appreciation (depreciation) during the year	1,571	-	(399)	-
Net increase (decrease) in net assets from operations	4,436	-	133	-
Changes from contract transactions:
Total unit transactions	16,416	-	(3,162)	-
Net increase (decrease) in assets derived from
principal transactions	16,416	-	(3,162)	-
Total increase (decrease) in net assets	20,852	-	(3,029)	-
Net assets at December 31, 2005	79,169	-	7,330	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(888)	-	(89)	-
Total realized gain (loss) on investments
and capital gains distributions	4,474	-	781	-
Net unrealized appreciation (depreciation) during the year	7,482	3	315	2
Net increase (decrease) in net assets from operations	11,068	3	1,007	2
Changes from contract transactions:
Total unit transactions	1,214	36	1,131	108
Net increase (decrease) in assets derived from
principal transactions	1,214	36	1,131	108
Total increase (decrease) in net assets	12,282	39	2,138	110
Net assets at December 31, 2006	$ 91,451	$ 39	$ 9,468	$ 110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING Goldman
	ING	ING	ING Goldman	Sachs®
	Fundamental	Fundamental	Sachs® Capital	Structured
	Research	Research	Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ 1,536	$ 1,490	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	(13)		-
Total realized gain (loss) on investments
and capital gains distributions	-	45	65		-
Net unrealized appreciation (depreciation) during the year	-	24	(22)		-
Net increase (decrease) in net assets from operations	-	68	30		-
Changes from contract transactions:
Total unit transactions	-	(68)	481		-
Net increase (decrease) in assets derived from
principal transactions	-	(68)	481		-
Total increase (decrease) in net assets	-	-	511		-
Net assets at December 31, 2005	-	1,536	2,001		-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(16)	(21)		-
Total realized gain (loss) on investments
and capital gains distributions	-	91	95		-
Net unrealized appreciation (depreciation) during the year	-	79	72		-
Net increase (decrease) in net assets from operations	-	154	146		-
Changes from contract transactions:
Total unit transactions	5	(180)	10		2
Net increase (decrease) in assets derived from
principal transactions	5	(180)	10		2
Total increase (decrease) in net assets	5	(26)	156		2
Net assets at December 31, 2006	$ 5	$ 1,510	$ 2,157	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	International	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ 138,552	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(359)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	10,588	-	-
Net unrealized appreciation (depreciation) during the year	-	1,368	-	-
Net increase (decrease) in net assets from operations	-	11,597	-	-
Changes from contract transactions:
Total unit transactions	-	(10,344)	3	-
Net increase (decrease) in assets derived from
principal transactions	-	(10,344)	3	-
Total increase (decrease) in net assets	-	1,253	3	-
Net assets at December 31, 2005	-	139,805	3	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(136)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	11,560	1	1
Net unrealized appreciation (depreciation) during the year	1	16,783	1	4
Net increase (decrease) in net assets from operations	1	28,207	2	5
Changes from contract transactions:
Total unit transactions	19	(17,809)	11	86
Net increase (decrease) in assets derived from
principal transactions	19	(17,809)	11	86
Total increase (decrease) in net assets	20	10,398	13	91
Net assets at December 31, 2006	$ 20	$ 150,203	$ 16	$ 91

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING Legg		ING Legg
		Mason	ING Legg	Mason
		Partners	Mason Partners	Partners
	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class

Net assets at January 1, 2005	$ 14,426	$ -	$ 228,353	$ 16

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(159)	-	(2,171)	-
Total realized gain (loss) on investments
and capital gains distributions	2,782	-	(5,877)	-
Net unrealized appreciation (depreciation) during the year	(1,107)	-	27,528	3
Net increase (decrease) in net assets from operations	1,516	-	19,480	3
Changes from contract transactions:
Total unit transactions	8,391	-	(33,908)	17
Net increase (decrease) in assets derived from
principal transactions	8,391	-	(33,908)	17
Total increase (decrease) in net assets	9,907	-	(14,428)	20
Net assets at December 31, 2005	24,333	-	213,925	36

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(288)	-	(2,190)	-
Total realized gain (loss) on investments
and capital gains distributions	572	-	(1,080)	-
Net unrealized appreciation (depreciation) during the year	3,657	1	21,852	6
Net increase (decrease) in net assets from operations	3,941	1	18,582	6
Changes from contract transactions:
Total unit transactions	4,304	16	(28,700)	40
Net increase (decrease) in assets derived from
principal transactions	4,304	16	(28,700)	40
Total increase (decrease) in net assets	8,245	17	(10,118)	46
Net assets at December 31, 2006	$ 32,578	$ 17	$ 203,807	$ 82

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Legg	ING Legg
	Mason	Mason Partners	ING Neuberger	ING Neuberger
	Partners Large	Large Cap	Berman	Berman
	Cap Growth	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(29)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	397	-	-
Net unrealized appreciation (depreciation) during the year	-	159	-	-
Net increase (decrease) in net assets from operations	-	527	-	-
Changes from contract transactions:
Total unit transactions	-	3,586	-	-
Net increase (decrease) in assets derived from
principal transactions	-	3,586	-	-
Total increase (decrease) in net assets	-	4,113	-	-
Net assets at December 31, 2005	-	4,113	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(40)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	70	7	-
Net unrealized appreciation (depreciation) during the year	1	65	-	-
Net increase (decrease) in net assets from operations	1	95	7	-
Changes from contract transactions:
Total unit transactions	32	(358)	225	1
Net increase (decrease) in assets derived from
principal transactions	32	(358)	225	1
Total increase (decrease) in net assets	33	(263)	232	1
Net assets at December 31, 2006	$ 33	$ 3,850	$ 232	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING	ING	ING
	ING OpCap	Oppenheimer	Oppenheimer	Oppenheimer
	Balanced Value	Global	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class

Net assets at January 1, 2005	$ 20,474	$ -	$ -	$ 2,264

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(136)	-	1,160	(9)
Total realized gain (loss) on investments
and capital gains distributions	803	-	20,311	37
Net unrealized appreciation (depreciation) during the year	(448)	-	128,131	(208)

Net increase (decrease) in net assets from operations	219	-	149,602	(180)
Changes from contract transactions:
Total unit transactions	(4,120)	-	732,135	(2,064)

Net increase (decrease) in assets derived from
principal transactions	(4,120)	-	732,135	(2,064)

Total increase (decrease) in net assets	(3,901)	-	881,737	(2,244)

Net assets at December 31, 2005	16,573	-	881,737	20

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(28)	-	(8,716)	(2)
Total realized gain (loss) on investments
and capital gains distributions	660	1	31,773	2
Net unrealized appreciation (depreciation) during the year	588	5	119,373	18
Net increase (decrease) in net assets from operations	1,220	6	142,430	18
Changes from contract transactions:
Total unit transactions	(4,296)	90	(102,837)	142
Net increase (decrease) in assets derived from
principal transactions	(4,296)	90	(102,837)	142
Total increase (decrease) in net assets	(3,076)	96	39,593	160
Net assets at December 31, 2006	$ 13,497	$ 96	$ 921,330	$ 180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic	ING PIMCO	ING PIMCO
	Income	Income	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Adviser Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ 43,692

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,794	-	290
Total realized gain (loss) on investments
and capital gains distributions	-	184	-	854
Net unrealized appreciation (depreciation) during the year	-	(342)	-	(680)

Net increase (decrease) in net assets from operations	-	1,636	-	464
Changes from contract transactions:
Total unit transactions	-	114,714	-	10,797
Net increase (decrease) in assets derived from
principal transactions	-	114,714	-	10,797
Total increase (decrease) in net assets	-	116,350	-	11,261
Net assets at December 31, 2005	-	116,350	-	54,953

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(654)	2	394
Total realized gain (loss) on investments
and capital gains distributions	-	644	-	107
Net unrealized appreciation (depreciation) during the year	5	8,090	5	1,238
Net increase (decrease) in net assets from operations	5	8,080	7	1,739
Changes from contract transactions:
Total unit transactions	122	(11,537)	262	6,231
Net increase (decrease) in assets derived from
principal transactions	122	(11,537)	262	6,231
Total increase (decrease) in net assets	127	(3,457)	269	7,970
Net assets at December 31, 2006	$ 127	$ 112,893	$ 269	$ 62,923

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	4
Net unrealized appreciation (depreciation) during the year	-	-	2	48
Net increase (decrease) in net assets from operations	-	-	2	46
Changes from contract transactions:
Total unit transactions	-	-	438	1,934
Net increase (decrease) in assets derived from
principal transactions	-	-	438	1,934
Total increase (decrease) in net assets	-	-	440	1,980
Net assets at December 31, 2005	-	-	440	1,980

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	-	(8)	(52)
Total realized gain (loss) on investments
and capital gains distributions	3	-	12	58
Net unrealized appreciation (depreciation) during the year	14	-	150	919
Net increase (decrease) in net assets from operations	28	-	154	925
Changes from contract transactions:
Total unit transactions	972	6	2,256	12,303
Net increase (decrease) in assets derived from
principal transactions	972	6	2,256	12,303
Total increase (decrease) in net assets	1,000	6	2,410	13,228
Net assets at December 31, 2006	$ 1,000	$ 6	$ 2,850	$ 15,208

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(7)	(1)	(3)
Total realized gain (loss) on investments and capital gains
distributions	-	1	-	-
Net unrealized appreciation (depreciation) during the year	2	55	6	35
Net increase (decrease) in net assets from operations	2	49	5	32
Changes from contract transactions:
Total unit transactions	264	1,869	435	1,144
Net increase (decrease) in assets derived from
principal transactions	264	1,869	435	1,144
Total increase (decrease) in net assets	266	1,918	440	1,176
Net assets at December 31, 2005	266	1,918	440	1,176

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(10)	(53)	(12)	(41)
Total realized gain (loss) on investments and capital gains
distributions	7	71	8	71
Net unrealized appreciation (depreciation) during the year	255	1,237	255	874
Net increase (decrease) in net assets from operations	252	1,255	251	904
Changes from contract transactions:
Total unit transactions	3,872	15,010	3,163	9,926
Net increase (decrease) in assets derived from
principal transactions	3,872	15,010	3,163	9,926
Total increase (decrease) in net assets	4,124	16,265	3,414	10,830
Net assets at December 31, 2006	$ 4,390	$ 18,183	$ 3,854	$ 12,006

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			ING Solution	ING Solution
	ING Solution	ING Solution	Income	Income
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	-	(2)
Total realized gain (loss) on investments and capital gains
distributions	-	13	-	-
Net unrealized appreciation (depreciation) during the year	1	15	-	6
Net increase (decrease) in net assets from operations	1	26	-	4
Changes from contract transactions:
Total unit transactions	255	560	40	337
Net increase (decrease) in assets derived from
principal transactions	255	560	40	337
Total increase (decrease) in net assets	256	586	40	341
Net assets at December 31, 2005	256	586	40	341

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	(29)	(2)	(8)
Total realized gain (loss) on investments and capital gains
distributions	4	61	3	15
Net unrealized appreciation (depreciation) during the year	155	525	37	82
Net increase (decrease) in net assets from operations	152	557	38	89
Changes from contract transactions:
Total unit transactions	1,842	6,443	1,579	2,316
Net increase (decrease) in assets derived from
principal transactions	1,842	6,443	1,579	2,316
Total increase (decrease) in net assets	1,994	7,000	1,617	2,405
Net assets at December 31, 2006	$ 2,250	$ 7,586	$ 1,657	$ 2,746

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price	Price	Price	ING T. Rowe
	Diversified Mid	Diversified Mid	Diversified Mid	Price Growth
	Cap Growth	Cap Growth	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class

Net assets at January 1, 2005	$ -	$ -	$ 9,594	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(3,119)	(30)	-
Total realized gain (loss) on investments and capital gains
distributions	-	10,258	(3)	-
Net unrealized appreciation (depreciation) during the year	-	58,316	(629)	-
Net increase (decrease) in net assets from operations	-	65,455	(662)	-
Changes from contract transactions:
Total unit transactions	-	363,967	(8,702)	-
Net increase (decrease) in assets derived from
principal transactions	-	363,967	(8,702)	-
Total increase (decrease) in net assets	-	429,422	(9,364)	-
Net assets at December 31, 2005	-	429,422	230	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(4,371)	(3)	-
Total realized gain (loss) on investments and capital gains
distributions	-	21,200	19	-
Net unrealized appreciation (depreciation) during the year	1	15,200	14	9
Net increase (decrease) in net assets from operations	1	32,029	30	9
Changes from contract transactions:
Total unit transactions	38	(64,164)	165	134
Net increase (decrease) in assets derived from
principal transactions	38	(64,164)	165	134
Total increase (decrease) in net assets	39	(32,135)	195	143
Net assets at December 31, 2006	$ 39	$ 397,287	$ 425	$ 143

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	ING Templeton	ING
	Equity	Equity	Foreign Equity	Thornburg
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Initial Class	Service Class	Service Class	- Adviser Class

Net assets at January 1, 2005	$ 291,385	$ 219	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,518)	-	-	-
Total realized gain (loss) on investments and capital gains
distributions	5,156	15	-	-
Net unrealized appreciation (depreciation) during the year	9,694	10	-	-
Net increase (decrease) in net assets from operations	13,332	25	-	-
Changes from contract transactions:
Total unit transactions	(22,676)	202	-	-
Net increase (decrease) in assets derived from
principal transactions	(22,676)	202	-	-
Total increase (decrease) in net assets	(9,344)	227	-	-
Net assets at December 31, 2005	282,041	446	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,186)	(4)	2	-
Total realized gain (loss) on investments and capital gains
distributions	6,155	12	7	-
Net unrealized appreciation (depreciation) during the year	28,097	74	17	4
Net increase (decrease) in net assets from operations	32,066	82	26	4
Changes from contract transactions:
Total unit transactions	(32,576)	339	276	50
Net increase (decrease) in assets derived from
principal transactions	(32,576)	339	276	50
Total increase (decrease) in net assets	(510)	421	302	54
Net assets at December 31, 2006	$ 281,531	$ 867	$ 302	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING	Large Cap	Large Cap	Small Cap
	Thornburg	Equity	Equity	Growth
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ 143,585	$ 135,468	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(291)	(249)	-	-
Total realized gain (loss) on investments and capital gains
distributions	(34,798)	(2,729)	-	-
Net unrealized appreciation (depreciation) during the year	35,110	13,334	-	-
Net increase (decrease) in net assets from operations	21	10,356	-	-
Changes from contract transactions:
Total unit transactions	(24,881)	(11,334)	-	-
Net increase (decrease) in assets derived from
principal transactions	(24,881)	(11,334)	-	-
Total increase (decrease) in net assets	(24,860)	(978)	-	-
Net assets at December 31, 2005	118,725	134,490	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(618)	(349)	-	-
Total realized gain (loss) on investments and capital gains
distributions	(16,117)	(977)	-	3
Net unrealized appreciation (depreciation) during the year	33,319	17,951	-	-
Net increase (decrease) in net assets from operations	16,584	16,625	-	3
Changes from contract transactions:
Total unit transactions	(17,953)	(15,835)	3	21
Net increase (decrease) in assets derived from
principal transactions	(17,953)	(15,835)	3	21
Total increase (decrease) in net assets	(1,369)	790	3	24
Net assets at December 31, 2006	$ 117,356	$ 135,280	$ 3	$ 24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Equity Kampen Equity
	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class

Net assets at January 1, 2005	$ -	$ 71,730	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(401)	-	(2,185)
Total realized gain (loss) on investments and capital gains
distributions	-	6,507	-	1,167
Net unrealized appreciation (depreciation) during the year	-	(3,185)	-	29,579
Net increase (decrease) in net assets from operations	-	2,921	-	28,561
Changes from contract transactions:
Total unit transactions	-	23,485	-	316,168
Net increase (decrease) in assets derived from
principal transactions	-	23,485	-	316,168
Total increase (decrease) in net assets	-	26,406	-	344,729
Net assets at December 31, 2005	-	98,136	-	344,729

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(275)	-	3,243
Total realized gain (loss) on investments and capital gains
distributions	2	10,310	-	16,366
Net unrealized appreciation (depreciation) during the year	5	4,322	1	20,526
Net increase (decrease) in net assets from operations	7	14,357	1	40,135
Changes from contract transactions:
Total unit transactions	144	(12,252)	20	(6,307)

Net increase (decrease) in assets derived from
principal transactions	144	(12,252)	20	(6,307)

Total increase (decrease) in net assets	151	2,105	21	33,828
Net assets at December 31, 2006	$ 151	$ 100,241	$ 21	$ 378,557

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class I

Net assets at January 1, 2005	$ 2,372	$ 36,460	$ 81,653	$ 70,666

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(15)	403	111	333
Total realized gain (loss) on investments and capital gains
distributions	105	637	5	235
Net unrealized appreciation (depreciation) during the year	(176)	41	3,794	2,067
Net increase (decrease) in net assets from operations	(86)	1,081	3,910	2,635
Changes from contract transactions:
Total unit transactions	(2,273)	1,625	(4,378)	382
Net increase (decrease) in assets derived from
principal transactions	(2,273)	1,625	(4,378)	382
Total increase (decrease) in net assets	(2,359)	2,706	(468)	3,017
Net assets at December 31, 2005	13	39,166	81,185	73,683

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	629	246	621
Total realized gain (loss) on investments and capital gains
distributions	2	2,407	2,151	2,774
Net unrealized appreciation (depreciation) during the year	4	(230)	7,313	4,155
Net increase (decrease) in net assets from operations	6	2,806	9,710	7,550
Changes from contract transactions:
Total unit transactions	71	(2,452)	(2,303)	1,574
Net increase (decrease) in assets derived from
principal transactions	71	(2,452)	(2,303)	1,574
Total increase (decrease) in net assets	77	354	7,407	9,124
Net assets at December 31, 2006	$ 90	$ 39,520	$ 88,592	$ 82,807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Series 1	Series 2	Series 3

Net assets at January 1, 2005	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,888)	17	215	280
Total realized gain (loss) on investments and capital gains
distributions	(249,526)	99	429	27
Net unrealized appreciation (depreciation) during the year	382,184	(116)	(771)	(688)

Net increase (decrease) in net assets from operations	130,770	-	(127)	(381)
Changes from contract transactions:
Total unit transactions	(337,838)	(786)	(7,431)	(15,422)

Net increase (decrease) in assets derived from
principal transactions	(337,838)	(786)	(7,431)	(15,422)

Total increase (decrease) in net assets	(207,068)	(786)	(7,558)	(15,803)

Net assets at December 31, 2005	1,975,255	1,438	11,168	37,121

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	788	15	161	382
Total realized gain (loss) on investments and capital gains
distributions	(131,519)	24	80	37
Net unrealized appreciation (depreciation) during the year	368,164	27	203	981
Net increase (decrease) in net assets from operations	237,433	66	444	1,400
Changes from contract transactions:
Total unit transactions	(272,500)	(509)	(4,007)	(10,636)

Net increase (decrease) in assets derived from
principal transactions	(272,500)	(509)	(4,007)	(10,636)

Total increase (decrease) in net assets	(35,067)	(443)	(3,563)	(9,236)

Net assets at December 31, 2006	$ 1,940,188	$ 995	$ 7,605	$ 27,885

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8

Net assets at January 1, 2005	$ 696	$ 5,605	$ 4,017	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(69)	(56)	(21)
Total realized gain (loss) on investments and capital gains
distributions	13	14	2	4
Net unrealized appreciation (depreciation) during the year	(4)	98	83	35
Net increase (decrease) in net assets from operations	4	43	29	18
Changes from contract transactions:
Total unit transactions	(55)	(1,032)	(107)	1,538
Net increase (decrease) in assets derived from
principal transactions	(55)	(1,032)	(107)	1,538
Total increase (decrease) in net assets	(51)	(989)	(78)	1,556
Net assets at December 31, 2005	645	4,616	3,939	1,556

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	27	34	2
Total realized gain (loss) on investments and capital gains
distributions	28	73	34	14
Net unrealized appreciation (depreciation) during the year	29	222	238	109
Net increase (decrease) in net assets from operations	59	322	306	125
Changes from contract transactions:
Total unit transactions	(19)	(1,007)	(689)	(174)

Net increase (decrease) in assets derived from
principal transactions	(19)	(1,007)	(689)	(174)

Total increase (decrease) in net assets	40	(685)	(383)	(49)

Net assets at December 31, 2006	$ 685	$ 3,931	$ 3,556	$ 1,507

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING VP Global
				Science and
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Class I

Net assets at January 1, 2005	$ -	$ -	$ -	$ 40,737

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	-	(370)
Total realized gain (loss) on investments and capital gains
distributions	-	-	-	1,468
Net unrealized appreciation (depreciation) during the year	1	-	-	2,353
Net increase (decrease) in net assets from operations	(1)	-	-	3,451
Changes from contract transactions:
Total unit transactions	221	107	80	(3,636)

Net increase (decrease) in assets derived from
principal transactions	221	107	80	(3,636)

Total increase (decrease) in net assets	220	107	80	(185)

Net assets at December 31, 2005	220	107	80	40,552

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	(1)	(405)
Total realized gain (loss) on investments and capital gains
distributions	-	2	-	2,142
Net unrealized appreciation (depreciation) during the year	13	6	3	589
Net increase (decrease) in net assets from operations	13	7	2	2,326
Changes from contract transactions:
Total unit transactions	(65)	(38)	(35)	(5,284)

Net increase (decrease) in assets derived from
principal transactions	(65)	(38)	(35)	(5,284)

Total increase (decrease) in net assets	(52)	(31)	(33)	(2,958)

Net assets at December 31, 2006	$ 168	$ 76	$ 47	$ 37,594

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP	ING VP Index	ING VP Index	ING VP Index
	Growth	Plus LargeCap	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I

Net assets at January 1, 2005	89,883	$ 562,520	$ -	$ 361,470

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(234)	1,094	-	(2,004)
Total realized gain (loss) on investments and capital gains
distributions	(16,707)	(21,391)	-	31,336
Net unrealized appreciation (depreciation) during the year	22,821	42,006	-	8,200
Net increase (decrease) in net assets from operations	5,880	21,709	-	37,532
Changes from contract transactions:
Total unit transactions	(16,863)	(52,096)	-	17,463
Net increase (decrease) in assets derived from
principal transactions	(16,863)	(52,096)	-	17,463
Total increase (decrease) in net assets	(10,983)	(30,387)	-	54,995
Net assets at December 31, 2005	78,900	532,133	-	416,465

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(690)	247	-	(1,595)
Total realized gain (loss) on investments and capital gains
distributions	(12,107)	(16,794)	2	47,518
Net unrealized appreciation (depreciation) during the year	13,849	83,656	-	(11,351)

Net increase (decrease) in net assets from operations	1,052	67,109	2	34,572
Changes from contract transactions:
Total unit transactions	(12,115)	(59,790)	5	(29,309)

Net increase (decrease) in assets derived from
principal transactions	(12,115)	(59,790)	5	(29,309)

Total increase (decrease) in net assets	(11,063)	7,319	7	5,263
Net assets at December 31, 2006	$ 67,837	$ 539,452	$ 7	$ 421,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				ING VP
	ING VP Index	ING VP Index	ING VP Index	International
	Plus MidCap	Plus SmallCap	Plus SmallCap	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I

Net assets at January 1, 2005	$ -	$ 158,486	$ -	$ 14,340

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,121)	-	(6)
Total realized gain (loss) on investments and capital gains
distributions	-	12,494	-	1,630
Net unrealized appreciation (depreciation) during the year	-	(333)	-	632
Net increase (decrease) in net assets from operations	-	11,040	-	2,256
Changes from contract transactions:
Total unit transactions	-	12,720	-	383
Net increase (decrease) in assets derived from
principal transactions	-	12,720	-	383
Total increase (decrease) in net assets	-	23,760	-	2,639
Net assets at December 31, 2005	-	182,246	-	16,979

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,106)	-	110
Total realized gain (loss) on investments and capital gains
distributions	-	20,788	-	1,431
Net unrealized appreciation (depreciation) during the year	1	3,103	1	2,490
Net increase (decrease) in net assets from operations	1	22,785	1	4,031
Changes from contract transactions:
Total unit transactions	42	(15,154)	51	1,616
Net increase (decrease) in assets derived from
principal transactions	42	(15,154)	51	1,616
Total increase (decrease) in net assets	43	7,631	52	5,647
Net assets at December 31, 2006	$ 43	$ 189,877	$ 52	$ 22,626

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP
	International	ING VP Small	ING VP Small	ING VP Value
	Equity	Company	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I

Net assets at January 1, 2005	$ -	$ 175,779	$ -	$ 110,369

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,325)	-	834
Total realized gain (loss) on investments and capital gains
distributions	-	16,845	-	(1,227)
Net unrealized appreciation (depreciation) during the year	-	(2,434)	-	5,789
Net increase (decrease) in net assets from operations	-	13,086	-	5,396
Changes from contract transactions:
Total unit transactions	-	(30,136)	-	(17,785)

Net increase (decrease) in assets derived from
principal transactions	-	(30,136)	-	(17,785)

Total increase (decrease) in net assets	-	(17,050)	-	(12,389)

Net assets at December 31, 2005	-	158,729	-	97,980

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1,020)	-	412
Total realized gain (loss) on investments and capital gains
distributions	-	35,627	-	2,215
Net unrealized appreciation (depreciation) during the year	2	(10,251)	-	11,020
Net increase (decrease) in net assets from operations	2	24,356	-	13,647
Changes from contract transactions:
Total unit transactions	16	(13,998)	11	(14,817)

Net increase (decrease) in assets derived from
principal transactions	16	(13,998)	11	(14,817)

Total increase (decrease) in net assets	18	10,358	11	(1,170)

Net assets at December 31, 2006	$ 18	$ 169,087	$ 11	$ 96,810

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP			ING VP
	Financial	ING VP	ING VP	MidCap
	Services	International	International	Opportunities
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Class I	- Class I	- Class S	Class I

Net assets at January 1, 2005	$ 194	$ 58,379	$ -	$ 5,546

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	999	-	(57)
Total realized gain (loss) on investments and capital gains
distributions	48	8,434	-	266
Net unrealized appreciation (depreciation) during the year	8	(3,085)	-	237
Net increase (decrease) in net assets from operations	57	6,348	-	446
Changes from contract transactions:
Total unit transactions	539	13,717	-	(715)

Net increase (decrease) in assets derived from
principal transactions	539	13,717	-	(715)

Total increase (decrease) in net assets	596	20,065	-	(269)

Net assets at December 31, 2005	790	78,444	-	5,277

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	1,502	1	(67)
Total realized gain (loss) on investments and capital gains
distributions	154	10,192	3	327
Net unrealized appreciation (depreciation) during the year	159	13,241	3	47
Net increase (decrease) in net assets from operations	321	24,935	7	307
Changes from contract transactions:
Total unit transactions	2,510	20,374	53	557
Net increase (decrease) in assets derived from
principal transactions	2,510	20,374	53	557
Total increase (decrease) in net assets	2,831	45,309	60	864
Net assets at December 31, 2006	$ 3,621	$ 123,753	$ 60	$ 6,141

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP			ING VP	ING VP
	MidCap			SmallCap	SmallCap
	Opportunities		ING VP Real	Opportunities	Opportunities
	Portfolio -		Estate Portfolio	Portfolio -	Portfolio -
	Class S		- Class I	Class I	Class S

Net assets at January 1, 2005	$ -		$ 27,225	$ 8,178	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)		-	603	(69)	-
Total realized gain (loss) on investments and capital gains
distributions		-	1,431	749	-
Net unrealized appreciation (depreciation) during the year		-	2,662	(57)	-
Net increase (decrease) in net assets from operations		-	4,696	623	-
Changes from contract transactions:
Total unit transactions		-	15,272	530	-
Net increase (decrease) in assets derived from
principal transactions		-	15,272	530	-
Total increase (decrease) in net assets		-	19,968	1,153	-
Net assets at December 31, 2005		-	47,193	9,331	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)		-	876	(90)	-
Total realized gain (loss) on investments and capital gains
distributions		-	4,302	709	(2)
Net unrealized appreciation (depreciation) during the year		-	14,669	413	-
Net increase (decrease) in net assets from operations		-	19,847	1,032	(2)
Changes from contract transactions:
Total unit transactions		3	19,666	(172)	12
Net increase (decrease) in assets derived from
principal transactions		3	19,666	(172)	12
Total increase (decrease) in net assets		3	39,513	860	10
Net assets at December 31, 2006	$ 3		$ 86,706	$ 10,191	$ 10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP Money
	Balanced	Intermediate	Intermediate	Market
	Portfolio -	Bond Portfolio	Bond Portfolio	Portfolio -
	Class I	- Class I	- Class S	Class I

Net assets at January 1, 2005	$ 692,148	$ 407,745	$ -	$ 216,952

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,354	11,077	-	500
Total realized gain (loss) on investments and capital gains
distributions	(19,190)	4,825	-	566
Net unrealized appreciation (depreciation) during the year	30,595	(7,637)	-	3,319
Net increase (decrease) in net assets from operations	19,759	8,265	-	4,385
Changes from contract transactions:
Total unit transactions	(74,453)	(10,992)	-	(10,626)

Net increase (decrease) in assets derived from
principal transactions	(74,453)	(10,992)	-	(10,626)

Total increase (decrease) in net assets	(54,694)	(2,727)	-	(6,241)

Net assets at December 31, 2005	637,454	405,018	-	210,711

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,254	11,890	-	3,985
Total realized gain (loss) on investments and capital gains
distributions	(9,580)	(383)	-	1,326
Net unrealized appreciation (depreciation) during the year	52,946	232	-	5,988
Net increase (decrease) in net assets from operations	51,620	11,739	-	11,299
Changes from contract transactions:
Total unit transactions	(100,710)	(16,611)	12	140,762
Net increase (decrease) in assets derived from
principal transactions	(100,710)	(16,611)	12	140,762
Total increase (decrease) in net assets	(49,090)	(4,872)	12	152,061
Net assets at December 31, 2006	$ 588,364	$ 400,146	$ 12	$ 362,772

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Janus Aspen	Janus Aspen
	ING VP		Series Balanced	Series Flexible
	Natural	Janus Adviser	Portfolio -	Bond Portfolio
	Resources	Balanced Fund	Institutional	- Institutional
	Trust	- Class S	Shares	Shares

Net assets at January 1, 2005	$ 20,790	$ -	$ 356,943	$ 78,169

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(367)	-	(993)	(202)
Total realized gain (loss) on investments and capital gains
distributions	6,086	-	(3,844)	(1,125)
Net unrealized appreciation (depreciation) during the year	6,520	-	(7,779)	1,045
Net increase (decrease) in net assets from operations	12,239	-	(12,616)	(282)
Changes from contract transactions:
Total unit transactions	24,751	1	(343,819)	(77,741)

Net increase (decrease) in assets derived from
principal transactions	24,751	1	(343,819)	(77,741)

Total increase (decrease) in net assets	36,990	1	(356,435)	(78,023)

Net assets at December 31, 2005	57,780	1	508	146

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(775)	-	4	4
Total realized gain (loss) on investments and capital gains
distributions	13,790	-	25	(5)
Net unrealized appreciation (depreciation) during the year	(2,424)	-	10	4
Net increase (decrease) in net assets from operations	10,591	-	39	3
Changes from contract transactions:
Total unit transactions	4,610	-	(153)	(35)

Net increase (decrease) in assets derived from
principal transactions	4,610	-	(153)	(35)

Total increase (decrease) in net assets	15,201	-	(114)	(32)

Net assets at December 31, 2006	$ 72,981	$ 1	$ 394	$ 114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series
	Series Large	Series Mid Cap	Worldwide
	Cap Growth	Growth	Growth	Legg Mason
	Portfolio -	Portfolio -	Portfolio -	Value Trust,
	Institutional	Institutional	Institutional	Inc. - Primary
	Shares	Shares	Shares	Class

Net assets at January 1, 2005	$ 199,501	$ 458,336	$ 425,591	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(554)	(1,301)	(1,202)	(8)
Total realized gain (loss) on investments and capital gains
distributions	(95,718)	(337,444)	(188,088)	1
Net unrealized appreciation (depreciation) during the year	83,526	308,520	175,869	150
Net increase (decrease) in net assets from operations	(12,746)	(30,225)	(13,421)	143
Changes from contract transactions:
Total unit transactions	(186,570)	(427,622)	(411,789)	1,186
Net increase (decrease) in assets derived from
principal transactions	(186,570)	(427,622)	(411,789)	1,186
Total increase (decrease) in net assets	(199,316)	(457,847)	(425,210)	1,329
Net assets at December 31, 2005	185	489	381	1,329

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(6)	2	(14)
Total realized gain (loss) on investments and capital gains
distributions	7	47	22	30
Net unrealized appreciation (depreciation) during the year	10	13	30	60
Net increase (decrease) in net assets from operations	16	54	54	76
Changes from contract transactions:
Total unit transactions	(53)	(77)	(82)	109
Net increase (decrease) in assets derived from
principal transactions	(53)	(77)	(82)	109
Total increase (decrease) in net assets	(37)	(23)	(28)	185
Net assets at December 31, 2006	$ 148	$ 466	$ 353	$ 1,514

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Lord Abbett	Lord Abbett
	LKCM	Lord Abbett	Mid-Cap Value	Small-Cap
	Aquinas	Affiliated Fund	Fund, Inc. -	Value Fund -
	Growth Fund	- Class A	Class A	Class A

Net assets at January 1, 2005	$ -	$ 221	290	$ 530

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	(3)	(7)
Total realized gain (loss) on investments and capital gains
distributions	-	53	60	92
Net unrealized appreciation (depreciation) during the year	-	(23)	(16)	10
Net increase (decrease) in net assets from operations	-	33	41	95
Changes from contract transactions:
Total unit transactions	-	493	487	355
Net increase (decrease) in assets derived from
principal transactions	-	493	487	355
Total increase (decrease) in net assets	-	526	528	450
Net assets at December 31, 2005	-	747	818	980

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	2	(5)	(13)
Total realized gain (loss) on investments and capital gains
distributions	1	80	120	207
Net unrealized appreciation (depreciation) during the year	17	65	(13)	9
Net increase (decrease) in net assets from operations	17	147	102	203
Changes from contract transactions:
Total unit transactions	166	350	161	196
Net increase (decrease) in assets derived from
principal transactions	166	350	161	196
Total increase (decrease) in net assets	183	497	263	399
Net assets at December 31, 2006	$ 183	$ 1,244	$ 1,081	$ 1,379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Lord Abbett
	Series Fund -	Lord Abbett
	Growth and	Series Fund -	Massachusetts
	Income	Mid-Cap Value	Investors	MFS® Total
	Portfolio -	Portfolio -	Growth Stock	Return Series -
	Class VC	Class VC	Fund - Class A	Initial Class

Net assets at January 1, 2005	$ 109,667	$ 96,241	$ 180	$ 74,758

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(91)	(695)	(2)	730
Total realized gain (loss) on investments and capital gains
distributions	9,137	10,551	5	4,372
Net unrealized appreciation (depreciation) during the year	(6,161)	(152)	14	(3,639)

Net increase (decrease) in net assets from operations	2,885	9,704	17	1,463
Changes from contract transactions:
Total unit transactions	10,230	41,364	224	6,526
Net increase (decrease) in assets derived from
principal transactions	10,230	41,364	224	6,526
Total increase (decrease) in net assets	13,115	51,068	241	7,989
Net assets at December 31, 2005	122,782	147,309	421	82,747

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	298	(799)	(5)	1,041
Total realized gain (loss) on investments and capital gains
distributions	7,692	18,446	5	3,933
Net unrealized appreciation (depreciation) during the year	11,603	(1,948)	35	3,101
Net increase (decrease) in net assets from operations	19,593	15,699	35	8,075
Changes from contract transactions:
Total unit transactions	(160)	(6,774)	140	(9,802)

Net increase (decrease) in assets derived from
principal transactions	(160)	(6,774)	140	(9,802)

Total increase (decrease) in net assets	19,433	8,925	175	(1,727)

Net assets at December 31, 2006	$ 142,215	$ 156,234	$ 596	$ 81,020

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Neuberger
		Berman
		Socially	New	New
	Moderate	Responsive	Perspective	Perspective
	Allocation	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Portfolio	Class	Class R-3	Class R-4

Net assets at January 1, 2005	$ 63	$ -	$ 204	$ 8,638

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	3	159
Total realized gain (loss) on investments and capital gains
distributions	-	-	31	1,586
Net unrealized appreciation (depreciation) during the year	(63)	-	12	512
Net increase (decrease) in net assets from operations	(63)	-	46	2,257
Changes from contract transactions:
Total unit transactions	-	-	236	11,138
Net increase (decrease) in assets derived from
principal transactions	-	-	236	11,138
Total increase (decrease) in net assets	(63)	-	282	13,395
Net assets at December 31, 2005	-	-	486	22,033

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	9	172
Total realized gain (loss) on investments and capital gains
distributions	1	6	89	3,613
Net unrealized appreciation (depreciation) during the year	(1)	30	47	1,076
Net increase (decrease) in net assets from operations	-	35	145	4,861
Changes from contract transactions:
Total unit transactions	25	484	573	1,031
Net increase (decrease) in assets derived from
principal transactions	25	484	573	1,031
Total increase (decrease) in net assets	25	519	718	5,892
Net assets at December 31, 2006	$ 25	$ 519	$ 1,204	$ 27,925

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Oppenheimer	Oppenheimer		Oppenheimer
	Capital	Developing	Oppenheimer	Main Street
	Appreciation	Markets Fund -	Global Fund -	Fund® - Class
	Fund - Class A	Class A	Class A	A

Net assets at January 1, 2005	$ 217	$ 37,377	$ 4	$ 13

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	573	-	-
Total realized gain (loss) on investments and capital gains
distributions	2	7,313	1	-
Net unrealized appreciation (depreciation) during the year	12	19,198	2	1
Net increase (decrease) in net assets from operations	13	27,084	3	1
Changes from contract transactions:
Total unit transactions	86	51,007	43	8
Net increase (decrease) in assets derived from
principal transactions	86	51,007	43	8
Total increase (decrease) in net assets	99	78,091	46	9
Net assets at December 31, 2005	316	115,468	50	22

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	286	-	-
Total realized gain (loss) on investments and capital gains
distributions	4	23,254	9	7
Net unrealized appreciation (depreciation) during the year	23	4,924	5	4
Net increase (decrease) in net assets from operations	23	28,464	14	11
Changes from contract transactions:
Total unit transactions	75	19,950	66	142
Net increase (decrease) in assets derived from
principal transactions	75	19,950	66	142
Total increase (decrease) in net assets	98	48,414	80	153
Net assets at December 31, 2006	$ 414	$ 163,882	$ 130	$ 175

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Oppenheimer			Oppenheimer
	Aggressive	Oppenheimer	Oppenheimer	Main Street
	Growth	Global	Main Street	Small Cap
	Fund/VA	Securities/VA	Fund®/VA	Fund®/VA

Net assets at January 1, 2005	$ 3	$ 410,368	$ 43	$ 5

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3,173	-	(3)
Total realized gain (loss) on investments and capital gains
distributions	-	64,535	1	7
Net unrealized appreciation (depreciation) during the year	-	(93,326)	1	49
Net increase (decrease) in net assets from operations	-	(25,618)	2	53
Changes from contract transactions:
Total unit transactions	-	(384,039)	(4)	994
Net increase (decrease) in assets derived from
principal transactions	-	(384,039)	(4)	994
Total increase (decrease) in net assets	-	(409,657)	(2)	1,047
Net assets at December 31, 2005	3	711	41	1,052

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	(1)	(35)
Total realized gain (loss) on investments and capital gains
distributions	-	89	2	142
Net unrealized appreciation (depreciation) during the year	-	24	10	170
Net increase (decrease) in net assets from operations	-	112	11	277
Changes from contract transactions:
Total unit transactions	(2)	(58)	71	3,393
Net increase (decrease) in assets derived from
principal transactions	(2)	(58)	71	3,393
Total increase (decrease) in net assets	(2)	54	82	3,670
Net assets at December 31, 2006	$ 1	$ 765	$ 123	$ 4,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			PIMCO Real
			Return
	Oppenheimer	Pax World	Portfolio -
	Strategic Bond	Balanced Fund,	Administrative	Pioneer Fund -
	Fund/VA	Inc.	Class	Class A

Net assets at January 1, 2005	$ 47,078	$ 16,523	$ 9,519	$ 1

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,121	267	326	-
Total realized gain (loss) on investments and capital gains
distributions	465	1,661	271	-
Net unrealized appreciation (depreciation) during the year	(3,306)	952	(419)	-
Net increase (decrease) in net assets from operations	(720)	2,880	178	-
Changes from contract transactions:
Total unit transactions	(46,204)	34,950	13,146	24
Net increase (decrease) in assets derived from
principal transactions	(46,204)	34,950	13,146	24
Total increase (decrease) in net assets	(46,924)	37,830	13,324	24
Net assets at December 31, 2005	154	54,353	22,843	25

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	390	807	-
Total realized gain (loss) on investments and capital gains
distributions	3	5,652	291	4
Net unrealized appreciation (depreciation) during the year	1	(109)	(1,136)	1
Net increase (decrease) in net assets from operations	9	5,933	(38)	5
Changes from contract transactions:
Total unit transactions	(35)	(10,189)	2,631	16
Net increase (decrease) in assets derived from
principal transactions	(35)	(10,189)	2,631	16
Total increase (decrease) in net assets	(26)	(4,256)	2,593	21
Net assets at December 31, 2006	$ 128	$ 50,097	$ 25,436	$ 46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Pioneer Equity		Pioneer High
	Pioneer High	Income VCT	Pioneer Fund	Yield VCT
	Yield Fund -	Portfolio -	VCT Portfolio -	Portfolio -
	Class A	Class I	Class I	Class I

Net assets at January 1, 2005	$ 437	$ 28,279	$ 2,601	$ 4,468

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	790	12	260
Total realized gain (loss) on investments and capital gains
distributions	29	771	163	144
Net unrealized appreciation (depreciation) during the year	(42)	966	29	(331)

Net increase (decrease) in net assets from operations	11	2,527	204	73
Changes from contract transactions:
Total unit transactions	294	39,120	1,743	2,408
Net increase (decrease) in assets derived from
principal transactions	294	39,120	1,743	2,408
Total increase (decrease) in net assets	305	41,647	1,947	2,481
Net assets at December 31, 2005	742	69,926	4,548	6,949

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	53	1,544	37	443
Total realized gain (loss) on investments and capital gains
distributions	70	3,202	165	30
Net unrealized appreciation (depreciation) during the year	1	12,848	802	280
Net increase (decrease) in net assets from operations	124	17,594	1,004	753
Changes from contract transactions:
Total unit transactions	1,014	31,787	4,161	4,595
Net increase (decrease) in assets derived from
principal transactions	1,014	31,787	4,161	4,595
Total increase (decrease) in net assets	1,138	49,381	5,165	5,348
Net assets at December 31, 2006	$ 1,880	$ 119,307	$ 9,713	$ 12,297

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Pioneer Mid
	Cap Value VCT	T. Rowe Price	T. Rowe Price	Templeton
	Portfolio -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class I	Fund - R Class	Advisor Class	Class A

Net assets at January 1, 2005	$ 49,664	$ 619	$ -	$ 450

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(491)	(4)	-	5
Total realized gain (loss) on investments and capital gains
distributions	6,603	43	-	48
Net unrealized appreciation (depreciation) during the year	(1,467)	4	-	2
Net increase (decrease) in net assets from operations	4,645	43	-	55
Changes from contract transactions:
Total unit transactions	23,159	113	-	132
Net increase (decrease) in assets derived from
principal transactions	23,159	113	-	132
Total increase (decrease) in net assets	27,804	156	-	187
Net assets at December 31, 2005	77,468	775	-	637

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	(2)	-	10
Total realized gain (loss) on investments and capital gains
distributions	20,511	102	1	77
Net unrealized appreciation (depreciation) during the year	(11,870)	50	2	44
Net increase (decrease) in net assets from operations	8,643	150	3	131
Changes from contract transactions:
Total unit transactions	(4,805)	85	27	108
Net increase (decrease) in assets derived from
principal transactions	(4,805)	85	27	108
Total increase (decrease) in net assets	3,838	235	30	239
Net assets at December 31, 2006	$ 81,306	$ 1,010	$ 30	$ 876

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			The Growth	The Growth
	Templeton	Templeton	Fund of	Fund of
	Growth Fund,	Global Bond	America® -	America® -
	Inc. - Class A	Fund - Class A	Class R-3	Class R-4

Net assets at January 1, 2005	$ 61	$ 6,775	$ 1,320	$ 51,341

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	450	(2)	9
Total realized gain (loss) on investments and capital gains
distributions	21	9	47	1,791
Net unrealized appreciation (depreciation) during the year	-	(921)	323	14,129
Net increase (decrease) in net assets from operations	25	(462)	368	15,929
Changes from contract transactions:
Total unit transactions	285	9,028	2,206	77,860
Net increase (decrease) in assets derived from
principal transactions	285	9,028	2,206	77,860
Total increase (decrease) in net assets	310	8,566	2,574	93,789
Net assets at December 31, 2005	371	15,341	3,894	145,130

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	1,080	1	(97)
Total realized gain (loss) on investments and capital gains
distributions	48	7	272	12,415
Net unrealized appreciation (depreciation) during the year	53	1,476	277	5,132
Net increase (decrease) in net assets from operations	107	2,563	550	17,450
Changes from contract transactions:
Total unit transactions	215	15,150	3,369	34,004
Net increase (decrease) in assets derived from
principal transactions	215	15,150	3,369	34,004
Total increase (decrease) in net assets	322	17,713	3,919	51,454
Net assets at December 31, 2006	$ 693	$ 33,054	$ 7,813	$ 196,584

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	The Income
	Fund of	UBS U.S. Small
	America® -	Cap Growth	Diversified	Equity Income
	Class R-3	Fund - Class A	Value Portfolio	Portfolio

Net assets at January 1, 2005	$ 110	$ 48	$ -	$ 208

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	-	-	3
Total realized gain (loss) on investments and capital gains
distributions	10	3	-	13
Net unrealized appreciation (depreciation) during the year	(9)	1	2	(8)

Net increase (decrease) in net assets from operations	6	4	2	8
Changes from contract transactions:
Total unit transactions	179	21	61	24
Net increase (decrease) in assets derived from
principal transactions	179	21	61	24
Total increase (decrease) in net assets	185	25	63	32
Net assets at December 31, 2005	295	73	63	240

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	(2)	-	3
Total realized gain (loss) on investments and capital gains
distributions	32	12	1	15
Net unrealized appreciation (depreciation) during the year	68	2	11	19
Net increase (decrease) in net assets from operations	116	12	12	37
Changes from contract transactions:
Total unit transactions	621	180	25	(42)

Net increase (decrease) in assets derived from
principal transactions	621	180	25	(42)

Total increase (decrease) in net assets	737	192	37	(5)

Net assets at December 31, 2006	$ 1,032	$ 265	$ 100	$ 235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				Washington
	Small			Mutual
	Company		Wanger U.S.	Investors
	Growth		Smaller	FundSM, Inc. -
	Portfolio	Wanger Select	Companies	Class R-3

Net assets at January 1, 2005	$ -	$ 2,227	$ 2,155	$ 1,232

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(46)	(54)	16
Total realized gain (loss) on investments and capital gains
distributions	-	203	52	37
Net unrealized appreciation (depreciation) during the year	-	428	627	(2)

Net increase (decrease) in net assets from operations	-	585	625	51
Changes from contract transactions:
Total unit transactions	-	4,173	6,477	894
Net increase (decrease) in assets derived from
principal transactions	-	4,173	6,477	894
Total increase (decrease) in net assets	-	4,758	7,102	945
Net assets at December 31, 2005	-	6,985	9,257	2,177

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(114)	(121)	27
Total realized gain (loss) on investments and capital gains
distributions	-	406	761	105
Net unrealized appreciation (depreciation) during the year	-	2,627	209	334
Net increase (decrease) in net assets from operations	-	2,919	849	466
Changes from contract transactions:
Total unit transactions	18	16,148	7,005	1,215
Net increase (decrease) in assets derived from
principal transactions	18	16,148	7,005	1,215
Total increase (decrease) in net assets	18	19,067	7,854	1,681
Net assets at December 31, 2006	$ 18	$ 26,052	$ 17,111	$ 3,858

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Washington	Wells Fargo
	Mutual	Advantage
	Investors	Small Cap
	FundSM, Inc. -	Value Fund -
	Class R-4	Class A

Net assets at January 1, 2005	$ 35,859	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	518	-
Total realized gain (loss) on investments and capital gains
distributions	982	-
Net unrealized appreciation (depreciation) during the year	248	-
Net increase (decrease) in net assets from operations	1,748	-
Changes from contract transactions:
Total unit transactions	28,664	-
Net increase (decrease) in assets derived from
principal transactions	28,664	-
Total increase (decrease) in net assets	30,412	-
Net assets at December 31, 2005	66,271	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	689	-
Total realized gain (loss) on investments and capital gains
distributions	2,651	2
Net unrealized appreciation (depreciation) during the year	8,652	(1)

Net increase (decrease) in net assets from operations	11,992	1
Changes from contract transactions:
Total unit transactions	9,893	20
Net increase (decrease) in assets derived from
principal transactions	9,893	20
Total increase (decrease) in net assets	21,885	21
Net assets at December 31, 2006	$ 88,156	$ 21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2006, the Account had 239 investment divisions (the “Divisions”), 85 of which invest in independently managed mutual funds and 154 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or Directed Services,
LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at
December 31, 2006 and related Trusts are as follows:

AIM Growth Series:	American Century Quantitative Equity Funds, Inc.:
AIM Mid Cap Core Equity Fund - Class A	American Century Income & Growth Fund - Advisor
AIM Small Cap Growth Fund - Class A	Class
AIM Investment Funds:	Ariel Investment Trust:
AIM Global Health Care Fund - Investor Class*	Ariel Appreciation Fund
AIM Variable Insurance Funds:	Ariel Fund
AIM V.I. Capital Appreciation Fund - Series I Shares	Baron Investment Funds Trust:
AIM V.I. Core Equity Fund - Series I Shares	Baron Asset Fund
AllianceBernstein Growth and Income Fund, Inc.:	Baron Growth Fund
AllianceBernstein Growth and Income Fund, Inc. - Class	Calvert Variable Series, Inc.:
A	Calvert Social Balanced Portfolio
AllianceBernstein Variable Products Series Fund, Inc.:	Capital One Funds:
AllianceBernstein Growth and Income Portfolio -	Capital One Mid Cap Equity Fund - Class A*
Class A	DWS Institutional Funds:
Allianz Funds:	DWS Equity 500 Index Fund - Class S
Allianz NFJ Small-Cap Value - Class A	EuroPacific Growth Fund®:
American Balanced Fund®, Inc.:	EuroPacific Growth Fund® - Class R-3
American Balanced Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Advisor Series I:	ING Investors Trust (continued):
Fidelity® Advisor Mid Cap Fund - Class T	ING Lord Abbett Affiliated Portfolio - Institutional
Fidelity® Variable Insurance Products:	Class**
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Marsico Growth Portfolio - Service Class*
Fidelity® VIP Growth Portfolio - Initial Class	ING Marsico International Opportunities Portfolio -
Fidelity® VIP High Income Portfolio - Initial Class	Service Class*
Fidelity® VIP Overseas Portfolio - Initial Class	ING MFS Total Return Portfolio - Adviser Class**
Fidelity® Variable Insurance Products II:	ING MFS Total Return Portfolio - Institutional Class**
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING MFS Utilities Portfolio - Service Class*
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Oppenheimer Main Street Portfolio® - Service
Fidelity® Variable Insurance Products III:	Class*
Fidelity® VIP Mid Cap Portfolio - Initial Class**	ING PIMCO High Yield Portfolio - Institutional Class**
Franklin Mutual Series Fund, Inc.:	ING PIMCO High Yield Portfolio - Service Class*
Mutual Discovery Fund - Class R	ING Pioneer Fund Portfolio - Institutional Class**
Franklin Strategic Series:	ING Pioneer Fund Portfolio - Service Class**
Franklin Small-Mid Cap Growth Fund - Class A	ING Pioneer Mid Cap Value Portfolio - Institutional
Franklin Templeton Variable Insurance Products Trust:	Class**
Franklin Small Cap Value Securities Fund - Class 2	ING Pioneer Mid Cap Value Portfolio - Service Class**
ING Equity Trust:	ING Stock Index Portfolio - Institutional Class*
ING Financial Services Fund - Class A	ING T. Rowe Price Capital Appreciation Portfolio -
ING Real Estate Fund - Class A	Service Class*
ING Funds Trust:	ING T. Rowe Price Equity Income Portfolio - Adviser
ING GNMA Income Fund - Class A	Class**
ING Intermediate Bond Fund - Class A	ING T. Rowe Price Equity Income Portfolio - Service
ING GET Fund:	Class
ING GET Fund - Series Q	ING Templeton Global Growth Portfolio - Institutional
ING GET Fund - Series S	Class**
ING Investors Trust:	ING Templeton Global Growth Portfolio - Service
ING AllianceBernstein Mid Cap Growth Portfolio -	Class**
Service Class*	ING Van Kampen Equity Growth Portfolio - Service
ING BlackRock Large Cap Growth Portfolio - Service	Class**
Class**	ING Van Kampen Growth and Income Portfolio -
ING Evergreen Health Sciences Portfolio - Service	Service Class*
Class*	ING Van Kampen Real Estate Portfolio - Institutional
ING FMRSM Diversified Mid Cap Portfolio - Service	Class**
Class	ING Van Kampen Real Estate Portfolio - Service
ING FMRSM Large Cap Growth Portfolio - Institutional	Class**
Class**	ING VP Index Plus International Equity Portfolio -
ING JPMorgan Emerging Markets Equity Portfolio -	Service Class**
Adviser Class**	ING Wells Fargo Mid Cap Disciplined Portfolio -
ING JPMorgan Emerging Markets Equity Portfolio -	Service Class**
Institutional Class*	ING Wells Fargo Small Cap Disciplined Portfolio -
ING JPMorgan Emerging Markets Equity Portfolio -	Service Class**
Service Class*	ING Mutual Funds:
ING JPMorgan Small Cap Core Equity Portfolio -	ING International Fund - Class Q*
Service Class*	ING International SmallCap Fund - Class A*
ING JPMorgan Value Opportunities Portfolio -	ING Partners, Inc.:
Institutional Class**	ING American Century Large Company Value Portfolio
ING JPMorgan Value Opportunities Portfolio - Service	- Adviser Class**
Class**	ING American Century Large Company Value Portfolio
ING Julius Baer Foreign Portfolio - Service Class	- Service Class
ING Legg Mason Partners All Cap Portfolio - Service	ING American Century Select Portfolio - Initial Class*
Class**	ING American Century Select Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class*	ING American Century Small-Mid Cap Value Portfolio
- Adviser Class**

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING American Century Small-Mid Cap Value Portfolio -	ING Solution 2045 Portfolio - Service Class*
Service Class	ING Solution Income Portfolio - Adviser Class*
ING Baron Asset Portfolio - Service Class**	ING Solution Income Portfolio - Service Class*
ING Baron Small Cap Growth Portfolio - Adviser	ING T. Rowe Price Diversified Mid Cap Growth
Class**	Portfolio - Adviser Class**
ING Baron Small Cap Growth Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Columbia Small Cap Value II Portfolio - Service	Portfolio - Initial Class*
Class**	ING T. Rowe Price Diversified Mid Cap Growth
ING Davis Venture Value Portfolio - Service Class	Portfolio - Service Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class**	ING T. Rowe Price Growth Equity Portfolio - Adviser
ING Fundamental Research Portfolio - Adviser Class**	Class**
ING Fundamental Research Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING Goldman Sachs® Capital Growth Portfolio -	Class
Service Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING Goldman Sachs® Structured Equity Portfolio -	Class
Adviser Class**	ING Templeton Foreign Equity Portfolio - Service
ING JPMorgan International Portfolio - Adviser Class**	Class**
ING JPMorgan International Portfolio - Initial Class	ING Thornburg Value Portfolio - Adviser Class**
ING JPMorgan International Portfolio - Service Class*	ING Thornburg Value Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Adviser	ING UBS U.S. Large Cap Equity Portfolio - Initial
Class**	Class
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING Legg Mason Partners Aggressive Growth Portfolio	Class**
- Adviser Class**	ING UBS U.S. Small Cap Growth Portfolio - Service
ING Legg Mason Partners Aggressive Growth Portfolio	Class**
- Initial Class	ING Van Kampen Comstock Portfolio - Adviser
ING Legg Mason Partners Aggressive Growth Portfolio	Class**
- Service Class	ING Van Kampen Comstock Portfolio - Service Class
ING Legg Mason Partners Large Cap Growth Portfolio -	ING Van Kampen Equity and Income Portfolio -
Adviser Class**	Adviser Class**
ING Legg Mason Partners Large Cap Growth Portfolio -	ING Van Kampen Equity and Income Portfolio - Initial
Initial Class*	Class*
ING Neuberger Berman Partners Portfolio - Service	ING Van Kampen Equity and Income Portfolio -
Class**	Service Class
ING Neuberger Berman Regency Portfolio - Service	ING Strategic Allocation Portfolios, Inc.:
Class**	ING VP Strategic Allocation Conservative Portfolio -
ING OpCap Balanced Value Portfolio - Service Class	Class I
ING Oppenheimer Global Portfolio - Adviser Class**	ING VP Strategic Allocation Growth Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class*	ING VP Strategic Allocation Moderate Portfolio -
ING Oppenheimer Global Portfolio - Service Class	Class I
ING Oppenheimer Strategic Income Portfolio - Adviser	ING Variable Funds:
Class**	ING VP Growth and Income Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Initial	ING Variable Insurance Trust:
Class*	ING GET U.S. Core Portfolio - Series 1
ING PIMCO Total Return Portfolio - Adviser Class**	ING GET U.S. Core Portfolio - Series 2
ING PIMCO Total Return Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 3
ING Pioneer High Yield Portfolio - Initial Class**	ING GET U.S. Core Portfolio - Series 5
ING Pioneer High Yield Portfolio - Service Class**	ING GET U.S. Core Portfolio - Series 6
ING Solution 2015 Portfolio - Adviser Class*	ING GET U.S. Core Portfolio - Series 7
ING Solution 2015 Portfolio - Service Class*	ING GET U.S. Core Portfolio - Series 8*
ING Solution 2025 Portfolio - Adviser Class*	ING GET U.S. Core Portfolio - Series 9*
ING Solution 2025 Portfolio - Service Class*	ING GET U.S. Core Portfolio - Series 10*
ING Solution 2035 Portfolio - Adviser Class*	ING GET U.S. Core Portfolio - Series 11*
ING Solution 2035 Portfolio - Service Class*	ING Variable Portfolios, Inc.:
ING Solution 2045 Portfolio - Adviser Class*	ING VP Global Science and Technology Portfolio -
Class I
ING VP Growth Portfolio - Class I

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Portfolios, Inc. (continued):	Lord Abbett Series Fund, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	Lord Abbett Series Fund - Growth and Income Portfolio
ING VP Index Plus LargeCap Portfolio - Class S**	- Class VC
ING VP Index Plus MidCap Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING VP Index Plus MidCap Portfolio - Class S**	Class VC
ING VP Index Plus SmallCap Portfolio - Class I	Massachusetts Investors Growth Stock Fund:
ING VP Index Plus SmallCap Portfolio - Class S**	Massachusetts Investors Growth Stock Fund - Class A
ING VP International Equity Portfolio - Class I	MFS® Variable Insurance TrustSM:
ING VP International Equity Portfolio - Class S**	MFS® Total Return Series - Initial Class
ING VP Small Company Portfolio - Class I	Moderate Allocation Portfolio:
ING VP Small Company Portfolio - Class S**	Moderate Allocation Portfolio
ING VP Value Opportunity Portfolio - Class I	Neuberger Berman Equity Funds®:
ING Variable Products Trust:	Neuberger Berman Socially Responsive Fund® - Trust
ING VP Financial Services Portfolio - Class I	Class**
ING VP International Value Portfolio - Class I	New Perspective Fund®, Inc.:
ING VP International Value Portfolio - Class S**	New Perspective Fund®, Inc. - Class R-3
ING VP MidCap Opportunities Portfolio - Class I	New Perspective Fund®, Inc. - Class R-4
ING VP MidCap Opportunities Portfolio - Class S**	Oppenheimer Capital Appreciation Fund:
ING VP Real Estate Portfolio - Class I	Oppenheimer Capital Appreciation Fund - Class A
ING VP SmallCap Opportunities Portfolio - Class I	Oppenheimer Developing Markets Fund:
ING VP SmallCap Opportunities Portfolio - Class S**	Oppenheimer Developing Markets Fund - Class A
ING VP Balanced Portfolio, Inc.:	Oppenheimer Global Fund:
ING VP Balanced Portfolio - Class I	Oppenheimer Global Fund - Class A
ING VP Intermediate Bond Portfolio:	Oppenheimer Main Street Funds®, Inc.:
ING VP Intermediate Bond Portfolio - Class I	Oppenheimer Main Street Fund® - Class A
ING VP Intermediate Bond Portfolio - Class S**	Oppenheimer Variable Account Funds:
ING VP Money Market Portfolio:	Oppenheimer Aggressive Growth Fund/VA
ING VP Money Market Portfolio - Class I	Oppenheimer Global Securities/VA
ING VP Natural Resources Trust:	Oppenheimer Main Street Fund®/VA
ING VP Natural Resources Trust	Oppenheimer Main Street Small Cap Fund®/VA
Janus Adviser Series:	Oppenheimer Strategic Bond Fund/VA
Janus Adviser Balanced Fund - Class S	Pax World Balanced Fund, Inc.:
Janus Aspen Series:	Pax World Balanced Fund, Inc.
Janus Aspen Series Balanced Portfolio - Institutional	PIMCO Variable Insurance Trust:
Shares	PIMCO Real Return Portfolio - Administrative Class
Janus Aspen Series Flexible Bond Portfolio -	Pioneer Fund:
Institutional Shares	Pioneer Fund - Class A
Janus Aspen Series Large Cap Growth Portfolio -	Pioneer High Yield Fund:
Institutional Shares	Pioneer High Yield Fund - Class A
Janus Aspen Series Mid Cap Growth Portfolio -	Pioneer Variable Contracts Trust:
Institutional Shares	Pioneer Equity Income VCT Portfolio - Class I
Janus Aspen Series Worldwide Growth Portfolio -	Pioneer Fund VCT Portfolio - Class I
Institutional Shares	Pioneer High Yield VCT Portfolio - Class I
Legg Mason Value Trust, Inc.:	Pioneer Mid Cap Value VCT Portfolio - Class I
Legg Mason Value Trust, Inc. - Primary Class*	T. Rowe Price Mid-Cap Value Fund, Inc.:
LKCM Funds:	T. Rowe Price Mid-Cap Value Fund - R Class
LKCM Aquinas Growth Fund**	T. Rowe Price Value Fund, Inc.:
Lord Abbett Affiliated Fund, Inc.:	T. Rowe Price Value Fund - Advisor Class**
Lord Abbett Affiliated Fund - Class A	Templeton Funds, Inc.:
Lord Abbett Mid Cap Value Fund, Inc.:	Templeton Foreign Fund - Class A
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	Templeton Growth Fund, Inc.:
Lord Abbett Research Fund, Inc.:	Templeton Growth Fund, Inc. - Class A
Lord Abbett Small-Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Templeton Income Trust:	Wanger Advisors Trust:
Templeton Global Bond Fund - Class A	Wanger Select
The Growth Fund of America®, Inc.:	Wanger U.S. Smaller Companies
The Growth Fund of America® - Class R-3	Washington Mutual Investors FundSM, Inc.:
The Growth Fund of America® - Class R-4	Washington Mutual Investors FundSM, Inc. - Class R-3
The Income Fund of America®, Inc.:	Washington Mutual Investors FundSM, Inc. - Class R-4
The Income Fund of America® - Class R-3	Wells Fargo Funds Trust:
UBS Funds:	Wells Fargo Advantage Small Cap Value Fund -
UBS U.S. Small Cap Growth Fund - Class A	Class A**
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio*
Equity Income Portfolio	* Division added in 2005
Small Company Growth Portfolio*	** Division added in 2006

The names of certain Divisions were changed during 2006. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

Capital One Funds:	Hibernia Funds:
Capital One Mid Cap Equity Fund - Class A	Hibernia Mid Cap Equity Fund - Class A
DWS Institutional Funds:	Scudder Equity 500 Index Fund:
DWS Equity 500 Index Fund - Class S	Scudder Equity 500 Index Fund - Investment Class
ING Investors Trust:	ING Investors Trust:
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity Portfolio - Service Class
Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Service Class	Portfolio - Service Class
ING JPMorgan International Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class
ING JPMorgan International Portfolio - Service Class	ING JPMorgan Fleming International
Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Service Class	Portfolio - Service Class
ING Legg Mason Partners Large Cap Growth	ING Salomon Brothers Large Cap Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Thornburg Value Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I
ING VP Strategic Allocation Moderate Portfolio - Class I	ING VP Strategic Allocation Balanced Portfolio - Class I

During 2006, the following Divisions were closed to contractowners:

AIM Variable Insurance Funds:
AIM V.I. Growth Fund - Series I Shares
AIM V.I. Premier Equity Fund - Series I Shares

ING GET Fund:
ING GET Fund - Series L

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were offered during 2006, but had no investments as of
December 31, 2006:

Aggressive Allocation Portfolio:	ING Investors Trust (continued):
Aggressive Allocation Portfolio	ING Pioneer Equity Income
AIM Equity Funds:	Portfolio - Institutional Class
AIM Charter Fund - Class A	ING Pioneer Equity Income Portfolio - Service Class
AIM Constellation Fund - Class A	ING Mayflower Trust:
AIM Investment Securities Fund:	ING International Value Fund - Class A
AIM Income Fund - Class A	ING Mutual Funds:
AIM Stock Funds:	ING Global Value Choice Fund - Class A
AIM Dynamics Fund - Investor Class	ING Partners, Inc.:
American Balanced Fund®, Inc.:	ING American Century Select Portfolio - Adviser Class
American Balanced Fund® - Class R-4	ING Davis Venture Value Portfolio - Adviser Class
American Century Mutual Funds:	ING Legg Mason Partners Large Cap Growth
American Century Ultra® Fund - Advisor Class	Portfolio - Service Class
Calvert World Values Fund, Inc.:	ING OpCap Balanced Value Portfolio - Adviser Class
Calvert Capital Accumulation Fund - Class A	ING Oppenheimer Strategic Income
Citizens Funds®:	Portfolio - Service Class
Citizens Core Growth Fund - Administrative Shares	ING Thornburg Value Portfolio - Service Class
Citizens Emerging Growth Fund - Administrative Shares	ING UBS U.S. Large Cap Equity
Citizens Global Equity Fund - Administrative Shares	Portfolio - Adviser Class
Conservative Allocation Portfolio:	ING Van Kampen Comstock Portfolio - Initial Class
Conservative Allocation Portfolio	ING Series Fund, Inc.:
Fidelity® Advisor Series I:	ING Aeltus Money Market Fund - Class A
Fidelity® Advisor Balanced Fund - Class T	ING Balanced Fund - Class A
Fidelity® Advisor Equity Growth Fund - Class T	ING Global Science and Technology Fund - Class A
Fidelity® Advisor Equity Income Fund - Class T	ING Growth and Income Fund - Class A
Fidelity® Advisor Growth Opportunities Fund - Class T	ING Growth Fund - Class A
Fidelity® Variable Insurance Products:	ING Index Plus LargeCap Fund - Class A
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING Index Plus MidCap Fund - Class A
Fidelity® VIP Growth Portfolio - Service Class 2	ING Index Plus SmallCap Fund - Class A
Fidelity® Variable Insurance Products II:	ING International Growth Fund - Class A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Small Company Fund - Class A
Fidelity® Variable Insurance Products III:	ING Strategic Allocation Conservative Fund - Class A
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Strategic Allocation Growth Fund - Class A
Franklin Value Investors Trust:	ING Strategic Allocation Moderate Fund - Class A
Franklin Balance Sheet Investment Fund - Class A	ING Variable Portfolios, Inc.:
Goldman Sachs Trust:	ING VP Global Science and Technology
Goldman Sachs Capital Growth Fund - Class A	Portfolio - Class S
Goldman Sachs Concentrated International Equity	ING VP Growth Portfolio - Class S
Fund - Class A	ING VP Value Opportunity Portfolio - Class S
ING Equity Trust:	Janus Adviser Series:
ING LargeCap Growth Fund - Class A	Janus Adviser Flexible Bond Fund - Class S
ING SmallCap Opportunities Fund - Class A	Janus Adviser Forty Fund - Class S
ING Investors Trust:	Janus Adviser Large Cap Growth Fund - Class S
ING Evergreen Omega Portfolio - Institutional Class	Janus Adviser Mid Cap Growth Fund - Class S
ING Evergreen Omega Portfolio - Service Class	Janus Adviser Worldwide Fund - Class S
ING FMRSM Equity Income Portfolio - Institutional	Lazard Funds, Inc.:
Class	Lazard Emerging Markets Portfolio - Open Shares
ING FMRSM Equity Income Portfolio - Service Class	Lazard International Equity Portfolio - Open Shares
ING FMRSM Large Cap Growth Portfolio - Service Class	Lazard Small Cap Portfolio - Open Shares
ING Global Resources Portfolio - Institutional Class	Legg Mason Special Investment Trust, Inc.:
ING Global Resources Portfolio - Service Class	Legg Mason Special Investment
ING Julius Baer Foreign Portfolio - Institutional Class	Trust, Inc. - Primary Class
ING Legg Mason Value Portfolio - Institutional Class	MFS® Series Trust II:
ING Lord Abbett Affiliated Portfolio - Service Class	MFS® Emerging Growth Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

MFS® Series Trust V:	Pioneer Growth Shares:
MFS® Research Fund - Class A	Pioneer Growth Shares - Class A
MFS® Total Return Fund - Class A	Pioneer Variable Contracts Trust:
MFS® Series Trust VI:	Pioneer Equity Income VCT Portfolio - Class II
MFS® Global Equity Fund - Class A	Prudential Investment Portfolios, Inc.:
MFS® Series Trust VII:	Jennison Equity Opportunity Fund - Class A
MFS® Capital Opportunities Fund - Class A	Jennison Growth Fund - Class A
Oppenheimer Capital Income Fund:	T. Rowe Price Science and Technology Fund, Inc.:
Oppenheimer Capital Income Fund - Class A	T. Rowe Price Science and Technology
Oppenheimer Champion Income Fund:	Fund - Advisor Class
Oppenheimer Champion Income Fund - Class A	Vanguard® Index Funds:
Oppenheimer Integrity Funds:	Vanguard® 500 Index Fund - Investor Shares
Oppenheimer Core Bond Fund - Class A
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class A

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken as specified in the
Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

4. Related Party Transactions

During the year ended December 31, 2006, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING
Variable Products Trust, ING GET Fund, ING VP Intermediate Bond Portfolio, ING VP
Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Strategic Allocation
Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable
Portfolios, Inc., and ING VP Natural Resources Trust. The annual fee rate ranged from
0.17% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC in its capacity as investment adviser to
ING Partners, Inc. The annual fee rate ranged from 0.00% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The
Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.26% to
1.25% of the average net assets of each respective Portfolio.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors
Trust approved a consolidation of the Advisory functions for all of the Portfolios.
Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into
DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized
DSL, and ILIAC’s advisory contracts will be assumed by DSL.

5. Fund of Funds

The Account had one Lifestyle Fund, “Moderate Allocation Portfolio” at December 31,
2006 which invested in other Divisions of the Account (“Underlying Funds”), as well as in fixed interest divisions, which are not part of the Account. The Lifestyle Fund’s percentage ownership in Underlying Funds and fixed interest divisions at December 31,
2006, was as follows:

Moderate
Allocation
Underlying Fund	Portfolio

Baron Growth Fund	10%
ING Index Plus MidCap Fund - Class R	10%
ING Intermediate Bond Fund - Class I	15%
Oppenheimer International Small Company Fund - Class A	5%
Lord Abbett Affiliated Fund - Class A	10%
The Growth Fund of America® - Class A	15%
Vanguard® Institutional Index Fund - Institutional Shares	10%
Fixed interest divisions	25%

100%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$ 128	$ 61	$ 73	$ 81
AIM Small Cap Growth Fund - Class A	10	1	10	2
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	98	44	67	1
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	18,631	5,970	1,852	4,568
AIM V.I. Core Equity Fund - Series I Shares	18,767	6,951	1,610	9,287
AIM V.I. Growth Fund - Series I Shares	606	18,422	1,413	3,513
AIM V.I. Premier Equity Fund - Series I Shares	406	18,128	944	4,403
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	41	24	19	1
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	347	95	213	10
Allianz Funds:
Allianz NFJ Small-Cap Value - Class A	137	88	367	15
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,403	314	2,545	136
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - Advisor Class	1,240	1,414	2,172	886
Ariel Investment Trust:
Ariel Appreciation Fund	260	45	227	19
Ariel Fund	262	160	449	35
Baron Investment Funds Trust:
Baron Asset Fund	617	18	268	16
Baron Growth Fund	433	142	769	132
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	6,465	10,538	8,974	10,949
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	29	59	7,118	7,096
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	96	13	66	2
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	2,431	75	584	36
EuroPacific Growth Fund® - Class R-4	73,052	3,700	42,048	2,379

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	$ 35,425	$ 5,833	$ 33,472 $	3,597
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	190	104	205	18
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	89,086	47,996	39,164	44,472
Fidelity® VIP Growth Portfolio - Initial Class	3,908	56,887	7,925	71,418
Fidelity® VIP High Income Portfolio - Initial Class	3,671	2,082	10,475	9,011
Fidelity® VIP Overseas Portfolio - Initial Class	12,798	13,431	18,623	21,649
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	1,485	2,553	1,284	3,160
Fidelity® VIP Contrafund® Portfolio - Initial Class	226,110	73,367	150,739	23,125
Fidelity® VIP Index 500 Portfolio - Initial Class	6,961	10,487	8,157	11,676
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	6,104	839	-	-
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	693	62	474	14
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	269	21	264	38
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	20,308	12,869	26,772	9,218
ING Equity Trust:
ING Financial Services Fund - Class A	30	1	42	-
ING Real Estate Fund - Class A	1,262	160	784	123
ING Funds Trust:
ING GNMA Income Fund - Class A	476	206	414	93
ING Intermediate Bond Fund - Class A	875	63	415	111
ING GET Fund:
ING GET Fund - Series L	28	634	24	82
ING GET Fund - Series Q	183	520	202	759
ING GET Fund - Series S	564	5,177	1,405	10,017
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	5,556	2,545	1,427	319
ING BlackRock Large Cap Growth Portfolio - Service Class	-	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	3,567	989	1,596	163
ING FMRSM Diversified Mid Cap Portfolio - Service Class	11,939	1,962	7,206	2,811
ING FMRSM Large Cap Growth Portfolio - Institutional Class	243	89	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	53	2	-	-
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class	17,562	10,679	17,464	1,993
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	19,754	8,759	8,314	2,167
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,543	1,240	335	54

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Institutional Class	$ 25	$ -	$ - $	-
ING JPMorgan Value Opportunities Portfolio - Service Class	856	69	-	-
ING Julius Baer Foreign Portfolio - Service Class	19,491	2,659	11,130	4,039
ING Legg Mason Partners All Cap Portfolio - Service Class	34	-	-	-
ING Legg Mason Value Portfolio - Service Class	2,425	942	1,653	13
ING Lord Abbett Affiliated Portfolio - Institutional Class	1,313	303	-	-
ING Marsico Growth Portfolio - Service Class	1,862	416	1,172	55
ING Marsico International Opportunities Portfolio - Service Class	7,360	2,369	1,703	473
ING MFS Total Return Portfolio - Adviser Class	57	14	-	-
ING MFS Total Return Portfolio - Institutional Class	259	4	-	-
ING MFS Total Return Portfolio - Service Class	5,371	11,701	17,371	4,100
ING MFS Utilities Portfolio - Service Class	11,498	1,286	1,501	302
ING Oppenheimer Main Street Portfolio® - Service Class	724	178	208	2
ING PIMCO High Yield Portfolio - Institutional Class	413	168	-	-
ING PIMCO High Yield Portfolio - Service Class	4,657	1,059	4,307	2,885
ING Pioneer Fund Portfolio - Institutional Class	2,630	194	-	-
ING Pioneer Fund Portfolio - Service Class	31	8	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	812	63	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	6	-	-	-
ING Stock Index Portfolio - Institutional Class	8,001	32,938	24,638	1,885
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	65,840	1,911	18,748	14
ING T. Rowe Price Equity Income Portfolio - Adviser Class	205	3	-	-
ING T. Rowe Price Equity Income Portfolio - Service Class	28,239	3,965	26,141	1,792
ING Templeton Global Growth Portfolio - Institutional Class	-	-	-	-
ING Templeton Global Growth Portfolio - Service Class	1,363	38	-	-
ING Van Kampen Equity Growth Portfolio - Service Class	14	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	7,836	1,215	8,256	-
ING Van Kampen Real Estate Portfolio - Institutional Class	719	14	-	-
ING Van Kampen Real Estate Portfolio - Service Class	16,247	531	-	-
ING VP Index Plus International Equity Portfolio - Service Class	2,848	416	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	736	21	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1,828	725	-	-
ING Mutual Funds:
ING International Fund - Class Q	4	-	2	-
ING International SmallCap Fund - Class A	509	71	284	50
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Adviser Class	10	2	-	-
ING American Century Large Company Value
Portfolio - Service Class	1,494	1,200	616	1,961
ING American Century Select Portfolio - Initial Class	8,186	29,749	172,434	27,207
ING American Century Select Portfolio - Service Class	1	20	241	2,162

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Partners, Inc. (continued):
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class	$ 20	$ -	$ - $	-
ING American Century Small-Mid Cap Value
Portfolio - Service Class	3,488	5,848	9,722	2,504
ING Baron Asset Portfolio - Service Class	297	5	-	-
ING Baron Small Cap Growth Portfolio - Adviser Class	85	23	-	-
ING Baron Small Cap Growth Portfolio - Service Class	14,009	12,902	26,656	10,987
ING Columbia Small Cap Value II Portfolio - Service Class	50	14	-	-
ING Davis Venture Value Portfolio - Service Class	2,738	1,120	743	3,997
ING Fidelity® VIP Mid Cap Portfolio - Service Class	107	-	-	-
ING Fundamental Research Portfolio - Adviser Class	6	1	-	-
ING Fundamental Research Portfolio - Service Class	255	426	473	541
ING Goldman Sachs® Capital Growth Portfolio - Service Class	618	630	775	308
ING Goldman Sachs® Structured Equity Portfolio - Adviser Class	6	4	-	-
ING JPMorgan International Portfolio - Adviser Class	22	3	-	-
ING JPMorgan International Portfolio - Initial Class	9,658	27,598	24,688	35,386
ING JPMorgan International Portfolio - Service Class	34	25	3	-
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	100	15	-	-
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,762	2,553	15,265	5,322
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class	21	4	-	-
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	4,062	34,947	8,281	44,354
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class	41	-	17	1
ING Legg Mason Partners Large Cap Growth
Portfolio - Adviser Class	34	2	-	-
ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class	831	1,166	4,730	803
ING Neuberger Berman Partners Portfolio - Service Class	301	77	-	-
ING Neuberger Berman Regency Portfolio - Service Class	1	-	-	-
ING OpCap Balanced Value Portfolio - Service Class	768	5,092	1,335	5,590
ING Oppenheimer Global Portfolio - Adviser Class	107	17	-	-
ING Oppenheimer Global Portfolio - Initial Class	21,163	131,361	815,706	67,337
ING Oppenheimer Global Portfolio - Service Class	162	21	1,670	3,745
ING Oppenheimer Strategic Income Portfolio - Adviser Class	122	-	-	-
ING Oppenheimer Strategic Income Portfolio - Initial Class	9,548	21,735	134,851	18,339
ING PIMCO Total Return Portfolio - Adviser Class	268	3	-	-
ING PIMCO Total Return Portfolio - Service Class	14,033	7,407	29,037	17,327
ING Pioneer High Yield Portfolio - Initial Class	1,018	33	-	-
ING Pioneer High Yield Portfolio - Service Class	6	-	-	-
ING Solution 2015 Portfolio - Adviser Class	2,380	131	452	15
ING Solution 2015 Portfolio - Service Class	13,254	993	2,058	129
ING Solution 2025 Portfolio - Adviser Class	3,932	66	264	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution 2025 Portfolio - Service Class	$ 15,507	$ 532	$ 1,880 $	18
ING Solution 2035 Portfolio - Adviser Class	3,221	67	435	2
ING Solution 2035 Portfolio - Service Class	10,551	657	1,150	9
ING Solution 2045 Portfolio - Adviser Class	1,855	19	255	-
ING Solution 2045 Portfolio - Service Class	7,899	1,479	923	366
ING Solution Income Portfolio - Adviser Class	1,627	50	43	3
ING Solution Income Portfolio - Service Class	3,331	1,022	339	4
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class	38	-	-	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	13,796	73,265	414,839	46,638
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class	265	94	958	9,688
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	136	3	-	-
ING T. Rowe Price Growth Equity Portfolio - Initial Class	8,093	42,388	14,955	39,142
ING T. Rowe Price Growth Equity Portfolio - Service Class	403	68	327	125
ING Templeton Foreign Equity Portfolio - Service Class	560	282	-	-
ING Thornburg Value Portfolio - Adviser Class	50	-	-	-
ING Thornburg Value Portfolio - Initial Class	2,927	21,494	6,758	31,928
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	4,725	20,904	8,289	19,867
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	-	-	-
ING UBS U.S. Small Cap Growth Portfolio - Service Class	137	116	-	-
ING Van Kampen Comstock Portfolio - Adviser Class	148	2	-	-
ING Van Kampen Comstock Portfolio - Service Class	17,148	24,662	36,332	9,633
ING Van Kampen Equity and Income Portfolio - Adviser Class	21	-	-	-
ING Van Kampen Equity and Income Portfolio - Initial Class	42,121	32,779	336,044	21,761
ING Van Kampen Equity and Income Portfolio - Service Class	113	40	4,026	6,314
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	8,667	9,237	15,080	13,050
ING VP Strategic Allocation Growth Portfolio - Class I	9,806	10,755	8,215	12,480
ING VP Strategic Allocation Moderate Portfolio - Class I	16,458	12,596	12,839	12,121
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	26,490	298,142	26,103	365,769
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	52	523	105	809
ING GET U.S. Core Portfolio - Series 2	475	4,226	792	7,686
ING GET U.S. Core Portfolio - Series 3	1,024	11,260	1,719	16,800
ING GET U.S. Core Portfolio - Series 5	40	30	17	66
ING GET U.S. Core Portfolio - Series 6	207	1,159	556	1,657
ING GET U.S. Core Portfolio - Series 7	92	747	482	645
ING GET U.S. Core Portfolio - Series 8	33	199	1,871	353
ING GET U.S. Core Portfolio - Series 9	3	68	276	57
ING GET U.S. Core Portfolio - Series 10	1	40	108	1
ING GET U.S. Core Portfolio - Series 11	-	37	80	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	$ 7,621	$ 13,309	$ 9,865 $	13,869
ING VP Growth Portfolio - Class I	2,455	15,259	2,954	20,048
ING VP Index Plus LargeCap Portfolio - Class I	14,008	73,535	22,393	73,381
ING VP Index Plus LargeCap Portfolio - Class S	42	37	-	-
ING VP Index Plus MidCap Portfolio - Class I	57,553	56,686	62,740	20,754
ING VP Index Plus MidCap Portfolio - Class S	59	17	-	-
ING VP Index Plus SmallCap Portfolio - Class I	27,340	33,596	36,307	16,089
ING VP Index Plus SmallCap Portfolio - Class S	51	-	-	-
ING VP International Equity Portfolio - Class I	6,935	5,207	11,254	10,878
ING VP International Equity Portfolio - Class S	17	-	-	-
ING VP Small Company Portfolio - Class I	36,636	27,169	12,981	42,294
ING VP Small Company Portfolio - Class S	11	-	-	-
ING VP Value Opportunity Portfolio - Class I	4,539	18,942	11,867	28,815
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	4,236	1,710	1,022	470
ING VP International Value Portfolio - Class I	42,773	14,550	34,818	16,031
ING VP International Value Portfolio - Class S	61	5	-	-
ING VP MidCap Opportunities Portfolio - Class I	2,123	1,633	914	1,685
ING VP MidCap Opportunities Portfolio - Class S	3	-	-	-
ING VP Real Estate Portfolio - Class I	30,182	8,334	22,323	6,446
ING VP SmallCap Opportunities Portfolio - Class I	2,916	3,179	4,749	4,288
ING VP SmallCap Opportunities Portfolio - Class S	42	30	-	-
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	20,754	113,193	33,130	99,210
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	41,876	46,586	61,080	58,882
ING VP Intermediate Bond Portfolio - Class S	12	-	-	-
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	212,366	67,608	76,707	86,828
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	36,119	26,633	40,080	14,225
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	1	-	-	-
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	100	250	1,674	346,487
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	34	64	1,399	79,337
Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares	12	65	2,985	190,109
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	190	272	436	429,358
Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares	162	243	3,249	416,240

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	$ 367	$ 271	$ 1,191 $	13
LKCM Funds:
LKCM Aquinas Growth Fund	191	25	-	-
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	494	68	635	92
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	408	144	577	39
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	492	127	465	26
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	14,325	9,661	26,335	9,003
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	23,869	19,708	54,636	5,406
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	173	38	274	52
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	8,263	14,502	20,517	10,187
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	38	13	1	1
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	499	12	-	-
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	737	85	283	15
New Perspective Fund®, Inc. - Class R-4	12,076	9,196	15,811	3,213
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	105	35	105	20
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	61,034	27,695	68,513	13,663
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	86	14	46	3
Oppenheimer Main Street Funds®, Inc.:
Oppenheimer Main Street Fund® - Class A	153	5	12	4
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	-	1	-	1
Oppenheimer Global Securities/VA	245	265	25,715	406,580
Oppenheimer Main Street Fund®/VA	82	12	1	5
Oppenheimer Main Street Small Cap Fund®/VA	4,272	855	1,077	86
Oppenheimer Strategic Bond Fund/VA	41	71	8,480	52,563
Pax World Balanced Fund, Inc.:
Pax World Balanced Fund, Inc.	16,121	23,457	40,205	3,803

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	$ 11,352	$ 7,237	$ 16,629 $	2,910
Pioneer Fund:
Pioneer Fund - Class A	34	17	25	2
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	1,274	127	433	85
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	40,946	6,274	42,650	2,739
Pioneer Fund VCT Portfolio - Class I	4,936	738	2,433	678
Pioneer High Yield VCT Portfolio - Class I	7,068	1,886	4,236	1,368
Pioneer Mid Cap Value VCT Portfolio - Class I	28,756	13,273	35,675	8,916
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	285	114	228	81
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	29	-	-	-
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	230	45	282	114
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	326	63	335	27
Templeton Income Trust:
Templeton Global Bond Fund - Class A	17,851	1,595	15,950	6,471
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	3,751	135	2,371	138
The Growth Fund of America® - Class R-4	62,598	22,409	86,087	7,175
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	714	48	242	51
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	207	21	25	1
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	30	5	61	-
Equity Income Portfolio	63	94	55	15
Small Company Growth Portfolio	18	-	-	-
Wanger Advisors Trust:
Wanger Select	17,069	687	4,675	338
Wanger U.S. Smaller Companies	8,864	1,576	6,750	327
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	1,489	159	1,078	138
Washington Mutual Investors FundSM, Inc. - Class R-4	17,681	5,039	31,504	1,420
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	22	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units

	The changes in units outstanding were as follows:

				Year Ended December 31,
			2006			2005

		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

	AIM Growth Series:
	AIM Mid Cap Core Equity Fund - Class A	9,470	7,424	2,046	5,274	7,073	(1,799)
	AIM Small Cap Growth Fund - Class A	700	35	665	828	159	669
	AIM Investment Funds:
	AIM Global Health Care Fund - Investor Class	3,668	2,285	1,383	3,216	1,026	2,190
	AIM Variable Insurance Funds:
	AIM V.I. Capital Appreciation Fund - Series I Shares	2,118,775	863,241	1,255,534	657,564	938,403	(280,839)
	AIM V.I. Core Equity Fund - Series I Shares	2,447,299	1,132,910	1,314,389	652,531	1,582,206	(929,675)
	AIM V.I. Growth Fund - Series I Shares	85,807	2,777,101	(2,691,294)	641,539	979,129	(337,590)
	AIM V.I. Premier Equity Fund - Series I Shares	20,794	2,195,271	(2,174,477)	583,392	1,036,124	(452,732)
	AllianceBernstein Growth and Income Fund, Inc.:
	AllianceBernstein Growth and Income Fund, Inc. - Class A	6,666	5,300	1,366	4,757	3,013	1,744
	AllianceBernstein Variable Products Series Fund, Inc.:
	AllianceBernstein Growth and Income Portfolio - Class A	27,938	8,944	18,994	25,397	7,513	17,884
	Allianz Funds:
	Allianz NFJ Small-Cap Value - Class A	31,766	31,096	670	30,481	4,480	26,001
	American Balanced Fund®, Inc.:
	American Balanced Fund® - Class R-3	237,701	155,678	82,023	319,031	99,566	219,465
	American Century Quantitative Equity Funds, Inc.:
	American Century Income & Growth Fund - Advisor Class	83,402	127,010	(43,608)	190,518	84,539	105,979
	Ariel Investment Trust:
	Ariel Appreciation Fund	48,121	31,887	16,234	19,958	2,090	17,868
	Ariel Fund	29,610	23,747	5,863	48,071	15,132	32,939
	Baron Investment Funds Trust:
	Baron Asset Fund	54,393	17,130	37,263	24,239	5,490	18,749
	Baron Growth Fund	106,551	88,961	17,590	77,196	27,783	49,413

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	454,344	803,468	(349,124)	751,138	889,570	(138,432)
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	1,485	4,482	(2,997)	603,182	593,036	10,146
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	7,119	893	6,226	5,228	179	5,049
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	210,987	72,885	138,102	56,612	17,199	39,413
EuroPacific Growth Fund® - Class R-4	4,972,704	841,208	4,131,496	3,579,009	482,256	3,096,753
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	1,163,358	519,605	643,753	1,489,104	318,494	1,170,610
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	42,030	39,715	2,315	37,611	26,382	11,229
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,377,189	3,978,818	(601,629)	4,806,816	6,275,519	(1,468,703)
Fidelity® VIP Growth Portfolio - Initial Class	2,775,066	5,800,775	(3,025,709)	4,448,061	8,541,945	(4,093,884)
Fidelity® VIP High Income Portfolio - Initial Class	357,053	237,444	119,609	1,109,272	1,029,711	79,561
Fidelity® VIP Overseas Portfolio - Initial Class	1,215,717	1,222,791	(7,074)	2,268,728	2,476,978	(208,250)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	65,848	138,755	(72,907)	54,430	176,044	(121,614)
Fidelity® VIP Contrafund® Portfolio - Initial Class	9,362,500	6,228,913	3,133,587	13,414,396	7,968,285	5,446,111
Fidelity® VIP Index 500 Portfolio - Initial Class	243,592	413,913	(170,321)	342,733	529,692	(186,959)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	518,859	72,758	446,101	-	-	-
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	50,624	11,856	38,768	55,437	20,918	34,519
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	39,633	22,456	17,177	29,841	9,525	20,316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,619,032	1,294,016	325,016	2,368,454	1,237,900	1,130,554
ING Equity Trust:
ING Financial Services Fund - Class A	3,015	1,201	1,814	3,510	-	3,510
ING Real Estate Fund - Class A	110,049	53,377	56,672	77,916	32,627	45,289
ING Funds Trust:
ING GNMA Income Fund - Class A	85,687	63,354	22,333	78,924	49,605	29,319
ING Intermediate Bond Fund - Class A	115,117	43,097	72,020	77,868	50,790	27,078
ING GET Fund:
ING GET Fund - Series L	-	60,582	(60,582)	-	7,181	(7,181)
ING GET Fund - Series Q	5,642	45,025	(39,383)	6,298	67,826	(61,528)
ING GET Fund - Series S	44,894	500,178	(455,284)	134,237	1,022,581	(888,344)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	444,247	270,523	173,724	115,656	27,844	87,812
ING BlackRock Large Cap Growth Portfolio - Service Class	2	-	2
ING Evergreen Health Sciences Portfolio - Service Class	346,708	124,464	222,244	151,605	22,736	128,869
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,034,427	309,609	724,818	682,372	292,670	389,702
ING FMRSM Large Cap Growth Portfolio - Institutional Class	25,770	9,368	16,402	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	4,001	110	3,891	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,466,644	962,288	504,356	1,580,703	184,531	1,396,172
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,529,877	842,673	687,204	768,289	255,901	512,388
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	225,805	124,840	100,965	30,538	5,593	24,945
ING JPMorgan Value Opportunities Portfolio - Institutional Class	2,271	-	2,271	-	-	-
ING JPMorgan Value Opportunities Portfolio - Service Class	80,622	7,599	73,023	-	-	-
ING Julius Baer Foreign Portfolio - Service Class	1,477,468	368,954	1,108,514	933,037	397,402	535,635
ING Legg Mason Partners All Cap Portfolio - Service Class	3,114	-	3,114	-	-	-
ING Legg Mason Value Portfolio - Service Class	240,217	106,096	134,121	155,179	7,250	147,929
ING Lord Abbett Affiliated Portfolio - Institutional Class	138,301	39,442	98,859
ING Marsico Growth Portfolio - Service Class	176,898	45,969	130,929	108,232	6,519	101,713

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Marsico International Opportunities Portfolio - Service Class	638,553	268,482	370,071	158,849	50,599	108,250
ING MFS Total Return Portfolio - Adviser Class	5,227	1,258	3,969	-	-	-
ING MFS Total Return Portfolio - Institutional Class	25,357	417	24,940	-	-	-
ING MFS Total Return Portfolio - Service Class	558,756	1,177,609	(618,853)	1,439,643	543,650	895,993
ING MFS Utilities Portfolio - Service Class	954,462	177,244	777,218	138,963	34,731	104,232
ING Oppenheimer Main Street Portfolio® - Service Class	67,761	21,090	46,671	19,588	146	19,442
ING PIMCO High Yield Portfolio - Institutional Class	40,236	16,894	23,342	-	-	-
ING PIMCO High Yield Portfolio - Service Class	457,241	144,130	313,111	421,038	285,920	135,118
ING Pioneer Fund Portfolio - Institutional Class	260,890	29,191	231,699	-	-	-
ING Pioneer Fund Portfolio - Service Class	3,009	712	2,297	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	82,161	8,384	73,777	-	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	562	-	562	-	-	-
ING Stock Index Portfolio - Institutional Class	624,959	2,517,628	(1,892,669)	2,336,668	170,640	2,166,028
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	5,718,424	465,853	5,252,571	1,778,971	27,057	1,751,914
ING T. Rowe Price Equity Income Portfolio - Adviser Class	18,001	231	17,770	-	-	-
ING T. Rowe Price Equity Income Portfolio - Service Class	1,881,503	585,382	1,296,121	3,655,675	2,047,631	1,608,044
ING Templeton Global Growth Portfolio - Institutional Class	4	-	4	-	-	-
ING Templeton Global Growth Portfolio - Service Class	136,831	8,472	128,359	-	-	-
ING Van Kampen Equity Growth Portfolio - Service Class	1,234	-	1,234	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	681,872	203,164	478,708	763,765	5,097	758,668
ING Van Kampen Real Estate Portfolio - Institutional Class	62,126	1,013	61,113	-	-	-
ING Van Kampen Real Estate Portfolio - Service Class	1,509,913	137,757	1,372,156	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	286,710	54,596	232,114	-	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	83,000	11,899	71,101	-	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	190,605	81,835	108,770	-	-	-
ING Mutual Funds:
ING International Fund - Class Q	251	1	250	195	-	195
ING International SmallCap Fund - Class A	58,100	31,454	26,646	23,217	3,715	19,502

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class	911	192	719	-	-	-
ING American Century Large Company Value Portfolio - Service Class	132,178	123,668	8,510	92,556	190,256	(97,700)
ING American Century Select Portfolio - Initial Class	1,520,966	3,749,472	(2,228,506)	19,185,025	3,757,068	15,427,957
ING American Century Select Portfolio - Service Class	109	2,401	(2,292)	37,384	265,124	(227,740)
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	1,860	-	1,860	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Service Class	414,734	530,341	(115,607)	1,704,949	1,422,155	282,794
ING Baron Asset Portfolio - Service Class	30,849	580	30,269	-	-	-
ING Baron Small Cap Growth Portfolio - Adviser Class	7,457	2,118	5,339	-	-	-
ING Baron Small Cap Growth Portfolio - Service Class	1,407,705	1,315,385	92,320	3,349,758	2,258,361	1,091,397
ING Columbia Small Cap Value II Portfolio - Service Class	5,361	1,455	3,906	-	-	-
ING Davis Venture Value Portfolio - Service Class	170,182	103,620	66,562	103,707	287,606	(183,899)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	10,211	4	10,207	-	-	-
ING Fundamental Research Portfolio - Adviser Class	517	103	414	-	-	-
ING Fundamental Research Portfolio - Service Class	36,625	55,776	(19,151)	66,902	75,430	(8,528)
ING Goldman Sachs® Capital Growth Portfolio - Service Class	79,352	72,958	6,394	97,604	57,426	40,178
ING Goldman Sachs® Structured Equity Portfolio - Adviser Class	520	383	137	-	-	-
ING JPMorgan International Portfolio - Adviser Class	1,855	263	1,592	-	-	-
ING JPMorgan International Portfolio - Initial Class	971,166	1,783,565	(812,399)	2,345,638	2,931,635	(585,997)
ING JPMorgan International Portfolio - Service Class	2,519	1,752	767	255	-	255
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	8,867	1,216	7,651	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Service Class	707,012	412,698	294,314	1,180,113	605,153	574,960
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	1,897	374	1,523	-	-	-
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	1,688,082	3,871,402	(2,183,320)	3,153,236	6,114,805	(2,961,569)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	3,428	3	3,425	4,410	2,804	1,606
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	3,333	204	3,129	-	-	-
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class	77,635	111,717	(34,082)	446,343	75,495	370,848
ING Neuberger Berman Partners Portfolio - Service Class	30,912	8,800	22,112	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	131	-	131	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING OpCap Balanced Value Portfolio - Service Class	165,629	454,670	(289,041)	280,689	590,397	(309,708)
ING Oppenheimer Global Portfolio - Adviser Class	9,249	1,424	7,825	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	7,096,422	14,320,288	(7,223,866)	86,257,752	11,756,932	74,500,820
ING Oppenheimer Global Portfolio - Service Class	14,537	4,735	9,802	163,468	344,059	(180,591)
ING Oppenheimer Strategic Income Portfolio - Adviser Class	11,656	4	11,652	-	-	-
ING Oppenheimer Strategic Income Portfolio - Initial Class	2,384,250	3,344,210	(959,960)	14,546,767	3,157,025	11,389,742
ING PIMCO Total Return Portfolio - Adviser Class	25,877	280	25,597	-	-	-
ING PIMCO Total Return Portfolio - Service Class	2,002,436	1,421,129	581,307	3,177,512	2,236,389	941,123
ING Pioneer High Yield Portfolio - Initial Class	103,958	9,590	94,368	-	-	-
ING Pioneer High Yield Portfolio - Service Class	591	-	591	-	-	-
ING Solution 2015 Portfolio - Adviser Class	232,135	30,358	201,777	42,530	1,394	41,136
ING Solution 2015 Portfolio - Service Class	1,375,357	266,876	1,108,481	204,910	19,792	185,118
ING Solution 2025 Portfolio - Adviser Class	345,467	9,595	335,872	24,368	6	24,362
ING Solution 2025 Portfolio - Service Class	1,484,133	172,026	1,312,107	177,892	2,287	175,605
ING Solution 2035 Portfolio - Adviser Class	283,154	15,425	267,729	39,876	187	39,689
ING Solution 2035 Portfolio - Service Class	989,989	140,178	849,811	110,260	4,199	106,061
ING Solution 2045 Portfolio - Adviser Class	159,254	7,516	151,738	22,636	7	22,629
ING Solution 2045 Portfolio - Service Class	707,497	170,738	536,759	85,067	33,177	51,890
ING Solution Income Portfolio - Adviser Class	151,731	5,433	146,298	4,196	286	3,910
ING Solution Income Portfolio - Service Class	323,968	106,997	216,971	33,354	277	33,077
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	3,451	1	3,450	-	-	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,122,901	8,388,076	(5,265,175)	45,657,808	7,390,311	38,267,497
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	37,215	23,486	13,729	184,299	1,369,227	(1,184,928)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	12,626	258	12,368	-	-	-
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,895,109	3,328,512	(1,433,403)	3,230,785	4,471,229	(1,240,444)
ING T. Rowe Price Growth Equity Portfolio - Service Class	41,654	13,416	28,238	48,163	29,461	18,702
ING Templeton Foreign Equity Portfolio - Service Class	57,199	30,234	26,965	-	-	-
ING Thornburg Value Portfolio - Adviser Class	4,522	-	4,522	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Thornburg Value Portfolio - Initial Class	476,708	1,337,097	(860,389)	943,877	2,267,251	(1,323,374)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	862,373	1,784,190	(921,817)	1,934,400	2,841,954	(907,554)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	292	-	292	-	-	-
ING UBS U.S. Small Cap Growth Portfolio - Service Class	14,091	11,603	2,488	-	-	-
ING Van Kampen Comstock Portfolio - Adviser Class	12,713	147	12,566	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	1,459,124	2,125,373	(666,249)	3,344,671	1,521,089	1,823,582
ING Van Kampen Equity and Income Portfolio - Adviser Class	1,884	-	1,884
ING Van Kampen Equity and Income Portfolio - Initial Class	6,011,674	6,142,702	(131,028)	36,677,957	5,001,951	31,676,006
ING Van Kampen Equity and Income Portfolio - Service Class	4,515	1,840	2,675	298,569	403,288	(104,719)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	669,414	739,686	(70,272)	1,361,567	1,238,211	123,356
ING VP Strategic Allocation Growth Portfolio - Class I	1,034,022	1,087,631	(53,609)	1,218,087	1,575,434	(357,347)
ING VP Strategic Allocation Moderate Portfolio - Class I	1,488,092	1,275,733	212,359	1,573,652	1,541,384	32,268
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	4,790,784	15,805,400	(11,014,616)	9,408,103	26,921,396	(17,513,293)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	-	47,668	(47,668)	-	75,211	(75,211)
ING GET U.S. Core Portfolio - Series 2	10,134	395,607	(385,473)	7,193	738,226	(731,033)
ING GET U.S. Core Portfolio - Series 3	85,582	1,147,984	(1,062,402)	234,875	1,794,121	(1,559,246)
ING GET U.S. Core Portfolio - Series 5	-	1,716	(1,716)	7,119	12,535	(5,416)
ING GET U.S. Core Portfolio - Series 6	23,836	121,699	(97,863)	137,731	239,855	(102,124)
ING GET U.S. Core Portfolio - Series 7	9,232	75,326	(66,094)	15,417	26,473	(11,056)
ING GET U.S. Core Portfolio - Series 8	10,938	27,849	(16,911)	176,006	21,908	154,098
ING GET U.S. Core Portfolio - Series 9	3,031	9,580	(6,549)	22,520	416	22,104
ING GET U.S. Core Portfolio - Series 10	-	3,724	(3,724)	11,186	425	10,761
ING GET U.S. Core Portfolio - Series 11	-	3,580	(3,580)	8,000	-	8,000

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	2,970,151	4,241,036	(1,270,885)	4,289,180	5,282,630	(993,450)
ING VP Growth Portfolio - Class I	653,273	1,473,888	(820,615)	1,236,907	2,654,888	(1,417,981)
ING VP Index Plus LargeCap Portfolio - Class I	2,941,762	5,714,372	(2,772,610)	4,343,937	7,583,068	(3,239,131)
ING VP Index Plus LargeCap Portfolio - Class S	3,832	3,225	607
ING VP Index Plus MidCap Portfolio - Class I	2,961,969	4,098,221	(1,136,252)	5,843,966	4,954,015	889,951
ING VP Index Plus MidCap Portfolio - Class S	5,408	1,557	3,851
ING VP Index Plus SmallCap Portfolio - Class I	2,235,998	2,969,049	(733,051)	3,545,534	2,753,698	791,836
ING VP Index Plus SmallCap Portfolio - Class S	4,546	-	4,546
ING VP International Equity Portfolio - Class I	756,007	557,874	198,133	1,605,744	1,610,821	(5,077)
ING VP International Equity Portfolio - Class S	1,400	-	1,400
ING VP Small Company Portfolio - Class I	1,448,901	2,002,563	(553,662)	2,000,872	3,630,655	(1,629,783)
ING VP Small Company Portfolio - Class S	930	8	922
ING VP Value Opportunity Portfolio - Class I	701,739	1,543,657	(841,918)	1,634,789	2,797,677	(1,162,888)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	362,103	166,013	196,090	93,458	44,499	48,959
ING VP International Value Portfolio - Class I	2,916,734	1,481,923	1,434,811	5,374,540	4,267,756	1,106,784
ING VP International Value Portfolio - Class S	4,854	345	4,509
ING VP MidCap Opportunities Portfolio - Class I	240,882	198,715	42,167	177,419	246,400	(68,981)
ING VP MidCap Opportunities Portfolio - Class S	243	-	243
ING VP Real Estate Portfolio - Class I	1,951,303	841,992	1,109,311	1,939,149	850,727	1,088,422
ING VP SmallCap Opportunities Portfolio - Class I	540,975	565,248	(24,273)	762,167	702,493	59,674
ING VP SmallCap Opportunities Portfolio - Class S	3,659	2,812	847	-	-	-
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	2,406,719	5,953,493	(3,546,774)	5,225,860	8,629,829	(3,403,969)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	4,030,569	4,509,915	(479,346)	5,434,219	6,061,788	(627,569)
ING VP Intermediate Bond Portfolio - Class S	1,195	-	1,195

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	14,343,402	9,279,285	5,064,117	9,545,207	10,245,127	(699,920)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	1,683,169	1,554,306	128,863	2,431,011	1,209,055	1,221,956
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	-	-	-	41	3	38
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	10,951	16,976	(6,025)	1,307,431	18,021,784	(16,714,353)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	1,677	3,340	(1,663)	99,125	463,894	(364,769)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	1,328	3,807	(2,479)	656,877	12,970,015	(12,313,138)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	11,698	14,747	(3,049)	1,432,630	26,882,744	(25,450,114)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	9,145	12,668	(3,523)	1,594,636	25,682,993	(24,088,357)
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	33,268	23,146	10,122	115,818	571	115,247
LKCM Funds:
LKCM Aquinas Growth Fund	19,131	2,287	16,844	-	-	-
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	97,919	69,385	28,534	72,449	26,473	45,976
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	47,821	36,142	11,679	66,205	26,978	39,227
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	62,292	48,756	13,536	49,475	20,211	29,264
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	2,059,949	1,974,799	85,150	6,140,628	3,064,937	3,075,691
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	1,854,378	2,286,907	(432,529)	2,980,759	2,104,629	876,130
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	33,417	20,490	12,927	41,937	20,266	21,671
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	379,700	1,029,558	(649,858)	1,300,090	847,323	452,767

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Moderate Allocation Portfolio:
Moderate Allocation Portfolio	1,937	-	1,937	179	6,042	(5,863)
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	50,092	1,639	48,453	-	-	-
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	86,426	43,420	43,006	27,316	6,028	21,288
New Perspective Fund®, Inc. - Class R-4	1,015,216	879,107	136,109	1,382,338	384,183	998,155
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	36,284	29,519	6,765	29,913	21,388	8,525
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,637,863	1,162,167	475,696	2,498,652	787,614	1,711,038
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	4,534	795	3,739	2,955	172	2,783
Oppenheimer Main Street Funds®, Inc.:
Oppenheimer Main Street Fund® - Class A	14,133	2,351	11,782	1,206	469	737
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	132	-	132	15	15	-
Oppenheimer Global Securities/VA	10,242	12,847	(2,605)	2,306,421	24,521,856	(22,215,435)
Oppenheimer Main Street Fund®/VA	12,583	-	12,583	52	52	-
Oppenheimer Main Street Small Cap Fund®/VA	370,280	108,044	262,236	101,111	12,853	88,258
Oppenheimer Strategic Bond Fund/VA	2,772	5,052	(2,280)	714,833	4,010,467	(3,295,634)
Pax World Balanced Fund, Inc.:
Pax World Balanced Fund, Inc.	1,545,079	2,250,296	(705,217)	3,804,120	536,344	3,267,776
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,299,199	1,057,903	241,296	1,623,800	409,351	1,214,449
Pioneer Fund:
Pioneer Fund - Class A	2,233	1,127	1,106	1,918	148	1,770
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	143,632	52,372	91,260	65,898	37,685	28,213

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	3,586,863	1,110,687	2,476,176	3,956,471	787,125	3,169,346
Pioneer Fund VCT Portfolio - Class I	490,570	127,646	362,924	287,650	133,882	153,768
Pioneer High Yield VCT Portfolio - Class I	717,508	298,748	418,760	408,850	181,636	227,214
Pioneer Mid Cap Value VCT Portfolio - Class I	1,129,853	1,348,694	(218,841)	2,687,081	1,161,373	1,525,708
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	58,286	52,254	6,032	47,438	37,877	9,561
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	2,667	21	2,646	-	-	-
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	32,311	24,244	8,067	38,689	27,170	11,519
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	55,651	38,547	17,104	33,802	8,588	25,214
Templeton Income Trust:
Templeton Global Bond Fund - Class A	1,552,269	357,297	1,194,972	1,475,621	720,211	755,410
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	524,599	259,493	265,106	283,392	86,785	196,607
The Growth Fund of America® - Class R-4	5,803,069	2,997,786	2,805,283	8,304,196	1,192,144	7,112,052
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	71,908	21,300	50,608	26,742	10,421	16,321
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	23,849	8,380	15,469	2,068	110	1,958
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	8,813	7,039	1,774	5,131	5	5,126
Equity Income Portfolio	4,681	8,385	(3,704)	3,391	1,156	2,235
Small Company Growth Portfolio	1,766	345	1,421	21	-	21
Wanger Advisors Trust:
Wanger Select	1,454,894	258,150	1,196,744	431,399	67,340	364,059
Wanger U.S. Smaller Companies	868,835	339,418	529,417	634,281	95,326	538,955

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	254,815	151,932	102,883	157,618	74,088	83,530
Washington Mutual Investors FundSM, Inc. - Class R-4	1,884,997	1,042,123	842,874	3,177,809	501,607	2,676,202
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	1,949	19	1,930	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	AIM Mid Cap Core Equity Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP11	16,111.806	$ 13.06	$ 210,420
	ING MAP PLUS NP12	31.249	13.04	407
	ING MAP PLUS NP15	668.316	12.98	8,675
	ING MAP PLUS NP19	141.715	12.91	1,830
	ING MAP PLUS NP32	941.496	12.67	11,929
	Qualified XII (1.00)	78.797	14.87	1,172
		17,973.379		$ 234,433

	AIM Small Cap Growth Fund - Class A
	Contracts in accumulation period:
	Qualified XII (1.00)	1,335.897	$ 13.01	$ 17,380
		1,335.897		$ 17,380

	AIM Global Health Care Fund - Investor Class
	Contracts in accumulation period:
	ING MAP PLUS NP14	389.519	$ 31.99	$ 12,461
	ING MAP PLUS NP15	1,059.713	31.96	33,868
	ING MAP PLUS NP21	804.104	31.82	25,587
	ING MAP PLUS NP22	79.852	31.80	2,539
	ING MAP PLUS NP23	2.293	31.77	73
	ING MAP PLUS NP26	792.049	31.70	25,108
	ING MAP PLUS NP28	181.660	31.66	5,751
	ING MAP PLUS NP30	263.661	31.61	8,334
		3,572.851		$ 113,721

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	9,352.795	$6.42 to $12.21	$ 64,828
Contracts in accumulation period:
ING Custom Choice 65	7,767.550	12.36	96,007
Qualified VI	1,344,907.092	10.41	14,000,483
Qualified VIII	1,582.620	10.40	16,459
Qualified X (1.15)	20,384.261	10.49	213,831
Qualified X (1.25)	138,735.213	10.41	1,444,234
Qualified XII (0.05)	4,304.364	11.05	47,563
Qualified XII (0.35)	1,791.060	11.16	19,988
Qualified XII (0.50)	23,326.837	11.03	257,295
Qualified XII (0.55)	29,708.336	10.99	326,495
Qualified XII (0.60)	28,794.584	10.94	315,013
Qualified XII (0.65)	9,881.525	10.90	107,709
Qualified XII (0.70)	79,449.431	10.86	862,821
Qualified XII (0.75)	40,655.095	10.82	439,888
Qualified XII (0.80)	123,351.782	10.78	1,329,732
Qualified XII (0.85)	209,088.466	10.73	2,243,519
Qualified XII (0.90)	10,980.155	10.69	117,378
Qualified XII (0.95)	185,632.601	10.65	1,976,987
Qualified XII (1.00)	289,199.861	10.61	3,068,411
Qualified XII (1.05)	63,038.395	10.57	666,316
Qualified XII (1.10)	43,960.623	10.53	462,905
Qualified XII (1.15)	39,917.884	10.49	418,739
Qualified XII (1.20)	43,185.252	10.45	451,286
Qualified XII (1.25)	47,127.855	10.41	490,601
Qualified XII (1.30)	5,146.900	10.37	53,373
Qualified XII (1.35)	9,819.380	10.33	101,434
Qualified XII (1.40)	12,793.931	10.29	131,650
Qualified XII (1.45)	2,504.214	10.25	25,668
Qualified XII (1.50)	1,683.438	10.21	17,188
Qualified XV	12,287.303	10.62	130,491
Qualified XVI	34,535.380	10.21	352,606
Qualified XVII	558.781	10.41	5,817
Qualified XVIII	4,158.873	10.41	43,294
Qualified XXI	21,966.861	10.75	236,144
Qualified XXV	9,888.506	10.74	106,203
Qualified XXVI	12,933.030	10.64	137,607
Qualified XXVII	323,718.135	6.54	2,117,117
Qualified XXXII	2,361.731	12.18	28,766
Qualified XXXVI	6,036.511	12.01	72,498
	3,256,516.611		$ 32,998,344

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	1,301.998	$ 13.28	$ 17,291
Contracts in accumulation period:
ING Custom Choice 65	9,383.484	12.67	118,889
Qualified VI	2,116,658.043	9.96	21,081,914
Qualified VIII	4.083	9.95	41
Qualified X (1.15)	43,719.892	10.03	438,511
Qualified X (1.25)	142,529.391	9.96	1,419,593
Qualified XII (0.05)	13,665.275	10.57	144,442
Qualified XII (0.25)	77,518.714	10.75	833,326
Qualified XII (0.35)	2,151.790	10.67	22,960
Qualified XII (0.50)	19,517.270	10.55	205,907
Qualified XII (0.55)	72,305.550	10.51	759,931
Qualified XII (0.60)	97,804.278	10.47	1,024,011
Qualified XII (0.65)	13,763.294	10.43	143,551
Qualified XII (0.70)	103,954.752	10.39	1,080,090
Qualified XII (0.75)	61,296.167	10.35	634,415
Qualified XII (0.80)	245,794.021	10.31	2,534,136
Qualified XII (0.85)	234,070.249	10.27	2,403,901
Qualified XII (0.90)	10,710.270	10.23	109,566
Qualified XII (0.95)	196,000.908	10.19	1,997,249
Qualified XII (1.00)	590,772.884	10.15	5,996,345
Qualified XII (1.05)	127,347.033	10.11	1,287,479
Qualified XII (1.10)	68,773.557	10.07	692,550
Qualified XII (1.15)	62,589.013	10.03	627,768
Qualified XII (1.20)	61,962.700	9.99	619,007
Qualified XII (1.25)	61,914.080	9.96	616,664
Qualified XII (1.30)	2,377.206	9.92	23,582
Qualified XII (1.35)	10,249.870	9.88	101,269
Qualified XII (1.40)	23,894.428	9.84	235,121
Qualified XII (1.45)	3,703.404	9.80	36,293
Qualified XII (1.50)	3,170.612	9.77	30,977
Qualified XV	6,773.714	10.16	68,821
Qualified XVI	45,448.939	9.77	444,036
Qualified XVII	4,949.243	9.96	49,294
Qualified XVIII	6,295.276	9.96	62,701
Qualified XXI	11,329.200	10.28	116,464
Qualified XXV	20,977.287	10.27	215,437
Qualified XXVI	18,263.843	10.18	185,926
Qualified XXVII	404,384.674	8.01	3,239,121
Qualified XXXII	1,736.998	13.38	23,241
Qualified XXXIII (0.65)	385.774	13.52	5,216
Qualified XXXVI	5,491.939	13.60	74,690
	5,004,941.103		$ 49,721,726

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AllianceBernstein Growth and Income Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP18	2,627.979	$ 12.76	$ 33,533
ING MAP PLUS NP22	498.099	12.68	6,316
ING MAP PLUS NP24	395.344	12.65	5,001
ING MAP PLUS NP26	1,588.158	12.61	20,027
ING MAP PLUS NP30	45.031	12.54	565
	5,154.611		$ 65,442

AllianceBernstein Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified X (1.15)	12,542.395	$ 13.51	$ 169,448
Qualified X (1.25)	28,042.251	13.48	378,010
Qualified XVIII	718.833	13.56	9,747
	41,303.479		$ 557,205

Allianz NFJ Small-Cap Value - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	4,226.426	$ 15.50	$ 65,510
ING MAP PLUS NP12	30.776	15.48	476
ING MAP PLUS NP14	2,214.045	15.44	34,185
ING MAP PLUS NP18	16,924.412	15.35	259,790
ING MAP PLUS NP19	969.611	15.32	14,854
ING MAP PLUS NP21	6,684.040	15.28	102,132
	31,049.310		$ 476,947

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	6,516.876	$ 12.12	$ 78,985
ING MAP PLUS NP6	4,098.633	12.11	49,634
ING MAP PLUS NP7	2,227.958	12.09	26,936
ING MAP PLUS NP8	7,355.443	12.07	88,780
ING MAP PLUS NP9	33,890.002	12.05	408,375
ING MAP PLUS NP10	21,336.296	12.04	256,889
ING MAP PLUS NP11	4,231.793	12.02	50,866
ING MAP PLUS NP14	52,108.694	11.97	623,741
ING MAP PLUS NP15	20,392.669	11.95	243,692
ING MAP PLUS NP16	176.566	11.93	2,106
ING MAP PLUS NP17	10,486.543	11.92	125,000
ING MAP PLUS NP18	3,400.416	11.90	40,465
ING MAP PLUS NP19	19,860.464	11.88	235,942
ING MAP PLUS NP20	115,359.775	11.86	1,368,167
ING MAP PLUS NP21	29,681.517	11.85	351,726
ING MAP PLUS NP22	55.188	11.83	653
ING MAP PLUS NP23	2,993.767	11.81	35,356
ING MAP PLUS NP24	8,591.609	11.79	101,295
ING MAP PLUS NP26	5,213.849	11.76	61,315
ING MAP PLUS NP27	58,168.733	11.74	682,901
ING MAP PLUS NP28	8,815.708	11.73	103,408
ING MAP PLUS NP29	3,751.453	11.71	43,930
ING MAP PLUS NP30	2,644.604	11.69	30,915
ING MAP PLUS NP32	269.627	11.66	3,144
	421,628.183		$ 5,014,221

American Century Income & Growth Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	17.615	$ 37.17	$ 655
Qualified XII (1.10)	1,554.266	36.93	57,399
Qualified XXVII	493,913.520	12.01	5,931,901
	495,485.401		$ 5,989,955

Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP13	20.819	$ 12.24	$ 255
ING MAP PLUS NP14	11,422.152	12.22	139,579
ING MAP PLUS NP15	18,087.903	12.21	220,853
ING MAP PLUS NP17	3,544.892	12.17	43,141
ING MAP PLUS NP18	887.605	12.15	10,784
ING MAP PLUS NP19	11,952.824	12.14	145,107
ING MAP PLUS NP23	16.300	12.07	197
ING MAP PLUS NP24	3,037.407	12.05	36,601
ING MAP PLUS NP26	437.802	12.01	5,258

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Ariel Appreciation Fund (continued)
ING MAP PLUS NP29	4.447	$ 11.96	$ 53
ING MAP PLUS NP30	2,269.749	11.94	27,101
ING MAP PLUS NP32	33.683	11.91	401
	51,715.583		$ 629,330

Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP8	1,156.738	$ 12.91	$ 14,933
ING MAP PLUS NP12	29.516	12.84	379
ING MAP PLUS NP14	7,073.939	12.80	90,546
ING MAP PLUS NP15	7,301.811	12.78	93,317
ING MAP PLUS NP17	1,053.151	12.75	13,428
ING MAP PLUS NP18	4,029.821	12.73	51,300
ING MAP PLUS NP19	3,321.732	12.71	42,219
ING MAP PLUS NP20	2,752.847	12.69	34,934
ING MAP PLUS NP21	6,068.310	12.67	76,885
ING MAP PLUS NP22	3,771.503	12.65	47,710
ING MAP PLUS NP24	1,976.520	12.62	24,944
ING MAP PLUS NP26	2,079.990	12.58	26,166
ING MAP PLUS NP27	9,855.281	12.56	123,782
ING MAP PLUS NP28	738.969	12.54	9,267
ING MAP PLUS NP29	38.213	12.53	479
ING MAP PLUS NP30	745.337	12.51	9,324
	51,993.678		$ 659,613

Baron Asset Fund
Contracts in accumulation period:
ING MAP PLUS NP6	1,673.207	$ 15.58	$ 26,069
ING MAP PLUS NP8	4,060.521	15.54	63,100
ING MAP PLUS NP9	2,553.588	15.52	39,632
ING MAP PLUS NP10	4,251.222	15.49	65,851
ING MAP PLUS NP11	671.938	15.47	10,395
ING MAP PLUS NP13	8,140.135	15.43	125,602
ING MAP PLUS NP14	7,448.446	15.40	114,706
ING MAP PLUS NP15	2,290.748	15.38	35,232
ING MAP PLUS NP16	4.936	15.36	76
ING MAP PLUS NP17	2,978.735	15.34	45,694
ING MAP PLUS NP18	3,638.771	15.31	55,710
ING MAP PLUS NP21	22,520.498	15.25	343,438
ING MAP PLUS NP22	84.200	15.23	1,282
ING MAP PLUS NP23	2,485.505	15.20	37,780
ING MAP PLUS NP26	360.990	15.14	5,465
ING MAP PLUS NP27	1,808.796	15.12	27,349
ING MAP PLUS NP28	36.326	15.09	548
ING MAP PLUS NP30	1,967.082	15.05	29,605
ING MAP PLUS NP31	122.894	15.03	1,847
	67,098.538		$ 1,029,381

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Baron Growth Fund
Contracts in accumulation period:
ING MAP PLUS NP7	2,009.844	$ 14.65	$ 29,444
ING MAP PLUS NP8	8,033.844	14.63	117,535
ING MAP PLUS NP11	3,937.299	14.57	57,366
ING MAP PLUS NP12	120.197	14.55	1,749
ING MAP PLUS NP14	8,148.457	14.50	118,153
ING MAP PLUS NP18	7,906.239	14.42	114,008
ING MAP PLUS NP19	3,992.235	14.40	57,488
ING MAP PLUS NP20	45,554.661	14.38	655,076
ING MAP PLUS NP21	10,579.310	14.36	151,919
ING MAP PLUS NP23	6,298.850	14.32	90,200
ING MAP PLUS NP24	1,977.983	14.29	28,265
ING MAP PLUS NP27	885.172	14.23	12,596
	99,444.091		$ 1,433,799

Calvert Social Balanced Portfolio
Currently payable annuity contracts:	9,328.693	$ 12.36	$ 115,303
Contracts in accumulation period:
ING Custom Choice 62	797.771	12.12	9,669
ING Custom Choice 65	5,410.810	11.75	63,577
Qualified V	395.892	24.64	9,755
Qualified VI	856,504.780	24.46	20,950,107
Qualified VIII	5,213.225	22.20	115,734
Qualified X (1.15)	4,537.000	12.64	57,348
Qualified X (1.25)	67,654.208	12.53	847,707
Qualified XII (0.05)	6,748.288	26.21	176,873
Qualified XII (0.25)	7,566.138	13.87	104,942
Qualified XII (0.35)	679.510	13.75	9,343
Qualified XII (0.40)	97,690.624	19.14	1,869,799
Qualified XII (0.45)	63.767	13.64	870
Qualified XII (0.50)	13,935.847	13.90	193,708
Qualified XII (0.55)	16,083.849	13.52	217,454
Qualified XII (0.60)	8,536.517	13.46	114,902
Qualified XII (0.65)	9,903.807	13.40	132,711
Qualified XII (0.70)	115,155.230	13.35	1,537,322
Qualified XII (0.75)	106,689.357	13.29	1,417,902
Qualified XII (0.80)	121,470.998	13.93	1,692,091
Qualified XII (0.85)	141,957.861	18.50	2,626,220
Qualified XII (0.90)	15,580.098	13.70	213,447
Qualified XII (0.95)	91,515.521	18.30	1,674,734
Qualified XII (1.00)	404,869.580	18.20	7,368,626
Qualified XII (1.05)	41,874.174	18.11	758,341
Qualified XII (1.10)	35,815.220	18.01	645,032
Qualified XII (1.15)	13,333.688	17.91	238,806
Qualified XII (1.20)	16,044.163	17.82	285,907

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Calvert Social Balanced Portfolio (continued)
Qualified XII (1.25)	26,160.462	$ 17.73	$ 463,825
Qualified XII (1.30)	140.869	17.63	2,484
Qualified XII (1.35)	2,481.502	17.54	43,526
Qualified XII (1.40)	14,936.255	17.44	260,488
Qualified XII (1.45)	1,685.074	17.35	29,236
Qualified XII (1.50)	270.101	17.26	4,662
Qualified XV	3,042.620	25.20	76,674
Qualified XVI	32,690.460	23.87	780,321
Qualified XVII	667.935	24.46	16,338
Qualified XVIII	10,904.272	12.53	136,631
Qualified XXI	3,482.231	25.49	88,762
Qualified XXV	4,743.694	25.23	119,683
Qualified XXVI	1.185	24.99	30
Qualified XXVII	486,324.669	32.97	16,034,124
Qualified XXVIII	117,530.411	32.70	3,843,244
Qualified XXXII	497.600	12.23	6,086
Qualified XXXVI	3,679.475	12.60	46,361
	2,924,595.431		$ 65,400,705

Capital One Mid Cap Equity Fund - Class A
Contracts in accumulation period:
Qualified XII (0.70)	73.058	$ 13.51	$ 987
Qualified XII (0.80)	2,987.200	13.48	40,267
Qualified XII (0.85)	4,089.195	13.46	55,041
	7,149.453		$ 96,295

DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	11,423.183	$ 14.64	$ 167,235
	11,423.183		$ 167,235

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP6	22,703.860	$ 16.91	$ 383,922
ING MAP PLUS NP8	26,447.031	16.86	445,897
ING MAP PLUS NP9	8,327.296	16.84	140,232
ING MAP PLUS NP10	9,072.248	16.81	152,504
ING MAP PLUS NP11	17,403.104	16.79	292,198
ING MAP PLUS NP12	12,509.250	16.77	209,780
ING MAP PLUS NP13	155.161	16.74	2,597
ING MAP PLUS NP14	35,702.124	16.72	596,940
ING MAP PLUS NP15	37,353.998	16.69	623,438
ING MAP PLUS NP17	11,417.732	16.64	189,991
ING MAP PLUS NP18	512.310	16.62	8,515
ING MAP PLUS NP19	4,275.026	16.60	70,965
ING MAP PLUS NP21	10,394.076	16.55	172,022
ING MAP PLUS NP22	4,075.251	16.52	67,323
ING MAP PLUS NP23	2,319.878	16.50	38,278
ING MAP PLUS NP24	4,534.255	16.48	74,725
ING MAP PLUS NP25	118.562	16.45	1,950
ING MAP PLUS NP26	2,043.246	16.43	33,571
ING MAP PLUS NP27	471.777	16.40	7,737
ING MAP PLUS NP28	5,106.754	16.38	83,649
ING MAP PLUS NP29	7,371.350	16.36	120,595
ING MAP PLUS NP30	2,699.525	16.33	44,083
ING MAP PLUS NP31	67.586	16.31	1,102
ING MAP PLUS NP32	296.401	16.29	4,828
	225,377.801		$ 3,766,842

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,754.666	$ 17.16	$ 47,270
ING Custom Choice 65	7,072.436	14.91	105,450
Qualified V	2,089.454	16.40	34,267
Qualified VI	2,802,670.905	16.47	46,159,990
Qualified XII (0.00)	8.858	17.03	151
Qualified XII (0.15)	136,908.889	16.96	2,321,975
Qualified XII (0.30)	67.810	16.89	1,145
Qualified XII (0.35)	78,803.879	16.87	1,329,421
Qualified XII (0.40)	9,813.160	16.85	165,352
Qualified XII (0.50)	410,203.168	16.80	6,891,413
Qualified XII (0.55)	5,303.207	16.78	88,988
Qualified XII (0.60)	30,646.391	16.76	513,634
Qualified XII (0.65)	11,920.814	16.74	199,554
Qualified XII (0.70)	236,077.039	16.71	3,944,847
Qualified XII (0.75)	100,139.847	16.69	1,671,334
Qualified XII (0.80)	1,224,388.016	16.67	20,410,548

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XII (0.85)	212,150.178	$ 16.65	$ 3,532,300
Qualified XII (0.90)	17,566.782	16.63	292,136
Qualified XII (0.95)	148,502.305	16.60	2,465,138
Qualified XII (1.00)	1,748,284.336	16.58	28,986,554
Qualified XII (1.05)	93,960.757	16.56	1,555,990
Qualified XII (1.10)	37,909.186	16.54	627,018
Qualified XII (1.15)	60,845.662	16.52	1,005,170
Qualified XII (1.20)	8,646.208	16.49	142,576
Qualified XII (1.25)	48,827.666	16.47	804,192
Qualified XII (1.30)	955.174	16.45	15,713
Qualified XII (1.35)	5,898.561	16.43	96,913
Qualified XII (1.40)	8,991.741	16.41	147,554
Qualified XII (1.45)	1,803.173	16.38	29,536
Qualified XII (1.50)	474.308	16.36	7,760
Qualified XV	2,317.376	16.60	38,468
Qualified XVI	46,481.141	16.36	760,431
Qualified XVII	1,423.820	16.58	23,607
Qualified XXI	7,969.842	16.67	132,857
Qualified XXV	5,129.300	16.72	85,762
Qualified XXVI	11,031.310	16.66	183,782
Qualified XXVII	1,126,137.614	14.58	16,419,086
	8,654,174.979		$ 141,237,882

Evergreen Special Values Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP7	544.676	$ 15.47	$ 8,426
ING MAP PLUS NP8	2,886.478	15.45	44,596
ING MAP PLUS NP15	4,687.443	15.30	71,718
ING MAP PLUS NP17	4,640.862	15.25	70,773
ING MAP PLUS NP18	2,643.053	15.23	40,254
ING MAP PLUS NP21	5,443.879	15.16	82,529
ING MAP PLUS NP25	1,128.621	15.08	17,020
ING MAP PLUS NP26	1,115.407	15.05	16,787
ING MAP PLUS NP27	134.941	15.03	2,028
Qualified V	1,089.479	23.55	25,657
Qualified VI	1,041,048.158	23.79	24,766,536
Qualified XII (0.50)	42,075.983	24.96	1,050,217
Qualified XII (0.55)	9,642.727	24.88	239,911
Qualified XII (0.60)	11,137.088	24.80	276,200
Qualified XII (0.65)	2,697.181	24.72	66,674
Qualified XII (0.70)	60,043.991	24.64	1,479,484
Qualified XII (0.75)	20,013.048	24.56	491,520
Qualified XII (0.80)	74,472.029	24.48	1,823,075
Qualified XII (0.85)	69,703.045	24.41	1,701,451
Qualified XII (0.90)	3,868.771	24.33	94,127

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Evergreen Special Values Fund - Class A (continued)
Qualified XII (0.95)	59,348.046	$ 24.25	$ 1,439,190
Qualified XII (1.00)	652,956.860	24.17	15,781,967
Qualified XII (1.05)	45,659.255	24.10	1,100,388
Qualified XII (1.10)	15,412.863	24.02	370,217
Qualified XII (1.15)	47,470.052	23.94	1,136,433
Qualified XII (1.20)	9,912.612	23.87	236,614
Qualified XII (1.25)	30,174.135	23.79	717,843
Qualified XII (1.30)	2,149.652	23.72	50,990
Qualified XII (1.35)	446.561	23.64	10,557
Qualified XII (1.40)	4,717.141	23.56	111,136
Qualified XII (1.45)	870.547	23.49	20,449
Qualified XII (1.50)	27.984	23.41	655
Qualified XVI	16,999.441	23.41	397,957
Qualified XVII	3,490.037	23.79	83,028
Qualified XXVII	2,175,934.973	23.95	52,113,643
	4,424,587.019		$ 105,940,050

Fidelity® Advisor Mid Cap Fund - Class T
Contracts in accumulation period:
ING MAP PLUS NP7	819.320	$ 13.88	$ 11,372
ING MAP PLUS NP10	12,322.247	13.82	170,293
ING MAP PLUS NP11	4,464.980	13.80	61,617
ING MAP PLUS NP14	8,818.001	13.74	121,159
ING MAP PLUS NP15	9,332.410	13.72	128,041
ING MAP PLUS NP19	3,125.647	13.64	42,634
ING MAP PLUS NP21	2,835.936	13.60	38,569
ING MAP PLUS NP22	3,189.423	13.58	43,312
ING MAP PLUS NP23	1,287.219	13.56	17,455
ING MAP PLUS NP27	149.654	13.48	2,017
ING MAP PLUS NP28	3,969.361	13.46	53,428
ING MAP PLUS NP32	325.780	13.38	4,359
	50,639.978		$ 694,256

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	332,279.841	$13.42 to $14.66	$ 4,863,757
Contracts in accumulation period:
ING Custom Choice 62	355.755	14.02	4,988
ING Custom Choice 65	50,382.680	13.30	670,090
ING MAP PLUS NP5	8,247.486	13.76	113,485
ING MAP PLUS NP8	11,564.703	13.70	158,436
ING MAP PLUS NP11	951.718	13.64	12,981
ING MAP PLUS NP12	26,550.283	13.62	361,615
ING MAP PLUS NP17	1,792.361	13.52	24,233
ING MAP PLUS NP18	189.322	13.51	2,558
ING MAP PLUS NP21	8,412.923	13.45	113,154
ING MAP PLUS NP22	412.614	13.43	5,541
ING MAP PLUS NP23	123.038	13.41	1,650
ING MAP PLUS NP26	3,662.453	13.35	48,894
ING MAP PLUS NP29	108.859	13.29	1,447
ING MAP PLUS NP30	3,213.131	13.27	42,638
ING MAP PLUS NP32	1,209.945	13.23	16,008
Qualified V	1,590.005	26.02	41,372
Qualified VI	5,182,052.632	26.59	137,790,779
Qualified VIII	6,316.264	26.48	167,255
Qualified X (1.15)	321,620.678	33.70	10,838,617
Qualified X (1.25)	543,429.352	33.28	18,085,329
Qualified XII (0.00)	2.072	16.82	35
Qualified XII (0.05)	116,517.417	28.49	3,319,581
Qualified XII (0.25)	268,626.162	16.47	4,424,273
Qualified XII (0.35)	25,339.435	16.33	413,793
Qualified XII (0.40)	531,262.978	24.76	13,154,071
Qualified XII (0.45)	220.861	16.19	3,576
Qualified XII (0.50)	682,997.001	16.76	11,447,030
Qualified XII (0.55)	233,513.166	16.05	3,747,886
Qualified XII (0.60)	272,073.314	15.98	4,347,732
Qualified XII (0.65)	90,354.967	15.91	1,437,548
Qualified XII (0.70)	477,515.531	15.84	7,563,846
Qualified XII (0.75)	518,775.852	15.77	8,181,095
Qualified XII (0.80)	1,546,502.500	17.13	26,491,588
Qualified XII (0.85)	504,652.767	23.93	12,076,341
Qualified XII (0.90)	71,701.560	16.71	1,198,133
Qualified XII (0.95)	692,976.616	23.68	16,409,686
Qualified XII (1.00)	1,481,555.750	23.56	34,905,453
Qualified XII (1.05)	258,167.450	23.43	6,048,863
Qualified XII (1.10)	137,309.727	23.31	3,200,690
Qualified XII (1.15)	169,167.068	23.18	3,921,293
Qualified XII (1.20)	62,249.641	23.06	1,435,477
Qualified XII (1.25)	152,763.750	22.94	3,504,400
Qualified XII (1.30)	5,874.753	22.82	134,062

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income
Portfolio - Initial Class (continued)
Qualified XII (1.35)	6,562.819	$ 22.70	$ 148,976
Qualified XII (1.40)	35,555.387	22.57	802,485
Qualified XII (1.45)	8,489.836	22.46	190,682
Qualified XII (1.50)	6,428.816	22.34	143,620
Qualified XV	32,939.799	27.40	902,550
Qualified XVI	164,429.036	25.95	4,266,933
Qualified XVII	10,083.082	26.59	268,109
Qualified XVIII	26,556.456	33.28	883,799
Qualified XXI	44,942.737	27.72	1,245,813
Qualified XXV	25,457.484	27.43	698,299
Qualified XXVI	24,857.135	27.18	675,617
Qualified XXVII	2,330,504.210	28.29	65,929,964
Qualified XXVIII	1,333,953.558	28.06	37,430,737
Qualified XXXII	29,566.057	14.35	424,273
Qualified XXXIII (0.65)	131.731	14.69	1,935
Qualified XXXVI	68,536.241	14.77	1,012,280
	18,953,580.765		$ 455,757,351

Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	19,985.245	$ 11.66	$ 233,028
Contracts in accumulation period:
ING Custom Choice 62	3,714.753	11.78	43,760
ING Custom Choice 65	81,099.809	12.05	977,253
ING MAP PLUS NP5	7,616.359	11.05	84,161
ING MAP PLUS NP8	70.432	11.00	775
ING MAP PLUS NP17	1,480.667	10.86	16,080
ING MAP PLUS NP21	3,987.038	10.79	43,020
ING MAP PLUS NP26	69.099	10.72	741
Qualified V	932.397	18.84	17,566
Qualified VI	6,753,787.804	18.95	127,984,279
Qualified VIII	8,185.509	19.17	156,916
Qualified X (1.15)	346,035.791	26.69	9,235,695
Qualified X (1.25)	556,961.344	26.36	14,681,501
Qualified XII (0.05)	22,612.590	20.31	459,262
Qualified XII (0.25)	482,224.774	13.06	6,297,856
Qualified XII (0.35)	46,498.267	12.95	602,153
Qualified XII (0.45)	524.489	12.84	6,734
Qualified XII (0.50)	451,275.041	13.42	6,056,111
Qualified XII (0.55)	314,560.397	12.73	4,004,354
Qualified XII (0.60)	358,553.628	12.67	4,542,874
Qualified XII (0.65)	237,194.056	12.62	2,993,389
Qualified XII (0.70)	544,267.107	12.56	6,835,995
Qualified XII (0.75)	584,248.331	12.51	7,308,947
Qualified XII (0.80)	922,066.867	13.65	12,586,213
Qualified XII (0.85)	829,269.521	17.93	14,868,803

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Growth Portfolio - Initial Class (continued)
Qualified XII (0.90)	97,268.677	$ 13.20	$ 1,283,947
Qualified XII (0.95)	647,438.933	17.74	11,485,567
Qualified XII (1.00)	2,034,214.741	17.65	35,903,890
Qualified XII (1.05)	367,212.392	17.56	6,448,250
Qualified XII (1.10)	184,023.777	17.46	3,213,055
Qualified XII (1.15)	144,957.860	17.37	2,517,918
Qualified XII (1.20)	94,278.697	17.28	1,629,136
Qualified XII (1.25)	117,620.860	17.19	2,021,903
Qualified XII (1.30)	8,209.368	17.10	140,380
Qualified XII (1.35)	14,253.944	17.01	242,460
Qualified XII (1.40)	33,722.601	16.92	570,586
Qualified XII (1.45)	7,617.338	16.83	128,200
Qualified XII (1.50)	8,550.553	16.74	143,136
Qualified XV	35,402.089	19.53	691,403
Qualified XVI	190,758.228	18.49	3,527,120
Qualified XVII	8,134.754	18.95	154,154
Qualified XVIII	33,406.206	26.36	880,588
Qualified XXI	83,957.778	19.75	1,658,166
Qualified XXV	53,726.893	19.55	1,050,361
Qualified XXVI	39,141.265	19.37	758,166
Qualified XXXII	30,331.737	11.63	352,758
Qualified XXXIII (0.65)	2,957.034	10.60	31,345
Qualified XXXVI	90,967.329	10.65	968,802
	16,905,374.369		$ 295,838,757

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	7,818.123	$10.56 to $11.11	$ 86,803
Contracts in accumulation period:
Qualified XXVII	571,769.266	10.12	5,786,305
Qualified XXVIII	187,121.912	10.04	1,878,704
	766,709.301		$ 7,751,812

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	5,787.407	$ 14.63	$ 84,670
Qualified V	504.109	20.16	10,163
Qualified VI	1,067,521.892	20.53	21,916,224
Qualified VIII	794.656	20.51	16,298
Qualified X (1.15)	77,872.401	21.42	1,668,027
Qualified X (1.25)	113,292.590	21.15	2,396,138
Qualified XII (0.05)	29,121.046	22.00	640,663
Qualified XII (0.25)	17,125.648	15.39	263,564
Qualified XII (0.35)	14,218.788	15.26	216,979
Qualified XII (0.45)	15.855	15.13	240
Qualified XII (0.50)	56,984.358	16.25	925,996
Qualified XII (0.55)	43,549.351	15.00	653,240
Qualified XII (0.60)	40,984.325	14.93	611,896
Qualified XII (0.65)	29,808.017	14.87	443,245
Qualified XII (0.70)	49,822.778	14.81	737,875
Qualified XII (0.75)	79,607.442	14.74	1,173,414
Qualified XII (0.80)	214,672.612	16.40	3,520,631
Qualified XII (0.85)	94,692.600	20.47	1,938,358
Qualified XII (0.90)	16,029.387	16.29	261,119
Qualified XII (0.95)	131,283.697	20.25	2,658,495
Qualified XII (1.00)	137,899.567	20.15	2,778,676
Qualified XII (1.05)	32,814.938	20.04	657,611
Qualified XII (1.10)	26,422.169	19.93	526,594
Qualified XII (1.15)	27,613.897	19.83	547,584
Qualified XII (1.20)	15,843.330	19.72	312,430
Qualified XII (1.25)	21,542.708	19.62	422,668
Qualified XII (1.30)	8,612.375	19.51	168,027
Qualified XII (1.35)	3,376.532	19.41	65,538
Qualified XII (1.40)	4,128.883	19.31	79,729
Qualified XII (1.45)	111.174	19.21	2,136
Qualified XII (1.50)	1,135.537	19.10	21,689
Qualified XV	8,158.793	21.16	172,640
Qualified XVI	35,066.308	20.03	702,378
Qualified XVII	2,218.378	20.53	45,543
Qualified XVIII	5,674.130	21.15	120,008
Qualified XXI	7,982.792	21.40	170,832
Qualified XXV	6,348.850	21.18	134,469
Qualified XXVI	5,136.092	20.98	107,755
Qualified XXVII	369,267.052	11.47	4,235,493
Qualified XXXII	3,478.415	16.20	56,350
Qualified XXXIII (0.65)	117.062	16.96	1,985
Qualified XXXVI	14,394.972	17.05	245,434
	2,821,032.913		$ 51,712,804

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	815,717.126	$ 19.95	$ 16,273,557
Qualified XXVIII	105,463.321	19.79	2,087,119
	921,180.447		$ 18,360,676

Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	567,062.454	$ 14.97	$ 8,488,925
Contracts in accumulation period:
ING Custom Choice 62	13,315.924	14.57	194,013
ING Custom Choice 65	91,781.856	13.27	1,217,945
ING MAP PLUS NP5	24,692.664	14.77	364,711
ING MAP PLUS NP6	20,565.197	14.75	303,337
ING MAP PLUS NP7	3,894.949	14.73	57,373
ING MAP PLUS NP8	52,624.241	14.70	773,576
ING MAP PLUS NP9	15,008.550	14.68	220,326
ING MAP PLUS NP10	34,071.695	14.66	499,491
ING MAP PLUS NP11	36,898.266	14.64	540,191
ING MAP PLUS NP12	41,012.630	14.62	599,605
ING MAP PLUS NP13	3,353.245	14.60	48,957
ING MAP PLUS NP14	6,947.064	14.58	101,288
ING MAP PLUS NP15	36,984.411	14.56	538,493
ING MAP PLUS NP16	8,780.350	14.53	127,578
ING MAP PLUS NP17	12,660.411	14.51	183,703
ING MAP PLUS NP18	10,057.547	14.49	145,734
ING MAP PLUS NP19	13,254.430	14.47	191,792
ING MAP PLUS NP20	7,565.379	14.45	109,320
ING MAP PLUS NP21	39,269.525	14.43	566,659
ING MAP PLUS NP22	23,560.229	14.41	339,503
ING MAP PLUS NP23	4,233.348	14.39	60,918
ING MAP PLUS NP24	16,054.530	14.37	230,704
ING MAP PLUS NP25	1,784.261	14.35	25,604
ING MAP PLUS NP26	9,787.825	14.32	140,162
ING MAP PLUS NP27	25,693.166	14.30	367,412
ING MAP PLUS NP28	16,812.302	14.28	240,080
ING MAP PLUS NP29	8,351.691	14.26	119,095
ING MAP PLUS NP30	12,840.790	14.24	182,853
ING MAP PLUS NP31	160.127	14.22	2,277
ING MAP PLUS NP32	4,385.580	14.20	62,275
Qualified V	1,536.406	31.37	48,197
Qualified VI	11,199,575.580	31.73	355,362,533
Qualified VIII	6,525.311	31.91	208,223
Qualified X (1.15)	332,495.174	36.06	11,989,776
Qualified X (1.25)	887,780.023	35.65	31,649,358
Qualified XII (0.00)	656,743.764	12.07	7,926,897
Qualified XII (0.05)	222,882.162	34.00	7,577,994

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Contrafund®
Portfolio - Initial Class (continued)
Qualified XII (0.15)	205,067.386	$ 20.32	$ 4,166,969
Qualified XII (0.25)	434,646.308	20.14	8,753,777
Qualified XII (0.30)	225.167	20.06	4,517
Qualified XII (0.35)	146,993.202	19.97	2,935,454
Qualified XII (0.40)	774,715.277	30.86	23,907,713
Qualified XII (0.45)	1,599.122	19.80	31,663
Qualified XII (0.50)	1,082,527.334	20.60	22,300,063
Qualified XII (0.55)	510,357.286	19.63	10,018,314
Qualified XII (0.60)	383,018.549	19.55	7,488,013
Qualified XII (0.65)	235,683.181	19.46	4,586,395
Qualified XII (0.70)	994,100.035	19.38	19,265,659
Qualified XII (0.75)	1,035,000.015	19.30	19,975,500
Qualified XII (0.80)	3,361,869.080	21.12	71,002,675
Qualified XII (0.85)	811,346.246	29.83	24,202,459
Qualified XII (0.90)	216,614.962	20.46	4,431,942
Qualified XII (0.95)	3,947,271.638	29.51	116,483,986
Qualified XII (1.00)	3,678,667.868	29.35	107,968,902
Qualified XII (1.05)	396,000.924	29.20	11,563,227
Qualified XII (1.10)	237,295.234	29.04	6,891,054
Qualified XII (1.15)	516,839.995	28.89	14,931,507
Qualified XII (1.20)	73,889.831	28.74	2,123,594
Qualified XII (1.25)	261,881.307	28.58	7,484,568
Qualified XII (1.30)	5,566.240	28.43	158,248
Qualified XII (1.35)	10,022.930	28.28	283,448
Qualified XII (1.40)	52,830.561	28.13	1,486,124
Qualified XII (1.45)	11,204.573	27.98	313,504
Qualified XII (1.50)	12,425.450	27.83	345,800
Qualified XV	48,809.872	32.70	1,596,083
Qualified XVI	254,136.402	30.96	7,868,063
Qualified XVII	27,818.907	31.73	882,694
Qualified XVIII	32,554.922	35.65	1,160,583
Qualified XXI	142,496.844	33.07	4,712,371
Qualified XXV	51,522.116	32.73	1,686,319
Qualified XXVI	35,028.522	32.42	1,135,625
Qualified XXVII	4,854,925.240	36.46	177,010,574
Qualified XXVIII	1,434,090.878	36.17	51,871,067
Qualified XXXII	43,238.354	15.04	650,305
Qualified XXXIII (0.65)	66,268.402	16.98	1,125,237
Qualified XXXVI	119,282.921	17.07	2,036,159
	40,978,836.138		$ 1,176,647,033

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	4,183,211.700	$ 27.98	$ 117,046,263
Qualified XXVIII	425,449.512	27.75	11,806,224
	4,608,661.212		$ 128,852,487

Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	446,100.784	$ 12.22	$ 5,451,352
	446,100.784		$ 5,451,352

Mutual Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP8	10,026.475	$ 16.30	$ 163,432
ING MAP PLUS NP12	15,972.397	16.21	258,913
ING MAP PLUS NP13	6,278.868	16.19	101,655
ING MAP PLUS NP14	14,314.690	16.16	231,325
ING MAP PLUS NP15	175.007	16.14	2,825
ING MAP PLUS NP17	174.872	16.09	2,814
ING MAP PLUS NP18	9,819.568	16.07	157,800
ING MAP PLUS NP19	5,333.104	16.05	85,596
ING MAP PLUS NP20	2,896.794	16.02	46,407
ING MAP PLUS NP21	7,777.789	16.00	124,445
ING MAP PLUS NP23	212.818	15.95	3,394
ING MAP PLUS NP24	985.627	15.93	15,701
ING MAP PLUS NP26	1,262.387	15.88	20,047
ING MAP PLUS NP27	13,920.248	15.86	220,775
ING MAP PLUS NP29	112.546	15.81	1,779
ING MAP PLUS NP30	33.500	15.79	529
ING MAP PLUS NP32	26.886	15.75	423
	89,323.576		$ 1,437,860

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	701.302	$ 12.83	$ 8,998
ING MAP PLUS NP11	8,746.000	12.81	112,036
ING MAP PLUS NP12	222.930	12.79	2,851
ING MAP PLUS NP14	349.735	12.76	4,463
ING MAP PLUS NP15	370.807	12.74	4,724
ING MAP PLUS NP17	308.913	12.70	3,923
ING MAP PLUS NP18	2,510.179	12.68	31,829
ING MAP PLUS NP19	17,782.652	12.67	225,306
ING MAP PLUS NP22	1,847.269	12.61	23,294
ING MAP PLUS NP23	1,084.782	12.59	13,657
ING MAP PLUS NP25	120.252	12.56	1,510
ING MAP PLUS NP26	1,915.533	12.54	24,021
ING MAP PLUS NP28	7,927.048	12.50	99,088
ING MAP PLUS NP29	26.692	12.48	333
ING MAP PLUS NP32	7.861	12.43	98
	43,921.955		$ 556,131

Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	72,871.338	$ 16.01	$ 1,166,670
Contracts in accumulation period:
ING Custom Choice 62	174.956	15.36	2,687
ING Custom Choice 65	5,131.513	13.16	67,531
ING MAP PLUS NP6	2,399.309	15.44	37,045
ING MAP PLUS NP9	4.971	15.38	76
ING MAP PLUS NP11	15,278.099	15.33	234,213
ING MAP PLUS NP12	6,842.110	15.31	104,753
ING MAP PLUS NP13	648.402	15.29	9,914
ING MAP PLUS NP15	1,093.150	15.24	16,660
ING MAP PLUS NP16	2,203.976	15.22	33,545
ING MAP PLUS NP17	2,966.067	15.20	45,084
ING MAP PLUS NP18	2,650.239	15.18	40,231
ING MAP PLUS NP20	19,236.853	15.13	291,054
ING MAP PLUS NP23	426.396	15.07	6,426
ING MAP PLUS NP24	2,427.872	15.05	36,539
ING MAP PLUS NP26	102.365	15.00	1,535
ING MAP PLUS NP27	54.063	14.98	810
ING MAP PLUS NP30	1,402.444	14.91	20,910
ING MAP PLUS NP32	454.089	14.87	6,752
Qualified V	212.313	18.10	3,843
Qualified VI	1,444,904.006	18.25	26,369,498
Qualified VIII	105.458	18.25	1,925
Qualified X (1.15)	65,044.446	18.35	1,193,566
Qualified X (1.25)	169,778.514	18.25	3,098,458
Qualified XII (0.15)	4,150.109	19.38	80,429

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small Cap Value Securities
Fund - Class 2 (continued)
Qualified XII (0.35)	23,711.019	19.17	454,540
Qualified XII (0.50)	155,794.618	19.01	2,961,656
Qualified XII (0.55)	48,455.522	18.96	918,717
Qualified XII (0.60)	94,814.750	18.91	1,792,947
Qualified XII (0.65)	84,755.971	18.86	1,598,498
Qualified XII (0.70)	87,801.011	18.81	1,651,537
Qualified XII (0.75)	38,569.359	18.76	723,561
Qualified XII (0.80)	111,914.639	18.71	2,093,923
Qualified XII (0.85)	191,900.843	18.66	3,580,870
Qualified XII (0.90)	10,084.735	18.60	187,576
Qualified XII (0.95)	92,783.803	18.55	1,721,140
Qualified XII (1.00)	739,498.536	18.50	13,680,723
Qualified XII (1.05)	51,033.915	18.45	941,576
Qualified XII (1.10)	14,897.534	18.40	274,115
Qualified XII (1.15)	53,377.474	18.35	979,477
Qualified XII (1.20)	9,892.015	18.30	181,024
Qualified XII (1.25)	48,594.602	18.25	886,851
Qualified XII (1.30)	543.205	18.20	9,886
Qualified XII (1.35)	5,208.040	18.15	94,526
Qualified XII (1.40)	7,450.305	18.11	134,925
Qualified XII (1.45)	2,474.927	18.06	44,697
Qualified XII (1.50)	642.902	18.01	11,579
Qualified XV	4,327.156	18.55	80,269
Qualified XVI	38,439.754	18.01	692,300
Qualified XVII	6,456.169	18.25	117,825
Qualified XVIII	5,970.392	18.25	108,960
Qualified XXI	27,736.676	18.71	518,953
Qualified XXV	15,346.854	18.76	287,907
Qualified XXVI	22,774.943	18.60	423,614
Qualified XXVII	360,740.351	20.37	7,348,281
Qualified XXVIII	606,512.182	17.43	10,571,507
Qualified XXXII	3,414.759	15.70	53,612
Qualified XXXIII (0.65)	27,856.140	18.95	527,874
	4,814,338.159		$ 88,525,600

ING Financial Services Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	46.203	$ 13.56	$ 627
ING MAP PLUS NP14	3,816.114	13.54	51,670
ING MAP PLUS NP15	1,583.859	13.52	21,414
ING MAP PLUS NP22	35.049	13.39	469
ING MAP PLUS NP28	121.953	13.27	1,618
ING MAP PLUS NP30	588.661	13.23	7,788
	6,191.839		$ 83,586

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP5	8,866.769	$ 19.45	$ 172,459
ING MAP PLUS NP6	4,180.608	19.42	81,187
ING MAP PLUS NP9	528.393	19.34	10,219
ING MAP PLUS NP10	253.622	19.31	4,897
ING MAP PLUS NP11	6,353.856	19.28	122,502
ING MAP PLUS NP12	9,889.651	19.25	190,376
ING MAP PLUS NP13	6,981.770	19.22	134,190
ING MAP PLUS NP14	6,706.046	19.20	128,756
ING MAP PLUS NP15	4,998.414	19.17	95,820
ING MAP PLUS NP17	1,863.865	19.11	35,618
ING MAP PLUS NP18	21,469.704	19.09	409,857
ING MAP PLUS NP19	1,132.962	19.06	21,594
ING MAP PLUS NP20	12,462.630	19.03	237,164
ING MAP PLUS NP21	15,850.775	19.00	301,165
ING MAP PLUS NP22	1,411.920	18.98	26,798
ING MAP PLUS NP23	2,143.532	18.95	40,620
ING MAP PLUS NP24	1,732.113	18.92	32,772
ING MAP PLUS NP25	1,622.906	18.89	30,657
ING MAP PLUS NP26	336.916	18.87	6,358
ING MAP PLUS NP27	13,438.870	18.84	253,188
ING MAP PLUS NP28	34.686	18.81	652
ING MAP PLUS NP29	110.112	18.78	2,068
ING MAP PLUS NP30	1,041.977	18.76	19,547
ING MAP PLUS NP32	752.443	18.70	14,071
	124,164.540		$ 2,372,535

ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP5	2,268.564	$ 10.87	$ 24,659
ING MAP PLUS NP7	213.283	10.84	2,312
ING MAP PLUS NP9	11,268.247	10.81	121,810
ING MAP PLUS NP11	4,566.455	10.78	49,226
ING MAP PLUS NP12	2,398.362	10.76	25,806
ING MAP PLUS NP14	11,093.281	10.73	119,031
ING MAP PLUS NP15	1,148.363	10.72	12,310
ING MAP PLUS NP17	13,913.611	10.69	148,737

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GNMA Income Fund - Class A (continued)
ING MAP PLUS NP18	4,398.283	10.67	46,930
ING MAP PLUS NP19	2,117.939	10.66	22,577
ING MAP PLUS NP21	781.707	10.63	8,310
ING MAP PLUS NP22	824.224	10.61	8,745
ING MAP PLUS NP24	1,433.919	10.58	15,171
ING MAP PLUS NP26	1,987.602	10.55	20,969
ING MAP PLUS NP27	17,001.234	10.53	179,023
ING MAP PLUS NP29	8,204.298	10.50	86,145
ING MAP PLUS NP30	3,355.119	10.49	35,195
ING MAP PLUS NP32	1,104.163	10.46	11,550
Qualified XII (1.00)	3,304.249	10.44	34,496
	91,382.903		$ 973,002

ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP5	17,548.835	$ 10.95	$ 192,160
ING MAP PLUS NP6	9,836.100	10.94	107,607
ING MAP PLUS NP8	4,542.869	10.91	49,563
ING MAP PLUS NP10	28,100.821	10.87	305,456
ING MAP PLUS NP14	1,364.679	10.81	14,752
ING MAP PLUS NP15	17,519.284	10.80	189,208
ING MAP PLUS NP17	10,090.985	10.76	108,579
ING MAP PLUS NP18	17,702.086	10.75	190,297
ING MAP PLUS NP19	18,115.875	10.73	194,383
ING MAP PLUS NP20	3,459.002	10.72	37,081
ING MAP PLUS NP21	8,902.221	10.70	95,254
ING MAP PLUS NP22	967.023	10.69	10,337
ING MAP PLUS NP23	5,244.912	10.67	55,963
ING MAP PLUS NP24	2,753.326	10.66	29,350
ING MAP PLUS NP25	5.833	10.64	62
ING MAP PLUS NP28	4,215.822	10.59	44,646
ING MAP PLUS NP29	316.730	10.58	3,351
ING MAP PLUS NP30	60.480	10.56	639
ING MAP PLUS NP31	138.735	10.55	1,464
ING MAP PLUS NP32	279.812	10.53	2,946
	151,165.430		$ 1,633,098

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	263,223.410	$ 11.05	$ 2,908,619
	263,223.410		$ 2,908,619

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series S
Contracts in accumulation period:
ING Custom Choice 65	5,696.641	$ 11.02	$ 62,777
Qualified VI	361,368.024	11.25	4,065,390
Qualified X (1.15)	29,468.807	11.26	331,819
Qualified X (1.25)	60,646.692	11.25	682,275
Qualified XII (0.25)	19,367.468	11.91	230,667
Qualified XII (0.50)	43,149.171	11.78	508,297
Qualified XII (0.80)	5,128.160	11.61	59,538
Qualified XII (0.85)	80.331	11.59	931
Qualified XII (0.95)	9,359.332	11.53	107,913
Qualified XII (1.00)	10,943.106	11.51	125,955
Qualified XII (1.05)	54,664.161	11.48	627,545
Qualified XII (1.10)	11,325.543	11.45	129,677
Qualified XII (1.15)	199.045	11.43	2,275
Qualified XII (1.20)	6,145.292	11.40	70,056
Qualified XII (1.25)	104,847.847	11.37	1,192,120
Qualified XII (1.35)	1,328.407	11.32	15,038
Qualified XII (1.40)	35,159.353	11.29	396,949
Qualified XII (1.45)	1,365.508	11.27	15,389
Qualified XVI	6,616.878	11.12	73,580
Qualified XVIII	8,122.655	11.26	91,461
Qualified XXI	174.271	11.49	2,002
Qualified XXV	439.844	11.59	5,098
Qualified XXVII	120,762.373	11.38	1,374,276
Qualified XXXII	1,375.266	10.74	14,770
Qualified XXXVI	5,820.114	11.71	68,154
	903,554.289		$ 10,253,952

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	142,606.481	$ 12.53	$ 1,786,859
Qualified XII (0.50)	6,894.956	12.69	87,497
Qualified XII (0.55)	174.524	12.68	2,213
Qualified XII (0.60)	12,319.200	12.67	156,084
Qualified XII (0.65)	233.681	12.66	2,958
Qualified XII (0.70)	5,773.009	12.65	73,029
Qualified XII (0.75)	4,594.134	12.64	58,070
Qualified XII (0.80)	2,200.102	12.63	27,787

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class (continued)
Qualified XII (0.85)	21,592.810	12.62	272,501
Qualified XII (0.90)	1,159.818	12.61	14,625
Qualified XII (0.95)	3,556.684	12.60	44,814
Qualified XII (1.00)	36,117.742	12.58	454,361
Qualified XII (1.05)	783.381	12.57	9,847
Qualified XII (1.10)	3,075.201	12.56	38,625
Qualified XII (1.15)	5,452.774	12.55	68,432
Qualified XII (1.20)	689.971	12.54	8,652
Qualified XII (1.25)	3,018.196	12.53	37,818
Qualified XII (1.35)	8.710	12.51	109
Qualified XII (1.40)	269.993	12.50	3,375
Qualified XII (1.45)	10.837	12.49	135
Qualified XII (1.50)	571.267	12.48	7,129
Qualified XVI	3,653.280	12.48	45,593
Qualified XVII	4,245.945	12.53	53,202
Qualified XXI	1,587.567	12.63	20,051
Qualified XXV	482.144	12.64	6,094
Qualified XXVI	463.471	12.61	5,844
	261,535.878		$ 3,285,704

ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	1.951	$ 11.40	$ 22
	1.951		$ 22

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	335.077	$ 12.60	$ 4,222
ING Custom Choice 65	748.829	12.83	9,607
ING MAP PLUS NP11	2,581.589	12.74	32,889
ING MAP PLUS NP12	9,985.890	12.73	127,120
ING MAP PLUS NP13	501.457	12.72	6,379
ING MAP PLUS NP15	182.204	12.70	2,314
ING MAP PLUS NP17	905.683	12.68	11,484
Qualified VI	163,855.073	12.60	2,064,574
Qualified XII (0.00)	7.101	12.87	91
Qualified XII (0.50)	7,873.778	12.76	100,469
Qualified XII (0.55)	2,021.395	12.75	25,773
Qualified XII (0.60)	9,428.160	12.74	120,115
Qualified XII (0.65)	428.650	12.73	5,457
Qualified XII (0.70)	22,179.243	12.72	282,120
Qualified XII (0.75)	5,435.533	12.71	69,086
Qualified XII (0.80)	13,845.210	12.70	175,834
Qualified XII (0.85)	9,702.782	12.69	123,128
Qualified XII (0.90)	2,610.759	12.68	33,104
Qualified XII (0.95)	12,324.341	12.67	156,149
Qualified XII (1.00)	62,966.472	12.66	797,156
Qualified XII (1.05)	3,510.938	12.65	44,413
Qualified XII (1.10)	2,067.153	12.64	26,129
Qualified XII (1.15)	4,093.238	12.63	51,698
Qualified XII (1.20)	1,393.374	12.61	17,570
Qualified XII (1.25)	5,597.025	12.60	70,523
Qualified XII (1.30)	83.751	12.59	1,054
Qualified XII (1.35)	144.421	12.58	1,817
Qualified XII (1.40)	505.134	12.57	6,350
Qualified XII (1.45)	1.009	12.56	13
Qualified XV	321.620	12.67	4,075
Qualified XVI	2,893.326	12.55	36,311
Qualified XXI	1,817.398	12.70	23,081
Qualified XXV	381.748	12.71	4,852
Qualified XXVI	383.297	12.68	4,860
	351,112.658		$ 4,439,817

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	136.431	$ 13.31	$ 1,816
ING MAP PLUS NP6	19,722.191	13.27	261,713
ING MAP PLUS NP8	9,268.114	13.24	122,710
ING MAP PLUS NP11	4,824.650	13.21	63,734
ING MAP PLUS NP13	10,041.372	13.19	132,446
ING MAP PLUS NP15	5,471.353	13.17	72,058
ING MAP PLUS NP17	1,976.816	13.14	25,975
ING MAP PLUS NP18	1,646.938	13.13	21,624
ING MAP PLUS NP22	2,397.752	13.09	31,387
ING MAP PLUS NP24	7,418.744	13.07	96,963
ING MAP PLUS NP25	162.964	13.06	2,128
ING MAP PLUS NP30	2,051.847	13.00	26,674
Qualified VI	571,175.572	13.07	7,465,265
Qualified XII (0.40)	144.067	13.25	1,909
Qualified XII (0.50)	47,840.346	13.23	632,928
Qualified XII (0.55)	235.877	13.22	3,118
Qualified XII (0.60)	5,701.383	13.21	75,315
Qualified XII (0.65)	949.815	13.20	12,538
Qualified XII (0.70)	12,522.122	13.19	165,167
Qualified XII (0.75)	4,122.989	13.18	54,341
Qualified XII (0.80)	19,565.841	13.17	257,682
Qualified XII (0.85)	33,125.805	13.15	435,604
Qualified XII (0.90)	1,196.371	13.14	15,720
Qualified XII (0.95)	26,450.058	13.13	347,289
Qualified XII (1.00)	255,629.758	13.12	3,353,862
Qualified XII (1.05)	9,776.867	13.11	128,175
Qualified XII (1.10)	8,094.549	13.10	106,039
Qualified XII (1.15)	20,811.892	13.09	272,428
Qualified XII (1.20)	135.824	13.08	1,777
Qualified XII (1.25)	10,388.902	13.07	135,783
Qualified XII (1.30)	521.505	13.06	6,811
Qualified XII (1.35)	1,658.521	13.05	21,644
Qualified XII (1.40)	344.886	13.03	4,494
Qualified XV	350.149	13.13	4,597
Qualified XVI	13,842.916	13.01	180,096
Qualified XXI	3,387.259	13.17	44,610
Qualified XXVI	1,427.429	13.14	18,756
	1,114,519.875		$ 14,605,176

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Large Cap Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Qualified VI	12,165.285	$ 9.87	$ 120,071
Qualified X (1.25)	171.669	9.87	1,694
Qualified XII (0.50)	662.221	9.92	6,569
Qualified XII (0.75)	0.845	9.90	8
Qualified XII (0.95)	396.354	9.89	3,920
Qualified XII (1.00)	2.301	9.89	23
Qualified XII (1.05)	0.627	9.88	6
Qualified XII (1.10)	798.682	9.88	7,891
Qualified XVI	31.670	9.85	312
Qualified XXVII	2,171.985	9.93	21,568
	16,401.639		$ 162,062

ING JPMorgan Emerging Markets Equity
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,890.606	$ 14.67	$ 57,075
	3,890.606		$ 57,075

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	979,896.866	$ 15.35	$ 15,041,417
Qualified XXVIII	920,631.296	15.35	14,131,690
	1,900,528.162		$ 29,173,107

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,186.930	$ 18.30	$ 21,721
ING MAP PLUS NP26	673.486	11.43	7,698
Qualified VI	667,561.042	17.98	12,002,748
Qualified VIII	194.391	17.97	3,493
Qualified XII (0.50)	6,592.027	18.20	119,975
Qualified XII (0.55)	4,757.085	18.19	86,531
Qualified XII (0.60)	20,736.945	18.17	376,790
Qualified XII (0.65)	1,027.933	18.16	18,667
Qualified XII (0.70)	17,893.224	18.14	324,583
Qualified XII (0.75)	11,402.010	18.13	206,718
Qualified XII (0.80)	60,707.016	18.11	1,099,404
Qualified XII (0.85)	55,276.294	18.10	1,000,501
Qualified XII (0.90)	7,002.791	18.08	126,610
Qualified XII (0.95)	29,475.407	18.07	532,621
Qualified XII (1.00)	195,944.843	18.05	3,536,804
Qualified XII (1.05)	10,504.754	18.04	189,506

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class (continued)
Qualified XII (1.10)	9,723.192	$ 18.02	$ 175,212
Qualified XII (1.15)	21,219.212	18.01	382,158
Qualified XII (1.20)	2,323.090	17.99	41,792
Qualified XII (1.25)	15,244.266	17.98	274,092
Qualified XII (1.30)	16.297	17.96	293
Qualified XII (1.35)	1,019.435	17.95	18,299
Qualified XII (1.40)	3,485.927	17.93	62,503
Qualified XII (1.45)	195.920	17.92	3,511
Qualified XII (1.50)	350.530	17.90	6,274
Qualified XV	3,527.722	18.07	63,746
Qualified XVI	20,050.843	17.90	358,910
Qualified XVII	745.066	17.98	13,396
Qualified XXI	12,050.390	18.11	218,233
Qualified XXV	10,040.494	18.13	182,034
Qualified XXVI	8,663.845	18.08	156,642
	1,199,592.407		$ 21,611,465

ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	675.643	$ 13.25	$ 8,952
Qualified VI	64,572.286	13.01	840,085
Qualified XII (0.50)	7,333.397	13.17	96,581
Qualified XII (0.55)	179.268	13.16	2,359
Qualified XII (0.60)	3,460.551	13.15	45,506
Qualified XII (0.65)	176.557	13.14	2,320
Qualified XII (0.70)	1,452.379	13.13	19,070
Qualified XII (0.75)	2,574.355	13.12	33,776
Qualified XII (0.80)	8,516.718	13.11	111,654
Qualified XII (0.85)	6,724.197	13.10	88,087
Qualified XII (0.90)	334.040	13.09	4,373
Qualified XII (0.95)	3,640.206	13.08	47,614
Qualified XII (1.00)	17,725.814	13.06	231,499
Qualified XII (1.05)	1,317.884	13.05	17,198
Qualified XII (1.10)	2,373.392	13.04	30,949
Qualified XII (1.15)	1,527.450	13.03	19,903
Qualified XII (1.20)	47.472	13.02	618
Qualified XII (1.25)	900.934	13.01	11,721
Qualified XII (1.35)	19.701	12.99	256
Qualified XII (1.40)	152.713	12.98	1,982
Qualified XVI	995.157	12.96	12,897
Qualified XXI	958.700	13.11	12,569
Qualified XXV	118.310	13.12	1,552
Qualified XXVI	132.539	13.09	1,735
	125,909.663		$ 1,643,256

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities
Portfolio - Institutional Class
Contracts in accumulation period:
Qualified X (1.15)	119.282	$ 11.30	$ 1,348
Qualified X (1.25)	2,151.273	11.29	24,288
	2,270.555		$ 25,636

ING JPMorgan Value Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	26,843.943	$ 11.26	$ 302,263
Qualified XII (0.50)	24,185.377	11.32	273,778
Qualified XII (0.60)	194.237	11.31	2,197
Qualified XII (0.65)	372.092	11.31	4,208
Qualified XII (0.70)	178.872	11.31	2,023
Qualified XII (0.75)	711.396	11.30	8,039
Qualified XII (0.80)	980.519	11.30	11,080
Qualified XII (0.85)	424.329	11.29	4,791
Qualified XII (0.90)	942.097	11.29	10,636
Qualified XII (0.95)	2,523.242	11.29	28,487
Qualified XII (1.00)	2,753.596	11.28	31,061
Qualified XII (1.05)	1,136.957	11.28	12,825
Qualified XII (1.10)	1,195.573	11.28	13,486
Qualified XII (1.15)	1,046.020	11.27	11,789
Qualified XII (1.20)	21.635	11.27	244
Qualified XII (1.25)	1,170.581	11.26	13,181
Qualified XV	9.647	11.29	109
Qualified XVI	7,895.571	11.24	88,746
Qualified XXI	3.988	11.30	45
Qualified XXV	353.638	11.30	3,996
Qualified XXVI	79.678	11.29	900
	73,022.988		$ 823,884

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,272.350	$ 17.79	$ 22,635
ING Custom Choice 65	906.657	15.30	13,872
Qualified VI	890,412.641	16.98	15,119,207
Qualified X (1.15)	18,512.395	17.67	327,114
Qualified X (1.25)	70,954.423	17.63	1,250,926
Qualified XII (0.00)	2.663	17.56	47
Qualified XII (0.30)	68.901	17.42	1,200
Qualified XII (0.50)	29,038.571	17.32	502,948
Qualified XII (0.55)	14,691.440	17.30	254,162
Qualified XII (0.60)	22,196.685	17.28	383,559
Qualified XII (0.65)	2,111.735	17.25	36,427
Qualified XII (0.70)	36,830.608	17.23	634,591
Qualified XII (0.75)	8,062.985	17.21	138,764
Qualified XII (0.80)	64,604.785	17.19	1,110,556
Qualified XII (0.85)	37,385.822	17.16	641,541
Qualified XII (0.90)	2,669.277	17.14	45,751
Qualified XII (0.95)	29,032.210	17.12	497,031
Qualified XII (1.00)	419,853.419	17.09	7,175,295
Qualified XII (1.05)	13,827.447	17.07	236,035
Qualified XII (1.10)	5,832.591	17.05	99,446
Qualified XII (1.15)	17,080.146	17.03	290,875
Qualified XII (1.20)	4,468.119	17.00	75,958
Qualified XII (1.25)	22,729.088	16.98	385,940
Qualified XII (1.30)	5.943	16.96	101
Qualified XII (1.35)	943.304	16.93	15,970
Qualified XII (1.40)	1,455.096	16.91	24,606
Qualified XII (1.45)	3,967.483	16.89	67,011
Qualified XII (1.50)	538.773	16.87	9,089
Qualified XV	1,336.716	17.12	22,885
Qualified XVI	13,629.146	16.87	229,924
Qualified XVII	4,616.804	17.09	78,901
Qualified XVIII	12,345.990	17.73	218,894
Qualified XXI	2,359.616	17.19	40,562
Qualified XXV	6,957.924	17.23	119,885
Qualified XXVI	245.792	17.18	4,223
Qualified XXXII	5,248.812	17.63	92,537
	1,766,196.357		$ 30,168,468

ING Legg Mason Partners All Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	3,114.127	$ 11.35	$ 35,345
	3,114.127		$ 35,345

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	2,889.058	$ 12.30	$ 35,535
ING MAP PLUS NP13	9,403.256	12.19	114,626
ING MAP PLUS NP15	111.544	12.17	1,357
ING MAP PLUS NP18	2.099	12.14	25
ING MAP PLUS NP19	13.132	12.13	159
ING MAP PLUS NP23	230.701	12.09	2,789
ING MAP PLUS NP30	890.926	12.02	10,709
Qualified VI	158,654.898	12.08	1,916,551
Qualified XII (0.30)	20.581	12.27	253
Qualified XII (0.50)	6,809.195	12.23	83,276
Qualified XII (0.60)	815.929	12.21	9,962
Qualified XII (0.65)	9,846.575	12.20	120,128
Qualified XII (0.70)	4,537.443	12.19	55,311
Qualified XII (0.75)	29.431	12.18	358
Qualified XII (0.85)	6,530.306	12.16	79,409
Qualified XII (0.90)	8,288.360	12.15	100,704
Qualified XII (0.95)	7,619.998	12.14	92,507
Qualified XII (1.00)	38,634.936	12.13	468,642
Qualified XII (1.05)	6,014.224	12.12	72,892
Qualified XII (1.10)	2,665.483	12.11	32,279
Qualified XII (1.15)	6,478.504	12.10	78,390
Qualified XII (1.20)	769.148	12.09	9,299
Qualified XII (1.25)	2,829.517	12.08	34,181
Qualified XII (1.30)	15.680	12.07	189
Qualified XII (1.40)	2,730.829	12.05	32,906
Qualified XII (1.45)	104.836	12.04	1,262
Qualified XII (1.50)	563.855	12.03	6,783
Qualified XVI	2,594.310	12.03	31,210
Qualified XXI	1,955.624	12.17	23,800
	282,050.378		$ 3,415,492

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Institutional Class
Currently payable annuity contracts:	2,354.159	$ 10.81	$ 25,448
Contracts in accumulation period:
Qualified VI	50,763.440	10.79	547,738
Qualified X (1.25)	2,037.026	10.79	21,980
Qualified XII (0.50)	74.499	10.85	808
Qualified XII (0.60)	1,527.881	10.84	16,562
Qualified XII (0.65)	20.331	10.84	220
Qualified XII (0.70)	4,226.657	10.83	45,775
Qualified XII (0.80)	16,139.222	10.83	174,788
Qualified XII (0.85)	134.618	10.82	1,457
Qualified XII (0.90)	9.481	10.82	103
Qualified XII (0.95)	1,000.657	10.81	10,817
Qualified XII (1.00)	8,144.305	10.81	88,040
Qualified XII (1.10)	1,230.876	10.80	13,293
Qualified XII (1.15)	717.208	10.80	7,746
Qualified XII (1.20)	1.994	10.80	22
Qualified XII (1.25)	3,100.032	10.79	33,449
Qualified XII (1.40)	376.534	10.78	4,059
Qualified XVI	28.712	10.77	309
Qualified XXV	6,821.197	10.83	73,874
Qualified XXVI	150.004	10.82	1,623
	98,858.833		$ 1,068,111

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,363.366	$ 12.01	$ 16,374
ING MAP PLUS NP13	13,650.901	11.91	162,582
ING MAP PLUS NP15	78.881	11.89	938
ING MAP PLUS NP21	664.959	11.83	7,866
Qualified VI	104,134.195	11.80	1,228,784
Qualified X (1.15)	3,160.752	10.11	31,955
Qualified X (1.25)	1,241.280	10.11	12,549
Qualified XII (0.00)	1.923	12.05	23
Qualified XII (0.50)	6,724.844	11.95	80,362
Qualified XII (0.55)	2,599.209	11.94	31,035
Qualified XII (0.60)	5,180.618	11.93	61,805
Qualified XII (0.65)	1,932.030	11.92	23,030
Qualified XII (0.70)	2,338.018	11.91	27,846
Qualified XII (0.75)	3,339.414	11.90	39,739
Qualified XII (0.80)	21,069.349	11.89	250,515
Qualified XII (0.85)	2,487.150	11.88	29,547
Qualified XII (0.90)	94.990	11.87	1,128

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico Growth Portfolio - Service Class (continued)
Qualified XII (0.95)	2,521.094	11.86	29,900
Qualified XII (1.00)	45,579.452	11.85	540,117
Qualified XII (1.05)	23.196	11.84	275
Qualified XII (1.10)	1,131.364	11.83	13,384
Qualified XII (1.15)	4,117.198	11.82	48,665
Qualified XII (1.20)	141.566	11.81	1,672
Qualified XII (1.25)	3,000.148	11.80	35,402
Qualified XII (1.30)	131.870	11.79	1,555
Qualified XII (1.35)	447.868	11.78	5,276
Qualified XII (1.40)	15.230	11.77	179
Qualified XII (1.45)	195.654	11.76	2,301
Qualified XV	619.618	11.86	7,349
Qualified XVI	83.991	11.75	987
Qualified XXI	4,084.671	11.89	48,567
Qualified XXVI	161.922	11.87	1,922
Qualified XXXII	325.020	10.11	3,286
	232,641.741		$ 2,746,915

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	25.710	$ 15.22	$ 391
ING Custom Choice 65	1,703.284	15.50	26,401
ING MAP PLUS NP18	119.003	15.30	1,821
ING MAP PLUS NP25	224.119	15.21	3,409
Qualified VI	212,074.890	15.22	3,227,780
Qualified XII (0.50)	27,545.968	15.42	424,759
Qualified XII (0.55)	1,607.523	15.40	24,756
Qualified XII (0.60)	4,043.648	15.39	62,232
Qualified XII (0.65)	368.151	15.38	5,662
Qualified XII (0.70)	6,034.232	15.37	92,746
Qualified XII (0.75)	1,499.683	15.35	23,020
Qualified XII (0.80)	70,327.336	15.34	1,078,821
Qualified XII (0.85)	18,762.975	15.33	287,636
Qualified XII (0.90)	448.312	15.31	6,864
Qualified XII (0.95)	10,929.184	15.30	167,217
Qualified XII (1.00)	81,655.903	15.29	1,248,519
Qualified XII (1.05)	4,782.521	15.28	73,077
Qualified XII (1.10)	5,301.279	15.26	80,898
Qualified XII (1.15)	2,888.930	15.25	44,056
Qualified XII (1.20)	1,310.078	15.24	19,966
Qualified XII (1.25)	2,815.832	15.22	42,857
Qualified XII (1.35)	73.832	15.20	1,122
Qualified XII (1.40)	3.897	15.19	59
Qualified XV	447.357	15.30	6,845

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities
Portfolio - Service Class (continued)
Qualified XVI	12,058.631	$ 15.16	$ 182,809
Qualified XXI	5,256.630	15.34	80,637
Qualified XXV	765.975	15.35	11,758
Qualified XXVI	5,245.794	15.31	80,313
	478,320.677		$ 7,306,431

ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,968.950	$ 11.30	$ 44,849
	3,968.950		$ 44,849

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	13,849.877	$ 10.78	$ 149,302
Qualified XXVIII	11,089.811	10.78	119,548
	24,939.688		$ 268,850

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,640.377	$ 12.53	$ 20,554
ING Custom Choice 65	3,594.262	11.69	42,017
ING MAP PLUS NP5	84.109	12.47	1,049
ING MAP PLUS NP12	2,430.690	12.34	29,995
ING MAP PLUS NP13	5,699.491	12.33	70,275
ING MAP PLUS NP14	32,544.153	12.31	400,619
ING MAP PLUS NP17	195.735	12.26	2,400
ING MAP PLUS NP19	1.628	12.22	20
ING MAP PLUS NP20	21,492.448	12.20	262,208
ING MAP PLUS NP26	16.375	12.10	198
ING MAP PLUS NP32	1,012.506	11.99	12,140
Qualified V	230.313	13.84	3,188
Qualified VI	1,203,758.069	14.50	17,454,492
Qualified X (1.15)	6,004.530	12.37	74,276
Qualified X (1.25)	69,296.571	12.34	855,120
Qualified XII (0.40)	1,731.023	15.23	26,363
Qualified XII (0.50)	95,123.718	15.16	1,442,076
Qualified XII (0.55)	5,364.886	15.15	81,278
Qualified XII (0.60)	15,954.792	15.12	241,236
Qualified XII (0.65)	10,909.317	15.10	164,731
Qualified XII (0.70)	36,419.518	15.07	548,842
Qualified XII (0.75)	12,869.469	15.04	193,557
Qualified XII (0.80)	122,325.743	14.99	1,833,663
Qualified XII (0.85)	74,083.618	14.95	1,107,550
Qualified XII (0.90)	15,600.754	14.94	233,075
Qualified XII (0.95)	110,953.083	14.89	1,652,091

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class (continued)
Qualified XII (1.00)	383,790.082	$ 14.87	$ 5,706,959
Qualified XII (1.05)	21,234.699	14.84	315,123
Qualified XII (1.10)	59,559.951	14.82	882,678
Qualified XII (1.15)	30,811.834	14.79	455,707
Qualified XII (1.20)	15,388.504	14.76	227,134
Qualified XII (1.25)	73,279.581	14.74	1,080,141
Qualified XII (1.30)	4,659.283	14.71	68,538
Qualified XII (1.35)	2,805.536	14.69	41,213
Qualified XII (1.40)	3,847.057	14.66	56,398
Qualified XII (1.45)	1,282.865	14.64	18,781
Qualified XII (1.50)	262.845	14.61	3,840
Qualified XVI	28,083.914	14.37	403,566
Qualified XVII	9,397.864	13.92	130,818
Qualified XXI	4,235.361	14.15	59,930
Qualified XXV	441.273	14.17	6,253
Qualified XXVI	22,910.887	14.10	323,044
Qualified XXXII	2,234.796	12.34	27,577
Qualified XXXVI	9.132	14.31	131
	2,513,572.642		$ 36,560,844

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	498.988	$ 14.74	$ 7,355
ING Custom Choice 65	2,188.986	15.01	32,857
Qualified V	287.850	14.70	4,231
Qualified VI	506,370.783	14.74	7,463,905
Qualified XII (0.40)	101.111	14.95	1,512
Qualified XII (0.50)	16,460.615	14.92	245,592
Qualified XII (0.55)	205.215	14.91	3,060
Qualified XII (0.60)	13,220.574	14.90	196,987
Qualified XII (0.65)	431.300	14.89	6,422
Qualified XII (0.70)	20,126.649	14.87	299,283
Qualified XII (0.75)	7,192.231	14.86	106,877
Qualified XII (0.80)	57,317.708	14.85	851,168
Qualified XII (0.85)	25,174.127	14.84	373,584
Qualified XII (0.90)	3,431.911	14.83	50,895
Qualified XII (0.95)	20,425.874	14.81	302,507
Qualified XII (1.00)	139,896.080	14.80	2,070,462
Qualified XII (1.05)	7,133.848	14.79	105,510
Qualified XII (1.10)	1,840.470	14.78	27,202
Qualified XII (1.15)	15,471.450	14.76	228,359
Qualified XII (1.20)	1,788.192	14.75	26,376
Qualified XII (1.25)	10,348.513	14.74	152,537
Qualified XII (1.35)	590.047	14.71	8,680
Qualified XII (1.40)	506.452	14.70	7,445
Qualified XII (1.45)	105.410	14.69	1,548
Qualified XII (1.50)	325.230	14.68	4,774
Qualified XV	269.115	14.81	3,986
Qualified XVI	8,247.453	14.68	121,073
Qualified XVII	1,381.214	14.74	20,359
Qualified XXI	7,565.747	14.85	112,351
Qualified XXV	8,894.444	14.86	132,171
Qualified XXVI	3,652.260	14.83	54,163
	881,449.847		$ 13,023,231

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
ING MAP PLUS NP22	544.847	$ 10.76	$ 5,863
ING MAP PLUS NP29	74.626	10.73	801
Qualified VI	32,525.056	12.46	405,262
Qualified XII (0.50)	4,137.865	12.62	52,220
Qualified XII (0.60)	1,704.494	12.60	21,477
Qualified XII (0.65)	609.376	12.59	7,672
Qualified XII (0.70)	1,964.010	12.58	24,707
Qualified XII (0.75)	985.326	12.57	12,386
Qualified XII (0.80)	1,028.721	12.56	12,921
Qualified XII (0.85)	2,254.994	12.55	28,300
Qualified XII (0.90)	331.781	12.53	4,157
Qualified XII (0.95)	1,360.632	12.52	17,035
Qualified XII (1.00)	5,439.699	12.51	68,051
Qualified XII (1.05)	947.446	12.50	11,843
Qualified XII (1.10)	3,934.319	12.49	49,140
Qualified XII (1.15)	37.476	12.48	468
Qualified XII (1.20)	1,277.373	12.47	15,929
Qualified XII (1.25)	2,010.863	12.46	25,055
Qualified XII (1.30)	22.486	12.45	280
Qualified XII (1.40)	43.045	12.43	535
Qualified XII (1.45)	24.907	12.42	309
Qualified XII (1.50)	688.067	12.41	8,539
Qualified XVI	4,165.366	12.41	51,692
Qualified XXVI	0.652	12.53	8
	66,113.427		$ 824,650

ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	18,758.364	$ 10.58	$ 198,463
Qualified XXVIII	4,583.561	10.58	48,494
	23,341.925		$ 246,957

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	109.566	$ 11.28	$ 1,236
ING Custom Choice 65	1,627.643	11.48	18,685
ING MAP PLUS NP11	1,708.300	10.61	18,125
ING MAP PLUS NP26	570.309	10.56	6,022
Qualified VI	202,022.343	11.28	2,278,812
Qualified XII (0.00)	16.325	11.52	188
Qualified XII (0.50)	17,762.694	11.42	202,850
Qualified XII (0.55)	398.436	11.41	4,546
Qualified XII (0.60)	4,769.351	11.40	54,371
Qualified XII (0.65)	2,123.971	11.39	24,192
Qualified XII (0.70)	15,287.539	11.38	173,972
Qualified XII (0.75)	2,229.586	11.37	25,350
Qualified XII (0.80)	29,325.028	11.36	333,132
Qualified XII (0.85)	32,047.255	11.35	363,736
Qualified XII (0.90)	1,758.100	11.34	19,937
Qualified XII (0.95)	13,165.220	11.33	149,162
Qualified XII (1.00)	79,070.911	11.33	895,873
Qualified XII (1.05)	9,103.458	11.32	103,051
Qualified XII (1.10)	4,006.584	11.31	45,314
Qualified XII (1.15)	11,288.070	11.30	127,555
Qualified XII (1.20)	523.253	11.29	5,908
Qualified XII (1.25)	4,932.293	11.28	55,636
Qualified XII (1.30)	30.790	11.27	347
Qualified XII (1.35)	7.755	11.26	87
Qualified XII (1.40)	1,580.276	11.25	17,778
Qualified XII (1.45)	527.083	11.24	5,924
Qualified XV	1,626.171	11.33	18,425
Qualified XVI	6,966.927	11.23	78,239
Qualified XXI	2,009.227	11.36	22,825
Qualified XXV	1,543.963	11.37	17,555
Qualified XXVI	90.935	11.34	1,031
	448,229.362		$ 5,069,864

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	3,627.151	$ 11.98	$ 43,453
Contracts in accumulation period:
ING Custom Choice 65	913.606	10.87	9,931
Qualified VI	83,138.574	10.79	897,065
Qualified VIII	439.703	10.79	4,744
Qualified X (1.15)	3,209.119	10.80	34,658
Qualified X (1.25)	8,819.596	10.79	95,163
Qualified XII (0.00)	6.324	10.88	69
Qualified XII (0.40)	117.851	10.86	1,280
Qualified XII (0.50)	49,009.740	10.85	531,756
Qualified XII (0.60)	900.758	10.84	9,764
Qualified XII (0.65)	308.069	10.84	3,339
Qualified XII (0.70)	8,424.408	10.83	91,236
Qualified XII (0.75)	1,004.285	10.83	10,876
Qualified XII (0.80)	2,870.519	10.83	31,088
Qualified XII (0.85)	5,748.657	10.82	62,200
Qualified XII (0.90)	861.333	10.82	9,320
Qualified XII (0.95)	2,367.304	10.82	25,614
Qualified XII (1.00)	30,878.298	10.81	333,794
Qualified XII (1.05)	2,554.712	10.81	27,616
Qualified XII (1.10)	5.631	10.80	61
Qualified XII (1.15)	18,007.620	10.80	194,482
Qualified XII (1.20)	5.548	10.80	60
Qualified XII (1.25)	125.735	10.79	1,357
Qualified XII (1.40)	1.161	10.78	13
Qualified XV	2,130.930	10.82	23,057
Qualified XVI	4,748.788	10.78	51,192
Qualified XXI	303.873	10.83	3,291
Qualified XXV	190.003	10.83	2,058
Qualified XXVI	25.479	10.82	276
Qualified XXXII	953.844	10.79	10,292

	231,698.619		$ 2,509,105

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	2,297.381	$ 10.80	$ 24,812

	2,297.381		$ 24,812

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	1,620.852	$ 10.62	$ 17,213
Contracts in accumulation period:
ING Custom Choice 62	233.771	10.60	2,478
Qualified VI	19,747.491	10.60	209,323
Qualified X (1.25)	3,278.698	10.60	34,754
Qualified XII (0.50)	15,116.600	10.65	160,992
Qualified XII (0.60)	299.866	10.65	3,194
Qualified XII (0.70)	969.088	10.64	10,311
Qualified XII (0.75)	509.810	10.63	5,419
Qualified XII (0.80)	13,978.467	10.63	148,591
Qualified XII (0.85)	984.188	10.63	10,462
Qualified XII (0.90)	40.476	10.62	430
Qualified XII (0.95)	115.470	10.62	1,226
Qualified XII (1.00)	7,034.087	10.62	74,702
Qualified XII (1.05)	584.326	10.61	6,200
Qualified XII (1.10)	153.659	10.61	1,630
Qualified XII (1.15)	730.657	10.61	7,752
Qualified XII (1.25)	277.227	10.60	2,939
Qualified XVI	456.172	10.58	4,826
Qualified XXI	34.475	10.63	366
Qualified XXVII	7,611.429	10.54	80,224
	73,776.809		$ 783,032

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP17	562.032	$ 10.61	$ 5,963
	562.032		$ 5,963

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,513.701	$ 13.13	$ 19,875
Qualified XII (0.15)	182,806.259	13.30	2,431,323
Qualified XII (0.35)	61,036.751	13.23	807,516
Qualified XII (0.75)	123.176	13.09	1,612
Qualified XII (0.80)	27,855.138	13.07	364,067
Qualified XII (1.00)	24.245	13.00	315
	273,359.270		$ 3,624,708

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation
Contracts in accumulation period:
ING Custom Choice 62	31,060.605	$ 12.38	$ 384,530
ING Custom Choice 65	9,373.012	12.60	118,100
ING MAP PLUS NP5	45,423.016	12.58	571,422
ING MAP PLUS NP6	6,920.694	12.57	86,993
ING MAP PLUS NP8	24,304.569	12.55	305,022
ING MAP PLUS NP13	18,374.427	12.49	229,497
ING MAP PLUS NP14	474.147	12.48	5,917
ING MAP PLUS NP15	15,682.034	12.47	195,555
ING MAP PLUS NP17	37.096	12.45	462
ING MAP PLUS NP18	2,420.923	12.44	30,116
ING MAP PLUS NP19	28.207	12.43	351
ING MAP PLUS NP21	29,716.857	12.41	368,786
ING MAP PLUS NP22	415.033	12.40	5,146
ING MAP PLUS NP23	1,638.275	12.39	20,298
ING MAP PLUS NP24	15.087	12.38	187
ING MAP PLUS NP25	397.154	12.37	4,913
ING MAP PLUS NP26	1,893.999	12.36	23,410
ING MAP PLUS NP29	7.747	12.33	96
ING MAP PLUS NP30	691.074	12.32	8,514
Qualified V	1,036.029	12.35	12,795
Qualified VI	3,476,645.067	12.38	43,040,866
Qualified VIII	3,558.275	12.38	44,051
Qualified XII (0.30)	108.279	12.58	1,362
Qualified XII (0.50)	39,912.389	12.53	500,102
Qualified XII (0.55)	4,340.313	12.52	54,341
Qualified XII (0.60)	28,614.156	12.51	357,963
Qualified XII (0.65)	3,045.668	12.50	38,071
Qualified XII (0.70)	60,959.494	12.49	761,384
Qualified XII (0.75)	24,333.859	12.48	303,687
Qualified XII (0.80)	532,258.725	12.47	6,637,266
Qualified XII (0.85)	146,112.410	12.46	1,820,561
Qualified XII (0.90)	29,611.400	12.45	368,662
Qualified XII (0.95)	104,198.314	12.44	1,296,227
Qualified XII (1.00)	1,887,389.042	12.43	23,460,246
Qualified XII (1.05)	122,324.000	12.42	1,519,264
Qualified XII (1.10)	19,551.863	12.41	242,639
Qualified XII (1.15)	64,899.096	12.40	804,749

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class (continued)
Qualified XII (1.20)	3,182.707	$ 12.39	$ 39,434
Qualified XII (1.25)	129,516.790	12.38	1,603,418
Qualified XII (1.30)	348.062	12.37	4,306
Qualified XII (1.35)	158.345	12.36	1,957
Qualified XII (1.40)	9,003.726	12.35	111,196
Qualified XII (1.45)	4,539.203	12.34	56,014
Qualified XII (1.50)	1,813.417	12.33	22,359
Qualified XV	5,450.485	12.44	67,804
Qualified XVI	44,302.890	12.33	546,255
Qualified XVII	1,070.397	12.38	13,252
Qualified XXI	11,468.393	12.47	143,011
Qualified XXV	45,279.701	12.48	565,091
Qualified XXVI	10,578.951	12.45	131,708
	7,004,485.402		$ 86,929,356

ING T. Rowe Price Equity Income Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	17,769.922	$ 12.09	$ 214,838
	17,769.922		$ 214,838

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,425.908	$ 13.85	$ 47,449
ING Custom Choice 65	2,408.240	12.72	30,633
ING MAP PLUS NP6	26,511.088	13.82	366,383
ING MAP PLUS NP9	4,075.286	13.76	56,076
ING MAP PLUS NP10	2,905.668	13.74	39,924
ING MAP PLUS NP11	6,681.934	13.72	91,676
ING MAP PLUS NP13	4,921.234	13.69	67,372
ING MAP PLUS NP15	15,000.624	13.65	204,759
ING MAP PLUS NP18	294.458	13.59	4,002
ING MAP PLUS NP19	40.084	13.57	544
ING MAP PLUS NP20	35,830.472	13.55	485,503
ING MAP PLUS NP26	2,802.911	13.43	37,643
ING MAP PLUS NP27	1,007.147	13.41	13,506
ING MAP PLUS NP28	13,084.708	13.39	175,204
ING MAP PLUS NP29	51.828	13.37	693
ING MAP PLUS NP30	257.022	13.35	3,431
ING MAP PLUS NP32	1,577.757	13.31	21,000
Qualified V	701.642	16.58	11,633
Qualified VI	1,003,993.747	17.74	17,810,849
Qualified VIII	340.607	16.67	5,678
Qualified X (1.15)	4,982.279	13.72	68,357

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income
Portfolio - Service Class (continued)
Qualified X (1.25)	55,979.767	$ 13.69	$ 766,363
Qualified XII (0.15)	77,108.311	18.46	1,423,419
Qualified XII (0.30)	75.901	18.36	1,394
Qualified XII (0.35)	45,876.276	18.33	840,912
Qualified XII (0.40)	588.533	18.30	10,770
Qualified XII (0.50)	61,343.227	18.22	1,117,674
Qualified XII (0.55)	9,178.947	18.20	167,057
Qualified XII (0.60)	17,403.742	18.17	316,226
Qualified XII (0.65)	10,048.697	18.14	182,283
Qualified XII (0.70)	49,026.323	18.11	887,867
Qualified XII (0.75)	15,941.160	18.08	288,216
Qualified XII (0.80)	57,789.082	18.02	1,041,359
Qualified XII (0.85)	53,266.933	17.96	956,674
Qualified XII (0.90)	7,735.033	17.95	138,844
Qualified XII (0.95)	2,884,289.830	17.90	51,628,788
Qualified XII (1.00)	274,171.661	17.87	4,899,448
Qualified XII (1.05)	20,491.835	17.83	365,369
Qualified XII (1.10)	28,963.965	17.80	515,559
Qualified XII (1.15)	46,251.010	17.77	821,880
Qualified XII (1.20)	11,672.657	17.74	207,073
Qualified XII (1.25)	35,062.401	17.71	620,955
Qualified XII (1.30)	139.682	17.68	2,470
Qualified XII (1.35)	1,531.947	17.65	27,039
Qualified XII (1.40)	4,499.201	17.62	79,276
Qualified XII (1.45)	100.642	17.59	1,770
Qualified XII (1.50)	229.577	17.56	4,031
Qualified XV	3,620.440	16.86	61,041
Qualified XVI	20,093.515	17.57	353,043
Qualified XVII	6,370.337	16.68	106,257
Qualified XVIII	2,638.691	13.77	36,335
Qualified XXI	14,819.155	16.95	251,185
Qualified XXV	979.200	16.98	16,627
Qualified XXVI	4,810.205	16.89	81,244
Qualified XXXII	2,911.718	13.69	39,861
Qualified XXXVI	9.177	17.15	157

	4,955,913.422		$ 87,800,781

ING Templeton Global Growth
Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (1.00)	4.144	$ 16.50	$ 68

	4.144		$ 68

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	71,340.943	$ 11.06	$ 789,031
Qualified XII (0.50)	80.428	11.11	894
Qualified XII (0.60)	658.193	11.11	7,313
Qualified XII (0.65)	101.586	11.10	1,128
Qualified XII (0.70)	418.305	11.10	4,643
Qualified XII (0.75)	912.747	11.10	10,131
Qualified XII (0.80)	654.880	11.09	7,263
Qualified XII (0.85)	9,079.537	11.09	100,692
Qualified XII (0.90)	167.673	11.08	1,858
Qualified XII (0.95)	8,136.771	11.08	90,155
Qualified XII (1.00)	21,588.030	11.08	239,195
Qualified XII (1.10)	668.618	11.07	7,402
Qualified XII (1.15)	2,935.193	11.07	32,493
Qualified XII (1.20)	3.605	11.06	40
Qualified XII (1.25)	2,343.373	11.06	25,918
Qualified XII (1.35)	19.076	11.05	211
Qualified XII (1.40)	151.893	11.05	1,678
Qualified XV	6.697	11.08	74
Qualified XVI	1,709.097	11.04	18,868
Qualified XVII	1,350.224	11.06	14,933
Qualified XXI	1,586.905	11.09	17,599
Qualified XXV	4,351.077	11.10	48,297
Qualified XXVI	94.211	11.08	1,044
	128,359.062		$ 1,420,860

ING Van Kampen Equity Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	1,234.215	$ 11.32	$ 13,971
	1,234.215		$ 13,971

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	310.466	$ 12.65	$ 3,927
ING Custom Choice 65	1,711.127	12.88	22,039
Qualified VI	562,227.798	12.65	7,112,182
Qualified XII (0.50)	79,372.338	12.81	1,016,760
Qualified XII (0.55)	164.060	12.80	2,100
Qualified XII (0.60)	11,888.599	12.79	152,055
Qualified XII (0.65)	800.480	12.78	10,230
Qualified XII (0.70)	21,331.127	12.77	272,398
Qualified XII (0.75)	8,864.241	12.76	113,108
Qualified XII (0.80)	171,628.190	12.75	2,188,259
Qualified XII (0.85)	18,828.335	12.73	239,685
Qualified XII (0.90)	3,213.820	12.72	40,880
Qualified XII (0.95)	21,748.853	12.71	276,428
Qualified XII (1.00)	266,046.106	12.70	3,378,786
Qualified XII (1.05)	2,247.353	12.69	28,519
Qualified XII (1.10)	6,786.007	12.68	86,047
Qualified XII (1.15)	15,541.672	12.67	196,913
Qualified XII (1.20)	865.061	12.66	10,952
Qualified XII (1.25)	14,573.867	12.65	184,359
Qualified XII (1.30)	835.620	12.64	10,562
Qualified XII (1.35)	1,197.815	12.63	15,128
Qualified XII (1.40)	776.481	12.62	9,799
Qualified XV	47.488	12.71	604
Qualified XVI	15,081.254	12.60	190,024
Qualified XVII	2,773.149	12.65	35,080
Qualified XXI	4,224.628	12.75	53,864
Qualified XXV	4,138.609	12.76	52,809
Qualified XXVI	151.277	12.72	1,924
	1,237,375.821		$ 15,705,421

ING Van Kampen Real Estate Portfolio - Institutional Class
Currently payable annuity contracts:	61,112.870	$ 12.34	$ 754,133
	61,112.870		$ 754,133

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	8,447.553	$ 12.39	$ 104,665
ING MAP PLUS NP8	12,480.088	12.37	154,379
ING MAP PLUS NP11	17,241.416	12.36	213,104
ING MAP PLUS NP15	262.566	12.34	3,240
ING MAP PLUS NP18	1,171.414	12.33	14,444
ING MAP PLUS NP26	1,239.818	12.30	15,250
Qualified V	343.021	12.28	4,212
Qualified VI	609,850.077	12.30	7,501,156
Qualified XII (0.40)	4,012.243	12.37	49,631
Qualified XII (0.50)	183,195.481	12.36	2,264,296
Qualified XII (0.55)	6,698.681	12.36	82,796
Qualified XII (0.60)	33,883.787	12.35	418,465
Qualified XII (0.65)	583.967	12.35	7,212
Qualified XII (0.70)	15,513.330	12.34	191,434
Qualified XII (0.75)	11,100.092	12.34	136,975
Qualified XII (0.80)	106,260.826	12.34	1,311,259
Qualified XII (0.85)	32,918.603	12.33	405,886
Qualified XII (0.90)	1,950.276	12.33	24,047
Qualified XII (0.95)	36,387.686	12.32	448,296
Qualified XII (1.00)	178,148.651	12.32	2,194,791
Qualified XII (1.05)	7,461.799	12.31	91,855
Qualified XII (1.10)	15,093.950	12.31	185,807
Qualified XII (1.15)	17,213.184	12.31	211,894
Qualified XII (1.20)	6,189.677	12.30	76,133
Qualified XII (1.25)	17,184.161	12.30	211,365
Qualified XII (1.35)	136.474	12.29	1,677
Qualified XII (1.40)	874.206	12.29	10,744
Qualified XII (1.50)	12.926	12.28	159
Qualified XV	4,104.390	12.32	50,566
Qualified XVI	8,911.474	12.28	109,433
Qualified XVII	4,406.876	12.30	54,205
Qualified XXI	12,851.976	12.34	158,593
Qualified XXV	8,438.276	12.34	104,128
Qualified XXVI	7,571.378	12.33	93,355
Qualified XXXVI	15.409	12.36	190
	1,372,155.732		$ 16,905,642

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	870.029	$ 10.94	$ 9,518
Qualified VI	70,106.183	10.86	761,353
Qualified X (1.15)	10,426.602	10.87	113,337
Qualified X (1.25)	12,075.944	10.86	131,145
Qualified XII (0.50)	392.310	10.92	4,284
Qualified XII (0.55)	340.062	10.92	3,713
Qualified XII (0.60)	4,798.736	10.91	52,354
Qualified XII (0.70)	165.412	10.91	1,805
Qualified XII (0.75)	1,095.993	10.90	11,946
Qualified XII (0.80)	2,451.716	10.90	26,724
Qualified XII (0.85)	3,530.134	10.89	38,443
Qualified XII (0.90)	5.896	10.89	64
Qualified XII (0.95)	5,288.533	10.89	57,592
Qualified XII (1.00)	33,847.854	10.88	368,265
Qualified XII (1.05)	621.521	10.88	6,762
Qualified XII (1.10)	289.246	10.88	3,147
Qualified XII (1.15)	7,480.091	10.87	81,309
Qualified XII (1.20)	299.339	10.87	3,254
Qualified XII (1.25)	1,030.645	10.86	11,193
Qualified XII (1.30)	16.077	10.86	175
Qualified XII (1.40)	822.858	10.85	8,928
Qualified XVI	972.642	10.85	10,553
Qualified XVIII	10,335.050	10.88	112,445
Qualified XXI	801.558	10.90	8,737
Qualified XXV	191.832	10.90	2,091
Qualified XXVI	2,555.112	10.89	27,825
Qualified XXVII	61,162.363	11.10	678,902
Qualified XXXII	139.919	10.86	1,520
	232,113.657		$ 2,537,384

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP26	139.330	$ 10.75	$ 1,498
Qualified VI	13,057.532	10.75	140,368
Qualified XII (0.50)	13,645.357	10.81	147,506
Qualified XII (0.60)	905.952	10.80	9,784
Qualified XII (0.65)	11,449.844	10.80	123,658
Qualified XII (0.70)	1,395.350	10.79	15,056
Qualified XII (0.75)	0.415	10.79	4
Qualified XII (0.80)	4,190.929	10.79	45,220
Qualified XII (0.85)	3,341.751	10.78	36,024
Qualified XII (0.90)	77.880	10.78	840
Qualified XII (0.95)	1,491.327	10.78	16,077
Qualified XII (1.00)	17,217.316	10.77	185,430
Qualified XII (1.10)	903.984	10.77	9,736
Qualified XII (1.15)	2,286.707	10.76	24,605
Qualified XII (1.20)	4.706	10.76	51
Qualified XII (1.25)	443.878	10.75	4,772
Qualified XII (1.40)	94.299	10.74	1,013
Qualified XVI	33.437	10.74	359
Qualified XXI	382.657	10.79	4,129
Qualified XXV	37.875	10.79	409
	71,100.526		$ 766,539

ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	27,395.550	$ 10.51	$ 287,927
Qualified XII (0.50)	22,274.436	10.56	235,218
Qualified XII (0.60)	747.012	10.56	7,888
Qualified XII (0.70)	46.002	10.55	485
Qualified XII (0.75)	158.288	10.55	1,670
Qualified XII (0.80)	1,449.472	10.54	15,277
Qualified XII (0.85)	564.788	10.54	5,953
Qualified XII (0.95)	1,255.917	10.53	13,225
Qualified XII (1.00)	10,983.287	10.53	115,654
Qualified XII (1.05)	1,352.659	10.53	14,243
Qualified XII (1.10)	203.614	10.52	2,142
Qualified XII (1.15)	109.362	10.52	1,150
Qualified XII (1.25)	1,352.827	10.51	14,218
Qualified XVI	2.276	10.49	24
Qualified XXI	829.168	10.54	8,739
Qualified XXV	102.267	10.55	1,079
Qualified XXVII	39,942.853	10.42	416,205
	108,769.778		$ 1,141,097

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING International Fund - Class Q
Contracts in accumulation period:
ING MAP PLUS NP26	430.523	$ 14.88	$ 6,406
ING MAP PLUS NP29	14.901	14.81	221
	445.424		$ 6,627

ING International SmallCap Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	4,919.116	$ 18.40	$ 90,512
ING MAP PLUS NP8	7,128.377	18.35	130,806
ING MAP PLUS NP10	2,438.571	18.29	44,601
ING MAP PLUS NP14	1,635.150	18.19	29,743
ING MAP PLUS NP17	791.010	18.11	14,325
ING MAP PLUS NP18	1,034.968	18.08	18,712
ING MAP PLUS NP20	25,946.043	18.03	467,807
ING MAP PLUS NP22	60.443	17.98	1,087
ING MAP PLUS NP26	4.300	17.87	77
ING MAP PLUS NP28	311.095	17.82	5,544
ING MAP PLUS NP30	1,878.576	17.77	33,382
	46,147.649		$ 836,596

ING American Century Large Company Value
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	719.433	$ 12.06	$ 8,676
	719.433		$ 8,676

ING American Century Large Company Value
Portfolio - Service Class
Currently payable annuity contracts:	1,751.681	$ 13.55	$ 23,735
Contracts in accumulation period:
ING Custom Choice 62	525.937	13.16	6,921
ING Custom Choice 65	1,734.013	12.66	21,953
Qualified VI	151,500.610	16.30	2,469,460
Qualified X (1.15)	20,532.907	13.05	267,954
Qualified X (1.25)	46,390.965	12.66	587,310
Qualified XII (0.50)	1,467.558	16.94	24,860
Qualified XII (0.55)	2,314.107	16.90	39,108
Qualified XII (0.60)	3,339.388	16.85	56,269
Qualified XII (0.65)	6,853.151	16.81	115,201
Qualified XII (0.70)	3,135.616	16.77	52,584
Qualified XII (0.75)	2,400.177	16.72	40,131
Qualified XII (0.80)	4,711.573	16.68	78,589
Qualified XII (0.85)	9,743.695	16.64	162,135
Qualified XII (0.90)	676.247	16.59	11,219

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Large Company Value
Portfolio - Service Class (continued)
Qualified XII (0.95)	13,947.786	$ 16.55	$ 230,836
Qualified XII (1.00)	35,070.249	16.51	579,010
Qualified XII (1.05)	2,415.270	16.47	39,779
Qualified XII (1.10)	2,692.023	16.42	44,203
Qualified XII (1.15)	5,684.361	16.38	93,110
Qualified XII (1.20)	503.772	16.34	8,232
Qualified XII (1.25)	5,794.268	16.30	94,447
Qualified XII (1.30)	393.438	16.26	6,397
Qualified XII (1.35)	697.120	16.21	11,300
Qualified XII (1.40)	1,885.022	16.17	30,481
Qualified XII (1.45)	2.759	16.13	45
Qualified XV	1,269.398	16.55	21,009
Qualified XVI	2,885.861	16.09	46,434
Qualified XVII	2,733.156	16.30	44,550
Qualified XVIII	782.514	13.14	10,282
Qualified XXI	1,311.429	16.68	21,875
Qualified XXV	1,328.858	16.72	22,219
Qualified XXVI	1,712.705	16.59	28,414
	338,187.614		$ 5,290,052

ING American Century Select Portfolio - Initial Class
Currently payable annuity contracts:	27,424.692	$10.13 to $10.23	$ 279,046
Contracts in accumulation period:
ING Custom Choice 65	23,399.997	10.72	250,848
Qualified V	619.561	9.84	6,096
Qualified VI	5,195,090.752	9.87	51,275,546
Qualified VIII	3,034.379	9.87	29,949
Qualified X (1.15)	137,226.506	9.89	1,357,170
Qualified X (1.25)	413,128.182	9.87	4,077,575
Qualified XII (0.05)	32,231.509	10.11	325,861
Qualified XII (0.25)	1,048.247	10.06	10,545
Qualified XII (0.35)	25,568.265	10.04	256,705
Qualified XII (0.40)	518,895.372	10.03	5,204,521
Qualified XII (0.45)	1,186.993	10.02	11,894
Qualified XII (0.50)	163,326.720	10.01	1,634,900
Qualified XII (0.55)	104,337.772	10.00	1,043,378
Qualified XII (0.60)	133,296.993	9.99	1,331,637
Qualified XII (0.65)	45,624.994	9.98	455,337
Qualified XII (0.70)	197,600.068	9.97	1,970,073
Qualified XII (0.75)	240,681.063	9.96	2,397,183
Qualified XII (0.80)	404,275.675	9.96	4,026,586
Qualified XII (0.85)	478,713.583	9.95	4,763,200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select
Portfolio - Initial Class (continued)
Qualified XII (0.90)	40,393.784	$ 9.94	$ 401,514
Qualified XII (0.95)	336,354.463	9.93	3,340,000
Qualified XII (1.00)	1,157,995.411	9.92	11,487,314
Qualified XII (1.05)	179,868.456	9.91	1,782,496
Qualified XII (1.10)	128,313.123	9.90	1,270,300
Qualified XII (1.15)	97,702.729	9.89	966,280
Qualified XII (1.20)	44,699.984	9.88	441,636
Qualified XII (1.25)	69,667.342	9.87	687,617
Qualified XII (1.30)	8,163.505	9.86	80,492
Qualified XII (1.35)	6,739.966	9.85	66,389
Qualified XII (1.40)	21,955.615	9.84	216,043
Qualified XII (1.45)	4,232.498	9.83	41,605
Qualified XII (1.50)	7,706.191	9.82	75,675
Qualified XV	36,684.807	9.93	364,280
Qualified XVI	132,379.214	9.82	1,299,964
Qualified XVII	6,956.084	9.87	68,657
Qualified XVIII	22,058.573	9.87	217,718
Qualified XXI	76,801.480	9.96	764,943
Qualified XXII	486.202	10.02	4,872
Qualified XXV	59,287.695	9.96	590,505
Qualified XXVI	29,613.793	9.94	294,361
Qualified XXVII	2,117,829.464	10.22	21,644,217
Qualified XXVIII	387,272.529	10.22	3,957,925
Qualified XXXII	24,525.903	9.87	242,071
Qualified XXXIII (0.65)	2,071.586	9.98	20,674
Qualified XXXVI	52,978.972	10.00	529,790
	13,199,450.692		$ 131,565,388

ING American Century Select Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	14.680	$ 8.60	$ 126
	14.680		$ 126

ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,860.158	$ 11.74	$ 21,838
	1,860.158		$ 21,838

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Currently payable annuity contracts:	32,997.594	$ 15.21	$ 501,893
Contracts in accumulation period:
ING Custom Choice 62	234.171	14.30	3,349
ING Custom Choice 65	3,482.603	13.07	45,518
ING MAP PLUS NP10	5,423.003	14.48	78,525
ING MAP PLUS NP15	4,376.420	14.38	62,933
ING MAP PLUS NP22	199.765	14.23	2,843
ING MAP PLUS NP26	125.362	14.15	1,774
ING MAP PLUS NP28	6,266.855	14.11	88,425
ING MAP PLUS NP29	7.118	14.09	100
Qualified V	107.771	15.62	1,683
Qualified VI	401,981.616	15.74	6,327,191
Qualified X (1.15)	25,086.327	15.81	396,615
Qualified X (1.25)	43,778.233	15.74	689,069
Qualified XII (0.05)	24,720.680	16.49	407,644
Qualified XII (0.35)	2,150.018	16.41	35,282
Qualified XII (0.50)	18,387.237	16.30	299,712
Qualified XII (0.55)	15,310.927	16.26	248,956
Qualified XII (0.60)	16,572.621	16.22	268,808
Qualified XII (0.65)	5,740.201	16.19	92,934
Qualified XII (0.70)	34,265.305	16.15	553,385
Qualified XII (0.75)	5,263.408	16.11	84,794
Qualified XII (0.80)	77,637.374	16.07	1,247,633
Qualified XII (0.85)	31,381.381	16.03	503,044
Qualified XII (0.90)	1,720.527	16.00	27,528
Qualified XII (0.95)	1,090,948.201	15.96	17,411,533
Qualified XII (1.00)	203,040.895	15.92	3,232,411
Qualified XII (1.05)	4,995.266	15.89	79,375
Qualified XII (1.10)	10,729.746	15.85	170,066
Qualified XII (1.15)	10,553.045	15.81	166,844
Qualified XII (1.20)	4,969.447	15.77	78,368
Qualified XII (1.25)	15,798.162	15.74	248,663
Qualified XII (1.30)	207.610	15.70	3,259
Qualified XII (1.35)	284.637	15.66	4,457
Qualified XII (1.40)	5,055.879	15.63	79,023
Qualified XII (1.45)	37.747	15.59	588
Qualified XV	708.312	15.96	11,305
Qualified XVI	9,590.022	15.55	149,125
Qualified XVII	5,192.207	15.74	81,725
Qualified XVIII	1,175.589	15.92	18,715
Qualified XXI	4,748.073	16.07	76,302
Qualified XXV	1,111.891	16.11	17,913
Qualified XXVI	1,104.265	16.00	17,668
Qualified XXXII	765.519	14.92	11,422
	2,128,233.030		$ 33,828,400

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	10,967.965	$ 10.09	$ 110,667
Qualified XII (0.50)	7,424.851	10.14	75,288
Qualified XII (0.60)	38.722	10.13	392
Qualified XII (0.70)	50.150	10.13	508
Qualified XII (0.75)	137.318	10.12	1,390
Qualified XII (0.80)	326.197	10.12	3,301
Qualified XII (0.85)	375.884	10.12	3,804
Qualified XII (0.90)	23.985	10.11	242
Qualified XII (0.95)	2,731.767	10.11	27,618
Qualified XII (1.00)	6,823.220	10.11	68,983
Qualified XII (1.05)	2.244	10.10	23
Qualified XII (1.10)	158.062	10.10	1,596
Qualified XII (1.15)	857.504	10.10	8,661
Qualified XV	3.200	10.11	32
Qualified XVI	347.504	10.07	3,499
	30,268.573		$ 306,004

ING Baron Small Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	5,339.482	$ 11.77	$ 62,846
	5,339.482		$ 62,846

ING Baron Small Cap Growth Portfolio - Service Class
Currently payable annuity contracts:	32,742.111	$ 15.52	$ 508,158
Contracts in accumulation period:
ING Custom Choice 62	955.484	14.66	14,007
ING Custom Choice 65	3,422.034	12.61	43,152
ING MAP PLUS NP5	6,232.544	15.08	93,987
ING MAP PLUS NP6	4,458.431	15.06	67,144
ING MAP PLUS NP8	8,320.170	15.02	124,969
ING MAP PLUS NP9	1,674.574	15.00	25,119
ING MAP PLUS NP11	4,837.447	14.95	72,320
ING MAP PLUS NP12	6,425.823	14.93	95,938
ING MAP PLUS NP13	3,566.936	14.91	53,183
ING MAP PLUS NP14	4,319.604	14.89	64,319
ING MAP PLUS NP15	15,352.348	14.87	228,289
ING MAP PLUS NP17	5,705.552	14.82	84,556
ING MAP PLUS NP18	12,273.978	14.80	181,655
ING MAP PLUS NP20	26,315.430	14.76	388,416
ING MAP PLUS NP21	2,492.386	14.74	36,738
ING MAP PLUS NP22	149.423	14.72	2,200

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth
Portfolio - Service Class (continued)
ING MAP PLUS NP23	1,169.803	$ 14.69	$ 17,184
ING MAP PLUS NP26	579.697	14.63	8,481
ING MAP PLUS NP28	4,043.006	14.59	58,987
ING MAP PLUS NP29	7.828	14.57	114
ING MAP PLUS NP30	17.113	14.55	249
ING MAP PLUS NP31	85.342	14.52	1,239
ING MAP PLUS NP32	1,229.353	14.50	17,826
Qualified VI	1,447,101.478	17.46	25,266,392
Qualified X (1.15)	58,046.152	17.54	1,018,130
Qualified X (1.25)	153,320.395	17.46	2,676,974
Qualified XII (0.05)	38,234.919	18.29	699,317
Qualified XII (0.30)	90.883	18.25	1,659
Qualified XII (0.35)	4,663.422	18.21	84,921
Qualified XII (0.50)	129,970.708	18.08	2,349,870
Qualified XII (0.55)	9,599.604	18.04	173,177
Qualified XII (0.60)	83,323.049	18.00	1,499,815
Qualified XII (0.65)	29,393.653	17.95	527,616
Qualified XII (0.70)	40,252.468	17.91	720,922
Qualified XII (0.75)	25,932.159	17.87	463,408
Qualified XII (0.80)	362,027.372	17.83	6,454,948
Qualified XII (0.85)	116,579.205	17.79	2,073,944
Qualified XII (0.90)	15,081.674	17.75	267,700
Qualified XII (0.95)	1,130,535.919	17.70	20,010,486
Qualified XII (1.00)	546,079.604	17.66	9,643,766
Qualified XII (1.05)	42,829.928	17.62	754,663
Qualified XII (1.10)	14,489.829	17.58	254,731
Qualified XII (1.15)	50,548.750	17.54	886,625
Qualified XII (1.20)	13,408.781	17.50	234,654
Qualified XII (1.25)	35,472.340	17.46	619,347
Qualified XII (1.30)	1,081.671	17.42	18,843
Qualified XII (1.35)	6,111.300	17.38	106,214
Qualified XII (1.40)	6,106.695	17.33	105,829
Qualified XII (1.45)	859.944	17.29	14,868
Qualified XII (1.50)	3.992	17.25	69
Qualified XV	2,797.264	17.70	49,512
Qualified XVI	30,624.093	17.25	528,266
Qualified XVII	2,718.018	17.46	47,457
Qualified XVIII	1,780.964	17.66	31,452
Qualified XXI	23,478.610	17.83	418,624
Qualified XXV	12,527.975	17.87	223,875
Qualified XXVI	5,710.746	17.75	101,366
Qualified XXVII	536,100.924	20.02	10,732,740
Qualified XXXII	947.871	15.60	14,787
Qualified XXXIII (0.40)	10,482.606	18.22	190,993
	5,134,691.382		$ 91,456,190

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	1,268.187	$ 10.06	$ 12,758
Qualified XII (0.55)	214.996	10.11	2,174
Qualified XII (0.65)	263.288	10.11	2,662
Qualified XII (0.75)	487.378	10.10	4,923
Qualified XII (0.85)	429.367	10.09	4,332
Qualified XII (0.95)	28.470	10.09	287
Qualified XII (1.00)	159.875	10.08	1,612
Qualified XII (1.05)	16.916	10.08	171
Qualified XII (1.10)	210.417	10.07	2,119
Qualified XII (1.15)	19.546	10.07	197
Qualified XII (1.25)	178.188	10.06	1,793
Qualified XVI	629.240	10.05	6,324
	3,905.868		$ 39,352

ING Davis Venture Value Portfolio - Service Class
Currently payable annuity contracts:	4,745.520	$ 12.96	$ 61,502
Contracts in accumulation period:
ING Custom Choice 62	66.165	12.68	839
ING Custom Choice 65	295.631	12.61	3,728
ING MAP PLUS NP11	5,309.600	12.22	64,883
ING MAP PLUS NP15	4,483.772	12.15	54,478
ING MAP PLUS NP17	3,391.816	12.12	41,109
ING MAP PLUS NP18	327.288	12.10	3,960
ING MAP PLUS NP22	823.141	12.03	9,902
ING MAP PLUS NP24	46.979	11.99	563
ING MAP PLUS NP26	327.931	11.96	3,922
ING MAP PLUS NP29	180.542	11.91	2,150
Qualified VI	231,523.666	20.42	4,727,713
Qualified X (1.15)	12,322.358	13.21	162,778
Qualified X (1.25)	32,851.178	12.83	421,481
Qualified XII (0.50)	13,728.792	21.23	291,462
Qualified XII (0.55)	1,901.449	21.17	40,254
Qualified XII (0.60)	4,187.849	21.12	88,447
Qualified XII (0.65)	5,273.588	21.06	111,062
Qualified XII (0.70)	8,831.729	21.01	185,555
Qualified XII (0.75)	1,959.444	20.95	41,050
Qualified XII (0.80)	19,869.575	20.90	415,274
Qualified XII (0.85)	14,515.958	20.85	302,658
Qualified XII (0.90)	1,335.127	20.79	27,757
Qualified XII (0.95)	19,911.012	20.74	412,954
Qualified XII (1.00)	50,615.696	20.69	1,047,239
Qualified XII (1.05)	6,471.052	20.63	133,498

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Davis Venture Value
Portfolio - Service Class (continued)
Qualified XII (1.10)	2,660.917	$ 20.58	$ 54,762
Qualified XII (1.15)	4,416.997	20.53	90,681
Qualified XII (1.20)	1,038.497	20.48	21,268
Qualified XII (1.25)	8,449.984	20.42	172,549
Qualified XII (1.30)	289.629	20.37	5,900
Qualified XII (1.35)	267.589	20.32	5,437
Qualified XII (1.40)	919.542	20.27	18,639
Qualified XII (1.45)	62.318	20.21	1,259
Qualified XV	1,233.286	20.74	25,578
Qualified XVI	4,796.841	20.16	96,704
Qualified XVII	1,570.885	20.42	32,077
Qualified XVIII	736.414	13.30	9,794
Qualified XXI	1,696.894	20.90	35,465
Qualified XXV	7,908.026	20.95	165,673
Qualified XXVI	3,716.678	20.79	77,270
	485,061.355		$ 9,469,274

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	10,207.326	$ 10.74	$ 109,627
	10,207.326		$ 109,627

ING Fundamental Research Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	414.427	$ 11.49	$ 4,762
	414.427		$ 4,762

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	12.746	$ 12.39	$ 158
Qualified VI	83,809.050	9.80	821,329
Qualified X (1.15)	3,395.818	12.76	43,331
Qualified X (1.25)	5,993.749	12.06	72,285
Qualified XII (0.50)	455.675	10.18	4,639
Qualified XII (0.60)	1,883.737	10.13	19,082
Qualified XII (0.65)	1,130.890	10.10	11,422
Qualified XII (0.70)	1,298.273	10.08	13,087
Qualified XII (0.75)	1,046.886	10.05	10,521
Qualified XII (0.80)	5,519.223	10.02	55,303
Qualified XII (0.85)	2,783.359	10.00	27,834
Qualified XII (0.90)	384.033	9.97	3,829
Qualified XII (0.95)	5,038.650	9.95	50,135
Qualified XII (1.00)	26,613.483	9.92	264,006
Qualified XII (1.05)	3,945.036	9.90	39,056
Qualified XII (1.10)	381.383	9.87	3,764

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fundamental Research
Portfolio - Service Class (continued)
Qualified XII (1.15)	1,021.009	9.85	10,057
Qualified XII (1.20)	2,959.704	9.82	29,064
Qualified XII (1.25)	1,639.617	9.80	16,068
Qualified XII (1.30)	664.345	9.77	6,491
Qualified XII (1.40)	210.991	9.72	2,051
Qualified XII (1.45)	6.845	9.70	66
Qualified XVI	387.929	9.67	3,751
Qualified XXI	157.496	10.02	1,578
Qualified XXV	102.131	10.08	1,029
Qualified XXVI	49.596	9.97	494
	150,891.654		$ 1,510,430

ING Goldman Sachs® Capital Growth
Portfolio - Service Class
Currently payable annuity contracts:	6,666.025	$ 12.18	$ 81,192
Contracts in accumulation period:
ING Custom Choice 65	256.393	12.05	3,090
Qualified VI	66,414.689	11.69	776,388
Qualified X (1.15)	5,649.738	11.43	64,577
Qualified X (1.25)	23,649.041	10.75	254,227
Qualified XII (0.50)	2,350.667	12.15	28,561
Qualified XII (0.60)	3,328.320	12.09	40,239
Qualified XII (0.65)	3,903.731	12.05	47,040
Qualified XII (0.70)	16,242.499	12.02	195,235
Qualified XII (0.75)	1,748.679	11.99	20,967
Qualified XII (0.80)	8,338.385	11.96	99,727
Qualified XII (0.85)	5,124.377	11.93	61,134
Qualified XII (0.90)	1,203.099	11.90	14,317
Qualified XII (0.95)	3,870.937	11.87	45,948
Qualified XII (1.00)	15,336.880	11.84	181,589
Qualified XII (1.05)	125.123	11.81	1,478
Qualified XII (1.10)	3,904.205	11.78	45,992
Qualified XII (1.15)	1,043.443	11.75	12,260
Qualified XII (1.20)	1,707.212	11.72	20,009
Qualified XII (1.25)	5,665.050	11.69	66,224
Qualified XII (1.30)	35.621	11.66	415
Qualified XII (1.35)	476.507	11.63	5,542
Qualified XII (1.40)	1,839.972	11.60	21,344
Qualified XII (1.45)	302.110	11.57	3,495
Qualified XII (1.50)	119.025	11.54	1,374
Qualified XV	672.955	11.87	7,988
Qualified XVI	1,176.937	11.54	13,582
Qualified XVIII	669.096	11.51	7,701
Qualified XXI	592.597	11.96	7,087
Qualified XXV	2,358.375	11.99	28,277
	184,771.688		$ 2,156,999

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Goldman Sachs® Structured Equity
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	136.776	$ 11.50	$ 1,573
	136.776		$ 1,573

ING JPMorgan International Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,592.313	$ 12.52	$ 19,936
	1,592.313		$ 19,936

ING JPMorgan International Portfolio - Initial Class
Currently payable annuity contracts:	107,094.450	$10.25 to $17.49	$ 1,713,845
Contracts in accumulation period:
ING Custom Choice 65	3,148.263	13.79	43,415
Qualified V	364.256	27.78	10,119
Qualified VI	1,490,787.975	28.53	42,532,181
Qualified VIII	11,676.649	24.02	280,473
Qualified X (1.15)	125,407.446	28.90	3,624,275
Qualified X (1.25)	111,529.381	28.53	3,181,933
Qualified XII (0.05)	17,548.673	30.57	536,463
Qualified XII (0.25)	11,384.939	15.17	172,710
Qualified XII (0.35)	9,089.099	15.04	136,700
Qualified XII (0.45)	153.538	14.92	2,291
Qualified XII (0.50)	99,858.483	16.37	1,634,683
Qualified XII (0.55)	80,222.690	14.79	1,186,494
Qualified XII (0.60)	72,724.567	14.72	1,070,506
Qualified XII (0.65)	72,606.132	14.66	1,064,406
Qualified XII (0.70)	254,288.642	14.60	3,712,614
Qualified XII (0.75)	176,389.712	14.53	2,562,943
Qualified XII (0.80)	280,543.253	16.34	4,584,077
Qualified XII (0.85)	340,449.518	20.09	6,839,631
Qualified XII (0.90)	20,115.302	16.19	325,667
Qualified XII (0.95)	226,058.641	19.88	4,494,046
Qualified XII (1.00)	1,052,409.130	19.77	20,806,129
Qualified XII (1.05)	86,618.855	19.67	1,703,793
Qualified XII (1.10)	25,625.226	19.56	501,229
Qualified XII (1.15)	40,449.158	19.46	787,141
Qualified XII (1.20)	10,654.564	19.36	206,272
Qualified XII (1.25)	19,649.009	19.25	378,243
Qualified XII (1.30)	391.404	19.15	7,495
Qualified XII (1.35)	47.414	19.05	903
Qualified XII (1.40)	4,236.409	18.95	80,280
Qualified XII (1.45)	1,165.737	18.85	21,974
Qualified XII (1.50)	1,959.225	18.75	36,735
Qualified XV	19,801.763	29.40	582,172

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan International
Portfolio - Initial Class (continued)
Qualified XVI	34,310.014	$ 27.84	$ 955,191
Qualified XVII	281.846	28.53	8,041
Qualified XVIII	7,423.127	28.53	211,782
Qualified XXI	20,616.918	29.74	613,147
Qualified XXV	2,201.191	29.43	64,781
Qualified XXVI	1,933.074	29.15	56,349
Qualified XXVII	1,223,493.816	30.21	36,961,748
Qualified XXVIII	184,942.947	30.11	5,568,632
Qualified XXXII	29,518.085	16.21	478,488
Qualified XXXIII (0.65)	2,055.392	14.99	30,810
Qualified XXXVI	29,287.360	15.07	441,361
	6,310,513.273		$ 150,212,168

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP5	659.623	$ 15.38	$ 10,145
ING MAP PLUS NP23	362.291	14.98	5,427
	1,021.914		$ 15,572

ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,650.524	$ 11.93	$ 91,271
	7,650.524		$ 91,271

ING JPMorgan Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	65,217.944	$ 15.10	$ 984,791
Contracts in accumulation period:
ING Custom Choice 65	5,255.592	12.72	66,851
ING MAP PLUS NP5	6,185.300	14.81	91,604
ING MAP PLUS NP8	2,064.387	14.74	30,429
ING MAP PLUS NP11	3,682.008	14.68	54,052
ING MAP PLUS NP13	467.242	14.64	6,840
ING MAP PLUS NP15	480.891	14.59	7,016
ING MAP PLUS NP17	3,049.469	14.55	44,370
ING MAP PLUS NP20	53,135.989	14.49	769,940
ING MAP PLUS NP21	5,231.536	14.47	75,700
ING MAP PLUS NP23	573.513	14.43	8,276
ING MAP PLUS NP27	1,426.190	14.34	20,452
ING MAP PLUS NP32	84.999	14.24	1,210
Qualified VI	726,952.271	17.29	12,569,005
Qualified X (1.15)	34,396.657	17.37	597,470
Qualified X (1.25)	180,209.285	17.29	3,115,819

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value
Portfolio - Service Class (continued)
Qualified XII (0.05)	42,587.661	$ 18.11	$ 771,263
Qualified XII (0.35)	2,132.292	18.03	38,445
Qualified XII (0.50)	41,969.497	17.91	751,674
Qualified XII (0.55)	24,895.344	17.87	444,880
Qualified XII (0.60)	49,023.425	17.82	873,597
Qualified XII (0.65)	6,637.393	17.78	118,013
Qualified XII (0.70)	53,618.515	17.74	951,192
Qualified XII (0.75)	13,387.698	17.70	236,962
Qualified XII (0.80)	29,219.781	17.66	516,021
Qualified XII (0.85)	49,539.624	17.62	872,888
Qualified XII (0.90)	11,185.052	17.58	196,633
Qualified XII (0.95)	59,139.512	17.53	1,036,716
Qualified XII (1.00)	296,417.894	17.49	5,184,349
Qualified XII (1.05)	27,635.637	17.45	482,242
Qualified XII (1.10)	13,439.414	17.41	233,980
Qualified XII (1.15)	17,947.440	17.37	311,747
Qualified XII (1.20)	7,599.494	17.33	131,699
Qualified XII (1.25)	16,290.174	17.29	281,657
Qualified XII (1.35)	158.155	17.21	2,722
Qualified XII (1.40)	3,141.281	17.17	53,936
Qualified XII (1.45)	820.489	17.13	14,055
Qualified XV	1,455.419	17.53	25,513
Qualified XVI	13,589.590	17.09	232,246
Qualified XVII	1,333.098	17.29	23,049
Qualified XVIII	1,358.626	17.49	23,762
Qualified XXI	6,966.531	17.66	123,029
Qualified XXV	6,758.369	17.70	119,623
Qualified XXVI	3,471.245	17.58	61,024
Qualified XXXII	1,573.781	15.04	23,670
	1,891,705.704		$ 32,580,412

ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,522.881	$ 11.18	$ 17,026
	1,522.881		$ 17,026

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
Currently payable annuity contracts:	12,752.069	$13.70 to $16.76	$ 192,373
Contracts in accumulation period:
ING Custom Choice 65	38,472.039	13.20	507,831
Qualified V	1,245.432	16.48	20,525
Qualified VI	4,760,299.511	16.76	79,782,620
Qualified VIII	7,079.702	17.54	124,178
Qualified X (1.15)	352,120.190	16.98	5,979,001
Qualified X (1.25)	306,231.951	16.76	5,132,447
Qualified XII (0.00)	1.122	10.69	12
Qualified XII (0.05)	67,185.486	17.96	1,206,651
Qualified XII (0.25)	5,016.072	10.46	52,468
Qualified XII (0.35)	32,281.475	10.37	334,759
Qualified XII (0.40)	357,093.128	11.99	4,281,547
Qualified XII (0.45)	869.923	10.28	8,943
Qualified XII (0.50)	285,288.620	10.09	2,878,562
Qualified XII (0.55)	87,303.765	10.19	889,625
Qualified XII (0.60)	197,475.011	10.15	2,004,371
Qualified XII (0.65)	50,828.383	10.11	513,875
Qualified XII (0.70)	502,477.255	10.06	5,054,921
Qualified XII (0.75)	525,292.227	10.02	5,263,428
Qualified XII (0.80)	855,439.320	10.77	9,213,081
Qualified XII (0.85)	717,497.487	11.59	8,315,796
Qualified XII (0.90)	44,645.408	10.33	461,187
Qualified XII (0.95)	470,101.767	11.46	5,387,366
Qualified XII (1.00)	2,250,202.217	11.40	25,652,305
Qualified XII (1.05)	254,688.059	11.34	2,888,163
Qualified XII (1.10)	87,543.706	11.28	987,493
Qualified XII (1.15)	135,011.974	11.22	1,514,834
Qualified XII (1.20)	25,298.057	11.16	282,326
Qualified XII (1.25)	62,516.024	11.10	693,928
Qualified XII (1.30)	3,227.607	11.04	35,633
Qualified XII (1.35)	3,179.278	10.99	34,940
Qualified XII (1.40)	23,137.261	10.93	252,890
Qualified XII (1.45)	1,955.708	10.87	21,259
Qualified XII (1.50)	7,273.415	10.81	78,626
Qualified XV	16,449.605	17.27	284,085
Qualified XVI	87,340.245	16.35	1,428,013
Qualified XVII	5,817.238	16.76	97,497
Qualified XVIII	8,551.430	16.76	143,322
Qualified XXI	83,164.458	17.47	1,452,883
Qualified XXII	126.441	17.76	2,246
Qualified XXV	30,355.540	17.29	524,847
Qualified XXVI	15,640.336	17.13	267,919
Qualified XXVII	1,364,568.150	17.16	23,415,989
Qualified XXVIII	289,521.906	17.10	4,950,825
Qualified XXXII	13,020.527	13.66	177,860
Qualified XXXVI	85,780.545	11.95	1,025,078
	14,531,367.070		$ 203,818,528

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP5	186.045	$ 12.63	$ 2,350
ING MAP PLUS NP10	640.042	12.54	8,026
ING MAP PLUS NP17	4,679.768	12.41	58,076
ING MAP PLUS NP26	1,114.000	12.25	13,647
	6,619.855		$ 82,099

ING Legg Mason Partners Large Cap Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,128.996	$ 10.55	$ 33,011
	3,128.996		$ 33,011

ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Qualified X (1.15)	7,914.702	$ 11.07	$ 87,616
Qualified X (1.25)	32,640.005	11.05	360,672
Qualified XII (0.80)	285.768	11.15	3,186
Qualified XII (0.95)	49,808.580	11.12	553,871
Qualified XII (1.10)	20,841.325	11.08	230,922
Qualified XVIII	2,999.573	11.05	33,145
Qualified XXVII	222,276.219	11.61	2,580,627
	336,766.172		$ 3,850,039

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	4,824.069	$ 10.47	$ 50,508
Qualified XII (0.50)	1,789.709	10.53	18,846
Qualified XII (0.70)	554.020	10.51	5,823
Qualified XII (0.75)	113.167	10.51	1,189
Qualified XII (0.85)	1,188.857	10.50	12,483
Qualified XII (0.90)	8.811	10.50	93
Qualified XII (0.95)	273.466	10.49	2,869
Qualified XII (1.00)	11,007.969	10.49	115,474
Qualified XII (1.05)	531.797	10.49	5,579
Qualified XII (1.10)	731.721	10.48	7,668
Qualified XII (1.15)	69.838	10.48	732
Qualified XII (1.30)	1,018.511	10.47	10,664
	22,111.935		$ 231,928

ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	130.559	$ 11.22	$ 1,465
	130.559		$ 1,465

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING OpCap Balanced Value Portfolio - Service Class
Currently payable annuity contracts:	25,678.543	$11.82 to $12.52	$ 320,622
Contracts in accumulation period:
ING Custom Choice 62	75.012	12.15	911
Qualified VI	380,663.598	14.94	5,687,114
Qualified VIII	891.133	14.93	13,305
Qualified X (1.15)	13,120.511	13.00	170,567
Qualified X (1.25)	97,235.909	12.40	1,205,725
Qualified XII (0.50)	36,063.446	15.52	559,705
Qualified XII (0.55)	3,679.747	15.48	56,962
Qualified XII (0.60)	4,482.937	15.44	69,217
Qualified XII (0.65)	5,230.801	15.40	80,554
Qualified XII (0.70)	17,102.818	15.36	262,699
Qualified XII (0.75)	16,313.069	15.32	249,916
Qualified XII (0.80)	8,146.169	15.28	124,473
Qualified XII (0.85)	26,873.023	15.25	409,814
Qualified XII (0.90)	6,637.020	15.21	100,949
Qualified XII (0.95)	36,224.980	15.17	549,533
Qualified XII (1.00)	177,628.486	15.13	2,687,519
Qualified XII (1.05)	5,645.645	15.09	85,193
Qualified XII (1.10)	11,134.654	15.05	167,577
Qualified XII (1.15)	6,767.071	15.01	101,574
Qualified XII (1.20)	1,475.155	14.97	22,083
Qualified XII (1.25)	16,666.961	14.94	249,004
Qualified XII (1.30)	29.181	14.90	435
Qualified XII (1.35)	312.657	14.86	4,646
Qualified XII (1.40)	1,659.252	14.82	24,590
Qualified XII (1.45)	144.843	14.78	2,141
Qualified XII (1.50)	38.520	14.74	568
Qualified XV	624.230	15.17	9,470
Qualified XVI	9,831.771	14.74	144,920
Qualified XVII	1,913.009	14.94	28,580
Qualified XVIII	1,058.027	13.09	13,850
Qualified XXI	3,192.311	15.28	48,779
Qualified XXV	1,084.522	15.32	16,615
Qualified XXVI	744.177	15.21	11,319
Qualified XXXII	1,407.012	12.43	17,489
	919,776.200		$ 13,498,418

ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,824.752	$ 12.26	$ 95,931
	7,824.752		$ 95,931

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	192,146.213	$13.50 to $13.63	$ 2,615,119
Contracts in accumulation period:
ING Custom Choice 62	3,667.977	13.57	49,774
ING Custom Choice 65	140,304.814	14.14	1,983,910
ING MAP PLUS NP5	10,091.398	13.81	139,362
ING MAP PLUS NP6	5,405.192	13.79	74,538
ING MAP PLUS NP8	6,104.147	13.77	84,054
ING MAP PLUS NP10	18,663.551	13.74	256,437
ING MAP PLUS NP11	15,151.884	13.73	208,035
ING MAP PLUS NP12	10,932.553	13.72	149,995
ING MAP PLUS NP13	1,086.491	13.70	14,885
ING MAP PLUS NP14	473.114	13.69	6,477
ING MAP PLUS NP15	37,600.422	13.68	514,374
ING MAP PLUS NP16	4,464.034	13.67	61,023
ING MAP PLUS NP17	8,014.155	13.65	109,393
ING MAP PLUS NP18	14,060.601	13.64	191,787
ING MAP PLUS NP19	14,323.387	13.63	195,228
ING MAP PLUS NP20	44,868.978	13.61	610,667
ING MAP PLUS NP21	3,931.674	13.60	53,471
ING MAP PLUS NP23	7,050.711	13.58	95,749
ING MAP PLUS NP24	3,521.553	13.56	47,752
ING MAP PLUS NP25	83.959	13.55	1,138
ING MAP PLUS NP26	2,225.500	13.54	30,133
ING MAP PLUS NP27	2,929.089	13.52	39,601
ING MAP PLUS NP28	651.016	13.51	8,795
ING MAP PLUS NP29	6,906.399	13.50	93,236
ING MAP PLUS NP30	4,102.004	13.49	55,336
ING MAP PLUS NP32	2,733.442	13.46	36,792
Qualified V	3,573.159	13.53	48,345
Qualified VI	23,257,569.060	13.57	315,605,212
Qualified VIII	17,383.356	13.57	235,892
Qualified X (1.15)	699,965.349	13.60	9,519,529
Qualified X (1.25)	2,108,050.325	13.57	28,606,243
Qualified XII (0.05)	480,117.345	14.50	6,961,702
Qualified XII (0.15)	16,753.842	14.40	241,255
Qualified XII (0.25)	445,063.427	13.83	6,155,227
Qualified XII (0.30)	18.268	13.82	252
Qualified XII (0.35)	129,996.330	13.81	1,795,249
Qualified XII (0.40)	764,197.450	14.32	10,943,307
Qualified XII (0.45)	2,750.219	13.78	37,898
Qualified XII (0.50)	1,129,666.062	14.35	16,210,708
Qualified XII (0.55)	224,971.724	14.26	3,208,097
Qualified XII (0.55)	485,350.603	14.26	6,921,100

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global
Portfolio - Initial Class (continued)
Qualified XII (0.60)	680,411.382	$ 13.74	$ 9,348,852
Qualified XII (0.65)	337,775.019	13.73	4,637,651
Qualified XII (0.70)	1,015,148.761	13.72	13,927,841
Qualified XII (0.75)	1,839,328.935	13.70	25,198,806
Qualified XII (0.80)	4,138,977.590	14.26	59,021,820
Qualified XII (0.85)	2,140,393.700	13.68	29,280,586
Qualified XII (0.90)	176,432.155	14.23	2,510,630
Qualified XII (0.95)	1,776,077.007	13.65	24,243,451
Qualified XII (1.00)	7,528,235.212	13.64	102,685,128
Qualified XII (1.05)	946,570.623	13.63	12,901,758
Qualified XII (1.10)	484,189.316	13.61	6,589,817
Qualified XII (1.15)	503,672.233	14.15	7,126,962
Qualified XII (1.20)	206,257.834	13.59	2,803,044
Qualified XII (1.25)	382,245.094	14.12	5,397,301
Qualified XII (1.30)	12,182.574	14.11	171,896
Qualified XII (1.35)	40,348.722	13.55	546,725
Qualified XII (1.40)	109,286.295	13.54	1,479,736
Qualified XII (1.45)	22,249.656	13.52	300,815
Qualified XII (1.50)	24,167.007	13.51	326,496
Qualified XV	137,982.227	13.65	1,883,457
Qualified XVI	574,314.573	13.51	7,758,990
Qualified XVII	62,549.063	13.57	848,791
Qualified XVIII	72,615.824	13.57	985,397
Qualified XXI	335,930.412	13.69	4,598,887
Qualified XXII	1,816.467	13.78	25,031
Qualified XXV	193,627.153	13.70	2,652,692
Qualified XXVI	121,764.996	13.66	1,663,310
Qualified XXVII	9,479,603.484	13.62	129,112,199
Qualified XXVIII	3,302,549.410	13.62	44,980,723
Qualified XXXII	72,126.997	13.57	978,763
Qualified XXXIII (0.65)	43,000.645	13.73	590,399
Qualified XXXVI	188,202.553	13.75	2,587,785
	67,276,953.696		$ 921,382,816

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.877	$ 15.98	$ 14
Qualified X (1.15)	3,379.595	16.06	54,276
Qualified X (1.25)	4,809.039	15.98	76,848
Qualified XII (1.00)	3,036.662	16.17	49,103
	11,226.173		$ 180,241

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	11,651.635	$ 10.88	$ 126,770
	11,651.635		$ 126,770

ING Oppenheimer Strategic Income Portfolio - Initial Class
Currently payable annuity contracts:	144,450.379	$10.71 to $10.90	$ 1,571,510
Contracts in accumulation period:
ING Custom Choice 65	23,633.392	11.01	260,204
Qualified V	2,659.537	10.68	28,404
Qualified VI	3,448,907.387	10.72	36,972,287
Qualified VIII	2,153.143	10.71	23,060
Qualified X (1.15)	111,708.010	10.74	1,199,744
Qualified X (1.25)	313,406.219	10.72	3,359,715
Qualified XII (0.00)	8.153	10.97	89
Qualified XII (0.05)	118,895.741	11.11	1,320,932
Qualified XII (0.25)	124,183.875	10.92	1,356,088
Qualified XII (0.35)	8,167.531	10.90	89,026
Qualified XII (0.40)	569,481.536	11.01	6,269,992
Qualified XII (0.45)	10.653	10.88	116
Qualified XII (0.50)	240,768.882	10.99	2,646,050
Qualified XII (0.55)	168,266.605	10.86	1,827,375
Qualified XII (0.60)	122,435.647	10.85	1,328,427
Qualified XII (0.65)	68,831.419	10.94	753,016
Qualified XII (0.70)	275,969.460	10.83	2,988,749
Qualified XII (0.75)	244,612.003	10.91	2,668,717
Qualified XII (0.80)	547,902.973	10.92	5,983,100
Qualified XII (0.85)	428,034.911	10.91	4,669,861
Qualified XII (0.90)	62,147.228	10.90	677,405
Qualified XII (0.95)	449,204.686	10.78	4,842,427
Qualified XII (1.00)	1,245,768.414	10.88	13,553,960
Qualified XII (1.05)	132,596.114	10.76	1,426,734
Qualified XII (1.10)	108,133.935	10.75	1,162,440
Qualified XII (1.15)	98,485.703	10.84	1,067,585
Qualified XII (1.20)	65,198.951	10.83	706,105
Qualified XII (1.25)	127,633.420	10.82	1,380,994
Qualified XII (1.30)	10,233.799	10.81	110,627
Qualified XII (1.35)	17,225.832	10.70	184,316
Qualified XII (1.40)	31,039.861	10.83	336,162
Qualified XII (1.45)	11,423.653	10.68	122,005
Qualified XII (1.50)	1,060.012	10.67	11,310
Qualified XV	18,642.506	10.78	200,966
Qualified XVI	89,383.306	10.67	953,720

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income
Portfolio - Initial Class (continued)
Qualified XVII	10,309.972	$ 10.72	$ 110,523
Qualified XVIII	8,699.763	10.72	93,261
Qualified XXI	30,773.253	10.81	332,659
Qualified XXV	14,881.264	10.82	161,015
Qualified XXVI	22,203.333	10.79	239,574
Qualified XXVII	685,844.707	10.89	7,468,849
Qualified XXVIII	159,601.520	10.89	1,738,061
Qualified XXXII	8,771.236	10.72	94,028
Qualified XXXIII (0.65)	16,375.416	10.84	177,510
Qualified XXXVI	39,656.535	10.86	430,670
	10,429,781.875		$ 112,899,368

ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	25,596.651	$ 10.51	$ 269,021
	25,596.651		$ 269,021

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	65,924.741	$ 10.89	$ 717,920
Contracts in accumulation period:
ING Custom Choice 62	1,440.117	10.80	15,553
ING Custom Choice 65	21,348.544	10.52	224,587
ING MAP PLUS NP5	169.216	10.92	1,848
ING MAP PLUS NP6	16,926.071	10.90	184,494
ING MAP PLUS NP8	67.131	10.87	730
ING MAP PLUS NP10	26,370.832	10.84	285,860
ING MAP PLUS NP11	29,286.282	10.82	316,878
ING MAP PLUS NP12	26,195.954	10.81	283,178
ING MAP PLUS NP13	8,917.082	10.79	96,215
ING MAP PLUS NP14	23,802.216	10.78	256,588
ING MAP PLUS NP15	38,338.550	10.76	412,523
ING MAP PLUS NP16	1,186.525	10.75	12,755
ING MAP PLUS NP17	1,566.761	10.73	16,811
ING MAP PLUS NP18	22,054.141	10.71	236,200
ING MAP PLUS NP20	64,234.077	10.68	686,020
ING MAP PLUS NP21	9,805.827	10.67	104,628
ING MAP PLUS NP22	602.869	10.65	6,421
ING MAP PLUS NP23	3,056.493	10.64	32,521
ING MAP PLUS NP24	339.685	10.62	3,607
ING MAP PLUS NP26	12,372.641	10.59	131,026
ING MAP PLUS NP27	9,474.443	10.58	100,240
ING MAP PLUS NP28	9,009.121	10.56	95,136

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return
Portfolio - Service Class (continued)
ING MAP PLUS NP29	44.163	$ 10.55	$ 466
ING MAP PLUS NP30	6,874.483	10.53	72,388
ING MAP PLUS NP32	3,586.064	10.50	37,654
Qualified VI	1,745,604.755	11.75	20,510,856
Qualified VIII	730.804	11.74	8,580
Qualified X (1.15)	33,117.553	11.80	390,787
Qualified X (1.25)	144,933.535	11.75	1,702,969
Qualified XII (0.35)	1,919.299	12.25	23,511
Qualified XII (0.50)	88,336.465	12.17	1,075,055
Qualified XII (0.55)	14,458.610	12.14	175,528
Qualified XII (0.60)	46,473.901	12.11	562,799
Qualified XII (0.65)	167,215.018	12.08	2,019,957
Qualified XII (0.70)	152,071.335	12.05	1,832,460
Qualified XII (0.75)	82,833.706	12.03	996,489
Qualified XII (0.80)	204,493.312	12.00	2,453,920
Qualified XII (0.85)	126,953.283	11.97	1,519,631
Qualified XII (0.90)	42,707.955	11.94	509,933
Qualified XII (0.95)	259,804.530	11.91	3,094,272
Qualified XII (1.00)	622,697.632	11.89	7,403,875
Qualified XII (1.05)	127,859.421	11.86	1,516,413
Qualified XII (1.10)	34,960.366	11.83	413,581
Qualified XII (1.15)	33,799.881	11.80	398,839
Qualified XII (1.20)	23,365.239	11.78	275,243
Qualified XII (1.25)	69,752.510	11.75	819,592
Qualified XII (1.30)	1,369.166	11.72	16,047
Qualified XII (1.35)	11,059.444	11.69	129,285
Qualified XII (1.40)	16,540.846	11.67	193,032
Qualified XII (1.45)	9,813.757	11.64	114,232
Qualified XII (1.50)	4,056.140	11.61	47,092
Qualified XV	9,477.815	11.91	112,881
Qualified XVI	41,378.259	11.61	480,402
Qualified XVII	3,487.328	11.75	40,976
Qualified XVIII	837.727	11.89	9,961
Qualified XXI	8,008.520	12.00	96,102
Qualified XXV	8,157.347	12.03	98,133
Qualified XXVI	7,974.653	11.94	95,217
Qualified XXVII	600,663.163	10.89	6,541,222
Qualified XXVIII	224,513.657	11.89	2,669,467
Qualified XXXII	1,087.650	10.69	11,627
Qualified XXXIII (0.40)	19,114.440	12.26	234,343
	5,394,623.051		$ 62,926,556

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	112.436	$ 10.65	$ 1,197
Qualified VI	45,396.717	10.58	480,297
Qualified X (1.15)	394.129	10.58	4,170
Qualified X (1.25)	2,336.017	10.58	24,715
Qualified XII (0.00)	2.090	10.66	22
Qualified XII (0.40)	199.597	10.64	2,124
Qualified XII (0.50)	17,939.275	10.63	190,694
Qualified XII (0.65)	8.933	10.62	95
Qualified XII (0.70)	1,562.202	10.61	16,575
Qualified XII (0.75)	22.603	10.61	240
Qualified XII (0.80)	4.776	10.61	51
Qualified XII (0.85)	152.453	10.60	1,616
Qualified XII (0.90)	29.461	10.60	312
Qualified XII (0.95)	2,268.199	10.60	24,043
Qualified XII (1.00)	18,525.456	10.59	196,185
Qualified XII (1.05)	2,756.411	10.59	29,190
Qualified XII (1.10)	1,034.483	10.59	10,955
Qualified XII (1.15)	63.539	10.58	672
Qualified XII (1.20)	471.176	10.58	4,985
Qualified XII (1.25)	615.523	10.58	6,512
Qualified XII (1.35)	23.464	10.57	248
Qualified XII (1.40)	120.692	10.56	1,275
Qualified XVI	277.746	10.56	2,933
Qualified XXI	1.889	10.61	20
Qualified XXVI	48.854	10.60	518
	94,368.121		$ 999,644

ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	194.185	$ 10.60	$ 2,058
ING MAP PLUS NP22	218.687	10.57	2,312
ING MAP PLUS NP25	178.012	10.56	1,880
	590.884		$ 6,250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	5,920.597	$ 11.83	$ 70,041
ING MAP PLUS NP6	14,466.649	11.82	170,996
ING MAP PLUS NP8	39,035.706	11.80	460,621
ING MAP PLUS NP9	17,279.302	11.79	203,723
ING MAP PLUS NP10	3,936.684	11.78	46,374
ING MAP PLUS NP11	8,030.449	11.77	94,518
ING MAP PLUS NP14	4,711.735	11.74	55,316
ING MAP PLUS NP15	63,224.156	11.73	741,619
ING MAP PLUS NP16	3,437.453	11.72	40,287
ING MAP PLUS NP17	12,542.412	11.71	146,872
ING MAP PLUS NP18	2,518.326	11.70	29,464
ING MAP PLUS NP19	429.428	11.70	5,024
ING MAP PLUS NP21	32,412.650	11.68	378,580
ING MAP PLUS NP22	26,167.470	11.67	305,374
ING MAP PLUS NP23	6.070	11.66	71
ING MAP PLUS NP25	344.122	11.64	4,006
ING MAP PLUS NP26	1,100.389	11.63	12,798
ING MAP PLUS NP28	2,295.595	11.61	26,652
ING MAP PLUS NP29	1,812.395	11.60	21,024
ING MAP PLUS NP32	15.486	11.57	179
Qualified XXXV	3,225.580	11.27	36,352
	242,912.654		$ 2,849,891

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	8,675.374	$ 11.90	$ 103,237
Qualified VI	317,056.316	11.68	3,703,218
Qualified X (1.15)	49,511.445	11.70	579,284
Qualified X (1.25)	63,729.099	11.68	744,356
Qualified XII (0.00)	1.877	11.93	22
Qualified XII (0.05)	14,941.811	11.93	178,256
Qualified XII (0.15)	15,185.959	11.90	180,713
Qualified XII (0.35)	159,880.640	11.86	1,896,184
Qualified XII (0.50)	44,451.846	11.83	525,865
Qualified XII (0.55)	138,732.407	11.82	1,639,817
Qualified XII (0.60)	74,710.396	11.81	882,330
Qualified XII (0.65)	1,169.553	11.80	13,801
Qualified XII (0.70)	5,274.357	11.79	62,185
Qualified XII (0.75)	74,166.909	11.78	873,686
Qualified XII (0.80)	394.977	11.77	4,649
Qualified XII (0.85)	37,316.832	11.76	438,846

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2015 Portfolio - Service Class (continued)
Qualified XII (0.90)	56,247.206	$ 11.75	$ 660,905
Qualified XII (0.95)	87,654.130	11.74	1,029,059
Qualified XII (1.00)	25,145.592	11.73	294,958
Qualified XII (1.05)	12,403.085	11.72	145,364
Qualified XII (1.10)	5,346.738	11.71	62,610
Qualified XII (1.15)	28,239.526	11.70	330,402
Qualified XII (1.20)	351.755	11.69	4,112
Qualified XII (1.25)	9,286.991	11.68	108,472
Qualified XII (1.30)	499.380	11.67	5,828
Qualified XII (1.35)	1,232.744	11.67	14,386
Qualified XII (1.40)	2,470.574	11.66	28,807
Qualified XII (1.45)	35.606	11.65	415
Qualified XV	11,030.357	11.74	129,496
Qualified XVI	9,030.977	11.64	105,121
Qualified XVII	12,433.397	11.68	145,222
Qualified XVIII	6,124.209	11.68	71,531
Qualified XXI	5,713.348	11.77	67,246
Qualified XXVI	24.374	11.75	286
Qualified XXXII	3,091.578	11.68	36,110
Qualified XXXVI	12,037.747	11.82	142,286
	1,293,599.112		$ 15,209,065

ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	39,447.854	$ 12.29	$ 484,814
ING MAP PLUS NP6	16,627.036	12.28	204,180
ING MAP PLUS NP8	38,697.546	12.25	474,045
ING MAP PLUS NP9	2,151.029	12.24	26,329
ING MAP PLUS NP10	432.750	12.23	5,293
ING MAP PLUS NP11	19,999.498	12.22	244,394
ING MAP PLUS NP14	9,014.007	12.19	109,881
ING MAP PLUS NP15	117,762.750	12.18	1,434,350
ING MAP PLUS NP17	14,835.387	12.16	180,398
ING MAP PLUS NP18	3,876.069	12.15	47,094
ING MAP PLUS NP19	21,894.017	12.14	265,793
ING MAP PLUS NP21	26,835.406	12.12	325,245
ING MAP PLUS NP22	35,484.174	12.11	429,713
ING MAP PLUS NP23	708.629	12.10	8,574
ING MAP PLUS NP26	1,838.633	12.07	22,192
ING MAP PLUS NP28	526.387	12.05	6,343
ING MAP PLUS NP29	3,805.357	12.04	45,816
ING MAP PLUS NP31	1,211.773	12.02	14,566
ING MAP PLUS NP32	5,085.674	12.01	61,079
	360,233.976		$ 4,390,099

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,916.381	$ 12.35	$ 23,667
Qualified VI	382,745.594	12.13	4,642,704
Qualified X (1.15)	4,687.426	12.15	56,952
Qualified X (1.25)	46,778.582	12.13	567,424
Qualified XII (0.05)	3,032.328	12.38	37,540
Qualified XII (0.15)	217,848.385	12.35	2,690,428
Qualified XII (0.35)	182,203.916	12.31	2,242,930
Qualified XII (0.50)	25,973.157	12.28	318,950
Qualified XII (0.55)	72,194.358	12.27	885,825
Qualified XII (0.60)	105,386.023	12.26	1,292,033
Qualified XII (0.65)	7,747.180	12.25	94,903
Qualified XII (0.70)	23,474.609	12.24	287,329
Qualified XII (0.75)	54,160.615	12.23	662,384
Qualified XII (0.80)	5,852.034	12.22	71,512
Qualified XII (0.85)	20,669.251	12.21	252,372
Qualified XII (0.90)	41,050.938	12.20	500,821
Qualified XII (0.95)	113,866.436	12.19	1,388,032
Qualified XII (1.00)	55,397.604	12.18	674,743
Qualified XII (1.05)	17,886.404	12.17	217,678
Qualified XII (1.10)	15,282.607	12.16	185,837
Qualified XII (1.15)	16,553.063	12.15	201,120
Qualified XII (1.20)	5,561.777	12.14	67,520
Qualified XII (1.25)	3,473.824	12.13	42,137
Qualified XII (1.30)	2,596.455	12.12	31,469
Qualified XII (1.35)	55.539	12.11	673
Qualified XII (1.40)	5,026.031	12.10	60,815
Qualified XII (1.45)	951.888	12.09	11,508
Qualified XII (1.50)	1,452.217	12.08	17,543
Qualified XV	215.844	12.19	2,631
Qualified XVI	7,127.397	12.08	86,099
Qualified XVII	10,607.690	12.13	128,671
Qualified XXI	21,571.539	12.22	263,604
Qualified XXVI	140.939	12.20	1,719
Qualified XXXII	989.214	12.13	11,999
Qualified XXXVI	13,234.795	12.27	162,391
	1,487,712.040		$ 18,183,963

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	11,262.076	$ 12.64	$ 142,353
ING MAP PLUS NP6	27,240.884	12.63	344,052
ING MAP PLUS NP8	37,888.413	12.60	477,394
ING MAP PLUS NP9	4,513.229	12.59	56,822
ING MAP PLUS NP11	34,518.902	12.57	433,903
ING MAP PLUS NP14	7,289.242	12.54	91,407
ING MAP PLUS NP15	92,491.725	12.53	1,158,921
ING MAP PLUS NP17	19,962.323	12.51	249,729
ING MAP PLUS NP18	5,174.545	12.50	64,682
ING MAP PLUS NP21	10,791.222	12.47	134,567
ING MAP PLUS NP22	46,655.253	12.46	581,324
ING MAP PLUS NP25	163.505	12.43	2,032
ING MAP PLUS NP26	1,440.039	12.42	17,885
ING MAP PLUS NP28	1,254.754	12.40	15,559
ING MAP PLUS NP29	4,217.462	12.39	52,254
ING MAP PLUS NP30	578.078	12.37	7,151
ING MAP PLUS NP32	972.651	12.35	12,012
Qualified XXXV	1,003.883	11.69	11,735
	307,418.186		$ 3,853,782

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	3,670.441	$ 12.70	$ 46,615
Qualified VI	270,076.246	12.47	3,367,851
Qualified X (1.15)	2,766.604	12.49	34,555
Qualified X (1.25)	5,619.910	12.47	70,080
Qualified XII (0.05)	7,883.601	12.74	100,437
Qualified XII (0.15)	7,111.443	12.70	90,315
Qualified XII (0.35)	221,134.444	12.66	2,799,562
Qualified XII (0.50)	31,163.769	12.63	393,598
Qualified XII (0.55)	62,393.316	12.62	787,404
Qualified XII (0.60)	48,992.188	12.61	617,791
Qualified XII (0.65)	4,364.171	12.60	54,989
Qualified XII (0.70)	12,390.357	12.59	155,995
Qualified XII (0.75)	34,727.766	12.58	436,875
Qualified XII (0.80)	724.842	12.57	9,111
Qualified XII (0.85)	8,500.693	12.56	106,769

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2035 Portfolio - Service Class (continued)
Qualified XII (0.90)	17,858.284	$ 12.55	$ 224,121
Qualified XII (0.95)	98,929.044	12.54	1,240,570
Qualified XII (1.00)	37,686.724	12.53	472,215
Qualified XII (1.05)	23,120.810	12.52	289,473
Qualified XII (1.10)	2,582.403	12.50	32,280
Qualified XII (1.15)	23,517.289	12.49	293,731
Qualified XII (1.20)	2,549.560	12.48	31,819
Qualified XII (1.25)	11,636.468	12.47	145,107
Qualified XII (1.30)	316.571	12.46	3,944
Qualified XII (1.40)	7,592.908	12.44	94,456
Qualified XII (1.45)	77.451	12.43	963
Qualified XII (1.50)	424.878	12.42	5,277
Qualified XVI	1,702.301	12.42	21,143
Qualified XXI	4,566.622	12.57	57,402
Qualified XXV	46.880	12.58	590
Qualified XXVI	29.743	12.55	373
Qualified XXXVI	1,714.005	12.62	21,631
	955,871.732		$ 12,007,042

ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	997.613	$ 12.99	$ 12,959
ING MAP PLUS NP6	17,947.481	12.98	232,958
ING MAP PLUS NP8	25,563.610	12.96	331,304
ING MAP PLUS NP9	5,266.135	12.95	68,196
ING MAP PLUS NP10	367.100	12.93	4,747
ING MAP PLUS NP11	12,541.266	12.92	162,033
ING MAP PLUS NP13	9,885.129	12.90	127,518
ING MAP PLUS NP14	1,839.947	12.89	23,717
ING MAP PLUS NP15	79,684.605	12.88	1,026,338
ING MAP PLUS NP16	5.860	12.87	75
ING MAP PLUS NP17	10,046.122	12.86	129,193
ING MAP PLUS NP18	1,398.299	12.85	17,968
ING MAP PLUS NP19	101.174	12.84	1,299
ING MAP PLUS NP21	1,370.419	12.82	17,569
ING MAP PLUS NP22	1,890.351	12.81	24,215
ING MAP PLUS NP25	1.287	12.77	16
ING MAP PLUS NP26	175.158	12.76	2,235
ING MAP PLUS NP28	2,894.883	12.74	36,881
ING MAP PLUS NP29	786.271	12.73	10,009
ING MAP PLUS NP30	192.616	12.72	2,450
ING MAP PLUS NP31	787.382	12.71	10,008
ING MAP PLUS NP32	624.039	12.70	7,925
	174,366.747		$ 2,249,613

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	14,143.492	$ 13.04	$ 184,431
Qualified VI	192,260.362	12.81	2,462,855
Qualified X (1.15)	6,682.315	12.83	85,734
Qualified X (1.25)	17,138.511	12.81	219,544
Qualified XII (0.05)	7,199.277	13.08	94,167
Qualified XII (0.15)	19,579.812	13.05	255,517
Qualified XII (0.35)	67,196.115	13.01	874,221
Qualified XII (0.50)	15,262.950	12.97	197,960
Qualified XII (0.55)	22,035.790	12.96	285,584
Qualified XII (0.60)	22,333.377	12.95	289,217
Qualified XII (0.65)	2,319.243	12.94	30,011
Qualified XII (0.70)	3,580.295	12.93	46,293
Qualified XII (0.75)	21,097.783	12.92	272,583
Qualified XII (0.80)	5,315.021	12.91	68,617
Qualified XII (0.85)	7,939.786	12.90	102,423
Qualified XII (0.90)	9,507.279	12.89	122,549
Qualified XII (0.95)	40,245.227	12.88	518,359
Qualified XII (1.00)	66,361.043	12.87	854,067
Qualified XII (1.05)	15,839.138	12.85	203,533
Qualified XII (1.10)	4,649.546	12.84	59,700
Qualified XII (1.15)	5,417.272	12.83	69,504
Qualified XII (1.20)	2,224.653	12.82	28,520
Qualified XII (1.25)	4,297.892	12.81	55,056
Qualified XII (1.30)	130.666	12.80	1,673
Qualified XII (1.35)	18.808	12.79	241
Qualified XII (1.40)	5,998.155	12.78	76,656
Qualified XII (1.45)	35.774	12.77	457
Qualified XVI	6,472.878	12.76	82,594
Qualified XXI	3,166.227	12.91	40,876
Qualified XXVI	4.689	12.89	60
Qualified XXXVI	195.475	12.96	2,533
	588,648.851		$ 7,585,535

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP5	3,967.984	$ 11.07	$ 43,926
ING MAP PLUS NP6	36,059.297	11.06	398,816
ING MAP PLUS NP8	70,931.283	11.04	783,081
ING MAP PLUS NP11	4,424.775	11.01	48,717
ING MAP PLUS NP14	158.808	10.99	1,745
ING MAP PLUS NP15	28,808.256	10.98	316,315
ING MAP PLUS NP17	61.806	10.96	677
ING MAP PLUS NP18	708.321	10.95	7,756
ING MAP PLUS NP21	4,889.614	10.92	53,395
ING MAP PLUS NP22	0.916	10.91	10
ING MAP PLUS NP25	7.463	10.89	81
ING MAP PLUS NP26	112.950	10.88	1,229
ING MAP PLUS NP28	8.370	10.86	91
ING MAP PLUS NP29	68.652	10.85	745
	150,208.495		$ 1,656,584

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	81,540.626	$ 10.92	$ 890,424
Qualified X (1.15)	7,039.343	10.94	77,010
Qualified X (1.25)	41,194.821	10.92	449,847
Qualified XII (0.15)	4,158.268	11.13	46,282
Qualified XII (0.35)	30,470.796	11.09	337,921
Qualified XII (0.50)	45,575.773	11.06	504,068
Qualified XII (0.55)	6,209.577	11.05	68,616
Qualified XII (0.60)	597.883	11.04	6,601
Qualified XII (0.65)	66.928	11.03	738
Qualified XII (0.70)	446.387	11.03	4,924
Qualified XII (0.75)	4,759.019	11.02	52,444
Qualified XII (0.80)	152.238	11.01	1,676
Qualified XII (0.85)	139.889	11.00	1,539
Qualified XII (0.90)	8,586.471	10.99	94,365
Qualified XII (0.95)	2,825.437	10.98	31,023
Qualified XII (1.00)	8,772.326	10.97	96,232
Qualified XII (1.05)	1,816.696	10.96	19,911
Qualified XII (1.10)	350.957	10.95	3,843
Qualified XII (1.20)	128.767	10.93	1,407
Qualified XII (1.25)	3,215.336	10.92	35,111
Qualified XII (1.40)	108.817	10.90	1,186
Qualified XII (1.45)	8.111	10.89	88
Qualified XVI	1,883.313	10.88	20,490
	250,047.779		$ 2,745,746

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,450.098	$ 11.31	$ 39,021
	3,450.098		$ 39,021

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts:	28,899.566	$ 12.10	$ 349,685
Contracts in accumulation period:
ING Custom Choice 65	110,006.954	12.72	1,399,288
ING MAP PLUS NP8	113.084	10.71	1,211
ING MAP PLUS NP12	20.223	10.69	216
ING MAP PLUS NP15	6.369	10.67	68
ING MAP PLUS NP18	1,015.834	10.65	10,819
ING MAP PLUS NP20	444.388	10.64	4,728
ING MAP PLUS NP29	77.808	10.59	824
Qualified V	1,691.314	11.92	20,160
Qualified VI	13,974,045.620	11.95	166,989,845
Qualified VIII	16,106.323	11.95	192,471
Qualified X (1.15)	393,556.570	11.98	4,714,808
Qualified X (1.25)	950,248.891	11.95	11,355,474
Qualified XII (0.05)	183,785.620	12.65	2,324,888
Qualified XII (0.25)	228,420.971	12.18	2,782,167
Qualified XII (0.35)	63,034.521	12.16	766,500
Qualified XII (0.45)	951.592	12.14	11,552
Qualified XII (0.50)	565,760.829	12.52	7,083,326
Qualified XII (0.55)	89,103.715	12.11	1,079,046
Qualified XII (0.55)	163,498.801	12.11	1,979,970
Qualified XII (0.60)	614,774.260	12.10	7,438,769
Qualified XII (0.65)	145,786.495	12.09	1,762,559
Qualified XII (0.70)	564,689.136	12.08	6,821,445
Qualified XII (0.75)	726,267.387	12.07	8,766,047
Qualified XII (0.80)	1,312,088.473	12.44	16,322,381
Qualified XII (0.85)	1,236,768.785	12.04	14,890,696
Qualified XII (0.90)	97,619.177	12.42	1,212,430
Qualified XII (0.95)	1,147,116.245	12.02	13,788,337
Qualified XII (1.00)	3,007,898.578	12.01	36,124,862
Qualified XII (1.05)	411,710.762	12.00	4,940,529
Qualified XII (1.10)	272,768.391	11.99	3,270,493
Qualified XII (1.15)	272,350.037	12.35	3,363,523
Qualified XII (1.20)	121,511.075	11.97	1,454,488
Qualified XII (1.25)	139,017.888	12.32	1,712,700
Qualified XII (1.30)	8,139.003	12.31	100,191

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class (continued)
Qualified XII (1.35)	28,554.281	11.93	340,653
Qualified XII (1.40)	62,135.786	11.92	740,659
Qualified XII (1.45)	5,425.647	11.91	64,619
Qualified XII (1.50)	14,603.170	11.90	173,778
Qualified XV	130,682.156	12.02	1,570,800
Qualified XVI	321,463.710	11.90	3,825,418
Qualified XVII	17,771.835	11.95	212,373
Qualified XVIII	38,008.696	11.95	454,204
Qualified XXI	298,591.329	12.06	3,601,011
Qualified XXII	95.188	12.14	1,156
Qualified XXV	192,168.880	12.07	2,319,478
Qualified XXVI	138,137.086	12.03	1,661,789
Qualified XXVII	4,225,985.690	12.09	51,092,167
Qualified XXVIII	435,740.063	12.09	5,268,097
Qualified XXXII	23,875.425	11.95	285,311
Qualified XXXVI	219,788.707	12.11	2,661,641
	33,002,322.334		$ 397,309,650

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP5	3,650.086	$ 12.27	$ 44,787
ING MAP PLUS NP8	1,329.132	12.21	16,229
ING MAP PLUS NP12	6,126.581	12.14	74,377
ING MAP PLUS NP15	10,118.275	12.09	122,330
ING MAP PLUS NP20	12,275.619	12.00	147,307
ING MAP PLUS NP23	570.495	11.95	6,817
ING MAP PLUS NP26	28.089	11.90	334
Qualified VI	22.438	8.90	200
Qualified XII (1.00)	1,347.893	9.01	12,145
	35,468.608		$ 424,526

ING T. Rowe Price Growth Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	12,367.864	$ 11.53	$ 142,601
	12,367.864		$ 142,601

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:	78,578.640	$9.60 to $15.98	$ 1,102,743
Contracts in accumulation period:
ING Custom Choice 62	1,792.785	13.10	23,485
ING Custom Choice 65	64,666.563	12.90	834,199
Qualified V	1,507.597	24.03	36,228
Qualified VI	4,049,154.545	23.96	97,017,743
Qualified VIII	3,558.360	24.45	87,002
Qualified X (1.15)	174,505.834	27.15	4,737,833
Qualified X (1.25)	288,298.715	26.84	7,737,938
Qualified XII (0.05)	24,116.511	25.68	619,312
Qualified XII (0.25)	2,491.797	15.83	39,445
Qualified XII (0.30)	70.664	15.77	1,114
Qualified XII (0.35)	27,673.909	15.70	434,480
Qualified XII (0.40)	222,140.437	23.83	5,293,607
Qualified XII (0.45)	558.249	15.56	8,686
Qualified XII (0.50)	424,529.145	16.20	6,877,372
Qualified XII (0.55)	120,195.389	15.43	1,854,615
Qualified XII (0.60)	179,278.653	15.36	2,753,720
Qualified XII (0.65)	175,551.097	15.30	2,685,932
Qualified XII (0.70)	331,351.568	15.23	5,046,484
Qualified XII (0.75)	439,097.723	15.17	6,661,112
Qualified XII (0.80)	578,885.195	16.64	9,632,650
Qualified XII (0.85)	339,736.870	23.04	7,827,537
Qualified XII (0.90)	26,957.771	16.01	431,594
Qualified XII (0.95)	779,166.300	22.79	17,757,200
Qualified XII (1.00)	1,002,605.768	22.67	22,729,073
Qualified XII (1.05)	130,093.805	22.55	2,933,615
Qualified XII (1.10)	62,740.826	22.43	1,407,277
Qualified XII (1.15)	81,984.866	22.31	1,829,082
Qualified XII (1.20)	27,031.837	22.19	599,836
Qualified XII (1.25)	69,188.676	22.08	1,527,686
Qualified XII (1.30)	3,560.700	21.96	78,193
Qualified XII (1.35)	12,834.586	21.84	280,307
Qualified XII (1.40)	17,140.624	21.73	372,466
Qualified XII (1.45)	2,136.436	21.61	46,168
Qualified XII (1.50)	1,236.706	21.50	26,589
Qualified XV	12,348.451	24.69	304,883
Qualified XVI	116,940.550	23.39	2,735,239
Qualified XVII	16,010.911	23.96	383,621
Qualified XVIII	13,023.485	26.84	349,550
Qualified XXI	53,822.556	24.98	1,344,487
Qualified XXII	51.385	25.39	1,305
Qualified XXV	15,001.464	24.72	370,836
Qualified XXVI	24,903.873	24.49	609,896
Qualified XXVII	1,417,849.514	28.07	39,799,036

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class
(continued)
Qualified XXVIII	843,113.818	$ 27.98	$ 23,590,325
Qualified XXXII	14,060.671	13.23	186,023
Qualified XXXIII (0.65)	6,338.645	13.43	85,128
Qualified XXXVI	33,622.370	13.50	453,902
	12,311,506.840		$ 281,546,554

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP5	7,009.929	$ 12.82	$ 89,867
ING MAP PLUS NP10	15,364.268	12.73	195,587
ING MAP PLUS NP13	752.356	12.67	9,532
ING MAP PLUS NP15	17,966.507	12.64	227,097
ING MAP PLUS NP16	1,777.944	12.62	22,438
ING MAP PLUS NP17	4,154.291	12.60	52,344
ING MAP PLUS NP23	5,143.300	12.49	64,240
ING MAP PLUS NP25	252.953	12.45	3,149
ING MAP PLUS NP26	1,810.287	12.44	22,520
ING MAP PLUS NP27	1,448.587	12.42	17,991
ING MAP PLUS NP28	1,141.162	12.40	14,150
ING MAP PLUS NP30	234.049	12.36	2,893
ING MAP PLUS NP31	126.642	12.35	1,564
ING MAP PLUS NP32	271.753	12.33	3,351
Qualified XII (1.00)	9,856.767	14.27	140,656
	67,310.795		$ 867,379

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	14,186.036	$ 11.18	$ 158,600
Qualified XII (0.50)	672.910	11.23	7,557
Qualified XII (0.60)	208.502	11.22	2,339
Qualified XII (0.65)	247.340	11.22	2,775
Qualified XII (0.70)	69.963	11.22	785
Qualified XII (0.75)	2,060.890	11.21	23,103
Qualified XII (0.80)	314.916	11.21	3,530
Qualified XII (0.85)	769.870	11.21	8,630
Qualified XII (0.90)	83.430	11.20	934
Qualified XII (0.95)	436.601	11.20	4,890
Qualified XII (1.00)	6,797.903	11.19	76,069
Qualified XII (1.05)	287.029	11.19	3,212
Qualified XII (1.10)	468.004	11.19	5,237
Qualified XII (1.15)	19.840	11.18	222
Qualified XII (1.20)	0.992	11.18	11
Qualified XII (1.25)	48.400	11.18	541
Qualified XII (1.40)	261.066	11.16	2,913
Qualified XVI	2.215	11.16	25
Qualified XXI	28.925	11.21	324
	26,964.832		$ 301,697

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	4,521.843	$ 11.85	$ 53,584
	4,521.843		$ 53,584

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	21,862.088	$7.15 to $27.63	$ 319,462
Contracts in accumulation period:
ING Custom Choice 65	9,697.446	12.59	122,091
Qualified V	272.981	27.17	7,417
Qualified VI	1,196,909.648	27.63	33,070,614
Qualified VIII	4,122.341	23.74	97,864
Qualified X (1.15)	38,176.073	12.11	462,312
Qualified X (1.25)	138,136.826	12.01	1,659,023
Qualified XII (0.05)	8,014.906	29.61	237,321
Qualified XII (0.25)	1,317.266	13.25	17,454
Qualified XII (0.35)	4,908.913	13.13	64,454
Qualified XII (0.40)	121,359.201	19.20	2,330,097
Qualified XII (0.45)	78.451	13.02	1,021
Qualified XII (0.50)	69,751.845	13.75	959,088
Qualified XII (0.55)	57,468.925	12.91	741,924
Qualified XII (0.60)	48,016.932	12.85	617,018
Qualified XII (0.65)	17,273.544	12.80	221,101
Qualified XII (0.70)	151,622.476	12.74	1,931,670
Qualified XII (0.75)	112,115.295	12.69	1,422,743
Qualified XII (0.80)	169,428.927	14.30	2,422,834
Qualified XII (0.85)	281,687.401	18.56	5,228,118
Qualified XII (0.90)	18,923.937	13.71	259,447
Qualified XII (0.95)	170,795.035	18.36	3,135,797
Qualified XII (1.00)	905,678.767	18.26	16,537,694
Qualified XII (1.05)	56,833.159	18.17	1,032,658
Qualified XII (1.10)	40,272.331	18.07	727,721
Qualified XII (1.15)	50,052.430	17.97	899,442
Qualified XII (1.20)	13,279.971	17.88	237,446
Qualified XII (1.25)	18,312.503	17.78	325,596
Qualified XII (1.30)	1,157.800	17.69	20,481
Qualified XII (1.35)	1,102.590	17.60	19,406
Qualified XII (1.40)	14,659.120	17.50	256,535
Qualified XII (1.45)	1,214.075	17.41	21,137
Qualified XII (1.50)	628.749	17.32	10,890
Qualified XV	13,953.367	28.48	397,392
Qualified XVI	25,118.342	26.97	677,442
Qualified XVII	568.591	27.63	15,710

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class (continued)
Qualified XVIII	4,191.792	12.01	50,343
Qualified XXI	12,777.350	28.80	367,988
Qualified XXV	6,117.620	28.51	174,413
Qualified XXVI	4,138.978	28.24	116,885
Qualified XXVII	1,062,399.742	34.10	36,227,831
Qualified XXVIII	108,046.743	34.00	3,673,589
Qualified XXXII	3,557.843	13.35	47,497
Qualified XXXVI	17,011.063	11.51	195,797
	5,003,013.383		$ 117,362,763

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Currently payable annuity contracts:	103,927.624	$13.58 to $14.52	$ 1,490,076
Contracts in accumulation period:
ING Custom Choice 62	317.044	13.99	4,435
ING Custom Choice 65	42,867.681	12.91	553,422
Qualified V	739.311	18.74	13,855
Qualified VI	3,259,525.464	19.17	62,485,103
Qualified VII	60,397.233	16.25	981,455
Qualified VIII	8,229.871	16.16	132,995
Qualified IX	2,665.650	16.25	43,317
Qualified X (1.15)	91,910.633	19.43	1,785,824
Qualified X (1.25)	250,024.750	19.17	4,792,974
Qualified XII (0.05)	18,829.019	20.55	386,936
Qualified XII (0.25)	5,132.519	13.13	67,390
Qualified XII (0.35)	7,581.081	13.01	98,630
Qualified XII (0.40)	106,062.124	13.03	1,381,989
Qualified XII (0.45)	850.598	12.90	10,973
Qualified XII (0.50)	136,454.354	13.52	1,844,863
Qualified XII (0.55)	54,312.113	12.79	694,652
Qualified XII (0.60)	130,674.979	12.74	1,664,799
Qualified XII (0.65)	36,134.099	12.68	458,180
Qualified XII (0.70)	165,286.778	12.63	2,087,572
Qualified XII (0.75)	214,135.369	12.57	2,691,682
Qualified XII (0.80)	340,345.279	13.86	4,717,186
Qualified XII (0.85)	491,808.767	12.59	6,191,872
Qualified XII (0.90)	22,157.280	13.38	296,464
Qualified XII (0.95)	286,179.215	12.46	3,565,793
Qualified XII (1.00)	839,607.518	12.39	10,402,737
Qualified XII (1.05)	63,926.520	12.33	788,214
Qualified XII (1.10)	44,742.068	12.26	548,538
Qualified XII (1.15)	105,153.436	12.20	1,282,872
Qualified XII (1.20)	9,745.892	12.13	118,218

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity
Portfolio - Initial Class (continued)
Qualified XII (1.25)	30,367.258	12.07	366,533
Qualified XII (1.30)	769.142	12.00	9,230
Qualified XII (1.35)	6,998.102	11.94	83,557
Qualified XII (1.40)	9,649.298	11.88	114,634
Qualified XII (1.45)	2,145.113	11.81	25,334
Qualified XII (1.50)	1,013.319	11.75	11,906
Qualified XV	14,727.646	19.76	291,018
Qualified XVI	78,042.881	18.71	1,460,182
Qualified XVII	41,846.478	19.17	802,197
Qualified XVIII	16,189.940	19.17	310,361
Qualified XIX	1,625.054	12.63	20,524
Qualified XX	1,317.200	16.62	21,892
Qualified XXI	33,806.872	19.99	675,799
Qualified XXV	7,356.109	19.78	145,504
Qualified XXVI	8,853.528	19.59	173,441
Qualified XXVII	754,937.881	18.47	13,943,703
Qualified XXVIII	129,701.819	18.41	2,387,810
Qualified XXIX	3,383.576	16.62	56,235
Qualified XXX	37,424.422	16.37	612,638
Qualified XXXII	90,207.948	14.31	1,290,876
Qualified XXXVI	68,910.263	13.09	902,035
	8,238,998.118		$ 135,288,425

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	291.545	$ 11.05	$ 3,222
	291.545		$ 3,222

ING UBS U.S. Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	1,176.428	$ 9.70	$ 11,411
Qualified XII (0.40)	500.849	9.76	4,888
Qualified XII (0.70)	263.641	9.74	2,568
Qualified XII (0.80)	42.513	9.73	414
Qualified XII (0.95)	211.461	9.72	2,055
Qualified XII (1.00)	3.660	9.72	36
Qualified XII (1.10)	203.645	9.71	1,977
Qualified XII (1.25)	85.731	9.70	832
	2,487.928		$ 24,181

ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	12,566.406	$ 11.98	$ 150,546
	12,566.406		$ 150,546

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	136,588.008	$13.23 to $14.40	$ 1,936,200
Contracts in accumulation period:
ING Custom Choice 62	2,284.635	13.56	30,980
ING Custom Choice 65	5,086.270	12.38	62,968
ING MAP PLUS NP11	5,955.879	13.40	79,809
ING MAP PLUS NP13	739.332	13.36	9,877
ING MAP PLUS NP15	85,102.815	13.32	1,133,569
ING MAP PLUS NP16	3,629.985	13.30	48,279
ING MAP PLUS NP17	11,128.842	13.28	147,791
ING MAP PLUS NP18	1.932	13.27	26
ING MAP PLUS NP19	1,994.014	13.25	26,421
ING MAP PLUS NP21	2,483.852	13.21	32,812
ING MAP PLUS NP22	534.701	13.19	7,053
ING MAP PLUS NP23	1,198.448	13.17	15,784
ING MAP PLUS NP24	7,830.458	13.15	102,971
ING MAP PLUS NP26	6.069	13.11	80
ING MAP PLUS NP27	740.611	13.09	9,695
ING MAP PLUS NP28	508.196	13.07	6,642
ING MAP PLUS NP31	118.852	13.02	1,547
Qualified V	332.657	14.23	4,734
Qualified VI	2,244,782.203	14.34	32,190,177
Qualified X (1.15)	75,477.745	14.41	1,087,634
Qualified X (1.25)	309,788.235	14.34	4,442,363
Qualified XII (0.30)	75.225	14.99	1,128
Qualified XII (0.35)	191.322	14.96	2,862
Qualified XII (0.50)	152,559.877	14.85	2,265,514
Qualified XII (0.55)	12,798.634	14.82	189,676
Qualified XII (0.60)	59,420.660	14.78	878,237
Qualified XII (0.65)	11,448.961	14.75	168,872
Qualified XII (0.70)	77,053.146	14.71	1,133,452
Qualified XII (0.75)	98,981.393	14.68	1,453,047
Qualified XII (0.80)	317,132.789	14.65	4,645,995
Qualified XII (0.85)	210,807.045	14.61	3,079,891
Qualified XII (0.90)	35,209.656	14.58	513,357
Qualified XII (0.95)	215,373.387	14.54	3,131,529
Qualified XII (1.00)	1,327,633.675	14.51	19,263,965
Qualified XII (1.05)	63,369.117	14.48	917,585
Qualified XII (1.10)	15,118.898	14.44	218,317
Qualified XII (1.15)	24,864.254	14.41	358,294
Qualified XII (1.20)	8,121.132	14.37	116,701
Qualified XII (1.25)	71,554.798	14.34	1,026,096
Qualified XII (1.30)	458.363	14.31	6,559

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock
Portfolio - Service Class (continued)
Qualified XII (1.35)	2,121.552	$ 14.27	$ 30,275
Qualified XII (1.40)	3,181.220	14.24	45,301
Qualified XII (1.45)	1,909.331	14.21	27,132
Qualified XII (1.50)	333.682	14.17	4,728
Qualified XV	5,138.477	14.54	74,713
Qualified XVI	25,346.649	14.17	359,162
Qualified XVII	11,327.713	14.34	162,439
Qualified XVIII	7,686.784	14.51	111,535
Qualified XXI	9,042.904	14.65	132,479
Qualified XXV	6,641.659	14.68	97,500
Qualified XXVI	1,221.848	14.58	17,815
Qualified XXVII	1,075,447.726	16.94	18,218,084
Qualified XXXII	5,024.504	14.10	70,846
Qualified XXXIII (0.40)	9,784.057	14.97	146,467
	6,762,694.177		$ 100,246,965

ING Van Kampen Equity and Income
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,884.238	$ 11.38	$ 21,443
	1,884.238		$ 21,443

ING Van Kampen Equity and Income
Portfolio - Initial Class
Currently payable annuity contracts:	146,606.790	$11.77 to $11.98	$ 1,750,160
Contracts in accumulation period:
ING Custom Choice 62	79.975	11.89	951
ING Custom Choice 65	51,529.171	12.29	633,294
Qualified V	2,817.581	11.86	33,417
Qualified VI	11,899,869.560	11.89	141,489,449
Qualified VIII	14,815.102	11.89	176,152
Qualified X (1.15)	476,388.509	11.91	5,673,787
Qualified X (1.25)	1,328,864.013	11.89	15,800,193
Qualified XII (0.05)	113,897.743	12.63	1,438,528
Qualified XII (0.25)	773,134.008	12.12	9,370,384
Qualified XII (0.30)	132.285	12.11	1,602
Qualified XII (0.35)	39,629.106	12.09	479,116
Qualified XII (0.40)	1,425,457.167	12.48	17,789,705
Qualified XII (0.45)	182.851	12.07	2,207
Qualified XII (0.50)	534,406.104	12.50	6,680,076
Qualified XII (0.55)	175,934.551	12.05	2,120,011
Qualified XII (0.55)	725,802.761	12.05	8,745,923
Qualified XII (0.60)	408,718.376	12.04	4,920,969
Qualified XII (0.65)	372,013.750	12.03	4,475,325
Qualified XII (0.70)	439,900.816	12.02	5,287,608
Qualified XII (0.75)	958,188.313	12.00	11,498,260
Qualified XII (0.80)	1,370,748.633	12.42	17,024,698

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income
Portfolio - Initial Class (continued)
Qualified XII (0.85)	1,124,602.808	$ 11.98	$ 13,472,742
Qualified XII (0.90)	65,225.503	12.40	808,796
Qualified XII (0.95)	879,941.640	11.96	10,524,102
Qualified XII (1.00)	3,855,108.784	11.95	46,068,550
Qualified XII (1.05)	587,280.058	11.94	7,012,124
Qualified XII (1.10)	250,896.246	11.93	2,993,192
Qualified XII (1.15)	236,757.380	12.33	2,919,218
Qualified XII (1.20)	153,266.027	11.90	1,823,866
Qualified XII (1.25)	299,370.816	12.31	3,685,255
Qualified XII (1.30)	12,529.574	12.29	153,988
Qualified XII (1.35)	26,429.878	11.87	313,723
Qualified XII (1.40)	72,543.407	11.86	860,365
Qualified XII (1.45)	14,293.781	11.85	169,381
Qualified XII (1.50)	7,362.783	11.84	87,175
Qualified XV	43,020.431	11.96	514,524
Qualified XVI	278,531.436	11.84	3,297,812
Qualified XVII	7,472.714	11.89	88,851
Qualified XVIII	62,318.976	11.89	740,973
Qualified XXI	126,104.238	11.99	1,511,990
Qualified XXV	165,288.094	12.00	1,983,457
Qualified XXVI	43,012.533	11.97	514,860
Qualified XXVII	1,816,695.997	11.97	21,745,851
Qualified XXXII	35,175.378	11.89	418,235
Qualified XXXIII (0.65)	12,528.251	12.03	150,715
Qualified XXXVI	110,104.362	12.05	1,326,758
	31,544,978.260		$ 378,578,318

ING Van Kampen Equity and Income
Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.071	$ 38.19	$ 3
Qualified X (1.25)	1,075.939	12.33	13,266
Qualified XII (0.60)	7.053	39.49	279
Qualified XII (1.00)	1,974.634	38.69	76,399
	3,057.697		$ 89,947

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative
Portfolio - Class I
Currently payable annuity contracts:	63,701.150	$11.45 to $18.66	$ 803,830
Contracts in accumulation period:
ING Custom Choice 65	9,480.345	11.41	108,171
ING MAP PLUS NP5	1,602.849	11.84	18,978
ING MAP PLUS NP7	1,371.044	11.80	16,178
ING MAP PLUS NP10	2,805.146	11.75	32,960
ING MAP PLUS NP11	1,062.199	11.73	12,460
ING MAP PLUS NP12	16,506.637	11.72	193,458
ING MAP PLUS NP14	3,880.303	11.68	45,322
ING MAP PLUS NP15	130,557.726	11.67	1,523,609
ING MAP PLUS NP17	43.055	11.63	501
ING MAP PLUS NP18	5,185.584	11.61	60,205
ING MAP PLUS NP19	3,154.637	11.60	36,594
ING MAP PLUS NP20	16,615.292	11.58	192,405
ING MAP PLUS NP21	22,353.302	11.56	258,404
ING MAP PLUS NP22	1,240.731	11.55	14,330
ING MAP PLUS NP23	123.154	11.53	1,420
ING MAP PLUS NP24	1,334.323	11.51	15,358
ING MAP PLUS NP26	3,394.960	11.48	38,974
ING MAP PLUS NP28	1,693.654	11.45	19,392
ING MAP PLUS NP29	85.891	11.43	982
ING MAP PLUS NP30	2,336.729	11.41	26,662
Qualified V	97.314	18.33	1,784
Qualified VI	636,203.103	18.66	11,871,550
Qualified X (1.15)	52,255.043	18.96	990,756
Qualified X (1.25)	73,884.813	18.74	1,384,601
Qualified XII (0.00)	12.532	14.62	183
Qualified XII (0.05)	11,237.202	20.00	224,744
Qualified XII (0.25)	103.729	14.31	1,484
Qualified XII (0.35)	734.016	14.19	10,416
Qualified XII (0.40)	113,363.824	18.38	2,083,627
Qualified XII (0.45)	20.575	14.06	289
Qualified XII (0.50)	13,310.161	14.31	190,468
Qualified XII (0.55)	18,283.733	13.94	254,875
Qualified XII (0.60)	42,681.626	13.88	592,421
Qualified XII (0.65)	1,901.405	13.82	26,277
Qualified XII (0.70)	63,260.671	13.76	870,467
Qualified XII (0.75)	52,965.186	13.71	726,153
Qualified XII (0.80)	91,758.132	14.15	1,298,378
Qualified XII (0.85)	38,641.193	17.77	686,654
Qualified XII (0.90)	3,859.110	13.94	53,796
Qualified XII (0.95)	72,182.342	17.58	1,268,966

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative
Portfolio - Class I (continued)
Qualified XII (1.00)	316,488.780	$ 17.48	$ 5,532,224
Qualified XII (1.05)	40,537.876	17.39	704,954
Qualified XII (1.10)	47,213.138	17.30	816,787
Qualified XII (1.15)	42,794.223	17.21	736,489
Qualified XII (1.20)	6,302.834	17.12	107,905
Qualified XII (1.25)	13,450.414	17.03	229,061
Qualified XII (1.30)	4,061.920	16.94	68,809
Qualified XII (1.35)	63.928	16.85	1,077
Qualified XII (1.40)	7,952.739	16.76	133,288
Qualified XII (1.45)	917.312	16.67	15,292
Qualified XII (1.50)	248.995	16.58	4,128
Qualified XV	786.530	19.23	15,125
Qualified XVI	17,521.766	18.21	319,071
Qualified XVII	12,396.304	19.30	239,249
Qualified XVIII	32,993.510	19.38	639,414
Qualified XXI	4,794.604	19.45	93,255
Qualified XXV	6,555.385	19.44	127,437
Qualified XXVI	1,084.561	19.25	20,878
Qualified XXVII	97,184.222	18.96	1,842,613
Qualified XXVIII	91,489.524	18.90	1,729,152
Qualified XXXII	6,496.775	11.91	77,377
Qualified XXXIII (0.65)	2,573.615	12.76	32,839
Qualified XXXVI	6,007.208	12.84	77,133
	2,335,200.584		$ 39,521,639

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	34,303.790	$11.07 to $14.31	$ 457,511
Contracts in accumulation period:
ING Custom Choice 65	25,405.580	12.44	316,045
ING MAP PLUS NP5	6,443.870	13.06	84,157
ING MAP PLUS NP7	553.457	13.03	7,212
ING MAP PLUS NP10	2,126.625	12.97	27,582
ING MAP PLUS NP11	27,295.776	12.95	353,480
ING MAP PLUS NP12	19,123.035	12.93	247,261
ING MAP PLUS NP13	3,746.308	12.91	48,365
ING MAP PLUS NP14	1,961.871	12.89	25,289
ING MAP PLUS NP15	15,013.627	12.88	193,376
ING MAP PLUS NP17	242.455	12.84	3,113
ING MAP PLUS NP18	201.051	12.82	2,577
ING MAP PLUS NP19	3,942.419	12.80	50,463
ING MAP PLUS NP20	32,721.406	12.78	418,180
ING MAP PLUS NP21	35,524.415	12.76	453,292

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Growth
Portfolio - Class I (continued)
ING MAP PLUS NP22	2,306.641	12.75	29,410
ING MAP PLUS NP23	948.706	12.73	12,077
ING MAP PLUS NP26	3,894.470	12.67	49,343
ING MAP PLUS NP28	5,631.639	12.64	71,184
ING MAP PLUS NP29	29.113	12.62	367
ING MAP PLUS NP30	1,408.365	12.60	17,745
Qualified V	235.971	20.48	4,833
Qualified VI	1,757,978.867	20.86	36,671,439
Qualified VIII	8.582	20.84	179
Qualified X (1.15)	75,152.543	21.70	1,630,810
Qualified X (1.25)	166,555.181	21.45	3,572,609
Qualified XII (0.00)	0.877	13.85	12
Qualified XII (0.05)	7,998.067	22.35	178,757
Qualified XII (0.25)	1,440.266	13.55	19,516
Qualified XII (0.35)	8,061.404	13.44	108,345
Qualified XII (0.40)	136,574.671	19.79	2,702,813
Qualified XII (0.50)	38,454.312	13.73	527,978
Qualified XII (0.55)	58,054.233	13.21	766,896
Qualified XII (0.60)	49,500.729	13.15	650,935
Qualified XII (0.65)	7,638.429	13.10	100,063
Qualified XII (0.70)	181,503.643	13.04	2,366,808
Qualified XII (0.75)	190,980.989	12.98	2,478,933
Qualified XII (0.80)	191,012.443	13.75	2,626,421
Qualified XII (0.85)	115,492.382	19.13	2,209,369
Qualified XII (0.90)	24,534.695	13.44	329,746
Qualified XII (0.95)	114,464.740	18.93	2,166,818
Qualified XII (1.00)	596,799.537	18.83	11,237,735
Qualified XII (1.05)	163,468.247	18.73	3,061,760
Qualified XII (1.10)	72,441.440	18.63	1,349,584
Qualified XII (1.15)	88,680.193	18.53	1,643,244
Qualified XII (1.20)	21,194.227	18.43	390,610
Qualified XII (1.25)	38,767.286	18.33	710,604
Qualified XII (1.30)	9,355.861	18.24	170,651
Qualified XII (1.35)	186.819	18.14	3,389
Qualified XII (1.40)	11,759.899	18.04	212,149
Qualified XII (1.45)	513.897	17.95	9,224
Qualified XII (1.50)	2,872.387	17.85	51,272
Qualified XV	4,908.394	21.49	105,481
Qualified XVI	33,504.153	20.35	681,810
Qualified XVIII	5,087.015	22.18	112,830
Qualified XXI	11,975.285	21.74	260,343
Qualified XXII	1,446.195	22.10	31,961
Qualified XXV	7,253.322	21.72	157,542
Qualified XXVI	319.774	21.51	6,878

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Growth
Portfolio - Class I (continued)
Qualified XXVII	136,097.245	$ 21.18	$ 2,882,540
Qualified XXVIII	149,556.178	21.12	3,158,626
Qualified XXXII	6,724.487	13.37	89,906
Qualified XXXIII (0.65)	515.920	13.67	7,053
Qualified XXXVI	20,364.390	13.75	280,010
	4,732,259.794		$ 88,596,511

ING VP Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	75,472.849	$11.34 to $13.90	$ 968,791
Contracts in accumulation period:
ING Custom Choice 65	15,611.647	11.94	186,403
ING MAP PLUS NP5	3,676.170	12.47	45,842
ING MAP PLUS NP7	37.780	12.43	470
ING MAP PLUS NP10	959.821	12.38	11,883
ING MAP PLUS NP11	9,582.998	12.36	118,446
ING MAP PLUS NP12	22,537.241	12.34	278,110
ING MAP PLUS NP13	4,630.539	12.32	57,048
ING MAP PLUS NP14	12,744.275	12.31	156,882
ING MAP PLUS NP15	57,009.524	12.29	700,647
ING MAP PLUS NP17	603.167	12.25	7,389
ING MAP PLUS NP18	26,738.758	12.23	327,015
ING MAP PLUS NP19	301.633	12.22	3,686
ING MAP PLUS NP20	26,620.772	12.20	324,773
ING MAP PLUS NP21	18,041.699	12.18	219,748
ING MAP PLUS NP22	3,947.479	12.16	48,001
ING MAP PLUS NP23	1,518.030	12.15	18,444
ING MAP PLUS NP26	29,895.080	12.09	361,432
ING MAP PLUS NP28	6,388.105	12.06	77,041
ING MAP PLUS NP29	20.808	12.04	251
ING MAP PLUS NP30	3,011.177	12.02	36,194
Qualified V	357.357	19.18	6,854
Qualified VI	1,391,337.693	19.53	27,172,825
Qualified X (1.15)	46,989.308	20.22	950,124
Qualified X (1.25)	145,254.571	19.99	2,903,639
Qualified XII (0.00)	71.075	14.03	997
Qualified XII (0.05)	15,919.850	20.93	333,202
Qualified XII (0.25)	747.689	13.73	10,266
Qualified XII (0.35)	3,904.937	13.61	53,146
Qualified XII (0.40)	340,525.442	18.84	6,415,499
Qualified XII (0.45)	33.551	13.49	453
Qualified XII (0.50)	94,487.320	13.83	1,306,760
Qualified XII (0.55)	41,633.453	13.38	557,056
Qualified XII (0.60)	69,643.102	13.32	927,646
Qualified XII (0.65)	3,365.299	13.26	44,624
Qualified XII (0.70)	169,716.614	13.21	2,241,956

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Moderate
Portfolio - Class I (continued)
Qualified XII (0.75)	188,885.754	$ 13.15	$ 2,483,848
Qualified XII (0.80)	205,513.861	13.81	2,838,146
Qualified XII (0.85)	75,524.257	18.21	1,375,297
Qualified XII (0.90)	11,345.467	13.52	153,391
Qualified XII (0.95)	139,533.606	18.02	2,514,396
Qualified XII (1.00)	534,641.272	17.92	9,580,772
Qualified XII (1.05)	352,445.446	17.83	6,284,102
Qualified XII (1.10)	67,304.623	17.73	1,193,311
Qualified XII (1.15)	95,782.842	17.64	1,689,609
Qualified XII (1.20)	18,293.563	17.54	320,869
Qualified XII (1.25)	39,860.600	17.45	695,567
Qualified XII (1.30)	11,053.098	17.36	191,882
Qualified XII (1.35)	1,035.442	17.27	17,882
Qualified XII (1.40)	24,061.220	17.17	413,131
Qualified XII (1.45)	983.656	17.08	16,801
Qualified XII (1.50)	3,433.815	16.99	58,341
Qualified XV	3,356.068	20.13	67,558
Qualified XVI	29,784.278	19.06	567,688
Qualified XVIII	15,275.095	20.67	315,736
Qualified XXI	6,465.686	20.36	131,641
Qualified XXII	509.130	20.69	10,534
Qualified XXV	2,698.690	20.34	54,891
Qualified XXVI	309.627	20.15	6,239
Qualified XXVII	129,551.761	19.84	2,570,307
Qualified XXVIII	112,329.618	19.78	2,221,880
Qualified XXXII	3,127.985	12.66	39,600
Qualified XXXIII (0.65)	528.832	13.23	6,996
Qualified XXXVI	8,875.384	13.31	118,131
	4,725,847.489		$ 82,812,089

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,654,381.262	$12.65 to $325.50	$ 153,704,252
Contracts in accumulation period:
ING Custom Choice 62	2,407.291	13.21	31,800
ING Custom Choice 65	332,591.332	12.72	4,230,562
Qualified I	35,616.029	317.14	11,295,267
Qualified V	830.305	24.15	20,052
Qualified VI	34,440,079.050	24.52	844,470,738
Qualified VII	2,999,205.537	23.23	69,671,545
Qualified VIII	39,238.335	22.75	892,672
Qualified IX	6,422.819	23.72	152,349
Qualified X (1.15)	1,034,648.087	24.84	25,700,658
Qualified X (1.25)	5,131,357.707	24.52	125,820,891
Qualified XII (0.05)	171,207.929	26.27	4,497,632
Qualified XII (0.25)	75,267.551	10.76	809,879
Qualified XII (0.35)	152,431.424	10.67	1,626,443
Qualified XII (0.40)	232,597.929	17.51	4,072,790
Qualified XII (0.45)	3,604.807	10.57	38,103
Qualified XII (0.50)	1,720,871.648	11.06	19,032,840
Qualified XII (0.55)	668,812.573	10.48	7,009,156
Qualified XII (0.60)	1,860,530.970	10.44	19,423,943
Qualified XII (0.65)	148,346.258	10.39	1,541,318
Qualified XII (0.70)	1,310,593.063	10.35	13,564,638
Qualified XII (0.75)	2,472,116.819	10.30	25,462,803
Qualified XII (0.80)	4,061,970.944	11.25	45,697,173
Qualified XII (0.85)	3,838,456.216	16.93	64,985,064
Qualified XII (0.90)	338,057.804	10.86	3,671,308
Qualified XII (0.95)	1,400,434.451	16.75	23,457,277
Qualified XII (1.00)	7,001,728.107	16.66	116,648,790
Qualified XII (1.05)	519,176.293	16.57	8,602,751
Qualified XII (1.10)	325,909.065	16.48	5,370,981
Qualified XII (1.15)	895,372.414	16.40	14,684,108
Qualified XII (1.20)	63,530.462	16.31	1,036,182
Qualified XII (1.25)	120,422.183	16.22	1,953,248
Qualified XII (1.30)	3,227.621	16.14	52,094
Qualified XII (1.35)	861.399	16.05	13,825
Qualified XII (1.40)	47,214.456	15.97	754,015
Qualified XII (1.45)	600.214	15.88	9,531
Qualified XII (1.50)	8,084.828	15.80	127,740
Qualified XV	282,822.727	25.27	7,146,930
Qualified XVI	629,335.834	23.93	15,060,007
Qualified XVII	1,838,625.238	25.11	46,167,880
Qualified XVIII	2,113,961.550	25.11	53,081,575

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I (continued)
Qualified XIX	13,075.338	$ 324.81	$ 4,247,001
Qualified XX	43,234.043	245.94	10,632,981
Qualified XXI	212,795.532	25.56	5,439,054
Qualified XXII	782.940	25.98	20,341
Qualified XXV	93,221.499	25.53	2,379,945
Qualified XXVI	62,501.052	25.29	1,580,652
Qualified XXVII	618,830.730	243.92	150,945,192
Qualified XXVIII	9,645.382	243.15	2,345,275
Qualified XXIX	1,683.188	240.13	404,184
Qualified XXX	33,995.677	236.51	8,040,318
Qualified XXXII	582,194.564	13.48	7,847,983
Qualified XXXVI	405,586.532	11.92	4,834,591
	80,060,497.008		$ 1,940,308,327

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Qualified XXVII	88,766.236	$ 11.21	$ 995,070
	88,766.236		$ 995,070

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Qualified VI	99,429.380	$ 10.71	$ 1,064,889
Qualified XII (0.80)	52,875.052	10.86	574,223
Qualified XII (0.95)	0.569	10.81	6
Qualified XII (1.00)	331,745.861	10.79	3,579,538
Qualified XII (1.10)	3,209.218	10.75	34,499
Qualified XVII	15,326.003	10.71	164,141
Qualified XXVII	49,214.985	10.79	531,030
Qualified XXVIII	152,649.420	10.86	1,657,773
	704,450.488		$ 7,606,099

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Qualified VI	764,104.947	$ 10.38	$ 7,931,409
Qualified X (1.15)	152,063.184	10.31	1,567,771
Qualified X (1.25)	335,113.421	10.36	3,471,775
Qualified XII (0.80)	256,691.511	10.51	2,697,828
Qualified XII (0.85)	25,931.715	10.49	272,024
Qualified XII (0.95)	7,176.554	10.46	75,067
Qualified XII (1.00)	351,132.245	10.44	3,665,821
Qualified XII (1.10)	5,457.886	10.41	56,817
Qualified XII (1.15)	75,021.959	10.39	779,478
Qualified XVI	638.045	10.30	6,572
Qualified XVIII	44,292.267	10.32	457,096
Qualified XXVII	610,185.211	10.46	6,382,537
Qualified XXVIII	25,106.795	10.52	264,123
Qualified XXXII	25,129.766	10.31	259,088
	2,678,045.506		$ 27,887,406

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.15)	7,114.285	$ 11.55	$ 82,170
Qualified X (1.25)	33,373.288	11.55	385,461
Qualified XXXII	18,831.804	11.55	217,507
	59,319.377		$ 685,138

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)	129,908.932	$ 11.04	$ 1,434,195
Qualified X (1.25)	161,311.047	11.04	1,780,874
Qualified XVIII	36,871.169	11.05	407,426
Qualified XXXII	27,929.940	11.04	308,347
	356,021.088		$ 3,930,842

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	60,355.727	$ 10.90	$ 657,877
Qualified X (1.25)	64,693.084	10.90	705,155
Qualified XVIII	48,321.915	10.91	527,192
Qualified XXVII	102,658.367	11.01	1,130,269
Qualified XXVIII	43,666.426	11.05	482,514
Qualified XXXII	4,824.586	10.90	52,588
	324,520.105		$ 3,555,595

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	42,568.132	$ 10.99	$ 467,824
Qualified X (1.25)	68,002.849	10.98	746,671
Qualified XVIII	25,851.720	10.99	284,110
Qualified XXXII	764.398	10.98	8,393
	137,187.099		$ 1,506,998

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	3,405.527	$ 10.79	$ 36,746
Qualified X (1.25)	11,216.478	10.79	121,026
Qualified XVIII	781.930	10.80	8,445
Qualified XXXII	150.875	10.79	1,628
	15,554.810		$ 167,845

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.25)	7,036.925	$ 10.76	$ 75,717
	7,036.925		$ 75,717

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	141.322	$ 10.62	$ 1,501
Qualified X (1.25)	4,278.845	10.62	45,441
	4,420.167		$ 46,942

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	5,338.093	$ 13.50	$ 72,064
ING MAP PLUS NP6	428.455	11.37	4,872
ING MAP PLUS NP13	1,682.537	11.26	18,945
ING MAP PLUS NP14	952.948	11.24	10,711
ING MAP PLUS NP15	2,565.815	11.23	28,814
ING MAP PLUS NP19	41.918	11.16	468
ING MAP PLUS NP21	1,613.524	11.13	17,959
ING MAP PLUS NP22	83.775	11.11	931
ING MAP PLUS NP26	403.401	11.05	4,458
ING MAP PLUS NP28	403.913	11.02	4,451
ING MAP PLUS NP30	133.611	10.99	1,468
Qualified V	2,125.261	4.17	8,862
Qualified VI	3,308,839.615	4.21	13,930,215
Qualified VIII	1,744.466	4.21	7,344
Qualified X (1.15)	57,633.540	4.24	244,366
Qualified X (1.25)	198,802.439	4.21	836,958
Qualified XII (0.05)	102,088.632	4.46	455,315
Qualified XII (0.50)	171,422.474	4.43	759,402
Qualified XII (0.55)	145,211.524	4.41	640,383
Qualified XII (0.60)	131,548.839	4.40	578,815
Qualified XII (0.65)	57,695.614	4.38	252,707
Qualified XII (0.70)	253,575.263	4.37	1,108,124
Qualified XII (0.75)	182,138.749	4.35	792,304
Qualified XII (0.80)	837,706.210	4.34	3,635,645
Qualified XII (0.85)	356,502.406	4.33	1,543,655

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Science and Technology
Portfolio - Class I (continued)
Qualified XII (0.90)	28,216.522	$ 4.31	$ 121,613
Qualified XII (0.95)	327,408.435	4.30	1,407,856
Qualified XII (1.00)	1,025,967.208	4.28	4,391,140
Qualified XII (1.05)	95,516.150	4.27	407,854
Qualified XII (1.10)	43,128.031	4.25	183,294
Qualified XII (1.15)	39,142.323	4.24	165,963
Qualified XII (1.20)	31,230.501	4.23	132,105
Qualified XII (1.25)	63,626.691	4.21	267,868
Qualified XII (1.30)	2,696.940	4.20	11,327
Qualified XII (1.35)	17,621.993	4.18	73,660
Qualified XII (1.40)	17,078.173	4.17	71,216
Qualified XII (1.45)	2,056.234	4.15	8,533
Qualified XV	18,223.263	4.30	78,360
Qualified XVI	62,466.027	4.14	258,609
Qualified XVII	5,138.645	4.28	21,993
Qualified XVIII	7,537.923	4.28	32,262
Qualified XXI	174,065.795	4.34	755,446
Qualified XXV	29,731.847	4.39	130,523
Qualified XXVI	16,968.225	4.35	73,812
Qualified XXVII	914,445.833	4.19	3,831,528
Qualified XXXII	1,524.686	11.69	17,824
Qualified XXXVI	18,424.676	10.55	194,380
	8,762,899.143		$ 37,596,402

ING VP Growth Portfolio - Class I
Currently payable annuity contracts:	34,318.852	$5.88 to $15.66	$ 274,423
Contracts in accumulation period:
ING Custom Choice 65	14,155.118	11.91	168,587
Qualified VI	1,719,952.037	15.66	26,934,449
Qualified VIII	413.492	15.65	6,471
Qualified X (1.15)	49,338.044	15.82	780,528
Qualified X (1.25)	201,088.744	15.66	3,149,050
Qualified XII (0.05)	11,751.118	16.77	197,066
Qualified XII (0.25)	55,349.996	10.88	602,208
Qualified XII (0.35)	10,257.468	10.79	110,678
Qualified XII (0.40)	398,447.862	16.86	6,717,831
Qualified XII (0.45)	77.848	10.69	832
Qualified XII (0.50)	47,257.802	11.51	543,937
Qualified XII (0.55)	47,597.057	10.60	504,529
Qualified XII (0.60)	98,724.952	10.56	1,042,535
Qualified XII (0.65)	6,795.475	10.51	71,420
Qualified XII (0.70)	153,980.472	10.46	1,610,636

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class I (continued)
Qualified XII (0.75)	177,702.256	$ 10.42	$ 1,851,658
Qualified XII (0.80)	225,635.723	11.81	2,664,758
Qualified XII (0.85)	121,661.649	16.28	1,980,652
Qualified XII (0.90)	18,563.510	11.40	211,624
Qualified XII (0.95)	108,160.063	16.13	1,744,622
Qualified XII (1.00)	626,000.576	16.05	10,047,309
Qualified XII (1.05)	44,795.622	15.97	715,386
Qualified XII (1.10)	37,483.734	15.89	595,617
Qualified XII (1.15)	35,322.186	15.82	558,797
Qualified XII (1.20)	8,251.899	15.74	129,885
Qualified XII (1.25)	29,334.173	15.66	459,373
Qualified XII (1.30)	1,265.922	15.59	19,736
Qualified XII (1.35)	1,102.128	15.51	17,094
Qualified XII (1.40)	9,698.695	15.44	149,748
Qualified XII (1.45)	2,545.820	15.36	39,104
Qualified XII (1.50)	787.177	15.29	12,036
Qualified XV	8,632.565	16.13	139,243
Qualified XVI	46,140.519	15.29	705,489
Qualified XVII	5,053.368	15.66	79,136
Qualified XVIII	27,319.257	16.20	442,572
Qualified XXI	28,119.169	16.31	458,624
Qualified XXV	10,771.849	16.31	175,689
Qualified XXVI	11,842.015	16.16	191,367
Qualified XXVII	224,524.585	5.91	1,326,940
Qualified XXXII	6,557.334	11.97	78,491
Qualified XXXVI	31,573.529	10.47	330,575
	4,698,351.660		$ 67,840,705

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	378,449.912	$9.36 to $21.84	$ 5,227,532
Contracts in accumulation period:
ING Custom Choice 62	7,394.000	13.15	97,231
ING Custom Choice 65	88,681.984	12.60	1,117,393
ING MAP PLUS NP5	7,718.764	12.89	99,495
ING MAP PLUS NP6	2,782.763	12.87	35,814
ING MAP PLUS NP7	2,444.481	12.86	31,436
ING MAP PLUS NP9	7,766.627	12.82	99,568
ING MAP PLUS NP10	11,170.016	12.80	142,976
ING MAP PLUS NP11	2,490.466	12.78	31,828
ING MAP PLUS NP13	9,357.167	12.74	119,210
ING MAP PLUS NP14	17,467.497	12.73	222,361
ING MAP PLUS NP15	12,614.859	12.71	160,335
ING MAP PLUS NP16	1,413.502	12.69	17,937
ING MAP PLUS NP17	4,709.556	12.67	59,670
ING MAP PLUS NP18	5,307.014	12.65	67,134
ING MAP PLUS NP20	27,897.310	12.62	352,064
ING MAP PLUS NP21	9,138.968	12.60	115,151
ING MAP PLUS NP23	4,005.103	12.56	50,304
ING MAP PLUS NP24	310.734	12.54	3,897
ING MAP PLUS NP26	1,752.661	12.51	21,926
ING MAP PLUS NP27	563.027	12.49	7,032
ING MAP PLUS NP28	10,853.128	12.47	135,339
ING MAP PLUS NP29	17.687	12.45	220
ING MAP PLUS NP30	347.790	12.43	4,323
ING MAP PLUS NP32	183.685	12.40	2,278
Qualified V	73.470	21.48	1,578
Qualified VI	9,473,650.825	21.84	206,904,534
Qualified VIII	3,887.137	21.82	84,817
Qualified X (1.15)	278,461.435	22.06	6,142,859
Qualified X (1.25)	887,824.289	21.84	19,390,082
Qualified XII (0.05)	230,630.013	23.40	5,396,742
Qualified XII (0.25)	246,213.864	14.26	3,511,010
Qualified XII (0.35)	46,236.236	14.14	653,780
Qualified XII (0.40)	518,308.445	23.55	12,206,164
Qualified XII (0.45)	730.287	14.02	10,239
Qualified XII (0.50)	342,527.868	14.85	5,086,539
Qualified XII (0.55)	356,780.897	13.90	4,959,254
Qualified XII (0.60)	380,672.258	13.84	5,268,504
Qualified XII (0.65)	112,469.038	13.78	1,549,823
Qualified XII (0.70)	580,790.386	13.72	7,968,444
Qualified XII (0.75)	837,325.649	13.66	11,437,868
Qualified XII (0.80)	1,941,934.812	15.18	29,478,570

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class I (continued)
Qualified XII (0.85)	790,125.331	$ 22.75	$ 17,975,351
Qualified XII (0.90)	135,541.124	14.60	1,978,900
Qualified XII (0.95)	597,206.435	22.52	13,449,089
Qualified XII (1.00)	3,772,711.547	22.41	84,546,466
Qualified XII (1.05)	254,587.252	22.29	5,674,750
Qualified XII (1.10)	138,038.489	22.18	3,061,694
Qualified XII (1.15)	312,929.750	22.06	6,903,230
Qualified XII (1.20)	70,760.651	21.95	1,553,196
Qualified XII (1.25)	145,258.652	21.84	3,172,449
Qualified XII (1.30)	8,143.631	21.72	176,880
Qualified XII (1.35)	3,078.073	21.61	66,517
Qualified XII (1.40)	34,684.918	21.50	745,726
Qualified XII (1.45)	5,695.347	21.39	121,823
Qualified XII (1.50)	4,509.837	21.28	95,969
Qualified XV	40,434.648	22.50	909,780
Qualified XVI	147,958.606	21.31	3,152,998
Qualified XVII	50,558.546	22.05	1,114,816
Qualified XVIII	52,004.689	22.58	1,174,266
Qualified XXI	136,755.645	22.76	3,112,558
Qualified XXV	27,690.940	22.74	629,692
Qualified XXVI	23,164.257	22.53	521,891
Qualified XXVII	2,024,732.884	22.18	44,908,575
Qualified XXVIII	606,506.501	22.11	13,409,859
Qualified XXXII	51,799.436	13.36	692,040
Qualified XXXIII (0.65)	7,330.585	12.71	93,172
Qualified XXXVI	153,886.494	12.79	1,968,208
	26,449,449.878		$ 539,483,156

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	606.875	$ 11.63	$ 7,058
	606.875		$ 7,058

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	103,886.205	$ 13.87	$ 1,440,902
Contracts in accumulation period:
ING Custom Choice 62	6,753.913	13.88	93,744
ING Custom Choice 65	65,711.292	12.68	833,219
ING MAP PLUS NP5	6,879.769	13.64	93,840
ING MAP PLUS NP6	2,102.761	13.62	28,640
ING MAP PLUS NP7	882.595	13.60	12,003
ING MAP PLUS NP8	15,677.063	13.58	212,895
ING MAP PLUS NP9	84.055	13.56	1,140
ING MAP PLUS NP10	1,630.066	13.54	22,071
ING MAP PLUS NP11	659.044	13.52	8,910
ING MAP PLUS NP12	11,909.153	13.50	160,774
ING MAP PLUS NP14	3,033.205	13.46	40,827
ING MAP PLUS NP15	4,334.929	13.44	58,261
ING MAP PLUS NP16	459.250	13.42	6,163
ING MAP PLUS NP17	2,580.789	13.40	34,583
ING MAP PLUS NP18	3,078.912	13.38	41,196
ING MAP PLUS NP21	1,285.328	13.33	17,133
ING MAP PLUS NP22	19.908	13.31	265
ING MAP PLUS NP23	884.496	13.29	11,755
ING MAP PLUS NP24	3,846.425	13.27	51,042
ING MAP PLUS NP26	1,682.824	13.23	22,264
ING MAP PLUS NP28	3,238.140	13.19	42,711
ING MAP PLUS NP29	6,554.904	13.17	86,328
ING MAP PLUS NP30	2,417.657	13.15	31,792
ING MAP PLUS NP32	1,309.780	13.11	17,171
Qualified V	1,456.151	21.99	32,021
Qualified VI	5,155,750.263	22.30	114,973,231
Qualified VIII	1,674.739	22.28	37,313
Qualified X (1.15)	126,099.167	22.49	2,835,970
Qualified X (1.25)	419,126.696	22.30	9,346,525
Qualified XII (0.05)	190,581.714	23.79	4,533,939
Qualified XII (0.15)	19,631.843	25.09	492,563
Qualified XII (0.25)	179,476.567	24.88	4,465,377
Qualified XII (0.35)	36,706.700	24.66	905,187
Qualified XII (0.40)	247,354.229	23.93	5,919,187
Qualified XII (0.50)	432,042.956	23.80	10,282,622
Qualified XII (0.55)	167,492.509	24.24	4,060,018
Qualified XII (0.60)	136,774.504	24.14	3,301,737
Qualified XII (0.65)	136,329.493	24.03	3,275,998
Qualified XII (0.70)	270,615.180	23.93	6,475,821
Qualified XII (0.75)	327,731.893	23.83	7,809,851

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.80)	1,786,510.885	$ 23.18	$ 41,411,322
Qualified XII (0.85)	509,522.790	23.08	11,759,786
Qualified XII (0.90)	67,608.710	22.98	1,553,648
Qualified XII (0.95)	1,799,490.764	22.88	41,172,349
Qualified XII (1.00)	2,003,739.432	22.78	45,645,184
Qualified XII (1.05)	229,461.419	22.69	5,206,480
Qualified XII (1.10)	103,878.421	22.59	2,346,614
Qualified XII (1.15)	180,400.760	22.49	4,057,213
Qualified XII (1.20)	55,277.403	22.39	1,237,661
Qualified XII (1.25)	149,157.791	22.30	3,326,219
Qualified XII (1.30)	4,107.359	22.20	91,183
Qualified XII (1.35)	10,235.322	22.10	226,201
Qualified XII (1.40)	33,680.064	22.01	741,298
Qualified XII (1.45)	8,063.915	21.91	176,680
Qualified XII (1.50)	5,352.767	21.82	116,797
Qualified XV	18,171.133	22.88	415,756
Qualified XVI	98,978.752	21.82	2,159,716
Qualified XVII	12,981.960	22.30	289,498
Qualified XVIII	22,950.132	22.30	511,788
Qualified XXI	62,234.035	23.15	1,440,718
Qualified XXV	39,559.963	23.22	918,582
Qualified XXVI	35,739.229	23.00	822,002
Qualified XXVII	1,947,853.569	23.58	45,930,387
Qualified XXVIII	1,110,554.572	23.50	26,098,032
Qualified XXXII	13,482.803	13.90	187,411
Qualified XXXIII (0.65)	6,135.805	16.35	100,320
Qualified XXXVI	102,803.884	16.45	1,691,124
	18,517,680.706		$ 421,750,958

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	3,850.631	$ 11.19	$ 43,089
	3,850.631		$ 43,089

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	88,932.674	$ 14.74	$ 1,310,868
Contracts in accumulation period:
ING Custom Choice 62	6,011.931	14.59	87,714
ING Custom Choice 65	43,181.771	13.03	562,658
ING MAP PLUS NP5	2,021.016	14.30	28,901
ING MAP PLUS NP6	5,444.688	14.28	77,750
ING MAP PLUS NP8	3,311.837	14.24	47,161
ING MAP PLUS NP9	3,375.340	14.22	47,997
ING MAP PLUS NP10	4,305.945	14.20	61,144
ING MAP PLUS NP11	490.090	14.18	6,949
ING MAP PLUS NP12	11,485.158	14.16	162,630
ING MAP PLUS NP14	893.043	14.12	12,610
ING MAP PLUS NP15	27,055.333	14.10	381,480
ING MAP PLUS NP16	185.994	14.08	2,619
ING MAP PLUS NP17	5,890.649	14.06	82,823
ING MAP PLUS NP18	3,011.226	14.04	42,278
ING MAP PLUS NP19	5,381.166	14.02	75,444
ING MAP PLUS NP21	3,791.790	13.98	53,009
ING MAP PLUS NP22	44.528	13.95	621
ING MAP PLUS NP24	2,204.452	13.91	30,664
ING MAP PLUS NP26	242.420	13.87	3,362
ING MAP PLUS NP28	773.734	13.83	10,701
ING MAP PLUS NP30	728.054	13.79	10,040
ING MAP PLUS NP32	1,555.526	13.75	21,388
Qualified V	907.935	17.32	15,725
Qualified VI	2,836,623.898	17.56	49,811,116
Qualified VIII	760.790	17.55	13,352
Qualified X (1.15)	71,415.276	17.71	1,264,765
Qualified X (1.25)	272,258.724	17.56	4,780,863
Qualified XII (0.05)	152,177.709	18.74	2,851,810
Qualified XII (0.15)	1,054.050	20.09	21,176
Qualified XII (0.25)	116,439.299	19.92	2,319,471
Qualified XII (0.30)	103.788	19.83	2,058
Qualified XII (0.35)	22,671.422	19.75	447,761
Qualified XII (0.40)	1,593.540	18.85	30,038
Qualified XII (0.50)	387,809.596	18.74	7,267,552
Qualified XII (0.55)	71,347.414	19.41	1,384,853
Qualified XII (0.60)	98,943.622	19.33	1,912,580
Qualified XII (0.65)	71,032.576	19.24	1,366,667
Qualified XII (0.70)	181,029.899	19.16	3,468,533
Qualified XII (0.75)	235,604.111	19.08	4,495,326
Qualified XII (0.80)	1,173,654.627	18.26	21,430,933

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I (continued)
Qualified XII (0.85)	286,765.658	18.18	5,213,400
Qualified XII (0.90)	54,260.425	18.10	982,114
Qualified XII (0.95)	241,472.137	18.02	4,351,328
Qualified XII (1.00)	1,223,100.418	17.95	21,954,653
Qualified XII (1.05)	79,275.724	17.87	1,416,657
Qualified XII (1.10)	48,711.752	17.79	866,582
Qualified XII (1.15)	127,954.756	17.71	2,266,079
Qualified XII (1.20)	24,854.916	17.64	438,441
Qualified XII (1.25)	98,473.085	17.56	1,729,187
Qualified XII (1.30)	843.433	17.49	14,752
Qualified XII (1.35)	1,403.990	17.41	24,443
Qualified XII (1.40)	18,739.783	17.33	324,760
Qualified XII (1.45)	1,856.758	17.26	32,048
Qualified XII (1.50)	979.699	17.18	16,831
Qualified XV	21,117.254	18.02	380,533
Qualified XVI	62,443.101	17.18	1,072,772
Qualified XVII	7,602.482	17.56	133,500
Qualified XVIII	15,960.503	17.56	280,266
Qualified XXI	15,669.724	18.23	285,659
Qualified XXV	9,049.334	18.29	165,512
Qualified XXVI	13,776.794	18.12	249,636
Qualified XXVII	1,363,094.002	18.53	25,258,132
Qualified XXVIII	847,298.287	18.47	15,649,599
Qualified XXXII	3,854.813	14.69	56,627
Qualified XXXIII (0.65)	5,325.951	17.68	94,163
Qualified XXXVI	35,044.251	17.79	623,437
	10,524,675.671		$ 189,886,501

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	4,545.954	$ 11.44	$ 52,006
	4,545.954		$ 52,006

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Equity Portfolio - Class I
Currently payable annuity contracts:	67,204.400	$15.12 to $17.15	$ 1,148,230
Contracts in accumulation period:
ING Custom Choice 62	249.522	16.74	4,177
ING Custom Choice 65	191.829	14.76	2,831
Qualified VI	568,307.895	13.28	7,547,129
Qualified VIII	12.993	13.27	172
Qualified X (1.15)	14,982.596	13.39	200,617
Qualified X (1.25)	100,913.616	13.28	1,340,133
Qualified XII (0.05)	13,676.834	14.17	193,801
Qualified XII (0.25)	9,967.124	14.11	140,636
Qualified XII (0.30)	9.157	14.05	129
Qualified XII (0.35)	281.021	13.99	3,931
Qualified XII (0.40)	132,407.414	14.25	1,886,806
Qualified XII (0.50)	23,384.570	14.17	331,359
Qualified XII (0.55)	10,015.820	13.75	137,718
Qualified XII (0.60)	17,577.977	13.69	240,643
Qualified XII (0.65)	2,176.245	13.63	29,662
Qualified XII (0.70)	41,958.723	13.57	569,380
Qualified XII (0.75)	47,674.515	13.52	644,559
Qualified XII (0.80)	75,706.538	13.81	1,045,507
Qualified XII (0.85)	79,526.511	13.75	1,093,490
Qualified XII (0.90)	4,746.317	13.69	64,977
Qualified XII (0.95)	88,506.048	13.63	1,206,337
Qualified XII (1.00)	121,376.401	13.57	1,647,078
Qualified XII (1.05)	13,807.642	13.51	186,541
Qualified XII (1.10)	10,953.216	13.45	147,321
Qualified XII (1.15)	25,046.020	13.39	335,366
Qualified XII (1.20)	4,181.253	13.34	55,778
Qualified XII (1.25)	10,484.354	13.28	139,232
Qualified XII (1.35)	59.740	13.16	786
Qualified XII (1.40)	4,406.677	13.11	57,772
Qualified XII (1.45)	292.236	13.05	3,814
Qualified XII (1.50)	71.834	12.99	933
Qualified XV	11,040.488	13.63	150,482
Qualified XVI	11,495.240	12.99	149,323
Qualified XVIII	3,844.755	13.28	51,058
Qualified XXI	11,518.263	13.78	158,722
Qualified XXV	1,205.309	13.83	16,669
Qualified XXVI	390.432	13.70	5,349
Qualified XXVII	164,312.700	9.49	1,559,328
Qualified XXXII	1,187.968	17.14	20,362
Qualified XXXVI	6,856.206	15.84	108,602
	1,702,008.399		$ 22,626,740

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Equity Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	1,399.972	$ 12.96	$ 18,144
	1,399.972		$ 18,144

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:	54,107.031	$13.75 to $27.86	$ 976,083
Contracts in accumulation period:
ING Custom Choice 62	92.392	14.87	1,374
ING Custom Choice 65	22,979.350	13.84	318,034
ING MAP PLUS NP14	2,301.178	14.07	32,378
ING MAP PLUS NP16	5.446	14.03	76
ING MAP PLUS NP26	267.842	13.83	3,704
ING MAP PLUS NP27	113.274	13.81	1,564
ING MAP PLUS NP29	3.826	13.77	53
Qualified V	161.443	27.43	4,428
Qualified VI	1,927,277.754	27.86	53,693,958
Qualified VIII	231.655	27.83	6,447
Qualified X (1.15)	64,559.777	28.13	1,816,067
Qualified X (1.25)	226,733.794	27.86	6,316,804
Qualified XII (0.05)	32,642.801	29.82	973,408
Qualified XII (0.25)	35,527.875	20.33	722,282
Qualified XII (0.35)	14,864.461	20.16	299,668
Qualified XII (0.40)	264,699.560	29.99	7,938,340
Qualified XII (0.45)	454.151	19.99	9,078
Qualified XII (0.50)	91,466.742	20.20	1,847,628
Qualified XII (0.55)	89,954.220	19.82	1,782,893
Qualified XII (0.60)	143,056.821	19.73	2,822,511
Qualified XII (0.65)	26,632.631	19.65	523,331
Qualified XII (0.70)	178,677.179	19.56	3,494,926
Qualified XII (0.75)	254,505.791	19.48	4,957,773
Qualified XII (0.80)	1,224,186.270	20.68	25,316,172
Qualified XII (0.85)	199,460.535	28.96	5,776,377
Qualified XII (0.90)	27,545.187	19.99	550,628
Qualified XII (0.95)	117,019.394	28.68	3,356,116
Qualified XII (1.00)	892,199.108	28.54	25,463,363
Qualified XII (1.05)	102,124.826	28.40	2,900,345
Qualified XII (1.10)	36,970.819	28.26	1,044,795
Qualified XII (1.15)	74,968.662	28.13	2,108,868
Qualified XII (1.20)	14,749.002	27.99	412,825
Qualified XII (1.25)	38,681.614	27.86	1,077,670
Qualified XII (1.30)	4,188.259	27.72	116,099
Qualified XII (1.35)	3,942.213	27.59	108,766

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Small Company Portfolio - Class I (continued)
Qualified XII (1.40)	16,611.478	$ 27.45	$ 455,985
Qualified XII (1.45)	2,088.756	27.32	57,065
Qualified XII (1.50)	2,829.011	27.19	76,921
Qualified XV	10,562.956	28.68	302,946
Qualified XVI	54,302.892	27.19	1,476,496
Qualified XVII	4,383.320	27.86	122,119
Qualified XVIII	13,388.239	28.80	385,581
Qualified XXI	25,658.256	29.01	744,346
Qualified XXV	14,657.652	29.01	425,218
Qualified XXVI	9,302.787	28.74	267,362
Qualified XXVII	450,154.036	13.92	6,266,144
Qualified XXVIII	72,192.681	14.82	1,069,896
Qualified XXXII	6,171.573	14.48	89,364
Qualified XXXIII (0.65)	2,009.050	15.78	31,703
Qualified XXXVI	34,638.290	15.88	550,056
	6,886,303.860		$ 169,096,034

ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	922.383	$ 11.80	$ 10,884
	922.383		$ 10,884

ING VP Value Opportunity Portfolio - Class I
Currently payable annuity contracts:	3,617.867	$ 13.80	$ 49,927
Contracts in accumulation period:
ING Custom Choice 65	16,171.553	12.94	209,260
ING MAP PLUS NP18	189.480	13.07	2,477
ING MAP PLUS NP30	9.426	12.84	121
Qualified V	67.156	21.46	1,441
Qualified VI	1,409,865.081	21.80	30,735,059
Qualified VIII	643.477	21.78	14,015
Qualified X (1.15)	63,050.789	22.01	1,387,748
Qualified X (1.25)	120,654.967	21.80	2,630,278
Qualified XII (0.05)	26,891.071	23.34	627,638
Qualified XII (0.25)	158.419	15.69	2,486
Qualified XII (0.35)	5,676.025	15.56	88,319
Qualified XII (0.45)	60.564	15.42	934
Qualified XII (0.50)	45,769.485	16.41	751,077
Qualified XII (0.55)	208,629.434	15.29	3,189,944
Qualified XII (0.60)	67,430.877	15.23	1,026,972
Qualified XII (0.65)	15,657.676	15.16	237,370
Qualified XII (0.70)	135,592.060	15.09	2,046,084

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I (continued)
Qualified XII (0.75)	232,079.544	15.03	3,488,156
Qualified XII (0.80)	403,393.034	16.48	6,647,917
Qualified XII (0.85)	152,141.256	22.66	3,447,521
Qualified XII (0.90)	28,568.314	16.03	457,950
Qualified XII (0.95)	124,340.120	22.44	2,790,192
Qualified XII (1.00)	623,918.318	22.33	13,932,096
Qualified XII (1.05)	63,430.761	22.22	1,409,432
Qualified XII (1.10)	19,655.270	22.12	434,775
Qualified XII (1.15)	48,861.318	22.01	1,075,438
Qualified XII (1.20)	35,875.968	21.90	785,684
Qualified XII (1.25)	31,056.750	21.80	677,037
Qualified XII (1.30)	2,001.795	21.69	43,419
Qualified XII (1.35)	753.371	21.59	16,265
Qualified XII (1.40)	8,692.832	21.48	186,722
Qualified XII (1.45)	1,579.363	21.38	33,767
Qualified XII (1.50)	1,683.014	21.27	35,798
Qualified XV	2,361.602	22.44	52,994
Qualified XVI	28,691.349	21.27	610,265
Qualified XVII	4,428.177	21.80	96,534
Qualified XVIII	3,841.319	22.54	86,583
Qualified XXI	22,815.699	22.70	517,916
Qualified XXV	17,836.884	22.70	404,897
Qualified XXVI	7,086.492	22.49	159,375
Qualified XXVII	578,587.626	16.70	9,662,413
Qualified XXVIII	378,826.786	16.64	6,303,678
Qualified XXXII	5,127.896	13.71	70,303
Qualified XXXIII (0.65)	474.225	11.84	5,615
Qualified XXXVI	31,958.291	11.91	380,623
	4,980,202.781		$ 96,814,515

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	836.562	$ 13.72	$ 11,478
Qualified VI	132,395.844	13.73	1,817,795
Qualified X (1.15)	672.324	14.15	9,513
Qualified X (1.25)	5,172.613	14.12	73,037
Qualified XII (0.50)	9,896.247	14.00	138,547
Qualified XII (0.55)	602.886	13.98	8,428
Qualified XII (0.60)	4,467.024	13.97	62,404
Qualified XII (0.65)	458.518	13.95	6,396
Qualified XII (0.70)	2,739.914	13.93	38,167
Qualified XII (0.75)	1,266.777	13.91	17,621

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Financial Services Portfolio - Class I (continued)
Qualified XII (0.80)	18,176.525	$ 13.89	$ 252,472
Qualified XII (0.85)	5,336.950	13.87	74,023
Qualified XII (0.90)	2,906.368	13.85	40,253
Qualified XII (0.95)	9,913.655	13.84	137,205
Qualified XII (1.00)	34,859.313	13.82	481,756
Qualified XII (1.05)	3,730.476	13.80	51,481
Qualified XII (1.10)	1,025.583	13.78	14,133
Qualified XII (1.15)	10,096.969	13.76	138,934
Qualified XII (1.20)	2,866.726	13.74	39,389
Qualified XII (1.25)	3,287.168	13.73	45,133
Qualified XII (1.40)	361.574	13.67	4,943
Qualified XII (1.45)	3.115	13.65	43
Qualified XV	3,008.301	13.84	41,635
Qualified XVI	5,132.166	13.63	69,951
Qualified XVIII	805.402	14.20	11,437
Qualified XXI	314.829	13.89	4,373
Qualified XXV	319.215	13.97	4,459
Qualified XXVI	1,864.912	13.91	25,941
	262,517.956		$ 3,620,947

ING VP International Value Portfolio - Class I
Currently payable annuity contracts:	124,147.989	$ 16.92	$ 2,100,584
Contracts in accumulation period:
ING Custom Choice 62	903.931	16.44	14,861
ING Custom Choice 65	14,102.353	14.78	208,433
ING MAP PLUS NP7	1,178.209	16.32	19,228
ING MAP PLUS NP10	32.678	16.25	531
ING MAP PLUS NP15	5,065.897	16.14	81,764
ING MAP PLUS NP16	580.759	16.11	9,356
ING MAP PLUS NP21	3,349.069	16.00	53,585
ING MAP PLUS NP26	86.836	15.88	1,379
ING MAP PLUS NP27	1,046.877	15.86	16,603
ING MAP PLUS NP30	38.061	15.79	601
ING MAP PLUS NP32	188.036	15.74	2,960
Qualified V	310.884	16.25	5,052
Qualified VI	1,141,765.869	16.39	18,713,543
Qualified X (1.15)	81,053.471	16.48	1,335,761
Qualified X (1.25)	281,412.506	16.39	4,612,351
Qualified XII (0.30)	7.428	17.26	128
Qualified XII (0.40)	233,173.717	17.17	4,003,593
Qualified XII (0.50)	72,092.104	17.08	1,231,333
Qualified XII (0.55)	52,807.322	17.03	899,309

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value Portfolio - Class I (continued)
Qualified XII (0.60)	39,906.405	16.98	677,611
Qualified XII (0.65)	105,504.937	16.94	1,787,254
Qualified XII (0.70)	82,905.164	16.89	1,400,268
Qualified XII (0.75)	45,801.240	16.85	771,751
Qualified XII (0.80)	591,171.161	16.80	9,931,676
Qualified XII (0.85)	84,487.399	16.75	1,415,164
Qualified XII (0.90)	9,475.203	16.71	158,331
Qualified XII (0.95)	3,106,128.294	16.66	51,748,097
Qualified XII (1.00)	463,296.652	16.62	7,699,990
Qualified XII (1.05)	33,438.229	16.57	554,071
Qualified XII (1.10)	8,660.777	16.53	143,163
Qualified XII (1.15)	100,267.310	16.48	1,652,405
Qualified XII (1.20)	4,690.720	16.44	77,115
Qualified XII (1.25)	34,798.850	16.39	570,353
Qualified XII (1.30)	487.231	16.35	7,966
Qualified XII (1.35)	654.387	16.30	10,667
Qualified XII (1.40)	6,617.889	16.26	107,607
Qualified XII (1.45)	1,205.039	16.22	19,546
Qualified XII (1.50)	885.816	16.17	14,324
Qualified XV	3,368.673	16.66	56,122
Qualified XVI	24,232.651	16.17	391,842
Qualified XVII	3,696.543	16.39	60,586
Qualified XVIII	20,473.983	16.39	335,569
Qualified XXI	7,575.707	16.80	127,272
Qualified XXV	2,064.516	16.96	35,014
Qualified XXVI	5,259.843	16.74	88,050
Qualified XXVIII	551,162.050	18.51	10,202,010
Qualified XXXII	3,438.836	16.81	57,807
Qualified XXXIII (0.65)	20,602.118	16.85	347,146
	7,375,601.619		$ 123,759,732

ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	4,508.599	$ 13.36	$ 60,235
	4,508.599		$ 60,235

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	918.866	$ 12.55	$ 11,532
Qualified VI	194,640.540	11.93	2,322,062
Qualified X (1.15)	11,536.761	11.99	138,326
Qualified X (1.25)	35,829.507	11.93	427,446
Qualified XII (0.50)	4,432.982	12.43	55,102
Qualified XII (0.55)	14,504.674	12.39	179,713
Qualified XII (0.60)	4,151.701	12.36	51,315
Qualified XII (0.65)	6,088.611	12.33	75,073
Qualified XII (0.70)	7,994.668	12.29	98,254
Qualified XII (0.75)	7,509.493	12.26	92,066
Qualified XII (0.80)	74,667.483	12.23	913,183
Qualified XII (0.85)	21,490.656	12.19	261,971
Qualified XII (0.90)	2,667.225	12.16	32,433
Qualified XII (0.95)	33,120.735	12.13	401,755
Qualified XII (1.00)	46,789.642	12.09	565,687
Qualified XII (1.05)	2,244.935	12.06	27,074
Qualified XII (1.10)	8,043.273	12.03	96,761
Qualified XII (1.15)	5,706.952	11.99	68,426
Qualified XII (1.20)	2,702.418	11.96	32,321
Qualified XII (1.25)	7,346.285	11.93	87,641
Qualified XII (1.30)	893.125	11.90	10,628
Qualified XII (1.35)	13.791	11.86	164
Qualified XII (1.40)	1,550.520	11.83	18,343
Qualified XII (1.45)	198.384	11.80	2,341
Qualified XII (1.50)	152.264	11.77	1,792
Qualified XV	163.399	12.13	1,982
Qualified XVI	5,310.962	11.77	62,510
Qualified XVIII	4,694.434	11.93	56,005
Qualified XXI	2,143.476	12.23	26,215
Qualified XXV	148.378	12.34	1,831
Qualified XXVI	1,703.667	12.18	20,751
	509,359.807		$ 6,140,703

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	242.710	$ 11.20	$ 2,718
	242.710		$ 2,718

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	260.358	$ 20.23	$ 5,267
ING Custom Choice 65	2,829.236	16.05	45,409
Qualified V	346.550	20.66	7,160
Qualified VI	1,455,293.701	20.74	30,182,791
Qualified X (1.15)	23,497.122	20.80	488,740
Qualified X (1.25)	96,956.186	20.74	2,010,871
Qualified XII (0.30)	11.920	21.28	254
Qualified XII (0.40)	5,639.156	21.22	119,663
Qualified XII (0.50)	78,133.646	21.16	1,653,308
Qualified XII (0.55)	6,526.873	21.14	137,978
Qualified XII (0.60)	11,171.146	21.11	235,823
Qualified XII (0.65)	1,367.860	21.08	28,834
Qualified XII (0.70)	73,521.338	21.05	1,547,624
Qualified XII (0.75)	21,609.688	21.02	454,236
Qualified XII (0.80)	714,507.069	21.00	15,004,648
Qualified XII (0.85)	134,630.561	20.97	2,823,203
Qualified XII (0.90)	11,101.522	20.94	232,466
Qualified XII (0.95)	39,289.459	20.91	821,543
Qualified XII (1.00)	744,527.601	20.88	15,545,736
Qualified XII (1.05)	26,632.985	20.86	555,564
Qualified XII (1.10)	23,037.897	20.83	479,879
Qualified XII (1.15)	33,924.037	20.80	705,620
Qualified XII (1.20)	5,725.469	20.77	118,918
Qualified XII (1.25)	23,947.338	20.74	496,668
Qualified XII (1.30)	47.082	20.72	976
Qualified XII (1.35)	1,092.788	20.69	22,610
Qualified XII (1.40)	5,838.000	20.66	120,613
Qualified XII (1.45)	1,489.671	20.63	30,732
Qualified XII (1.50)	478.293	20.61	9,858
Qualified XV	2,378.452	20.91	49,733
Qualified XVI	13,265.005	20.61	273,392
Qualified XVII	849.105	20.88	17,729
Qualified XVIII	3,146.812	20.74	65,265
Qualified XXI	3,950.881	21.00	82,969
Qualified XXV	10,188.515	21.11	215,080
Qualified XXVI	7,289.054	21.02	153,216
Qualified XXVII	570,375.643	20.88	11,909,443
Qualified XXXII	2,690.701	20.74	55,805
Qualified XXXIII (0.65)	75.821	20.55	1,558
	4,157,644.541		$ 86,711,182

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	157.484	$ 13.46	$ 2,120
Qualified V	67.914	8.81	598
Qualified VI	257,895.292	8.89	2,292,689
Qualified VIII	126.432	8.89	1,124
Qualified X (1.15)	13,356.996	8.94	119,412
Qualified X (1.25)	49,367.119	8.89	438,874
Qualified XII (0.40)	54,941.989	9.31	511,510
Qualified XII (0.50)	1,809.363	9.26	16,755
Qualified XII (0.55)	392,017.455	9.23	3,618,321
Qualified XII (0.60)	10,644.839	9.21	98,039
Qualified XII (0.65)	24,253.230	9.18	222,645
Qualified XII (0.70)	10,349.238	9.16	94,799
Qualified XII (0.75)	7,428.563	9.13	67,823
Qualified XII (0.80)	91,622.059	9.11	834,677
Qualified XII (0.85)	19,993.296	9.08	181,539
Qualified XII (0.90)	1,065.153	9.06	9,650
Qualified XII (0.95)	14,035.206	9.04	126,878
Qualified XII (1.00)	112,478.244	9.01	1,013,429
Qualified XII (1.05)	8,082.445	8.99	72,661
Qualified XII (1.10)	9,466.042	8.96	84,816
Qualified XII (1.15)	3,719.563	8.94	33,253
Qualified XII (1.20)	3,844.806	8.91	34,257
Qualified XII (1.25)	11,517.717	8.89	102,393
Qualified XII (1.35)	173.313	8.84	1,532
Qualified XII (1.40)	2,915.785	8.82	25,717
Qualified XII (1.45)	1,010.549	8.79	8,883
Qualified XV	753.376	9.04	6,811
Qualified XVI	6,021.756	8.77	52,811
Qualified XVIII	3,357.754	8.89	29,850
Qualified XXI	2,104.046	9.11	19,168
Qualified XXV	6,728.390	9.20	61,901
Qualified XXVI	618.216	9.08	5,613
	1,121,923.630		$ 10,190,548

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	847.413	$ 11.50	$ 9,745
	847.413		$ 9,745

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:	1,019,264.311	$11.83 to $38.35	$ 28,275,606
Contracts in accumulation period:
ING Custom Choice 65	77,197.218	11.74	906,295
ING MAP PLUS NP5	1,202.081	12.17	14,629
ING MAP PLUS NP14	3,296.067	12.01	39,586
ING MAP PLUS NP25	57.537	11.82	680
ING MAP PLUS NP26	938.703	11.80	11,077
Qualified I	25,550.273	37.76	964,778
Qualified V	374.220	28.00	10,478
Qualified VI	8,919,426.710	28.45	253,757,690
Qualified VII	145,036.896	27.51	3,989,965
Qualified VIII	2,233.434	26.39	58,940
Qualified IX	1,556.428	27.63	43,004
Qualified X (1.15)	344,016.952	28.83	9,918,009
Qualified X (1.25)	1,638,937.658	28.45	46,627,776
Qualified XII (0.05)	74,779.644	30.49	2,280,031
Qualified XII (0.25)	46,963.664	15.15	711,500
Qualified XII (0.35)	14,972.275	15.02	224,884
Qualified XII (0.40)	231,588.271	21.49	4,976,832
Qualified XII (0.45)	38.505	14.89	573
Qualified XII (0.50)	612,966.017	15.40	9,439,677
Qualified XII (0.55)	219,573.584	14.77	3,243,102
Qualified XII (0.60)	465,727.484	14.70	6,846,194
Qualified XII (0.65)	69,738.302	14.64	1,020,969
Qualified XII (0.70)	333,481.153	14.58	4,862,155
Qualified XII (0.75)	608,169.373	14.52	8,830,619
Qualified XII (0.80)	1,789,302.811	15.42	27,591,049
Qualified XII (0.85)	1,129,839.587	20.77	23,466,768
Qualified XII (0.90)	177,825.035	15.03	2,672,710
Qualified XII (0.95)	643,741.236	20.55	13,228,882
Qualified XII (1.00)	2,196,236.696	20.44	44,891,078
Qualified XII (1.05)	198,119.744	20.34	4,029,756
Qualified XII (1.10)	210,712.881	20.23	4,262,722
Qualified XII (1.15)	397,173.300	20.12	7,991,127
Qualified XII (1.20)	32,683.351	20.01	653,994
Qualified XII (1.25)	87,399.775	19.91	1,740,130
Qualified XII (1.30)	4,361.758	19.80	86,363
Qualified XII (1.35)	1,625.646	19.70	32,025
Qualified XII (1.40)	19,749.750	19.59	386,898
Qualified XII (1.45)	527.889	19.49	10,289
Qualified XII (1.50)	844.106	19.38	16,359
Qualified XV	46,226.805	29.32	1,355,370

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I (continued)
Qualified XVI	187,136.449	$ 27.77	$ 5,196,779
Qualified XVII	135,887.583	29.14	3,959,764
Qualified XVIII	208,976.896	29.14	6,089,587
Qualified XIX	11,592.179	38.67	448,270
Qualified XX	23,881.491	38.26	913,706
Qualified XXI	69,428.019	29.66	2,059,235
Qualified XXV	48,979.744	29.63	1,451,270
Qualified XXVI	20,721.280	29.35	608,170
Qualified XXVII	992,418.864	37.95	37,662,296
Qualified XXVIII	104,149.655	37.83	3,939,981
Qualified XXIX	786.469	37.36	29,382
Qualified XXX	52,039.198	36.80	1,915,042
Qualified XXXII	287,884.283	12.35	3,555,371
Qualified XXXIII (0.65)	3,240.260	13.17	42,674
Qualified XXXVI	79,825.271	13.25	1,057,685
	24,020,404.771		$ 588,399,781

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	306,445.635	$10.60 to $87.81	$ 6,798,386
Contracts in accumulation period:
ING Custom Choice 62	3,404.237	10.97	37,344
ING Custom Choice 65	73,059.910	10.62	775,896
ING MAP PLUS NP5	28,485.760	10.95	311,919
ING MAP PLUS NP7	1,244.553	10.92	13,591
ING MAP PLUS NP8	24,523.672	10.91	267,553
ING MAP PLUS NP9	26,446.085	10.89	287,998
ING MAP PLUS NP11	11,929.787	10.86	129,557
ING MAP PLUS NP12	43,588.835	10.84	472,503
ING MAP PLUS NP13	203.492	10.83	2,204
ING MAP PLUS NP15	92,039.911	10.80	994,031
ING MAP PLUS NP16	2,271.190	10.78	24,483
ING MAP PLUS NP17	4,851.077	10.77	52,246
ING MAP PLUS NP18	6.602	10.75	71
ING MAP PLUS NP19	1,076.810	10.73	11,554
ING MAP PLUS NP20	8,943.611	10.72	95,876
ING MAP PLUS NP21	1,338.269	10.70	14,319
ING MAP PLUS NP22	2,954.655	10.69	31,585
ING MAP PLUS NP24	9,270.528	10.66	98,824
ING MAP PLUS NP25	278.672	10.64	2,965
ING MAP PLUS NP26	357.470	10.63	3,800
ING MAP PLUS NP27	856.774	10.61	9,090
ING MAP PLUS NP28	828.511	10.59	8,774

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I (continued)
ING MAP PLUS NP29	9,384.666	$ 10.58	$ 99,290
ING MAP PLUS NP30	2,826.235	10.56	29,845
Qualified I	6,192.273	77.41	479,344
Qualified V	319.804	19.58	6,262
Qualified VI	6,748,054.088	19.63	132,464,302
Qualified VII	77,415.805	18.25	1,412,838
Qualified VIII	8,377.693	18.06	151,301
Qualified IX	559.602	18.95	10,604
Qualified X (1.15)	255,125.815	19.89	5,074,452
Qualified X (1.25)	993,778.337	19.63	19,507,869
Qualified XII (0.00)	4.184	16.19	68
Qualified XII (0.05)	117,383.476	21.03	2,468,575
Qualified XII (0.15)	59,511.106	15.98	950,987
Qualified XII (0.25)	179,852.000	15.84	2,848,856
Qualified XII (0.30)	133.147	15.77	2,100
Qualified XII (0.35)	39,814.300	15.70	625,085
Qualified XII (0.40)	2,902.340	17.95	52,097
Qualified XII (0.45)	745.362	15.57	11,605
Qualified XII (0.50)	299,042.120	15.72	4,700,942
Qualified XII (0.55)	136,970.246	15.44	2,114,821
Qualified XII (0.60)	312,992.275	15.37	4,810,691
Qualified XII (0.65)	144,331.384	15.30	2,208,270
Qualified XII (0.70)	436,561.166	15.24	6,653,192
Qualified XII (0.75)	367,107.619	15.17	5,569,023
Qualified XII (0.80)	1,245,873.137	15.33	19,099,235
Qualified XII (0.85)	777,013.085	17.35	13,481,177
Qualified XII (0.90)	86,964.676	15.21	1,322,733
Qualified XII (0.95)	1,814,045.449	17.16	31,129,020
Qualified XII (1.00)	2,187,158.899	17.07	37,334,802
Qualified XII (1.05)	300,212.609	16.98	5,097,610
Qualified XII (1.10)	121,215.509	16.89	2,047,330
Qualified XII (1.15)	176,238.189	16.80	2,960,802
Qualified XII (1.20)	66,886.460	16.71	1,117,673
Qualified XII (1.25)	98,872.567	16.62	1,643,262
Qualified XII (1.30)	6,279.016	16.54	103,855
Qualified XII (1.35)	4,802.104	16.45	78,995
Qualified XII (1.40)	37,072.314	16.36	606,503
Qualified XII (1.45)	10,778.299	16.27	175,363
Qualified XII (1.50)	976.882	16.19	15,816
Qualified XV	11,894.217	20.23	240,620
Qualified XVI	156,611.117	19.15	2,999,103
Qualified XVII	155,701.937	19.91	3,100,026

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I (continued)
Qualified XVIII	232,776.886	19.91	4,634,588
Qualified XIX	1,106.155	78.53	86,866
Qualified XX	7,565.345	77.20	584,045
Qualified XXI	26,043.070	20.46	532,841
Qualified XXV	25,315.970	20.44	517,458
Qualified XXVI	22,289.352	20.25	451,359
Qualified XXVII	685,422.315	77.30	52,983,145
Qualified XXVIII	146,563.559	77.06	11,294,188
Qualified XXIX	1,169.363	76.10	88,989
Qualified XXX	17,893.301	74.96	1,341,282
Qualified XXXII	110,379.029	10.88	1,200,924
Qualified XXXIII (0.65)	24,874.616	12.88	320,385
Qualified XXXVI	68,028.805	12.96	881,653
	19,471,815.321		$ 400,168,636

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	1,194.559	$ 10.05	$ 12,005
	1,194.559		$ 12,005

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:	122,722.406	$10.61 to $12.33	$ 1,313,931
Contracts in accumulation period:
ING Custom Choice 62	83,342.007	10.54	878,425
ING Custom Choice 65	15,816.579	10.72	169,554
ING MAP PLUS NP5	13.999	10.69	150
Qualified I	6,937.612	51.47	357,079
Qualified V	10,601.251	14.36	152,234
Qualified VI	4,497,051.285	14.65	65,881,801
Qualified VII	114,136.541	14.63	1,669,818
Qualified VIII	3,532.993	14.10	49,815
Qualified IX	967.640	14.83	14,350
Qualified X (1.15)	255,510.633	14.84	3,791,778
Qualified X (1.25)	834,247.502	14.65	12,221,726
Qualified XII (0.00)	23.435	13.44	315
Qualified XII (0.05)	33,655.144	15.70	528,386
Qualified XII (0.25)	1,706.341	13.15	22,438
Qualified XII (0.35)	27,460.370	13.04	358,083
Qualified XII (0.45)	54.283	12.93	702
Qualified XII (0.50)	214,602.186	12.99	2,787,682
Qualified XII (0.55)	282,542.715	12.81	3,619,372
Qualified XII (0.60)	81,828.344	12.76	1,044,130
Qualified XII (0.65)	402,564.115	12.71	5,116,590
Qualified XII (0.70)	1,145,842.682	12.65	14,494,910
Qualified XII (0.75)	534,136.717	12.60	6,730,123
Qualified XII (0.80)	1,765,402.303	12.70	22,420,609
Qualified XII (0.85)	502,169.197	13.67	6,864,653

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I (continued)
Qualified XII (0.90)	85,411.217	$ 12.56	$ 1,072,765
Qualified XII (0.95)	1,307,563.067	13.52	17,678,253
Qualified XII (1.00)	2,584,991.050	13.45	34,768,130
Qualified XII (1.05)	275,898.507	13.38	3,691,522
Qualified XII (1.10)	171,087.151	13.31	2,277,170
Qualified XII (1.15)	185,983.965	13.24	2,462,428
Qualified XII (1.20)	90,226.803	13.17	1,188,287
Qualified XII (1.25)	293,490.616	13.10	3,844,727
Qualified XII (1.30)	8,582.434	13.03	111,829
Qualified XII (1.35)	14,215.591	12.96	184,234
Qualified XII (1.40)	30,484.673	12.89	392,947
Qualified XII (1.45)	20,706.253	12.82	265,454
Qualified XII (1.50)	592.191	12.75	7,550
Qualified XV	10,286.367	15.10	155,324
Qualified XVI	100,066.801	14.30	1,430,955
Qualified XVII	167,740.836	14.65	2,457,403
Qualified XVIII	292,612.817	14.65	4,286,778
Qualified XIX	2,013.404	51.47	103,630
Qualified XX	14,897.565	50.47	751,880
Qualified XXI	33,694.291	15.27	514,512
Qualified XXV	67,642.404	15.25	1,031,547
Qualified XXVI	38,625.869	15.11	583,637
Qualified XXVII	2,061,958.423	53.71	110,747,787
Qualified XXVIII	397,732.545	52.68	20,952,550
Qualified XXIX	1,059.446	50.47	53,470
Qualified XXX	4,303.015	49.71	213,903
Qualified XXXII	29,918.014	10.51	314,438
Qualified XXXIII (0.65)	15,836.259	11.05	174,991
Qualified XXXV	27,138.797	10.51	285,229
Qualified XXXVI	26,619.342	11.12	296,007
	19,298,247.993		$ 362,787,991

ING VP Natural Resources Trust
Contracts in accumulation period:
ING Custom Choice 62	2,886.874	$ 21.17	$ 61,115
ING Custom Choice 65	6,122.348	16.33	99,978
Qualified V	13.231	32.17	426
Qualified VI	955,153.344	31.73	30,307,016
Qualified VIII	533.838	27.49	14,675
Qualified XII (0.05)	8,360.997	34.00	284,274

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Natural Resources Trust (continued)
Qualified XII (0.25)	620.014	$ 21.51	$ 13,337
Qualified XII (0.30)	11.949	21.42	256
Qualified XII (0.35)	1,019.308	21.33	21,742
Qualified XII (0.45)	189.130	21.14	3,998
Qualified XII (0.50)	46,961.129	22.36	1,050,051
Qualified XII (0.55)	16,968.562	20.96	355,661
Qualified XII (0.60)	37,714.548	20.87	787,103
Qualified XII (0.65)	5,242.415	20.78	108,937
Qualified XII (0.70)	102,937.757	20.69	2,129,782
Qualified XII (0.75)	56,112.261	20.60	1,155,913
Qualified XII (0.80)	221,346.090	22.44	4,967,006
Qualified XII (0.85)	83,848.605	25.61	2,147,363
Qualified XII (0.90)	14,208.984	22.25	316,150
Qualified XII (0.95)	104,149.985	25.34	2,639,161
Qualified XII (1.00)	337,413.132	25.21	8,506,185
Qualified XII (1.05)	20,923.123	25.07	524,543
Qualified XII (1.10)	16,329.123	24.94	407,248
Qualified XII (1.15)	25,567.175	24.81	634,322
Qualified XII (1.20)	9,515.519	24.68	234,843
Qualified XII (1.25)	16,705.728	24.55	410,126
Qualified XII (1.30)	543.882	24.42	13,282
Qualified XII (1.35)	1,890.245	24.29	45,914
Qualified XII (1.40)	5,854.692	24.16	141,449
Qualified XII (1.45)	368.571	24.03	8,857
Qualified XV	7,614.065	32.70	248,980
Qualified XVI	20,964.498	30.97	649,271
Qualified XVII	4,227.582	31.73	134,141
Qualified XXI	10,312.583	33.08	341,140
Qualified XXV	12,951.509	32.95	426,752
Qualified XXVI	5,299.099	32.48	172,115
Qualified XXVII	357,257.868	29.87	10,671,293
Qualified XXVIII	94,907.806	29.78	2,826,354
Qualified XXXVI	5,040.070	24.69	124,439
	2,618,087.639		$ 72,985,198

Janus Adviser Balanced Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	46.423	$ 13.28	$ 616
	46.423		$ 616

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
ING Custom Choice 65	652.205	$ 12.22	$ 7,970
Qualified VI	10,331.165	29.45	304,253
Qualified XII (0.50)	150.377	19.50	2,932
Qualified XII (0.65)	15.041	18.31	275
Qualified XII (0.70)	433.866	18.23	7,909
Qualified XII (0.75)	16.020	18.16	291
Qualified XII (0.80)	60.113	19.54	1,175
Qualified XII (0.85)	8.758	27.35	240
Qualified XII (0.90)	749.034	19.00	14,232
Qualified XII (0.95)	33.356	27.06	903
Qualified XII (1.00)	1,225.889	26.92	33,001
Qualified XII (1.05)	348.901	26.78	9,344
Qualified XII (1.15)	15.258	26.49	404
Qualified XII (1.45)	15.288	25.66	392
Qualified XVII	367.087	29.45	10,811
	14,422.358		$ 394,132

Janus Aspen Series Flexible Bond
Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	4,151.859	$ 21.18	$ 87,936
Qualified X (1.25)	8.136	14.25	116
Qualified XII (0.50)	25.210	15.45	389
Qualified XII (0.55)	18.028	15.10	272
Qualified XII (0.70)	409.966	14.90	6,108
Qualified XII (0.80)	51.249	15.08	773
Qualified XII (0.85)	4.622	18.46	85
Qualified XII (1.00)	512.583	18.17	9,314
Qualified XII (1.05)	9.308	18.07	168
Qualified XII (1.15)	513.123	17.88	9,175
	5,704.084		$ 114,336

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	5,392.228	$ 20.34	$ 109,678
Qualified X (1.15)	38.082	22.00	838
Qualified X (1.25)	19.369	21.75	421
Qualified XII (0.50)	137.538	12.96	1,782
Qualified XII (0.70)	1,032.634	12.01	12,402
Qualified XII (0.75)	22.936	11.96	274
Qualified XII (0.80)	38.053	13.10	498
Qualified XII (0.85)	49.610	18.14	900
Qualified XII (0.90)	525.747	12.62	6,635
Qualified XII (0.95)	72.004	17.95	1,292
Qualified XII (1.00)	740.876	17.85	13,225
Qualified XII (1.40)	4.421	17.11	76
Qualified XVII	7.865	20.34	160
	8,081.363		$ 148,181

Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	14,612.886	$ 26.46	$ 386,657
Qualified X (1.15)	24.353	25.84	629
Qualified XII (0.25)	326.847	16.62	5,432
Qualified XII (0.45)	0.050	16.33	1
Qualified XII (0.50)	137.830	16.82	2,318
Qualified XII (0.65)	15.002	16.06	241
Qualified XII (0.70)	1,496.893	15.99	23,935
Qualified XII (0.75)	23.711	15.92	377
Qualified XII (0.80)	0.406	17.09	7
Qualified XII (0.85)	801.639	18.46	14,798
Qualified XII (0.90)	423.142	16.67	7,054
Qualified XII (0.95)	92.923	18.26	1,697
Qualified XII (1.00)	362.279	18.16	6,579
Qualified XII (1.10)	379.170	17.97	6,814
Qualified XII (1.15)	288.757	17.88	5,163
Qualified XII (1.40)	103.912	17.41	1,809
Qualified XII (1.45)	26.566	17.31	460
Qualified XVII	79.085	26.46	2,093
	19,195.451		$ 466,064

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	11,015.370	$ 25.10	$ 276,486
Qualified X (1.15)	109.684	28.51	3,127
Qualified XII (0.45)	0.093	12.86	1
Qualified XII (0.50)	58.870	14.38	847
Qualified XII (0.65)	14.977	12.64	189
Qualified XII (0.70)	1,735.548	12.59	21,851
Qualified XII (0.75)	185.556	12.54	2,327
Qualified XII (0.80)	10.645	14.68	156
Qualified XII (0.85)	349.406	21.44	7,491
Qualified XII (0.90)	565.632	14.24	8,055
Qualified XII (0.95)	51.258	21.21	1,087
Qualified XII (1.00)	723.828	21.10	15,273
Qualified XII (1.05)	13.628	20.99	286
Qualified XII (1.10)	95.508	20.88	1,994
Qualified XII (1.15)	158.336	20.77	3,289
Qualified XVII	411.135	25.10	10,319
	15,499.474		$ 352,778

Legg Mason Value Trust, Inc. - Primary Class
Contracts in accumulation period:
ING MAP PLUS NP20	125,369.350	$ 12.08	$ 1,514,462
	125,369.350		$ 1,514,462

LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (0.90)	16,844.429	$ 10.87	$ 183,099
	16,844.429		$ 183,099

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Affiliated Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	7,092.032	$ 13.39	$ 94,962
ING MAP PLUS NP8	652.084	13.35	8,705
ING MAP PLUS NP11	3,493.861	13.29	46,433
ING MAP PLUS NP12	223.968	13.27	2,972
ING MAP PLUS NP13	3,055.970	13.25	40,492
ING MAP PLUS NP14	312.414	13.23	4,133
ING MAP PLUS NP15	1,913.992	13.21	25,284
ING MAP PLUS NP18	53,707.763	13.16	706,794
ING MAP PLUS NP20	4,663.211	13.12	61,181
ING MAP PLUS NP21	2,666.469	13.10	34,931
ING MAP PLUS NP22	3,911.846	13.08	51,167
ING MAP PLUS NP23	546.730	13.06	7,140
ING MAP PLUS NP24	6,645.480	13.04	86,657
ING MAP PLUS NP25	91.171	13.02	1,187
ING MAP PLUS NP26	1,878.609	13.00	24,422
ING MAP PLUS NP28	20.173	12.97	262
ING MAP PLUS NP29	8.920	12.95	116
ING MAP PLUS NP30	2,588.022	12.93	33,463
ING MAP PLUS NP32	1,046.510	12.89	13,490
	94,519.225		$ 1,243,791

Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP7	1,558.732	$ 14.48	$ 22,570
ING MAP PLUS NP12	13,482.469	14.38	193,878
ING MAP PLUS NP14	6,456.087	14.33	92,516
ING MAP PLUS NP15	3,867.859	14.31	55,349
ING MAP PLUS NP16	3,786.932	14.29	54,115
ING MAP PLUS NP17	357.649	14.27	5,104
ING MAP PLUS NP20	1,881.246	14.21	26,733
ING MAP PLUS NP21	8,942.759	14.19	126,898
ING MAP PLUS NP22	7,062.553	14.17	100,076
ING MAP PLUS NP23	5,341.366	14.15	75,580
ING MAP PLUS NP24	5,943.948	14.13	83,988
ING MAP PLUS NP26	198.238	14.09	2,793
ING MAP PLUS NP28	9,120.435	14.05	128,142
ING MAP PLUS NP29	6.986	14.03	98
ING MAP PLUS NP30	1,299.909	14.01	18,212
ING MAP PLUS NP32	791.908	13.96	11,055
Qualified XII (1.00)	4,923.528	16.97	83,552
	75,022.604		$ 1,080,659

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	17,820.239	$ 15.91	$ 283,520
ING MAP PLUS NP12	4,909.318	15.89	78,009
ING MAP PLUS NP14	10,634.327	15.84	168,448
ING MAP PLUS NP15	10,315.501	15.82	163,191
ING MAP PLUS NP17	112.983	15.78	1,783
ING MAP PLUS NP19	2,203.928	15.73	34,668
ING MAP PLUS NP21	16,207.919	15.68	254,140
ING MAP PLUS NP22	3,177.618	15.66	49,761
ING MAP PLUS NP23	953.696	15.64	14,916
ING MAP PLUS NP26	177.234	15.57	2,760
ING MAP PLUS NP27	11,644.520	15.55	181,072
ING MAP PLUS NP28	104.557	15.53	1,624
ING MAP PLUS NP29	5,552.703	15.50	86,067
ING MAP PLUS NP30	3,487.902	15.48	53,993
ING MAP PLUS NP32	327.035	15.44	5,049
	87,629.480		$ 1,379,001

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Currently payable annuity contracts:	102,892.261	$12.89 to $13.93	1,425,230
Contracts in accumulation period:
ING Custom Choice 62	1,164.373	13.47	15,684
ING Custom Choice 65	56,429.583	12.67	714,963
Qualified V	2,101.981	13.24	27,830
Qualified VI	3,972,086.909	13.35	53,027,360
Qualified VIII	4,394.301	13.35	58,664
Qualified X (1.15)	195,968.161	13.42	2,629,893
Qualified X (1.25)	627,950.984	13.35	8,383,146
Qualified XII (0.45)	795.875	13.95	11,102
Qualified XII (0.50)	330,415.982	13.91	4,596,086
Qualified XII (0.55)	224,531.353	13.87	3,114,250
Qualified XII (0.60)	114,980.952	13.83	1,590,187
Qualified XII (0.65)	218,126.591	13.80	3,010,147
Qualified XII (0.70)	289,512.507	13.76	3,983,692
Qualified XII (0.75)	229,111.599	13.72	3,143,411
Qualified XII (0.80)	414,381.043	13.68	5,668,733
Qualified XII (0.85)	495,395.312	13.65	6,762,146
Qualified XII (0.90)	31,446.921	13.61	427,993
Qualified XII (0.95)	281,765.657	13.57	3,823,560
Qualified XII (1.00)	2,063,191.830	13.53	27,914,985
Qualified XII (1.05)	183,986.721	13.50	2,483,821
Qualified XII (1.10)	49,883.135	13.46	671,427
Qualified XII (1.15)	83,274.877	13.42	1,117,549
Qualified XII (1.20)	23,995.610	13.39	321,301
Qualified XII (1.25)	149,724.642	13.35	1,998,824
Qualified XII (1.30)	1,958.672	13.32	26,090
Qualified XII (1.35)	11,593.288	13.28	153,959
Qualified XII (1.40)	39,242.401	13.24	519,569
Qualified XII (1.45)	7,042.534	13.21	93,032
Qualified XII (1.50)	8,060.275	13.17	106,154
Qualified XV	21,737.234	13.57	294,974
Qualified XVI	111,752.768	13.17	1,471,784
Qualified XVII	13,008.205	13.35	173,660
Qualified XVIII	23,476.755	13.35	313,415
Qualified XXI	72,072.909	13.68	985,957
Qualified XXV	62,156.718	13.72	852,790
Qualified XXVI	16,134.270	13.61	219,587
Qualified XXXII	6,593.540	13.71	90,397
	10,542,338.729		$ 142,223,352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
Currently payable annuity contracts:	78,598.627	$ 15.24	$ 1,197,843
Contracts in accumulation period:
ING Custom Choice 62	1,533.295	14.33	21,972
ING Custom Choice 65	6,976.253	12.72	88,738
Qualified VI	2,555,514.278	14.88	38,026,052
Qualified X (1.15)	133,150.355	14.96	1,991,929
Qualified X (1.25)	342,103.656	14.88	5,090,502
Qualified XII (0.25)	93,847.403	15.71	1,474,343
Qualified XII (0.30)	134.551	15.67	2,108
Qualified XII (0.35)	5,928.331	15.63	92,660
Qualified XII (0.50)	124,246.879	15.50	1,925,827
Qualified XII (0.55)	189,560.586	15.46	2,930,607
Qualified XII (0.60)	85,412.132	15.42	1,317,055
Qualified XII (0.65)	14,823.531	15.38	227,986
Qualified XII (0.70)	120,994.661	15.33	1,854,848
Qualified XII (0.75)	87,225.228	15.29	1,333,674
Qualified XII (0.80)	279,291.043	15.25	4,259,188
Qualified XII (0.85)	232,217.394	15.21	3,532,027
Qualified XII (0.90)	31,189.770	15.17	473,149
Qualified XII (0.95)	1,878,475.210	15.13	28,421,330
Qualified XII (1.00)	1,192,809.263	15.08	17,987,564
Qualified XII (1.05)	90,240.284	15.04	1,357,214
Qualified XII (1.10)	37,123.381	15.00	556,851
Qualified XII (1.15)	76,389.908	14.96	1,142,793
Qualified XII (1.20)	17,462.410	14.92	260,539
Qualified XII (1.25)	87,367.712	14.88	1,300,032
Qualified XII (1.30)	2,316.962	14.84	34,384
Qualified XII (1.35)	6,228.255	14.80	92,178
Qualified XII (1.40)	18,992.699	14.76	280,332
Qualified XII (1.45)	2,899.158	14.72	42,676
Qualified XII (1.50)	1,279.157	14.68	18,778
Qualified XV	10,842.988	15.13	164,054
Qualified XVI	58,774.963	14.68	862,816
Qualified XVII	3,085.005	14.88	45,905
Qualified XVIII	7,504.685	14.88	111,670
Qualified XXI	89,562.499	15.25	1,365,828
Qualified XXV	40,131.404	15.29	613,609
Qualified XXVI	14,166.742	15.17	214,909
Qualified XXVII	961,268.229	18.67	17,946,878
Qualified XXVIII	1,053,748.222	16.16	17,028,571
Qualified XXXII	10,678.052	14.99	160,064
Qualified XXXIII (0.65)	22,848.251	17.21	393,218
	10,066,943.412		$ 156,242,701

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	19,180.326	$ 11.61	$ 222,684
ING MAP PLUS NP14	14,016.640	11.58	162,313
ING MAP PLUS NP17	504.450	11.53	5,816
ING MAP PLUS NP20	17,850.634	11.48	204,925
ING MAP PLUS NP26	52.822	11.38	601
	51,604.872		$ 596,339

MFS® Total Return Series - Initial Class
Contracts in accumulation period:
Qualified XXVII	2,475,154.727	$ 16.40	$ 40,592,538
Qualified XXVIII	2,486,615.354	16.26	40,432,366
	4,961,770.081		$ 81,024,904

Moderate Allocation Portfolio
ING Custom Choice 41	1,936.889	$ 12.71	$ 24,618
	1,936.889		$ 24,618

Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING Custom Choice 65	17.711	$ 10.77	$ 191
ING MAP PLUS NP18	594.299	10.72	6,371
Qualified VI	26,097.531	10.69	278,983
Qualified XII (0.50)	724.549	10.75	7,789
Qualified XII (0.70)	109.991	10.73	1,180
Qualified XII (0.75)	315.418	10.73	3,384
Qualified XII (0.85)	660.952	10.72	7,085
Qualified XII (0.90)	12.836	10.72	138
Qualified XII (0.95)	9,477.957	10.72	101,604
Qualified XII (1.00)	7,870.151	10.71	84,289
Qualified XII (1.05)	1,406.536	10.71	15,064
Qualified XII (1.10)	82.631	10.70	884
Qualified XII (1.20)	400.156	10.70	4,282
Qualified XII (1.25)	49.952	10.69	534
Qualified XVI	148.069	10.68	1,581
Qualified XXI	146.383	10.73	1,571
Qualified XXV	166.041	10.73	1,782
Qualified XXVI	83.395	10.72	894
Qualified XXXVI	88.342	10.74	949
	48,452.900		$ 518,555

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	6,696.579	$ 14.75	$ 98,775
ING MAP PLUS NP6	6,369.029	14.73	93,816
ING MAP PLUS NP7	2,300.141	14.71	33,835
ING MAP PLUS NP8	2,496.531	14.69	36,674
ING MAP PLUS NP9	634.952	14.66	9,308
ING MAP PLUS NP11	14,642.838	14.62	214,078
ING MAP PLUS NP14	16,516.644	14.56	240,482
ING MAP PLUS NP15	5.600	14.54	81
ING MAP PLUS NP17	7,471.937	14.50	108,343
ING MAP PLUS NP18	13,528.440	14.47	195,757
ING MAP PLUS NP21	10,424.313	14.41	150,214
ING MAP PLUS NP23	967.024	14.37	13,896
ING MAP PLUS NP32	604.563	14.18	8,573
	82,658.591		$ 1,203,832

New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	376.467	$ 15.13	$ 5,696
ING Custom Choice 65	373.293	13.90	5,189
Qualified VI	658,349.713	14.72	9,690,908
Qualified XII (0.30)	87.755	15.10	1,325
Qualified XII (0.40)	10,731.414	15.06	161,615
Qualified XII (0.50)	163,750.465	15.02	2,459,532
Qualified XII (0.55)	12,486.744	15.00	187,301
Qualified XII (0.60)	15,663.596	14.98	234,641
Qualified XII (0.65)	1,222.650	14.96	18,291
Qualified XII (0.70)	43,555.518	14.94	650,719
Qualified XII (0.75)	32,355.551	14.92	482,745
Qualified XII (0.80)	277,481.356	14.90	4,134,472
Qualified XII (0.85)	65,794.349	14.88	979,020
Qualified XII (0.90)	6,167.152	14.86	91,644
Qualified XII (0.95)	40,699.449	14.84	603,980
Qualified XII (1.00)	330,652.306	14.82	4,900,267
Qualified XII (1.05)	16,951.523	14.80	250,883
Qualified XII (1.10)	10,097.735	14.78	149,245
Qualified XII (1.15)	20,029.243	14.76	295,632
Qualified XII (1.20)	5,026.412	14.74	74,089
Qualified XII (1.25)	27,000.965	14.72	397,454
Qualified XII (1.30)	27.302	14.70	401
Qualified XII (1.35)	361.515	14.68	5,307
Qualified XII (1.40)	6,439.911	14.66	94,409
Qualified XII (1.45)	542.626	14.64	7,944

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XV	947.227	14.84	14,057
Qualified XVI	4,948.390	14.62	72,345
Qualified XVII	13.835	14.82	205
Qualified XXI	1,861.538	14.90	27,737
Qualified XXV	2,255.328	14.94	33,695
Qualified XXVI	739.545	14.89	11,012
Qualified XXVII	138,929.912	13.57	1,885,279
	1,895,920.785		$ 27,927,039

Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	490.831	$ 11.54	$ 5,664
ING MAP PLUS NP11	494.789	11.49	5,685
ING MAP PLUS NP12	6,916.210	11.48	79,398
ING MAP PLUS NP14	609.122	11.44	6,968
ING MAP PLUS NP15	2,901.545	11.43	33,165
ING MAP PLUS NP18	18,737.196	11.38	213,229
ING MAP PLUS NP24	5,096.550	11.28	57,489
ING MAP PLUS NP26	1,061.850	11.24	11,935
	36,308.093		$ 413,533

Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	1,954.401	$ 24.79	$ 48,450
ING Custom Choice 65	19,573.243	17.39	340,379
ING MAP PLUS NP5	19,879.206	22.95	456,228
ING MAP PLUS NP8	3,075.550	22.85	70,276
ING MAP PLUS NP12	15,870.497	22.72	360,578
ING MAP PLUS NP13	9,695.477	22.69	219,990
ING MAP PLUS NP14	3,134.077	22.66	71,018
ING MAP PLUS NP15	1,772.805	22.62	40,101
ING MAP PLUS NP17	1,948.823	22.56	43,965
ING MAP PLUS NP18	4,032.032	22.52	90,801
ING MAP PLUS NP19	27,740.244	22.49	623,878
ING MAP PLUS NP21	17,828.209	22.43	399,887
ING MAP PLUS NP22	9,254.256	22.39	207,203
ING MAP PLUS NP23	836.196	22.36	18,697
ING MAP PLUS NP24	747.419	22.33	16,690
ING MAP PLUS NP25	1,066.294	22.30	23,778
ING MAP PLUS NP26	1,403.542	22.27	31,257
ING MAP PLUS NP28	0.291	22.20	6
ING MAP PLUS NP30	2,826.209	22.14	62,572

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Developing Markets
Fund - Class A (continued)
ING MAP PLUS NP32	500.539	$ 22.07	$ 11,047
Qualified V	163.969	49.15	8,059
Qualified VI	1,259,576.549	49.65	62,537,976
Qualified XII (0.30)	23.371	52.76	1,233
Qualified XII (0.50)	44,018.953	52.09	2,292,947
Qualified XII (0.55)	5,866.692	51.92	304,599
Qualified XII (0.60)	18,906.628	51.76	978,607
Qualified XII (0.65)	6,158.506	51.59	317,717
Qualified XII (0.70)	132,433.977	51.43	6,811,079
Qualified XII (0.75)	40,216.857	51.26	2,061,516
Qualified XII (0.80)	89,018.829	51.10	4,548,862
Qualified XII (0.85)	103,606.628	50.94	5,277,722
Qualified XII (0.90)	13,279.684	50.77	674,210
Qualified XII (0.95)	57,799.573	50.61	2,925,236
Qualified XII (1.00)	441,135.508	50.45	22,255,286
Qualified XII (1.05)	27,689.190	50.29	1,392,489
Qualified XII (1.10)	20,234.002	50.13	1,014,331
Qualified XII (1.15)	53,109.706	49.97	2,653,892
Qualified XII (1.20)	5,761.188	49.81	286,965
Qualified XII (1.25)	29,258.277	49.65	1,452,673
Qualified XII (1.30)	1,797.307	49.49	88,949
Qualified XII (1.35)	553.371	49.34	27,303
Qualified XII (1.40)	5,989.103	49.18	294,544
Qualified XII (1.45)	1,635.168	49.02	80,156
Qualified XII (1.50)	614.460	48.87	30,029
Qualified XV	2,847.993	50.61	144,137
Qualified XVI	24,696.490	48.87	1,206,917
Qualified XVII	6,855.450	49.65	340,373
Qualified XXI	7,493.651	51.10	382,926
Qualified XXV	17,197.677	51.23	881,037
Qualified XXVI	8,878.802	50.75	450,599
Qualified XXVII	1,173,366.633	33.26	39,026,174
Qualified XXXVI	139.620	50.50	7,051
	3,743,463.122		$ 163,892,395

Oppenheimer Global Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	6,808.145	$ 19.08	$ 129,899
	6,808.145		$ 129,899

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Main Street Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	3,804.299	$ 12.85	$ 48,885
ING MAP PLUS NP14	2,395.129	12.70	30,418
ING MAP PLUS NP15	6,180.190	12.68	78,365
ING MAP PLUS NP17	406.017	12.65	5,136
ING MAP PLUS NP19	545.796	12.61	6,882
ING MAP PLUS NP26	395.909	12.48	4,941
ING MAP PLUS NP32	5.746	12.37	71
	13,733.086		$ 174,698

Oppenheimer Aggressive Growth Fund/VA
Currently payable annuity contracts:	132.064	$ 10.42	$ 1,376
	132.064		$ 1,376

Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP23	124.843	$ 14.87	$ 1,856
ING MAP PLUS NP29	0.050	14.74	1
Qualified VI	21,550.193	23.71	510,955
Qualified X (1.25)	1,642.916	23.71	38,954
Qualified XII (0.45)	2.478	25.34	63
Qualified XII (0.50)	96.851	25.31	2,451
Qualified XII (0.60)	5.485	25.02	137
Qualified XII (0.70)	3,371.081	24.80	83,603
Qualified XII (0.75)	110.002	24.70	2,717
Qualified XII (0.80)	643.490	24.66	15,868
Qualified XII (0.85)	368.553	24.55	9,048
Qualified XII (0.90)	120.334	24.44	2,941
Qualified XII (0.95)	25.810	24.34	628
Qualified XII (1.00)	2,467.823	24.23	59,795
Qualified XII (1.05)	18.338	24.13	442
Qualified XII (1.10)	56.435	24.02	1,356
Qualified XII (1.15)	336.170	23.92	8,041
Qualified XII (1.25)	87.175	23.71	2,067
Qualified XII (1.40)	110.668	23.40	2,590
Qualified XVII	918.539	23.71	21,779
	32,057.234		$ 765,292

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:	12,583.031	$9.60 to $10.78	$ 122,850
	12,583.031		$ 122,850

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	28.133	$ 13.32	$ 375
ING Custom Choice 65	1,460.450	13.56	19,804
Qualified VI	201,229.789	13.32	2,680,381
Qualified X (1.15)	3,403.135	15.21	51,762
Qualified X (1.25)	17,539.392	15.17	266,073
Qualified XII (0.30)	82.928	13.53	1,122
Qualified XII (0.50)	1,408.516	13.48	18,987
Qualified XII (0.55)	1,951.062	13.47	26,281
Qualified XII (0.60)	3,743.366	13.46	50,386
Qualified XII (0.65)	3,666.759	13.45	49,318
Qualified XII (0.70)	5,910.231	13.44	79,434
Qualified XII (0.75)	2,641.647	13.43	35,477
Qualified XII (0.80)	6,756.907	13.42	90,678
Qualified XII (0.85)	15,401.484	13.40	206,380
Qualified XII (0.90)	1,228.100	13.39	16,444
Qualified XII (0.95)	6,922.874	13.38	92,628
Qualified XII (1.00)	38,101.950	13.37	509,423
Qualified XII (1.05)	3,802.429	13.36	50,800
Qualified XII (1.10)	3,172.987	13.35	42,359
Qualified XII (1.15)	7,787.267	13.34	103,882
Qualified XII (1.20)	369.228	13.33	4,922
Qualified XII (1.25)	3,535.829	13.32	47,097
Qualified XII (1.35)	2,943.991	13.29	39,126
Qualified XII (1.40)	245.802	13.28	3,264
Qualified XII (1.45)	578.706	13.27	7,679
Qualified XII (1.50)	307.314	13.26	4,075
Qualified XV	2,871.706	13.38	38,423
Qualified XVI	5,862.427	13.26	77,736
Qualified XVII	1,715.188	13.32	22,846
Qualified XVIII	1,041.974	15.26	15,901
Qualified XXI	3,818.541	13.42	51,245
Qualified XXV	505.052	13.43	6,783
Qualified XXVI	827.724	13.39	11,083
	350,862.888		$ 4,722,174

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI	3,766.685	$ 15.07	$ 56,764
Qualified X (1.25)	308.345	15.07	4,647
Qualified XII (0.55)	8.404	16.02	135
Qualified XII (0.65)	0.303	15.89	5
Qualified XII (0.70)	3,687.977	15.82	58,344
Qualified XII (0.75)	20.912	15.75	329
Qualified XII (0.85)	234.025	15.61	3,653
Qualified XII (1.00)	198.128	15.40	3,051
Qualified XII (1.05)	71.907	15.34	1,103
Qualified XII (1.45)	24.874	14.81	368
	8,321.560		$ 128,399

Pax World Balanced Fund, Inc.
Contracts in accumulation period:
ING Custom Choice 62	2,148.097	$ 12.86	$ 27,625
ING Custom Choice 65	350.117	11.99	4,198
ING MAP PLUS NP5	10,216.734	12.90	131,796
ING MAP PLUS NP8	11,482.089	12.85	147,545
ING MAP PLUS NP11	5,564.101	12.79	71,165
ING MAP PLUS NP12	12,039.797	12.77	153,748
ING MAP PLUS NP15	14,447.049	12.72	183,766
ING MAP PLUS NP16	8,660.004	12.70	109,982
ING MAP PLUS NP17	249.152	12.68	3,159
ING MAP PLUS NP18	1,188.643	12.66	15,048
ING MAP PLUS NP19	4.737	12.64	60
ING MAP PLUS NP21	7,743.248	12.61	97,642
ING MAP PLUS NP22	21.276	12.59	268
ING MAP PLUS NP23	1,289.941	12.57	16,215
ING MAP PLUS NP25	506.739	12.53	6,349
ING MAP PLUS NP32	260.450	12.41	3,232
Qualified V	260.097	11.90	3,095
Qualified VI	1,334,311.579	12.02	16,038,425
Qualified XII (0.30)	85.856	12.77	1,096
Qualified XII (0.50)	17,954.597	12.61	226,407
Qualified XII (0.55)	18,193.998	12.57	228,699
Qualified XII (0.60)	2,942.049	12.53	36,864
Qualified XII (0.65)	611.174	12.49	7,634
Qualified XII (0.70)	231,678.155	12.45	2,884,393
Qualified XII (0.75)	49,545.606	12.41	614,861
Qualified XII (0.80)	75,704.917	12.37	936,470
Qualified XII (0.85)	121,693.976	12.33	1,500,487

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pax World Balanced Fund, Inc. (continued)
Qualified XII (0.90)	5,839.657	$ 12.29	$ 71,769
Qualified XII (0.95)	27,690.492	12.25	339,209
Qualified XII (1.00)	1,100,688.334	12.21	13,439,405
Qualified XII (1.05)	94,631.638	12.18	1,152,613
Qualified XII (1.10)	11,720.079	12.14	142,282
Qualified XII (1.15)	61,839.640	12.10	748,260
Qualified XII (1.20)	5,752.515	12.06	69,375
Qualified XII (1.25)	41,375.798	12.02	497,337
Qualified XII (1.30)	2,856.824	11.98	34,225
Qualified XII (1.35)	2,257.054	11.94	26,949
Qualified XII (1.40)	9,534.595	11.91	113,557
Qualified XII (1.45)	203.040	11.87	2,410
Qualified XII (1.50)	63.557	11.83	752
Qualified XVI	21,998.933	11.83	260,247
Qualified XVII	2,513.971	12.02	30,218
Qualified XXI	591.828	12.37	7,321
Qualified XXV	253.496	12.40	3,143
Qualified XXVI	2,501.293	12.29	30,741
Qualified XXVII	790,821.419	12.24	9,679,654
	4,112,288.341		$ 50,099,696

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	1,536.272	$ 10.61	$ 16,300
ING Custom Choice 65	24,101.637	10.15	244,632
Qualified VI	763,468.140	10.83	8,268,360
Qualified X (1.15)	12,782.495	10.50	134,216
Qualified X (1.25)	37,102.958	10.48	388,839
Qualified XII (0.00)	5.973	11.19	67
Qualified XII (0.15)	45,274.202	11.15	504,807
Qualified XII (0.35)	73,265.942	11.09	812,519
Qualified XII (0.40)	1,461.189	11.07	16,175
Qualified XII (0.50)	62,665.861	11.04	691,831
Qualified XII (0.55)	2,614.921	11.03	28,843
Qualified XII (0.60)	5,071.277	11.01	55,835
Qualified XII (0.65)	1,834.042	11.00	20,174
Qualified XII (0.70)	116,095.911	10.99	1,275,894
Qualified XII (0.75)	27,157.180	10.97	297,914
Qualified XII (0.80)	92,702.646	10.96	1,016,021
Qualified XII (0.85)	84,571.349	10.94	925,211
Qualified XII (0.90)	10,465.080	10.93	114,383
Qualified XII (0.95)	64,562.447	10.91	704,376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return
Portfolio - Administrative Class (continued)
Qualified XII (1.00)	772,131.731	$ 10.90	$ 8,416,236
Qualified XII (1.05)	22,704.574	10.88	247,026
Qualified XII (1.10)	16,253.005	10.87	176,670
Qualified XII (1.15)	23,309.606	10.85	252,909
Qualified XII (1.20)	6,893.226	10.84	74,723
Qualified XII (1.25)	30,507.957	10.83	330,401
Qualified XII (1.30)	1,489.965	10.81	16,107
Qualified XII (1.35)	3,392.574	10.80	36,640
Qualified XII (1.40)	6,646.914	10.78	71,654
Qualified XII (1.45)	165.073	10.77	1,778
Qualified XII (1.50)	3.688	10.75	40
Qualified XVI	21,793.539	10.75	234,281
Qualified XXI	1,182.573	10.96	12,961
Qualified XXV	1,829.477	10.99	20,106
Qualified XXVI	2,653.799	10.95	29,059
Qualified XXXII	8.096	10.48	85
	2,337,705.319		$ 25,437,073

Pioneer Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	2,986.558	$ 15.26	$ 45,575
	2,986.558		$ 45,575

Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP5	25,988.201	$ 11.78	$ 306,141
ING MAP PLUS NP6	22,031.593	11.77	259,312
ING MAP PLUS NP8	13,578.584	11.73	159,277
ING MAP PLUS NP9	6,251.892	11.72	73,272
ING MAP PLUS NP10	15,795.891	11.70	184,812
ING MAP PLUS NP11	7,380.927	11.68	86,209
ING MAP PLUS NP12	1,489.118	11.66	17,363
ING MAP PLUS NP13	1,330.933	11.65	15,505
ING MAP PLUS NP14	5,238.392	11.63	60,922
ING MAP PLUS NP15	15,381.757	11.61	178,582
ING MAP PLUS NP16	6.089	11.60	71
ING MAP PLUS NP17	167.400	11.58	1,938
ING MAP PLUS NP18	13,994.272	11.56	161,774
ING MAP PLUS NP19	4,062.716	11.55	46,924
ING MAP PLUS NP20	718.498	11.53	8,284
ING MAP PLUS NP21	15,438.207	11.51	177,694
ING MAP PLUS NP22	723.201	11.50	8,317
ING MAP PLUS NP23	4,672.362	11.48	53,639

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer High Yield Fund - Class A (continued)
ING MAP PLUS NP24	3,316.744	$ 11.46	$ 38,010
ING MAP PLUS NP25	324.479	11.45	3,715
ING MAP PLUS NP26	12.465	11.43	142
ING MAP PLUS NP27	1,211.980	11.41	13,829
ING MAP PLUS NP28	56.167	11.40	640
ING MAP PLUS NP30	832.651	11.36	9,459
ING MAP PLUS NP31	132.897	11.35	1,508
ING MAP PLUS NP32	1,137.209	11.33	12,885
	161,274.625		$ 1,880,224

Pioneer Equity Income VCT Portfolio - Class I
Currently payable annuity contracts:	197,681.618	$14.24 to $15.32	$ 2,995,133
Contracts in accumulation period:
ING Custom Choice 62	671.912	14.69	9,870
ING Custom Choice 65	10,875.229	13.06	142,030
ING MAP PLUS NP5	4,961.540	14.62	72,538
ING MAP PLUS NP8	14,814.034	14.55	215,544
ING MAP PLUS NP14	1,753.046	14.43	25,296
ING MAP PLUS NP21	5,484.296	14.28	78,316
ING MAP PLUS NP23	645.367	14.24	9,190
ING MAP PLUS NP25	1,948.106	14.20	27,663
ING MAP PLUS NP26	218.610	14.18	3,100
ING MAP PLUS NP30	37.235	14.10	525
ING MAP PLUS NP32	23.706	14.06	333
Qualified VI	2,548,852.374	14.04	35,785,887
Qualified VIII	4,587.545	14.03	64,363
Qualified X (1.15)	92,522.538	14.12	1,306,418
Qualified X (1.25)	250,032.014	14.04	3,510,449
Qualified XII (0.35)	13,570.493	14.74	200,029
Qualified XII (0.50)	201,842.793	14.62	2,950,942
Qualified XII (0.55)	144,131.914	14.58	2,101,443
Qualified XII (0.60)	31,700.860	14.54	460,931
Qualified XII (0.65)	86,448.989	14.50	1,253,510
Qualified XII (0.70)	167,031.142	14.47	2,416,941
Qualified XII (0.75)	79,539.842	14.43	1,147,760
Qualified XII (0.80)	1,112,500.071	14.39	16,008,876
Qualified XII (0.85)	146,776.808	14.35	2,106,247
Qualified XII (0.90)	23,032.517	14.31	329,595
Qualified XII (0.95)	172,171.338	14.27	2,456,885
Qualified XII (1.00)	1,177,573.266	14.23	16,756,868
Qualified XII (1.05)	88,222.712	14.19	1,251,880
Qualified XII (1.10)	28,728.286	14.15	406,505

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Equity Income VCT Portfolio - Class I (continued)
Qualified XII (1.15)	133,239.550	$ 14.12	$ 1,881,342
Qualified XII (1.20)	14,113.454	14.08	198,717
Qualified XII (1.25)	56,134.561	14.04	788,129
Qualified XII (1.30)	3,119.399	14.00	43,672
Qualified XII (1.35)	2,404.511	13.96	33,567
Qualified XII (1.40)	11,084.345	13.92	154,294
Qualified XII (1.45)	3,160.654	13.89	43,901
Qualified XII (1.50)	221.292	13.85	3,065
Qualified XV	1,845.285	14.27	26,332
Qualified XVI	40,055.560	13.85	554,770
Qualified XVII	16,326.566	14.04	229,225
Qualified XVIII	15,776.233	14.04	221,498
Qualified XXI	28,912.752	14.39	416,055
Qualified XXV	32,547.473	14.43	469,660
Qualified XXVI	17,748.721	14.31	253,984
Qualified XXVII	1,068,757.295	17.75	18,970,442
Qualified XXXII	4,199.864	15.05	63,208
Qualified XXXIII (0.65)	58,067.027	14.94	867,521
	8,116,094.743		$ 119,314,449

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Fund VCT Portfolio - Class I
Currently payable annuity contracts:	14,346.282	$ 13.90	$ 199,413
Contracts in accumulation period:
ING Custom Choice 65	571.744	12.81	7,324
ING MAP PLUS NP8	20,965.478	13.38	280,518
ING MAP PLUS NP12	8,883.726	13.30	118,154
ING MAP PLUS NP14	2,572.459	13.26	34,111
ING MAP PLUS NP15	4,477.438	13.24	59,281
ING MAP PLUS NP17	938.124	13.20	12,383
ING MAP PLUS NP18	1,719.545	13.19	22,681
ING MAP PLUS NP23	131.471	13.09	1,721
ING MAP PLUS NP28	802.359	13.00	10,431
Qualified VI	174,786.294	12.22	2,135,889
Qualified X (1.15)	21,948.332	12.28	269,526
Qualified X (1.25)	35,640.993	12.22	435,533
Qualified XII (0.15)	125,187.608	12.97	1,623,683
Qualified XII (0.35)	24,759.390	12.83	317,663
Qualified XII (0.50)	33,490.111	12.73	426,329
Qualified XII (0.55)	3,633.292	12.69	46,106
Qualified XII (0.60)	1,612.777	12.66	20,418
Qualified XII (0.65)	69,475.021	12.62	876,775
Qualified XII (0.70)	28,641.564	12.59	360,597
Qualified XII (0.75)	3,733.590	12.55	46,857
Qualified XII (0.80)	37,429.600	12.52	468,619
Qualified XII (0.85)	19,998.367	12.49	249,780
Qualified XII (0.90)	1,953.555	12.45	24,322
Qualified XII (0.95)	39,354.024	12.42	488,777
Qualified XII (1.00)	46,775.603	12.38	579,082
Qualified XII (1.05)	10,780.840	12.35	133,143
Qualified XII (1.10)	3,945.220	12.32	48,605
Qualified XII (1.15)	13,979.974	12.28	171,674
Qualified XII (1.20)	2,214.702	12.25	27,130
Qualified XII (1.25)	6,210.488	12.22	75,892
Qualified XII (1.30)	13.886	12.18	169
Qualified XII (1.35)	55.395	12.15	673
Qualified XII (1.40)	1,077.407	12.12	13,058
Qualified XII (1.45)	215.998	12.08	2,609
Qualified XV	12.839	12.42	159
Qualified XVI	3,550.609	12.05	42,785
Qualified XVII	1,856.213	12.22	22,683
Qualified XVIII	1,214.498	12.22	14,841
Qualified XXI	1,018.105	12.52	12,747
Qualified XXV	1,522.394	12.55	19,106
Qualified XXVI	926.560	12.45	11,536
	772,423.875		$ 9,712,783

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 65	4,061.732	$ 11.36	$ 46,141
Qualified V	130.046	11.43	1,486
Qualified VI	299,696.413	11.48	3,440,515
Qualified X (1.15)	14,528.514	11.57	168,095
Qualified X (1.25)	30,232.471	11.54	348,883
Qualified XII (0.40)	128.740	11.75	1,513
Qualified XII (0.50)	34,940.646	11.72	409,504
Qualified XII (0.55)	1,954.072	11.70	22,863
Qualified XII (0.60)	31,076.188	11.68	362,970
Qualified XII (0.65)	613.416	11.67	7,159
Qualified XII (0.70)	22,875.020	11.65	266,494
Qualified XII (0.75)	4,436.815	11.64	51,645
Qualified XII (0.80)	22,461.471	11.62	261,002
Qualified XII (0.85)	26,195.588	11.61	304,131
Qualified XII (0.90)	4,874.378	11.59	56,494
Qualified XII (0.95)	22,004.844	11.58	254,816
Qualified XII (1.00)	468,954.022	11.56	5,421,108
Qualified XII (1.05)	14,702.975	11.54	169,672
Qualified XII (1.10)	3,706.944	11.53	42,741
Qualified XII (1.15)	18,322.574	11.51	210,893
Qualified XII (1.20)	1,078.162	11.50	12,399
Qualified XII (1.25)	15,110.428	11.48	173,468
Qualified XII (1.30)	61.115	11.47	701
Qualified XII (1.35)	219.139	11.45	2,509
Qualified XII (1.40)	3,343.626	11.44	38,251
Qualified XII (1.45)	777.106	11.42	8,875
Qualified XII (1.50)	1,094.080	11.41	12,483
Qualified XV	116.016	11.58	1,343
Qualified XVI	13,396.483	11.41	152,854
Qualified XVIII	1,794.071	11.61	20,829
Qualified XXI	1,366.817	11.62	15,882
Qualified XXVI	686.639	11.62	7,979
Qualified XXXII	209.514	11.54	2,418
	1,065,150.065		$ 12,298,116

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Mid Cap Value VCT Portfolio - Class I
Currently payable annuity contracts:	75,590.124	$ 14.80	$ 1,118,734
Contracts in accumulation period:
ING Custom Choice 62	166.010	14.25	2,366
ING Custom Choice 65	1,688.408	12.36	20,869
ING MAP PLUS NP5	5,903.993	14.16	83,601
ING MAP PLUS NP6	1,067.081	14.14	15,089
ING MAP PLUS NP11	10,225.708	14.03	143,467
ING MAP PLUS NP12	3,804.842	14.01	53,306
ING MAP PLUS NP13	5,525.959	13.99	77,308
ING MAP PLUS NP14	2,873.281	13.97	40,140
ING MAP PLUS NP15	6,600.075	13.95	92,071
ING MAP PLUS NP18	301.163	13.89	4,183
ING MAP PLUS NP22	955.500	13.81	13,195
ING MAP PLUS NP23	135.438	13.79	1,868
ING MAP PLUS NP25	228.759	13.75	3,145
ING MAP PLUS NP26	144.892	13.73	1,989
ING MAP PLUS NP27	147.516	13.71	2,022
ING MAP PLUS NP28	807.148	13.69	11,050
ING MAP PLUS NP29	37.450	13.67	512
ING MAP PLUS NP30	81.176	13.65	1,108
Qualified V	189.474	16.80	3,183
Qualified VI	1,524,422.063	16.94	25,823,710
Qualified VIII	951.580	16.94	16,120
Qualified X (1.15)	63,235.272	17.04	1,077,529
Qualified X (1.25)	130,211.989	16.94	2,205,791
Qualified XII (0.15)	12,911.884	17.99	232,285
Qualified XII (0.35)	14,949.690	17.80	266,104
Qualified XII (0.40)	10,979.406	17.75	194,884
Qualified XII (0.50)	51,514.397	17.65	909,229
Qualified XII (0.55)	33,708.734	17.60	593,274
Qualified XII (0.60)	35,529.568	17.55	623,544
Qualified XII (0.65)	122,145.714	17.51	2,138,771
Qualified XII (0.70)	67,738.033	17.46	1,182,706
Qualified XII (0.75)	42,729.192	17.41	743,915
Qualified XII (0.80)	747,923.697	17.36	12,983,955
Qualified XII (0.85)	118,874.779	17.32	2,058,911
Qualified XII (0.90)	13,003.690	17.27	224,574
Qualified XII (0.95)	69,003.646	17.22	1,188,243
Qualified XII (1.00)	802,447.020	17.18	13,786,040
Qualified XII (1.05)	40,197.823	17.13	688,589
Qualified XII (1.10)	22,158.872	17.08	378,474
Qualified XII (1.15)	30,475.640	17.04	519,305

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Mid Cap Value VCT Portfolio - Class I (continued)
Qualified XII (1.20)	12,366.660	$ 16.99	$ 210,110
Qualified XII (1.25)	46,315.907	16.94	784,591
Qualified XII (1.30)	1,322.942	16.90	22,358
Qualified XII (1.35)	1,819.101	16.85	30,652
Qualified XII (1.40)	15,265.935	16.81	256,620
Qualified XII (1.45)	9,328.650	16.76	156,348
Qualified XII (1.50)	6.774	16.71	113
Qualified XV	4,716.737	17.22	81,222
Qualified XVI	56,544.225	16.71	944,854
Qualified XVII	2,489.433	16.94	42,171
Qualified XVIII	2,697.590	16.94	45,697
Qualified XXI	14,004.213	17.36	243,113
Qualified XXV	12,645.287	17.41	220,154
Qualified XXVI	28,072.373	17.27	484,810
Qualified XXVII	407,217.336	19.37	7,887,800
Qualified XXXII	6,103.421	14.67	89,537
Qualified XXXIII (0.65)	16,061.303	17.81	286,052
	4,708,564.573		$ 81,311,361

T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP8	6,793.785	$ 14.85	$ 100,888
ING MAP PLUS NP11	7,996.380	14.79	118,266
ING MAP PLUS NP12	259.132	14.77	3,827
ING MAP PLUS NP14	16,917.839	14.72	249,031
ING MAP PLUS NP15	1,706.550	14.70	25,086
ING MAP PLUS NP18	10,314.357	14.64	151,002
ING MAP PLUS NP19	7,212.491	14.62	105,447
ING MAP PLUS NP26	1,026.896	14.47	14,859
ING MAP PLUS NP27	16,477.770	14.45	238,104
ING MAP PLUS NP32	234.661	14.34	3,365
	68,939.861		$ 1,009,875

T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	2,645.661	$ 11.45	$ 30,293
	2,645.661		$ 30,293

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	6,410.892	$ 15.06	$ 96,548
ING MAP PLUS NP11	13,973.190	14.99	209,458
ING MAP PLUS NP12	8,309.714	14.97	124,396
ING MAP PLUS NP13	966.367	14.95	14,447
ING MAP PLUS NP18	12,236.910	14.84	181,596
ING MAP PLUS NP20	1,578.618	14.80	23,364
ING MAP PLUS NP22	1,216.190	14.76	17,951
ING MAP PLUS NP24	3,827.441	14.71	56,302
ING MAP PLUS NP26	621.024	14.67	9,110
ING MAP PLUS NP28	8,059.193	14.63	117,906
ING MAP PLUS NP29	10.884	14.61	159
ING MAP PLUS NP30	19.875	14.59	290
ING MAP PLUS NP32	1,697.159	14.54	24,677
	58,927.457		$ 876,204

Templeton Growth Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP14	418.742	$ 14.66	$ 6,139
ING MAP PLUS NP15	1,384.796	14.64	20,273
ING MAP PLUS NP17	2,868.062	14.60	41,874
ING MAP PLUS NP18	4,529.799	14.58	66,044
ING MAP PLUS NP19	2,025.589	14.56	29,493
ING MAP PLUS NP20	28,088.664	14.53	408,128
ING MAP PLUS NP21	2,595.162	14.51	37,656
ING MAP PLUS NP22	2,979.871	14.49	43,178
ING MAP PLUS NP24	1,272.032	14.45	18,381
ING MAP PLUS NP26	1,252.153	14.41	18,044
ING MAP PLUS NP28	36.793	14.37	529
ING MAP PLUS NP31	77.312	14.30	1,106
Qualified XII (1.00)	216.506	11.63	2,518
	47,745.481		$ 693,363

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	820.206	$ 12.65	$ 10,376
ING Custom Choice 65	1,855.314	11.13	20,650
Qualified V	18,329.790	12.40	227,289
Qualified VI	1,078,606.701	12.45	13,428,653
Qualified XII (0.00)	5.178	19.67	102
Qualified XII (0.50)	70,439.404	19.14	1,348,210
Qualified XII (0.55)	2,145.320	19.09	40,954
Qualified XII (0.60)	13,417.795	19.04	255,475
Qualified XII (0.65)	1,620.476	18.99	30,773
Qualified XII (0.70)	66,512.068	18.93	1,259,073
Qualified XII (0.75)	13,061.091	18.88	246,593
Qualified XII (0.80)	62,115.243	18.83	1,169,630
Qualified XII (0.85)	67,124.123	12.58	844,421
Qualified XII (0.90)	10,989.014	18.73	205,824
Qualified XII (0.95)	74,255.333	12.55	931,904
Qualified XII (1.00)	853,274.298	12.53	10,691,527
Qualified XII (1.05)	41,604.538	12.52	520,889
Qualified XII (1.10)	16,265.188	12.50	203,315
Qualified XII (1.15)	53,829.341	12.48	671,790
Qualified XII (1.20)	6,150.226	12.47	76,693
Qualified XII (1.25)	27,114.721	12.45	337,578
Qualified XII (1.30)	916.848	12.43	11,396
Qualified XII (1.35)	212.695	12.42	2,642
Qualified XII (1.40)	3,803.142	12.40	47,159
Qualified XII (1.45)	676.490	12.38	8,375
Qualified XII (1.50)	570.398	12.37	7,056
Qualified XV	13.245	12.55	166
Qualified XVI	23,581.817	12.37	291,707
Qualified XVII	1,513.069	12.53	18,959
Qualified XXI	2,659.584	12.60	33,511
Qualified XXV	3,999.338	12.63	50,512
Qualified XXVI	4,986.949	12.60	62,836
	2,522,468.943		$ 33,056,038

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	17,487.095	$ 13.63	$ 238,349
ING MAP PLUS NP6	27,273.323	13.61	371,190
ING MAP PLUS NP7	1,926.120	13.59	26,176
ING MAP PLUS NP8	34,998.110	13.58	475,274
ING MAP PLUS NP9	13,627.530	13.56	184,789
ING MAP PLUS NP11	47,230.922	13.52	638,562
ING MAP PLUS NP12	27,333.767	13.50	369,006
ING MAP PLUS NP13	14,880.125	13.48	200,584
ING MAP PLUS NP14	89,547.635	13.46	1,205,311
ING MAP PLUS NP15	42,715.966	13.44	574,103
ING MAP PLUS NP17	15,143.849	13.40	202,928
ING MAP PLUS NP18	53,059.845	13.38	709,941
ING MAP PLUS NP19	15,725.507	13.36	210,093
ING MAP PLUS NP20	45,614.491	13.34	608,497
ING MAP PLUS NP21	39,886.983	13.32	531,295
ING MAP PLUS NP22	9,185.854	13.30	122,172
ING MAP PLUS NP23	9,181.532	13.28	121,931
ING MAP PLUS NP24	6,643.646	13.26	88,095
ING MAP PLUS NP25	234.290	13.24	3,102
ING MAP PLUS NP26	7,788.476	13.23	103,042
ING MAP PLUS NP27	15,578.985	13.21	205,798
ING MAP PLUS NP28	25,195.569	13.19	332,330
ING MAP PLUS NP29	8,191.208	13.17	107,878
ING MAP PLUS NP30	5,405.468	13.15	71,082
ING MAP PLUS NP31	127.471	13.13	1,674
ING MAP PLUS NP32	1,792.002	13.11	23,493
Qualified XII (1.00)	8,115.963	10.67	86,597
	583,891.732		$ 7,813,292

The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	5,970.538	$ 13.73	$ 81,975
ING Custom Choice 65	1,323.097	13.15	17,399
Qualified V	4,579.494	13.31	60,953
Qualified VI	4,627,282.251	13.37	61,866,764
Qualified XII (0.30)	231.417	13.71	3,173
Qualified XII (0.35)	409.343	13.69	5,604
Qualified XII (0.40)	12,388.344	13.67	169,349
Qualified XII (0.50)	759,533.194	13.64	10,360,033
Qualified XII (0.55)	54,735.716	13.62	745,500
Qualified XII (0.60)	122,429.563	13.60	1,665,042

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Growth Fund of America® - Class R-4 (continued)
Qualified XII (0.65)	25,590.767	$ 13.58	$ 347,523
Qualified XII (0.70)	333,927.859	13.56	4,528,062
Qualified XII (0.75)	242,445.634	13.54	3,282,714
Qualified XII (0.80)	2,852,010.684	13.53	38,587,705
Qualified XII (0.85)	426,366.438	13.51	5,760,211
Qualified XII (0.90)	56,290.776	13.49	759,363
Qualified XII (0.95)	180,282.198	13.47	2,428,401
Qualified XII (1.00)	3,009,516.291	13.45	40,477,994
Qualified XII (1.05)	244,820.271	13.44	3,290,384
Qualified XII (1.10)	87,290.212	13.42	1,171,435
Qualified XII (1.15)	154,499.271	13.40	2,070,290
Qualified XII (1.20)	20,425.903	13.38	273,299
Qualified XII (1.25)	158,071.001	13.37	2,113,409
Qualified XII (1.30)	3,476.643	13.35	46,413
Qualified XII (1.35)	2,677.748	13.33	35,694
Qualified XII (1.40)	19,537.883	13.31	260,049
Qualified XII (1.45)	7,390.403	13.29	98,218
Qualified XII (1.50)	1,172.092	13.28	15,565
Qualified XV	10,085.498	13.47	135,852
Qualified XVI	77,637.120	13.28	1,031,021
Qualified XVII	25,787.467	13.45	346,841
Qualified XXI	9,312.926	13.53	126,004
Qualified XXV	21,420.895	13.56	290,467
Qualified XXVI	6,933.548	13.52	93,742
Qualified XXVII	1,088,938.860	12.90	14,047,311
Qualified XXXVI	58.236	13.62	793
	14,654,849.581		$ 196,594,552

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	4,936.855	$ 13.65	$ 67,388
ING MAP PLUS NP6	2,000.340	13.63	27,265
ING MAP PLUS NP7	938.417	13.61	12,772
ING MAP PLUS NP8	2,145.389	13.59	29,156
ING MAP PLUS NP10	6,223.922	13.55	84,334
ING MAP PLUS NP12	16,742.326	13.51	226,189
ING MAP PLUS NP13	763.457	13.49	10,299
ING MAP PLUS NP15	9,492.726	13.45	127,677
ING MAP PLUS NP17	7,481.075	13.41	100,321
ING MAP PLUS NP19	2,587.881	13.37	34,600
ING MAP PLUS NP20	6,486.354	13.35	86,593
ING MAP PLUS NP22	95.839	13.31	1,276
ING MAP PLUS NP23	34.050	13.29	453
ING MAP PLUS NP25	1,528.315	13.26	20,265
ING MAP PLUS NP26	2,204.622	13.24	29,189
ING MAP PLUS NP27	4,867.736	13.22	64,351
ING MAP PLUS NP28	5,132.489	13.20	67,749
ING MAP PLUS NP30	3,153.229	13.16	41,496
ING MAP PLUS NP32	61.738	13.12	810
	76,876.760		$ 1,032,183

UBS U.S. Small Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	7,693.222	$ 12.16	$ 93,550
ING MAP PLUS NP15	7,681.703	12.09	92,872
ING MAP PLUS NP17	363.122	12.06	4,379
ING MAP PLUS NP24	5,693.239	11.94	67,977
ING MAP PLUS NP26	475.675	11.90	5,661
ING MAP PLUS NP27	12.492	11.88	148
	21,919.453		$ 264,587

Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	6,630.163	$ 14.49	$ 96,071
ING MAP PLUS NP29	269.925	14.09	3,803
	6,900.088		$ 99,874

Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	15,938.687	$ 13.81	$ 220,113
ING MAP PLUS NP24	576.584	13.57	7,824
ING MAP PLUS NP29	498.504	13.48	6,720
	17,013.775		$ 234,657

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	119.499	$ 12.86	$ 1,537
ING MAP PLUS NP29	1,322.739	12.51	16,547
	1,442.238		$ 18,084

Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	809.389	$ 15.18	$ 12,287
ING Custom Choice 65	2,622.975	14.45	37,902
Qualified VI	625,494.995	14.72	9,207,286
Qualified X (1.15)	6,209.409	15.32	95,128
Qualified X (1.25)	37,415.103	15.28	571,703
Qualified XII (0.15)	106,285.622	15.15	1,610,227
Qualified XII (0.35)	43,101.600	15.07	649,541
Qualified XII (0.50)	102,387.264	15.01	1,536,833
Qualified XII (0.55)	1,620.213	14.99	24,287
Qualified XII (0.60)	12,645.575	14.97	189,304
Qualified XII (0.65)	46,023.858	14.95	688,057
Qualified XII (0.70)	39,537.411	14.93	590,294
Qualified XII (0.75)	13,489.596	14.91	201,130
Qualified XII (0.80)	71,537.567	14.89	1,065,194
Qualified XII (0.85)	54,743.833	14.87	814,041
Qualified XII (0.90)	3,261.352	14.85	48,431
Qualified XII (0.95)	29,181.976	14.83	432,769
Qualified XII (1.00)	429,155.338	14.81	6,355,791
Qualified XII (1.05)	31,001.653	14.79	458,514
Qualified XII (1.10)	8,699.580	14.77	128,493
Qualified XII (1.15)	36,889.556	14.76	544,490
Qualified XII (1.20)	4,581.623	14.74	67,533
Qualified XII (1.25)	17,560.959	14.72	258,497
Qualified XII (1.30)	103.767	14.70	1,525
Qualified XII (1.35)	29.452	14.68	432
Qualified XII (1.40)	1,562.836	14.66	22,911
Qualified XII (1.45)	51.343	14.64	752
Qualified XII (1.50)	717.046	14.62	10,483
Qualified XV	1,765.791	14.83	26,187
Qualified XVI	10,083.778	14.62	147,425
Qualified XVII	2,557.534	14.81	37,877
Qualified XVIII	122.849	15.37	1,888
Qualified XXI	4,148.443	14.89	61,770
Qualified XXV	4,091.558	14.93	61,087
Qualified XXVI	4,079.680	14.89	60,746
Qualified XXXII	2,122.693	15.28	32,435
	1,755,693.217		$ 26,053,250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger U.S. Smaller Companies
Contracts in accumulation period:
ING Custom Choice 62	1,762.155	$ 13.78	$ 24,282
ING Custom Choice 65	1,124.106	12.52	14,074
Qualified VI	489,041.786	13.55	6,626,516
Qualified X (1.15)	3,776.398	14.22	53,700
Qualified X (1.25)	22,573.189	14.19	320,314
Qualified XII (0.15)	4,630.420	13.95	64,594
Qualified XII (0.35)	30,654.371	13.88	425,483
Qualified XII (0.50)	68,572.426	13.82	947,671
Qualified XII (0.55)	14,278.398	13.80	197,042
Qualified XII (0.60)	12,085.443	13.78	166,537
Qualified XII (0.65)	790.252	13.77	10,882
Qualified XII (0.70)	59,963.114	13.75	824,493
Qualified XII (0.75)	21,032.829	13.73	288,781
Qualified XII (0.80)	18,611.962	13.71	255,170
Qualified XII (0.85)	52,586.857	13.69	719,914
Qualified XII (0.90)	3,181.203	13.67	43,487
Qualified XII (0.95)	18,943.017	13.66	258,762
Qualified XII (1.00)	322,348.279	13.64	4,396,831
Qualified XII (1.05)	8,690.910	13.62	118,370
Qualified XII (1.10)	14,363.434	13.60	195,343
Qualified XII (1.15)	15,593.415	13.58	211,759
Qualified XII (1.20)	5,996.721	13.56	81,316
Qualified XII (1.25)	16,265.736	13.55	220,401
Qualified XII (1.30)	393.424	13.53	5,323
Qualified XII (1.35)	300.420	13.51	4,059
Qualified XII (1.40)	5,426.100	13.49	73,198
Qualified XII (1.45)	3,259.412	13.47	43,904
Qualified XII (1.50)	324.235	13.46	4,364
Qualified XV	1,396.326	13.66	19,074
Qualified XVI	14,851.152	13.46	199,897
Qualified XVII	72.877	13.64	994
Qualified XVIII	63.438	14.27	905
Qualified XXI	2,743.214	13.71	37,609
Qualified XXV	9,566.370	13.75	131,538
Qualified XXVI	7,657.805	13.71	104,989
Qualified XXXII	1,397.436	14.19	19,830
Qualified XXXVI	12.879	13.80	178
	1,254,331.509		$ 17,111,584

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Washington Mutual Investors FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP5	13,910.461	$ 13.02	$ 181,114
ING MAP PLUS NP6	11,846.721	13.00	154,007
ING MAP PLUS NP7	1,281.647	12.99	16,649
ING MAP PLUS NP8	4,395.510	12.97	57,010
ING MAP PLUS NP9	2,028.967	12.95	26,275
ING MAP PLUS NP11	25,929.555	12.91	334,751
ING MAP PLUS NP12	18,101.474	12.89	233,328
ING MAP PLUS NP13	10,988.225	12.87	141,418
ING MAP PLUS NP14	72,169.782	12.85	927,382
ING MAP PLUS NP15	17,709.365	12.84	227,388
ING MAP PLUS NP17	8,439.516	12.80	108,026
ING MAP PLUS NP18	8,016.439	12.78	102,450
ING MAP PLUS NP19	9,015.174	12.76	115,034
ING MAP PLUS NP20	28,386.750	12.74	361,647
ING MAP PLUS NP21	15,844.499	12.72	201,542
ING MAP PLUS NP22	1,697.731	12.71	21,578
ING MAP PLUS NP23	1,883.871	12.69	23,906
ING MAP PLUS NP24	6,544.289	12.67	82,916
ING MAP PLUS NP26	1,253.599	12.63	15,833
ING MAP PLUS NP27	25,205.354	12.61	317,840
ING MAP PLUS NP28	4,105.523	12.60	51,730
ING MAP PLUS NP29	5,971.563	12.58	75,122
ING MAP PLUS NP30	4,719.803	12.56	59,281
ING MAP PLUS NP32	1,778.699	12.52	22,269
	301,224.517		$ 3,858,496

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Washington Mutual Investors FundSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	1,779.458	$ 13.15	$ 23,400
ING Custom Choice 65	6,249.422	12.60	78,743
Qualified V	2,170.363	12.82	27,824
Qualified VI	2,302,633.047	12.88	29,657,914
Qualified XII (0.30)	84.709	13.21	1,119
Qualified XII (0.40)	1,659.381	13.17	21,854
Qualified XII (0.50)	141,425.319	13.14	1,858,329
Qualified XII (0.55)	6,866.079	13.12	90,083
Qualified XII (0.60)	46,364.053	13.10	607,369
Qualified XII (0.65)	1,908.989	13.08	24,970
Qualified XII (0.70)	136,031.381	13.07	1,777,930
Qualified XII (0.75)	145,839.680	13.05	1,903,208
Qualified XII (0.80)	1,490,193.658	13.03	19,417,223
Qualified XII (0.85)	234,783.889	13.01	3,054,538
Qualified XII (0.90)	26,669.896	13.00	346,709
Qualified XII (0.95)	107,251.044	12.98	1,392,119
Qualified XII (1.00)	1,219,006.566	12.96	15,798,325
Qualified XII (1.05)	76,719.745	12.94	992,754
Qualified XII (1.10)	53,141.503	12.93	687,120
Qualified XII (1.15)	73,233.686	12.91	945,447
Qualified XII (1.20)	18,845.719	12.89	242,921
Qualified XII (1.25)	106,492.008	12.88	1,371,617
Qualified XII (1.30)	408.338	12.86	5,251
Qualified XII (1.35)	3,417.030	12.84	43,875
Qualified XII (1.40)	15,301.496	12.82	196,165
Qualified XII (1.45)	3,366.698	12.81	43,127
Qualified XII (1.50)	133.139	12.79	1,703
Qualified XV	926.262	12.98	12,023
Qualified XVI	41,360.657	12.79	529,003
Qualified XVII	32,562.985	12.96	422,016
Qualified XXI	3,288.879	13.03	42,854
Qualified XXV	3,856.700	13.07	50,407
Qualified XXVI	2,825.725	13.03	36,819
Qualified XXVII	521,512.172	12.38	6,456,321
	6,828,309.676		$ 88,161,080

Wells Fargo Advantage Small Cap Value Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	1,929.699	$ 10.70	$ 20,648
	1,929.699		$ 20,648

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXV

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXI

Group Contracts issued in connection with the San Bernadino 457(f) Plan at a zero basis point charge, effective in 2004.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 0.40 and 0.65 basis points.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 0.35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 0.55 and 0.80 basis points.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Financial Highlights

	A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of
	underlying funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002,
	follows:

					Investment
		Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

	AIM Mid Cap Core Equity Fund - Class A
	2006	18	$12.67 to $14.87	$ 234	0.76%	0.65% to 1.70%	9.99% to 10.40%
	2005	16	$11.62 to $13.52	188	-	0.65% to 1.60%	5.73% to 6.77%
	2004	18	$10.99 to $11.08	196	(c)	0.65% to 1.60%	(c)
	2003	(c)	(c)	(c)	(c)	(c)	(c)
	2002	(c)	(c)	(c)	(c)	(c)	(c)
	AIM Small Cap Growth Fund - Class A
	2006	1	$13.01	17	0.00%	1.00%	13.23%
	2005	1	$11.49	8	0.25%	1.00%	7.18%
	2004	-	$10.72	-	(c)	1.00%	(c)
	2003	(c)	(c)	(c)	(c)	(c)	(c)
	2002	(c)	(c)	(c)	(c)	(c)	(c)
	AIM Global Health Care Fund - Investor Class
	2006	4	$31.61 to $31.99	114	0.00%	0.90% to 1.70%	3.36% to 3.43%
	2005	2	$30.81 to $30.93	68	(d)	0.90% to 1.65%	(d)
	2004	(d)	(d)	(d)	(d)	(d)	(d)
	2003	(d)	(d)	(d)	(d)	(d)	(d)
	2002	(d)	(d)	(d)	(d)	(d)	(d)
	AIM V.I. Capital Appreciation Fund - Series I Shares
	2006	3,257	$6.42 to $12.36	32,996	0.07%	0.00% to 1.50%	4.72% to 6.35%
	2005	2,001	$6.22 to $11.61	19,374	0.06%	0.00% to 1.50%	0.10% to 8.80%
	2004	2,282	$5.77 to $10.80	20,524	-	0.00% to 1.50%	4.97% to 14.62%
	2003	2,409	$5.47 to $10.25	20,562	-	0.25% to 1.50%	27.54% to 29.11%
	2002	2,288	$4.26 to $7.11	15,302	-	0.00% to 1.50%	-25.48% to -24.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Core Equity Fund - Series I Shares
2006	5,005	$8.01 to $13.60	$ 49,719	0.66%	0.00% to 1.50%	15.02% to 16.80%
2005	3,691	$6.93 to $11.81	31,783	1.36%	0.00% to 1.50%	3.66% to 5.23%
2004	4,620	$6.65 to $11.18	38,313	0.91%	0.00% to 1.50%	7.32% to 38.44%
2003	5,544	$6.16 to $10.37	42,522	1.00%	0.25% to 1.50%	22.56% to 24.08%
2002	5,575	$5.00 to $6.54	34,728	0.33%	0.00% to 1.50%	-16.84% to -15.71%
AllianceBernstein Growth and Income Fund, Inc. - Class A
2006	5	$12.54 to $12.76	65	1.35%	1.05% to 1.65%	15.48%
2005	4	$10.98 to $10.99	42	(f)	1.20% to 1.25%	(f)
2004	2	$10.75	22	(c)	0.95%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
AllianceBernstein Growth and Income Portfolio - Class A
2006	41	$13.48 to $13.56	557	1.74%	1.00% to 1.25%	15.91% to 15.97%
2005	22	$11.63 to $11.65	260	1.29%	1.15% to 1.25%	3.56%
2004	4	$11.23	50	(c)	1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Allianz NFJ Small-Cap Value - Class A
2006	31	$15.28 to $15.50	477	1.87%	0.70% to 1.20%	17.18% to 17.59%
2005	30	$13.04 to $13.14	398	3.10%	0.80% to 1.20%	9.33%
2004	4	$12.00	53	(c)	0.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
American Balanced Fund® - Class R-3
2006	422	$11.66 to $12.12	5,014	2.18%	0.20% to 1.55%	9.69% to 11.20%
2005	340	$10.63 to $10.89	3,656	2.07%	0.25% to 1.55%	1.43% to 2.54%
2004	120	$10.50 to $10.61	1,269	(c)	0.30% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

American Century Income & Growth Fund - Advisor Class
2006	495	$12.01 to $37.17	$ 5,990	1.59%	1.00% to 1.10%	15.59% to 15.70%
2005	539	$10.38 to $31.95	5,629	1.78%	1.00% to 1.10%	3.36% to 3.49%
2004	433	$10.03 to $30.91	4,389	1.83%	1.00% to 1.10%	11.51% to 11.57%
2003	272	$8.99 to $27.72	2,491	1.48%	1.00% to 1.10%	27.92% to 28.06%
2002	159	$7.02 to $21.67	1,152	1.30%	1.00% to 1.10%	-20.84% to -20.40%
Ariel Appreciation Fund
2006	52	$11.91 to $12.24	629	0.05%	0.95% to 1.90%	8.87% to 9.87%
2005	35	$10.94 to $11.16	394	0.34%	0.85% to 1.90%	1.47% to 2.01%
2004	18	$10.88 to $10.94	192	(c)	0.85% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Ariel Fund
2006	52	$12.51 to $12.91	660	0.00%	0.70% to 1.80%	8.48% to 9.22%
2005	46	$11.56 to $11.73	537	0.58%	0.95% to 1.70%	-0.43% to -0.34%
2004	13	$11.66 to $11.70	154	(c)	1.25% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Baron Asset Fund
2006	67	$15.03 to $15.58	1,029	0.00%	0.45% to 1.70%	12.86% to 14.06%
2005	30	$13.37 to $13.66	403	-	0.45% to 1.55%	11.29% to 11.52%
2004	11	$12.11 to $12.18	135	(c)	0.60% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Baron Growth Fund
2006	99	$14.23 to $14.65	1,434	0.00%	0.50% to 1.50%	13.75% to 14.90%
2005	82	$12.49 to $12.75	1,034	-	0.50% to 1.60%	4.16% to 5.20%
2004	32	$12.01 to $12.12	392	-	0.50% to 1.50%	0.00%
2003	-	$12.91	-	(b)	0.00%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Calvert Social Balanced Portfolio
2006	2,925	$11.75 to $32.97	$ 65,397	2.25%	0.00% to 1.50%	7.14% to 8.80%
2005	3,274	$11.39 to $30.61	66,533	1.77%	0.00% to 1.50%	4.07% to 5.61%
2004	3,412	$10.91 to $29.27	66,170	1.71%	0.00% to 1.50%	6.63% to 8.01%
2003	3,259	$10.21 to $27.31	60,576	1.94%	0.25% to 1.50%	17.49% to 18.96%
2002	3,111	$8.88 to $23.11	49,766	2.70%	0.00% to 1.50%	-13.46% to -12.46%
Capital One Mid Cap Equity Fund - Class A
2006	7	$13.46 to $13.51	96	0.02%	0.70% to 0.85%	9.52% to 9.59%
2005	10	$12.29 to $12.30	125	(d)	0.80% to 0.85%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
DWS Equity 500 Index Fund - Class S
2006	11	$14.64	167	1.85%	1.00%	14.46%
2005	5	$12.79	66	-	1.00%	3.65%
2004	-	$12.34	2	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
EuroPacific Growth Fund® - Class R-3
2006	225	$16.29 to $16.91	3,767	1.95%	0.25% to 1.55%	19.60% to 21.13%
2005	87	$13.62 to $13.96	1,208	1.93%	0.25% to 1.55%	19.09% to 20.14%
2004	48	$11.47 to $11.58	553	(c)	0.40% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
EuroPacific Growth Fund® - Class R-4
2006	8,654	$14.58 to $17.16	141,230	2.13%	0.00% to 1.50%	20.03% to 21.40%
2005	4,523	$12.09 to $14.26	61,647	2.63%	0.40% to 1.50%	19.25% to 20.43%
2004	1,426	$11.43 to $11.96	16,360	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Evergreen Special Values Fund - Class A
2006	4,425	$15.03 to $24.96	$ 105,934	0.42%	0.50% to 1.55%	19.54% to 20.78%
2005	3,781	$12.57 to $20.60	75,301	0.93%	0.55% to 1.55%	8.74% to 9.85%
2004	2,610	$11.56 to $18.76	47,554	0.96%	0.55% to 1.55%	18.85% to 18.90%
2003	1,118	$15.33 to $15.50	17,138	-	0.95% to 1.00%	34.00% to 34.08%
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
Fidelity® Advisor Mid Cap Fund - Class T
2006	51	$13.38 to $13.88	694	0.00%	0.35% to 1.60%	11.50% to 12.66%
2005	48	$12.06 to $12.32	591	-	0.35% to 1.50%	6.63% to 7.79%
2004	37	$11.31 to $11.43	423	(c)	0.35% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	18,954	$13.23 to $33.70	455,731	3.30%	0.00% to 1.95%	17.81% to 20.16%
2005	19,555	$11.23 to $28.36	401,206	1.61%	0.00% to 1.95%	4.15% to 5.90%
2004	21,024	$10.84 to $27.10	405,088	1.43%	0.00% to 1.95%	9.88% to 11.29%
2003	18,499	$10.50 to $24.58	327,820	1.56%	0.25% to 1.50%	28.39% to 30.03%
2002	16,267	$8.79 to $19.07	226,895	1.66%	0.00% to 1.50%	-18.19% to -17.24%
Fidelity® VIP Growth Portfolio - Initial Class
2006	16,905	$10.60 to $26.69	295,822	0.40%	0.00% to 1.65%	5.20% to 6.89%
2005	19,931	$9.98 to $25.27	329,184	0.51%	0.00% to 1.80%	3.98% to 5.79%
2004	24,025	$9.50 to $24.16	377,338	0.26%	0.00% to 1.65%	1.80% to 3.11%
2003	24,544	$9.27 to $23.64	380,196	0.24%	0.25% to 1.50%	30.83% to 32.47%
2002	23,257	$8.30 to $18.00	277,744	0.25%	0.00% to 1.50%	-31.15% to -30.35%
Fidelity® VIP High Income Portfolio - Initial Class
2006	767	$10.04 to $11.11	7,752	8.35%	1.00% to 1.50%	9.57% to 10.12%
2005	647	$9.12 to $9.19	6,022	14.48%	1.00% to 1.10%	1.56% to 1.77%
2004	568	$8.98 to $9.03	5,210	9.10%	1.00% to 1.50%	8.40% to 8.45%
2003	866	$8.28 to $8.33	7,292	5.36%	1.00% to 1.50%	25.84% to 26.02%
2002	529	$6.58 to $6.61	3,569	8.54%	1.00% to 1.50%	2.31% to 2.41%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2006	2,821	$11.47 to $22.00	$ 51,710	0.89%	0.00% to 1.50%	16.32% to 18.09%
2005	2,828	$9.82 to $18.63	44,759	0.65%	0.00% to 1.50%	5.21% to 19.04%
2004	3,036	$8.33 to $15.65	41,057	1.10%	0.00% to 1.50%	11.91% to 27.00%
2003	2,508	$7.40 to $13.88	30,341	0.50%	0.25% to 1.50%	41.20% to 43.00%
2002	1,719	$5.21 to $9.79	14,076	0.74%	0.00% to 1.50%	-21.47% to -20.56%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2006	921	$19.79 to $19.95	18,360	2.71%	1.00% to 1.10%	6.17% to 6.29%
2005	994	$18.64 to $18.77	18,646	2.68%	1.00% to 1.10%	2.93% to 2.96%
2004	1,116	$18.11 to $18.23	20,327	2.80%	1.00% to 1.10%	4.32% to 4.47%
2003	1,246	$17.36 to $17.45	21,727	3.47%	1.00% to 1.10%	16.67% to 16.80%
2002	1,221	$14.88 to $14.94	18,235	3.97%	1.00% to 1.10%	-9.73% to -9.64%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	40,979	$12.07 to $36.46	1,176,582	1.31%	0.00% to 1.95%	9.57% to 11.73%
2005	37,845	$12.96 to $32.97	1,008,057	0.26%	0.00% to 1.95%	14.84% to 16.95%
2004	32,399	$11.31 to $28.47	743,262	0.31%	0.00% to 1.85%	13.73% to 15.24%
2003	27,815	$10.35 to $24.91	564,372	0.40%	0.25% to 1.50%	26.56% to 28.10%
2002	23,810	$10.26 to $19.58	382,356	0.79%	0.00% to 1.50%	-10.70% to -9.48%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	4,609	$27.75 to $27.98	128,845	1.65%	1.00% to 1.10%	14.43% to 14.58%
2005	4,779	$24.25 to $24.42	116,615	1.72%	1.00% to 1.10%	3.72% to 3.78%
2004	4,966	$23.38 to $23.53	116,763	1.24%	1.00% to 1.10%	9.41% to 9.49%
2003	4,705	$21.37 to $21.49	101,046	1.34%	1.00% to 1.10%	26.98% to 27.16%
2002	4,302	$16.83 to $16.90	72,668	1.32%	1.00% to 1.10%	-23.10% to -23.32%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2006	446	$12.22	5,451	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Mutual Discovery Fund - Class R
2006	89	$15.75 to $16.30	$ 1,438	2.06%	0.35% to 1.55%	20.97% to 22.16%
2005	51	$13.02 to $13.27	667	1.41%	0.55% to 1.55%	13.95%
2004	16	$11.54 to $11.60	186	(c)	0.45% to 1.05%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Franklin Small-Mid Cap Growth Fund - Class A
2006	44	$12.43 to $12.83	556	0.00%	0.65% to 1.75%	5.76% to 6.60%
2005	27	$11.80 to $11.98	318	-	0.80% to 1.60%	8.86%
2004	6	$10.84 to $10.91	70	(c)	0.90% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Franklin Small Cap Value Securities Fund - Class 2
2006	4,814	$13.16 to $20.37	88,521	0.64%	0.15% to 1.75%	15.05% to 16.53%
2005	4,489	$12.96 to $17.59	72,308	0.78%	0.35% to 1.65%	7.02% to 8.16%
2004	3,359	$12.11 to $16.33	50,132	0.13%	0.00% to 1.65%	21.91% to 23.12%
2003	1,312	$10.35 to $13.33	15,883	0.19%	0.55% to 1.50%	30.14% to 31.36%
2002	860	$9.19 to $9.32	7,951	0.55%	0.55% to 1.50%	-10.62% to -10.12%
ING Financial Services Fund - Class A
2006	6	$13.23 to $13.56	84	1.20%	0.60% to 1.45%	16.42%
2005	4	$11.63 to $11.66	51	-	0.50% to 0.65%	7.27%
2004	1	$10.87	9	(c)	0.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Real Estate Fund - Class A
2006	124	$18.70 to $19.45	2,373	2.49%	0.20% to 1.55%	34.10% to 35.71%
2005	67	$13.99 to $14.31	954	4.05%	0.25% to 1.45%	10.59% to 11.47%
2004	22	$12.65 to $12.76	282	(c)	0.45% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GNMA Income Fund - Class A
2006	91	$10.44 to $10.87	$ 973	5.45%	0.20% to 1.55%	2.75% to 3.93%
2005	69	$10.11 to $10.44	712	4.48%	0.25% to 1.55%	0.99% to 2.25%
2004	40	$10.10 to $10.20	404	(c)	0.30% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Intermediate Bond Fund - Class A
2006	151	$10.53 to $10.95	1,633	4.65%	0.20% to 1.55%	2.13% to 3.33%
2005	79	$10.31 to $10.52	829	3.96%	0.45% to 1.55%	1.66% to 2.24%
2004	52	$10.20 to $10.29	535	(c)	0.40% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET Fund - Series Q
2006	263	$11.05	2,909	3.88%	1.25%	4.25%
2005	303	$10.60	3,208	3.83%	1.25%	0.28%
2004	364	$10.57	3,849	3.64%	1.25%	0.67%
2003	418	$10.50	4,385	-	1.25%	3.86%
2002	498	$10.11	5,031	2.28%	1.25%	(b)
ING GET Fund - Series S
2006	904	$10.74 to $11.91	10,253	3.13%	0.25% to 1.75%	5.40% to 7.01%
2005	1,359	$10.19 to $11.13	14,566	2.62%	0.25% to 1.75%	0.09% to 1.38%
2004	2,247	$10.18 to $10.89	23,958	2.65%	0.50% to 1.75%	0.86% to 2.16%
2003	3,106	$10.09 to $10.69	32,661	0.10%	0.50% to 1.75%	4.08% to 5.34%
2002	4,624	$10.04 to $10.11	46,558	(a)	0.25% to 1.75%	(a)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2006	262	$12.48 to $12.69	3,286	0.00%	0.50% to 1.50%	0.24% to 1.20%
2005	88	$12.45 to $12.54	1,096	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Growth Portfolio - Service Class
2006	-	$11.40	$ -	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Service Class
2006	351	$12.55 to $12.87	4,440	0.00%	0.00% to 1.50%	12.15% to 13.32%
2005	129	$11.19 to $11.29	1,446	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2006	1,115	$13.00 to $13.31	14,604	0.00%	0.35% to 1.55%	10.25% to 11.36%
2005	390	$11.80 to $11.88	4,611	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	16	$9.85 to $9.93	162	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2006	4	$14.67	57	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2006	1,901	$15.35	$ 29,171	0.67%	1.00%	34.77%
2005	1,396	$11.39	15,902	(d)	1.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2006	1,200	$11.43 to $18.30	21,610	0.43%	0.40% to 1.50%	33.78% to 35.12%
2005	512	$13.38 to $13.50	6,873	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2006	126	$12.96 to $13.25	1,643	0.00%	0.40% to 1.50%	15.07% to 16.04%
2005	25	$11.28 to $11.38	282	(d)	0.50% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Institutional Class
2006	2	$11.29 to $11.30	26	(e)	1.15% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Value Opportunities Portfolio - Service Class
2006	73	$11.24 to $11.32	824	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Julius Baer Foreign Portfolio - Service Class
2006	1,766	$15.30 to $17.79	$ 30,166	0.00%	0.00% to 1.50%	27.32% to 28.85%
2005	658	$13.25 to $13.95	8,790	0.06%	0.30% to 1.50%	13.64% to 14.49%
2004	122	$11.66 to $12.27	1,428	(c)	0.70% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Partners All Cap Portfolio - Service Class
2006	3	$11.35	35	(e)	0.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Value Portfolio - Service Class
2006	282	$12.02 to $12.30	3,415	0.00%	0.30% to 1.55%	4.97% to 5.98%
2005	148	$11.46 to $11.57	1,700	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2006	99	$10.77 to $10.85	1,068	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2006	233	$10.11 to $12.05	2,747	0.00%	0.00% to 1.50%	3.34% to 4.46%
2005	102	$11.37 to $11.47	1,159	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Marsico International Opportunities Portfolio - Service Class
2006	478	$15.16 to $15.50	$ 7,306	0.03%	0.40% to 1.50%	22.16% to 23.16%
2005	108	$12.41 to $12.48	1,348	(d)	0.70% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Adviser Class
2006	4	$11.30	45	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Institutional Class
2006	25	$10.78	269	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return Portfolio - Service Class
2006	2,514	$11.69 to $15.23	36,559	2.23%	0.30% to 1.65%	10.26% to 11.49%
2005	3,132	$10.95 to $13.66	41,280	2.59%	0.40% to 1.50%	1.38% to 2.33%
2004	2,236	$10.84 to $13.30	29,119	2.74%	0.55% to 1.50%	9.45% to 10.56%
2003	701	$11.28 to $12.03	8,289	(b)	0.55% to 1.50%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Service Class
2006	881	$14.68 to $15.01	13,022	0.04%	0.40% to 1.50%	28.88% to 30.08%
2005	104	$11.39 to $11.47	1,191	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Main Street Portfolio® - Service Class
2006	66	$10.73 to $12.62	$ 825	0.82%	0.50% to 1.50%	13.23% to 14.16%
2005	19	$10.96 to $11.02	214	(d)	0.70% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO High Yield Portfolio - Institutional Class
2006	23	$10.58	247	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO High Yield Portfolio - Service Class
2006	448	$10.56 to $11.52	5,070	6.48%	0.00% to 1.50%	7.36% to 8.35%
2005	135	$10.46 to $10.56	1,418	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Institutional Class
2006	232	$10.78 to $11.98	2,509	(e)	0.00% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Service Class
2006	2	$10.80	25	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Mid Cap Value Portfolio - Institutional Class
2006	74	$10.54 to $10.65	$ 783	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Service Class
2006	1	$10.61	6	(e)	0.80%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Stock Index Portfolio - Institutional Class
2006	273	$13.00 to $13.30	3,625	3.36%	0.15% to 1.25%	14.55%
2005	2,166	$11.41 to $11.56	25,037	(d)	0.00% to 0.80%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2006	7,004	$12.32 to $12.60	86,924	1.22%	0.30% to 1.55%	13.00% to 14.01%
2005	1,752	$10.91 to $11.01	19,163	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2006	18	$12.09	215	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Equity Income Portfolio - Service Class
2006	4,956	$12.72 to $18.46	$ 87,796	1.34%	0.15% to 1.65%	17.21% to 18.68%
2005	3,660	$11.39 to $15.47	54,938	1.28%	0.30% to 1.55%	2.34% to 3.36%
2004	2,052	$11.13 to $14.87	30,123	1.48%	0.50% to 1.55%	13.15% to 14.30%
2003	166	$12.20 to $13.01	2,143	(b)	0.55% to 1.50%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Templeton Global Growth Portfolio - Institutional Class
2006	-	$16.50	-	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Templeton Global Growth Portfolio - Service Class
2006	128	$11.04 to $11.11	1,421	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity Growth Portfolio - Service Class
2006	1	$11.32	14	(e)	0.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	1,237	$12.60 to $12.88	15,704	1.19%	0.40% to 1.50%	14.34% to 15.41%
2005	759	$11.02 to $11.12	8,388	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Real Estate Portfolio - Institutional Class
2006	61	$12.34	$ 754	(e)	0.95%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Real Estate Portfolio - Service Class
2006	1,372	$12.28 to $12.39	16,905	(e)	0.35% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio - Service Class
2006	232	$10.85 to $11.10	2,537	(e)	0.40% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2006	71	$10.74 to $10.81	767	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2006	109	$10.42 to $10.56	1,141	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING International Fund - Class Q
2006	-	$14.81 to $14.88	$ 7	1.16%	1.25% to 1.40%	18.47%
2005	-	$12.56	2	(d)	1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING International SmallCap Fund - Class A
2006	46	$17.77 to $18.40	837	0.79%	0.25% to 1.45%	24.53%
2005	20	$14.35 to $14.52	283	(d)	0.60% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Large Company Value Portfolio - Adviser Class
2006	1	$12.06	9	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2006	338	$12.66 to $16.94	5,290	0.25%	0.40% to 1.50%	17.53% to 18.71%
2005	330	$10.74 to $14.47	4,395	0.98%	0.50% to 1.50%	-0.22% to 0.71%
2004	427	$10.74 to $14.14	5,760	0.92%	0.55% to 1.50%	8.37% to 9.44%
2003	321	$9.88 to $12.92	4,019	0.69%	0.55% to 1.50%	29.49% to 30.54%
2002	67	$7.62 to $9.89	635	(a)	0.60% to 1.40%	(a)
ING American Century Select Portfolio - Initial Class
2006	13,199	$9.82 to $10.72	131,557	1.23%	0.00% to 1.50%	-3.16% to -1.56%
2005	15,428	$10.14 to $10.49	158,146	(d)	0.00% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Century Select Portfolio - Service Class
2006	-	$8.60	$ -	1.04%	1.25%	-2.93%
2005	2	$8.86 to $9.21	20	-	0.40% to 1.25%	-0.56% to 0.22%
2004	230	$8.84 to $9.95	2,070	-	0.40% to 1.50%	3.15% to 4.31%
2003	253	$8.57 to $10.38	2,194	-	0.40% to 1.50%	32.25% to 33.38%
2002	39	$6.48 to $6.85	255	(a)	0.75% to 1.50%	(a)
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
2006	2	$11.74	22	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2006	2,128	$13.07 to $16.49	33,826	0.02%	0.00% to 1.50%	13.67% to 15.48%
2005	2,244	$12.37 to $14.45	31,597	0.19%	0.00% to 1.50%	6.27% to 7.85%
2004	1,961	$11.64 to $13.29	25,577	0.04%	0.00% to 1.50%	19.50% to 20.75%
2003	582	$10.77 to $10.94	6,307	0.17%	0.55% to 1.50%	33.46% to 34.73%
2002	227	$8.07 to $8.12	1,834	(a)	0.55% to 1.50%	(a)
ING Baron Asset Portfolio - Service Class
2006	30	$10.07 to $10.14	306	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Adviser Class
2006	5	$11.77	63	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Baron Small Cap Growth Portfolio - Service Class
2006	5,135	$12.61 to $20.02	$ 91,451	0.00%	0.00% to 1.55%	13.49% to 15.25%
2005	5,042	$12.81 to $17.55	79,169	-	0.00% to 1.50%	5.78% to 7.37%
2004	3,951	$12.10 to $16.51	58,317	-	0.00% to 1.50%	26.05% to 27.38%
2003	1,313	$10.23 to $13.03	15,257	-	0.40% to 1.50%	31.49% to 32.65%
2002	372	$8.67 to $8.73	3,239	(a)	0.55% to 1.50%	(a)
ING Columbia Small Cap Value II Portfolio - Service Class
2006	4	$10.05 to $10.11	39	(e)	0.55% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Davis Venture Value Portfolio - Service Class
2006	485	$11.91 to $21.23	9,468	0.01%	0.40% to 1.50%	12.12% to 13.29%
2005	418	$10.64 to $19.00	7,330	-	0.50% to 1.50%	2.39% to 3.31%
2004	602	$11.12 to $18.10	10,359	-	0.55% to 1.50%	6.81% to 7.87%
2003	578	$10.39 to $16.78	9,414	1.39%	0.55% to 1.50%	38.62% to 39.78%
2002	23	$7.48 to $11.99	244	(a)	0.60% to 1.50%	(a)
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2006	10	$10.74	110	(e)	0.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Fundamental Research Portfolio - Adviser Class
2006	-	$11.49	5	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Fundamental Research Portfolio - Service Class
2006	151	$9.67 to $12.76	$ 1,510	0.10%	0.40% to 1.50%	10.51% to 11.62%
2005	170	$8.75 to $11.51	1,536	1.04%	0.50% to 1.50%	4.04% to 5.10%
2004	179	$8.41 to $11.01	1,536	0.68%	0.60% to 1.50%	8.35% to 9.36%
2003	101	$7.76 to $10.13	800	0.65%	0.60% to 1.50%	25.57% to 26.56%
2002	19	$6.18 to $8.04	126	(a)	0.60% to 1.50%	(a)
ING Goldman Sachs® Capital Growth Portfolio - Service Class
2006	185	$10.75 to $12.18	2,157	0.00%	0.40% to 1.50%	6.95% to 8.00%
2005	178	$10.02 to $11.41	2,001	0.29%	0.50% to 1.50%	0.37% to 1.27%
2004	138	$9.96 to $11.06	1,490	0.09%	0.60% to 1.50%	7.17% to 8.11%
2003	83	$9.27 to $10.37	827	-	0.60% to 1.50%	21.72% to 22.96%
2002	43	$7.59 to $8.32	347	(a)	0.60% to 1.50%	(a)
ING Goldman Sachs® Structured Equity Portfolio - Adviser Class
2006	-	$11.50	2	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan International Portfolio - Adviser Class
2006	2	$12.52	20	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan International Portfolio - Initial Class
2006	6,311	$10.25 to $30.57	150,203	0.94%	0.00% to 1.50%	20.36% to 22.23%
2005	7,123	$11.98 to $25.01	139,805	0.72%	0.00% to 1.50%	8.35% to 10.03%
2004	7,709	$10.97 to $22.92	138,552	1.10%	0.00% to 1.50%	17.11% to 18.98%
2003	8,116	$9.30 to $19.47	126,504	0.98%	0.25% to 1.50%	27.52% to 29.04%
2002	8,676	$7.24 to $15.19	107,839	0.62%	0.00% to 1.50%	-19.30% to -18.37%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan International Portfolio - Service Class
2006	1	$14.98 to $15.38	$ 16	0.19%	0.20% to 1.10%	20.61%
2005	-	$12.42	3	(d)	1.10%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2006	8	$11.93	91	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2006	1,892	$12.72 to $18.11	32,578	0.01%	0.00% to 1.55%	14.78% to 16.46%
2005	1,597	$12.54 to $15.64	24,333	0.34%	0.00% to 1.50%	6.89% to 8.51%
2004	1,022	$11.71 to $14.33	14,426	0.22%	0.00% to 1.50%	18.76% to 20.12%
2003	339	$10.24 to $11.93	3,999	0.44%	0.45% to 1.50%	28.20% to 29.21%
2002	113	$9.15 to $9.21	1,038	(a)	0.60% to 1.50%	(a)
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
2006	2	$11.18	17	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2006	14,531	$10.02 to $17.96	203,807	0.00%	0.00% to 1.50%	8.64% to 10.32%
2005	16,715	$9.15 to $16.28	213,925	-	0.00% to 1.50%	9.77% to 11.43%
2004	19,676	$8.28 to $14.64	228,353	-	0.00% to 1.50%	7.99% to 26.50%
2003	22,307	$7.60 to $13.51	239,784	-	0.25% to 1.50%	36.05% to 37.92%
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2006	7	$12.25 to $12.63	$ 82	0.00%	0.20% to 1.25%	8.70% to 9.15%
2005	3	$11.27 to $11.37	36	(f)	0.80% to 1.25%	(f)
2004	2	$10.32	16	(c)	0.70%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Partners Large Cap Growth
Portfolio - Adviser Class
2006	3	$10.55	33	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Partners Large Cap Growth
Portfolio - Initial Class
2006	337	$11.05 to $11.61	3,850	0.00%	0.80% to 1.25%	2.89% to 3.25%
2005	371	$10.74 to $11.25	4,113	(d)	0.95% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Partners Portfolio - Service Class
2006	22	$10.47 to $10.53	232	(e)	0.50% to 1.30%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Neuberger Berman Regency Portfolio - Service Class
2006	-	$11.22	1	(e)	0.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING OpCap Balanced Value Portfolio - Service Class
2006	920	$11.82 to $15.52	$ 13,497	0.86%	0.50% to 1.95%	8.24% to 9.92%
2005	1,209	$11.14 to $14.33	16,573	0.38%	0.50% to 1.50%	1.19% to 2.17%
2004	1,519	$11.21 to $13.80	20,474	1.09%	0.55% to 1.50%	8.60% to 9.70%
2003	752	$10.29 to $12.58	9,183	1.63%	0.55% to 1.50%	28.44% to 29.44%
2002	59	$8.00 to $9.69	515	(a)	0.70% to 1.50%	(a)
ING Oppenheimer Global Portfolio - Adviser Class
2006	8	$12.26	96	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Initial Class
2006	67,277	$13.46 to $14.50	921,330	0.07%	0.00% to 1.80%	10.53% to 17.98%
2005	74,501	$11.62 to $12.29	881,737	(d)	0.00% to 1.80%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Service Class
2006	11	$15.98 to $16.17	180	0.09%	1.00% to 1.25%	16.13%
2005	1	$13.76	20	-	1.25%	11.87%
2004	182	$12.22 to $12.52	2,264	-	0.60% to 1.50%	13.36% to 14.26%
2003	119	$10.78 to $10.94	1,294	-	0.65% to 1.50%	29.96% to 30.90%
2002	24	$8.30 to $8.35	202	(a)	0.70% to 1.50%	(a)
ING Oppenheimer Strategic Income Portfolio - Adviser Class
2006	12	$10.88	127	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Initial Class
2006	10,430	$10.67 to $11.11	$ 112,893	0.39%	0.00% to 1.95%	6.22% to 8.39%
2005	11,390	$9.99 to $10.25	116,350	(d)	0.00% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO Total Return Portfolio - Adviser Class
2006	26	$10.51	269	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2006	5,395	$10.50 to $12.26	62,923	1.70%	0.20% to 1.55%	2.47% to 3.64%
2005	4,813	$10.27 to $11.91	54,953	1.68%	0.35% to 1.50%	0.53% to 1.72%
2004	3,872	$10.21 to $11.64	43,692	-	0.40% to 1.50%	2.73% to 3.93%
2003	2,845	$10.02 to $11.20	31,227	3.56%	0.40% to 1.50%	2.52% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	(a)	0.55% to 1.50%	(a)
ING Pioneer High Yield Portfolio - Initial Class
2006	94	$10.56 to $10.66	1,000	(e)	0.00% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer High Yield Portfolio - Service Class
2006	1	$10.56 to $10.60	6	(e)	0.70% to 1.20%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution 2015 Portfolio - Adviser Class
2006	243	$11.27 to $11.83	$ 2,850	0.17%	0.20% to 1.55%	9.47% to 10.26%
2005	41	$10.66 to $10.72	440	(d)	0.25% to 1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2015 Portfolio - Service Class
2006	1,294	$11.64 to $11.93	15,208	0.16%	0.00% to 1.50%	9.18% to 10.25%
2005	185	$10.66 to $10.76	1,980	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Adviser Class
2006	360	$12.01 to $12.29	4,390	0.22%	0.20% to 1.55%	11.19% to 12.15%
2005	24	$10.89 to $10.95	266	(d)	0.25% to 1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Service Class
2006	1,488	$12.08 to $12.38	18,183	0.24%	0.00% to 1.50%	10.93% to 12.04%
2005	176	$10.89 to $10.99	1,918	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2035 Portfolio - Adviser Class
2006	307	$11.69 to $12.64	3,854	0.11%	0.20% to 1.55%	12.75% to 13.68%
2005	40	$11.05 to $11.11	440	(d)	0.25% to 1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution 2035 Portfolio - Service Class
2006	956	$12.42 to $12.74	$ 12,006	0.11%	0.00% to 1.50%	12.40% to 13.58%
2005	106	$11.05 to $11.15	1,176	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2045 Portfolio - Adviser Class
2006	174	$12.70 to $12.99	2,250	0.03%	0.20% to 1.55%	13.66% to 14.56%
2005	23	$11.27 to $11.33	256	(d)	0.25% to 1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2045 Portfolio - Service Class
2006	589	$12.76 to $13.08	7,586	0.03%	0.00% to 1.50%	13.32% to 14.47%
2005	52	$11.26 to $11.36	586	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution Income Portfolio - Adviser Class
2006	150	$10.85 to $11.07	1,657	0.10%	0.20% to 1.40%	6.12% to 6.50%
2005	4	$10.29 to $10.31	40	(d)	0.70% to 1.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution Income Portfolio - Service Class
2006	250	$10.88 to $11.13	2,746	0.16%	0.15% to 1.50%	5.73% to 6.76%
2005	33	$10.29 to $10.36	341	(d)	0.50% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2006	3	$11.31	$ 39	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2006	33,002	$10.59 to $12.72	397,287	0.00%	0.00% to 1.50%	3.11% to 9.05%
2005	38,267	$11.07 to $11.60	429,422	(d)	0.00% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2006	35	$8.90 to $12.27	425	0.00%	0.20% to 1.25%	7.62% to 8.39%
2005	22	$8.27 to $11.20	230	-	0.55% to 1.25%	7.59% to 7.88%
2004	1,207	$7.62 to $11.27	9,594	-	0.45% to 1.50%	6.87% to 8.09%
2003	1,287	$7.13 to $10.49	9,420	-	0.45% to 1.50%	42.51% to 43.68%
2002	166	$5.00 to $7.32	902	(a)	0.60% to 1.50%	(a)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
2006	12	$11.53	143	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2006	12,312	$9.60 to $28.07	281,531	0.24%	0.00% to 1.50%	11.63% to 13.33%
2005	13,745	$11.71 to $25.03	282,041	0.48%	0.00% to 1.50%	4.59% to 6.15%
2004	14,985	$11.28 to $23.81	291,385	0.16%	0.00% to 1.50%	8.36% to 10.00%
2003	13,740	$10.37 to $21.86	246,603	0.15%	0.00% to 1.50%	28.96% to 30.55%
2002	12,185	$9.02 to $16.86	169,889	0.19%	0.00% to 1.50%	-24.44% to -23.64%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Growth Equity Portfolio - Service Class
2006	67	$12.33 to $14.27	$ 867	0.00%	0.20% to 1.55%	11.59% to 12.56%
2005	39	$11.13 to $12.75	446	0.60%	0.45% to 1.30%	4.60% to 5.23%
2004	20	$10.64 to $12.16	219	(c)	0.40% to 1.30%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Templeton Foreign Equity Portfolio - Service Class
2006	27	$11.16 to $11.23	302	(e)	0.50% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Adviser Class
2006	5	$11.85	54	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Initial Class
2006	5,003	$7.15 to $34.10	117,356	0.47%	0.00% to 1.50%	15.11% to 16.85%
2005	5,863	$9.90 to $29.48	118,725	0.78%	0.00% to 1.50%	0.00% to 1.56%
2004	7,187	$9.80 to $29.32	143,585	0.44%	0.00% to 1.50%	11.16% to 12.65%
2003	8,274	$8.73 to $26.23	151,497	0.19%	0.25% to 1.50%	26.12% to 27.71%
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	8,239	$11.75 to $20.55	135,280	0.80%	0.00% to 1.95%	12.23% to 14.55%
2005	9,161	$10.42 to $17.94	134,490	0.87%	0.00% to 1.50%	7.49% to 9.39%
2004	10,068	$9.67 to $16.40	135,468	0.78%	0.00% to 1.50%	13.00% to 15.41%
2003	10,747	$8.55 to $14.33	128,075	0.58%	0.25% to 1.50%	23.02% to 24.66%
2002	11,666	$6.95 to $11.58	114,492	0.20%	0.00% to 1.50%	-26.01% to -25.15%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING UBS U.S. Large Cap Equity Portfolio - Service Class
2006	-	$11.05	$ 3	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Small Cap Growth Portfolio - Service Class
2006	2	$9.70 to $9.76	24	(e)	0.40% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Adviser Class
2006	13	$11.98	151	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Service Class
2006	6,763	$12.38 to $16.94	100,241	0.74%	0.30% to 1.95%	13.56% to 15.52%
2005	7,429	$11.46 to $14.77	98,136	0.60%	0.00% to 1.50%	1.97% to 3.10%
2004	5,605	$11.21 to $14.42	71,730	-	0.40% to 1.95%	15.01% to 16.27%
2003	2,951	$10.46 to $12.47	32,018	0.89%	0.40% to 1.50%	27.74% to 28.90%
2002	983	$8.29 to $8.35	8,175	(a)	0.55% to 1.50%	(a)
ING Van Kampen Equity and Income Portfolio - Adviser Class
2006	2	$11.38	21	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2006	31,545	$11.77 to $12.63	$ 378,557	1.93%	0.00% to 1.95%	6.18% to 12.67%
2005	31,676	$10.66 to $11.21	344,729	(d)	0.00% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity and Income Portfolio - Service Class
2006	3	$12.33 to $39.49	90	2.00%	0.60% to 1.25%	10.98% to 11.31%
2005	-	$11.11 to $34.76	13	-	1.00% to 1.25%	6.42% to 6.69%
2004	105	$10.44 to $33.04	2,372	0.37%	0.55% to 1.50%	8.97% to 9.99%
2003	50	$9.55 to $30.04	911	0.14%	0.55% to 1.50%	25.13% to 26.26%
2002	42	$7.61 to $23.76	474	(a)	0.60% to 1.50%	(a)
ING VP Strategic Allocation Conservative Portfolio - Class I
2006	2,335	$11.41 to $20.00	39,520	2.61%	0.00% to 1.95%	6.22% to 8.40%
2005	4,513	$10.97 to $18.82	73,683	1.50%	0.00% to 1.70%	3.09% to 4.67%
2004	4,481	$10.67 to $18.08	70,666	1.25%	0.00% to 1.55%	8.56% to 9.97%
2003	4,016	$10.24 to $16.55	58,446	1.48%	0.25% to 1.50%	17.67% to 19.12%
2002	3,907	$8.84 to $13.98	47,846	2.59%	0.00% to 1.50%	-10.89% to -9.85%
ING VP Strategic Allocation Growth Portfolio - Class I
2006	4,732	$11.07 to $22.35	88,592	1.35%	0.00% to 1.95%	11.01% to 13.22%
2005	4,786	$11.29 to $19.77	81,185	1.18%	0.00% to 1.70%	2.45% to 6.19%
2004	5,143	$10.83 to $18.78	81,653	1.05%	0.00% to 1.55%	10.31% to 14.79%
2003	4,838	$9.86 to $16.92	69,833	0.88%	0.25% to 1.50%	22.46% to 23.96%
2002	4,739	$7.99 to $13.73	56,046	1.75%	0.00% to 1.50%	-15.04% to -14.06%
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	4,726	$11.34 to $20.93	82,807	1.80%	0.00% to 1.60%	9.37% to 11.21%
2005	2,405	$10.68 to $18.45	39,166	2.10%	0.00% to 1.70%	2.19% to 3.83%
2004	2,282	$10.48 to $17.77	36,460	1.81%	0.00% to 1.55%	6.38% to 7.76%
2003	2,238	$10.18 to $16.50	33,837	2.30%	0.25% to 1.50%	11.92% to 13.28%
2002	2,347	$10.23 to $14.66	31,610	3.44%	0.00% to 1.50%	-5.77% to -4.68%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth and Income Portfolio - Class I
2006	80,060	$10.30 to $325.50	$ 1,940,188	1.15%	0.00% to 1.95%	12.51% to 14.17%
2005	91,075	$9.09 to $287.09	1,975,255	1.00%	0.00% to 1.50%	6.51% to 8.13%
2004	108,588	$8.47 to $267.99	2,182,323	2.32%	0.00% to 1.50%	6.78% to 21.16%
2003	121,775	$7.87 to $249.58	2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
2002	139,292	$6.29 to $199.83	2,141,418	0.84%	0.00% to 1.50%	-26.11% to -25.25%
ING GET U.S. Core Portfolio - Series 1
2006	89	$11.21	995	2.42%	1.25%	6.36%
2005	136	$10.54	1,438	2.18%	1.25%	0.29%
2004	212	$10.51	2,224	0.70%	1.25%	2.24%
2003	231	$10.28	2,378	(b)	1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 2
2006	704	$10.71 to $10.86	7,605	2.96%	1.00% to 1.50%	5.00% to 5.54%
2005	1,090	$10.15 to $10.29	11,168	2.66%	1.00% to 1.65%	-0.78% to -0.10%
2004	1,821	$10.23 to $10.31	18,726	0.11%	1.00% to 1.65%	1.99% to 2.59%
2003	2,055	$10.03 to $10.05	20,639	(b)	1.05% to 1.65%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 3
2006	2,678	$10.30 to $10.52	27,885	2.54%	1.00% to 1.75%	4.46% to 5.31%
2005	3,740	$9.86 to $9.99	37,121	2.01%	1.00% to 1.75%	-1.00% to -0.20%
2004	5,300	$9.95 to $10.02	52,924	-	1.00% to 1.75%	-0.40% to 0.20%
2003	21	$9.99 to $10.00	207	(b)	0.80% to 1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 5
2006	59	$11.55	685	1.94%	1.75%	9.27%
2005	61	$10.57	645	0.89%	1.75%	0.96%
2004	66	$10.47	696	(c)	1.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2006	356	$11.04 to $11.05	$ 3,931	2.33%	1.75%	8.55% to 8.65%
2005	454	$10.17	4,616	0.39%	1.75%	0.89%
2004	556	$10.08	5,605	(c)	1.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 7
2006	325	$10.90 to $11.05	3,556	2.41%	1.00% to 1.75%	8.35% to 9.19%
2005	391	$10.06 to $10.12	3,939	0.05%	1.00% to 1.75%	0.60% to 1.10%
2004	402	$10.00	4,017	(c)	1.00% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 8
2006	137	$10.98 to $10.99	1,507	1.77%	1.75%	8.71% to 8.81%
2005	154	$10.10	1,556	(d)	1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 9
2006	16	$10.79 to $10.80	168	1.48%	1.75%	8.22%
2005	22	$9.97 to $9.98	220	(d)	1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 10
2006	7	$10.76	76	0.84%	1.75%	7.82%
2005	11	$9.98	107	(d)	1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2006	4	$10.62	$ 47	0.08%	1.75%	5.99% to 6.09%
2005	8	$10.01 to $10.02	80	(d)	1.15% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Global Science and Technology Portfolio - Class I
2006	8,763	$4.14 to $13.50	37,594	0.00%	0.00% to 1.60%	5.60% to 7.21%
2005	10,034	$3.92 to $11.04	40,552	-	0.00% to 1.50%	10.06% to 11.83%
2004	11,027	$3.56 to $10.00	40,737	-	0.00% to 1.50%	-2.73% to 132.01%
2003	12,668	$3.64 to $10.26	47,295	-	0.25% to 1.50%	43.36% to 45.25%
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
ING VP Growth Portfolio - Class I
2006	4,698	$5.88 to $16.86	67,837	0.06%	0.00% to 1.50%	1.12% to 2.69%
2005	5,519	$5.81 to $16.49	78,900	0.68%	0.00% to 1.50%	7.77% to 9.38%
2004	6,937	$5.37 to $15.14	89,883	0.12%	0.00% to 1.50%	5.63% to 6.92%
2003	7,779	$5.06 to $14.18	95,972	-	0.25% to 1.50%	28.43% to 30.14%
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
ING VP Index Plus LargeCap Portfolio - Class I
2006	26,449	$9.36 to $23.55	539,452	1.08%	0.00% to 1.95%	12.29% to 14.59%
2005	29,222	$11.05 to $20.64	532,133	1.22%	0.00% to 1.85%	3.46% to 5.37%
2004	32,461	$10.67 to $19.66	562,520	0.99%	0.00% to 1.95%	8.92% to 10.32%
2003	31,590	$9.74 to $17.85	503,421	1.04%	0.25% to 1.50%	24.22% to 25.85%
2002	29,577	$8.36 to $14.03	378,460	0.24%	0.00% to 1.50%	-22.70% to -21.80%
ING VP Index Plus LargeCap Portfolio - Class S
2006	1	$11.63	7	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus MidCap Portfolio - Class I
2006	18,518	$12.68 to $25.09	$ 421,728	0.62%	0.00% to 1.95%	7.28% to 9.43%
2005	19,654	$12.22 to $23.22	416,465	0.44%	0.00% to 1.95%	9.08% to 11.15%
2004	18,764	$11.22 to $20.56	361,470	0.40%	0.00% to 1.85%	14.85% to 16.29%
2003	14,056	$10.18 to $17.68	233,761	0.39%	0.25% to 1.50%	30.49% to 32.14%
2002	11,364	$12.33 to $13.38	144,261	0.45%	0.00% to 1.50%	-13.40% to -12.40%
ING VP Index Plus MidCap Portfolio - Class S
2006	4	$11.19	43	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus SmallCap Portfolio - Class I
2006	10,525	$13.03 to $20.09	189,877	0.41%	0.00% to 1.95%	11.75% to 13.78%
2005	11,258	$12.34 to $17.88	182,246	0.30%	0.00% to 1.85%	5.65% to 7.65%
2004	10,466	$11.68 to $16.34	158,486	0.15%	0.00% to 1.85%	20.22% to 21.76%
2003	7,540	$10.20 to $13.42	93,931	17.00%	0.25% to 1.50%	34.15% to 35.83%
2002	5,909	$8.96 to $9.88	54,579	0.17%	0.00% to 1.50%	-14.50% to -13.51%
ING VP Index Plus SmallCap Portfolio - Class S
2006	5	$11.44	52	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Equity Portfolio - Class I
2006	1,702	$9.49 to $17.15	22,626	1.57%	0.00% to 1.50%	21.63% to 23.43%
2005	1,504	$7.77 to $14.05	16,979	0.92%	0.00% to 1.50%	1.92% to 16.90%
2004	1,509	$6.71 to $12.18	14,340	1.20%	0.00% to 1.50%	15.42% to 32.77%
2003	1,451	$5.79 to $10.52	11,933	1.01%	0.25% to 1.50%	30.10% to 31.82%
2002	1,316	$4.43 to $6.40	8,248	0.22%	0.00% to 1.50%	-27.77% to -26.93%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Equity Portfolio - Class S
2006	1	$12.96	$ 18	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Small Company Portfolio - Class I
2006	6,886	$13.75 to $29.99	169,087	0.39%	0.00% to 1.50%	15.06% to 16.80%
2005	7,440	$12.03 to $25.78	158,729	0.14%	0.00% to 1.50%	8.64% to 10.28%
2004	9,070	$11.02 to $23.47	175,779	0.28%	0.00% to 1.50%	12.69% to 14.09%
2003	9,733	$9.73 to $20.60	167,432	0.25%	0.25% to 1.50%	35.44% to 37.18%
2002	9,115	$7.15 to $14.86	115,085	0.48%	0.00% to 1.50%	-24.37% to -23.50%
ING VP Small Company Portfolio - Class S
2006	1	$11.80	11	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Value Opportunity Portfolio - Class I
2006	4,980	$11.84 to $23.34	96,810	1.43%	0.00% to 1.60%	14.29% to 16.06%
2005	5,822	$10.27 to $20.11	97,980	1.77%	0.00% to 1.50%	5.44% to 7.03%
2004	6,985	$9.66 to $18.79	110,369	0.80%	0.00% to 1.50%	8.48% to 9.86%
2003	8,963	$8.85 to $17.11	133,176	0.77%	0.25% to 1.50%	22.79% to 24.30%
2002	9,633	$9.09 to $13.82	115,345	0.46%	0.00% to 1.50%	-27.07% to -26.22%
ING VP Financial Services Portfolio - Class I
2006	263	$13.63 to $14.20	3,621	1.26%	0.40% to 1.50%	15.70% to 16.81%
2005	66	$11.78 to $12.17	790	1.22%	0.60% to 1.50%	6.38% to 6.90%
2004	17	$11.12 to $11.44	194	(c)	0.75% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Value Portfolio - Class I
2006	7,376	$14.78 to $18.51	$ 123,753	2.42%	0.30% to 1.55%	27.45% to 29.01%
2005	5,941	$12.35 to $14.45	78,444	2.43%	0.00% to 1.55%	7.82% to 9.15%
2004	4,834	$11.49 to $13.33	58,379	1.23%	0.30% to 1.50%	15.63% to 16.94%
2003	3,157	$10.17 to $11.47	32,591	1.19%	0.40% to 1.50%	27.92% to 29.37%
2002	1,603	$7.95 to $8.07	12,825	0.86%	0.45% to 1.50%	-16.56% to -16.17%
ING VP International Value Portfolio - Class S
2006	5	$13.36	60	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP MidCap Opportunities Portfolio - Class I
2006	509	$11.77 to $12.55	6,141	0.00%	0.40% to 1.50%	6.21% to 7.25%
2005	467	$11.08 to $12.83	5,277	-	0.50% to 1.50%	0.87% to 9.78%
2004	536	$10.19 to $11.43	5,546	-	0.55% to 1.50%	9.81% to 20.57%
2003	447	$9.28 to $9.50	4,191	-	0.55% to 1.50%	34.69% to 35.91%
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
ING VP MidCap Opportunities Portfolio - Class S
2006	-	$11.20	3	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Real Estate Portfolio - Class I
2006	4,158	$16.05 to $21.28	86,706	2.35%	0.30% to 1.50%	34.18% to 35.59%
2005	3,048	$15.04 to $15.75	47,193	2.69%	0.00% to 1.50%	10.81% to 11.90%
2004	1,960	$13.58 to $13.95	27,225	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class I
2006	1,122	$8.77 to $13.46	$ 10,191	0.00%	0.40% to 1.50%	10.87% to 12.17%
2005	1,146	$7.91 to $8.97	9,331	-	0.40% to 1.50%	1.86% to 8.64%
2004	1,087	$7.36 to $8.08	8,178	-	0.40% to 1.50%	8.53% to 16.59%
2003	1,170	$6.78 to $6.96	8,045	-	0.40% to 1.50%	36.69% to 38.10%
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
ING VP SmallCap Opportunities Portfolio - Class S
2006	1	$11.50	10	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Balanced Portfolio - Class I
2006	24,020	$11.74 to $38.67	588,364	2.43%	0.00% to 1.95%	7.84% to 9.99%
2005	27,567	$11.37 to $35.49	637,454	2.34%	0.00% to 1.50%	2.69% to 4.25%
2004	30,971	$11.05 to $34.36	692,148	1.99%	0.00% to 1.50%	7.78% to 9.12%
2003	31,363	$10.22 to $31.70	659,370	1.96%	0.25% to 1.50%	17.10% to 18.62%
2002	32,476	$10.03 to $26.92	597,925	1.06%	0.00% to 1.50%	-11.64% to -10.62%
ING VP Intermediate Bond Portfolio - Class I
2006	19,472	$10.56 to $87.81	400,146	3.99%	0.00% to 1.95%	2.02% to 4.12%
2005	19,951	$10.32 to $76.25	405,018	3.79%	0.00% to 1.90%	1.37% to 3.16%
2004	20,579	$10.21 to $74.70	407,745	1.50%	0.00% to 1.95%	3.31% to 4.59%
2003	20,885	$10.04 to $71.97	408,185	1.72%	0.25% to 1.50%	4.71% to 6.06%
2002	24,208	$13.07 to $68.41	458,178	3.22%	0.00% to 1.50%	6.72% to 7.96%
ING VP Intermediate Bond Portfolio - Class S
2006	1	$10.05	12	(e)	0.35%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Money Market Portfolio - Class I
2006	19,298	$10.51 to $53.71	$ 362,772	2.23%	0.00% to 1.50%	3.32% to 4.92%
2005	14,234	$10.15 to $51.39	210,711	1.20%	0.00% to 1.50%	1.47% to 3.03%
2004	14,934	$9.98 to $50.07	216,952	1.09%	0.00% to 1.50%	-0.49% to 0.76%
2003	17,666	$10.00 to $49.72	257,477	1.79%	0.25% to 1.50%	-0.61% to .66%
2002	23,887	$11.78 to $49.45	368,846	3.78%	0.00% to 1.50%	0.11% to 1.27%
ING VP Natural Resources Trust
2006	2,618	$16.33 to $34.00	72,981	0.00%	0.00% to 1.50%	19.95% to 21.73%
2005	2,489	$17.05 to $27.93	57,780	0.04%	0.00% to 1.50%	21.91% to 42.86%
2004	1,267	$12.03 to $19.55	20,790	0.82%	0.00% to 1.50%	11.01% to 30.41%
2003	940	$10.76 to $17.40	13,971	-	0.25% to 1.50%	28.54% to 30.12%
2002	1,022	$8.30 to $13.46	11,897	0.18%	0.00% to 1.50%	-3.56% to -2.54%
Janus Adviser Balanced Fund - Class S
2006	-	$13.28	1	1.49%	1.00%	9.30%
2005	-	$12.15	1	-	1.00%	6.58%
2004	-	$11.40	-	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2006	14	$12.22 to $29.45	394	1.90%	0.40% to 1.45%	9.10% to 10.17%
2005	20	$12.45 to $26.93	508	0.01%	0.50% to 1.50%	6.38% to 7.28%
2004	16,735	$10.06 to $26.46	356,943	2.17%	0.00% to 1.95%	6.91% to 8.29%
2003	19,201	$9.36 to $24.66	385,094	2.22%	0.25% to 1.50%	12.34% to 13.76%
2002	19,717	$8.29 to $21.87	353,540	2.57%	0.00% to 1.50%	-7.84% to -6.77%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2006	6	$14.25 to $21.18	114	4.37%	0.50% to 1.25%	2.97% to 3.71%
2005	7	$14.34 to $20.57	146	0.02%	0.55% to 1.25%	0.73% to 1.39%
2004	4,497	$10.30 to $21.35	78,169	5.55%	0.00% to 1.50%	2.39% to 3.69%
2003	5,268	$10.03 to $20.59	89,994	4.83%	0.25% to 1.50%	4.82% to 6.09%
2002	5,626	$12.74 to $19.53	92,271	4.52%	0.00% to 1.50%	8.83% to 10.09%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2006	8	$11.96 to $22.00	$ 148	0.43%	0.50% to 1.40%	9.82% to 10.86%
2005	11	$9.95 to $18.49	185	-	0.30% to 1.40%	2.84% to 3.90%
2004	12,324	$9.60 to $19.79	199,501	0.13%	0.00% to 1.50%	2.98% to 4.25%
2003	15,153	$9.27 to $19.13	239,988	0.09%	0.25% to 1.50%	29.72% to 31.47%
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2006	19	$15.92 to $26.46	466	0.00%	0.25% to 1.45%	11.97% to 13.37%
2005	22	$14.12 to $23.58	489	-	0.25% to 1.50%	10.59% to 11.99%
2004	25,472	$10.94 to $24.72	458,336	-	0.00% to 1.50%	18.99% to 20.42%
2003	30,177	$9.11 to $20.68	459,241	-	0.25% to 1.50%	33.11% to 34.86%
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2006	15	$12.54 to $28.51	353	1.61%	0.45% to 1.25%	16.74% to 17.68%
2005	19	$10.68 to $21.50	381	-	0.30% to 1.25%	4.57% to 5.53%
2004	24,107	$9.48 to $23.32	425,591	0.95%	0.00% to 1.50%	3.20% to 4.47%
2003	31,018	$9.09 to $22.51	536,188	1.06%	0.25% to 1.50%	22.11% to 23.74%
2002	36,207	$7.94 to $18.36	513,443	0.87%	0.00% to 1.50%	-26.61% to -25.61%
Legg Mason Value Trust, Inc. - Primary Class
2006	125	$12.08	1,514	0.00%	1.05%	4.77%
2005	115	$11.53	1,329	(d)	1.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
LKCM Aquinas Growth Fund
2006	17	$10.87	183	(e)	0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Lord Abbett Affiliated Fund - Class A
2006	95	$12.89 to $13.39	$ 1,244	1.35%	0.45% to 1.75%	15.73% to 16.71%
2005	66	$11.19 to $11.37	747	1.86%	0.75% to 1.60%	1.81% to 2.44%
2004	20	$11.02 to $11.10	222	(c)	0.65% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2006	75	$13.96 to $16.97	1,081	0.56%	0.50% to 1.75%	10.36% to 11.81%
2005	63	$12.65 to $15.26	818	0.54%	0.50% to 1.75%	6.47% to 7.65%
2004	24	$11.91 to $14.25	290	(c)	0.50% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Lord Abbett Small-Cap Value Fund - Class A
2006	88	$15.44 to $15.91	1,379	0.00%	0.70% to 1.75%	18.40% to 19.56%
2005	74	$13.04 to $13.31	980	-	0.70% to 1.75%	11.41% to 12.42%
2004	45	$11.74 to $11.84	530	(c)	0.65% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2006	10,542	$12.67 to $13.95	142,215	1.27%	0.40% to 1.95%	14.99% to 16.74%
2005	10,457	$11.40 to $12.44	122,782	1.01%	0.45% to 1.50%	0.17% to 2.84%
2004	9,581	$11.21 to $11.85	109,667	1.07%	0.45% to 1.95%	10.99% to 14.71%
2003	4,951	$10.10 to $10.44	50,532	0.93%	0.45% to 1.50%	28.99% to 30.39%
2002	1,545	$7.83 to $7.93	12,172	1.05%	0.55% to 1.50%	-19.17% to -18.81%
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2006	10,067	$12.72 to $18.67	156,234	0.50%	0.25% to 1.50%	10.54% to 11.88%
2005	10,499	$12.93 to $16.80	147,309	0.51%	0.30% to 1.50%	6.67% to 7.94%
2004	7,424	$12.45 to $15.68	96,241	0.40%	0.00% to 1.50%	22.18% to 36.28%
2003	2,735	$10.19 to $12.77	28,509	0.67%	0.45% to 1.50%	22.92% to 24.05%
2002	1,213	$8.29 to $8.41	10,124	1.08%	0.55% to 1.50%	-10.91% to -10.64%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Massachusetts Investors Growth Stock Fund - Class A
2006	52	$11.38 to $11.61	$ 596	0.00%	0.80% to 1.50%	6.37% to 6.61%
2005	39	$10.79 to $10.89	421	(f)	0.80% to 1.30%	(f)
2004	17	$10.55 to $10.58	180	(c)	0.70% to 0.95%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
MFS® Total Return Series - Initial Class
2006	4,962	$16.26 to $16.40	81,020	2.29%	1.00% to 1.10%	10.69% to 10.81%
2005	5,612	$14.69 to $14.80	82,747	1.99%	1.00% to 1.10%	1.66% to 1.79%
2004	5,159	$14.45 to $14.54	74,758	1.56%	1.00% to 1.10%	10.14% to 10.24%
2003	4,414	$13.12 to $13.19	58,033	1.66%	1.00% to 1.10%	14.99% to 15.20%
2002	3,443	$11.41 to $11.45	39,338	1.50%	1.00% to 1.10%	-6.21% to -6.11%
Moderate Allocation Portfolio
2006	2	$12.71	25	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
Neuberger Berman Socially Responsive Fund® - Trust Class
2006	48	$10.68 to $10.77	519	(e)	0.40% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
New Perspective Fund®, Inc. - Class R-3
2006	83	$14.18 to $14.75	1,204	1.64%	0.20% to 1.55%	18.17% to 19.17%
2005	40	$12.16 to $12.36	486	1.45%	0.25% to 1.10%	9.98% to 10.56%
2004	18	$11.12 to $11.17	204	(c)	0.30% to 0.80%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

New Perspective Fund®, Inc. - Class R-4
2006	1,896	$13.57 to $15.13	$ 27,925	1.55%	0.30% to 1.50%	18.09% to 19.46%
2005	1,760	$11.44 to $12.78	22,033	1.87%	0.00% to 1.50%	9.56% to 10.64%
2004	762	$11.30 to $11.66	8,638	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Capital Appreciation Fund - Class A
2006	36	$11.24 to $11.54	414	0.00%	0.55% to 1.45%	6.62% to 6.79%
2005	30	$10.65 to $10.76	316	0.75%	0.70% to 1.25%	3.40% to 3.96%
2004	21	$10.27 to $10.36	217	(c)	0.65% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Developing Markets Fund - Class A
2006	3,743	$17.39 to $52.76	163,882	1.30%	0.30% to 1.75%	23.14% to 24.56%
2005	3,268	$17.98 to $41.82	115,468	1.74%	0.50% to 1.65%	38.95% to 40.45%
2004	1,557	$12.94 to $29.69	37,377	2.10%	0.55% to 1.65%	31.71%
2003	429	$14.57	6,248	4.56%	1.00%	63.52%
2002	145	$8.91	1,294	2.50%	1.00%	-2.58%
Oppenheimer Global Fund - Class A
2006	7	$19.08	130	0.95%	1.00%	16.20%
2005	3	$16.42	50	-	1.00%	12.70%
2004	-	$14.57	4	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Main Street Fund® - Class A
2006	14	$12.37 to $12.85	175	1.53%	0.45% to 1.75%	13.25% to 13.86%
2005	2	$11.02 to $11.14	22	-	0.90% to 1.45%	4.80%
2004	1	$10.56 to $10.63	13	(c)	0.90% to 1.60%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Oppenheimer Aggressive Growth Fund/VA
2006	-	$10.42	$ 1	0.00%	1.25%	1.66%
2005	-	-	3	-	-	-
2004	-	-	3	-	1.25%	-
2003	-	-	4	-	1.25%	-
2002	-	-	3	(a)	1.25%	(a)
Oppenheimer Global Securities/VA
2006	32	$14.74 to $25.34	765	1.02%	0.45% to 1.80%	16.01% to 17.15%
2005	35	$12.74 to $21.63	711	2.11%	0.45% to 1.85%	12.61% to 13.78%
2004	22,250	$11.36 to $19.26	410,368	1.10%	0.00% to 1.80%	17.37% to 18.89%
2003	16,092	$10.51 to $16.20	251,043	0.55%	0.25% to 1.50%	40.97% to 43.00%
2002	10,640	$10.74 to $11.36	117,400	0.51%	0.00% to 1.50%	-23.30% to -22.41%
Oppenheimer Main Street Fund®/VA
2006	13	$9.60 to $10.78	123	1.67%	1.25% to 1.50%	13.34% to 13.59%
2005	-	-	41	-	-	-
2004	-	-	43	-	1.25% to 1.50%	-
2003	-	-	32	-	1.25% to 1.50%	-
2002	-	-	28	(a)	1.25% to 1.50%	(a)
Oppenheimer Main Street Small Cap Fund®/VA
2006	351	$13.26 to $15.26	4,722	0.10%	0.30% to 1.50%	13.33% to 14.43%
2005	89	$11.70 to $13.40	1,052	2.38%	0.50% to 1.50%	8.62%
2004	-	$12.30	5	(c)	1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Strategic Bond Fund/VA
2006	8	$14.81 to $16.02	128	3.91%	0.55% to 1.45%	5.94% to 6.87%
2005	11	$13.98 to $15.10	154	9.58%	0.45% to 1.45%	1.16% to 2.17%
2004	3,306	$10.88 to $14.98	47,078	4.44%	0.00% to 1.95%	7.08% to 8.47%
2003	2,470	$10.31 to $13.81	32,607	5.57%	0.25% to 1.50%	16.27% to 17.73%
2002	1,474	$11.06 to $11.73	16,662	6.58%	0.00% to 1.50%	5.84% to 7.07%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pax World Balanced Fund, Inc.
2006	4,112	$11.83 to $12.90	$ 50,097	1.66%	0.30% to 1.75%	9.03% to 10.07%
2005	4,818	$10.85 to $11.76	54,353	1.65%	0.00% to 1.65%	3.72% to 4.87%
2004	1,550	$10.45 to $11.12	16,523	0.96%	0.55% to 1.65%	11.98% to 12.45%
2003	378	$9.43 to $9.56	3,605	1.04%	0.85% to 1.25%	15.85% to 16.30%
2002	195	$8.14 to $8.22	1,605	1.68%	0.85% to 1.25%	-9.77%
PIMCO Real Return Portfolio - Administrative Class
2006	2,338	$10.15 to $11.19	25,436	4.36%	0.00% to 1.50%	-0.74% to 0.36%
2005	2,096	$10.52 to $11.10	22,843	3.20%	0.40% to 1.50%	0.56% to 1.48%
2004	882	$10.43 to $10.83	9,519	(c)	0.60% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Fund - Class A
2006	3	$15.26	46	1.12%	1.00%	15.26%
2005	2	$13.24	25	-	1.00%	5.33%
2004	-	$12.57	1	(c)	1.00%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer High Yield Fund - Class A
2006	161	$11.33 to $11.78	1,880	4.89%	0.40% to 1.75%	8.63% to 10.10%
2005	70	$10.43 to $10.69	742	4.75%	0.45% to 1.75%	0.67% to 1.72%
2004	42	$10.38 to $10.48	437	(c)	0.60% to 1.65%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Equity Income VCT Portfolio - Class I
2006	8,116	$13.06 to $17.75	119,307	2.59%	0.35% to 1.95%	20.07% to 22.02%
2005	5,640	$11.48 to $14.64	69,926	2.66%	0.30% to 1.60%	3.28% to 5.40%
2004	2,471	$11.02 to $13.99	28,279	2.17%	0.00% to 1.95%	14.64% to 17.70%
2003	1,096	$9.61 to $12.14	10,691	2.39%	0.45% to 1.50%	20.73% to 21.93%
2002	472	$7.96 to $8.07	3,782	2.54%	0.55% to 1.50%	-16.99% to -16.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pioneer Fund VCT Portfolio - Class I
2006	772	$12.05 to $13.90	$ 9,713	1.36%	0.15% to 1.70%	14.87% to 16.00%
2005	409	$10.49 to $11.52	4,548	1.37%	0.50% to 1.50%	4.59% to 5.60%
2004	256	$10.03 to $10.94	2,601	1.16%	0.55% to 1.50%	9.62% to 10.60%
2003	165	$9.15 to $9.37	1,522	1.13%	0.55% to 1.50%	21.84% to 23.13%
2002	57	$7.51 to $7.61	432	1.24%	0.55% to 1.50%	-20.16% to -19.80%
Pioneer High Yield VCT Portfolio - Class I
2006	1,065	$11.36 to $11.75	12,297	5.72%	0.40% to 1.50%	6.92% to 8.10%
2005	646	$10.67 to $10.94	6,949	5.69%	0.00% to 1.50%	0.38% to 1.31%
2004	419	$10.63 to $11.03	4,468	(c)	0.65% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Mid Cap Value VCT Portfolio - Class I
2006	4,709	$12.36 to $19.37	81,306	1.03%	0.15% to 1.80%	10.82% to 12.13%
2005	4,927	$12.39 to $17.38	77,468	0.33%	0.00% to 1.60%	6.17% to 7.30%
2004	3,402	$11.67 to $16.27	49,664	0.27%	0.00% to 1.60%	20.27% to 21.91%
2003	983	$10.27 to $13.46	11,735	0.16%	0.55% to 1.50%	35.44% to 36.73%
2002	245	$8.70 to $8.82	2,143	0.33%	0.55% to 1.50%	-12.53% to -12.05%
T. Rowe Price Mid-Cap Value Fund - R Class
2006	69	$14.34 to $14.85	1,010	0.61%	0.35% to 1.55%	18.15% to 19.08%
2005	63	$12.20 to $12.42	775	0.29%	0.50% to 1.45%	5.72% to 6.70%
2004	53	$11.54 to $11.64	619	(c)	0.50% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
T. Rowe Price Value Fund - Advisor Class
2006	3	$11.45	30	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Templeton Foreign Fund - Class A
2006	59	$14.54 to $15.06	$ 876	2.28%	0.55% to 1.75%	18.01% to 19.06%
2005	51	$12.36 to $12.59	637	1.84%	0.70% to 1.65%	8.80% to 9.86%
2004	39	$11.36 to $11.46	450	(c)	0.65% to 1.65%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Templeton Growth Fund, Inc. - Class A
2006	48	$11.63 to $14.66	693	2.24%	0.85% to 1.70%	19.95% to 20.69%
2005	31	$11.98 to $12.15	371	2.78%	0.80% to 1.55%	6.83% to 7.00%
2004	5	$11.26 to $11.31	61	(c)	0.95% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Templeton Global Bond Fund - Class A
2006	2,522	$11.13 to $19.67	33,054	5.57%	0.00% to 1.50%	11.73% to 12.85%
2005	1,327	$11.07 to $16.96	15,341	5.36%	0.50% to 1.50%	-3.59% to -4.49%
2004	572	$11.59 to $17.55	6,775	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
The Growth Fund of America® - Class R-3
2006	584	$10.67 to $13.63	7,813	0.76%	0.20% to 1.55%	8.89% to 10.29%
2005	319	$12.04 to $12.34	3,894	0.65%	0.25% to 1.55%	12.28% to 13.54%
2004	122	$10.74 to $10.86	1,320	(c)	0.30% to 1.45%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
The Growth Fund of America® - Class R-4
2006	14,655	$12.90 to $13.73	196,584	0.91%	0.30% to 1.50%	9.29% to 10.56%
2005	11,850	$11.74 to $12.54	145,130	0.93%	0.00% to 1.50%	12.50% to 13.63%
2004	4,738	$10.80 to $11.14	51,341	(c)	0.45% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

The Income Fund of America® - Class R-3
2006	77	$13.12 to $13.65	$ 1,032	3.12%	0.20% to 1.55%	18.13% to 19.60%
2005	26	$11.14 to $11.38	295	3.46%	0.30% to 1.45%	1.73% to 2.71%
2004	10	$10.97 to $11.08	110	(c)	0.30% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
UBS U.S. Small Cap Growth Fund - Class A
2006	22	$11.88 to $12.16	265	0.00%	0.70% to 1.50%	7.30% to 7.61%
2005	6	$11.20 to $11.30	73	-	0.70% to 1.20%	5.51%
2004	4	$10.71	48	(c)	0.70%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Diversified Value Portfolio
2006	7	$14.09 to $14.49	100	(g)	0.95% to 2.00%	(g)
2005	5	$12.09 to $12.25	63	(d)	1.25% to 2.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
Equity Income Portfolio
2006	17	$13.48 to $13.81	235	1.93%	1.10% to 2.00%	19.36%
2005	21	$11.39 to $11.57	240	2.23%	1.10% to 2.05%	2.41% to 3.03%
2004	18	$11.19 to $11.23	208	(c)	1.10% to 1.65%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Small Company Growth Portfolio
2006	1	$12.51 to $12.86	18	(g)	0.95% to 2.00%	(g)
2005	-	$11.57 to $11.72	-	(d)	1.25% to 2.05%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Wanger Select
2006	1,756	$14.45 to $15.37	$ 26,052	0.25%	0.15% to 1.50%	17.90% to 19.00%
2005	559	$12.40 to $12.94	6,985	-	0.60% to 1.50%	8.87% to 9.69%
2004	195	$11.39 to $11.85	2,227	(c)	0.70% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wanger U.S. Smaller Companies
2006	1,254	$12.52 to $14.27	17,111	0.22%	0.15% to 1.50%	6.31% to 7.30%
2005	725	$12.66 to $13.34	9,257	-	0.00% to 1.50%	9.61% to 10.66%
2004	186	$11.55 to $12.12	2,155	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Washington Mutual Investors FundSM, Inc. - Class R-3
2006	301	$12.52 to $13.02	3,858	1.62%	0.20% to 1.55%	15.82% to 17.24%
2005	198	$10.81 to $11.09	2,177	1.64%	0.25% to 1.55%	1.78% to 2.88%
2004	115	$10.66 to $10.77	1,232	(c)	0.30% to 1.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Washington Mutual Investors FundSM, Inc. - Class R-4
2006	6,828	$12.38 to $13.21	88,156	1.90%	0.30% to 1.50%	16.17% to 17.48%
2005	5,985	$10.60 to $11.29	66,271	2.09%	0.40% to 1.50%	1.94% to 2.95%
2004	3,309	$10.80 to $11.08	35,859	(c)	0.55% to 1.50%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wells Fargo Advantage Small Cap Value Fund - Class A
2006	2	$10.70	21	(e)	1.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

(b)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented.

(c)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.

(d)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented.

(e)	As this investment Division was not available until 2006, this data is not meaningful and therefore is not presented.

(f)	As this investment Division is wholly comprised of new contract bonds at December 31, 2005, this data is not meaningful and therefore is not presented.

(g)	As this investment Division is wholly comprised of new contract bonds at December 31, 2006, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Consolidated Balance Sheets as of
December 31, 2006 and 2005	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2006, 2005, and 2004	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,029.7	$1,037.1	$998.6
Fee income	714.8	609.6	554.3
Premiums	37.5	43.2	38.5
Broker-dealer commission revenue	429.2	378.1	375.0
Net realized capital gains	3.0	22.0	10.8
Other income	15.7	7.7	1.9
Total revenue	2,229.9	2,097.7	1,979.1
Benefits and expenses:
Interest credited and other benefits
to contractowners	783.7	739.6	739.4
Operating expenses	568.3	524.3	459.2
Broker-dealer commission expense	429.2	378.1	375.0
Amortization of deferred policy acquisition
cost and value of business acquired	21.3	159.9	127.4
Interest expense	2.9	1.6	0.6
Total benefits and expenses	1,805.4	1,803.5	1,701.6
Income before income taxes	424.5	294.2	277.5
Income tax expense	122.7	21.5	57.0
Net income	$301.8	$272.7	$220.5

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,150.1 at 2006 and $16,745.3 at 2005)	$15,112.2	$16,740.5
Equity securities, available-for-sale, at fair value
(cost of $233.6 at 2006 and $166.9 at 2005)	251.7	170.1
Mortgage loans on real estate	1,879.3	1,396.0
Policy loans	268.9	262.4
Other investments	398.9	144.6
Securities pledged
(amortized cost of $1,106.2 at 2006 and $1,260.8 at 2005)	1,099.5	1,247.6
Total investments	19,010.5	19,961.2
Cash and cash equivalents	311.2	257.7
Short-term investments under securities loan agreement	283.1	318.1
Accrued investment income	180.4	203.6
Receivables for securities sold	90.1	4.7
Reinsurance recoverable	2,715.4	2,796.7
Deferred policy acquisition costs	623.6	512.4
Value of business acquired	1,342.9	1,294.4
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	45.0	131.0
Due from affiliates	9.1	18.6
Property and equipment	75.1	33.2
Other assets	73.8	49.5
Assets held in separate accounts	43,550.8	35,899.8
Total assets	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$19,995.8	$20,932.8
Payables for securities purchased	42.6	3.1
Payables under securities loan agreement	283.1	318.1
Borrowed money	833.2	941.1
Due to affiliates	82.8	71.9
Current income taxes	59.8	51.1
Deferred income taxes	246.0	183.1
Other liabilities	406.2	312.2
Liabilities related to separate accounts	43,550.8	35,899.8
Total liabilities	65,500.3	58,713.2

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,299.5	4,549.6
Accumulated other comprehensive loss	(14.0)	(5.3)
Retained earnings (deficit)	(1,302.6)	(1,604.4)
Total shareholder's equity	2,985.7	2,942.7
Total liabilities and shareholder's equity	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003
Excluding impact of merger	$2.8	$4,646.5	$116.0	$(2,119.4)	$2,645.9
Impact of merger with affiliate	-	3.8	-	23.9	27.7
Balance at December 31, 2003
Including impact of merger	2.8	4,650.3	116.0	(2,095.5)	2,673.6
Comprehensive income:
Net income	-	-	-	220.5	220.5
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					171.6
Dividends paid	-	(83.5)	-	-	(83.5)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,566.8	67.1	(1,877.1)	2,759.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,604.4)	2,942.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and
FAS No. 158 transition
adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change
in accounting principle ($(0.8) pretax)			(0.5)		(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	$2.8	$4,299.5	$(14.0)	$(1,302.6)	$2,985.7

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$301.8	$272.7	$220.5
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(191.0)	(174.0)	(168.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	25.9	165.8	134.3
Net accretion/decretion of discount/premium	83.8	115.5	155.9
Future policy benefits, claims reserves, and
interest credited	662.5	634.2	621.7
Provision for deferred income taxes	75.6	11.0	46.1
Net realized capital gains	(3.0)	(22.0)	(10.8)
Depreciation	12.6	12.0	12.4
Change in:
Accrued investment income	23.2	(21.6)	(3.1)
Reinsurance recoverable	81.3	104.6	51.0
Other receivable and assets accruals	(20.1)	2.6	26.8
Due to/from affiliates	20.4	4.6	(52.0)
Other payables and accruals	86.3	(49.8)	(2.1)
Other	5.9	3.3	(12.4)
Net cash provided by operating activities	1,165.2	1,058.9	1,020.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,355.2	19,232.3	26,791.6
Equity securities, available-for-sale	91.7	119.8	85.7
Mortgage loans on real estate	197.0	179.0	71.0
Acquisition of:
Fixed maturities, available-for-sale	(8,802.1)	(19,435.9)	(26,789.3)
Equity securities, available-for-sale	(149.1)	(120.4)	(81.6)
Mortgage loans on real estate	(680.3)	(484.8)	(406.7)
Policy loans	(6.5)	0.3	7.6
Other investments	(240.2)	(43.6)	(28.9)
Loans to affiliates	-	-	(175.0)
Purchases of property and equipment, net	(54.5)	(14.2)	(11.7)
Net cash provided by (used in) investing activities	711.2	(567.5)	(537.3)

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,875.7	2,024.2	2,089.9
Maturities and withdrawals from investment contracts	(3,420.7)	(2,237.5)	(1,910.4)
Short-term loans to affiliates	86.0	(106.0)	16.4
Short-term borrowings	(107.9)	(116.3)	(458.5)
Dividends to Parent	(256.0)	(20.5)	(83.5)
Net cash used in financing activities	(1,822.9)	(456.1)	(346.1)
Net increase in cash and cash equivalents	53.5	35.3	136.9
Cash and cash equivalents, beginning of year	257.7	222.4	85.5
Cash and cash equivalents, end of year	$311.2	$257.7	$222.4
Supplemental cash flow information:
Income taxes paid, net	$37.6	$47.1	$17.3
Interest paid	$40.8	$32.0	$22.8

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”), Directed Services LLC (“DSL”), and Northfield Windsor LLC (“NWL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions are the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Consolidated Balance Sheets and Consolidated Statements of Operations give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Total revenue	$594.9	$507.7	$476.0
Net income	35.8	28.2	21.2
Additional paid-in capital:
Dividends paid	25.0	20.5	13.5
Employee share-based payments	0.1	0.2	-

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at 200 Northfield Drive, Windsor, Connecticut that will serve as the principal executive offices of the Company and as corporate offices for other Hartford based operations of the Company and its affiliates (the “Windsor Property”).

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006
Other assets	$74.0	$(0.2)	$73.8
Deferred income taxes	246.3	(0.3)	246.0
Other liabilities	405.6	0.6	406.2
Accumulated other comprehensive loss	(13.5)	(0.5)	(14.0)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $42.6 and $5.7 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

other limited partnerships at the commencement of the first reporting period beginning after December 15, 2006.

EITF 04-5 had no impact on ILIAC as of December 31, 2006, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $7.1 and $5.0, respectively, lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2006 and 2005 was $7.6 and $11.1, respectively, as of December 31, 2006 and 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $2.5 and $5.0 as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged, and was adopted by the Company on January 1, 2007. As a result of implementing SOP 05-1, the Company expects to recognize a cumulative effect of a change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 17.7% and 22.0% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years 2006, 2005, and 2004. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2006, 2005, and 2004, reserve interest rates ranged from 4.9% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005, unrealized capital losses of $7.3 and $8.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.7 billion and $2.8 billion at December 31, 2006 and 2005, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company's individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political
subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$35.7	$0.1	$-	$35.8
U.S. government agencies and authorities	468.4	0.5	8.4	460.5
State, municipalities, and political subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities(1):
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,449.5	32.9	94.0	4,388.4
Commercial mortgage-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
securities pledged	18,006.1	275.2	293.2	17,988.1
Less: securities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,745.3	270.0	274.8	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,912.2	$274.4	$276.0	$16,910.6

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $26.5 and $14.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2006 and 2005, $52.4 and $48.6, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$303.3	$302.5
After one year through five years	2,961.0	2,935.7
After five years through ten years	3,569.0	3,550.6
After ten years	1,373.8	1,421.7
Mortgage-backed securities	6,791.1	6,746.7
Other asset-backed securities	1,258.1	1,254.5
Less: securities pledged	1,106.2	1,099.5
Fixed maturities, excluding securities pledged	$15,150.1	$15,112.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $11.2 and $11.0, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 2.3% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $49.8 and $49.5 in ING proprietary funds as of December 31, 2006 and 2005, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $832.4 and $942.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $833.2 and $941.1 at December 31, 2006 and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2006, the Company did not have any reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

2005
Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	41.8	43.1	56.0	140.9
Total unrealized capital losses	$97.5	$77.0	$118.7	$293.2
Fair value	$5,941.1	$2,790.7	$2,643.6	$11,375.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.0% of the average book value. In addition, this category includes 1,193 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2	$-	-
U.S. corporate	24.4	67	3.9	15	-	-
Foreign	4.2	10	0.3	1	-	-
Residential mortgage-
backed	16.6	76	44.7	82	13.5	53
Other asset-backed	7.0	1	-	-	-	-
Equity securities	0.1	3	-	-	-	-
Total	$58.7	161	$49.0	100	$13.5	53

The above schedule includes $16.1, $43.3, and $13.5, for the years ended December 31, 2006, 2005, and 2004, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $42.6 and $5.7 in write-downs for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the years ended December 31, 2006 and 2005.

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2
U.S. corporate	24.4	67	2.3	13
Foreign	4.2	10	-	-
Residential mortgage-backed	0.6	1	3.3	2
Other asset-backed	7.0	1	-	-
Total	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $687.7 and $470.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$969.0	$978.9	$999.4
Equity securities, available-for-sale	10.5	9.7	7.1
Mortgage loans on real estate	93.6	73.0	56.0
Policy loans	13.2	30.0	8.1
Short-term investments and
cash equivalents	2.4	2.7	2.4
Other	44.5	38.7	10.0
Gross investment income	1,133.2	1,133.0	1,083.0
Less: investment expenses	103.5	95.9	84.4
Net investment income	$1,029.7	$1,037.1	$998.6

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(67.0)	$1.0	$51.8
Equity securities, available-for-sale	9.3	12.4	9.9
Derivatives	(3.9)	17.9	(10.2)
Other	-	(0.3)	1.3
Less: allocation to experience-rated contracts	(64.6)	9.0	42.0
Net realized capital gains	$3.0	$22.0	$10.8
After-tax net realized capital gains	$2.0	$14.3	$7.0

During the year ended December 31, 2006, Net realized capital gains decreased due to the higher other-than-temporary impairments recognized in 2006 and higher losses on derivatives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized capital gains allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $164.5, $240.3, and $233.4, at December 31, 2006, 2005, and 2004, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$6,481.2	$10,062.3	$10,236.3
Gross gains	109.0	161.1	146.9
Gross losses	110.9	93.9	70.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$16,211.7	$16,211.7	$17,988.1	$17,988.1
Equity securities, available-for-sale	251.7	251.7	170.1	170.1
Mortgage loans on real estate	1,879.3	1,852.6	1,396.0	1,386.2
Policy loans	268.9	268.9	262.4	262.4
Cash, cash equivalents, and
short-term investments under
securities loan agreement	594.3	594.3	575.8	575.8
Other investments	398.9	398.9	144.6	144.6
Assets held in separate accounts	43,550.8	43,550.8	35,899.8	35,899.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,475.1	1,529.2	1,772.7	1,886.3
Without a fixed maturity	14,407.2	14,367.8	14,936.4	14,896.0
Derivatives	45.1	45.1	26.7	26.7
Liabilities related to
separate accounts	43,550.8	43,550.8	35,899.8	35,899.8

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$519.6	$-	$6.2

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,277.8	2,060.0	16.4	10.3

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	204.4	126.5	(30.9)	(23.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	756.8	70.5	(2.5)	(1.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	$139.0	$36.0	$0.3	$0.1

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	1,112.0	175.0	5.2	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	N/A*	N/A*	(2.7)	(4.2)

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $344.3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% to 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized capital gains (losses) on available-for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	512.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	$623.6

The estimated amount of DAC to be amortized, net of interest, is $35.7, $38.7, $43.7, $38.7, and $36.1, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% to 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized capital gains (losses) on available-for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,294.4
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	$1,342.9

The estimated amount of VOBA to be amortized, net of interest, is $95.3, $96.6, $105.9, $93.5, and $84.0, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the fixed margins and fees earned on higher average fixed and variable AUM and fewer other-than-temporary impairments. The Company revised certain contractowner withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2006, 2005, and 2004, the Company paid $256.0, $20.5, and $83.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2006, 2005, and 2004, the Company did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $125.7, $228.5, and $217.2, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,434.9 and $1,539.1 as of December 31, 2006 and 2005, respectively.

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.3 billion and $0.7, respectively. As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.7 billion and $0.8, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $3.3 billion and $3.7 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, filed a consolidated federal income tax return as part of the ING AIH affiliated group and was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC’s consolidated group filings with IICA for taxable year 2005, and prior taxable periods, were governed by a federal tax allocation agreement with IICA, whereby ILIAC charged its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credited IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Current tax (benefit) expense:
Federal	$23.3	$4.9	$7.7
State	20.0	4.9	3.2
Total current tax expense	43.3	9.8	10.9
Deferred tax expense:
Federal	79.4	11.7	46.1
Total deferred tax expense	79.4	11.7	46.1
Total income tax expense	$122.7	$21.5	$57.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes	$424.5	$294.2	$277.5
Tax rate	35.0%	35.0%	35%
Income tax at federal statutory rate	148.6	103.0	97.1
Tax effect of:
Dividend received deduction	(36.5)	(25.8)	(9.6)
IRS audit settlement	-	(58.2)	(33.0)
State tax expense	13.0	3.2	2.1
Other	(2.4)	(0.7)	0.4
Income tax expense	$122.7	$21.5	$57.0

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Insurance reserves	$262.0	$275.5
Unrealized gains allocable to
experience-rated contracts	18.3	17.0
Investments	3.5	18.8
Postemployment benefits	74.7	57.7
Compensation	25.1	37.6
Other	19.9	14.2
Total gross assets	403.5	420.8
Deferred tax liabilities:
Value of business acquired	(469.1)	(453.0)
Net unrealized capital gains	(15.9)	(27.3)
Deferred policy acquisition costs	(164.5)	(123.6)
Total gross liabilities	(649.5)	(603.9)
Net deferred income tax liability	$(246.0)	$(183.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a payable of $28.5 to ING AIH under the intercompany tax sharing agreement at December 31, 2006 and a payable of $30.3 to the Internal Revenue Service (“IRS”) at December 31, 2005 for federal income taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $17.2 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the IRS completed its examination of the Company’s returns through tax year 2001. The provision for the year ended December 31, 2005 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company’s positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in early 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $23.8, $22.5, and $18.8, for 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $9.7, $8.9, and $8.0, in 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006 and 2005.

	2006	2005
Change in Benefit Obligation:
Defined benefit obligation, January 1	$106.8	$104.1
Interest cost	5.5	6.0
Benefits paid	(8.3)	(9.7)
Actuarial loss on obligation	(6.3)	6.4
Defined benefit obligation, December 31	$97.7	$106.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2006	2005
Accrued benefit cost	$(97.7)	$(101.8)
Intangible assets	-	0.4
Accumulated other comprehensive income	14.1	17.8
Net amount recognized	$(83.6)	$(83.6)

At December 31, 2006 and 2005, the accumulated benefit obligation was $97.7 and $106.8, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2006 and 2005 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2006	2005
Discount rate at beginning of period	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.9% was the appropriate discount rate as of December 31, 2006, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.9% discount rate will also be used to determine the Company’s 2007 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2006	2005	2004
Discount rate	5.90%	6.00%	6.25%
Rate of increase in compensation levels	4.00%	4.00%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2006 were as indicated above (5.9% discount rate, 4.0% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006, 2005, and 2004, were as follows:

	2006	2005	2004
Interest cost	$5.5	$6.0	$5.9
Net actuarial loss recognized in the year	2.0	1.3	-
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.4	0.3	0.1
Net periodic benefit cost	$8.1	$7.8	$6.2

Cashflows

In 2007, the employer is expected to contribute $13.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2007 through 2011, and thereafter through 2016, are estimated to be $13.5, $13.1, $9.8, $9.4, $8.2, and $25.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2006, 2005, and 2004, were $1.5, $1.4, and $2.5, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $62.2, $61.7, and $58.8, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $175.3, $138.5, and $132.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, net expenses related to the agreement were incurred in the amount of $12.4, $17.8, and $8.6, respectively.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL acts as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commissions were collected in the amount of $429.2, $378.1, and $375.0. Such commissions are, in turn, paid to broker-dealers.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreements with Lion, ING USA, and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amount of $70.8, $46.3, and $37.6, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $8.8, $6.4, and $5.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Investment Advisory and Other Fees

During 2006, 2005, and 2004, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $289.9, $263.0, and $209.2 (excludes fees paid to ING Investment Management Co.) in 2006, 2005, and 2004, respectively. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL.

DSL serves as the investment advisor, transfer agent, and administrator, to ING Investors Trust (the “Trust”), an affiliate. Under a unified fee agreement, DSL provides all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $233.9, $174.6, and $138.2, respectively. At December 31, 2006 and 2005, DSL had $22.1 and $17.2, respectively, receivable from the Trust under the unified fee agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $1.8, $0.7, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively, and earned interest income of $3.3, $1.1, and $1.3, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2006 and 2005, ILIAC had $45.0 and $131.0, respectively, receivable from ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Notes”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2006 and 2005 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with eight unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2006, the Company did not have reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.4 and $17.8 were maintained for this contract as of December 31, 2006 and 2005, respectively.

Reinsurance ceded in force for life mortality risks were $22.4 and $24.2 at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, net receivables were comprised of the following:

	2006	2005
Claims recoverable from reinsurers	$2,727.1	$2,806.6
Payable for reinsurance premiums	(1.2)	(1.7)
Reinsured amounts due to reinsurer	(0.5)	(0.3)
Reserve credits	0.8	1.1
Other	(10.8)	(9.0)
Total	$2,715.4	$2,796.7

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$199.0	$215.5	$244.9
Premiums ceded under reinsurance	0.5	0.4	0.5
Reinsurance recoveries	359.0	363.7	395.2

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the longest term of which expires in 2014.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $17.8, $17.4, and $17.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $16.9, $3.6, $2.6, $1.6, and $0.9, respectively, and $0.8 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. During 2006 and 2005, $79.4 and $42.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum liability to the Company under the guarantee was $30.0.

New Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"), with a maximum estimated cost of $81.5 under the Construction Agreements. Costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition and development of the corporate office facility totaled $27.6 for the year ended December 31, 2006. These costs were capitalized in Property and equipment on the Consolidated Balance Sheet.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(44.6)	$(18.0)	$482.1
Equity securities, available-for-sale	18.1	3.2	8.7
DAC/VOBA adjustment on
available-for-sale securities	3.9	5.1	(9.5)
Sales inducements adjustment on
available-for-sale securities	0.1	0.1	(0.1)
Premium deficiency reserve adjustment	(37.5)	(23.6)	-
Other investments	0.8	1.2	1.3
Less: allocation to experience-rated contracts	(52.4)	(48.6)	357.5
Unrealized capital (losses) gains, before tax	(6.8)	16.6	125.0
Deferred income tax asset (liability)	2.4	(10.3)	(41.2)
Net unrealized capital (losses) gains	(4.4)	6.3	83.8
Pension liability, net of tax	(9.6)	(11.6)	(16.7)
Accumulated other comprehensive (loss) income	$(14.0)	$(5.3)	$67.1

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(52.4) and $(48.6) at December 31, 2006 and 2005, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(26.6)	$(500.1)	$(133.0)
Equity securities, available-for-sale	14.9	(5.5)	(5.1)
DAC/VOBA adjustment on
available-for-sale securities	(1.2)	14.6	10.1
Sales inducements adjustment on
available-for-sale securities	-	0.2	(0.1)
Premium deficiency reserve adjustment	(13.9)	(23.6)	-
Other investments	(0.4)	(0.1)	(59.7)
Less: allocation to experience-rated contracts	(3.8)	(406.1)	(134.0)
Unrealized capital gains (losses), before tax	(23.4)	(108.4)	(53.8)
Deferred income tax asset (liability)	12.7	30.9	21.6
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

	2006	2005	2004
Net unrealized capital holding gains (losses) arising
during the year (1)	$(43.6)	$(38.2)	$(1.8)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(32.9)	39.3	30.4
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(95.4), $(53.4), and $(3.0), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(72.0), $55.0, and $50.8, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

2005	First*	Second*	Third*	Fourth*
Total revenue	$511.7	$536.5	$529.7	$519.8
Income before income taxes	55.0	76.0	87.3	75.9
Income tax expense (benefit)	17.0	23.9	(40.9)	21.5
Net income	$38.0	$52.1	$128.2	$54.4

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.01107-07                                                                                                   ILIAC Ed. April 2007